================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                               LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY
PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES
PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY
PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                       /s/ Gerard O'Reilly

DAVID BUTLER                           GERARD O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................................................   2
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts...............................................................................   3
   Management's Discussion and Analysis.............................................................  22
   Disclosure of Fund Expenses......................................................................  35
   Disclosure of Portfolio Holdings.................................................................  40
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio........................................................  43
       U.S. Large Cap Equity Portfolio..............................................................  48
       U.S. Large Cap Value Portfolio...............................................................  51
       U.S. Targeted Value Portfolio................................................................  52
       U.S. Small Cap Value Portfolio...............................................................  56
       U.S. Core Equity 1 Portfolio.................................................................  59
       U.S. Core Equity 2 Portfolio.................................................................  62
       U.S. Vector Equity Portfolio.................................................................  65
       U.S. Small Cap Portfolio.....................................................................  68
       U.S. Micro Cap Portfolio.....................................................................  72
       U.S. High Relative Profitability Portfolio...................................................  75
       DFA Real Estate Securities Portfolio.........................................................  78
       Large Cap International Portfolio............................................................  80
       International Core Equity Portfolio..........................................................  84
       International Small Company Portfolio........................................................  88
       Global Small Company Portfolio...............................................................  89
       Japanese Small Company Portfolio.............................................................  90
       Asia Pacific Small Company Portfolio.........................................................  91
       United Kingdom Small Company Portfolio.......................................................  92
       Continental Small Company Portfolio..........................................................  93
       DFA International Real Estate Securities Portfolio...........................................  94
       DFA Global Real Estate Securities Portfolio..................................................  98
       DFA International Small Cap Value Portfolio.................................................. 100
       International Vector Equity Portfolio........................................................ 104
       International High Relative Profitability Portfolio.......................................... 108
       World ex U.S. Value Portfolio................................................................ 112
       World ex U.S. Targeted Value Portfolio....................................................... 113
       World ex U.S. Core Equity Portfolio.......................................................... 118
       World Core Equity Portfolio.................................................................. 124
       Selectively Hedged Global Equity Portfolio................................................... 125
       Emerging Markets Portfolio................................................................... 127
       Emerging Markets Small Cap Portfolio......................................................... 128
       Emerging Markets Value Portfolio............................................................. 129
       Emerging Markets Core Equity Portfolio....................................................... 130
   Statements of Assets and Liabilities............................................................. 135
   Statements of Operations......................................................................... 143
   Statements of Changes in Net Assets.............................................................. 151
   Financial Highlights............................................................................. 163
   Notes to Financial Statements.................................................................... 185
   Report of Independent Registered Public Accounting Firm.......................................... 226
   Section 19(a) Notice............................................................................. 228
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts............................................................................... 229
   Management's Discussion and Analysis............................................................. 230
   Consolidated Disclosure of Fund Expenses......................................................... 231

TABLE OF CONTENTS

CONTINUED


                                                                                                     PAGE
                                                                                                     ----
   Consolidated Disclosure of Portfolio Holdings.................................................... 233
   Consolidated Schedule of Investments............................................................. 234
   Consolidated Statement of Assets and Liabilities................................................. 248
   Consolidated Statement of Operations............................................................. 249
   Consolidated Statement of Changes in Net Assets.................................................. 250
   Consolidated Financial Highlights................................................................ 251
   Consolidated Notes to Financial Statements....................................................... 252
   Report of Independent Registered Public Accounting Firm.......................................... 266
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts............................................................................... 267
   Management's Discussion and Analysis............................................................. 269
   Disclosure of Fund Expenses...................................................................... 272
   Disclosure of Portfolio Holdings................................................................. 274
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio............................................................ 275
       U.S. Large Company Portfolio................................................................. 276
   Statements of Assets and Liabilities............................................................. 279
   Statements of Operations......................................................................... 280
   Statements of Changes in Net Assets.............................................................. 281
   Financial Highlights............................................................................. 282
   Notes to Financial Statements.................................................................... 285
   Report of Independent Registered Public Accounting Firm.......................................... 296
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts............................................................................... 297
   Management's Discussion and Analysis............................................................. 302
   Disclosure of Fund Expenses...................................................................... 307
   Disclosure of Portfolio Holdings................................................................. 309
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.............................................................. 311
       The DFA International Value Series........................................................... 314
       The Japanese Small Company Series............................................................ 318
       The Asia Pacific Small Company Series........................................................ 321
       The United Kingdom Small Company Series...................................................... 323
       The Continental Small Company Series......................................................... 326
       The Canadian Small Company Series............................................................ 330
       The Emerging Markets Series.................................................................. 333
       The Emerging Markets Small Cap Series........................................................ 337
   Statements of Assets and Liabilities............................................................. 341
   Statements of Operations......................................................................... 343
   Statements of Changes in Net Assets.............................................................. 345
   Financial Highlights............................................................................. 348
   Notes to Financial Statements.................................................................... 357
   Report of Independent Registered Public Accounting Firm.......................................... 371
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts............................................................................... 372
   Management Discussion............................................................................ 373
   Disclosure of Fund Expenses...................................................................... 375
   Disclosure of Portfolio Holdings................................................................. 377
   Summary Schedules of Portfolio Holdings
       Dimensional Emerging Markets Value Fund...................................................... 378
   Statement of Assets and Liabilities.............................................................. 382
   Statement of Operations.......................................................................... 383

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
   Statements of Changes in Net Assets.............................................................. 384
   Financial Highlights............................................................................. 385
   Notes to Financial Statements.................................................................... 386
   Report of Independent Registered Public Accounting Firm.......................................... 395
FUND MANAGEMENT..................................................................................... 396
   Board of Independent Directors or Trustees Table................................................. 397
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 403
NOTICE TO SHAREHOLDERS.............................................................................. 404

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  ADR                    American Depositary Receipt
  REIT                   Real Estate Investment Trust
  GDR                    Global Depositary Receipt
  CAD                    Canadian Dollars
  SEK                    Swedish Krona
  USD                    United States Dollar
  AUD                    Australian Dollars
  CHF                    Swiss Franc
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  HKD                    Hong Kong Dollar
  ILS                    Israeli New Shekel
  JPY                    Japanese Yen
  NOK                    Norwegian Krone
  NZD                    New Zealand Dollars
  SGD                    Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes

  ^                            Denominated in USD, unless otherwise
                               noted.
  +                            See Note B to Financial Statements.
  W                            Rule 144A or Section 4(2) security
                               that is restricted as to resale to
                               institutional investors. The Fund's
                               Advisor deemed this security to be
                               liquid based upon procedures approved
                               by the Board of Trustees.
  #                            Total or Partial Securities on Loan.
                               Security pledged as collateral for
  (double left angle quote)    Futures Contracts.
  @                            Security purchased with cash proceeds
                               from Securities on Loan.
  (S)                          Affiliated Fund.
  ++                           Calculated as a percentage of total
                               net assets. Percentages shown
                               parenthetically next to the category
                               headings have been calculated as a
                               percentage of total investments.
                               "Other Securities" are those
                               securities that are not among the top
                               50 holdings in unaffiliated issuers
                               of the Fund or do not represent more
                               than 1.0% of the net assets of the
                               Fund. Some of the individual
                               securities within this category may
                               include Total or Partial Securities
                               on Loan and/or Non-Income Producing
                               Securities.
  *                            Non-Income Producing Securities.
                               Securities that have generally been
  (double right angle quote)   fair value factored. See Note B to
                               Financial Statements.
  ~                            Security pledged as collateral for
                               Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                    Computed using average shares
                         outstanding.
  (B) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
  (C)                    Non-Annualized
  (D)                    Annualized
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  --                     Amounts designated as -- are either
                         zero or rounded to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,320                           9,283
12/31/2008                    9,429                           9,381
1/31/2009                     8,639                           8,591
2/28/2009                     7,695                           7,676
3/31/2009                     8,395                           8,348
4/30/2009                     9,223                           9,147
5/31/2009                     9,774                           9,659
6/30/2009                     9,809                           9,678
7/31/2009                    10,585                          10,410
8/31/2009                    10,998                          10,786
9/30/2009                    11,431                          11,188
10/31/2009                   11,223                          10,980
11/30/2009                   11,933                          11,639
12/31/2009                   12,138                          11,864
1/31/2010                    11,721                          11,437
2/28/2010                    12,103                          11,791
3/31/2010                    12,816                          12,503
4/30/2010                    13,025                          12,700
5/31/2010                    11,999                          11,686
6/30/2010                    11,382                          11,074
7/31/2010                    12,185                          11,850
8/31/2010                    11,644                          11,315
9/30/2010                    12,686                          12,325
10/31/2010                   13,175                          12,794
11/30/2010                   13,158                          12,796
12/31/2010                   14,039                          13,651
1/31/2011                    14,389                          13,975
2/28/2011                    14,862                          14,453
3/31/2011                    14,862                          14,459
4/30/2011                    15,335                          14,887
5/31/2011                    15,195                          14,719
6/30/2011                    14,932                          14,473
7/31/2011                    14,652                          14,179
8/31/2011                    13,846                          13,409
9/30/2011                    12,864                          12,466
10/31/2011                   14,284                          13,829
11/30/2011                   14,196                          13,798
12/31/2011                   14,355                          13,939
1/31/2012                    15,028                          14,564
2/29/2012                    15,684                          15,194
3/31/2012                    16,215                          15,694
4/30/2012                    16,127                          15,595
5/31/2012                    15,152                          14,658
6/30/2012                    15,788                          15,262
7/31/2012                    16,055                          15,474
8/31/2012                    16,428                          15,822
9/30/2012                    16,850                          16,231
10/31/2012                   16,547                          15,932
11/30/2012                   16,654                          16,024
12/31/2012                   16,790                          16,170
1/31/2013                    17,650                          17,008
2/28/2013                    17,901                          17,239
3/31/2013                    18,563                          17,885
4/30/2013                    18,922                          18,230
5/31/2013                    19,352                          18,656
6/30/2013                    19,055                          18,406
7/31/2013                    20,061                          19,342
8/31/2013                    19,468                          18,782
9/30/2013                    20,079                          19,371
10/31/2013                   21,013                          20,261
11/30/2013                   21,659                          20,879
12/31/2013                   22,181                          21,407
1/31/2014                    21,444                          20,667
2/28/2014                    22,415                          21,613
3/31/2014                    22,588                          21,794
4/30/2014                    22,768                          21,955
5/31/2014                    23,326                          22,471
6/30/2014                    23,774                          22,935
7/31/2014                    23,432                          22,619
8/31/2014                    24,388                          23,523
9/30/2014                    24,027                          23,194
10/31/2014                   24,622                          23,760
11/30/2014                   25,326                          24,399
12/31/2014                   25,185                          24,338
1/31/2015                    24,504                          23,607
2/28/2015                    25,867                          24,964
3/31/2015                    25,495                          24,569
4/30/2015                    25,722                          24,805
5/31/2015                    26,073                          25,124
6/30/2015                    25,522                          24,637
7/31/2015                    26,080                          25,154
8/31/2015                    24,448                          23,636
9/30/2015                    23,869                          23,051
10/31/2015                   25,915                          24,996
11/30/2015                   25,956                          25,070
12/31/2015                   25,457                          24,674
1/31/2016                    24,241                          23,450
2/29/2016                    24,241                          23,418
3/31/2016                    25,967                          25,007
4/30/2016                    26,099                          25,104
5/31/2016                    26,542                          25,555
6/30/2016                    26,662                          25,621
7/31/2016                    27,660                          26,566
8/31/2016                    27,660                          26,603
9/30/2016                    27,658                          26,608
10/31/2016                   27,147                          26,123
11/30/2016                   28,102                          27,090
12/31/2016                   28,664                          27,625
1/31/2017                    29,214                          28,149
2/28/2017                    30,358                          29,267
3/31/2017                    30,420                          29,301
4/30/2017                    30,765                          29,602
5/31/2017                    31,224                          30,019
6/30/2017                    31,383                          30,206
7/31/2017                    32,097                          30,827
8/31/2017                    32,190                          30,922
9/30/2017                    32,772                          31,560
10/31/2017                   33,533                          32,296
11/30/2017                   34,479                          33,286
12/31/2017                   34,810                          33,657
1/31/2018                    36,693                          35,584
2/28/2018                    35,240                          34,272
3/31/2018                    34,288                          33,401
4/30/2018                    34,342                          33,529
5/31/2018                    35,230                          34,337
6/30/2018                    35,393                          34,548
7/31/2018                    36,692                          35,834
8/31/2018                    37,937                          37,001
9/30/2018                    38,108                          37,212
10/31/2018                   35,417                          34,668



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.62%     11.01%     13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2018

                               [CHART]


                      U.S. Large Cap
                     Equity Portfolio        Russell 1000/R/ Index
                    ------------------       ---------------------
6/25/2013                    $10,000                 $10,000
6/30/2013                     10,020                  10,130
7/31/2013                     10,550                  10,672
8/31/2013                     10,270                  10,378
9/30/2013                     10,630                  10,740
10/31/2013                    11,101                  11,213
11/30/2013                    11,452                  11,527
12/31/2013                    11,757                  11,838
1/31/2014                     11,333                  11,460
2/28/2014                     11,878                  12,004
3/31/2014                     11,985                  12,080
4/30/2014                     12,046                  12,137
5/31/2014                     12,319                  12,416
6/30/2014                     12,623                  12,699
7/31/2014                     12,410                  12,493
8/31/2014                     12,928                  13,010
9/30/2014                     12,654                  12,781
10/31/2014                    12,899                  13,094
11/30/2014                    13,205                  13,437
12/31/2014                    13,175                  13,405
1/31/2015                     12,775                  13,037
2/28/2015                     13,555                  13,790
3/31/2015                     13,391                  13,619
4/30/2015                     13,463                  13,715
5/31/2015                     13,659                  13,895
6/30/2015                     13,399                  13,634
7/31/2015                     13,564                  13,897
8/31/2015                     12,768                  13,061
9/30/2015                     12,374                  12,703
10/31/2015                    13,350                  13,731
11/30/2015                    13,391                  13,776
12/31/2015                    13,081                  13,528
1/31/2016                     12,350                  12,800
2/29/2016                     12,412                  12,796
3/31/2016                     13,260                  13,687
4/30/2016                     13,302                  13,762
5/31/2016                     13,522                  14,003
6/30/2016                     13,491                  14,034
7/31/2016                     14,029                  14,569
8/31/2016                     14,071                  14,588
9/30/2016                     14,104                  14,600
10/31/2016                    13,818                  14,315
11/30/2016                    14,495                  14,879
12/31/2016                    14,746                  15,159
1/31/2017                     15,065                  15,464
2/28/2017                     15,608                  16,062
3/31/2017                     15,614                  16,073
4/30/2017                     15,763                  16,242
5/31/2017                     15,913                  16,450
6/30/2017                     16,044                  16,565
7/31/2017                     16,355                  16,893
8/31/2017                     16,377                  16,946
9/30/2017                     16,779                  17,306
10/31/2017                    17,156                  17,703
11/30/2017                    17,748                  18,243
12/31/2017                    18,002                  18,447
1/31/2018                     19,019                  19,459
2/28/2018                     18,316                  18,745
3/31/2018                     17,896                  18,319
4/30/2018                     17,918                  18,382
5/31/2018                     18,341                  18,851
6/30/2018                     18,426                  18,973
7/31/2018                     19,080                  19,627
8/31/2018                     19,701                  20,304
9/30/2018                     19,770                  20,381
10/31/2018                    18,326                  18,939

AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        6.82%     10.54%     11.99%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2008                      $10,000                        $10,000
11/30/2008                        9,019                          9,283
12/31/2008                        9,312                          9,412
1/31/2009                         8,208                          8,330
2/28/2009                         7,055                          7,217
3/31/2009                         7,749                          7,834
4/30/2009                         9,003                          8,673
5/31/2009                         9,693                          9,210
6/30/2009                         9,576                          9,142
7/31/2009                        10,478                          9,890
8/31/2009                        11,190                         10,407
9/30/2009                        11,678                         10,809
10/31/2009                       11,176                         10,478
11/30/2009                       11,805                         11,069
12/31/2009                       12,123                         11,265
1/31/2010                        11,839                         10,948
2/28/2010                        12,350                         11,294
3/31/2010                        13,314                         12,029
4/30/2010                        13,734                         12,340
5/31/2010                        12,559                         11,326
6/30/2010                        11,609                         10,688
7/31/2010                        12,517                         11,412
8/31/2010                        11,752                         10,924
9/30/2010                        12,904                         11,771
10/31/2010                       13,379                         12,124
11/30/2010                       13,278                         12,060
12/31/2010                       14,569                         13,012
1/31/2011                        15,039                         13,306
2/28/2011                        15,850                         13,797
3/31/2011                        15,922                         13,852
4/30/2011                        16,322                         14,220
5/31/2011                        16,089                         14,070
6/30/2011                        15,797                         13,782
7/31/2011                        15,076                         13,325
8/31/2011                        13,800                         12,493
9/30/2011                        12,406                         11,549
10/31/2011                       14,119                         12,871
11/30/2011                       14,002                         12,804
12/31/2011                       14,112                         13,063
1/31/2012                        14,812                         13,557
2/29/2012                        15,667                         14,097
3/31/2012                        15,954                         14,515
4/30/2012                        15,622                         14,367
5/31/2012                        14,512                         13,524
6/30/2012                        15,291                         14,196
7/31/2012                        15,439                         14,343
8/31/2012                        16,049                         14,654
9/30/2012                        16,635                         15,119
10/31/2012                       16,680                         15,045
11/30/2012                       16,717                         15,039
12/31/2012                       17,223                         15,350
1/31/2013                        18,419                         16,347
2/28/2013                        18,652                         16,582
3/31/2013                        19,549                         17,239
4/30/2013                        19,745                         17,499
5/31/2013                        20,560                         17,949
6/30/2013                        20,323                         17,790
7/31/2013                        21,542                         18,751
8/31/2013                        20,899                         18,040
9/30/2013                        21,516                         18,492
10/31/2013                       22,604                         19,301
11/30/2013                       23,547                         19,840
12/31/2013                       24,169                         20,342
1/31/2014                        23,213                         19,620
2/28/2014                        23,993                         20,468
3/31/2014                        24,555                         20,957
4/30/2014                        24,716                         21,156
5/31/2014                        25,253                         21,466
6/30/2014                        25,941                         22,027
7/31/2014                        25,748                         21,651
8/31/2014                        26,565                         22,447
9/30/2014                        25,903                         21,984
10/31/2014                       26,104                         22,478
11/30/2014                       26,406                         22,938
12/31/2014                       26,601                         23,079
1/31/2015                        25,279                         22,156
2/28/2015                        27,063                         23,228
3/31/2015                        26,544                         22,912
4/30/2015                        27,086                         23,126
5/31/2015                        27,377                         23,404
6/30/2015                        26,934                         22,937
7/31/2015                        26,863                         23,038
8/31/2015                        25,229                         21,666
9/30/2015                        24,414                         21,012
10/31/2015                       26,406                         22,597
11/30/2015                       26,501                         22,683
12/31/2015                       25,672                         22,196
1/31/2016                        23,923                         21,049
2/29/2016                        23,964                         21,043
3/31/2016                        25,704                         22,559
4/30/2016                        26,400                         23,033
5/31/2016                        26,752                         23,391
6/30/2016                        26,724                         23,593
7/31/2016                        27,642                         24,278
8/31/2016                        27,962                         24,465
9/30/2016                        28,096                         24,414
10/31/2016                       27,614                         24,037
11/30/2016                       29,781                         25,409
12/31/2016                       30,522                         26,044
1/31/2017                        30,966                         26,230
2/28/2017                        31,897                         27,172
3/31/2017                        31,599                         26,896
4/30/2017                        31,809                         26,845
5/31/2017                        31,774                         26,819
6/30/2017                        32,298                         27,257
7/31/2017                        32,842                         27,620
8/31/2017                        32,535                         27,298
9/30/2017                        33,788                         28,106
10/31/2017                       34,273                         28,310
11/30/2017                       35,491                         29,177
12/31/2017                       36,311                         29,603
1/31/2018                        38,177                         30,748
2/28/2018                        36,283                         29,279
3/31/2018                        35,457                         28,764
4/30/2018                        35,513                         28,859
5/31/2018                        35,840                         29,031
6/30/2018                        35,588                         29,103
7/31/2018                        37,059                         30,254
8/31/2018                        37,594                         30,702
9/30/2018                        37,620                         30,763
10/31/2018                       35,228                         29,170



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.79%     9.28%     13.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
10/31/2008                    $10,000                          $10,000
11/30/2008                      8,694                            8,842
12/31/2008                      9,256                            9,386
1/31/2009                       7,993                            8,045
2/28/2009                       6,935                            6,928
3/31/2009                       7,698                            7,543
4/30/2009                       9,197                            8,740
5/31/2009                       9,510                            8,928
6/30/2009                       9,471                            8,900
7/31/2009                      10,605                            9,930
8/31/2009                      11,165                           10,400
9/30/2009                      11,785                           10,921
10/31/2009                     10,936                           10,196
11/30/2009                     11,306                           10,520
12/31/2009                     12,192                           11,317
1/31/2010                      11,917                           10,985
2/28/2010                      12,591                           11,495
3/31/2010                      13,630                           12,451
4/30/2010                      14,622                           13,322
5/31/2010                      13,300                           12,196
6/30/2010                      12,034                           11,132
7/31/2010                      12,972                           11,926
8/31/2010                      11,924                           11,030
9/30/2010                      13,383                           12,214
10/31/2010                     13,881                           12,687
11/30/2010                     14,444                           13,009
12/31/2010                     15,731                           14,090
1/31/2011                      15,835                           14,098
2/28/2011                      16,724                           14,814
3/31/2011                      17,045                           15,020
4/30/2011                      17,320                           15,264
5/31/2011                      16,894                           14,990
6/30/2011                      16,520                           14,622
7/31/2011                      15,943                           14,138
8/31/2011                      14,343                           12,889
9/30/2011                      12,559                           11,482
10/31/2011                     14,532                           13,136
11/30/2011                     14,579                           13,110
12/31/2011                     14,723                           13,315
1/31/2012                      15,616                           14,200
2/29/2012                      16,182                           14,412
3/31/2012                      16,483                           14,859
4/30/2012                      16,214                           14,644
5/31/2012                      15,004                           13,749
6/30/2012                      15,611                           14,412
7/31/2012                      15,534                           14,264
8/31/2012                      16,246                           14,704
9/30/2012                      16,759                           15,228
10/31/2012                     16,663                           15,037
11/30/2012                     16,943                           15,083
12/31/2012                     17,529                           15,719
1/31/2013                      18,735                           16,656
2/28/2013                      19,044                           16,846
3/31/2013                      19,971                           17,547
4/30/2013                      19,775                           17,530
5/31/2013                      20,744                           18,054
6/30/2013                      20,601                           17,981
7/31/2013                      22,047                           19,136
8/31/2013                      21,241                           18,290
9/30/2013                      22,421                           19,346
10/31/2013                     23,393                           19,975
11/30/2013                     24,426                           20,754
12/31/2013                     25,057                           21,145
1/31/2014                      23,870                           20,327
2/28/2014                      25,112                           21,258
3/31/2014                      25,607                           21,521
4/30/2014                      25,134                           20,967
5/31/2014                      25,376                           21,100
6/30/2014                      26,453                           22,034
7/31/2014                      25,131                           20,701
8/31/2014                      26,409                           21,601
9/30/2014                      24,824                           20,144
10/31/2014                     25,608                           21,551
11/30/2014                     25,464                           21,451
12/31/2014                     25,782                           22,037
1/31/2015                      24,655                           21,120
2/28/2015                      26,421                           22,100
3/31/2015                      26,785                           22,473
4/30/2015                      26,505                           21,993
5/31/2015                      26,889                           22,176
6/30/2015                      26,791                           22,205
7/31/2015                      26,091                           21,592
8/31/2015                      25,029                           20,532
9/30/2015                      23,803                           19,821
10/31/2015                     25,267                           20,931
11/30/2015                     25,864                           21,526
12/31/2015                     24,278                           20,391
1/31/2016                      22,632                           19,021
2/29/2016                      22,939                           19,151
3/31/2016                      24,892                           20,738
4/30/2016                      25,410                           21,178
5/31/2016                      25,570                           21,566
6/30/2016                      25,235                           21,631
7/31/2016                      26,483                           22,798
8/31/2016                      26,878                           23,365
9/30/2016                      27,124                           23,549
10/31/2016                     26,331                           22,775
11/30/2016                     29,936                           25,798
12/31/2016                     30,762                           26,863
1/31/2017                      30,813                           26,672
2/28/2017                      31,134                           27,057
3/31/2017                      30,847                           26,828
4/30/2017                      30,667                           26,934
5/31/2017                      29,639                           26,095
6/30/2017                      30,648                           27,008
7/31/2017                      30,918                           27,179
8/31/2017                      30,056                           26,511
9/30/2017                      32,251                           28,388
10/31/2017                     32,471                           28,425
11/30/2017                     33,491                           29,248
12/31/2017                     33,686                           28,969
1/31/2018                      34,377                           29,326
2/28/2018                      32,752                           27,860
3/31/2018                      32,941                           28,204
4/30/2018                      33,253                           28,693
5/31/2018                      34,934                           30,362
6/30/2018                      34,919                           30,546
7/31/2018                      35,612                           31,085
8/31/2018                      36,482                           31,826
9/30/2018                      35,437                           31,036
10/31/2018                     31,949                           28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.61%     6.43%     12.32%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
10/31/2008                     $10,000                      $10,000
11/30/2008                       8,697                        8,842
12/31/2008                       9,254                        9,386
1/31/2009                        7,980                        8,045
2/28/2009                        6,924                        6,928
3/31/2009                        7,682                        7,543
4/30/2009                        9,180                        8,740
5/31/2009                        9,490                        8,928
6/30/2009                        9,460                        8,900
7/31/2009                       10,586                        9,930
8/31/2009                       11,156                       10,400
9/30/2009                       11,766                       10,921
10/31/2009                      10,923                       10,196
11/30/2009                      11,286                       10,520
12/31/2009                      12,173                       11,317
1/31/2010                       11,887                       10,985
2/28/2010                       12,551                       11,495
3/31/2010                       13,595                       12,451
4/30/2010                       14,571                       13,322
5/31/2010                       13,256                       12,196
6/30/2010                       12,002                       11,132
7/31/2010                       12,927                       11,926
8/31/2010                       11,885                       11,030
9/30/2010                       13,338                       12,214
10/31/2010                      13,835                       12,687
11/30/2010                      14,384                       13,009
12/31/2010                      15,659                       14,090
1/31/2011                       15,772                       14,098
2/28/2011                       16,647                       14,814
3/31/2011                       16,967                       15,020
4/30/2011                       17,231                       15,264
5/31/2011                       16,807                       14,990
6/30/2011                       16,445                       14,622
7/31/2011                       15,860                       14,138
8/31/2011                       14,267                       12,889
9/30/2011                       12,493                       11,482
10/31/2011                      14,458                       13,136
11/30/2011                      14,505                       13,110
12/31/2011                      14,644                       13,315
1/31/2012                       15,533                       14,200
2/29/2012                       16,087                       14,412
3/31/2012                       16,383                       14,859
4/30/2012                       16,115                       14,644
5/31/2012                       14,912                       13,749
6/30/2012                       15,508                       14,412
7/31/2012                       15,432                       14,264
8/31/2012                       16,140                       14,704
9/30/2012                       16,644                       15,228
10/31/2012                      16,548                       15,037
11/30/2012                      16,826                       15,083
12/31/2012                      17,401                       15,719
1/31/2013                       18,590                       16,656
2/28/2013                       18,907                       16,846
3/31/2013                       19,819                       17,547
4/30/2013                       19,624                       17,530
5/31/2013                       20,587                       18,054
6/30/2013                       20,438                       17,981
7/31/2013                       21,864                       19,136
8/31/2013                       21,053                       18,290
9/30/2013                       22,229                       19,346
10/31/2013                      23,185                       19,975
11/30/2013                      24,202                       20,754
12/31/2013                      24,828                       21,145
1/31/2014                       23,648                       20,327
2/28/2014                       24,872                       21,258
3/31/2014                       25,359                       21,521
4/30/2014                       24,889                       20,967
5/31/2014                       25,129                       21,100
6/30/2014                       26,190                       22,034
7/31/2014                       24,877                       20,701
8/31/2014                       26,147                       21,601
9/30/2014                       24,574                       20,144
10/31/2014                      25,341                       21,551
11/30/2014                      25,188                       21,451
12/31/2014                      25,510                       22,037
1/31/2015                       24,391                       21,120
2/28/2015                       26,133                       22,100
3/31/2015                       26,485                       22,473
4/30/2015                       26,208                       21,993
5/31/2015                       26,578                       22,176
6/30/2015                       26,484                       22,205
7/31/2015                       25,790                       21,592
8/31/2015                       24,736                       20,532
9/30/2015                       23,524                       19,821
10/31/2015                      24,963                       20,931
11/30/2015                      25,543                       21,526
12/31/2015                      23,990                       20,391
1/31/2016                       22,359                       19,021
2/29/2016                       22,651                       19,151
3/31/2016                       24,589                       20,738
4/30/2016                       25,090                       21,178
5/31/2016                       25,249                       21,566
6/30/2016                       24,920                       21,631
7/31/2016                       26,145                       22,798
8/31/2016                       26,525                       23,365
9/30/2016                       26,770                       23,549
10/31/2016                      25,972                       22,775
11/30/2016                      29,531                       25,798
12/31/2016                      30,345                       26,863
1/31/2017                       30,396                       26,672
2/28/2017                       30,701                       27,057
3/31/2017                       30,419                       26,828
4/30/2017                       30,241                       26,934
5/31/2017                       29,223                       26,095
6/30/2017                       30,197                       27,008
7/31/2017                       30,478                       27,179
8/31/2017                       29,623                       26,511
9/30/2017                       31,772                       28,388
10/31/2017                      31,989                       28,425
11/30/2017                      32,986                       29,248
12/31/2017                      33,173                       28,969
1/31/2018                       33,856                       29,326
2/28/2018                       32,248                       27,860
3/31/2018                       32,435                       28,204
4/30/2018                       32,731                       28,693
5/31/2018                       34,381                       30,362
6/30/2018                       34,367                       30,546
7/31/2018                       35,039                       31,085
8/31/2018                       35,886                       31,826
9/30/2018                       34,865                       31,036
10/31/2018                      31,416                       28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.79%     6.27%     12.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     8,699                           8,842
12/31/2008                     9,259                           9,386
1/31/2009                      7,986                           8,045
2/28/2009                      6,937                           6,928
3/31/2009                      7,694                           7,543
4/30/2009                      9,193                           8,740
5/31/2009                      9,510                           8,928
6/30/2009                      9,477                           8,900
7/31/2009                     10,607                           9,930
8/31/2009                     11,177                          10,400
9/30/2009                     11,798                          10,921
10/31/2009                    10,947                          10,196
11/30/2009                    11,312                          10,520
12/31/2009                    12,210                          11,317
1/31/2010                     11,928                          10,985
2/28/2010                     12,595                          11,495
3/31/2010                     13,643                          12,451
4/30/2010                     14,629                          13,322
5/31/2010                     13,314                          12,196
6/30/2010                     12,049                          11,132
7/31/2010                     12,989                          11,926
8/31/2010                     11,937                          11,030
9/30/2010                     13,405                          12,214
10/31/2010                    13,904                          12,687
11/30/2010                    14,460                          13,009
12/31/2010                    15,752                          14,090
1/31/2011                     15,857                          14,098
2/28/2011                     16,756                          14,814
3/31/2011                     17,078                          15,020
4/30/2011                     17,344                          15,264
5/31/2011                     16,917                          14,990
6/30/2011                     16,554                          14,622
7/31/2011                     15,975                          14,138
8/31/2011                     14,372                          12,889
9/30/2011                     12,588                          11,482
10/31/2011                    14,566                          13,136
11/30/2011                    14,613                          13,110
12/31/2011                    14,761                          13,315
1/31/2012                     15,656                          14,200
2/29/2012                     16,224                          14,412
3/31/2012                     16,529                          14,859
4/30/2012                     16,260                          14,644
5/31/2012                     15,047                          13,749
6/30/2012                     15,659                          14,412
7/31/2012                     15,581                          14,264
8/31/2012                     16,296                          14,704
9/30/2012                     16,815                          15,228
10/31/2012                    16,718                          15,037
11/30/2012                    16,999                          15,083
12/31/2012                    17,594                          15,719
1/31/2013                     18,793                          16,656
2/28/2013                     19,114                          16,846
3/31/2013                     20,045                          17,547
4/30/2013                     19,848                          17,530
5/31/2013                     20,831                          18,054
6/30/2013                     20,682                          17,981
7/31/2013                     22,134                          19,136
8/31/2013                     21,315                          18,290
9/30/2013                     22,506                          19,346
10/31/2013                    23,472                          19,975
11/30/2013                    24,521                          20,754
12/31/2013                    25,163                          21,145
1/31/2014                     23,970                          20,327
2/28/2014                     25,208                          21,258
3/31/2014                     25,709                          21,521
4/30/2014                     25,245                          20,967
5/31/2014                     25,488                          21,100
6/30/2014                     26,566                          22,034
7/31/2014                     25,247                          20,701
8/31/2014                     26,533                          21,601
9/30/2014                     24,945                          20,144
10/31/2014                    25,722                          21,551
11/30/2014                    25,589                          21,451
12/31/2014                    25,903                          22,037
1/31/2015                     24,781                          21,120
2/28/2015                     26,558                          22,100
3/31/2015                     26,917                          22,473
4/30/2015                     26,648                          21,993
5/31/2015                     27,035                          22,176
6/30/2015                     26,930                          22,205
7/31/2015                     26,237                          21,592
8/31/2015                     25,168                          20,532
9/30/2015                     23,941                          19,821
10/31/2015                    25,415                          20,931
11/30/2015                    26,016                          21,526
12/31/2015                    24,421                          20,391
1/31/2016                     22,765                          19,021
2/29/2016                     23,086                          19,151
3/31/2016                     25,045                          20,738
4/30/2016                     25,566                          21,178
5/31/2016                     25,739                          21,566
6/30/2016                     25,396                          21,631
7/31/2016                     26,652                          22,798
8/31/2016                     27,050                          23,365
9/30/2016                     27,304                          23,549
10/31/2016                    26,506                          22,775
11/30/2016                    30,134                          25,798
12/31/2016                    30,982                          26,863
1/31/2017                     31,034                          26,672
2/28/2017                     31,343                          27,057
3/31/2017                     31,061                          26,828
4/30/2017                     30,892                          26,934
5/31/2017                     29,858                          26,095
6/30/2017                     30,868                          27,008
7/31/2017                     31,153                          27,179
8/31/2017                     30,284                          26,511
9/30/2017                     32,491                          28,388
10/31/2017                    32,725                          28,425
11/30/2017                    33,752                          29,248
12/31/2017                    33,953                          28,969
1/31/2018                     34,649                          29,326
2/28/2018                     33,012                          27,860
3/31/2018                     33,211                          28,204
4/30/2018                     33,525                          28,693
5/31/2018                     35,219                          30,362
6/30/2018                     35,214                          30,546
7/31/2018                     35,912                          31,085
8/31/2018                     36,789                          31,826
9/30/2018                     35,745                          31,036
10/31/2018                    32,228                          28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.52%     6.55%     12.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2008                    $10,000                      $10,000
11/30/2008                      8,701                        8,842
12/31/2008                      9,157                        9,386
1/31/2009                       7,850                        8,045
2/28/2009                       6,853                        6,928
3/31/2009                       7,565                        7,543
4/30/2009                       9,052                        8,740
5/31/2009                       9,343                        8,928
6/30/2009                       9,376                        8,900
7/31/2009                      10,637                        9,930
8/31/2009                      11,183                       10,400
9/30/2009                      11,892                       10,921
10/31/2009                     10,997                       10,196
11/30/2009                     11,338                       10,520
12/31/2009                     12,236                       11,317
1/31/2010                      11,850                       10,985
2/28/2010                      12,579                       11,495
3/31/2010                      13,694                       12,451
4/30/2010                      14,804                       13,322
5/31/2010                      13,338                       12,196
6/30/2010                      11,985                       11,132
7/31/2010                      13,027                       11,926
8/31/2010                      11,935                       11,030
9/30/2010                      13,479                       12,214
10/31/2010                     14,041                       12,687
11/30/2010                     14,672                       13,009
12/31/2010                     16,018                       14,090
1/31/2011                      16,068                       14,098
2/28/2011                      17,076                       14,814
3/31/2011                      17,427                       15,020
4/30/2011                      17,646                       15,264
5/31/2011                      17,095                       14,990
6/30/2011                      16,786                       14,622
7/31/2011                      16,303                       14,138
8/31/2011                      14,579                       12,889
9/30/2011                      12,745                       11,482
10/31/2011                     14,762                       13,136
11/30/2011                     14,661                       13,110
12/31/2011                     14,809                       13,315
1/31/2012                      15,909                       14,200
2/29/2012                      16,414                       14,412
3/31/2012                      16,791                       14,859
4/30/2012                      16,523                       14,644
5/31/2012                      15,346                       13,749
6/30/2012                      16,019                       14,412
7/31/2012                      15,980                       14,264
8/31/2012                      16,654                       14,704
9/30/2012                      17,206                       15,228
10/31/2012                     17,064                       15,037
11/30/2012                     17,379                       15,083
12/31/2012                     18,026                       15,719
1/31/2013                      19,209                       16,656
2/28/2013                      19,546                       16,846
3/31/2013                      20,505                       17,547
4/30/2013                      20,278                       17,530
5/31/2013                      21,372                       18,054
6/30/2013                      21,222                       17,981
7/31/2013                      22,778                       19,136
8/31/2013                      21,828                       18,290
9/30/2013                      22,972                       19,346
10/31/2013                     23,779                       19,975
11/30/2013                     24,986                       20,754
12/31/2013                     25,666                       21,145
1/31/2014                      24,347                       20,327
2/28/2014                      25,674                       21,258
3/31/2014                      25,978                       21,521
4/30/2014                      25,478                       20,967
5/31/2014                      25,688                       21,100
6/30/2014                      26,828                       22,034
7/31/2014                      25,282                       20,701
8/31/2014                      26,755                       21,601
9/30/2014                      24,888                       20,144
10/31/2014                     26,037                       21,551
11/30/2014                     25,964                       21,451
12/31/2014                     26,560                       22,037
1/31/2015                      25,246                       21,120
2/28/2015                      26,734                       22,100
3/31/2015                      27,209                       22,473
4/30/2015                      26,844                       21,993
5/31/2015                      27,209                       22,176
6/30/2015                      27,223                       22,205
7/31/2015                      26,225                       21,592
8/31/2015                      25,166                       20,532
9/30/2015                      24,031                       19,821
10/31/2015                     25,301                       20,931
11/30/2015                     26,104                       21,526
12/31/2015                     24,485                       20,391
1/31/2016                      22,726                       19,021
2/29/2016                      22,991                       19,151
3/31/2016                      25,006                       20,738
4/30/2016                      25,457                       21,178
5/31/2016                      25,578                       21,566
6/30/2016                      25,282                       21,631
7/31/2016                      26,508                       22,798
8/31/2016                      26,968                       23,365
9/30/2016                      27,293                       23,549
10/31/2016                     26,438                       22,775
11/30/2016                     30,369                       25,798
12/31/2016                     31,405                       26,863
1/31/2017                      31,237                       26,672
2/28/2017                      31,338                       27,057
3/31/2017                      30,981                       26,828
4/30/2017                      31,124                       26,934
5/31/2017                      30,032                       26,095
6/30/2017                      30,809                       27,008
7/31/2017                      31,044                       27,179
8/31/2017                      30,253                       26,511
9/30/2017                      32,648                       28,388
10/31/2017                     32,960                       28,425
11/30/2017                     33,660                       29,248
12/31/2017                     33,670                       28,969
1/31/2018                      34,176                       29,326
2/28/2018                      32,578                       27,860
3/31/2018                      32,881                       28,204
4/30/2018                      33,316                       28,693
5/31/2018                      35,411                       30,362
6/30/2018                      35,433                       30,546
7/31/2018                      36,003                       31,085
8/31/2018                      37,026                       31,826
9/30/2018                      35,845                       31,036
10/31/2018                     32,472                       28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.48%     6.43%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,155                       9,211
12/31/2008                  9,396                       9,387
1/31/2009                   8,547                       8,599
2/28/2009                   7,633                       7,698
3/31/2009                   8,334                       8,373
4/30/2009                   9,344                       9,254
5/31/2009                   9,784                       9,747
6/30/2009                   9,828                       9,781
7/31/2009                  10,660                      10,542
8/31/2009                  11,050                      10,919
9/30/2009                  11,573                      11,376
10/31/2009                 11,164                      11,083
11/30/2009                 11,726                      11,713
12/31/2009                 12,199                      12,047
1/31/2010                  11,806                      11,613
2/28/2010                  12,265                      12,006
3/31/2010                  13,080                      12,763
4/30/2010                  13,488                      13,039
5/31/2010                  12,423                      12,009
6/30/2010                  11,623                      11,318
7/31/2010                  12,454                      12,104
8/31/2010                  11,781                      11,534
9/30/2010                  12,983                      12,623
10/31/2010                 13,486                      13,117
11/30/2010                 13,658                      13,192
12/31/2010                 14,653                      14,087
1/31/2011                  14,946                      14,394
2/28/2011                  15,545                      14,918
3/31/2011                  15,709                      14,986
4/30/2011                  16,136                      15,432
5/31/2011                  15,909                      15,256
6/30/2011                  15,615                      14,982
7/31/2011                  15,173                      14,639
8/31/2011                  14,115                      13,760
9/30/2011                  12,880                      12,693
10/31/2011                 14,493                      14,153
11/30/2011                 14,467                      14,115
12/31/2011                 14,559                      14,231
1/31/2012                  15,344                      14,949
2/29/2012                  16,007                      15,582
3/31/2012                  16,432                      16,062
4/30/2012                  16,269                      15,957
5/31/2012                  15,198                      14,971
6/30/2012                  15,760                      15,557
7/31/2012                  15,869                      15,711
8/31/2012                  16,332                      16,103
9/30/2012                  16,797                      16,526
10/31/2012                 16,564                      16,241
11/30/2012                 16,742                      16,367
12/31/2012                 17,022                      16,567
1/31/2013                  18,056                      17,476
2/28/2013                  18,276                      17,708
3/31/2013                  19,025                      18,402
4/30/2013                  19,232                      18,703
5/31/2013                  19,868                      19,144
6/30/2013                  19,668                      18,896
7/31/2013                  20,805                      19,932
8/31/2013                  20,222                      19,375
9/30/2013                  21,055                      20,095
10/31/2013                 21,918                      20,949
11/30/2013                 22,629                      21,557
12/31/2013                 23,252                      22,126
1/31/2014                  22,451                      21,427
2/28/2014                  23,533                      22,443
3/31/2014                  23,722                      22,562
4/30/2014                  23,666                      22,590
5/31/2014                  24,131                      23,083
6/30/2014                  24,829                      23,661
7/31/2014                  24,192                      23,195
8/31/2014                  25,225                      24,168
9/30/2014                  24,534                      23,664
10/31/2014                 25,145                      24,315
11/30/2014                 25,670                      24,904
12/31/2014                 25,699                      24,904
1/31/2015                  24,896                      24,211
2/28/2015                  26,445                      25,613
3/31/2015                  26,272                      25,352
4/30/2015                  26,344                      25,467
5/31/2015                  26,690                      25,819
6/30/2015                  26,301                      25,387
7/31/2015                  26,474                      25,812
8/31/2015                  24,987                      24,254
9/30/2015                  24,166                      23,547
10/31/2015                 25,965                      25,407
11/30/2015                 26,139                      25,548
12/31/2015                 25,352                      25,023
1/31/2016                  23,861                      23,611
2/29/2016                  24,009                      23,604
3/31/2016                  25,738                      25,266
4/30/2016                  25,916                      25,422
5/31/2016                  26,316                      25,877
6/30/2016                  26,240                      25,930
7/31/2016                  27,313                      26,959
8/31/2016                  27,477                      27,028
9/30/2016                  27,533                      27,071
10/31/2016                 26,919                      26,485
11/30/2016                 28,564                      27,670
12/31/2016                 29,104                      28,210
1/31/2017                  29,617                      28,741
2/28/2017                  30,584                      29,810
3/31/2017                  30,605                      29,830
4/30/2017                  30,877                      30,146
5/31/2017                  31,044                      30,455
6/30/2017                  31,396                      30,730
7/31/2017                  31,929                      31,309
8/31/2017                  31,868                      31,370
9/30/2017                  32,912                      32,135
10/31/2017                 33,630                      32,836
11/30/2017                 34,776                      33,833
12/31/2017                 35,185                      34,171
1/31/2018                  36,945                      35,972
2/28/2018                  35,571                      34,646
3/31/2018                  34,978                      33,951
4/30/2018                  35,040                      34,080
5/31/2018                  36,077                      35,042
6/30/2018                  36,227                      35,271
7/31/2018                  37,392                      36,442
8/31/2018                  38,682                      37,721
9/30/2018                  38,596                      37,784
10/31/2018                 35,509                      35,002



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.59%     10.13%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                    $10,000                       $10,000
11/30/2008                      9,094                         9,211
12/31/2008                      9,364                         9,387
1/31/2009                       8,389                         8,599
2/28/2009                       7,413                         7,698
3/31/2009                       8,143                         8,373
4/30/2009                       9,280                         9,254
5/31/2009                       9,724                         9,747
6/30/2009                       9,711                         9,781
7/31/2009                      10,590                        10,542
8/31/2009                      11,023                        10,919
9/30/2009                      11,573                        11,376
10/31/2009                     11,066                        11,083
11/30/2009                     11,568                        11,713
12/31/2009                     12,094                        12,047
1/31/2010                      11,723                        11,613
2/28/2010                      12,213                        12,006
3/31/2010                      13,086                        12,763
4/30/2010                      13,563                        13,039
5/31/2010                      12,489                        12,009
6/30/2010                      11,610                        11,318
7/31/2010                      12,461                        12,104
8/31/2010                      11,717                        11,534
9/30/2010                      12,955                        12,623
10/31/2010                     13,436                        13,117
11/30/2010                     13,649                        13,192
12/31/2010                     14,732                        14,087
1/31/2011                      15,014                        14,394
2/28/2011                      15,685                        14,918
3/31/2011                      15,875                        14,986
4/30/2011                      16,238                        15,432
5/31/2011                      15,983                        15,256
6/30/2011                      15,669                        14,982
7/31/2011                      15,142                        14,639
8/31/2011                      13,995                        13,760
9/30/2011                      12,667                        12,693
10/31/2011                     14,374                        14,153
11/30/2011                     14,319                        14,115
12/31/2011                     14,424                        14,231
1/31/2012                      15,227                        14,949
2/29/2012                      15,881                        15,582
3/31/2012                      16,265                        16,062
4/30/2012                      16,101                        15,957
5/31/2012                      14,996                        14,971
6/30/2012                      15,587                        15,557
7/31/2012                      15,669                        15,711
8/31/2012                      16,163                        16,103
9/30/2012                      16,654                        16,526
10/31/2012                     16,503                        16,241
11/30/2012                     16,654                        16,367
12/31/2012                     17,031                        16,567
1/31/2013                      18,108                        17,476
2/28/2013                      18,331                        17,708
3/31/2013                      19,101                        18,402
4/30/2013                      19,241                        18,703
5/31/2013                      19,970                        19,144
6/30/2013                      19,779                        18,896
7/31/2013                      20,975                        19,932
8/31/2013                      20,328                        19,375
9/30/2013                      21,196                        20,095
10/31/2013                     22,058                        20,949
11/30/2013                     22,806                        21,557
12/31/2013                     23,461                        22,126
1/31/2014                      22,587                        21,427
2/28/2014                      23,648                        22,443
3/31/2014                      23,923                        22,562
4/30/2014                      23,808                        22,590
5/31/2014                      24,224                        23,083
6/30/2014                      24,991                        23,661
7/31/2014                      24,299                        23,195
8/31/2014                      25,308                        24,168
9/30/2014                      24,504                        23,664
10/31/2014                     25,098                        24,315
11/30/2014                     25,546                        24,904
12/31/2014                     25,648                        24,904
1/31/2015                      24,724                        24,211
2/28/2015                      26,322                        25,613
3/31/2015                      26,196                        25,352
4/30/2015                      26,255                        25,467
5/31/2015                      26,593                        25,819
6/30/2015                      26,238                        25,387
7/31/2015                      26,194                        25,812
8/31/2015                      24,733                        24,254
9/30/2015                      23,845                        23,547
10/31/2015                     25,579                        25,407
11/30/2015                     25,787                        25,548
12/31/2015                     24,860                        25,023
1/31/2016                      23,340                        23,611
2/29/2016                      23,507                        23,604
3/31/2016                      25,220                        25,266
4/30/2016                      25,464                        25,422
5/31/2016                      25,862                        25,877
6/30/2016                      25,729                        25,930
7/31/2016                      26,788                        26,959
8/31/2016                      27,018                        27,028
9/30/2016                      27,083                        27,071
10/31/2016                     26,467                        26,485
11/30/2016                     28,407                        27,670
12/31/2016                     28,981                        28,210
1/31/2017                      29,417                        28,741
2/28/2017                      30,242                        29,810
3/31/2017                      30,177                        29,830
4/30/2017                      30,411                        30,146
5/31/2017                      30,364                        30,455
6/30/2017                      30,825                        30,730
7/31/2017                      31,312                        31,309
8/31/2017                      31,092                        31,370
9/30/2017                      32,315                        32,135
10/31/2017                     32,914                        32,836
11/30/2017                     34,048                        33,833
12/31/2017                     34,469                        34,171
1/31/2018                      36,020                        35,972
2/28/2018                      34,581                        34,646
3/31/2018                      34,108                        33,951
4/30/2018                      34,140                        34,080
5/31/2018                      35,084                        35,042
6/30/2018                      35,180                        35,271
7/31/2018                      36,321                        36,442
8/31/2018                      37,462                        37,721
9/30/2018                      37,251                        37,784
10/31/2018                     34,282                        35,002


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        4.16%     9.22%     13.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                     $10,000                    $10,000
11/30/2008                       8,904                      9,211
12/31/2008                       9,312                      9,387
1/31/2009                        8,178                      8,599
2/28/2009                        7,153                      7,698
3/31/2009                        7,874                      8,373
4/30/2009                        9,148                      9,254
5/31/2009                        9,541                      9,747
6/30/2009                        9,545                      9,781
7/31/2009                       10,524                     10,542
8/31/2009                       11,013                     10,919
9/30/2009                       11,588                     11,376
10/31/2009                      10,947                     11,083
11/30/2009                      11,356                     11,713
12/31/2009                      12,033                     12,047
1/31/2010                       11,691                     11,613
2/28/2010                       12,266                     12,006
3/31/2010                       13,186                     12,763
4/30/2010                       13,858                     13,039
5/31/2010                       12,747                     12,009
6/30/2010                       11,758                     11,318
7/31/2010                       12,624                     12,104
8/31/2010                       11,758                     11,534
9/30/2010                       13,053                     12,623
10/31/2010                      13,536                     13,117
11/30/2010                      13,867                     13,192
12/31/2010                      15,055                     14,087
1/31/2011                       15,263                     14,394
2/28/2011                       16,038                     14,918
3/31/2011                       16,305                     14,986
4/30/2011                       16,637                     15,432
5/31/2011                       16,318                     15,256
6/30/2011                       15,968                     14,982
7/31/2011                       15,384                     14,639
8/31/2011                       14,036                     13,760
9/30/2011                       12,517                     12,693
10/31/2011                      14,329                     14,153
11/30/2011                      14,259                     14,115
12/31/2011                      14,368                     14,231
1/31/2012                       15,251                     14,949
2/29/2012                       15,882                     15,582
3/31/2012                       16,264                     16,062
4/30/2012                       16,025                     15,957
5/31/2012                       14,860                     14,971
6/30/2012                       15,448                     15,557
7/31/2012                       15,420                     15,711
8/31/2012                       15,983                     16,103
9/30/2012                       16,499                     16,526
10/31/2012                      16,414                     16,241
11/30/2012                      16,612                     16,367
12/31/2012                      17,094                     16,567
1/31/2013                       18,278                     17,476
2/28/2013                       18,478                     17,708
3/31/2013                       19,304                     18,402
4/30/2013                       19,290                     18,703
5/31/2013                       20,133                     19,144
6/30/2013                       19,966                     18,896
7/31/2013                       21,256                     19,932
8/31/2013                       20,568                     19,375
9/30/2013                       21,578                     20,095
10/31/2013                      22,454                     20,949
11/30/2013                      23,317                     21,557
12/31/2013                      23,967                     22,126
1/31/2014                       22,987                     21,427
2/28/2014                       24,055                     22,443
3/31/2014                       24,375                     22,562
4/30/2014                       24,096                     22,590
5/31/2014                       24,448                     23,083
6/30/2014                       25,376                     23,661
7/31/2014                       24,450                     23,195
8/31/2014                       25,538                     24,168
9/30/2014                       24,436                     23,664
10/31/2014                      25,129                     24,315
11/30/2014                      25,291                     24,904
12/31/2014                      25,528                     24,904
1/31/2015                       24,410                     24,211
2/28/2015                       26,064                     25,613
3/31/2015                       26,117                     25,352
4/30/2015                       26,056                     25,467
5/31/2015                       26,363                     25,819
6/30/2015                       26,205                     25,387
7/31/2015                       25,866                     25,812
8/31/2015                       24,557                     24,254
9/30/2015                       23,538                     23,547
10/31/2015                      25,084                     25,407
11/30/2015                      25,455                     25,548
12/31/2015                      24,243                     25,023
1/31/2016                       22,555                     23,611
2/29/2016                       22,748                     23,604
3/31/2016                       24,523                     25,266
4/30/2016                       24,943                     25,422
5/31/2016                       25,234                     25,877
6/30/2016                       24,991                     25,930
7/31/2016                       26,125                     26,959
8/31/2016                       26,466                     27,028
9/30/2016                       26,574                     27,071
10/31/2016                      25,907                     26,485
11/30/2016                      28,591                     27,670
12/31/2016                      29,337                     28,210
1/31/2017                       29,604                     28,741
2/28/2017                       30,172                     29,810
3/31/2017                       30,026                     29,830
4/30/2017                       30,160                     30,146
5/31/2017                       29,674                     30,455
6/30/2017                       30,357                     30,730
7/31/2017                       30,760                     31,309
8/31/2017                       30,239                     31,370
9/30/2017                       31,909                     32,135
10/31/2017                      32,314                     32,836
11/30/2017                      33,343                     33,833
12/31/2017                      33,631                     34,171
1/31/2018                       34,807                     35,972
2/28/2018                       33,263                     34,646
3/31/2018                       33,154                     33,951
4/30/2018                       33,259                     34,080
5/31/2018                       34,401                     35,042
6/30/2018                       34,402                     35,271
7/31/2018                       35,389                     36,442
8/31/2018                       36,323                     37,721
9/30/2018                       35,685                     37,784
10/31/2018                      32,538                     35,002



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        0.69%     7.70%     12.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2008                 $10,000                        $10,000
11/30/2008                   8,779                          8,817
12/31/2008                   9,210                          9,329
 1/31/2009                   8,191                          8,291
 2/28/2009                   7,202                          7,284
 3/31/2009                   7,944                          7,934
 4/30/2009                   9,419                          9,160
 5/31/2009                   9,752                          9,437
 6/30/2009                  10,005                          9,575
 7/31/2009                  11,044                         10,497
 8/31/2009                  11,438                         10,798
 9/30/2009                  12,151                         11,421
10/31/2009                  11,308                         10,646
11/30/2009                  11,597                         10,980
12/31/2009                  12,558                         11,864
 1/31/2010                  12,177                         11,427
 2/28/2010                  12,771                         11,942
 3/31/2010                  13,817                         12,914
 4/30/2010                  14,755                         13,644
 5/31/2010                  13,604                         12,610
 6/30/2010                  12,516                         11,632
 7/31/2010                  13,417                         12,432
 8/31/2010                  12,394                         11,511
 9/30/2010                  14,012                         12,946
10/31/2010                  14,586                         13,475
11/30/2010                  15,198                         13,943
12/31/2010                  16,413                         15,050
 1/31/2011                  16,429                         15,011
 2/28/2011                  17,351                         15,834
 3/31/2011                  17,847                         16,244
 4/30/2011                  18,270                         16,673
 5/31/2011                  17,901                         16,361
 6/30/2011                  17,615                         15,984
 7/31/2011                  16,999                         15,406
 8/31/2011                  15,474                         14,066
 9/30/2011                  13,756                         12,489
10/31/2011                  15,863                         14,379
11/30/2011                  15,809                         14,327
12/31/2011                  15,896                         14,421
 1/31/2012                  16,965                         15,440
 2/29/2012                  17,453                         15,810
 3/31/2012                  17,909                         16,215
 4/30/2012                  17,661                         15,964
 5/31/2012                  16,514                         14,908
 6/30/2012                  17,212                         15,651
 7/31/2012                  17,072                         15,435
 8/31/2012                  17,671                         15,950
 9/30/2012                  18,247                         16,474
10/31/2012                  18,021                         16,116
11/30/2012                  18,232                         16,202
12/31/2012                  18,820                         16,779
 1/31/2013                  19,999                         17,829
 2/28/2013                  20,198                         18,026
 3/31/2013                  21,174                         18,858
 4/30/2013                  20,999                         18,789
 5/31/2013                  22,079                         19,540
 6/30/2013                  22,054                         19,440
 7/31/2013                  23,644                         20,801
 8/31/2013                  22,845                         20,140
 9/30/2013                  24,262                         21,425
10/31/2013                  25,054                         21,964
11/30/2013                  26,231                         22,844
12/31/2013                  26,764                         23,293
 1/31/2014                  25,667                         22,648
 2/28/2014                  26,841                         23,715
 3/31/2014                  26,985                         23,554
 4/30/2014                  26,190                         22,640
 5/31/2014                  26,337                         22,822
 6/30/2014                  27,589                         24,036
 7/31/2014                  25,935                         22,581
 8/31/2014                  27,165                         23,701
 9/30/2014                  25,699                         22,267
10/31/2014                  27,226                         23,735
11/30/2014                  27,322                         23,756
12/31/2014                  27,952                         24,433
 1/31/2015                  26,794                         23,647
 2/28/2015                  28,562                         25,051
 3/31/2015                  29,067                         25,488
 4/30/2015                  28,393                         24,838
 5/31/2015                  28,887                         25,405
 6/30/2015                  29,179                         25,595
 7/31/2015                  28,809                         25,297
 8/31/2015                  27,367                         23,708
 9/30/2015                  26,319                         22,545
10/31/2015                  27,864                         23,815
11/30/2015                  28,569                         24,589
12/31/2015                  27,033                         23,355
 1/31/2016                  25,317                         21,301
 2/29/2016                  25,584                         21,300
 3/31/2016                  27,530                         23,000
 4/30/2016                  27,788                         23,361
 5/31/2016                  28,142                         23,887
 6/30/2016                  27,997                         23,872
 7/31/2016                  29,396                         25,298
 8/31/2016                  29,837                         25,745
 9/30/2016                  29,957                         26,032
10/31/2016                  28,948                         24,794
11/30/2016                  32,445                         27,559
12/31/2016                  33,393                         28,331
 1/31/2017                  33,393                         28,443
 2/28/2017                  33,788                         28,992
 3/31/2017                  33,722                         29,030
 4/30/2017                  34,019                         29,348
 5/31/2017                  33,168                         28,751
 6/30/2017                  34,032                         29,745
 7/31/2017                  34,300                         29,966
 8/31/2017                  33,507                         29,585
 9/30/2017                  35,878                         31,431
10/31/2017                  36,246                         31,699
11/30/2017                  37,359                         32,612
12/31/2017                  37,241                         32,481
 1/31/2018                  38,060                         33,330
 2/28/2018                  36,350                         32,039
 3/31/2018                  36,674                         32,454
 4/30/2018                  36,975                         32,734
 5/31/2018                  38,906                         34,721
 6/30/2018                  39,242                         34,970
 7/31/2018                  40,075                         35,579
 8/31/2018                  41,552                         37,113
 9/30/2018                  40,518                         36,221
10/31/2018                  36,523                         32,286

AVERAGE ANNUAL                        ONE       FIVE
TOTAL RETURN                          YEAR      YEARS   TEN YEARS
--------------                      --------  --------  ---------
                                        0.77%     7.83%     13.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2008                 $10,000                         $10,000
11/30/2008                   8,716                           8,817
12/31/2008                   9,209                           9,329
 1/31/2009                   8,112                           8,291
 2/28/2009                   7,048                           7,284
 3/31/2009                   7,723                           7,934
 4/30/2009                   9,066                           9,160
 5/31/2009                   9,377                           9,437
 6/30/2009                   9,636                           9,575
 7/31/2009                  10,582                          10,497
 8/31/2009                  10,871                          10,798
 9/30/2009                  11,497                          11,421
10/31/2009                  10,661                          10,646
11/30/2009                  10,851                          10,980
12/31/2009                  11,793                          11,864
 1/31/2010                  11,447                          11,427
 2/28/2010                  11,950                          11,942
 3/31/2010                  12,916                          12,914
 4/30/2010                  13,854                          13,644
 5/31/2010                  12,826                          12,610
 6/30/2010                  11,898                          11,632
 7/31/2010                  12,748                          12,432
 8/31/2010                  11,730                          11,511
 9/30/2010                  13,157                          12,946
10/31/2010                  13,728                          13,475
11/30/2010                  14,311                          13,943
12/31/2010                  15,483                          15,050
 1/31/2011                  15,314                          15,011
 2/28/2011                  16,214                          15,834
 3/31/2011                  16,740                          16,244
 4/30/2011                  17,022                          16,673
 5/31/2011                  16,695                          16,361
 6/30/2011                  16,335                          15,984
 7/31/2011                  15,896                          15,406
 8/31/2011                  14,477                          14,066
 9/30/2011                  12,945                          12,489
10/31/2011                  14,943                          14,379
11/30/2011                  14,852                          14,327
12/31/2011                  14,980                          14,421
 1/31/2012                  16,022                          15,440
 2/29/2012                  16,328                          15,810
 3/31/2012                  16,815                          16,215
 4/30/2012                  16,577                          15,964
 5/31/2012                  15,421                          14,908
 6/30/2012                  16,211                          15,651
 7/31/2012                  16,063                          15,435
 8/31/2012                  16,564                          15,950
 9/30/2012                  17,258                          16,474
10/31/2012                  16,905                          16,116
11/30/2012                  17,064                          16,202
12/31/2012                  17,712                          16,779
 1/31/2013                  18,719                          17,829
 2/28/2013                  18,926                          18,026
 3/31/2013                  19,848                          18,858
 4/30/2013                  19,690                          18,789
 5/31/2013                  20,709                          19,540
 6/30/2013                  20,803                          19,440
 7/31/2013                  22,346                          20,801
 8/31/2013                  21,568                          20,140
 9/30/2013                  23,090                          21,425
10/31/2013                  23,893                          21,964
11/30/2013                  25,219                          22,844
12/31/2013                  25,694                          23,293
 1/31/2014                  24,557                          22,648
 2/28/2014                  25,592                          23,715
 3/31/2014                  25,841                          23,554
 4/30/2014                  24,959                          22,640
 5/31/2014                  24,985                          22,822
 6/30/2014                  26,069                          24,036
 7/31/2014                  24,545                          22,581
 8/31/2014                  25,659                          23,701
 9/30/2014                  24,198                          22,267
10/31/2014                  25,775                          23,735
11/30/2014                  25,583                          23,756
12/31/2014                  26,445                          24,433
 1/31/2015                  25,148                          23,647
 2/28/2015                  26,664                          25,051
 3/31/2015                  27,273                          25,488
 4/30/2015                  26,740                          24,838
 5/31/2015                  27,109                          25,405
 6/30/2015                  27,550                          25,595
 7/31/2015                  26,879                          25,297
 8/31/2015                  25,688                          23,708
 9/30/2015                  24,580                          22,545
10/31/2015                  26,061                          23,815
11/30/2015                  26,802                          24,589
12/31/2015                  25,487                          23,355
 1/31/2016                  23,755                          21,301
 2/29/2016                  24,017                          21,300
 3/31/2016                  25,717                          23,000
 4/30/2016                  25,994                          23,361
 5/31/2016                  26,271                          23,887
 6/30/2016                  26,225                          23,872
 7/31/2016                  27,541                          25,298
 8/31/2016                  27,979                          25,745
 9/30/2016                  28,181                          26,032
10/31/2016                  27,186                          24,794
11/30/2016                  30,771                          27,559
12/31/2016                  32,020                          28,331
 1/31/2017                  31,560                          28,443
 2/28/2017                  31,775                          28,992
 3/31/2017                  31,828                          29,030
 4/30/2017                  32,334                          29,348
 5/31/2017                  31,368                          28,751
 6/30/2017                  32,533                          29,745
 7/31/2017                  32,687                          29,966
 8/31/2017                  31,980                          29,585
 9/30/2017                  34,662                          31,431
10/31/2017                  35,047                          31,699
11/30/2017                  35,971                          32,612
12/31/2017                  35,599                          32,481
 1/31/2018                  36,326                          33,330
 2/28/2018                  34,759                          32,039
 3/31/2018                  35,354                          32,454
 4/30/2018                  35,645                          32,734
 5/31/2018                  37,763                          34,721
 6/30/2018                  38,292                          34,970
 7/31/2018                  39,134                          35,579
 8/31/2018                  40,608                          37,113
 9/30/2018                  39,619                          36,221
10/31/2018                  35,498                          32,286

AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.29%     8.24%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2018

                                    [CHART]

                   U.S. High Relative
                 Profitability Portfolio    Russell 1000/R/ Index
                ------------------------    -------------------
     5/16/2017          $10,000                  $10,000
     5/31/2017           10,210                   10,054
     6/30/2017           10,186                   10,124
     7/31/2017           10,376                   10,325
     8/31/2017           10,436                   10,357
     9/30/2017           10,703                   10,578
    10/31/2017           10,984                   10,820
    11/30/2017           11,487                   11,150
    12/31/2017           11,777                   11,274
     1/31/2018           12,543                   11,893
     2/28/2018           12,079                   11,457
     3/31/2018           11,792                   11,197
     4/30/2018           11,731                   11,235
     5/31/2018           12,055                   11,522
     6/30/2018           12,106                   11,596
     7/31/2018           12,573                   11,996
     8/31/2018           13,090                   12,410
     9/30/2018           13,180                   12,457
    10/31/2018           12,070                   11,575

AVERAGE ANNUAL                        ONE       SINCE
TOTAL RETURN                          YEAR    INCEPTION
--------------                      --------  ---------
                                        9.88%     13.75%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2008          $10,000                $10,000              $10,000
11/30/2008            7,686                  9,283                7,545
12/31/2008            8,997                  9,381                8,881
 1/31/2009            7,401                  8,591                7,275
 2/28/2009            5,849                  7,676                5,685
 3/31/2009            6,056                  8,348                5,868
 4/30/2009            7,951                  9,147                7,794
 5/31/2009            8,158                  9,659                7,994
 6/30/2009            7,906                  9,678                7,714
 7/31/2009            8,735                 10,410                8,518
 8/31/2009            9,916                 10,786                9,765
 9/30/2009           10,580                 11,188               10,448
10/31/2009           10,098                 10,980                9,974
11/30/2009           10,791                 11,639               10,661
12/31/2009           11,532                 11,864               11,408
 1/31/2010           10,930                 11,437               10,755
 2/28/2010           11,532                 11,791               11,366
 3/31/2010           12,705                 12,503               12,527
 4/30/2010           13,598                 12,700               13,413
 5/31/2010           12,873                 11,686               12,690
 6/30/2010           12,206                 11,074               12,010
 7/31/2010           13,410                 11,850               13,197
 8/31/2010           13,241                 11,315               13,021
 9/30/2010           13,815                 12,325               13,597
10/31/2010           14,461                 12,794               14,226
11/30/2010           14,176                 12,796               13,949
12/31/2010           14,838                 13,651               14,610
 1/31/2011           15,362                 13,975               15,129
 2/28/2011           16,057                 14,453               15,820
 3/31/2011           15,816                 14,459               15,588
 4/30/2011           16,731                 14,887               16,513
 5/31/2011           16,958                 14,719               16,769
 6/30/2011           16,400                 14,473               16,207
 7/31/2011           16,669                 14,179               16,502
 8/31/2011           15,773                 13,409               15,598
 9/30/2011           14,040                 12,466               13,851
10/31/2011           16,065                 13,829               15,886
11/30/2011           15,457                 13,798               15,261
12/31/2011           16,167                 13,939               15,979
 1/31/2012           17,189                 14,564               17,006
 2/29/2012           17,007                 15,194               16,817
 3/31/2012           17,882                 15,694               17,697
 4/30/2012           18,393                 15,595               18,230
 5/31/2012           17,553                 14,658               17,398
 6/30/2012           18,543                 15,262               18,361
 7/31/2012           18,909                 15,474               18,710
 8/31/2012           18,881                 15,822               18,659
 9/30/2012           18,528                 16,231               18,292
10/31/2012           18,386                 15,932               18,124
11/30/2012           18,322                 16,024               18,034
12/31/2012           18,993                 16,170               18,714
 1/31/2013           19,664                 17,008               19,350
 2/28/2013           19,880                 17,239               19,511
 3/31/2013           20,428                 17,885               20,031
 4/30/2013           21,808                 18,230               21,409
 5/31/2013           20,507                 18,656               20,127
 6/30/2013           20,124                 18,406               19,773
 7/31/2013           20,299                 19,342               19,925
 8/31/2013           18,870                 18,782               18,558
 9/30/2013           19,458                 19,371               19,151
10/31/2013           20,276                 20,261               19,930
11/30/2013           19,195                 20,879               18,837
12/31/2013           19,257                 21,407               18,942
 1/31/2014           20,074                 20,667               19,711
 2/28/2014           21,091                 21,613               20,720
 3/31/2014           21,229                 21,794               20,902
 4/30/2014           21,997                 21,955               21,671
 5/31/2014           22,519                 22,471               22,205
 6/30/2014           22,753                 22,935               22,396
 7/31/2014           22,768                 22,619               22,443
 8/31/2014           23,415                 23,523               23,068
 9/30/2014           22,008                 23,194               21,725
10/31/2014           24,291                 23,760               24,055
11/30/2014           24,795                 24,399               24,562
12/31/2014           25,249                 24,338               25,003
 1/31/2015           26,989                 23,607               26,676
 2/28/2015           25,989                 24,964               25,720
 3/31/2015           26,450                 24,569               26,182
 4/30/2015           24,894                 24,805               24,665
 5/31/2015           24,832                 25,124               24,655
 6/30/2015           23,744                 24,637               23,564
 7/31/2015           25,107                 25,154               24,962
 8/31/2015           23,581                 23,636               23,499
 9/30/2015           24,328                 23,051               24,292
10/31/2015           25,722                 24,996               25,708
11/30/2015           25,582                 25,070               25,566
12/31/2015           26,066                 24,674               26,123
 1/31/2016           25,186                 23,450               25,092
 2/29/2016           25,099                 23,418               24,868
 3/31/2016           27,690                 25,007               27,460
 4/30/2016           26,999                 25,104               26,656
 5/31/2016           27,594                 25,555               27,191
 6/30/2016           29,537                 25,621               28,950
 7/31/2016           30,795                 26,566               30,216
 8/31/2016           29,753                 26,603               29,194
 9/30/2016           29,193                 26,608               28,592
10/31/2016           27,494                 26,123               26,982
11/30/2016           26,998                 27,090               26,618
12/31/2016           28,252                 27,625               27,868
 1/31/2017           28,211                 28,149               27,628
 2/28/2017           29,152                 29,267               28,596
 3/31/2017           28,475                 29,301               27,792
 4/30/2017           28,500                 29,602               27,726
 5/31/2017           28,360                 30,019               27,572
 6/30/2017           28,957                 30,206               28,247
 7/31/2017           29,322                 30,827               28,506
 8/31/2017           29,355                 30,922               28,279
 9/30/2017           29,263                 31,560               28,355
10/31/2017           29,105                 32,296               28,046
11/30/2017           29,920                 33,286               28,908
12/31/2017           29,865                 33,657               28,916
 1/31/2018           28,867                 35,584               27,770
 2/28/2018           26,718                 34,272               25,770
 3/31/2018           27,777                 33,401               26,769
 4/30/2018           27,913                 33,529               27,165
 5/31/2018           28,943                 34,337               28,245
 6/30/2018           30,187                 34,548               29,443
 7/31/2018           30,445                 35,834               29,605
 8/31/2018           31,305                 37,001               30,486
 9/30/2018           30,544                 37,212               29,655
10/31/2018           29,871                 34,668               28,899


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.63%     8.06%     11.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2008                $10,000                      $10,000
11/30/2008                  9,399                        9,458
12/31/2008                 10,058                        9,956
 1/31/2009                  8,928                        9,027
 2/28/2009                  8,030                        8,113
 3/31/2009                  8,648                        8,648
 4/30/2009                  9,631                        9,763
 5/31/2009                 10,977                       10,998
 6/30/2009                 10,825                       10,884
 7/31/2009                 11,864                       11,906
 8/31/2009                 12,328                       12,477
 9/30/2009                 12,853                       12,992
10/31/2009                 12,520                       12,783
11/30/2009                 12,985                       13,099
12/31/2009                 13,140                       13,308
 1/31/2010                 12,460                       12,684
 2/28/2010                 12,544                       12,672
 3/31/2010                 13,334                       13,487
 4/30/2010                 13,074                       13,286
 5/31/2010                 11,649                       11,820
 6/30/2010                 11,460                       11,649
 7/31/2010                 12,643                       12,726
 8/31/2010                 12,208                       12,345
 9/30/2010                 13,409                       13,530
10/31/2010                 13,896                       14,012
11/30/2010                 13,288                       13,418
12/31/2010                 14,355                       14,499
 1/31/2011                 14,679                       14,811
 2/28/2011                 15,256                       15,360
 3/31/2011                 14,907                       15,052
 4/30/2011                 15,760                       15,872
 5/31/2011                 15,312                       15,402
 6/30/2011                 15,095                       15,182
 7/31/2011                 14,787                       14,932
 8/31/2011                 13,546                       13,670
 9/30/2011                 12,055                       12,297
10/31/2011                 13,221                       13,493
11/30/2011                 12,889                       12,869
12/31/2011                 12,593                       12,729
 1/31/2012                 13,353                       13,416
 2/29/2012                 14,001                       14,154
 3/31/2012                 13,976                       14,049
 4/30/2012                 13,707                       13,810
 5/31/2012                 12,190                       12,236
 6/30/2012                 12,998                       13,038
 7/31/2012                 13,036                       13,200
 8/31/2012                 13,477                       13,577
 9/30/2012                 13,878                       13,989
10/31/2012                 14,000                       14,087
11/30/2012                 14,283                       14,383
12/31/2012                 14,828                       14,818
 1/31/2013                 15,429                       15,547
 2/28/2013                 15,221                       15,392
 3/31/2013                 15,428                       15,514
 4/30/2013                 16,092                       16,220
 5/31/2013                 15,667                       15,857
 6/30/2013                 15,207                       15,263
 7/31/2013                 16,046                       16,075
 8/31/2013                 15,811                       15,868
 9/30/2013                 16,928                       16,989
10/31/2013                 17,479                       17,559
11/30/2013                 17,573                       17,667
12/31/2013                 17,896                       17,933
 1/31/2014                 17,096                       17,209
 2/28/2014                 18,102                       18,148
 3/31/2014                 18,052                       18,067
 4/30/2014                 18,347                       18,352
 5/31/2014                 18,602                       18,636
 6/30/2014                 18,860                       18,901
 7/31/2014                 18,423                       18,564
 8/31/2014                 18,504                       18,579
 9/30/2014                 17,716                       17,816
10/31/2014                 17,561                       17,532
11/30/2014                 17,610                       17,748
12/31/2014                 16,959                       17,158
 1/31/2015                 16,959                       17,097
 2/28/2015                 17,990                       18,118
 3/31/2015                 17,675                       17,816
 4/30/2015                 18,470                       18,587
 5/31/2015                 18,405                       18,426
 6/30/2015                 17,886                       17,902
 7/31/2015                 18,028                       18,186
 8/31/2015                 16,755                       16,861
 9/30/2015                 15,972                       16,010
10/31/2015                 17,017                       17,214
11/30/2015                 16,858                       16,940
12/31/2015                 16,473                       16,637
 1/31/2016                 15,565                       15,491
 2/29/2016                 15,127                       15,275
 3/31/2016                 16,182                       16,312
 4/30/2016                 16,613                       16,837
 5/31/2016                 16,520                       16,646
 6/30/2016                 16,133                       16,140
 7/31/2016                 16,811                       16,934
 8/31/2016                 16,905                       16,950
 9/30/2016                 17,132                       17,156
10/31/2016                 16,796                       16,823
11/30/2016                 16,564                       16,553
12/31/2016                 16,994                       17,094
 1/31/2017                 17,609                       17,603
 2/28/2017                 17,765                       17,806
 3/31/2017                 18,260                       18,258
 4/30/2017                 18,677                       18,646
 5/31/2017                 19,268                       19,267
 6/30/2017                 19,369                       19,286
 7/31/2017                 19,933                       19,860
 8/31/2017                 19,977                       19,855
 9/30/2017                 20,464                       20,370
10/31/2017                 20,791                       20,648
11/30/2017                 20,968                       20,857
12/31/2017                 21,305                       21,232
 1/31/2018                 22,355                       22,221
 2/28/2018                 21,216                       21,165
 3/31/2018                 21,094                       20,799
 4/30/2018                 21,433                       21,276
 5/31/2018                 21,103                       20,873
 6/30/2018                 20,805                       20,644
 7/31/2018                 21,357                       21,151
 8/31/2018                 20,923                       20,751
 9/30/2018                 21,095                       20,914
10/31/2018                 19,342                       19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -6.97%     2.05%     6.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,397                             9,458
12/31/2008                10,054                             9,956
 1/31/2009                 8,964                             9,027
 2/28/2009                 8,022                             8,113
 3/31/2009                 8,698                             8,648
 4/30/2009                10,008                             9,763
 5/31/2009                11,521                            10,998
 6/30/2009                11,424                            10,884
 7/31/2009                12,559                            11,906
 8/31/2009                13,257                            12,477
 9/30/2009                13,901                            12,992
10/31/2009                13,481                            12,783
11/30/2009                13,839                            13,099
12/31/2009                14,004                            13,308
 1/31/2010                13,411                            12,684
 2/28/2010                13,424                            12,672
 3/31/2010                14,426                            13,487
 4/30/2010                14,357                            13,286
 5/31/2010                12,670                            11,820
 6/30/2010                12,458                            11,649
 7/31/2010                13,776                            12,726
 8/31/2010                13,215                            12,345
 9/30/2010                14,628                            13,530
10/31/2010                15,163                            14,012
11/30/2010                14,558                            13,418
12/31/2010                15,952                            14,499
 1/31/2011                16,363                            14,811
 2/28/2011                16,916                            15,360
 3/31/2011                16,619                            15,052
 4/30/2011                17,514                            15,872
 5/31/2011                16,974                            15,402
 6/30/2011                16,674                            15,182
 7/31/2011                16,300                            14,932
 8/31/2011                14,860                            13,670
 9/30/2011                13,127                            12,297
10/31/2011                14,330                            13,493
11/30/2011                13,895                            12,869
12/31/2011                13,541                            12,729
 1/31/2012                14,536                            13,416
 2/29/2012                15,281                            14,154
 3/31/2012                15,280                            14,049
 4/30/2012                14,943                            13,810
 5/31/2012                13,156                            12,236
 6/30/2012                13,962                            13,038
 7/31/2012                13,947                            13,200
 8/31/2012                14,439                            13,577
 9/30/2012                14,952                            13,989
10/31/2012                15,116                            14,087
11/30/2012                15,371                            14,383
12/31/2012                16,079                            14,818
 1/31/2013                16,773                            15,547
 2/28/2013                16,592                            15,392
 3/31/2013                16,792                            15,514
 4/30/2013                17,441                            16,220
 5/31/2013                17,049                            15,857
 6/30/2013                16,528                            15,263
 7/31/2013                17,555                            16,075
 8/31/2013                17,371                            15,868
 9/30/2013                18,700                            16,989
10/31/2013                19,347                            17,559
11/30/2013                19,439                            17,667
12/31/2013                19,846                            17,933
 1/31/2014                19,180                            17,209
 2/28/2014                20,311                            18,148
 3/31/2014                20,268                            18,067
 4/30/2014                20,502                            18,352
 5/31/2014                20,720                            18,636
 6/30/2014                21,044                            18,901
 7/31/2014                20,476                            18,564
 8/31/2014                20,555                            18,579
 9/30/2014                19,525                            17,816
10/31/2014                19,240                            17,532
11/30/2014                19,193                            17,748
12/31/2014                18,659                            17,158
 1/31/2015                18,595                            17,097
 2/28/2015                19,791                            18,118
 3/31/2015                19,429                            17,816
 4/30/2015                20,387                            18,587
 5/31/2015                20,419                            18,426
 6/30/2015                19,934                            17,902
 7/31/2015                19,950                            18,186
 8/31/2015                18,720                            16,861
 9/30/2015                17,907                            16,010
10/31/2015                19,029                            17,214
11/30/2015                18,947                            16,940
12/31/2015                18,619                            16,637
 1/31/2016                17,475                            15,491
 2/29/2016                17,115                            15,275
 3/31/2016                18,451                            16,312
 4/30/2016                18,976                            16,837
 5/31/2016                18,911                            16,646
 6/30/2016                18,281                            16,140
 7/31/2016                19,213                            16,934
 8/31/2016                19,313                            16,950
 9/30/2016                19,688                            17,156
10/31/2016                19,337                            16,823
11/30/2016                19,103                            16,553
12/31/2016                19,614                            17,094
 1/31/2017                20,405                            17,603
 2/28/2017                20,590                            17,806
 3/31/2017                21,090                            18,258
 4/30/2017                21,646                            18,646
 5/31/2017                22,253                            19,267
 6/30/2017                22,436                            19,286
 7/31/2017                23,237                            19,860
 8/31/2017                23,340                            19,855
 9/30/2017                23,991                            20,370
10/31/2017                24,368                            20,648
11/30/2017                24,573                            20,857
12/31/2017                25,117                            21,232
 1/31/2018                26,378                            22,221
 2/28/2018                25,082                            21,165
 3/31/2018                24,875                            20,799
 4/30/2018                25,238                            21,276
 5/31/2018                24,858                            20,873
 6/30/2018                24,378                            20,644
 7/31/2018                24,868                            21,151
 8/31/2018                24,308                            20,751
 9/30/2018                24,439                            20,914
10/31/2018                22,225                            19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -8.79%     2.81%     8.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                 International Small         MSCI World ex USA Small Cap
                  Company Portfolio             Index (net dividends)
                 ---------------------      ---------------------------
10/31/2008             $10,000                       $10,000
11/30/2008               9,484                         9,515
12/31/2008              10,262                        10,150
 1/31/2009               9,451                         9,560
 2/28/2009               8,590                         8,687
 3/31/2009               9,158                         9,245
 4/30/2009              10,372                        10,670
 5/31/2009              11,917                        12,249
 6/30/2009              12,042                        12,396
 7/31/2009              12,945                        13,393
 8/31/2009              13,766                        14,425
 9/30/2009              14,499                        15,236
10/31/2009              14,234                        15,001
11/30/2009              14,427                        15,117
12/31/2009              14,568                        15,309
 1/31/2010              14,342                        15,107
 2/28/2010              14,322                        15,020
 3/31/2010              15,345                        16,137
 4/30/2010              15,580                        16,456
 5/31/2010              13,737                        14,479
 6/30/2010              13,704                        14,343
 7/31/2010              14,957                        15,573
 8/31/2010              14,512                        15,168
 9/30/2010              16,108                        16,889
10/31/2010              16,740                        17,585
11/30/2010              16,274                        17,125
12/31/2010              18,051                        19,061
 1/31/2011              18,271                        19,161
 2/28/2011              18,828                        19,705
 3/31/2011              18,799                        19,687
 4/30/2011              19,693                        20,663
 5/31/2011              19,146                        20,091
 6/30/2011              18,757                        19,656
 7/31/2011              18,577                        19,549
 8/31/2011              17,121                        18,005
 9/30/2011              15,097                        15,938
10/31/2011              16,251                        17,232
11/30/2011              15,738                        16,366
12/31/2011              15,281                        16,047
 1/31/2012              16,583                        17,373
 2/29/2012              17,422                        18,357
 3/31/2012              17,490                        18,235
 4/30/2012              17,280                        18,141
 5/31/2012              15,269                        16,009
 6/30/2012              15,866                        16,561
 7/31/2012              15,821                        16,689
 8/31/2012              16,370                        17,168
 9/30/2012              17,053                        17,982
10/31/2012              17,165                        18,069
11/30/2012              17,311                        18,162
12/31/2012              18,162                        18,852
 1/31/2013              18,960                        19,759
 2/28/2013              18,948                        19,830
 3/31/2013              19,293                        20,217
 4/30/2013              19,806                        20,803
 5/31/2013              19,373                        20,315
 6/30/2013              18,859                        19,512
 7/31/2013              20,107                        20,731
 8/31/2013              20,038                        20,695
 9/30/2013              21,688                        22,432
10/31/2013              22,428                        23,095
11/30/2013              22,532                        23,125
12/31/2013              23,146                        23,669
 1/31/2014              22,736                        23,260
 2/28/2014              24,158                        24,579
 3/31/2014              24,122                        24,487
 4/30/2014              24,134                        24,410
 5/31/2014              24,291                        24,716
 6/30/2014              24,740                        25,277
 7/31/2014              23,953                        24,623
 8/31/2014              24,110                        24,683
 9/30/2014              22,645                        23,188
10/31/2014              22,182                        22,601
11/30/2014              21,964                        22,578
12/31/2014              21,688                        22,404
 1/31/2015              21,509                        22,206
 2/28/2015              22,888                        23,626
 3/31/2015              22,531                        23,307
 4/30/2015              23,795                        24,493
 5/31/2015              24,076                        24,640
 6/30/2015              23,710                        24,277
 7/31/2015              23,556                        24,240
 8/31/2015              22,568                        23,161
 9/30/2015              21,818                        22,328
10/31/2015              22,914                        23,653
11/30/2015              22,939                        23,602
12/31/2015              22,970                        23,627
 1/31/2016              21,475                        21,829
 2/29/2016              21,342                        21,945
 3/31/2016              23,058                        23,770
 4/30/2016              23,594                        24,520
 5/31/2016              23,728                        24,551
 6/30/2016              22,797                        23,465
 7/31/2016              24,112                        24,859
 8/31/2016              24,099                        24,650
 9/30/2016              24,810                        25,343
10/31/2016              24,158                        24,591
11/30/2016              23,723                        23,983
12/31/2016              24,302                        24,647
 1/31/2017              25,315                        25,534
 2/28/2017              25,723                        26,025
 3/31/2017              26,342                        26,523
 4/30/2017              27,201                        27,462
 5/31/2017              28,003                        28,364
 6/30/2017              28,284                        28,454
 7/31/2017              29,275                        29,456
 8/31/2017              29,431                        29,704
 9/30/2017              30,258                        30,519
10/31/2017              30,570                        30,950
11/30/2017              30,812                        31,387
12/31/2017              31,651                        32,296
 1/31/2018              33,184                        33,803
 2/28/2018              31,756                        32,490
 3/31/2018              31,532                        32,134
 4/30/2018              31,800                        32,624
 5/31/2018              31,532                        32,392
 6/30/2018              30,915                        31,832
 7/31/2018              31,213                        32,013
 8/31/2018              30,736                        31,792
 9/30/2018              30,559                        31,561
10/31/2018              27,653                        28,552

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.54%     4.28%     10.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2018

                                    [CHART]


                   Global Small           MSCI All Country World
                Company Portfolio    Small Cap Index (net dividends)
               ------------------    -------------------------------
    1/18/2017        $10,000                     $10,000
    1/31/2017         10,100                      10,072
    2/28/2017         10,280                      10,318
    3/31/2017         10,400                      10,415
    4/30/2017         10,570                      10,614
    5/31/2017         10,550                      10,682
    6/30/2017         10,740                      10,839
    7/31/2017         10,970                      11,100
    8/31/2017         10,890                      11,119
    9/30/2017         11,380                      11,508
   10/31/2017         11,530                      11,701
   11/30/2017         11,770                      11,951
   12/31/2017         11,921                      12,160
    1/31/2018         12,360                      12,622
    2/28/2018         11,819                      12,116
    3/31/2018         11,839                      12,103
    4/30/2018         11,910                      12,200
    5/31/2018         12,155                      12,459
    6/30/2018         12,023                      12,338
    7/31/2018         12,227                      12,488
    8/31/2018         12,360                      12,710
    9/30/2018         12,125                      12,506
   10/31/2018         10,951                      11,259

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -5.02%     5.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2008                $10,000                       $10,000
11/30/2008                 10,259                        10,408
12/31/2008                 11,303                        11,219
 1/31/2009                 10,527                        10,631
 2/28/2009                  9,152                         9,233
 3/31/2009                  9,576                         9,559
 4/30/2009                  9,956                        10,048
 5/31/2009                 11,181                        11,278
 6/30/2009                 11,920                        11,995
 7/31/2009                 12,168                        12,295
 8/31/2009                 12,807                        12,985
 9/30/2009                 12,669                        12,933
10/31/2009                 12,208                        12,460
11/30/2009                 11,714                        12,015
12/31/2009                 11,665                        11,790
 1/31/2010                 11,820                        12,045
 2/28/2010                 12,043                        12,273
 3/31/2010                 12,655                        12,832
 4/30/2010                 13,024                        13,179
 5/31/2010                 11,933                        12,265
 6/30/2010                 12,117                        12,319
 7/31/2010                 12,325                        12,469
 8/31/2010                 11,987                        12,205
 9/30/2010                 12,517                        12,704
10/31/2010                 12,248                        12,599
11/30/2010                 12,552                        12,845
12/31/2010                 13,707                        14,141
 1/31/2011                 14,012                        14,309
 2/28/2011                 14,658                        14,885
 3/31/2011                 13,742                        13,966
 4/30/2011                 13,672                        13,979
 5/31/2011                 13,445                        13,771
 6/30/2011                 14,114                        14,284
 7/31/2011                 14,625                        14,877
 8/31/2011                 14,228                        14,269
 9/30/2011                 14,151                        14,282
10/31/2011                 13,420                        13,755
11/30/2011                 13,640                        13,383
12/31/2011                 13,568                        13,591
 1/31/2012                 14,421                        14,149
 2/29/2012                 14,438                        14,303
 3/31/2012                 14,847                        14,685
 4/30/2012                 14,536                        14,472
 5/31/2012                 13,319                        13,270
 6/30/2012                 14,025                        13,837
 7/31/2012                 13,549                        13,620
 8/31/2012                 13,549                        13,542
 9/30/2012                 13,743                        13,917
10/31/2012                 13,447                        13,616
11/30/2012                 13,636                        13,710
12/31/2012                 14,133                        14,136
 1/31/2013                 14,576                        14,665
 2/28/2013                 14,929                        15,163
 3/31/2013                 16,069                        16,388
 4/30/2013                 16,920                        17,465
 5/31/2013                 15,535                        16,081
 6/30/2013                 15,671                        16,038
 7/31/2013                 16,042                        16,299
 8/31/2013                 15,680                        16,078
 9/30/2013                 17,444                        17,909
10/31/2013                 17,490                        17,835
11/30/2013                 17,354                        17,718
12/31/2013                 17,477                        17,860
 1/31/2014                 17,291                        17,808
 2/28/2014                 17,216                        17,413
 3/31/2014                 17,300                        17,458
 4/30/2014                 17,039                        17,133
 5/31/2014                 17,477                        17,695
 6/30/2014                 18,707                        18,948
 7/31/2014                 18,586                        19,050
 8/31/2014                 18,763                        18,913
 9/30/2014                 18,176                        18,281
10/31/2014                 17,840                        17,792
11/30/2014                 17,170                        17,591
12/31/2014                 17,314                        17,776
 1/31/2015                 17,730                        18,372
 2/28/2015                 18,460                        19,034
 3/31/2015                 18,687                        19,402
 4/30/2015                 19,142                        19,764
 5/31/2015                 19,331                        19,998
 6/30/2015                 19,729                        20,290
 7/31/2015                 19,606                        20,212
 8/31/2015                 19,000                        19,520
 9/30/2015                 18,422                        18,819
10/31/2015                 19,378                        20,075
11/30/2015                 19,805                        20,331
12/31/2015                 19,736                        20,499
 1/31/2016                 18,737                        19,194
 2/29/2016                 18,075                        18,996
 3/31/2016                 19,256                        20,181
 4/30/2016                 19,496                        21,059
 5/31/2016                 19,986                        21,064
 6/30/2016                 19,890                        20,939
 7/31/2016                 20,956                        22,062
 8/31/2016                 20,466                        21,281
 9/30/2016                 21,695                        22,428
10/31/2016                 22,099                        22,727
11/30/2016                 21,388                        21,658
12/31/2016                 21,544                        22,050
 1/31/2017                 22,484                        22,883
 2/28/2017                 23,248                        23,586
 3/31/2017                 23,355                        23,543
 4/30/2017                 23,620                        23,946
 5/31/2017                 24,501                        24,826
 6/30/2017                 25,050                        25,060
 7/31/2017                 25,833                        25,728
 8/31/2017                 26,391                        26,207
 9/30/2017                 26,979                        26,622
10/31/2017                 27,968                        27,534
11/30/2017                 28,663                        28,503
12/31/2017                 29,231                        28,943
 1/31/2018                 30,625                        30,170
 2/28/2018                 29,943                        29,806
 3/31/2018                 29,732                        29,549
 4/30/2018                 29,672                        29,589
 5/31/2018                 29,271                        29,522
 6/30/2018                 28,488                        28,618
 7/31/2018                 28,468                        28,370
 8/31/2018                 28,057                        28,189
 9/30/2018                 28,529                        28,582
10/31/2018                 25,780                        25,878

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -7.82%     8.07%     9.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                     Company Portfolio           Index (net dividends)
              -----------------------------  -------------------------------
10/31/2008                $10,000                       $10,000
11/30/2008                  9,041                         8,909
12/31/2008                 10,026                         9,944
 1/31/2009                  8,786                         8,849
 2/28/2009                  8,303                         8,299
 3/31/2009                  9,590                         9,489
 4/30/2009                 11,018                        11,187
 5/31/2009                 13,865                        13,870
 6/30/2009                 13,965                        14,260
 7/31/2009                 15,976                        16,319
 8/31/2009                 16,706                        17,158
 9/30/2009                 18,002                        18,595
10/31/2009                 18,395                        19,041
11/30/2009                 19,253                        19,588
12/31/2009                 19,756                        20,371
 1/31/2010                 18,681                        19,068
 2/28/2010                 19,006                        19,307
 3/31/2010                 20,569                        20,899
 4/30/2010                 20,840                        21,483
 5/31/2010                 17,952                        18,239
 6/30/2010                 17,727                        18,135
 7/31/2010                 19,689                        19,980
 8/31/2010                 19,662                        19,936
 9/30/2010                 22,644                        22,929
10/31/2010                 23,611                        23,947
11/30/2010                 23,289                        23,627
12/31/2010                 25,567                        26,012
 1/31/2011                 25,014                        25,255
 2/28/2011                 25,167                        25,394
 3/31/2011                 25,695                        26,173
 4/30/2011                 26,774                        27,232
 5/31/2011                 25,981                        26,608
 6/30/2011                 25,098                        25,662
 7/31/2011                 25,503                        26,041
 8/31/2011                 23,718                        24,230
 9/30/2011                 19,291                        19,824
10/31/2011                 22,291                        23,072
11/30/2011                 21,691                        21,499
12/31/2011                 20,421                        20,810
 1/31/2012                 22,527                        22,970
 2/29/2012                 24,229                        24,756
 3/31/2012                 23,867                        23,981
 4/30/2012                 23,766                        24,111
 5/31/2012                 20,798                        20,981
 6/30/2012                 21,229                        21,275
 7/31/2012                 21,536                        21,974
 8/31/2012                 22,251                        22,325
 9/30/2012                 23,346                        23,513
10/31/2012                 23,871                        23,998
11/30/2012                 24,200                        24,235
12/31/2012                 25,327                        24,843
 1/31/2013                 26,591                        26,160
 2/28/2013                 26,698                        26,470
 3/31/2013                 26,814                        26,537
 4/30/2013                 26,358                        26,326
 5/31/2013                 24,392                        24,388
 6/30/2013                 22,671                        22,302
 7/31/2013                 23,776                        23,194
 8/31/2013                 23,957                        23,395
 9/30/2013                 25,635                        25,195
10/31/2013                 26,368                        25,637
11/30/2013                 25,433                        24,554
12/31/2013                 25,745                        24,670
 1/31/2014                 24,526                        23,527
 2/28/2014                 25,933                        24,794
 3/31/2014                 26,310                        25,251
 4/30/2014                 26,365                        25,416
 5/31/2014                 26,388                        25,624
 6/30/2014                 26,576                        25,762
 7/31/2014                 27,130                        26,324
 8/31/2014                 27,551                        26,526
 9/30/2014                 25,002                        24,089
10/31/2014                 25,357                        24,373
11/30/2014                 24,348                        23,601
12/31/2014                 23,633                        23,009
 1/31/2015                 23,072                        22,556
 2/28/2015                 24,194                        23,650
 3/31/2015                 23,843                        23,224
 4/30/2015                 25,759                        24,557
 5/31/2015                 26,039                        24,437
 6/30/2015                 24,194                        22,678
 7/31/2015                 23,014                        21,654
 8/31/2015                 21,039                        19,635
 9/30/2015                 20,736                        19,229
10/31/2015                 22,266                        20,797
11/30/2015                 22,184                        20,626
12/31/2015                 22,792                        20,976
 1/31/2016                 21,138                        19,153
 2/29/2016                 21,442                        19,621
 3/31/2016                 23,996                        21,886
 4/30/2016                 24,312                        22,279
 5/31/2016                 24,045                        21,908
 6/30/2016                 24,434                        22,057
 7/31/2016                 26,112                        23,688
 8/31/2016                 25,918                        23,511
 9/30/2016                 26,684                        24,004
10/31/2016                 25,869                        22,994
11/30/2016                 25,358                        22,626
12/31/2016                 25,071                        22,545
 1/31/2017                 26,207                        23,272
 2/28/2017                 26,939                        23,938
 3/31/2017                 27,394                        24,290
 4/30/2017                 27,116                        24,191
 5/31/2017                 27,078                        24,341
 6/30/2017                 28,088                        25,093
 7/31/2017                 28,972                        25,709
 8/31/2017                 29,275                        26,002
 9/30/2017                 29,275                        26,162
10/31/2017                 29,931                        26,845
11/30/2017                 30,284                        27,353
12/31/2017                 31,379                        28,404
 1/31/2018                 32,694                        29,645
 2/28/2018                 31,616                        28,726
 3/31/2018                 31,169                        27,888
 4/30/2018                 31,064                        28,026
 5/31/2018                 31,590                        28,160
 6/30/2018                 30,656                        27,349
 7/31/2018                 30,735                        27,407
 8/31/2018                 30,039                        26,958
 9/30/2018                 30,025                        26,922
10/31/2018                 27,383                        24,430

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.51%     0.76%     10.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2008               $10,000                        $10,000
11/30/2008                 9,285                         9,073
12/31/2008                 9,073                         8,842
 1/31/2009                 8,853                         8,794
 2/28/2009                 8,485                         8,502
 3/31/2009                 8,849                         8,996
 4/30/2009                10,700                        11,062
 5/31/2009                11,792                        12,230
 6/30/2009                11,843                        12,317
 7/31/2009                12,868                        13,450
 8/31/2009                13,865                        14,747
 9/30/2009                14,267                        15,087
10/31/2009                14,281                        15,109
11/30/2009                14,231                        14,952
12/31/2009                14,524                        15,321
 1/31/2010                14,378                        15,250
 2/28/2010                13,884                        14,567
 3/31/2010                15,042                        15,851
 4/30/2010                15,588                        16,483
 5/31/2010                13,819                        14,502
 6/30/2010                14,079                        14,565
 7/31/2010                15,975                        16,317
 8/31/2010                15,380                        15,873
 9/30/2010                17,017                        17,622
10/31/2010                17,904                        18,374
11/30/2010                17,017                        17,608
12/31/2010                18,747                        19,451
 1/31/2011                19,015                        19,639
 2/28/2011                19,582                        20,157
 3/31/2011                19,209                        19,809
 4/30/2011                20,905                        21,625
 5/31/2011                20,770                        21,351
 6/30/2011                20,107                        20,632
 7/31/2011                19,964                        20,575
 8/31/2011                17,966                        18,476
 9/30/2011                16,147                        16,528
10/31/2011                17,853                        18,334
11/30/2011                17,305                        17,622
12/31/2011                16,761                        17,034
 1/31/2012                18,234                        18,762
 2/29/2012                19,724                        20,505
 3/31/2012                20,140                        20,572
 4/30/2012                20,481                        20,922
 5/31/2012                18,168                        18,330
 6/30/2012                19,051                        19,203
 7/31/2012                19,366                        19,552
 8/31/2012                20,419                        20,587
 9/30/2012                21,463                        21,686
10/31/2012                21,928                        22,135
11/30/2012                22,062                        22,143
12/31/2012                23,267                        23,161
 1/31/2013                23,675                        23,771
 2/28/2013                23,882                        23,905
 3/31/2013                24,589                        24,549
 4/30/2013                25,203                        25,162
 5/31/2013                25,427                        25,502
 6/30/2013                24,866                        24,583
 7/31/2013                26,959                        26,630
 8/31/2013                27,145                        26,995
 9/30/2013                28,970                        29,021
10/31/2013                30,001                        30,042
11/30/2013                30,675                        30,750
12/31/2013                32,358                        32,235
 1/31/2014                31,584                        31,550
 2/28/2014                34,405                        34,610
 3/31/2014                33,340                        33,361
 4/30/2014                32,782                        32,563
 5/31/2014                32,740                        32,626
 6/30/2014                32,702                        32,549
 7/31/2014                31,674                        31,629
 8/31/2014                32,142                        31,962
 9/30/2014                30,306                        30,087
10/31/2014                30,221                        29,895
11/30/2014                29,986                        29,905
12/31/2014                30,460                        30,396
 1/31/2015                29,761                        29,568
 2/28/2015                32,549                        32,489
 3/31/2015                30,847                        30,993
 4/30/2015                32,788                        32,981
 5/31/2015                34,425                        34,494
 6/30/2015                34,323                        34,537
 7/31/2015                34,387                        34,784
 8/31/2015                32,926                        33,415
 9/30/2015                31,926                        32,183
10/31/2015                33,072                        33,609
11/30/2015                33,016                        33,336
12/31/2015                32,647                        32,980
 1/31/2016                30,054                        29,779
 2/29/2016                29,507                        29,467
 3/31/2016                31,268                        31,545
 4/30/2016                31,419                        31,968
 5/31/2016                31,912                        32,889
 6/30/2016                27,881                        28,214
 7/31/2016                29,386                        29,836
 8/31/2016                30,006                        30,336
 9/30/2016                30,035                        30,594
10/31/2016                27,713                        28,268
11/30/2016                28,364                        28,902
12/31/2016                28,907                        29,533
 1/31/2017                29,824                        30,207
 2/28/2017                30,266                        30,914
 3/31/2017                31,036                        31,408
 4/30/2017                33,378                        33,927
 5/31/2017                33,734                        34,611
 6/30/2017                33,053                        33,831
 7/31/2017                34,338                        35,306
 8/31/2017                33,706                        34,912
 9/30/2017                35,454                        36,680
10/31/2017                35,827                        37,350
11/30/2017                35,783                        37,489
12/31/2017                37,118                        39,116
 1/31/2018                38,298                        40,520
 2/28/2018                35,664                        38,102
 3/31/2018                36,248                        38,534
 4/30/2018                37,416                        39,909
 5/31/2018                37,332                        39,782
 6/30/2018                36,994                        39,465
 7/31/2018                36,779                        39,335
 8/31/2018                36,204                        38,751
 9/30/2018                35,772                        37,942
10/31/2018                32,482                        34,418

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.34%     1.60%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     9,217                           9,171
12/31/2008                    10,178                          10,018
 1/31/2009                     9,021                           9,119
 2/28/2009                     8,237                           8,316
 3/31/2009                     8,829                           8,959
 4/30/2009                    10,267                          10,824
 5/31/2009                    11,760                          12,440
 6/30/2009                    11,608                          12,280
 7/31/2009                    12,529                          13,383
 8/31/2009                    13,573                          14,756
 9/30/2009                    14,731                          16,170
10/31/2009                    14,312                          15,729
11/30/2009                    14,741                          16,052
12/31/2009                    14,690                          16,125
 1/31/2010                    14,441                          15,910
 2/28/2010                    14,135                          15,457
 3/31/2010                    15,177                          16,710
 4/30/2010                    15,034                          16,605
 5/31/2010                    12,892                          14,036
 6/30/2010                    12,801                          13,826
 7/31/2010                    14,334                          15,483
 8/31/2010                    13,674                          14,747
 9/30/2010                    15,564                          17,023
10/31/2010                    16,437                          18,115
11/30/2010                    15,156                          16,742
12/31/2010                    17,124                          19,086
 1/31/2011                    17,602                          19,518
 2/28/2011                    17,895                          19,849
 3/31/2011                    18,501                          20,519
 4/30/2011                    19,741                          21,952
 5/31/2011                    19,067                          21,115
 6/30/2011                    18,447                          20,433
 7/31/2011                    17,397                          19,193
 8/31/2011                    15,614                          17,188
 9/30/2011                    13,248                          14,606
10/31/2011                    14,614                          16,206
11/30/2011                    13,637                          14,940
12/31/2011                    13,104                          14,432
 1/31/2012                    14,344                          15,863
 2/29/2012                    15,255                          17,081
 3/31/2012                    15,285                          16,942
 4/30/2012                    14,924                          16,660
 5/31/2012                    12,882                          14,375
 6/30/2012                    13,436                          15,084
 7/31/2012                    13,303                          15,030
 8/31/2012                    13,896                          15,685
 9/30/2012                    14,627                          16,530
10/31/2012                    14,884                          16,814
11/30/2012                    15,069                          17,072
12/31/2012                    15,978                          17,993
 1/31/2013                    17,184                          19,458
 2/28/2013                    17,009                          19,398
 3/31/2013                    16,627                          18,900
 4/30/2013                    17,297                          19,634
 5/31/2013                    17,617                          20,079
 6/30/2013                    17,029                          19,186
 7/31/2013                    18,506                          20,931
 8/31/2013                    18,527                          20,892
 9/30/2013                    20,137                          22,678
10/31/2013                    21,282                          24,043
11/30/2013                    21,661                          24,471
12/31/2013                    22,263                          25,106
 1/31/2014                    22,126                          24,898
 2/28/2014                    24,062                          27,074
 3/31/2014                    24,178                          27,097
 4/30/2014                    24,399                          27,211
 5/31/2014                    24,494                          27,517
 6/30/2014                    24,276                          27,248
 7/31/2014                    22,845                          25,641
 8/31/2014                    22,567                          25,435
 9/30/2014                    21,354                          24,033
10/31/2014                    20,712                          23,248
11/30/2014                    21,204                          23,929
12/31/2014                    20,531                          23,358
 1/31/2015                    20,659                          23,412
 2/28/2015                    22,076                          25,139
 3/31/2015                    21,969                          24,886
 4/30/2015                    23,138                          26,217
 5/31/2015                    23,160                          26,043
 6/30/2015                    22,661                          25,427
 7/31/2015                    23,292                          26,370
 8/31/2015                    22,411                          25,351
 9/30/2015                    21,614                          24,494
10/31/2015                    22,651                          25,894
11/30/2015                    22,608                          25,826
12/31/2015                    22,881                          26,209
 1/31/2016                    21,328                          24,137
 2/29/2016                    21,284                          24,221
 3/31/2016                    23,092                          26,394
 4/30/2016                    23,563                          26,723
 5/31/2016                    23,607                          26,838
 6/30/2016                    22,312                          25,094
 7/31/2016                    23,772                          26,722
 8/31/2016                    24,072                          26,950
 9/30/2016                    24,666                          27,597
10/31/2016                    23,942                          26,571
11/30/2016                    23,039                          25,491
12/31/2016                    24,223                          26,839
 1/31/2017                    25,286                          27,887
 2/28/2017                    25,543                          28,205
 3/31/2017                    26,639                          29,376
 4/30/2017                    28,273                          31,183
 5/31/2017                    29,828                          32,863
 6/30/2017                    29,827                          32,701
 7/31/2017                    30,959                          34,183
 8/31/2017                    31,027                          34,476
 9/30/2017                    32,062                          35,655
10/31/2017                    32,006                          35,666
11/30/2017                    32,062                          35,846
12/31/2017                    32,733                          36,763
 1/31/2018                    34,989                          39,277
 2/28/2018                    33,500                          37,545
 3/31/2018                    32,985                          36,854
 4/30/2018                    33,054                          37,476
 5/31/2018                    32,401                          36,547
 6/30/2018                    31,738                          36,094
 7/31/2018                    32,599                          37,000
 8/31/2018                    32,192                          36,667
 9/30/2018                    31,569                          35,922
10/31/2018                    28,441                          32,281



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -11.14%     5.97%     11.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2008                $10,000                          $10,000
11/30/2008                  9,306                            9,331
12/31/2008                  9,693                            9,616
 1/31/2009                  8,682                            8,700
 2/28/2009                  7,523                            7,567
 3/31/2009                  8,041                            8,014
 4/30/2009                  8,855                            8,931
 5/31/2009                 10,039                            9,925
 6/30/2009                 10,261                           10,160
 7/31/2009                 11,173                           11,068
 8/31/2009                 12,407                           12,416
 9/30/2009                 13,196                           13,260
10/31/2009                 12,925                           13,051
11/30/2009                 13,073                           13,060
12/31/2009                 13,281                           13,284
 1/31/2010                 12,785                           12,852
 2/28/2010                 12,840                           12,803
 3/31/2010                 13,281                           13,248
 4/30/2010                 13,391                           13,404
 5/31/2010                 11,986                           11,931
 6/30/2010                 12,014                           11,978
 7/31/2010                 13,419                           13,282
 8/31/2010                 13,446                           13,320
 9/30/2010                 14,742                           14,598
10/31/2010                 15,375                           15,195
11/30/2010                 14,411                           14,262
12/31/2010                 15,684                           15,530
 1/31/2011                 15,747                           15,527
 2/28/2011                 16,403                           16,153
 3/31/2011                 16,434                           16,194
 4/30/2011                 17,465                           17,200
 5/31/2011                 17,371                           17,104
 6/30/2011                 17,246                           16,937
 7/31/2011                 16,965                           16,694
 8/31/2011                 16,278                           16,004
 9/30/2011                 14,184                           14,032
10/31/2011                 15,309                           15,183
11/30/2011                 14,997                           14,558
12/31/2011                 14,468                           14,193
 1/31/2012                 15,459                           15,112
 2/29/2012                 15,988                           15,720
 3/31/2012                 16,186                           15,779
 4/30/2012                 16,516                           16,158
 5/31/2012                 15,558                           15,104
 6/30/2012                 16,582                           16,137
 7/31/2012                 17,342                           17,013
 8/31/2012                 17,606                           17,173
 9/30/2012                 18,003                           17,631
10/31/2012                 18,730                           18,280
11/30/2012                 18,862                           18,408
12/31/2012                 19,302                           18,723
 1/31/2013                 19,601                           19,204
 2/28/2013                 19,750                           19,376
 3/31/2013                 20,535                           20,111
 4/30/2013                 21,617                           21,166
 5/31/2013                 19,638                           19,257
 6/30/2013                 18,929                           18,442
 7/31/2013                 19,004                           18,482
 8/31/2013                 18,294                           17,832
 9/30/2013                 19,862                           19,360
10/31/2013                 20,460                           19,935
11/30/2013                 19,825                           19,315
12/31/2013                 19,741                           19,165
 1/31/2014                 19,387                           18,819
 2/28/2014                 20,527                           19,864
 3/31/2014                 20,488                           19,791
 4/30/2014                 21,353                           20,582
 5/31/2014                 21,982                           21,198
 6/30/2014                 22,454                           21,737
 7/31/2014                 22,415                           21,773
 8/31/2014                 22,808                           22,132
 9/30/2014                 21,314                           20,646
10/31/2014                 22,140                           21,292
11/30/2014                 22,218                           21,498
12/31/2014                 21,933                           21,262
 1/31/2015                 22,770                           21,969
 2/28/2015                 23,147                           22,367
 3/31/2015                 22,519                           21,723
 4/30/2015                 23,021                           22,203
 5/31/2015                 22,393                           21,583
 6/30/2015                 21,891                           21,039
 7/31/2015                 22,058                           21,268
 8/31/2015                 20,845                           20,071
 9/30/2015                 21,012                           20,135
10/31/2015                 22,058                           21,301
11/30/2015                 21,389                           20,630
12/31/2015                 21,138                           20,509
 1/31/2016                 20,797                           19,953
 2/29/2016                 21,224                           20,605
 3/31/2016                 22,971                           22,273
 4/30/2016                 23,738                           23,047
 5/31/2016                 23,099                           22,370
 6/30/2016                 23,397                           22,565
 7/31/2016                 24,463                           23,648
 8/31/2016                 23,866                           23,114
 9/30/2016                 23,866                           23,078
10/31/2016                 22,289                           21,573
11/30/2016                 21,224                           20,553
12/31/2016                 21,790                           21,149
 1/31/2017                 22,068                           21,348
 2/28/2017                 22,486                           21,809
 3/31/2017                 22,717                           21,916
 4/30/2017                 23,135                           22,312
 5/31/2017                 23,506                           22,757
 6/30/2017                 23,181                           22,482
 7/31/2017                 23,969                           23,184
 8/31/2017                 23,969                           23,211
 9/30/2017                 23,691                           22,975
10/31/2017                 23,506                           22,803
11/30/2017                 24,340                           23,641
12/31/2017                 25,142                           24,458
 1/31/2018                 25,964                           25,239
 2/28/2018                 24,514                           23,898
 3/31/2018                 24,949                           24,150
 4/30/2018                 25,287                           24,548
 5/31/2018                 25,046                           24,260
 6/30/2018                 24,852                           24,093
 7/31/2018                 25,191                           24,388
 8/31/2018                 24,804                           24,100
 9/30/2018                 24,562                           23,754
10/31/2018                 23,450                           22,686




AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -0.24%     2.77%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
10/31/2008                  $10,000                        $10,000
11/30/2008                    8,344                          8,343
12/31/2008                    9,324                          9,202
 1/31/2009                    7,975                          7,910
 2/28/2009                    6,592                          6,545
 3/31/2009                    6,930                          6,854
 4/30/2009                    8,363                          8,286
 5/31/2009                    9,003                          8,815
 6/30/2009                    8,953                          8,770
 7/31/2009                    9,830                          9,624
 8/31/2009                   11,044                         10,878
 9/30/2009                   11,769                         11,600
10/31/2009                   11,381                         11,236
11/30/2009                   11,853                         11,613
12/31/2009                   12,370                         12,122
 1/31/2010                   11,810                         11,592
 2/28/2010                   12,189                         11,897
 3/31/2010                   13,038                         12,724
 4/30/2010                   13,579                         13,280
 5/31/2010                   12,568                         12,241
 6/30/2010                   12,207                         11,878
 7/31/2010                   13,507                         13,086
 8/31/2010                   13,435                         13,003
 9/30/2010                   14,320                         13,859
10/31/2010                   14,952                         14,473
11/30/2010                   14,374                         13,916
12/31/2010                   15,313                         14,799
 1/31/2011                   15,642                         15,065
 2/28/2011                   16,318                         15,716
 3/31/2011                   16,202                         15,588
 4/30/2011                   17,169                         16,508
 5/31/2011                   17,266                         16,590
 6/30/2011                   16,879                         16,194
 7/31/2011                   16,918                         16,243
 8/31/2011                   16,106                         15,412
 9/30/2011                   14,211                         13,628
10/31/2011                   15,874                         15,242
11/30/2011                   15,390                         14,637
12/31/2011                   15,591                         14,889
 1/31/2012                   16,589                         15,848
 2/29/2012                   16,709                         15,977
 3/31/2012                   17,307                         16,487
 4/30/2012                   17,747                         16,931
 5/31/2012                   16,848                         16,027
 6/30/2012                   17,866                         16,989
 7/31/2012                   18,385                         17,534
 8/31/2012                   18,465                         17,592
 9/30/2012                   18,405                         17,552
10/31/2012                   18,625                         17,713
11/30/2012                   18,625                         17,724
12/31/2012                   19,204                         18,222
 1/31/2013                   19,736                         18,808
 2/28/2013                   19,928                         19,010
 3/31/2013                   20,568                         19,618
 4/30/2013                   21,825                         20,814
 5/31/2013                   20,248                         19,316
 6/30/2013                   19,736                         18,756
 7/31/2013                   19,864                         18,880
 8/31/2013                   18,735                         17,803
 9/30/2013                   19,715                         18,725
10/31/2013                   20,440                         19,444
11/30/2013                   19,545                         18,590
12/31/2013                   19,544                         18,538
 1/31/2014                   19,875                         18,850
 2/28/2014                   20,959                         19,823
 3/31/2014                   21,025                         19,841
 4/30/2014                   21,821                         20,551
 5/31/2014                   22,396                         21,079
 6/30/2014                   22,705                         21,414
 7/31/2014                   22,705                         21,425
 8/31/2014                   23,258                         21,937
 9/30/2014                   21,799                         20,543
10/31/2014                   23,501                         22,031
11/30/2014                   23,833                         22,376
12/31/2014                   23,988                         22,531
 1/31/2015                   25,366                         23,754
 2/28/2015                   24,929                         23,367
 3/31/2015                   24,952                         23,348
 4/30/2015                   24,218                         22,657
 5/31/2015                   23,919                         22,372
 6/30/2015                   23,070                         21,503
 7/31/2015                   23,942                         22,335
 8/31/2015                   22,542                         20,983
 9/30/2015                   23,070                         21,388
10/31/2015                   24,310                         22,601
11/30/2015                   23,965                         22,244
12/31/2015                   24,153                         22,433
 1/31/2016                   23,495                         21,712
 2/29/2016                   23,613                         21,914
 3/31/2016                   25,870                         23,989
 4/30/2016                   25,753                         23,899
 5/31/2016                   25,870                         23,953
 6/30/2016                   27,187                         25,063
 7/31/2016                   28,363                         26,201
 8/31/2016                   27,493                         25,339
 9/30/2016                   27,164                         25,006
10/31/2016                   25,494                         23,480
11/30/2016                   24,765                         22,832
12/31/2016                   25,739                         23,728
 1/31/2017                   25,813                         23,746
 2/28/2017                   26,556                         24,489
 3/31/2017                   26,234                         24,071
 4/30/2017                   26,407                         24,220
 5/31/2017                   26,482                         24,249
 6/30/2017                   26,704                         24,474
 7/31/2017                   27,249                         24,916
 8/31/2017                   27,323                         24,853
 9/30/2017                   27,100                         24,751
10/31/2017                   26,977                         24,491
11/30/2017                   27,818                         25,228
12/31/2017                   28,108                         25,487
 1/31/2018                   27,826                         25,079
 2/28/2018                   25,952                         23,404
 3/31/2018                   26,799                         24,011
 4/30/2018                   26,979                         24,374
 5/31/2018                   27,543                         24,893
 6/30/2018                   28,236                         25,464
 7/31/2018                   28,544                         25,677
 8/31/2018                   28,904                         26,075
 9/30/2018                   28,339                         25,456
10/31/2018                   27,492                         24,627



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.91%     6.11%     10.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,445                             9,515
12/31/2008                10,304                            10,150
 1/31/2009                 9,435                             9,560
 2/28/2009                 8,399                             8,687
 3/31/2009                 8,946                             9,245
 4/30/2009                10,397                            10,670
 5/31/2009                11,829                            12,249
 6/30/2009                11,790                            12,396
 7/31/2009                12,887                            13,393
 8/31/2009                14,004                            14,425
 9/30/2009                14,663                            15,236
10/31/2009                14,142                            15,001
11/30/2009                14,208                            15,117
12/31/2009                14,375                            15,309
 1/31/2010                14,099                            15,107
 2/28/2010                13,966                            15,020
 3/31/2010                15,099                            16,137
 4/30/2010                15,290                            16,456
 5/31/2010                13,232                            14,479
 6/30/2010                12,966                            14,343
 7/31/2010                14,227                            15,573
 8/31/2010                13,563                            15,168
 9/30/2010                15,086                            16,889
10/31/2010                15,558                            17,585
11/30/2010                15,115                            17,125
12/31/2010                16,977                            19,061
 1/31/2011                17,333                            19,161
 2/28/2011                17,836                            19,705
 3/31/2011                17,925                            19,687
 4/30/2011                18,695                            20,663
 5/31/2011                18,053                            20,091
 6/30/2011                17,659                            19,656
 7/31/2011                17,320                            19,549
 8/31/2011                15,673                            18,005
 9/30/2011                13,824                            15,938
10/31/2011                14,876                            17,232
11/30/2011                14,395                            16,366
12/31/2011                14,012                            16,047
 1/31/2012                15,416                            17,373
 2/29/2012                16,334                            18,357
 3/31/2012                16,355                            18,235
 4/30/2012                15,901                            18,141
 5/31/2012                13,878                            16,009
 6/30/2012                14,563                            16,561
 7/31/2012                14,521                            16,689
 8/31/2012                15,054                            17,168
 9/30/2012                15,758                            17,982
10/31/2012                15,905                            18,069
11/30/2012                16,125                            18,162
12/31/2012                17,131                            18,852
 1/31/2013                18,010                            19,759
 2/28/2013                18,117                            19,830
 3/31/2013                18,486                            20,217
 4/30/2013                19,012                            20,803
 5/31/2013                18,636                            20,315
 6/30/2013                18,069                            19,512
 7/31/2013                19,416                            20,731
 8/31/2013                19,177                            20,695
 9/30/2013                21,035                            22,432
10/31/2013                21,915                            23,095
11/30/2013                21,948                            23,125
12/31/2013                22,679                            23,669
 1/31/2014                22,367                            23,260
 2/28/2014                23,905                            24,579
 3/31/2014                24,061                            24,487
 4/30/2014                23,961                            24,410
 5/31/2014                24,150                            24,716
 6/30/2014                24,529                            25,277
 7/31/2014                23,668                            24,623
 8/31/2014                23,825                            24,683
 9/30/2014                22,438                            23,188
10/31/2014                21,944                            22,601
11/30/2014                21,787                            22,578
12/31/2014                21,548                            22,404
 1/31/2015                21,409                            22,206
 2/28/2015                23,008                            23,626
 3/31/2015                22,556                            23,307
 4/30/2015                23,691                            24,493
 5/31/2015                24,062                            24,640
 6/30/2015                23,726                            24,277
 7/31/2015                23,436                            24,240
 8/31/2015                22,435                            23,161
 9/30/2015                21,539                            22,328
10/31/2015                22,671                            23,653
11/30/2015                22,496                            23,602
12/31/2015                22,408                            23,627
 1/31/2016                20,752                            21,829
 2/29/2016                20,572                            21,945
 3/31/2016                22,226                            23,770
 4/30/2016                22,985                            24,520
 5/31/2016                22,804                            24,551
 6/30/2016                21,524                            23,465
 7/31/2016                23,074                            24,859
 8/31/2016                23,159                            24,650
 9/30/2016                23,793                            25,343
10/31/2016                23,598                            24,591
11/30/2016                23,463                            23,983
12/31/2016                24,201                            24,647
 1/31/2017                25,245                            25,534
 2/28/2017                25,575                            26,025
 3/31/2017                26,072                            26,523
 4/30/2017                26,733                            27,462
 5/31/2017                27,230                            28,364
 6/30/2017                27,723                            28,454
 7/31/2017                28,769                            29,456
 8/31/2017                28,910                            29,704
 9/30/2017                29,829                            30,519
10/31/2017                30,085                            30,950
11/30/2017                30,110                            31,387
12/31/2017                30,972                            32,296
 1/31/2018                32,334                            33,803
 2/28/2018                30,743                            32,490
 3/31/2018                30,271                            32,134
 4/30/2018                30,878                            32,624
 5/31/2018                29,988                            32,392
 6/30/2018                29,220                            31,832
 7/31/2018                29,678                            32,013
 8/31/2018                28,802                            31,792
 9/30/2018                28,935                            31,561
10/31/2018                26,064                            28,552



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -13.37%     3.53%     10.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)


--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,407                       9,458
12/31/2008                 10,085                       9,956
 1/31/2009                  8,998                       9,027
 2/28/2009                  8,000                       8,113
 3/31/2009                  8,758                       8,648
 4/30/2009                 10,265                       9,763
 5/31/2009                 11,847                      10,998
 6/30/2009                 11,768                      10,884
 7/31/2009                 12,930                      11,906
 8/31/2009                 13,760                      12,477
 9/30/2009                 14,452                      12,992
10/31/2009                 13,952                      12,783
11/30/2009                 14,255                      13,099
12/31/2009                 14,414                      13,308
 1/31/2010                 13,913                      12,684
 2/28/2010                 13,883                      12,672
 3/31/2010                 14,984                      13,487
 4/30/2010                 15,015                      13,286
 5/31/2010                 13,161                      11,820
 6/30/2010                 12,962                      11,649
 7/31/2010                 14,330                      12,726
 8/31/2010                 13,731                      12,345
 9/30/2010                 15,266                      13,530
10/31/2010                 15,852                      14,012
11/30/2010                 15,282                      13,418
12/31/2010                 16,909                      14,499
 1/31/2011                 17,300                      14,811
 2/28/2011                 17,878                      15,360
 3/31/2011                 17,628                      15,052
 4/30/2011                 18,520                      15,872
 5/31/2011                 17,909                      15,402
 6/30/2011                 17,541                      15,182
 7/31/2011                 17,129                      14,932
 8/31/2011                 15,606                      13,670
 9/30/2011                 13,738                      12,297
10/31/2011                 14,903                      13,493
11/30/2011                 14,440                      12,869
12/31/2011                 14,042                      12,729
 1/31/2012                 15,190                      13,416
 2/29/2012                 15,994                      14,154
 3/31/2012                 15,994                      14,049
 4/30/2012                 15,600                      13,810
 5/31/2012                 13,679                      12,236
 6/30/2012                 14,459                      13,038
 7/31/2012                 14,392                      13,200
 8/31/2012                 14,893                      13,577
 9/30/2012                 15,483                      13,989
10/31/2012                 15,633                      14,087
11/30/2012                 15,885                      14,383
12/31/2012                 16,695                      14,818
 1/31/2013                 17,440                      15,547
 2/28/2013                 17,288                      15,392
 3/31/2013                 17,484                      15,514
 4/30/2013                 18,128                      16,220
 5/31/2013                 17,722                      15,857
 6/30/2013                 17,157                      15,263
 7/31/2013                 18,257                      16,075
 8/31/2013                 18,120                      15,868
 9/30/2013                 19,559                      16,989
10/31/2013                 20,249                      17,559
11/30/2013                 20,300                      17,667
12/31/2013                 20,755                      17,933
 1/31/2014                 20,196                      17,209
 2/28/2014                 21,436                      18,148
 3/31/2014                 21,385                      18,067
 4/30/2014                 21,595                      18,352
 5/31/2014                 21,788                      18,636
 6/30/2014                 22,141                      18,901
 7/31/2014                 21,503                      18,564
 8/31/2014                 21,592                      18,579
 9/30/2014                 20,411                      17,816
10/31/2014                 20,037                      17,532
11/30/2014                 19,948                      17,748
12/31/2014                 19,454                      17,158
 1/31/2015                 19,310                      17,097
 2/28/2015                 20,612                      18,118
 3/31/2015                 20,251                      17,816
 4/30/2015                 21,300                      18,587
 5/31/2015                 21,354                      18,426
 6/30/2015                 20,866                      17,902
 7/31/2015                 20,756                      18,186
 8/31/2015                 19,564                      16,861
 9/30/2015                 18,686                      16,010
10/31/2015                 19,809                      17,214
11/30/2015                 19,717                      16,940
12/31/2015                 19,454                      16,637
 1/31/2016                 18,172                      15,491
 2/29/2016                 17,874                      15,275
 3/31/2016                 19,290                      16,312
 4/30/2016                 19,924                      16,837
 5/31/2016                 19,850                      16,646
 6/30/2016                 19,090                      16,140
 7/31/2016                 20,131                      16,934
 8/31/2016                 20,282                      16,950
 9/30/2016                 20,730                      17,156
10/31/2016                 20,445                      16,823
11/30/2016                 20,218                      16,553
12/31/2016                 20,785                      17,094
 1/31/2017                 21,666                      17,603
 2/28/2017                 21,858                      17,806
 3/31/2017                 22,378                      18,258
 4/30/2017                 22,972                      18,646
 5/31/2017                 23,547                      19,267
 6/30/2017                 23,800                      19,286
 7/31/2017                 24,711                      19,860
 8/31/2017                 24,827                      19,855
 9/30/2017                 25,561                      20,370
10/31/2017                 25,931                      20,648
11/30/2017                 26,145                      20,857
12/31/2017                 26,801                      21,232
 1/31/2018                 28,144                      22,221
 2/28/2018                 26,801                      21,165
 3/31/2018                 26,524                      20,799
 4/30/2018                 26,919                      21,276
 5/31/2018                 26,505                      20,873
 6/30/2018                 25,936                      20,644
 7/31/2018                 26,394                      21,151
 8/31/2018                 25,777                      20,751
 9/30/2018                 25,881                      20,914
10/31/2018                 23,463                      19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.52%     2.99%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2018

                                        [CHART]

              International High Relative      MSCI World ex USA Index
                Profitability Portfolio            (net dividends)
              ----------------------------    -------------------------
 5/16/2017               $10,000                       $10,000
 5/31/2017                10,050                        10,017
 6/30/2017                10,038                        10,026
 7/31/2017                10,219                        10,324
 8/31/2017                10,329                        10,322
 9/30/2017                10,577                        10,590
10/31/2017                10,738                        10,734
11/30/2017                10,849                        10,843
12/31/2017                10,968                        11,038
 1/31/2018                11,463                        11,552
 2/28/2018                10,887                        11,003
 3/31/2018                10,893                        10,813
 4/30/2018                11,014                        11,061
 5/31/2018                10,974                        10,851
 6/30/2018                10,802                        10,732
 7/31/2018                11,088                        10,996
 8/31/2018                10,915                        10,788
 9/30/2018                10,941                        10,872
10/31/2018                 9,966                        10,008

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -7.20%     -0.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2018

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583



AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -9.22%     1.61%     4.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2018

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496



AVERAGE ANNUAL                         ONE        FIVE      SINCE
TOTAL RETURN                           YEAR       YEARS   INCEPTION
--------------                      ----------  --------  ---------
                                        -13.56%     2.82%     6.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2018

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
   4/9/2013                   $10,000                     $10,000
  4/30/2013                    10,160                      10,415
  5/31/2013                     9,890                      10,174
  6/30/2013                     9,485                       9,733
  7/31/2013                     9,971                      10,159
  8/31/2013                     9,830                      10,019
  9/30/2013                    10,575                      10,715
 10/31/2013                    10,962                      11,108
 11/30/2013                    10,952                      11,127
 12/31/2013                    11,104                      11,225
  1/31/2014                    10,653                      10,715
  2/28/2014                    11,227                      11,254
  3/31/2014                    11,309                      11,282
  4/30/2014                    11,422                      11,431
  5/31/2014                    11,597                      11,654
  6/30/2014                    11,810                      11,850
  7/31/2014                    11,592                      11,732
  8/31/2014                    11,706                      11,797
  9/30/2014                    11,072                      11,226
 10/31/2014                    10,957                      11,115
 11/30/2014                    10,916                      11,195
 12/31/2014                    10,565                      10,791
  1/31/2015                    10,565                      10,775
  2/28/2015                    11,162                      11,351
  3/31/2015                    10,968                      11,168
  4/30/2015                    11,608                      11,732
  5/31/2015                    11,534                      11,549
  6/30/2015                    11,209                      11,227
  7/31/2015                    10,976                      11,196
  8/31/2015                    10,234                      10,340
  9/30/2015                     9,847                       9,860
 10/31/2015                    10,465                      10,595
 11/30/2015                    10,348                      10,376
 12/31/2015                    10,164                      10,180
  1/31/2016                     9,533                       9,488
  2/29/2016                     9,372                       9,379
  3/31/2016                    10,212                      10,142
  4/30/2016                    10,459                      10,409
  5/31/2016                    10,319                      10,233
  6/30/2016                    10,173                      10,077
  7/31/2016                    10,705                      10,575
  8/31/2016                    10,792                      10,642
  9/30/2016                    10,993                      10,773
 10/31/2016                    10,840                      10,618
 11/30/2016                    10,610                      10,373
 12/31/2016                    10,812                      10,638
  1/31/2017                    11,295                      11,015
  2/28/2017                    11,493                      11,190
  3/31/2017                    11,793                      11,474
  4/30/2017                    12,068                      11,720
  5/31/2017                    12,376                      12,100
  6/30/2017                    12,475                      12,138
  7/31/2017                    12,965                      12,585
  8/31/2017                    13,087                      12,651
  9/30/2017                    13,340                      12,886
 10/31/2017                    13,586                      13,128
 11/30/2017                    13,698                      13,235
 12/31/2017                    14,074                      13,531
  1/31/2018                    14,863                      14,284
  2/28/2018                    14,142                      13,611
  3/31/2018                    14,040                      13,371
  4/30/2018                    14,142                      13,584
  5/31/2018                    13,883                      13,270
  6/30/2018                    13,468                      13,021
  7/31/2018                    13,753                      13,332
  8/31/2018                    13,423                      13,053
  9/30/2018                    13,400                      13,113
 10/31/2018                    12,198                      12,046


AVERAGE ANNUAL                         ONE       FIVE     SINCE
TOTAL RETURN                           YEAR      YEARS  INCEPTION
--------------                      ----------  ------  ---------
                                        -10.22%   2.16%     3.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2018

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161

AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.16%     6.46%     9.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2018

                                    [CHART]

              Selectively Hedged     MSCI All Country World Index
           Global Equity Portfolio        (net dividends)
           -----------------------   ----------------------------

11/14/2011        $10,000                     $10,000
11/30/2011         $9,920                      $9,873
12/31/2011         $9,828                      $9,853
 1/31/2012        $10,533                     $10,426
 2/29/2012        $11,077                     $10,951
 3/31/2012        $11,141                     $11,024
 4/30/2012        $10,939                     $10,898
 5/31/2012         $9,962                      $9,921
 6/30/2012        $10,442                     $10,410
 7/31/2012        $10,463                     $10,553
 8/31/2012        $10,748                     $10,782
 9/30/2012        $11,122                     $11,122
10/31/2012        $11,112                     $11,048
11/30/2012        $11,265                     $11,189
12/31/2012        $11,718                     $11,443
 1/31/2013        $12,225                     $11,970
 2/28/2013        $12,287                     $11,968
 3/31/2013        $12,576                     $12,187
 4/30/2013        $12,814                     $12,535
 5/31/2013        $12,897                     $12,501
 6/30/2013        $12,514                     $12,135
 7/31/2013        $13,114                     $12,716
 8/31/2013        $12,845                     $12,451
 9/30/2013        $13,569                     $13,094
10/31/2013        $14,096                     $13,621
11/30/2013        $14,324                     $13,813
12/31/2013        $14,611                     $14,052
 1/31/2014        $14,001                     $13,490
 2/28/2014        $14,675                     $14,141
 3/31/2014        $14,847                     $14,204
 4/30/2014        $14,879                     $14,339
 5/31/2014        $15,136                     $14,644
 6/30/2014        $15,500                     $14,920
 7/31/2014        $15,200                     $14,739
 8/31/2014        $15,628                     $15,065
 9/30/2014        $15,061                     $14,576
10/31/2014        $15,200                     $14,679
11/30/2014        $15,360                     $14,924
12/31/2014        $15,182                     $14,636
 1/31/2015        $14,958                     $14,408
 2/28/2015        $15,878                     $15,210
 3/31/2015        $15,766                     $14,974
 4/30/2015        $16,136                     $15,409
 5/31/2015        $16,226                     $15,388
 6/30/2015        $15,867                     $15,026
 7/31/2015        $15,754                     $15,157
 8/31/2015        $14,700                     $14,118
 9/30/2015        $14,172                     $13,606
10/31/2015        $15,148                     $14,674
11/30/2015        $15,204                     $14,553
12/31/2015        $14,728                     $14,290
 1/31/2016        $13,907                     $13,429
 2/29/2016        $13,768                     $13,336
 3/31/2016        $14,797                     $14,324
 4/30/2016        $14,948                     $14,536
 5/31/2016        $15,063                     $14,554
 6/30/2016        $14,971                     $14,466
 7/31/2016        $15,641                     $15,090
 8/31/2016        $15,792                     $15,140
 9/30/2016        $15,930                     $15,233
10/31/2016        $15,803                     $14,975
11/30/2016        $16,254                     $15,088
12/31/2016        $16,619                     $15,414
 1/31/2017        $17,012                     $15,836
 2/28/2017        $17,477                     $16,280
 3/31/2017        $17,679                     $16,479
 4/30/2017        $17,906                     $16,736
 5/31/2017        $18,072                     $17,106
 6/30/2017        $18,239                     $17,183
 7/31/2017        $18,656                     $17,664
 8/31/2017        $18,716                     $17,731
 9/30/2017        $19,121                     $18,074
10/31/2017        $19,681                     $18,449
11/30/2017        $20,002                     $18,806
12/31/2017        $20,383                     $19,109
 1/31/2018        $21,253                     $20,187
 2/28/2018        $20,396                     $19,340
 3/31/2018        $20,163                     $18,926
 4/30/2018        $20,347                     $19,106
 5/31/2018        $20,457                     $19,130
 6/30/2018        $20,224                     $19,027
 7/31/2018        $20,812                     $19,600
 8/31/2018        $20,934                     $19,754
 9/30/2018        $20,885                     $19,840
10/31/2018        $19,233                     $18,354


















































AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.28%     6.41%     9.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2008               $10,000                     $10,000
11/30/2008                 9,091                       9,247
12/31/2008                 9,800                       9,968
 1/31/2009                 9,050                       9,325
 2/28/2009                 8,457                       8,799
 3/31/2009                 9,679                      10,063
 4/30/2009                11,109                      11,738
 5/31/2009                13,002                      13,743
 6/30/2009                12,887                      13,558
 7/31/2009                14,357                      15,083
 8/31/2009                14,405                      15,029
 9/30/2009                15,668                      16,393
10/31/2009                15,339                      16,413
11/30/2009                16,251                      17,118
12/31/2009                16,833                      17,794
 1/31/2010                15,911                      16,802
 2/28/2010                16,102                      16,861
 3/31/2010                17,445                      18,222
 4/30/2010                17,545                      18,443
 5/31/2010                15,908                      16,821
 6/30/2010                15,932                      16,697
 7/31/2010                17,331                      18,088
 8/31/2010                16,925                      17,736
 9/30/2010                18,844                      19,707
10/31/2010                19,410                      20,280
11/30/2010                18,970                      19,744
12/31/2010                20,505                      21,153
 1/31/2011                19,970                      20,579
 2/28/2011                19,823                      20,387
 3/31/2011                20,920                      21,586
 4/30/2011                21,649                      22,256
 5/31/2011                21,047                      21,672
 6/30/2011                20,790                      21,338
 7/31/2011                20,622                      21,244
 8/31/2011                18,947                      19,345
 9/30/2011                16,079                      16,525
10/31/2011                18,086                      18,714
11/30/2011                17,449                      17,466
12/31/2011                16,934                      17,256
 1/31/2012                18,751                      19,213
 2/29/2012                19,763                      20,364
 3/31/2012                19,243                      19,684
 4/30/2012                18,893                      19,449
 5/31/2012                16,856                      17,268
 6/30/2012                17,680                      17,934
 7/31/2012                17,823                      18,284
 8/31/2012                17,931                      18,223
 9/30/2012                18,932                      19,323
10/31/2012                18,824                      19,206
11/30/2012                19,070                      19,450
12/31/2012                20,178                      20,401
 1/31/2013                20,281                      20,682
 2/28/2013                20,039                      20,422
 3/31/2013                19,749                      20,070
 4/30/2013                19,962                      20,222
 5/31/2013                19,309                      19,703
 6/30/2013                18,093                      18,448
 7/31/2013                18,352                      18,641
 8/31/2013                17,916                      18,321
 9/30/2013                19,193                      19,512
10/31/2013                20,063                      20,460
11/30/2013                19,758                      20,161
12/31/2013                19,549                      19,870
 1/31/2014                18,186                      18,580
 2/28/2014                18,841                      19,195
 3/31/2014                19,496                      19,784
 4/30/2014                19,609                      19,850
 5/31/2014                20,272                      20,543
 6/30/2014                20,829                      21,089
 7/31/2014                21,071                      21,497
 8/31/2014                21,722                      21,981
 9/30/2014                20,117                      20,352
10/31/2014                20,331                      20,592
11/30/2014                20,125                      20,374
12/31/2014                19,214                      19,435
 1/31/2015                19,337                      19,552
 2/28/2015                19,920                      20,157
 3/31/2015                19,498                      19,870
 4/30/2015                20,795                      21,399
 5/31/2015                19,959                      20,542
 6/30/2015                19,472                      20,008
 7/31/2015                18,217                      18,621
 8/31/2015                16,708                      16,937
 9/30/2015                16,254                      16,428
10/31/2015                17,233                      17,599
11/30/2015                16,635                      16,913
12/31/2015                16,176                      16,536
 1/31/2016                15,488                      15,463
 2/29/2016                15,394                      15,438
 3/31/2016                17,425                      17,481
 4/30/2016                17,527                      17,576
 5/31/2016                16,836                      16,920
 6/30/2016                17,726                      17,596
 7/31/2016                18,634                      18,482
 8/31/2016                18,856                      18,941
 9/30/2016                19,091                      19,185
10/31/2016                19,131                      19,230
11/30/2016                18,132                      18,345
12/31/2016                18,132                      18,386
 1/31/2017                19,217                      19,392
 2/28/2017                19,855                      19,985
 3/31/2017                20,493                      20,490
 4/30/2017                20,884                      20,939
 5/31/2017                21,507                      21,558
 6/30/2017                21,706                      21,775
 7/31/2017                22,852                      23,073
 8/31/2017                23,324                      23,587
 9/30/2017                23,096                      23,493
10/31/2017                23,880                      24,317
11/30/2017                23,953                      24,366
12/31/2017                24,764                      25,240
 1/31/2018                26,625                      27,344
 2/28/2018                25,349                      26,083
 3/31/2018                25,219                      25,598
 4/30/2018                24,894                      25,485
 5/31/2018                23,910                      24,582
 6/30/2018                22,893                      23,560
 7/31/2018                23,717                      24,078
 8/31/2018                23,171                      23,427
 9/30/2018                22,894                      23,303
10/31/2018                20,982                      21,273


AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -12.14%     0.90%     7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,388                           9,247
12/31/2008                   10,711                           9,968
 1/31/2009                    9,887                           9,325
 2/28/2009                    9,280                           8,799
 3/31/2009                   10,557                          10,063
 4/30/2009                   12,694                          11,738
 5/31/2009                   15,602                          13,743
 6/30/2009                   15,524                          13,558
 7/31/2009                   17,494                          15,083
 8/31/2009                   17,701                          15,029
 9/30/2009                   19,178                          16,393
10/31/2009                   19,156                          16,413
11/30/2009                   20,276                          17,118
12/31/2009                   21,393                          17,794
 1/31/2010                   20,446                          16,802
 2/28/2010                   20,798                          16,861
 3/31/2010                   22,575                          18,222
 4/30/2010                   22,938                          18,443
 5/31/2010                   20,623                          16,821
 6/30/2010                   21,169                          16,697
 7/31/2010                   23,112                          18,088
 8/31/2010                   23,223                          17,736
 9/30/2010                   26,035                          19,707
10/31/2010                   27,073                          20,280
11/30/2010                   26,336                          19,744
12/31/2010                   27,851                          21,153
 1/31/2011                   26,670                          20,579
 2/28/2011                   25,883                          20,387
 3/31/2011                   27,318                          21,586
 4/30/2011                   28,754                          22,256
 5/31/2011                   28,094                          21,672
 6/30/2011                   27,866                          21,338
 7/31/2011                   28,181                          21,244
 8/31/2011                   25,501                          19,345
 9/30/2011                   20,966                          16,525
10/31/2011                   23,275                          18,714
11/30/2011                   22,138                          17,466
12/31/2011                   21,550                          17,256
 1/31/2012                   23,980                          19,213
 2/29/2012                   25,938                          20,364
 3/31/2012                   25,261                          19,684
 4/30/2012                   24,657                          19,449
 5/31/2012                   22,396                          17,268
 6/30/2012                   23,254                          17,934
 7/31/2012                   22,962                          18,284
 8/31/2012                   23,558                          18,223
 9/30/2012                   24,935                          19,323
10/31/2012                   24,838                          19,206
11/30/2012                   25,265                          19,450
12/31/2012                   26,818                          20,401
 1/31/2013                   27,312                          20,682
 2/28/2013                   27,591                          20,422
 3/31/2013                   27,461                          20,070
 4/30/2013                   28,019                          20,222
 5/31/2013                   27,613                          19,703
 6/30/2013                   25,225                          18,448
 7/31/2013                   25,339                          18,641
 8/31/2013                   24,281                          18,321
 9/30/2013                   26,054                          19,512
10/31/2013                   27,054                          20,460
11/30/2013                   26,669                          20,161
12/31/2013                   26,448                          19,870
 1/31/2014                   25,317                          18,580
 2/28/2014                   26,434                          19,195
 3/31/2014                   27,342                          19,784
 4/30/2014                   27,566                          19,850
 5/31/2014                   28,499                          20,543
 6/30/2014                   29,232                          21,089
 7/31/2014                   29,298                          21,497
 8/31/2014                   30,195                          21,981
 9/30/2014                   28,692                          20,352
10/31/2014                   28,439                          20,592
11/30/2014                   28,108                          20,374
12/31/2014                   27,241                          19,435
 1/31/2015                   27,680                          19,552
 2/28/2015                   28,392                          20,157
 3/31/2015                   28,173                          19,870
 4/30/2015                   30,172                          21,399
 5/31/2015                   29,748                          20,542
 6/30/2015                   28,727                          20,008
 7/31/2015                   26,973                          18,621
 8/31/2015                   24,327                          16,937
 9/30/2015                   24,288                          16,428
10/31/2015                   25,631                          17,599
11/30/2015                   25,105                          16,913
12/31/2015                   24,873                          16,536
 1/31/2016                   23,387                          15,463
 2/29/2016                   23,288                          15,438
 3/31/2016                   26,154                          17,481
 4/30/2016                   26,807                          17,576
 5/31/2016                   25,686                          16,920
 6/30/2016                   27,107                          17,596
 7/31/2016                   28,681                          18,482
 8/31/2016                   28,853                          18,941
 9/30/2016                   29,324                          19,185
10/31/2016                   29,209                          19,230
11/30/2016                   27,433                          18,345
12/31/2016                   27,588                          18,386
 1/31/2017                   29,195                          19,392
 2/28/2017                   30,726                          19,985
 3/31/2017                   31,678                          20,490
 4/30/2017                   32,080                          20,939
 5/31/2017                   32,199                          21,558
 6/30/2017                   32,399                          21,775
 7/31/2017                   33,757                          23,073
 8/31/2017                   34,533                          23,587
 9/30/2017                   34,365                          23,493
10/31/2017                   35,343                          24,317
11/30/2017                   35,884                          24,366
12/31/2017                   37,315                          25,240
 1/31/2018                   39,753                          27,344
 2/28/2018                   38,065                          26,083
 3/31/2018                   37,846                          25,598
 4/30/2018                   37,471                          25,485
 5/31/2018                   36,643                          24,582
 6/30/2018                   34,173                          23,560
 7/31/2018                   34,720                          24,078
 8/31/2018                   33,704                          23,427
 9/30/2018                   32,620                          23,303
10/31/2018                   29,528                          21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.45%     1.77%     11.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,232                           9,247
12/31/2008                   10,346                           9,968
 1/31/2009                    9,446                           9,325
 2/28/2009                    8,611                           8,799
 3/31/2009                   10,106                          10,063
 4/30/2009                   12,115                          11,738
 5/31/2009                   14,836                          13,743
 6/30/2009                   14,631                          13,558
 7/31/2009                   16,563                          15,083
 8/31/2009                   16,701                          15,029
 9/30/2009                   18,257                          16,393
10/31/2009                   17,829                          16,413
11/30/2009                   18,970                          17,118
12/31/2009                   19,897                          17,794
 1/31/2010                   18,786                          16,802
 2/28/2010                   18,887                          16,861
 3/31/2010                   20,503                          18,222
 4/30/2010                   20,705                          18,443
 5/31/2010                   18,483                          16,821
 6/30/2010                   18,587                          16,697
 7/31/2010                   20,379                          18,088
 8/31/2010                   19,931                          17,736
 9/30/2010                   22,291                          19,707
10/31/2010                   23,125                          20,280
11/30/2010                   22,291                          19,744
12/31/2010                   24,167                          21,153
 1/31/2011                   23,405                          20,579
 2/28/2011                   23,018                          20,387
 3/31/2011                   24,334                          21,586
 4/30/2011                   25,189                          22,256
 5/31/2011                   24,227                          21,672
 6/30/2011                   23,719                          21,338
 7/31/2011                   23,518                          21,244
 8/31/2011                   21,124                          19,345
 9/30/2011                   17,332                          16,525
10/31/2011                   19,601                          18,714
11/30/2011                   18,602                          17,466
12/31/2011                   17,933                          17,256
 1/31/2012                   20,413                          19,213
 2/29/2012                   21,650                          20,364
 3/31/2012                   20,717                          19,684
 4/30/2012                   20,040                          19,449
 5/31/2012                   17,816                          17,268
 6/30/2012                   18,618                          17,934
 7/31/2012                   18,500                          18,284
 8/31/2012                   18,750                          18,223
 9/30/2012                   19,950                          19,323
10/31/2012                   19,685                          19,206
11/30/2012                   19,901                          19,450
12/31/2012                   21,346                          20,401
 1/31/2013                   21,690                          20,682
 2/28/2013                   21,318                          20,422
 3/31/2013                   21,134                          20,070
 4/30/2013                   21,313                          20,222
 5/31/2013                   20,697                          19,703
 6/30/2013                   18,948                          18,448
 7/31/2013                   19,316                          18,641
 8/31/2013                   18,905                          18,321
 9/30/2013                   20,297                          19,512
10/31/2013                   21,210                          20,460
11/30/2013                   20,696                          20,161
12/31/2013                   20,483                          19,870
 1/31/2014                   19,044                          18,580
 2/28/2014                   19,466                          19,195
 3/31/2014                   20,327                          19,784
 4/30/2014                   20,453                          19,850
 5/31/2014                   21,284                          20,543
 6/30/2014                   21,835                          21,089
 7/31/2014                   22,243                          21,497
 8/31/2014                   22,733                          21,981
 9/30/2014                   20,869                          20,352
10/31/2014                   20,839                          20,592
11/30/2014                   20,487                          20,374
12/31/2014                   19,530                          19,435
 1/31/2015                   19,371                          19,552
 2/28/2015                   20,054                          20,157
 3/31/2015                   19,485                          19,870
 4/30/2015                   21,412                          21,399
 5/31/2015                   20,456                          20,542
 6/30/2015                   19,803                          20,008
 7/31/2015                   18,210                          18,621
 8/31/2015                   16,556                          16,937
 9/30/2015                   15,998                          16,428
10/31/2015                   16,986                          17,599
11/30/2015                   16,320                          16,913
12/31/2015                   15,823                          16,536
 1/31/2016                   14,937                          15,463
 2/29/2016                   15,022                          15,438
 3/31/2016                   17,225                          17,481
 4/30/2016                   17,686                          17,576
 5/31/2016                   16,530                          16,920
 6/30/2016                   17,429                          17,596
 7/31/2016                   18,523                          18,482
 8/31/2016                   18,862                          18,941
 9/30/2016                   19,121                          19,185
10/31/2016                   19,532                          19,230
11/30/2016                   18,844                          18,345
12/31/2016                   18,921                          18,386
 1/31/2017                   20,113                          19,392
 2/28/2017                   21,019                          19,985
 3/31/2017                   21,606                          20,490
 4/30/2017                   21,757                          20,939
 5/31/2017                   22,139                          21,558
 6/30/2017                   22,192                          21,775
 7/31/2017                   23,377                          23,073
 8/31/2017                   23,958                          23,587
 9/30/2017                   23,419                          23,493
10/31/2017                   24,240                          24,317
11/30/2017                   24,361                          24,366
12/31/2017                   25,252                          25,240
 1/31/2018                   27,466                          27,344
 2/28/2018                   26,163                          26,083
 3/31/2018                   25,805                          25,598
 4/30/2018                   25,895                          25,485
 5/31/2018                   24,771                          24,582
 6/30/2018                   23,412                          23,560
 7/31/2018                   24,478                          24,078
 8/31/2018                   23,892                          23,427
 9/30/2018                   23,912                          23,303
10/31/2018                   21,898                          21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.66%     0.64%     8.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                   [CHART]


                       Emerging Markets
                       Value Portfolio -        MSCI Emerging Markets
                      Institutional Class       Index (net dividends)
                      -------------------       ---------------------
10/31/2008                  $10,000                   $10,000
11/30/2008                    9,241                     9,247
12/31/2008                   10,369                     9,968
 1/31/2009                    9,433                     9,325
 2/28/2009                    8,631                     8,799
 3/31/2009                   10,124                    10,063
 4/30/2009                   12,115                    11,738
 5/31/2009                   14,841                    13,743
 6/30/2009                   14,658                    13,558
 7/31/2009                   16,623                    15,083
 8/31/2009                   16,746                    15,029
 9/30/2009                   18,291                    16,393
10/31/2009                   17,859                    16,413
11/30/2009                   18,996                    17,118
12/31/2009                   19,937                    17,794
 1/31/2010                   18,802                    16,802
 2/28/2010                   18,948                    16,861
 3/31/2010                   20,615                    18,222
 4/30/2010                   20,748                    18,443
 5/31/2010                   18,573                    16,821
 6/30/2010                   18,689                    16,697
 7/31/2010                   20,419                    18,088
 8/31/2010                   20,048                    17,736
 9/30/2010                   22,455                    19,707
10/31/2010                   23,224                    20,280
11/30/2010                   22,468                    19,744
12/31/2010                   24,334                    21,153
 1/31/2011                   23,574                    20,579
 2/28/2011                   23,177                    20,387
 3/31/2011                   24,509                    21,586
 4/30/2011                   25,384                    22,256
 5/31/2011                   24,415                    21,672
 6/30/2011                   23,915                    21,338
 7/31/2011                   23,712                    21,244
 8/31/2011                   21,305                    19,345
 9/30/2011                   17,480                    16,525
10/31/2011                   19,777                    18,714
11/30/2011                   18,775                    17,466
12/31/2011                   18,101                    17,256
 1/31/2012                   20,611                    19,213
 2/29/2012                   21,866                    20,364
 3/31/2012                   20,924                    19,684
 4/30/2012                   20,241                    19,449
 5/31/2012                   18,003                    17,268
 6/30/2012                   18,817                    17,934
 7/31/2012                   18,698                    18,284
 8/31/2012                   18,957                    18,223
 9/30/2012                   20,176                    19,323
10/31/2012                   19,915                    19,206
11/30/2012                   20,134                    19,450
12/31/2012                   21,605                    20,401
 1/31/2013                   21,953                    20,682
 2/28/2013                   21,584                    20,422
 3/31/2013                   21,399                    20,070
 4/30/2013                   21,587                    20,222
 5/31/2013                   20,971                    19,703
 6/30/2013                   19,206                    18,448
 7/31/2013                   19,578                    18,641
 8/31/2013                   19,162                    18,321
 9/30/2013                   20,577                    19,512
10/31/2013                   21,510                    20,460
11/30/2013                   20,989                    20,161
12/31/2013                   20,784                    19,870
 1/31/2014                   19,331                    18,580
 2/28/2014                   19,760                    19,195
 3/31/2014                   20,641                    19,784
 4/30/2014                   20,776                    19,850
 5/31/2014                   21,619                    20,543
 6/30/2014                   22,183                    21,089
 7/31/2014                   22,598                    21,497
 8/31/2014                   23,103                    21,981
 9/30/2014                   21,208                    20,352
10/31/2014                   21,185                    20,592
11/30/2014                   20,835                    20,374
12/31/2014                   19,866                    19,435
 1/31/2015                   19,704                    19,552
 2/28/2015                   20,406                    20,157
 3/31/2015                   19,828                    19,870
 4/30/2015                   21,803                    21,399
 5/31/2015                   20,831                    20,542
 6/30/2015                   20,167                    20,008
 7/31/2015                   18,547                    18,621
 8/31/2015                   16,865                    16,937
 9/30/2015                   16,302                    16,428
10/31/2015                   17,315                    17,599
11/30/2015                   16,637                    16,913
12/31/2015                   16,137                    16,536
 1/31/2016                   15,227                    15,463
 2/29/2016                   15,322                    15,438
 3/31/2016                   17,573                    17,481
 4/30/2016                   18,048                    17,576
 5/31/2016                   16,875                    16,920
 6/30/2016                   17,798                    17,596
 7/31/2016                   18,917                    18,482
 8/31/2016                   19,261                    18,941
 9/30/2016                   19,527                    19,185
10/31/2016                   19,953                    19,230
11/30/2016                   19,254                    18,345
12/31/2016                   19,339                    18,386
 1/31/2017                   20,558                    19,392
 2/28/2017                   21,494                    19,985
 3/31/2017                   22,084                    20,490
 4/30/2017                   22,245                    20,939
 5/31/2017                   22,649                    21,558
 6/30/2017                   22,708                    21,775
 7/31/2017                   23,922                    23,073
 8/31/2017                   24,521                    23,587
 9/30/2017                   23,971                    23,493
10/31/2017                   24,822                    24,317
11/30/2017                   24,945                    24,366
12/31/2017                   25,868                    25,240
 1/31/2018                   28,138                    27,344
 2/28/2018                   26,812                    26,083
 3/31/2018                   26,448                    25,598
 4/30/2018                   26,547                    25,485
 5/31/2018                   25,395                    24,582
 6/30/2018                   24,012                    23,560
 7/31/2018                   25,114                    24,078
 8/31/2018                   24,517                    23,427
 9/30/2018                   24,540                    23,303
10/31/2018                   22,477                    21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.45%     0.88%     8.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2008                   $10,000                     $10,000
 11/30/2008                     9,332                       9,247
 12/31/2008                    10,244                       9,968
  1/31/2009                     9,331                       9,325
  2/28/2009                     8,701                       8,799
  3/31/2009                    10,074                      10,063
  4/30/2009                    11,914                      11,738
  5/31/2009                    14,262                      13,743
  6/30/2009                    14,124                      13,558
  7/31/2009                    15,833                      15,083
  8/31/2009                    15,894                      15,029
  9/30/2009                    17,266                      16,393
 10/31/2009                    16,947                      16,413
 11/30/2009                    17,985                      17,118
 12/31/2009                    18,806                      17,794
  1/31/2010                    17,774                      16,802
  2/28/2010                    17,970                      16,861
  3/31/2010                    19,520                      18,222
  4/30/2010                    19,706                      18,443
  5/31/2010                    17,796                      16,821
  6/30/2010                    17,947                      16,697
  7/31/2010                    19,568                      18,088
  8/31/2010                    19,308                      17,736
  9/30/2010                    21,615                      19,707
 10/31/2010                    22,252                      20,280
 11/30/2010                    21,657                      19,744
 12/31/2010                    23,248                      21,153
  1/31/2011                    22,513                      20,579
  2/28/2011                    22,125                      20,387
  3/31/2011                    23,384                      21,586
  4/30/2011                    24,307                      22,256
  5/31/2011                    23,636                      21,672
  6/30/2011                    23,307                      21,338
  7/31/2011                    23,254                      21,244
  8/31/2011                    21,156                      19,345
  9/30/2011                    17,655                      16,525
 10/31/2011                    19,897                      18,714
 11/30/2011                    19,047                      17,466
 12/31/2011                    18,448                      17,256
  1/31/2012                    20,620                      19,213
  2/29/2012                    21,915                      20,364
  3/31/2012                    21,230                      19,684
  4/30/2012                    20,759                      19,449
  5/31/2012                    18,577                      17,268
  6/30/2012                    19,409                      17,934
  7/31/2012                    19,420                      18,284
  8/31/2012                    19,625                      18,223
  9/30/2012                    20,743                      19,323
 10/31/2012                    20,602                      19,206
 11/30/2012                    20,917                      19,450
 12/31/2012                    22,227                      20,401
  1/31/2013                    22,423                      20,682
  2/28/2013                    22,271                      20,422
  3/31/2013                    22,034                      20,070
  4/30/2013                    22,285                      20,222
  5/31/2013                    21,674                      19,703
  6/30/2013                    20,117                      18,448
  7/31/2013                    20,392                      18,641
  8/31/2013                    19,864                      18,321
  9/30/2013                    21,282                      19,512
 10/31/2013                    22,200                      20,460
 11/30/2013                    21,835                      20,161
 12/31/2013                    21,641                      19,870
  1/31/2014                    20,273                      18,580
  2/28/2014                    21,007                      19,195
  3/31/2014                    21,774                      19,784
  4/30/2014                    21,930                      19,850
  5/31/2014                    22,653                      20,543
  6/30/2014                    23,241                      21,089
  7/31/2014                    23,454                      21,497
  8/31/2014                    24,180                      21,981
  9/30/2014                    22,496                      20,352
 10/31/2014                    22,620                      20,592
 11/30/2014                    22,383                      20,374
 12/31/2014                    21,443                      19,435
  1/31/2015                    21,613                      19,552
  2/28/2015                    22,236                      20,157
  3/31/2015                    21,862                      19,870
  4/30/2015                    23,370                      21,399
  5/31/2015                    22,542                      20,542
  6/30/2015                    21,941                      20,008
  7/31/2015                    20,474                      18,621
  8/31/2015                    18,688                      16,937
  9/30/2015                    18,294                      16,428
 10/31/2015                    19,341                      17,599
 11/30/2015                    18,720                      16,913
 12/31/2015                    18,257                      16,536
  1/31/2016                    17,411                      15,463
  2/29/2016                    17,307                      15,438
  3/31/2016                    19,583                      17,481
  4/30/2016                    19,816                      17,576
  5/31/2016                    18,967                      16,920
  6/30/2016                    20,018                      17,596
  7/31/2016                    21,118                      18,482
  8/31/2016                    21,328                      18,941
  9/30/2016                    21,614                      19,185
 10/31/2016                    21,638                      19,230
 11/30/2016                    20,462                      18,345
 12/31/2016                    20,513                      18,386
  1/31/2017                    21,765                      19,392
  2/28/2017                    22,616                      19,985
  3/31/2017                    23,319                      20,490
  4/30/2017                    23,732                      20,939
  5/31/2017                    24,193                      21,558
  6/30/2017                    24,410                      21,775
  7/31/2017                    25,611                      23,073
  8/31/2017                    26,205                      23,587
  9/30/2017                    26,007                      23,493
 10/31/2017                    26,834                      24,317
 11/30/2017                    27,002                      24,366
 12/31/2017                    28,011                      25,240
  1/31/2018                    29,990                      27,344
  2/28/2018                    28,626                      26,083
  3/31/2018                    28,482                      25,598
  4/30/2018                    28,108                      25,485
  5/31/2018                    27,082                      24,582
  6/30/2018                    25,671                      23,560
  7/31/2018                    26,484                      24,078
  8/31/2018                    25,829                      23,427
  9/30/2018                    25,361                      23,303
 10/31/2018                    23,217                      21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -13.48%     0.90%     8.79%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index SM......................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2018, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2018, total returns were 5.62% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 810 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 6.82% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance. Conversely, the Portfolio's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs generally underperformed in the U.S.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.79% for the Portfolio and 3.03% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks also detracted from relative performance. Conversely, the Master Fund's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.61% for the Portfolio's Class R1 shares, -1.79% for the Portfolio's Class R2 shares, -1.52% for the Portfolio's Institutional Class shares, and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.48% for the Portfolio and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 5.59% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 4.16% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.69% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.77% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.29% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2018, the Portfolio held approximately 230 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 9.88% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2018, the Portfolio held approximately 160 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.63% for the Portfolio, 7.35% for the S&P 500(R) Index, and 3.04% for the Dow Jones U.S. Select REIT IndexSM, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's underperformance relative to the REIT benchmark was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. The Portfolio includes data center REITs, which underperformed, whereas the REIT benchmark typically excludes these securities.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%
Korea.......................................................    -18.52%           -19.90%
Taiwan......................................................     -6.62%            -8.98%
India.......................................................     -0.01%           -12.42%
Brazil......................................................     18.95%             4.76%
South Africa................................................    -13.80%           -17.45%
Russia......................................................     22.79%            10.69%
Mexico......................................................     -9.54%           -14.55%
Thailand....................................................      4.01%             4.23%
Malaysia....................................................     -0.18%             0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

GLOBAL REAL ESTATE MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2018

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed U.S. equities but outperformed both developed non-U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Japan, Canada, and Hong Kong were among the strongest performers, while Turkey, Mexico, and South Africa REITs lagged. At the REIT industry level, industrial REITs generally outperformed, while diversified REITs generally underperformed.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
S&P Global ex U.S. REIT Index...............................         - 0.51%
S&P Global REIT Index.......................................           0.55%

--------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2018. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2018, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -6.97% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's emphasis on higher-profitability stocks had a positive impact on relative performance, as these stocks generally outperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -8.79% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex

U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Funds collectively held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.54% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds and their benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Funds relative to the benchmark, which in turn led to differences in holdings between the Master Funds and the benchmark. These holdings differences detracted from the Master Funds' performance relative to the benchmark. At the sector level, the Master Funds' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in developed ex U.S. markets.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 10,950 securities in 41 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -5.02% for the Portfolio and -3.78% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets. The Underlying Funds' exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held over 1,800 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -7.82% for the Portfolio and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.51% for the Portfolio and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.34% for the Portfolio and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -11.14% for the Portfolio and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences detracted from the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2018, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -0.24% for the Portfolio and -0.51% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on performance relative to the benchmark, as the Portfolio's actual tax rate was lower than the assumed tax rates of the benchmark.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2018, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.91% for the Portfolio and 0.55% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's general exclusion of hybrid REITs (REITs that own properties and mortgages) benefited performance relative to the benchmark, as those securities were held by the benchmark and generally underperformed for the period. The Portfolio's broader inclusion of specialized REITs also had a positive impact on relative performance, as did withholding tax rate differences between the Portfolio and the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.37% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. The Portfolio's greater emphasis on stocks with smaller market capitalizations also detracted from relative performance, as these stocks underperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.52% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2018, the Portfolio held approximately 550 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -7.20% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's focus on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks within large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 5,200 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). While low relative price (value) stocks outperformed high relative price (growth) stocks in emerging markets, value stocks underperformed in developed ex U.S. markets. Overall, the Underlying Funds' focus on value stocks had a negative impact on relative performance.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,500 securities in 40 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.56% for the Portfolio and -9.73% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 9,000 securities in 43 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -10.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). To a lesser extent, the Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.16% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 13,400 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.28% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. The Underlying Funds' greater allocation to emerging markets had a negative impact on performance relative to the benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies that the Portfolio had hedged.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -12.14% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Master Fund's greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -16.45% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Master Fund's focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.66% for the Portfolio's Class R2 shares, -9.45% for the Portfolio's Institutional
Class shares, and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.48% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). Conversely, the Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks contributed positively to relative performance, as value stocks outperformed growth stocks in emerging markets for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                               BEGINNING      ENDING                EXPENSES
                                                                ACCOUNT      ACCOUNT     ANNUALIZED   PAID
                                                                 VALUE        VALUE       EXPENSE    DURING
                                                               05/01/18      10/31/18     RATIO(1)  PERIOD(1)
                                                             ------------- ------------- ---------- ---------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,031.30      0.15% $    0.77
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.45      0.15% $    0.77
U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,022.80      0.17% $    0.87
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.35      0.17% $    0.87

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE CAP VALUE PORTFOLIO(2)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  992.00    0.27%     $1.36
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.84    0.27%     $1.38
U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares.......................................... $1,000.00 $  960.80    0.47%     $2.32
   Class R2 Shares.......................................... $1,000.00 $  959.80    0.62%     $3.06
   Institutional Class Shares............................... $1,000.00 $  961.30    0.37%     $1.83
Hypothetical 5% Annual Return
   Class R1 Shares.......................................... $1,000.00 $1,022.84    0.47%     $2.40
   Class R2 Shares.......................................... $1,000.00 $1,022.08    0.62%     $3.16
   Institutional Class Shares............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return.......................................... $1,000.00 $  974.70    0.52%     $2.59
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,013.40    0.19%     $0.96
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.25    0.19%     $0.97
U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,004.20    0.22%     $1.11
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.10    0.22%     $1.12
U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $  978.30    0.32%     $1.60
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  987.80    0.37%     $1.85
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  995.90    0.52%     $2.62
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,028.90    0.25%     $1.28
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.95    0.25%     $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,070.10    0.18%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.30    0.18%     $0.92
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  902.00    0.21%     $1.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.15    0.21%     $1.07
INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  880.60    0.28%     $1.33
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.79    0.28%     $1.43
INTERNATIONAL SMALL COMPANY PORTFOLIO(3)
----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  869.60    0.52%     $2.45
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
GLOBAL SMALL COMPANY PORTFOLIO(3)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  919.50    0.48%     $2.32
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
JAPANESE SMALL COMPANY PORTFOLIO(2)
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.80    0.53%     $2.50
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
ASIA PACIFIC SMALL COMPANY PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  881.50    0.54%     $2.56
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.48    0.54%     $2.75
UNITED KINGDOM SMALL COMPANY PORTFOLIO(2)
-----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.10    0.57%     $2.68
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.33    0.57%     $2.91
CONTINENTAL SMALL COMPANY PORTFOLIO(2)
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  860.40    0.53%     $2.49
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  927.30    0.26%     $1.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.90    0.26%     $1.33
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO(4)
----------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,019.00    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  844.10    0.66%     $3.07
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.88    0.66%     $3.36
INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $  871.60    0.48%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  904.80    0.32%     $1.54
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
WORLD EX U.S. VALUE PORTFOLIO(3)
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  863.70    0.50%     $2.35
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.69    0.50%     $2.55
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  835.20    0.65%     $3.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.93    0.65%     $3.31
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  862.50    0.38%     $1.78
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.29    0.38%     $1.94
WORLD CORE EQUITY PORTFOLIO(3)
------------------------------
Actual Fund Return.......................................... $1,000.00 $  940.40    0.35%     $1.71
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.44    0.35%     $1.79
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO(3)
---------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  945.20    0.34%     $1.67
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.49    0.34%     $1.73
EMERGING MARKETS PORTFOLIO(2)
-----------------------------
Actual Fund Return.......................................... $1,000.00 $  842.90    0.44%     $2.04
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.99    0.44%     $2.24
EMERGING MARKETS SMALL CAP PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  788.00    0.68%     $3.06
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.78    0.68%     $3.47

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
EMERGING MARKETS VALUE PORTFOLIO(2)
-----------------------------------
Actual Fund Return
   Class R2 Shares.......................................... $1,000.00 $  845.60    0.77%     $3.58
   Institutional Class Shares............................... $1,000.00 $  846.70    0.52%     $2.42
Hypothetical 5% Annual Return
   Class R2 Shares.......................................... $1,000.00 $1,021.32    0.77%     $3.92
   Institutional Class Shares............................... $1,000.00 $1,022.58    0.52%     $2.65
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  826.00    0.49%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.74    0.49%     $2.50

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

FUND OF FUNDS
                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
International Small Company Portfolio.......................              100.0%
Global Small Company Portfolio..............................              100.0%
World ex U.S. Value Portfolio...............................              100.0%
World Core Equity Portfolio.................................              100.0%
Selectively Hedged Global Equity Portfolio..................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

              ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate...................................................  31.3%
Government..................................................  14.1%
Foreign Corporate...........................................  26.1%
Foreign Government..........................................  24.7%
Supranational...............................................   3.8%
                                                             -----
                                                             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                 U.S. LARGE CAP EQUITY PORTFOLIO
Communication Services......................................   9.6%
Consumer Discretionary......................................  11.4%
Consumer Staples............................................   7.1%
Energy......................................................   5.5%
Financials..................................................  13.7%
Health Care.................................................  14.4%
Industrials.................................................  11.7%
Information Technology......................................  20.8%
Materials...................................................   3.3%
Real Estate.................................................   0.2%
Utilities...................................................   2.3%
                                                             -----
                                                             100.0%

                  U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   3.0%
Consumer Discretionary......................................  12.9%
Consumer Staples............................................   3.7%
Energy......................................................   9.2%
Financials..................................................  27.7%
Health Care.................................................   5.9%
Industrials.................................................  20.0%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.4%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                  U.S. SMALL CAP VALUE PORTFOLIO
Communication Services......................................   4.2%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   3.9%
Energy......................................................  11.5%
Financials..................................................  26.3%
Health Care.................................................   4.8%
Industrials.................................................  18.4%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.5%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 1 PORTFOLIO
Communication Services......................................   7.7%
Consumer Discretionary......................................  13.0%
Consumer Staples............................................   6.4%
Energy......................................................   5.7%
Financials..................................................  14.9%
Health Care.................................................  12.6%
Industrials.................................................  13.0%
Information Technology......................................  19.7%
Materials...................................................   3.9%
Real Estate.................................................   0.3%
Utilities...................................................   2.8%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 2 PORTFOLIO
Communication Services......................................   8.0%
Consumer Discretionary......................................  12.3%
Consumer Staples............................................   6.1%
Energy......................................................   6.3%
Financials..................................................  17.5%
Health Care.................................................  12.0%
Industrials.................................................  13.6%
Information Technology......................................  17.8%
Materials...................................................   4.2%
Real Estate.................................................   0.3%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

                   U.S. VECTOR EQUITY PORTFOLIO
Communication Services......................................   6.3%
Consumer Discretionary......................................  11.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.9%
Financials..................................................  24.9%
Health Care.................................................   9.3%
Industrials.................................................  15.9%
Information Technology......................................  13.7%
Materials...................................................   5.0%
Real Estate.................................................   0.5%
Utilities...................................................   1.1%
                                                             -----
                                                             100.0%

                     U.S. SMALL CAP PORTFOLIO
Communication Services......................................   3.9%
Consumer Discretionary......................................  15.2%
Consumer Staples............................................   4.5%
Energy......................................................   6.5%
Financials..................................................  19.4%
Health Care.................................................   9.4%
Industrials.................................................  19.2%
Information Technology......................................  12.8%
Materials...................................................   5.0%
Real Estate.................................................   0.7%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     U.S. MICRO CAP PORTFOLIO
Communication Services......................................   3.5%
Consumer Discretionary......................................  14.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.0%
Financials..................................................  21.7%
Health Care.................................................  10.3%
Industrials.................................................  20.0%
Information Technology......................................  11.5%
Materials...................................................   4.4%
Real Estate.................................................   1.1%
Utilities...................................................   2.1%
                                                             -----
                                                             100.0%

            U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   7.0%
Consumer Discretionary......................................  19.4%
Consumer Staples............................................  11.2%
Energy......................................................   1.0%
Financials..................................................   4.3%
Health Care.................................................   7.7%
Industrials.................................................  19.2%
Information Technology......................................  27.5%
Materials...................................................   2.7%
                                                             -----
                                                             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


               DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

                LARGE CAP INTERNATIONAL PORTFOLIO
Communication Services......................................   5.7%
Consumer Discretionary......................................  12.2%
Consumer Staples............................................  10.3%
Energy......................................................   7.4%
Financials..................................................  19.0%
Health Care.................................................   9.5%
Industrials.................................................  15.1%
Information Technology......................................   5.4%
Materials...................................................  10.2%
Real Estate.................................................   2.0%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

               INTERNATIONAL CORE EQUITY PORTFOLIO
Communication Services......................................   5.9%
Consumer Discretionary......................................  13.7%
Consumer Staples............................................   7.4%
Energy......................................................   7.5%
Financials..................................................  17.4%
Health Care.................................................   5.9%
Industrials.................................................  17.6%
Information Technology......................................   5.9%
Materials...................................................  13.1%
Real Estate.................................................   2.6%
Utilities...................................................   3.0%
                                                             -----
                                                             100.0%

        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

           DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies.............................  52.7%
Real Estate.................................................  47.3%
                                                             -----
                                                             100.0%

           DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Communication Services......................................   2.7%
Consumer Discretionary......................................  13.4%
Consumer Staples............................................   5.2%
Energy......................................................   7.9%
Financials..................................................  20.4%
Health Care.................................................   2.2%
Industrials.................................................  23.1%
Information Technology......................................   4.1%
Materials...................................................  16.0%
Real Estate.................................................   3.1%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

              INTERNATIONAL VECTOR EQUITY PORTFOLIO
Communication Services......................................   5.0%
Consumer Discretionary......................................  13.5%
Consumer Staples............................................   6.3%
Energy......................................................   7.7%
Financials..................................................  18.5%
Health Care.................................................   4.5%
Industrials.................................................  19.3%
Information Technology......................................   6.2%
Materials...................................................  14.2%
Real Estate.................................................   2.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

       INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   9.0%
Consumer Discretionary......................................  16.8%
Consumer Staples............................................  12.4%
Energy......................................................   4.4%
Financials..................................................   4.8%
Health Care.................................................  10.9%
Industrials.................................................  19.7%
Information Technology......................................   5.8%
Materials...................................................  13.0%
Real Estate.................................................   0.7%
Utilities...................................................   2.5%
                                                             -----
                                                             100.0%

              WORLD EX U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   4.4%
Consumer Discretionary......................................  13.1%
Consumer Staples............................................   5.6%
Energy......................................................   6.0%
Financials..................................................  17.6%
Health Care.................................................   3.3%
Industrials.................................................  20.9%
Information Technology......................................   6.8%
Materials...................................................  15.5%
Real Estate.................................................   4.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

               WORLD EX U.S. CORE EQUITY PORTFOLIO
Communication Services......................................   6.1%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   7.1%
Energy......................................................   7.3%
Financials..................................................  17.4%
Health Care.................................................   5.2%
Industrials.................................................  16.2%
Information Technology......................................   8.1%
Materials...................................................  12.9%
Real Estate.................................................   3.3%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

              EMERGING MARKETS CORE EQUITY PORTFOLIO
Communication Services......................................   7.9%
Consumer Discretionary......................................  10.4%
Consumer Staples............................................   7.5%
Energy......................................................   6.7%
Financials..................................................  18.5%
Health Care.................................................   3.5%
Industrials.................................................   9.0%
Information Technology......................................  17.9%
Materials...................................................  11.6%
Real Estate.................................................   3.6%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (85.3%)
AUSTRALIA -- (8.2%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.................................................      2,200  $ 2,188,966
Australia & New Zealand Banking Group, Ltd.
W   2.250%, 12/19/19.................................................      1,000      990,697
    5.100%, 01/13/20.................................................        750      767,856
Commonwealth Bank of Australia
    5.000%, 10/15/19.................................................      3,000    3,052,581
#W  2.250%, 03/10/20.................................................      1,000      986,210
W   2.050%, 09/18/20.................................................      1,800    1,754,691
    2.400%, 11/02/20.................................................      2,096    2,053,078
National Australia Bank, Ltd.
    2.125%, 05/22/20.................................................      5,586    5,488,971
    2.500%, 01/12/21.................................................      3,500    3,424,859
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      2,204    2,172,284
    2.300%, 05/26/20.................................................      3,500    3,444,192
                                                                                  -----------
TOTAL AUSTRALIA......................................................              26,324,385
                                                                                  -----------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.................................................      5,000    4,929,699
    1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
TOTAL AUSTRIA........................................................               6,390,860
                                                                                  -----------
CANADA -- (20.4%)
Bank of Montreal
    2.100%, 12/12/19.................................................        680      672,490
    1.900%, 08/27/21.................................................      4,000    3,834,399
Bank of Nova Scotia (The)
    2.350%, 10/21/20.................................................      1,500    1,475,217
Canada Housing Trust No 1
W   2.000%, 12/15/19................................................. CAD  4,000    3,030,848
W   1.200%, 06/15/20................................................. CAD  8,000    5,965,681
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD  2,000    1,507,539
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,200    4,632,916
#   2.375%, 01/29/21.................................................      2,000    1,968,663
Province of Alberta Canada
    1.250%, 06/01/20................................................. CAD  2,000    1,491,618
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD  6,000    4,671,655
Province of Manitoba Canada
    2.050%, 11/30/20.................................................      3,000    2,934,090

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
CANADA -- (Continued)
Province of Ontario Canada
    4.400%, 04/14/20.................................................      5,000  $ 5,093,967
    4.200%, 06/02/20................................................. CAD  4,700    3,667,567
    2.550%, 02/12/21.................................................      1,500    1,479,135
Province of Quebec Canada
    3.500%, 07/29/20.................................................      2,200    2,215,812
    4.500%, 12/01/20................................................. CAD  5,500    4,347,066
Province of Saskatchewan Canada
    3.900%, 07/28/20................................................. CAD  6,300    4,902,845
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  1,000      762,293
    2.350%, 12/09/19................................................. CAD  1,300      984,808
    2.150%, 03/06/20.................................................      1,000      987,436
    2.350%, 10/30/20.................................................      1,000      981,936
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD  5,000    3,782,103
    2.500%, 12/14/20.................................................      2,000    1,969,203
    2.125%, 04/07/21.................................................      1,000      971,870
    3.250%, 06/11/21.................................................      1,000      996,661
                                                                                  -----------
TOTAL CANADA.........................................................              65,327,818
                                                                                  -----------
DENMARK -- (0.5%)
Kommunekredit
    1.625%, 06/12/20.................................................      1,500    1,467,465
                                                                                  -----------
FRANCE -- (1.9%)
Caisse d'Amortissement de la Dette Sociale
    1.875%, 07/28/20.................................................      2,000    1,958,620
Total Capital International SA
    2.750%, 06/19/21.................................................      2,000    1,974,920
Total Capital SA
    4.450%, 06/24/20.................................................      2,200    2,241,657
                                                                                  -----------
TOTAL FRANCE.........................................................               6,175,197
                                                                                  -----------
GERMANY -- (4.2%)
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................      1,500    1,476,132
Deutsche Bank AG
    2.850%, 05/10/19.................................................      1,500    1,494,832
FMS Wertmanagement
    1.750%, 01/24/20.................................................      3,000    2,958,318
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                                       2,000    1,958,526
    1.875%, 06/30/20.................................................      2,000    1,964,355
    2.750%, 07/15/20.................................................        800      796,739

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
GERMANY -- (Continued)
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.................................................      1,000  $   983,850
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.................................................      2,000    1,980,077
                                                                                  -----------
TOTAL GERMANY........................................................              13,612,829
                                                                                  -----------
JAPAN -- (4.5%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.................................................      2,000    1,972,924
MUFG Bank, Ltd.
W   2.300%, 03/05/20.................................................      1,400    1,381,574
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.................................................      1,300    1,277,280
Toyota Credit Canada, Inc.
    2.250%, 05/23/19................................................. CAD  1,900    1,442,539
    1.800%, 02/19/20................................................. CAD  6,500    4,873,284
    2.200%, 02/25/21................................................. CAD  4,500    3,352,927
                                                                                  -----------
TOTAL JAPAN..........................................................              14,300,528
                                                                                  -----------
NETHERLANDS -- (3.3%)
BNG Bank NV
    1.750%, 03/24/20.................................................      1,000      983,116
    2.125%, 12/14/20.................................................      1,500    1,470,510
Cooperatieve Rabobank UA
    2.250%, 12/02/19.................................................      1,655    1,637,835
    4.750%, 01/15/20.................................................        700      713,013
Shell International Finance BV
    4.375%, 03/25/20.................................................      1,547    1,574,428
    2.125%, 05/11/20.................................................      1,500    1,479,766
    2.250%, 11/10/20.................................................      2,685    2,636,187
                                                                                  -----------
TOTAL NETHERLANDS....................................................              10,494,855
                                                                                  -----------
NORWAY -- (1.4%)
Equinor ASA
    2.250%, 11/08/19.................................................      3,461    3,432,754
    2.900%, 11/08/20.................................................        941      933,909
                                                                                  -----------
TOTAL NORWAY.........................................................               4,366,663
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Council Of Europe Development Bank
    1.625%, 03/10/20.................................................      3,000    2,947,247
European Investment Bank
    4.000%, 02/16/21.................................................      3,000    3,062,389

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
W   2.250%, 07/30/21................................................. CAD  8,000  $ 6,016,605
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              12,026,241
                                                                                  -----------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
    1.750%, 03/19/20.................................................      2,000    1,967,196
    2.500%, 12/01/20................................................. SEK 25,000    2,868,683
    1.000%, 09/15/21................................................. SEK 17,000    1,899,024
Svensk Exportkredit AB
    1.750%, 05/18/20.................................................      1,000      980,420
    2.875%, 05/22/21.................................................      2,500    2,485,131
Svenska Handelsbanken AB
#   2.400%, 10/01/20.................................................      1,000      981,440
                                                                                  -----------
TOTAL SWEDEN.........................................................              11,181,894
                                                                                  -----------
UNITED KINGDOM -- (2.1%)
AstraZeneca P.L.C.
    1.950%, 09/18/19.................................................        700      692,988
BAE Systems Holdings, Inc.
W   6.375%, 06/01/19.................................................        480      488,622
Barclays P.L.C.
    2.750%, 11/08/19.................................................      1,500    1,489,533
    2.875%, 06/08/20.................................................        500      493,886
BP Capital Markets P.L.C.
    2.315%, 02/13/20.................................................      2,550    2,523,397
HSBC USA, Inc.
    2.375%, 11/13/19.................................................      1,000      992,428
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................               6,680,854
                                                                                  -----------
UNITED STATES -- (29.5%)
Allergan Funding SCS
    3.000%, 03/12/20.................................................      1,200    1,194,793
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,800    1,796,593
Altria Group, Inc.
    2.625%, 01/14/20.................................................      2,000    1,987,047
American Express Credit Corp.
    2.375%, 05/26/20.................................................      1,000      986,110
American Honda Finance Corp.
    2.150%, 03/13/20.................................................      1,500    1,478,723
Amgen, Inc.
    2.200%, 05/11/20.................................................      1,000      984,480
Anthem, Inc.
    2.500%, 11/21/20.................................................      1,766    1,730,223
Apple, Inc.
    1.800%, 05/11/20.................................................      2,000    1,963,040
    2.000%, 11/13/20.................................................      2,500    2,445,862

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    2.450%, 06/30/20.................................................       1,500  $1,476,872
Autodesk, Inc.
    3.125%, 06/15/20.................................................       1,500   1,493,777
Bank of America Corp.
    2.250%, 04/21/20.................................................       1,035   1,020,056
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.................................................       2,000   1,976,360
Biogen, Inc.
    2.900%, 09/15/20.................................................       2,000   1,980,885
Boston Scientific Corp.
    6.000%, 01/15/20.................................................       1,300   1,340,032
Capital One NA
    2.350%, 01/31/20.................................................       1,500   1,481,070
Chevron Corp.
    1.961%, 03/03/20.................................................       3,600   3,549,223
Citibank NA
    2.100%, 06/12/20.................................................       1,000     981,738
Citizens Bank N.A.
    2.450%, 12/04/19.................................................       2,200   2,183,393
Coca-Cola Co. (The)
    1.875%, 10/27/20.................................................       1,000     977,445
Costco Wholesale Corp.
#   1.750%, 02/15/20.................................................         950     934,222
CVS Health Corp.
    2.800%, 07/20/20.................................................       1,500   1,484,135
Discovery Communications LLC
W   2.750%, 11/15/19.................................................       2,000   1,985,829
Dominion Energy, Inc.
    2.500%, 12/01/19.................................................       2,000   1,987,913
Eastman Chemical Co.
    2.700%, 01/15/20.................................................       2,000   1,984,949
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.................................................         632     642,763
EMD Finance LLC
#W  2.400%, 03/19/20.................................................       2,100   2,069,727
Enterprise Products Operating LLC
    5.250%, 01/31/20.................................................       2,000   2,046,080
Exelon Generation Co. LLC
#   2.950%, 01/15/20.................................................       2,000   1,987,291
Express Scripts Holding Co.
    2.250%, 06/15/19.................................................       2,000   1,992,602
Ford Motor Credit Co. LLC
    2.681%, 01/09/20.................................................       1,000     985,621
General Electric Co.
    2.200%, 01/09/20.................................................       1,000     981,944
General Motors Financial Co., Inc.
#   2.350%, 10/04/19.................................................         429     424,813
    3.150%, 01/15/20.................................................       1,600   1,592,164

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
UNITED STATES -- (Continued)
Gilead Sciences, Inc.
    2.350%, 02/01/20.................................................    1,500  $1,485,181
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.................................................    1,000   1,040,647
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................    1,000     982,640
Humana, Inc.
    2.625%, 10/01/19.................................................    2,981   2,965,746
JM Smucker Co. (The)
    2.500%, 03/15/20.................................................    1,061   1,051,147
John Deere Capital Corp.
    2.050%, 03/10/20.................................................      220     217,081
JPMorgan Chase & Co.
#   2.250%, 01/23/20.................................................    1,000     988,154
#   4.950%, 03/25/20.................................................    2,000   2,046,036
Kraft Heinz Foods Co.
    5.375%, 02/10/20.................................................    1,500   1,539,336
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.................................................      400     394,722
Markel Corp.
    7.125%, 09/30/19.................................................      527     543,175
Medtronic, Inc.
    2.500%, 03/15/20.................................................    2,500   2,478,357
Microsoft Corp.
    1.850%, 02/06/20.................................................    1,500   1,480,910
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,300   1,332,773
Nuveen Finance LLC
W   2.950%, 11/01/19.................................................    1,000     998,045
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    3,000   2,955,240
PNC Bank NA
    2.600%, 07/21/20.................................................    1,000     987,953
Quest Diagnostics, Inc.
    4.750%, 01/30/20.................................................    1,131   1,150,114
Ryder System, Inc.
    2.450%, 09/03/19.................................................    2,000   1,988,901
Southern Co. (The)
    2.750%, 06/15/20.................................................    1,000     988,010
Target Corp.
    3.875%, 07/15/20.................................................      963     975,635
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.................................................    1,500   1,539,158
Textron, Inc.
    7.250%, 10/01/19.................................................    1,500   1,550,852
Tyson Foods, Inc.
    2.650%, 08/15/19.................................................    1,200   1,196,623
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................    1,600   1,642,605
Walmart, Inc.
    2.850%, 06/23/20.................................................    3,759   3,753,029

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                FACE
                                                                                               AMOUNT^    VALUE+
                                                                                               ------- ------------
                                                                                                (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.................................................    2,000  $  1,977,695
                                                                                                       ------------
TOTAL UNITED STATES.........................................................................             94,377,540
                                                                                                       ------------
TOTAL BONDS.................................................................................            272,727,129
                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (14.0%)
U.S. Treasury Notes
                           1.125%, 04/30/20.................................................    3,000     2,925,234
                           1.375%, 08/31/20.................................................    8,000     7,787,813
(double left angle quote)  1.750%, 10/31/20.................................................   25,000    24,455,078
                           1.625%, 11/30/20.................................................   10,000     9,746,094
                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................................................             44,914,219
                                                                                                       ------------
TOTAL INVESTMENT SECURITIES.................................................................            317,641,348
                                                                                                       ------------

                                                                          SHARES     VALUE+
                                                                          ------- ------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   196,232 $  2,270,404
                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $324,942,113)................................................             $319,911,752
                                                                                  ============

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
USD         1,952,321 SEK        17,425,383 Royal Bank of Scotland                    01/17/19    $   33,701
USD         2,971,503 SEK        26,399,979 Citibank, N.A.                            01/17/19        64,736
USD        56,298,577 CAD        73,526,505 Royal Bank of Scotland                    01/24/19       349,401
                                                                                                  ----------
TOTAL APPRECIATION                                                                                $  447,838
                                                                                                  ==========

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   2,429    12/21/18  $348,797,334 $329,263,095  $(19,534,239)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $348,797,334 $329,263,095  $(19,534,239)
                                                                        ============ ============  ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                                LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                                             ------------  ------------ -------- ------------
Bonds
   Australia................................................           --  $ 26,324,385       -- $ 26,324,385
   Austria..................................................           --     6,390,860       --    6,390,860
   Canada...................................................           --    65,327,818       --   65,327,818
   Denmark..................................................           --     1,467,465       --    1,467,465
   France...................................................           --     6,175,197       --    6,175,197
   Germany..................................................           --    13,612,829       --   13,612,829
   Japan....................................................           --    14,300,528       --   14,300,528
   Netherlands..............................................           --    10,494,855       --   10,494,855
   Norway...................................................           --     4,366,663       --    4,366,663
   Supranational Organization Obligations...................           --    12,026,241       --   12,026,241
   Sweden...................................................           --    11,181,894       --   11,181,894
   United Kingdom...........................................           --     6,680,854       --    6,680,854
   United States............................................           --    94,377,540       --   94,377,540
U.S. Treasury Obligations...................................           --    44,914,219       --   44,914,219
Securities Lending Collateral...............................           --     2,270,404       --    2,270,404
Forward Currency Contracts**................................           --       447,838       --      447,838
Futures Contracts**......................................... $(19,534,239)           --       --  (19,534,239)
                                                             ------------  ------------ -------- ------------
TOTAL....................................................... $(19,534,239) $320,359,590       -- $300,825,351
                                                             ============  ============ ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (97.1%)
COMMUNICATION SERVICES -- (9.3%)
*   Alphabet, Inc., Class A..........................................  13,358 $ 14,567,968       1.0%
*   Alphabet, Inc., Class C..........................................  14,150   15,236,295       1.1%
    AT&T, Inc........................................................ 393,396   12,069,389       0.8%
    Comcast Corp., Class A........................................... 334,263   12,748,791       0.9%
*   Facebook, Inc., Class A.......................................... 111,354   16,902,424       1.2%
    Verizon Communications, Inc...................................... 292,286   16,686,608       1.1%
    Walt Disney Co. (The)............................................ 109,919   12,621,999       0.9%
    Other Securities.................................................           38,427,539       2.5%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................          139,261,013       9.5%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (11.1%)
*   Amazon.com, Inc..................................................  22,255   35,563,713       2.4%
    Home Depot, Inc. (The)...........................................  65,195   11,466,497       0.8%
    McDonald's Corp..................................................  34,175    6,045,557       0.4%
    Other Securities.................................................          112,685,192       7.8%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          165,760,959      11.4%
                                                                              ------------      ----
CONSUMER STAPLES -- (6.9%)
    Altria Group, Inc................................................ 103,210    6,712,778       0.5%
    Coca-Cola Co. (The).............................................. 201,253    9,635,994       0.7%
    PepsiCo, Inc.....................................................  77,946    8,759,571       0.6%
    Philip Morris International, Inc.................................  60,871    5,360,909       0.4%
    Procter & Gamble Co. (The)....................................... 149,126   13,224,494       0.9%
    Walmart, Inc..................................................... 103,570   10,386,000       0.7%
    Other Securities.................................................           48,829,908       3.3%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................          102,909,654       7.1%
                                                                              ------------      ----
ENERGY -- (5.3%)
    Chevron Corp.....................................................  74,314    8,297,158       0.6%
    Exxon Mobil Corp................................................. 195,115   15,546,763       1.1%
    Other Securities.................................................           55,805,981       3.8%
                                                                              ------------      ----
TOTAL ENERGY.........................................................           79,649,902       5.5%
                                                                              ------------      ----
FINANCIALS -- (13.3%)
    American Express Co..............................................  52,182    5,360,657       0.4%
    Bank of America Corp............................................. 390,910   10,750,025       0.7%
*   Berkshire Hathaway, Inc., Class B................................  73,291   15,045,176       1.0%
    Citigroup, Inc...................................................  96,644    6,326,316       0.4%
    JPMorgan Chase & Co.............................................. 184,913   20,159,215       1.4%
    Wells Fargo & Co................................................. 245,966   13,092,770       0.9%
    Other Securities.................................................          127,561,442       8.8%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................          198,295,601      13.6%
                                                                              ------------      ----
HEALTH CARE -- (14.0%)
    AbbVie, Inc......................................................  90,253    7,026,196       0.5%
    Amgen, Inc.......................................................  43,564    8,398,704       0.6%
    Gilead Sciences, Inc.............................................  95,391    6,503,758       0.5%
    Johnson & Johnson................................................ 151,793   21,249,502       1.5%
    Medtronic P.L.C..................................................  57,457    5,160,788       0.4%
    Merck & Co., Inc................................................. 137,957   10,155,015       0.7%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc......................................................   367,312 $   15,816,455        1.1%
      UnitedHealth Group, Inc..........................................    50,895     13,301,408        0.9%
      Other Securities.................................................              122,235,210        8.2%
                                                                                  --------------      -----
TOTAL HEALTH CARE......................................................              209,847,036       14.4%
                                                                                  --------------      -----
INDUSTRIALS -- (11.4%)
      3M Co............................................................    32,179      6,122,377        0.4%
      Boeing Co. (The).................................................    30,391     10,784,550        0.7%
      Honeywell International, Inc.....................................    45,305      6,561,070        0.5%
      Union Pacific Corp...............................................    46,648      6,820,871        0.5%
      United Technologies Corp.........................................    46,145      5,731,670        0.4%
      Other Securities.................................................              134,582,824        9.2%
                                                                                  --------------      -----
TOTAL INDUSTRIALS......................................................              170,603,362       11.7%
                                                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.2%)
      Accenture P.L.C., Class A........................................    36,715      5,787,018        0.4%
      Apple, Inc.......................................................   282,000     61,718,520        4.2%
      Broadcom, Inc....................................................    23,056      5,152,785        0.4%
      Cisco Systems, Inc...............................................   258,975     11,848,106        0.8%
      Intel Corp.......................................................   309,228     14,496,609        1.0%
      International Business Machines Corp.............................    50,382      5,815,594        0.4%
      Mastercard, Inc., Class A........................................    52,075     10,293,665        0.7%
      Microsoft Corp...................................................   373,443     39,887,447        2.7%
      NVIDIA Corp......................................................    30,501      6,430,526        0.4%
      Oracle Corp......................................................   160,665      7,846,879        0.5%
#     QUALCOMM, Inc....................................................    82,129      5,165,093        0.4%
      Texas Instruments, Inc...........................................    54,653      5,073,438        0.4%
#     Visa, Inc., Class A..............................................    88,002     12,131,076        0.8%
      Other Securities.................................................              110,093,507        7.6%
                                                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................              301,740,263       20.7%
                                                                                  --------------      -----
MATERIALS -- (3.2%)
      Other Securities.................................................               48,112,312        3.3%
                                                                                  --------------      -----
REAL ESTATE -- (0.1%)
      Other Securities.................................................                2,308,624        0.1%
                                                                                  --------------      -----
UTILITIES -- (2.3%)
      Other Securities.................................................               33,942,309        2.3%
                                                                                  --------------      -----
TOTAL COMMON STOCKS....................................................            1,452,431,035       99.6%
                                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 2,938,825      2,938,825        0.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  DFA Short Term Investment Fund................................... 3,494,037     40,426,010        2.8%
                                                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,186,810,035)................................................           $1,495,795,870      102.6%
                                                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   Communication Services................................... $  139,261,013          --       -- $  139,261,013
   Consumer Discretionary...................................    165,760,959          --       --    165,760,959
   Consumer Staples.........................................    102,909,654          --       --    102,909,654
   Energy...................................................     79,649,902          --       --     79,649,902
   Financials...............................................    198,295,601          --       --    198,295,601
   Health Care..............................................    209,847,036          --       --    209,847,036
   Industrials..............................................    170,603,362          --       --    170,603,362
   Information Technology...................................    301,740,263          --       --    301,740,263
   Materials................................................     48,112,312          --       --     48,112,312
   Real Estate..............................................      2,308,624          --       --      2,308,624
   Utilities................................................     33,942,309          --       --     33,942,309
Temporary Cash Investments..................................      2,938,825          --       --      2,938,825
Securities Lending Collateral...............................             -- $40,426,010       --     40,426,010
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $1,455,369,860 $40,426,010       -- $1,495,795,870
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $25,270,626,500
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $25,270,626,500
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................           $  308,493,999       3.0%
CONSUMER DISCRETIONARY -- (11.3%)
#*  AutoNation, Inc..................................................   886,733     35,894,952       0.4%
    Goodyear Tire & Rubber Co. (The)................................. 1,521,992     32,053,152       0.3%
#   Toll Brothers, Inc............................................... 1,774,310     59,723,275       0.6%
    Other Securities.................................................            1,204,007,396      11.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,331,678,775      12.7%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.2%)
#*  Post Holdings, Inc...............................................   611,801     54,095,444       0.5%
*   US Foods Holding Corp............................................ 1,326,779     38,702,143       0.4%
    Other Securities.................................................              288,949,403       2.8%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              381,746,990       3.7%
                                                                                --------------      ----
ENERGY -- (8.1%)
#*  CNX Resources Corp............................................... 2,740,170     42,883,660       0.4%
#   Helmerich & Payne, Inc...........................................   541,457     33,727,357       0.3%
#   Murphy Oil Corp.................................................. 1,760,048     56,075,129       0.5%
    Patterson-UTI Energy, Inc........................................ 2,023,306     33,667,812       0.3%
#   PBF Energy, Inc., Class A........................................ 1,256,465     52,583,060       0.5%
#   Peabody Energy Corp..............................................   924,294     32,766,222       0.3%
    Other Securities.................................................              705,159,756       6.8%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              956,862,996       9.1%
                                                                                --------------      ----
FINANCIALS -- (24.3%)
    Aspen Insurance Holdings, Ltd....................................   783,262     32,803,013       0.3%
    Associated Banc-Corp............................................. 1,656,459     38,396,720       0.4%
    Assurant, Inc....................................................   594,672     57,808,065       0.6%
    Assured Guaranty, Ltd............................................ 1,393,974     55,731,081       0.5%
#   CIT Group, Inc...................................................   700,495     33,189,453       0.3%
    IBERIABANK Corp..................................................   467,494     34,823,628       0.3%
#   Investors Bancorp, Inc........................................... 3,443,442     38,497,682       0.4%
    Kemper Corp......................................................   427,696     32,158,462       0.3%
#   Legg Mason, Inc.................................................. 1,178,698     33,262,858       0.3%
#   New York Community Bancorp, Inc.................................. 3,988,804     38,212,742       0.4%
    Old Republic International Corp.................................. 2,053,698     45,284,041       0.4%
#   PacWest Bancorp.................................................. 1,289,640     52,385,177       0.5%
#   People's United Financial, Inc................................... 3,892,331     60,953,903       0.6%
    Popular, Inc.....................................................   813,041     42,286,262       0.4%
#   Prosperity Bancshares, Inc.......................................   656,128     42,668,004       0.4%
    Umpqua Holdings Corp............................................. 2,524,909     48,478,253       0.5%
    Unum Group....................................................... 1,071,647     38,857,920       0.4%
    Other Securities.................................................            2,146,156,232      20.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            2,871,953,496      27.4%
                                                                                --------------      ----
HEALTH CARE -- (5.2%)
*   Haemonetics Corp.................................................   327,964     34,262,399       0.3%
*   MEDNAX, Inc......................................................   796,812     32,900,367       0.3%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $   548,451,325       5.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               615,614,091       5.9%
                                                                                ---------------      ----
INDUSTRIALS -- (17.5%)
#*  AECOM............................................................ 1,446,396      42,147,979       0.4%
#   AGCO Corp........................................................   751,921      42,137,653       0.4%
#   Air Lease Corp................................................... 1,040,908      39,658,595       0.4%
#   Alaska Air Group, Inc............................................   577,044      35,442,042       0.3%
#   AMERCO...........................................................   101,651      33,187,018       0.3%
#*  Genesee & Wyoming, Inc., Class A.................................   587,682      46,562,045       0.5%
    Jacobs Engineering Group, Inc....................................   633,488      47,568,614       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      46,664,521       0.5%
#*  Kirby Corp.......................................................   482,788      34,731,769       0.3%
*   Quanta Services, Inc............................................. 1,660,315      51,801,828       0.5%
    Trinity Industries, Inc.......................................... 1,613,572      46,067,481       0.4%
    Other Securities.................................................             1,604,952,129      15.3%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,070,921,674      19.8%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#*  ARRIS International P.L.C........................................ 1,348,683      33,541,746       0.3%
*   Arrow Electronics, Inc........................................... 1,011,968      68,520,353       0.7%
    Avnet, Inc....................................................... 1,492,691      59,812,128       0.6%
    Jabil, Inc....................................................... 1,470,618      36,368,383       0.4%
*   Tech Data Corp...................................................   484,009      34,200,076       0.3%
    Other Securities.................................................               942,400,737       8.9%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,174,843,423      11.2%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
*   Alcoa Corp.......................................................   987,656      34,558,083       0.3%
    KapStone Paper and Packaging Corp................................   944,202      33,047,070       0.3%
    Reliance Steel & Aluminum Co.....................................   771,739      60,905,642       0.6%
#   United States Steel Corp......................................... 1,443,346      38,291,969       0.4%
    Other Securities.................................................               437,612,779       4.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               604,415,543       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                41,227,149       0.4%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                10,816,540       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            10,368,574,676      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   587,113       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   569,161       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 1,156,274       0.0%
                                                                                ---------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $       138,948        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              10,369,869,898
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 108,517,318     108,517,318        1.0%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (11.4%)
@(S)  DFA Short Term Investment Fund................................... 116,307,885   1,345,682,235       12.9%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)                                                         $11,824,069,451      113.0%
  (Cost $10,359,178,056)...............................................             ===============      =====

As of October 31, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    650     12/21/18  $90,230,077 $88,110,750  $(2,119,327)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $90,230,077 $88,110,750  $(2,119,327)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  308,493,999       --       -- $  308,493,999
   Consumer Discretionary...................................  1,331,678,775       --       --  1,331,678,775
   Consumer Staples.........................................    381,746,990       --       --    381,746,990
   Energy...................................................    956,862,996       --       --    956,862,996
   Financials...............................................  2,871,878,335 $ 75,161       --  2,871,953,496
   Health Care..............................................    615,614,091       --       --    615,614,091
   Industrials..............................................  2,070,921,674       --       --  2,070,921,674
   Information Technology...................................  1,174,743,101  100,322       --  1,174,843,423
   Materials................................................    604,295,440  120,103       --    604,415,543
   Real Estate..............................................     41,227,149       --       --     41,227,149
   Utilities................................................     10,816,540       --       --     10,816,540
Preferred Stocks
   Consumer Discretionary...................................        587,113       --       --        587,113
   Health Care..............................................             --  569,161       --        569,161
Rights/Warrants
   Consumer Discretionary...................................             --   65,408       --         65,408
   Information Technology...................................         73,540       --       --         73,540
Temporary Cash Investments..................................    108,517,318       --       --    108,517,318

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Securities Lending Collateral...............................              --  $1,345,682,235       -- $ 1,345,682,235
Futures Contracts**......................................... $    (2,119,327)             --       --      (2,119,327)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $10,475,337,734  $1,346,612,390       -- $11,821,950,124
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (88.7%)
COMMUNICATION SERVICES -- (3.8%)
#*  Cars.com, Inc.................................................... 2,388,128 $   62,354,022       0.4%
    Telephone & Data Systems, Inc.................................... 3,234,144     99,708,660       0.7%
    Other Securities.................................................              453,023,371       3.1%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              615,086,053       4.2%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
    Aaron's, Inc..................................................... 2,376,468    112,002,937       0.8%
*   Adtalem Global Education, Inc.................................... 2,070,796    104,844,401       0.7%
#   Bed Bath & Beyond, Inc........................................... 5,721,973     78,619,909       0.5%
    Graham Holdings Co., Class B.....................................   108,364     62,964,902       0.4%
#   Signet Jewelers, Ltd............................................. 1,122,217     62,900,263       0.4%
*   Taylor Morrison Home Corp., Class A.............................. 3,908,564     64,647,649       0.5%
    Other Securities.................................................            1,432,105,887       9.7%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,918,085,948      13.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#*  Darling Ingredients, Inc......................................... 5,729,476    118,370,974       0.8%
#   Seaboard Corp....................................................    18,207     70,370,055       0.5%
    Other Securities.................................................              378,752,664       2.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              567,493,693       3.8%
                                                                                --------------      ----
ENERGY -- (10.2%)
#*  Callon Petroleum Co.............................................. 6,666,932     66,469,312       0.5%
*   CNX Resources Corp............................................... 4,732,141     74,058,007       0.5%
#   Ensco P.L.C., Class A............................................ 9,849,782     70,327,444       0.5%
#*  Oasis Petroleum, Inc............................................. 7,610,436     76,560,986       0.5%
#   PBF Energy, Inc., Class A........................................ 1,992,378     83,381,019       0.6%
*   QEP Resources, Inc............................................... 7,197,405     64,128,879       0.4%
#   SM Energy Co..................................................... 2,992,771     72,844,046       0.5%
    World Fuel Services Corp......................................... 2,670,928     85,469,696       0.6%
    Other Securities.................................................            1,071,256,644       7.2%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,664,496,033      11.3%
                                                                                --------------      ----
FINANCIALS -- (23.3%)
    American Equity Investment Life Holding Co....................... 3,187,525     99,514,530       0.7%
    Argo Group International Holdings, Ltd........................... 1,245,707     76,748,008       0.5%
    Associated Banc-Corp............................................. 3,660,040     84,839,727       0.6%
    CNO Financial Group, Inc......................................... 4,510,009     85,239,170       0.6%
#*  First BanCorp.................................................... 6,778,352     62,564,189       0.4%
    Fulton Financial Corp............................................ 5,447,498     87,214,443       0.6%
    Hanover Insurance Group, Inc. (The)..............................   754,117     83,993,551       0.6%
    Kemper Corp...................................................... 1,886,178    141,821,724       1.0%
    MB Financial, Inc................................................ 1,968,564     87,384,556       0.6%
    Navigators Group, Inc. (The).....................................   913,659     63,179,520       0.4%
#   Old National Bancorp............................................. 4,656,070     83,110,849       0.6%
#   Selective Insurance Group, Inc................................... 1,260,196     81,723,711       0.6%
#   Washington Federal, Inc.......................................... 2,970,485     83,648,858       0.6%
    Other Securities.................................................            2,703,693,771      18.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,824,676,607      26.0%
                                                                                --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (4.3%)
#*  Acadia Healthcare Co., Inc....................................... 1,756,727 $    72,904,171       0.5%
#*  LifePoint Health, Inc............................................ 1,220,067      79,133,546       0.5%
#*  Mallinckrodt P.L.C............................................... 2,606,501      65,318,915       0.5%
    Other Securities.................................................               480,522,018       3.2%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               697,878,650       4.7%
                                                                                ---------------      ----
INDUSTRIALS -- (16.3%)
*   Esterline Technologies Corp...................................... 1,028,708     120,729,171       0.8%
*   FTI Consulting, Inc.............................................. 1,026,969      70,973,828       0.5%
#   GATX Corp........................................................ 1,301,795      97,543,499       0.7%
    Regal Beloit Corp................................................   950,766      68,169,922       0.5%
    SkyWest, Inc..................................................... 1,716,539      98,340,519       0.7%
*   WESCO International, Inc......................................... 1,326,315      66,554,487       0.5%
    Other Securities.................................................             2,152,986,242      14.5%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,675,297,668      18.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (10.0%)
#*  CACI International, Inc., Class A................................   664,115     118,517,963       0.8%
#*  Cree, Inc........................................................ 1,885,295      73,187,152       0.5%
#*  NetScout Systems, Inc............................................ 2,891,670      73,043,584       0.5%
    SYNNEX Corp......................................................   802,692      62,296,926       0.4%
*   Tech Data Corp................................................... 1,121,386      79,237,135       0.6%
#   Vishay Intertechnology, Inc...................................... 4,291,798      78,539,903       0.5%
    Other Securities.................................................             1,154,322,829       7.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,639,145,492      11.1%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
#   Carpenter Technology Corp........................................ 1,549,848      67,588,871       0.5%
    Commercial Metals Co............................................. 4,129,700      78,712,082       0.5%
    Domtar Corp...................................................... 2,032,401      94,120,490       0.7%
#*  Platform Specialty Products Corp................................. 5,738,347      62,088,915       0.4%
    Other Securities.................................................               535,703,289       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               838,213,647       5.7%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                73,164,265       0.5%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                11,139,707       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            14,524,677,763      98.6%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   431,499       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                    56,422       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            14,525,165,684
                                                                                ---------------

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 185,683,542 $   185,683,542        1.3%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (10.2%)
@(S). DFA Short Term Investment Fund................................... 144,094,280   1,667,170,818       11.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,223,635,118)...............................................             $16,378,020,044      111.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,452    12/21/18  $199,312,500 $196,825,860  $(2,486,640)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $199,312,500 $196,825,860  $(2,486,640)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $   615,086,053              --       -- $   615,086,053
   Consumer Discretionary...................................   1,918,085,948              --       --   1,918,085,948
   Consumer Staples.........................................     567,493,693              --       --     567,493,693
   Energy...................................................   1,664,496,033              --       --   1,664,496,033
   Financials...............................................   3,824,503,479  $      173,128       --   3,824,676,607
   Health Care..............................................     697,878,650              --       --     697,878,650
   Industrials..............................................   2,675,297,668              --       --   2,675,297,668
   Information Technology...................................   1,639,145,492              --       --   1,639,145,492
   Materials................................................     838,132,991          80,656       --     838,213,647
   Real Estate..............................................      73,164,265              --       --      73,164,265
   Utilities................................................      11,139,707              --       --      11,139,707
Preferred Stocks
   Consumer Discretionary...................................         431,499              --       --         431,499
Rights/Warrants
   Consumer Discretionary...................................              --          56,422       --          56,422
Temporary Cash Investments..................................     185,683,542              --       --     185,683,542
Securities Lending Collateral...............................              --   1,667,170,818       --   1,667,170,818
Futures Contracts**.........................................      (2,486,640)             --       --      (2,486,640)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $14,708,052,380  $1,667,481,024       -- $16,375,533,404
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (93.5%)
COMMUNICATION SERVICES -- (7.2%)
*   Alphabet, Inc., Class A..........................................   120,930 $  131,883,839       0.6%
*   Alphabet, Inc., Class C..........................................   127,904    137,723,190       0.6%
    AT&T, Inc........................................................ 6,130,179    188,073,892       0.8%
    Comcast Corp., Class A........................................... 4,173,235    159,167,183       0.7%
*   Facebook, Inc., Class A.......................................... 1,220,638    185,280,642       0.8%
    Verizon Communications, Inc...................................... 3,251,730    185,641,266       0.8%
    Walt Disney Co. (The)............................................ 1,300,036    149,283,134       0.6%
    Other Securities.................................................              672,522,839       2.8%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,809,575,985       7.7%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
*   Amazon.com, Inc..................................................   323,429    516,842,776       2.2%
    Home Depot, Inc. (The)...........................................   912,692    160,524,269       0.7%
    McDonald's Corp..................................................   529,832     93,727,281       0.4%
    Other Securities.................................................            2,280,008,502       9.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            3,051,102,828      12.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (6.0%)
    Altria Group, Inc................................................ 1,416,780     92,147,371       0.4%
    Coca-Cola Co. (The).............................................. 2,670,749    127,875,462       0.6%
    Costco Wholesale Corp............................................   310,004     70,876,214       0.3%
    PepsiCo, Inc..................................................... 1,085,193    121,953,989       0.5%
    Philip Morris International, Inc.................................   761,282     67,046,106       0.3%
    Procter & Gamble Co. (The)....................................... 1,330,619    117,999,293       0.5%
    Walmart, Inc..................................................... 1,333,978    133,771,314       0.6%
    Other Securities.................................................              779,443,558       3.2%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,511,113,307       6.4%
                                                                                --------------      ----
ENERGY -- (5.3%)
    Chevron Corp..................................................... 1,161,601    129,692,752       0.6%
    Exxon Mobil Corp................................................. 2,797,473    222,902,649       1.0%
    Other Securities.................................................              975,156,498       4.0%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,327,751,899       5.6%
                                                                                --------------      ----
FINANCIALS -- (13.9%)
    American Express Co..............................................   625,797     64,288,126       0.3%
    Bank of America Corp............................................. 5,850,983    160,902,032       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,192,385    244,772,793       1.1%
    Citigroup, Inc................................................... 1,356,080     88,768,997       0.4%
    JPMorgan Chase & Co.............................................. 2,314,893    252,369,635       1.1%
    Wells Fargo & Co................................................. 3,061,425    162,959,653       0.7%
    Other Securities.................................................            2,510,744,852      10.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,484,806,088      14.8%
                                                                                --------------      ----
HEALTH CARE -- (11.8%)
    AbbVie, Inc...................................................... 1,184,385     92,204,372       0.4%
    Amgen, Inc.......................................................   522,469    100,726,799       0.4%
    Gilead Sciences, Inc.............................................   965,652     65,838,153       0.3%
    Johnson & Johnson................................................ 1,776,597    248,705,814       1.1%
    Merck & Co., Inc................................................. 1,410,637    103,836,990       0.5%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Pfizer, Inc...................................................... 4,460,636 $   192,074,986       0.8%
    UnitedHealth Group, Inc..........................................   600,291     156,886,053       0.7%
    Other Securities.................................................             2,000,948,158       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,961,221,325      12.5%
                                                                                ---------------      ----
INDUSTRIALS -- (12.2%)
    3M Co............................................................   444,281      84,528,903       0.4%
    Boeing Co. (The).................................................   438,967     155,771,830       0.7%
    Honeywell International, Inc.....................................   490,013      70,963,683       0.3%
    Union Pacific Corp...............................................   505,841      73,964,071       0.3%
    United Technologies Corp.........................................   558,450      69,365,074       0.3%
    Other Securities.................................................             2,598,429,498      10.9%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,053,023,059      12.9%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (18.4%)
    Accenture P.L.C., Class A........................................   529,501      83,459,948       0.4%
*   Adobe, Inc.......................................................   255,800      62,865,408       0.3%
    Apple, Inc....................................................... 3,961,863     867,093,336       3.7%
    Cisco Systems, Inc............................................... 2,718,780     124,384,185       0.5%
    Intel Corp....................................................... 4,520,919     211,940,683       0.9%
    International Business Machines Corp.............................   721,201      83,248,231       0.4%
    Mastercard, Inc., Class A........................................   728,506     144,003,781       0.6%
    Microsoft Corp................................................... 5,151,344     550,215,053       2.3%
    NVIDIA Corp......................................................   393,195      82,897,302       0.4%
    Oracle Corp...................................................... 1,546,136      75,513,282       0.3%
    Texas Instruments, Inc...........................................   769,161      71,401,216       0.3%
#   Visa, Inc., Class A.............................................. 1,178,103     162,401,499       0.7%
    Other Securities.................................................             2,110,417,441       8.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,629,841,365      19.6%
                                                                                ---------------      ----
MATERIALS -- (3.7%)
    DowDuPont, Inc................................................... 1,288,546      69,478,400       0.3%
    Other Securities.................................................               852,620,586       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               922,098,986       3.9%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                68,119,352       0.3%
                                                                                ---------------      ----
UTILITIES -- (2.6%)
    Other Securities.................................................               659,709,469       2.8%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            23,478,363,663      99.4%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   379,913       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    45,768       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            23,478,789,344
                                                                                ---------------

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 167,632,701 $   167,632,701        0.7%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (5.8%)
@(S)  DFA Short Term Investment Fund................................... 127,057,501   1,470,055,290        6.2%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,558,649,663)...............................................             $25,116,477,335      106.3%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    920     12/21/18  $130,057,377 $124,710,600  $(5,346,777)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $130,057,377 $124,710,600  $(5,346,777)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,809,575,985              --       -- $ 1,809,575,985
   Consumer Discretionary...................................   3,051,102,603  $          225       --   3,051,102,828
   Consumer Staples.........................................   1,511,113,307              --       --   1,511,113,307
   Energy...................................................   1,327,751,899              --       --   1,327,751,899
   Financials...............................................   3,484,787,418          18,670       --   3,484,806,088
   Health Care..............................................   2,961,221,325              --       --   2,961,221,325
   Industrials..............................................   3,053,023,059              --       --   3,053,023,059
   Information Technology...................................   4,629,841,365              --       --   4,629,841,365
   Materials................................................     922,007,831          91,155       --     922,098,986
   Real Estate..............................................      68,119,352              --       --      68,119,352
   Utilities................................................     659,709,469              --       --     659,709,469
Preferred Stocks
   Consumer Discretionary...................................         379,913              --       --         379,913
Rights/Warrants
   Consumer Discretionary...................................              --           3,445       --           3,445
   Information Technology...................................          42,323              --       --          42,323
Temporary Cash Investments..................................     167,632,701              --       --     167,632,701
Securities Lending Collateral...............................              --   1,470,055,290       --   1,470,055,290
Futures Contracts**.........................................      (5,346,777)             --       --      (5,346,777)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $23,640,961,773  $1,470,168,785       -- $25,111,130,558
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (92.5%)
COMMUNICATION SERVICES -- (7.4%)
*   Alphabet, Inc., Class A..........................................    96,783 $  105,549,604       0.4%
*   Alphabet, Inc., Class C..........................................   102,183    110,027,589       0.5%
    AT&T, Inc........................................................ 8,944,297    274,411,032       1.1%
*   Charter Communications, Inc., Class A............................   212,965     68,227,597       0.3%
    Comcast Corp., Class A........................................... 5,784,188    220,608,930       0.9%
*   Facebook, Inc., Class A..........................................   860,132    130,559,436       0.5%
    Verizon Communications, Inc...................................... 3,707,953    211,687,037       0.9%
    Walt Disney Co. (The)............................................ 1,377,980    158,233,443       0.7%
    Other Securities.................................................              674,525,440       2.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,953,830,108       7.9%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.3%)
*   Amazon.com, Inc..................................................   219,288    350,424,417       1.4%
    Home Depot, Inc. (The)...........................................   585,264    102,936,232       0.4%
    Other Securities.................................................            2,546,368,748      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            2,999,729,397      12.2%
                                                                                --------------      ----
CONSUMER STAPLES -- (5.7%)
    Altria Group, Inc................................................ 1,147,485     74,632,424       0.3%
    Coca-Cola Co. (The).............................................. 2,241,967    107,345,380       0.4%
    PepsiCo, Inc.....................................................   720,412     80,959,901       0.3%
    Procter & Gamble Co. (The)....................................... 1,360,960    120,689,933       0.5%
    Walmart, Inc..................................................... 1,664,889    166,955,069       0.7%
    Other Securities.................................................              954,127,493       3.9%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,504,710,200       6.1%
                                                                                --------------      ----
ENERGY -- (5.9%)
    Chevron Corp..................................................... 1,187,428    132,576,336       0.5%
    Exxon Mobil Corp................................................. 3,287,526    261,950,072       1.1%
    Marathon Petroleum Corp.......................................... 1,108,122     78,067,195       0.3%
    Other Securities.................................................            1,075,751,874       4.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,548,345,477       6.3%
                                                                                --------------      ----
FINANCIALS -- (16.2%)
    American Express Co..............................................   809,859     83,196,815       0.3%
    Bank of America Corp............................................. 5,982,585    164,521,087       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,010,279    207,390,073       0.9%
    Citigroup, Inc................................................... 1,515,166     99,182,766       0.4%
    Goldman Sachs Group, Inc. (The)..................................   284,073     64,021,532       0.3%
    JPMorgan Chase & Co.............................................. 2,971,967    324,003,842       1.3%
    U.S. Bancorp..................................................... 1,203,717     62,918,288       0.3%
    Wells Fargo & Co................................................. 4,176,962    222,339,687       0.9%
    Other Securities.................................................            3,052,410,847      12.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            4,279,984,937      17.3%
                                                                                --------------      ----
HEALTH CARE -- (11.1%)
    Aetna, Inc.......................................................   323,980     64,277,632       0.3%
    Amgen, Inc.......................................................   432,973     83,472,865       0.3%
    CVS Health Corp..................................................   988,292     71,542,458       0.3%
*   Express Scripts Holding Co.......................................   729,276     70,717,894       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Gilead Sciences, Inc............................................. 1,079,751 $    73,617,423       0.3%
    Johnson & Johnson................................................ 1,464,135     204,964,259       0.8%
    Merck & Co., Inc................................................. 1,225,225      90,188,812       0.4%
    Pfizer, Inc...................................................... 5,366,341     231,074,643       0.9%
    UnitedHealth Group, Inc..........................................   617,082     161,274,381       0.7%
    Other Securities.................................................             1,890,811,287       7.6%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,941,941,654      11.9%
                                                                                ---------------      ----
INDUSTRIALS -- (12.6%)
    Boeing Co. (The).................................................   212,778      75,506,401       0.3%
    Delta Air Lines, Inc............................................. 1,138,794      62,326,196       0.3%
    Union Pacific Corp...............................................   671,012      98,115,375       0.4%
    United Technologies Corp.........................................   641,069      79,627,180       0.3%
    Other Securities.................................................             3,014,946,216      12.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,330,521,368      13.5%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (16.5%)
    Apple, Inc....................................................... 3,339,047     730,783,826       3.0%
    Cisco Systems, Inc............................................... 4,080,996     186,705,567       0.8%
    Intel Corp....................................................... 5,141,165     241,017,815       1.0%
    International Business Machines Corp.............................   582,945      67,289,341       0.3%
    Mastercard, Inc., Class A........................................   481,810      95,239,383       0.4%
*   Micron Technology, Inc........................................... 1,627,340      61,383,265       0.3%
    Microsoft Corp................................................... 3,927,281     419,472,884       1.7%
    NVIDIA Corp......................................................   379,942      80,103,172       0.3%
    Oracle Corp...................................................... 1,640,590      80,126,416       0.3%
#   Visa, Inc., Class A..............................................   982,237     135,401,370       0.6%
    Other Securities.................................................             2,256,534,183       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,354,057,222      17.7%
                                                                                ---------------      ----
MATERIALS -- (3.8%)
    DowDuPont, Inc................................................... 1,209,038      65,191,329       0.3%
    Other Securities.................................................               951,732,335       3.8%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................             1,016,923,664       4.1%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                82,621,632       0.3%
                                                                                ---------------      ----
UTILITIES -- (1.7%)
    Other Securities.................................................               457,389,465       1.9%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            24,470,055,124      99.2%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   588,923       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    78,530       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            24,470,722,577
                                                                                ---------------

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 225,633,779 $   225,633,779        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  DFA Short Term Investment Fund................................... 151,007,960   1,747,162,103        7.1%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,293,277,501)...............................................             $26,443,518,459      107.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,355    12/21/18  $192,694,761 $183,677,025  $(9,017,736)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $192,694,761 $183,677,025  $(9,017,736)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,953,830,108              --       -- $ 1,953,830,108
   Consumer Discretionary...................................   2,999,728,881  $          516       --   2,999,729,397
   Consumer Staples.........................................   1,504,710,200              --       --   1,504,710,200
   Energy...................................................   1,548,345,477              --       --   1,548,345,477
   Financials...............................................   4,279,953,634          31,303       --   4,279,984,937
   Health Care..............................................   2,941,938,973           2,681       --   2,941,941,654
   Industrials..............................................   3,330,521,368              --       --   3,330,521,368
   Information Technology...................................   4,354,038,836          18,386       --   4,354,057,222
   Materials................................................   1,016,737,233         186,431       --   1,016,923,664
   Real Estate..............................................      82,621,632              --       --      82,621,632
   Utilities................................................     457,389,465              --       --     457,389,465
Preferred Stocks
   Consumer Discretionary...................................         588,923              --       --         588,923
Rights/Warrants
   Consumer Discretionary...................................              --           9,652       --           9,652
   Information Technology...................................          68,878              --       --          68,878
Temporary Cash Investments..................................     225,633,779              --       --     225,633,779
Securities Lending Collateral...............................              --   1,747,162,103       --   1,747,162,103
Futures Contracts**.........................................      (9,017,736)             --       --      (9,017,736)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $24,687,089,651  $1,747,411,072       -- $26,434,500,723
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (91.1%)
COMMUNICATION SERVICES -- (5.7%)
*   Alphabet, Inc., Class A..........................................    10,540 $ 11,494,713       0.3%
*   Alphabet, Inc., Class C..........................................    11,067   11,916,614       0.3%
    AT&T, Inc........................................................ 1,539,467   47,230,848       1.0%
    CenturyLink, Inc.................................................   377,622    7,794,118       0.2%
*   Charter Communications, Inc., Class A............................    32,597   10,443,101       0.2%
    Comcast Corp., Class A...........................................   487,867   18,607,247       0.4%
    Verizon Communications, Inc......................................   270,126   15,421,493       0.3%
    Walt Disney Co. (The)............................................   118,253   13,578,992       0.3%
    Other Securities.................................................            149,606,760       3.2%
                                                                                ------------      ----
TOTAL COMMUNICATION SERVICES.........................................            286,093,886       6.2%
                                                                                ------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
    Ford Motor Co....................................................   819,606    7,827,237       0.2%
    General Motors Co................................................   390,610   14,292,420       0.3%
#   Kohl's Corp......................................................   101,028    7,650,850       0.2%
    Macy's, Inc......................................................   234,362    8,036,273       0.2%
#   Urban Outfitters, Inc............................................   199,203    7,860,550       0.2%
    Other Securities.................................................            469,886,970      10.1%
                                                                                ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            515,554,300      11.2%
                                                                                ------------      ----
CONSUMER STAPLES -- (3.7%)
#   Post Holdings, Inc...............................................    93,010    8,223,944       0.2%
    Procter & Gamble Co. (The).......................................   116,144   10,299,650       0.2%
    Walgreens Boots Alliance, Inc....................................    95,500    7,618,035       0.2%
    Walmart, Inc.....................................................   198,213   19,876,800       0.4%
    Other Securities.................................................            142,076,001       3.1%
                                                                                ------------      ----
TOTAL CONSUMER STAPLES...............................................            188,094,430       4.1%
                                                                                ------------      ----
ENERGY -- (7.2%)
    Chevron Corp.....................................................   211,373   23,599,795       0.5%
*   Concho Resources, Inc............................................    57,925    8,056,788       0.2%
    Exxon Mobil Corp.................................................   430,003   34,262,639       0.8%
    HollyFrontier Corp...............................................   182,118   12,282,038       0.3%
    Marathon Petroleum Corp..........................................   284,507   20,043,518       0.4%
    PBF Energy, Inc., Class A........................................   188,703    7,897,221       0.2%
    Valero Energy Corp...............................................   104,590    9,527,103       0.2%
    Other Securities.................................................            245,567,684       5.2%
                                                                                ------------      ----
TOTAL ENERGY.........................................................            361,236,786       7.8%
                                                                                ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc..............................................   307,805    7,821,325       0.2%
    American Express Co..............................................    75,579    7,764,231       0.2%
    Bank of America Corp............................................. 1,187,298   32,650,695       0.7%
*   Berkshire Hathaway, Inc., Class B................................    91,166   18,714,556       0.4%
    Citigroup, Inc...................................................   312,527   20,458,017       0.5%
    Goldman Sachs Group, Inc. (The)..................................    44,550   10,040,233       0.2%
    Hartford Financial Services Group, Inc. (The)....................   171,851    7,805,472       0.2%
    JPMorgan Chase & Co..............................................   550,713   60,038,731       1.3%
    Kemper Corp......................................................   102,089    7,676,072       0.2%
    Morgan Stanley...................................................   171,784    7,843,657       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
FINANCIALS -- (Continued)
    Regions Financial Corp........................................... 533,364 $    9,051,187       0.2%
    Wells Fargo & Co................................................. 846,080     45,036,838       1.0%
    Other Securities.................................................            902,642,915      19.4%
                                                                              --------------      ----
TOTAL FINANCIALS.....................................................          1,137,543,929      24.7%
                                                                              --------------      ----
HEALTH CARE -- (8.4%)
    Abbott Laboratories.............................................. 124,325      8,570,965       0.2%
    Anthem, Inc......................................................  28,912      7,967,280       0.2%
    CVS Health Corp.................................................. 102,304      7,405,787       0.2%
    Johnson & Johnson................................................  93,489     13,087,525       0.3%
    Merck & Co., Inc................................................. 149,737     11,022,141       0.3%
    Pfizer, Inc...................................................... 446,979     19,246,916       0.4%
    UnitedHealth Group, Inc..........................................  74,301     19,418,566       0.4%
    Other Securities.................................................            336,843,039       7.2%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            423,562,219       9.2%
                                                                              --------------      ----
INDUSTRIALS -- (14.5%)
    Norfolk Southern Corp............................................  44,415      7,454,169       0.2%
    Other Securities.................................................            721,043,237      15.6%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................            728,497,406      15.8%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (12.5%)
    Apple, Inc....................................................... 285,245     62,428,721       1.4%
    Cisco Systems, Inc............................................... 447,995     20,495,771       0.5%
    Intel Corp....................................................... 578,019     27,097,531       0.6%
*   Micron Technology, Inc........................................... 295,915     11,161,914       0.3%
    Microsoft Corp................................................... 278,222     29,716,892       0.7%
    Other Securities.................................................            475,257,039      10.1%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            626,157,868      13.6%
                                                                              --------------      ----
MATERIALS -- (4.6%)
    DowDuPont, Inc................................................... 165,235      8,909,471       0.2%
    Other Securities.................................................            221,015,870       4.8%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            229,925,341       5.0%
                                                                              --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................             22,725,365       0.5%
                                                                              --------------      ----
UTILITIES -- (1.0%)
    Other Securities.................................................             48,860,096       1.0%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          4,568,251,626      99.1%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                366,411       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 24,345       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          4,568,642,382
                                                                              --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 67,908,509 $   67,908,509        1.5%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (7.5%)
@(S)  DFA Short Term Investment Fund................................... 32,511,626    376,159,512        8.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,548,831,690)................................................            $5,012,710,403      108.7%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    301     12/21/18  $40,171,315 $40,802,055    $630,740
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $40,171,315 $40,802,055    $630,740
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $  286,093,886           --       -- $  286,093,886
   Consumer Discretionary...................................    515,554,300           --       --    515,554,300
   Consumer Staples.........................................    188,094,430           --       --    188,094,430
   Energy...................................................    361,236,786           --       --    361,236,786
   Financials...............................................  1,137,531,237 $     12,692       --  1,137,543,929
   Health Care..............................................    423,562,219           --       --    423,562,219
   Industrials..............................................    728,497,406           --       --    728,497,406
   Information Technology...................................    626,157,868           --       --    626,157,868
   Materials................................................    229,847,526       77,815       --    229,925,341
   Real Estate..............................................     22,725,365           --       --     22,725,365
   Utilities................................................     48,860,096           --       --     48,860,096
Preferred Stocks
   Consumer Discretionary...................................        366,411           --       --        366,411
Rights/Warrants
   Consumer Discretionary...................................             --        3,883       --          3,883
   Information Technology...................................         20,462           --       --         20,462
Temporary Cash Investments..................................     67,908,509           --       --     67,908,509
Securities Lending Collateral...............................             --  376,159,512       --    376,159,512
Futures Contracts**.........................................        630,740           --       --        630,740
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $4,637,087,241 $376,253,902       -- $5,013,341,143
                                                             ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (86.9%)
COMMUNICATION SERVICES -- (3.4%)
#   New York Times Co. (The), Class A................................  1,546,008 $   40,814,611       0.2%
*   Zynga, Inc., Class A............................................. 10,461,381     38,079,427       0.2%
    Other Securities.................................................               597,736,834       3.5%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................               676,630,872       3.9%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (13.2%)
    American Eagle Outfitters, Inc...................................  1,887,209     43,519,040       0.3%
#   Children's Place, Inc. (The).....................................    265,406     39,651,656       0.2%
#*  Deckers Outdoor Corp.............................................    593,656     75,495,234       0.4%
*   Five Below, Inc..................................................    321,191     36,557,960       0.2%
#*  Helen of Troy, Ltd...............................................    336,806     41,804,361       0.3%
    Marriott Vacations Worldwide Corp................................    498,243     44,089,523       0.3%
#   Signet Jewelers, Ltd.............................................    636,023     35,649,089       0.2%
    Wolverine World Wide, Inc........................................  1,175,143     41,329,779       0.2%
    Other Securities.................................................             2,261,738,610      13.0%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             2,619,835,252      15.1%
                                                                                 --------------      ----
CONSUMER STAPLES -- (3.9%)
#*  Darling Ingredients, Inc.........................................  1,833,493     37,879,965       0.2%
#   Medifast, Inc....................................................    223,875     47,389,860       0.3%
    Other Securities.................................................               691,227,187       4.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................               776,497,012       4.5%
                                                                                 --------------      ----
ENERGY -- (5.6%)
*   CNX Resources Corp...............................................  2,445,037     38,264,829       0.2%
#*  Gulfport Energy Corp.............................................  5,409,227     49,278,058       0.3%
#*  Oceaneering International, Inc...................................  2,273,987     43,069,314       0.3%
    Other Securities.................................................               985,413,938       5.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             1,116,026,139       6.5%
                                                                                 --------------      ----
FINANCIALS -- (16.8%)
    Aspen Insurance Holdings, Ltd....................................    871,501     36,498,462       0.2%
#   BancorpSouth Bank................................................  1,522,695     43,701,346       0.3%
    Cathay General Bancorp...........................................  1,520,898     57,292,228       0.3%
    Columbia Banking System, Inc.....................................  1,055,984     39,166,447       0.2%
#   Community Bank System, Inc.......................................    620,520     36,232,163       0.2%
    FirstCash, Inc...................................................    625,879     50,320,672       0.3%
#   Glacier Bancorp, Inc.............................................    932,686     39,545,886       0.2%
*   Green Dot Corp., Class A.........................................    631,439     47,825,190       0.3%
    Kemper Corp......................................................    544,635     40,951,106       0.2%
    MB Financial, Inc................................................    818,499     36,333,171       0.2%
#   Mercury General Corp.............................................    622,919     36,945,326       0.2%
#   Selective Insurance Group, Inc...................................    763,279     49,498,643       0.3%
#   Sterling Bancorp.................................................  2,031,889     36,533,364       0.2%
    TCF Financial Corp...............................................  2,107,424     44,003,013       0.3%
    Other Securities.................................................             2,752,570,639      16.0%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             3,347,417,656      19.4%
                                                                                 --------------      ----
HEALTH CARE -- (8.2%)
#*  Amedisys, Inc....................................................    364,629     40,109,190       0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  Horizon Pharma P.L.C............................................. 2,383,195 $    43,397,981       0.3%
#*  Inogen, Inc......................................................   201,007      38,104,897       0.2%
#*  Merit Medical Systems, Inc.......................................   637,177      36,395,550       0.2%
#*  Myriad Genetics, Inc.............................................   796,274      35,856,218       0.2%
    Other Securities.................................................             1,432,522,292       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             1,626,386,128       9.4%
                                                                                ---------------      ----
INDUSTRIALS -- (16.7%)
#*  Cimpress NV......................................................   293,238      36,651,818       0.2%
    Insperity, Inc...................................................   449,144      49,338,468       0.3%
    MSA Safety, Inc..................................................   362,977      37,909,318       0.2%
#*  RBC Bearings, Inc................................................   255,557      37,740,658       0.2%
#*  Spirit Airlines, Inc.............................................   748,626      38,853,689       0.2%
#   Terex Corp....................................................... 1,116,268      37,272,189       0.2%
    Tetra Tech, Inc..................................................   660,168      43,597,495       0.3%
#*  Trex Co., Inc....................................................   638,475      39,138,518       0.2%
    Other Securities.................................................             3,006,427,050      17.4%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,326,929,203      19.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.1%)
*   CACI International, Inc., Class A................................   232,002      41,403,077       0.2%
#*  Ciena Corp....................................................... 1,352,162      42,268,584       0.3%
*   Conduent, Inc.................................................... 2,001,360      38,225,976       0.2%
#*  Cree, Inc........................................................ 1,047,356      40,658,360       0.2%
*   Integrated Device Technology, Inc................................ 1,083,550      50,720,975       0.3%
*   LiveRamp Holdings, Inc...........................................   804,519      36,750,428       0.2%
    Other Securities.................................................             1,963,304,852      11.4%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             2,213,332,252      12.8%
                                                                                ---------------      ----
MATERIALS -- (4.4%)
#*  Cleveland-Cliffs, Inc............................................ 3,429,529      36,901,732       0.2%
    KapStone Paper and Packaging Corp................................ 1,023,268      35,814,380       0.2%
    Other Securities.................................................               797,160,518       4.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               869,876,630       5.0%
                                                                                ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.................................................               119,743,889       0.7%
                                                                                ---------------      ----
UTILITIES -- (3.0%)
    Other Securities.................................................               584,818,890       3.4%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            17,277,493,923      99.9%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                 1,764,740       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   784,746       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 2,549,486       0.0%
                                                                                ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $        71,640        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              17,280,115,049
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%.........................................................  97,266,737      97,266,737        0.6%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.6%)
@(S)  DFA Short Term Investment Fund................................... 217,426,248   2,515,621,684       14.5%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,132,072,088)...............................................             $19,893,003,470      115.0%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    43      12/21/18  $5,812,296 $5,828,865    $16,569
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,812,296 $5,828,865    $16,569
                                                                        ========== ==========    =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  676,630,872       --       -- $  676,630,872
   Consumer Discretionary...................................  2,619,833,902 $  1,350       --  2,619,835,252
   Consumer Staples.........................................    776,497,012       --       --    776,497,012
   Energy...................................................  1,116,026,139       --       --  1,116,026,139
   Financials...............................................  3,347,346,424   71,232       --  3,347,417,656
   Health Care..............................................  1,626,386,128       --       --  1,626,386,128
   Industrials..............................................  3,326,929,203       --       --  3,326,929,203
   Information Technology...................................  2,213,286,834   45,418       --  2,213,332,252
   Materials................................................    869,391,047  485,583       --    869,876,630
   Real Estate..............................................    119,743,889       --       --    119,743,889
   Utilities................................................    584,818,890       --       --    584,818,890
Preferred Stocks
   Consumer Discretionary...................................      1,764,740       --       --      1,764,740
   Health Care..............................................             --  784,746       --        784,746
Rights/Warrants
   Consumer Discretionary...................................             --   30,186       --         30,186
   Information Technology...................................         41,454       --       --         41,454
Temporary Cash Investments..................................     97,266,737       --       --     97,266,737

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             --------------- -------------- -------- ---------------
Securities Lending Collateral...............................              -- $2,515,621,684       -- $ 2,515,621,684
Futures Contracts**......................................... $        16,569             --       --          16,569
                                                             --------------- -------------- -------- ---------------
TOTAL....................................................... $17,375,979,840 $2,517,040,199       -- $19,893,020,039
                                                             =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (3.1%)
    Shenandoah Telecommunications Co.................................   497,784 $   18,925,748       0.3%
    Other Securities.................................................              206,531,350       3.2%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              225,457,098       3.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
    Caleres, Inc.....................................................   493,103     16,864,123       0.3%
#   Callaway Golf Co................................................. 1,105,362     23,654,747       0.4%
#*  Cavco Industries, Inc............................................    92,075     18,471,166       0.3%
*   Fox Factory Holding Corp.........................................   326,575     17,546,875       0.3%
#   GameStop Corp., Class A.......................................... 1,237,854     18,072,668       0.3%
#*  Gentherm, Inc....................................................   398,697     17,399,137       0.3%
#   Oxford Industries, Inc...........................................   188,771     16,796,844       0.3%
#*  Sleep Number Corp................................................   443,759     16,139,515       0.3%
    Sonic Corp.......................................................   605,445     26,203,660       0.4%
#   Strategic Education, Inc.........................................   173,495     21,829,141       0.3%
    Other Securities.................................................              716,864,895      10.8%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              909,842,771      14.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#   Calavo Growers, Inc..............................................   186,492     18,089,724       0.3%
#   Inter Parfums, Inc...............................................   301,212     17,768,496       0.3%
#   Medifast, Inc....................................................   129,943     27,506,334       0.4%
#*  United Natural Foods, Inc........................................   842,081     18,298,420       0.3%
#   WD-40 Co.........................................................   127,246     21,260,262       0.3%
    Other Securities.................................................              157,100,086       2.4%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              260,023,322       4.0%
                                                                                --------------      ----
ENERGY -- (6.1%)
#*  Gulfport Energy Corp............................................. 2,330,870     21,234,226       0.3%
#*  Noble Corp. P.L.C................................................ 3,496,071     17,550,276       0.3%
#   SemGroup Corp., Class A.......................................... 1,006,217     18,604,952       0.3%
*   Superior Energy Services, Inc.................................... 2,412,984     18,893,665       0.3%
#   US Silica Holdings, Inc.......................................... 1,536,040     21,504,560       0.3%
    Other Securities.................................................              349,831,597       5.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              447,619,276       6.9%
                                                                                --------------      ----
FINANCIALS -- (18.7%)
    Horace Mann Educators Corp.......................................   410,677     16,131,393       0.3%
#*  NMI Holdings, Inc., Class A......................................   763,913     16,149,121       0.3%
    Universal Insurance Holdings, Inc................................   446,074     18,726,187       0.3%
    Other Securities.................................................            1,333,801,340      20.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,384,808,041      21.4%
                                                                                --------------      ----
HEALTH CARE -- (8.9%)
*   BioTelemetry, Inc................................................   333,593     19,381,753       0.3%
    CONMED Corp......................................................   245,222     16,535,319       0.3%
    Ensign Group, Inc. (The).........................................   507,939     18,814,061       0.3%
*   Integer Holdings Corp............................................   281,395     20,955,486       0.3%
#*  LHC Group, Inc...................................................   195,466     17,871,456       0.3%
#*  Omnicell, Inc....................................................   278,944     19,721,341       0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................         $  544,352,617       8.3%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            657,632,033      10.1%
                                                                              --------------      ----
INDUSTRIALS -- (17.3%)
#*  Aerojet Rocketdyne Holdings, Inc................................. 455,303     16,081,302       0.3%
#*  Aerovironment, Inc............................................... 243,472     21,905,176       0.3%
    Albany International Corp., Class A.............................. 257,591     18,026,218       0.3%
#*  Axon Enterprise, Inc............................................. 266,307     16,436,468       0.3%
#*  Chart Industries, Inc............................................ 326,645     22,228,192       0.3%
    Comfort Systems USA, Inc......................................... 378,197     20,225,976       0.3%
    Exponent, Inc.................................................... 406,503     20,512,141       0.3%
    Forward Air Corp................................................. 306,722     18,400,253       0.3%
#   Kaman Corp....................................................... 281,442     17,877,196       0.3%
    Raven Industries, Inc............................................ 401,690     17,465,481       0.3%
#   US Ecology, Inc.................................................. 246,156     17,213,689       0.3%
    Other Securities.................................................          1,070,473,763      16.4%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................          1,276,845,855      19.7%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#   Badger Meter, Inc................................................ 332,787     16,343,170       0.3%
*   ExlService Holdings, Inc......................................... 265,274     17,004,063       0.3%
#*  Fabrinet......................................................... 375,415     16,262,978       0.3%
#*  Insight Enterprises, Inc......................................... 311,814     16,117,666       0.3%
*   Virtusa Corp..................................................... 358,465     17,776,279       0.3%
    Other Securities.................................................            648,876,921       9.8%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            732,381,077      11.3%
                                                                              --------------      ----
MATERIALS -- (3.8%)
    Innospec, Inc.................................................... 254,933     17,060,116       0.3%
#   Quaker Chemical Corp............................................. 104,311     18,765,549       0.3%
    Other Securities.................................................            240,713,279       3.7%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            276,538,944       4.3%
                                                                              --------------      ----
REAL ESTATE -- (0.9%)
    Other Securities.................................................             68,131,980       1.1%
                                                                              --------------      ----
UTILITIES -- (1.8%)
#   American States Water Co......................................... 317,648     19,446,411       0.3%
#   California Water Service Group................................... 430,087     18,063,654       0.3%
    Other Securities.................................................             97,416,980       1.5%
                                                                              --------------      ----
TOTAL UTILITIES......................................................            134,927,045       2.1%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          6,374,207,442      98.4%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                806,104       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 37,337       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          6,375,050,883
                                                                              --------------

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 56,047,616 $   56,047,616        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (13.0%)
@(S)  DFA Short Term Investment Fund................................... 82,806,751    958,074,112       14.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,225,892,470)................................................            $7,389,172,611      114.1%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    694     12/21/18  $96,789,102 $94,075,170  $(2,713,932)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $96,789,102 $94,075,170  $(2,713,932)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Communication Services................................... $  225,457,098            --       -- $  225,457,098
   Consumer Discretionary...................................    909,831,292  $     11,479       --    909,842,771
   Consumer Staples.........................................    260,023,322            --       --    260,023,322
   Energy...................................................    447,619,276            --       --    447,619,276
   Financials...............................................  1,384,751,354        56,687       --  1,384,808,041
   Health Care..............................................    657,632,033            --       --    657,632,033
   Industrials..............................................  1,276,845,855            --       --  1,276,845,855
   Information Technology...................................    732,358,207        22,870       --    732,381,077
   Materials................................................    275,872,249       666,695       --    276,538,944
   Real Estate..............................................     68,131,980            --       --     68,131,980
   Utilities................................................    134,927,045            --       --    134,927,045
Preferred Stocks
   Consumer Discretionary...................................        806,104            --       --        806,104
Rights/Warrants
   Information Technology...................................         36,830            --       --         36,830
   Consumer Discretionary...................................             --           507       --            507
Temporary Cash Investments..................................     56,047,616            --       --     56,047,616
Securities Lending Collateral...............................             --   958,074,112       --    958,074,112
Futures Contracts**.........................................     (2,713,932)           --       --     (2,713,932)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $6,427,626,329  $958,832,350       -- $7,386,458,679
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (98.3%)
COMMUNICATION SERVICES -- (6.9%)
    Comcast Corp., Class A........................................... 207,454 $  7,912,296       1.1%
    Verizon Communications, Inc...................................... 488,788   27,904,907       3.9%
    Other Securities.................................................           14,648,225       2.0%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................           50,465,428       7.0%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (19.1%)
*   Amazon.com, Inc..................................................  17,130   27,373,911       3.8%
    Aptiv P.L.C......................................................  60,102    4,615,834       0.6%
    Best Buy Co., Inc................................................  62,635    4,394,472       0.6%
*   Booking Holdings, Inc............................................   4,527    8,486,224       1.2%
    General Motors Co................................................ 126,582    4,631,635       0.6%
    Home Depot, Inc. (The)...........................................  93,072   16,369,503       2.3%
    Lowe's Cos., Inc.................................................  72,098    6,865,172       1.0%
    NIKE, Inc., Class B..............................................  90,425    6,785,492       0.9%
    Starbucks Corp...................................................  89,533    5,217,088       0.7%
    Target Corp......................................................  51,153    4,277,925       0.6%
    TJX Cos., Inc. (The).............................................  54,912    6,033,731       0.8%
    Other Securities.................................................           44,493,895       6.2%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          139,544,882      19.3%
                                                                              ------------      ----
CONSUMER STAPLES -- (11.0%)
    Altria Group, Inc................................................ 209,204   13,606,628       1.9%
    Coca-Cola Co. (The).............................................. 292,601   14,009,736       1.9%
    Costco Wholesale Corp............................................  41,704    9,534,785       1.3%
    PepsiCo, Inc..................................................... 131,677   14,797,861       2.0%
    Walmart, Inc.....................................................  69,502    6,969,661       1.0%
    Other Securities.................................................           21,572,910       3.0%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................           80,491,581      11.1%
                                                                              ------------      ----
ENERGY -- (1.0%)
    Other Securities.................................................            7,146,745       1.0%
                                                                              ------------      ----
FINANCIALS -- (4.2%)
    American Express Co..............................................  77,321    7,943,186       1.1%
    Ameriprise Financial, Inc........................................  26,841    3,415,249       0.5%
    Marsh & McLennan Cos., Inc.......................................  40,122    3,400,339       0.5%
    Other Securities.................................................           15,998,697       2.2%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................           30,757,471       4.3%
                                                                              ------------      ----
HEALTH CARE -- (7.5%)
    AbbVie, Inc......................................................  83,363    6,489,809       0.9%
    Amgen, Inc.......................................................  73,131   14,098,925       2.0%
*   Biogen, Inc......................................................  20,989    6,386,323       0.9%
*   Celgene Corp.....................................................  61,876    4,430,322       0.6%
    Gilead Sciences, Inc............................................. 132,871    9,059,145       1.3%
    Other Securities.................................................           14,791,941       1.9%
                                                                              ------------      ----
TOTAL HEALTH CARE....................................................           55,256,465       7.6%
                                                                              ------------      ----
INDUSTRIALS -- (18.9%)
    3M Co............................................................  53,526   10,183,857       1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS++
                                                                        --------- ------------ ---------------
INDUSTRIALS -- (Continued)
      Boeing Co. (The).................................................    29,494 $ 10,466,241        1.5%
      Caterpillar, Inc.................................................    70,495    8,552,453        1.2%
      Deere & Co.......................................................    32,964    4,464,644        0.6%
      Delta Air Lines, Inc.............................................    73,216    4,007,112        0.6%
      FedEx Corp.......................................................    16,519    3,639,797        0.5%
      Honeywell International, Inc.....................................    61,438    8,897,451        1.2%
      Lockheed Martin Corp.............................................    19,440    5,712,444        0.8%
      Union Pacific Corp...............................................    79,063   11,560,592        1.6%
*     United Continental Holdings, Inc.................................    40,490    3,462,300        0.5%
      United Parcel Service, Inc., Class B.............................    53,876    5,739,949        0.8%
      Waste Management, Inc............................................    47,958    4,290,802        0.6%
      Other Securities.................................................             57,182,219        7.8%
                                                                                  ------------      -----
TOTAL INDUSTRIALS......................................................            138,159,861       19.1%
                                                                                  ------------      -----
INFORMATION TECHNOLOGY -- (27.0%)
      Accenture P.L.C., Class A........................................    58,274    9,185,148        1.3%
      Apple, Inc.......................................................   126,892   27,771,583        3.8%
      Automatic Data Processing, Inc...................................    38,937    5,610,043        0.8%
      International Business Machines Corp.............................   109,838   12,678,600        1.8%
      Intuit, Inc......................................................    18,279    3,856,869        0.5%
      Mastercard, Inc., Class A........................................    74,777   14,781,170        2.0%
*     Micron Technology, Inc...........................................   100,307    3,783,580        0.5%
      Microsoft Corp...................................................   259,331   27,699,144        3.8%
      NetApp, Inc......................................................    43,996    3,453,246        0.5%
      NVIDIA Corp......................................................    52,990   11,171,882        1.5%
      Texas Instruments, Inc...........................................    98,012    9,098,454        1.3%
      Visa, Inc., Class A..............................................   152,846   21,069,821        2.9%
      Other Securities.................................................             47,535,379        6.6%
                                                                                  ------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................            197,694,919       27.3%
                                                                                  ------------      -----
MATERIALS -- (2.7%)
      Other Securities.................................................             19,478,688        2.7%
                                                                                  ------------      -----
UTILITIES -- (0.0%)
      Other Security...................................................                420,564        0.1%
                                                                                  ------------      -----
TOTAL COMMON STOCKS....................................................            719,416,604       99.5%
                                                                                  ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 3,361,334    3,361,334        0.5%
                                                                                  ------------      -----
SECURITIES LENDING COLLATERAL -- (1.3%)
@(S)  DFA Short Term Investment Fund...................................   815,897    9,439,931        1.3%
                                                                                  ------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $722,662,086)..................................................           $732,217,869      101.3%
                                                                                  ============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------ ---------- -------- ------------
Common Stocks
   Communication Services................................... $ 50,465,428         --       -- $ 50,465,428
   Consumer Discretionary...................................  139,544,882         --       --  139,544,882
   Consumer Staples.........................................   80,491,581         --       --   80,491,581
   Energy...................................................    7,146,745         --       --    7,146,745
   Financials...............................................   30,757,471         --       --   30,757,471
   Health Care..............................................   55,256,465         --       --   55,256,465
   Industrials..............................................  138,159,861         --       --  138,159,861
   Information Technology...................................  197,694,919         --       --  197,694,919
   Materials................................................   19,478,688         --       --   19,478,688
   Utilities................................................      420,564         --       --      420,564
Temporary Cash Investments..................................    3,361,334         --       --    3,361,334
Securities Lending Collateral...............................           -- $9,439,931       --    9,439,931
                                                             ------------ ---------- -------- ------------
TOTAL....................................................... $722,777,938 $9,439,931       -- $732,217,869
                                                             ============ ========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (95.8%)
REAL ESTATE -- (95.8%)
#   Alexandria Real Estate Equities, Inc.............................   931,866 $  113,901,981       1.3%
    American Campus Communities, Inc................................. 1,259,857     49,776,950       0.6%
    American Homes 4 Rent, Class A................................... 2,319,984     48,882,063       0.6%
    American Tower Corp.............................................. 3,940,258    613,931,599       7.2%
    Apartment Investment & Management Co., Class A................... 1,465,312     63,067,029       0.7%
    AvalonBay Communities, Inc....................................... 1,270,411    222,804,681       2.6%
    Boston Properties, Inc........................................... 1,422,289    171,755,620       2.0%
    Camden Property Trust............................................   837,473     75,598,688       0.9%
    Crown Castle International Corp.................................. 3,666,923    398,741,207       4.6%
    CubeSmart........................................................ 1,680,737     48,707,758       0.6%
#   Digital Realty Trust, Inc........................................ 1,883,127    194,451,694       2.3%
    Douglas Emmett, Inc.............................................. 1,471,250     53,244,538       0.6%
    Duke Realty Corp................................................. 3,313,467     91,352,285       1.1%
#   EPR Properties...................................................   684,956     47,083,875       0.5%
    Equinix, Inc.....................................................   729,747    276,384,379       3.2%
    Equity LifeStyle Properties, Inc.................................   770,599     72,968,019       0.9%
    Equity Residential............................................... 3,385,677    219,933,578       2.6%
    Essex Property Trust, Inc........................................   608,919    152,704,707       1.8%
    Extra Space Storage, Inc......................................... 1,171,186    105,477,011       1.2%
    Federal Realty Investment Trust..................................   675,031     83,737,596       1.0%
    Gaming and Leisure Properties, Inc............................... 1,869,273     62,975,807       0.7%
    HCP, Inc......................................................... 4,345,170    119,709,434       1.4%
    Healthcare Trust of America, Inc., Class A....................... 1,858,558     48,805,733       0.6%
    Host Hotels & Resorts, Inc....................................... 6,843,727    130,783,623       1.5%
#   Invitation Homes, Inc............................................ 2,157,818     47,213,058       0.5%
#   Iron Mountain, Inc............................................... 2,440,546     74,705,113       0.9%
#   Kilroy Realty Corp...............................................   923,999     63,645,051       0.7%
#   Kimco Realty Corp................................................ 3,936,601     63,339,910       0.7%
#   Lamar Advertising Co., Class A...................................   657,486     48,206,874       0.6%
    Liberty Property Trust........................................... 1,382,569     57,888,164       0.7%
    Macerich Co. (The)............................................... 1,188,024     61,325,799       0.7%
#   Medical Properties Trust, Inc.................................... 3,272,065     48,622,886       0.6%
    Mid-America Apartment Communities, Inc........................... 1,054,328    103,018,389       1.2%
#   National Retail Properties, Inc.................................. 1,416,966     66,243,161       0.8%
#   Omega Healthcare Investors, Inc.................................. 1,832,696     61,120,412       0.7%
    Park Hotels & Resorts, Inc....................................... 1,622,172     47,156,540       0.5%
    Prologis, Inc.................................................... 5,772,643    372,162,294       4.3%
    Public Storage................................................... 1,439,486    295,771,188       3.4%
#   Realty Income Corp............................................... 2,587,199    155,930,484       1.8%
    Regency Centers Corp............................................. 1,439,341     91,196,646       1.1%
*   SBA Communications Corp.......................................... 1,058,190    171,606,672       2.0%
    Simon Property Group, Inc........................................ 2,819,248    517,388,393       6.0%
    SL Green Realty Corp.............................................   824,584     75,251,536       0.9%
    Sun Communities, Inc.............................................   714,055     71,741,106       0.8%
    UDR, Inc......................................................... 2,479,662     97,177,954       1.1%
    Ventas, Inc...................................................... 3,281,144    190,437,598       2.2%
    VEREIT, Inc...................................................... 9,027,355     66,170,512       0.8%
    Vornado Realty Trust............................................. 1,583,520    107,806,042       1.3%
#   Welltower, Inc................................................... 3,388,369    223,869,540       2.6%
#   WP Carey, Inc....................................................   944,402     62,339,976       0.7%
    Other Securities.................................................            1,848,786,575      21.7%
                                                                                --------------      ----
TOTAL COMMON STOCKS..................................................            8,556,901,728      99.8%
                                                                                --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 12,244,903 $   12,244,903        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S)  DFA Short Term Investment Fund................................... 31,067,703    359,453,327        4.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,836,679,796)................................................            $8,928,599,958      104.1%
                                                                                   ==============      =====

As of October 31, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    110     12/21/18  $15,378,064 $14,911,050   $(467,014)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $15,378,064 $14,911,050   $(467,014)
                                                                        =========== ===========   =========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Real Estate.............................................. $8,556,901,728            --       -- $8,556,901,728
Temporary Cash Investments..................................     12,244,903            --       --     12,244,903
Securities Lending Collateral...............................             --  $359,453,327       --    359,453,327
Futures Contracts**.........................................       (467,014)           --       --       (467,014)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $8,568,679,617  $359,453,327       -- $8,928,132,944
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (5.7%)
    BHP Billiton, Ltd................................................   842,811          $ 19,446,724                 0.4%
#   Commonwealth Bank of Australia...................................   461,654            22,699,913                 0.5%
    CSL, Ltd.........................................................   133,309            17,796,369                 0.4%
#   Westpac Banking Corp.............................................   847,720            16,103,058                 0.4%
    Other Securities.................................................                     195,378,170                 4.2%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     271,424,234                 5.9%
                                                                                         ------------                 ---
AUSTRIA -- (0.3%)
    Other Securities.................................................                      12,795,049                 0.3%
                                                                                         ------------                 ---
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV.......................................   240,375            17,778,450                 0.4%
    Other Securities.................................................                      29,344,390                 0.6%
                                                                                         ------------                 ---
TOTAL BELGIUM........................................................                      47,122,840                 1.0%
                                                                                         ------------                 ---
CANADA -- (8.7%)
    Bank of Montreal.................................................   170,834            12,768,133                 0.3%
    Canadian National Railway Co.....................................   149,760            12,802,606                 0.3%
    Royal Bank of Canada.............................................   239,620            17,459,342                 0.4%
    Toronto-Dominion Bank (The)......................................   232,719            12,910,075                 0.3%
    Other Securities.................................................                     354,830,713                 7.7%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     410,770,869                 9.0%
                                                                                         ------------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................   483,626            20,886,141                 0.4%
    Other Securities.................................................                      50,399,702                 1.1%
                                                                                         ------------                 ---
TOTAL DENMARK........................................................                      71,285,843                 1.5%
                                                                                         ------------                 ---
FINLAND -- (1.0%)
    Other Securities.................................................                      48,485,817                 1.1%
                                                                                         ------------                 ---
FRANCE -- (9.1%)
    Air Liquide SA...................................................   121,498            14,687,436                 0.3%
    Airbus SE........................................................   178,673            19,745,908                 0.4%
    LVMH Moet Hennessy Louis Vuitton SE..............................    85,899            26,062,223                 0.6%
    Sanofi...........................................................   227,436            20,323,811                 0.4%
#   Total SA.........................................................   510,163            29,934,030                 0.7%
    Vinci SA.........................................................   155,899            13,874,917                 0.3%
    Other Securities.................................................                     307,268,359                 6.7%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     431,896,684                 9.4%
                                                                                         ------------                 ---
GERMANY -- (6.9%)
    Adidas AG........................................................    55,653            13,087,577                 0.3%
    Allianz SE.......................................................    64,453            13,426,839                 0.3%
    BASF SE..........................................................   282,118            21,649,316                 0.5%
    Bayer AG.........................................................   182,613            13,997,730                 0.3%
    Daimler AG.......................................................   315,131            18,667,289                 0.4%
    Deutsche Telekom AG.............................................. 1,070,240            17,553,730                 0.4%
    SAP SE...........................................................   193,351            20,702,757                 0.5%
    Siemens AG.......................................................   156,357            17,972,740                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                   $  188,398,120                4.0%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                      325,456,098                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.7%)
    AIA Group, Ltd................................................... 3,407,600             25,921,759                0.6%
    Other Securities.................................................                      102,017,967                2.2%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      127,939,726                2.8%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                       27,372,984                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.5%)
    Other Securities.................................................                       23,643,126                0.5%
                                                                                        --------------               ----
ITALY -- (2.0%)
    Other Securities.................................................                       94,581,044                2.1%
                                                                                        --------------               ----
JAPAN -- (22.8%)
    KDDI Corp........................................................   554,400             13,416,389                0.3%
    SoftBank Group Corp..............................................   286,788             22,696,054                0.5%
    Sony Corp........................................................   358,400             19,395,434                0.4%
    Toyota Motor Corp................................................   568,223             33,287,032                0.7%
    Other Securities.................................................                      989,928,220               21.6%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    1,078,723,129               23.5%
                                                                                        --------------               ----
NETHERLANDS -- (2.9%)
#   Unilever NV......................................................   268,265             14,415,222                0.3%
    Other Securities.................................................                      122,845,507                2.7%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      137,260,729                3.0%
                                                                                        --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                       13,786,227                0.3%
                                                                                        --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       43,740,745                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        7,298,014                0.2%
                                                                                        --------------               ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                       52,299,823                1.1%
                                                                                        --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        2,649,019                0.1%
                                                                                        --------------               ----
SPAIN -- (2.4%)
    Banco Santander SA............................................... 3,635,787             17,298,906                0.4%
    Other Securities.................................................                       97,051,594                2.1%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                      114,350,500                2.5%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                      119,456,634                2.6%
                                                                                        --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWITZERLAND -- (7.0%)
      Nestle SA...................................................    825,815         $   69,717,848                 1.5%
      Novartis AG.................................................    448,358             39,263,740                 0.9%
      Roche Holding AG............................................    217,168             52,850,528                 1.2%
      Zurich Insurance Group AG...................................     39,986             12,414,899                 0.3%
      Other Securities............................................                       157,933,918                 3.3%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       332,180,933                 7.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.6%)
#     Anglo American P.L.C........................................    633,533             13,521,734                 0.3%
#     AstraZeneca P.L.C., Sponsored ADR...........................    461,956             17,914,654                 0.4%
      BP P.L.C., Sponsored ADR....................................    850,212             36,873,716                 0.8%
      British American Tobacco P.L.C..............................    330,890             14,344,169                 0.3%
      Diageo P.L.C., Sponsored ADR................................    128,576             17,764,060                 0.4%
#     GlaxoSmithKline P.L.C., Sponsored ADR.......................    428,638             16,742,600                 0.4%
      Glencore P.L.C..............................................  3,751,272             15,266,398                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................    566,380             23,272,554                 0.5%
      Royal Dutch Shell P.L.C., Class A...........................    491,594             15,661,251                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    352,746             22,290,036                 0.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    381,601             25,075,002                 0.5%
      Unilever P.L.C., Sponsored ADR..............................    274,641             14,550,480                 0.3%
      Other Securities............................................                       454,538,493                10.0%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       687,815,147                15.0%
                                                                                      --------------               -----
UNITED STATES -- (0.3%)
      Other Securities............................................                        12,020,044                 0.3%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     4,494,355,258                98.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities............................................                        26,120,326                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                            35,944                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        26,156,270                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                           142,874                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     4,520,654,402
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S)  DFA Short Term Investment Fund.............................. 17,834,881            206,349,572                 4.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,377,817,902)...........................................                    $4,727,003,974               103.0%
                                                                                      ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


As of October 31, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................     85     12/21/18  $ 8,249,548 $ 7,703,125  $  (546,423)
S&P 500(R)/ /Emini Index..........................    180     12/21/18   26,377,503  24,399,900   (1,977,603)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $34,627,051 $32,103,025  $(2,524,026)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $  7,555,187  $  263,869,047       -- $  271,424,234
   Austria..................................................           --      12,795,049       --     12,795,049
   Belgium..................................................      686,312      46,436,528       --     47,122,840
   Canada...................................................  410,770,869              --       --    410,770,869
   Denmark..................................................    2,611,829      68,674,014       --     71,285,843
   Finland..................................................           --      48,485,817       --     48,485,817
   France...................................................    9,112,228     422,784,456       --    431,896,684
   Germany..................................................   14,102,358     311,353,740       --    325,456,098
   Hong Kong................................................      567,682     127,372,044       --    127,939,726
   Ireland..................................................    5,538,038      21,834,946       --     27,372,984
   Israel...................................................    6,422,664      17,220,462       --     23,643,126
   Italy....................................................    5,803,661      88,777,383       --     94,581,044
   Japan....................................................   30,613,027   1,048,110,102       --  1,078,723,129
   Netherlands..............................................   32,986,843     104,273,886       --    137,260,729
   New Zealand..............................................           --      13,786,227       --     13,786,227
   Norway...................................................    1,180,664      42,560,081       --     43,740,745
   Portugal.................................................           --       7,298,014       --      7,298,014
   Singapore................................................           --      52,299,823       --     52,299,823
   South Africa.............................................           --       2,649,019       --      2,649,019
   Spain....................................................    5,596,482     108,754,018       --    114,350,500
   Sweden...................................................           --     119,456,634       --    119,456,634
   Switzerland..............................................   18,646,732     313,534,201       --    332,180,933
   United Kingdom...........................................  232,445,261     455,369,886       --    687,815,147
   United States............................................   12,020,044              --       --     12,020,044
Preferred Stocks
   Germany..................................................           --      26,120,326       --     26,120,326
   United Kingdom...........................................           --          35,944       --         35,944
Rights/Warrants
   Canada...................................................           --           1,624       --          1,624
   Spain....................................................           --         141,250       --        141,250
Securities Lending Collateral...............................           --     206,349,572       --    206,349,572
Futures Contracts**.........................................   (2,524,026)             --       --     (2,524,026)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $794,135,855  $3,930,344,093       -- $4,724,479,948
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd....................... 2,907,568         $   53,518,612                0.2%
    BHP Billiton, Ltd................................................ 4,074,214             94,006,981                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             65,353,351                0.3%
#   National Australia Bank, Ltd..................................... 2,976,124             53,300,953                0.2%
    Other Securities.................................................                    1,415,183,010                5.1%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,681,362,907                6.2%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      169,629,438                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Other Securities.................................................                      332,209,498                1.2%
                                                                                        --------------                ---
CANADA -- (8.7%)
#   Bank of Montreal.................................................   847,416             63,335,872                0.3%
#   Bank of Nova Scotia (The)........................................   971,369             52,172,229                0.2%
#   Barrick Gold Corp................................................ 4,637,776             58,204,089                0.2%
*   Bausch Health Cos., Inc.......................................... 2,291,320             52,425,402                0.2%
    Canadian Natural Resources, Ltd.................................. 1,959,071             53,521,820                0.2%
    Suncor Energy, Inc............................................... 1,806,178             60,163,789                0.2%
    Other Securities.................................................                    2,135,323,859                7.8%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,475,147,060                9.1%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      463,193,348                1.7%
                                                                                        --------------                ---
FINLAND -- (1.7%)
    UPM-Kymmene Oyj.................................................. 1,767,276             56,815,686                0.2%
    Other Securities.................................................                      438,599,655                1.6%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      495,415,341                1.8%
                                                                                        --------------                ---
FRANCE -- (7.3%)
    BNP Paribas SA................................................... 1,166,095             60,769,923                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             59,714,140                0.2%
    Orange SA........................................................ 4,316,492             67,373,317                0.3%
    Peugeot SA....................................................... 3,354,230             79,732,671                0.3%
#   Total SA......................................................... 2,068,538            121,372,345                0.5%
    Other Securities.................................................                    1,681,000,568                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,069,962,964                7.6%
                                                                                        --------------                ---
GERMANY -- (6.7%)
    Allianz SE.......................................................   354,255             73,798,345                0.3%
    BASF SE.......................................................... 1,584,387            121,583,501                0.5%
    Bayerische Motoren Werke AG......................................   932,150             80,268,180                0.3%
    Daimler AG....................................................... 2,042,132            120,968,955                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            108,158,083                0.4%
    Other Securities.................................................                    1,406,216,742                5.0%
                                                                                        --------------                ---
TOTAL GERMANY........................................................                    1,910,993,806                7.0%
                                                                                        --------------                ---

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd...................................................  8,634,000         $   65,679,208                0.3%
    Other Securities.................................................                       634,621,599                2.3%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       700,300,807                2.6%
                                                                                         --------------               ----
IRELAND -- (0.5%)
    Other Securities.................................................                       143,750,072                0.5%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       192,895,490                0.7%
                                                                                         --------------               ----
ITALY -- (2.7%)
    Eni SpA..........................................................  3,159,477             56,111,526                0.2%
    Other Securities.................................................                       720,123,109                2.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       776,234,635                2.9%
                                                                                         --------------               ----
JAPAN -- (23.1%)
    Hitachi, Ltd.....................................................  1,750,885             53,524,896                0.2%
    Honda Motor Co., Ltd.............................................  2,640,923             75,386,549                0.3%
    Mitsubishi UFJ Financial Group, Inc..............................  9,798,000             59,302,283                0.2%
    SoftBank Group Corp..............................................  1,002,632             79,347,050                0.3%
    Toyota Motor Corp................................................  2,741,740            160,613,677                0.6%
    Other Securities.................................................                     6,162,918,152               22.7%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     6,591,092,607               24.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.5%)
    Other Securities.................................................                       706,940,485                2.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                       122,214,407                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       288,085,136                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        68,175,578                0.3%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       294,037,402                1.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        14,232,623                0.1%
                                                                                         --------------               ----
SPAIN -- (2.2%)
    Banco Santander SA............................................... 13,286,562             63,216,847                0.2%
    Iberdrola S.A....................................................  8,184,790             57,914,096                0.2%
    Other Securities.................................................                       500,546,543                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       621,677,486                2.3%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       724,606,662                2.7%
                                                                                         --------------               ----
SWITZERLAND -- (5.5%)
    ABB, Ltd.........................................................  2,929,611             58,948,282                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                 PERCENTAGE
                                                                     SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................   2,417,067         $   204,056,248                0.8%
      Novartis AG.................................................     656,395              57,482,017                0.2%
      Novartis AG, Sponsored ADR..................................     953,193              83,366,260                0.3%
      Roche Holding AG............................................     233,550              56,837,291                0.2%
      Zurich Insurance Group AG...................................     183,572              56,995,642                0.2%
      Other Securities............................................                       1,040,163,190                3.8%
                                                                                       ---------------              -----
TOTAL SWITZERLAND.................................................                       1,557,848,930                5.7%
                                                                                       ---------------              -----
UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C........................................   4,549,559              97,102,953                0.4%
      BP P.L.C., Sponsored ADR....................................   4,355,662             188,905,061                0.7%
      Glencore P.L.C..............................................  20,310,264              82,655,858                0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................   3,624,650             148,936,868                0.6%
      Lloyds Banking Group P.L.C..................................  73,603,870              53,711,586                0.2%
      Rio Tinto P.L.C., Sponsored ADR.............................   1,875,418              92,439,353                0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............   1,546,368              97,714,994                0.4%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class B............   1,716,768             112,808,825                0.4%
      Tesco P.L.C.................................................  23,595,438              64,260,358                0.2%
      Vodafone Group P.L.C........................................  31,621,342              59,465,140                0.2%
      Other Securities............................................                       3,294,014,058               12.1%
                                                                                       ---------------              -----
TOTAL UNITED KINGDOM..............................................                       4,292,015,054               15.8%
                                                                                       ---------------              -----
UNITED STATES -- (0.1%)
      Other Securities............................................                          31,925,423                0.1%
                                                                                       ---------------              -----
TOTAL COMMON STOCKS...............................................                      26,723,947,159               98.4%
                                                                                       ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...............................................     534,724              89,835,193                0.3%
      Other Securities............................................                          75,044,195                0.3%
                                                                                       ---------------              -----
TOTAL GERMANY.....................................................                         164,879,388                0.6%
                                                                                       ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                             227,215                0.0%
                                                                                       ---------------              -----
TOTAL PREFERRED STOCKS............................................                         165,106,603                0.6%
                                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             829,815                0.0%
                                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                      26,889,883,577
                                                                                       ---------------

                                                                                           VALUE+
                                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  DFA Short Term Investment Fund.............................. 138,672,959           1,604,446,132                5.9%
                                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $27,212,489,786)..........................................                     $28,494,329,709              104.9%
                                                                                       ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,260    12/21/18  $179,428,497 $170,799,300  $(8,629,197)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $179,428,497 $170,799,300  $(8,629,197)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Australia................................................ $   51,585,594  $ 1,629,777,313       -- $ 1,681,362,907
   Austria..................................................         62,748      169,566,690       --     169,629,438
   Belgium..................................................     10,337,449      321,872,049       --     332,209,498
   Canada...................................................  2,475,146,295              765       --   2,475,147,060
   Denmark..................................................     25,704,320      437,489,028       --     463,193,348
   Finland..................................................      2,837,839      492,577,502       --     495,415,341
   France...................................................     73,777,483    1,996,185,481       --   2,069,962,964
   Germany..................................................     70,394,230    1,840,599,576       --   1,910,993,806
   Hong Kong................................................      1,070,255      699,230,552       --     700,300,807
   Ireland..................................................     18,766,492      124,983,580       --     143,750,072
   Israel...................................................     23,743,656      169,151,834       --     192,895,490
   Italy....................................................     20,461,616      755,773,019       --     776,234,635
   Japan....................................................    124,324,155    6,466,768,452       --   6,591,092,607
   Netherlands..............................................    103,785,782      603,154,703       --     706,940,485
   New Zealand..............................................      1,691,985      120,522,422       --     122,214,407
   Norway...................................................     17,494,788      270,590,348       --     288,085,136
   Portugal.................................................        251,494       67,924,084       --      68,175,578
   Singapore................................................         63,714      293,973,688       --     294,037,402
   South Africa.............................................             --       14,232,623       --      14,232,623
   Spain....................................................     21,930,270      599,747,216       --     621,677,486
   Sweden...................................................      5,445,583      719,161,079       --     724,606,662
   Switzerland..............................................    115,614,974    1,442,233,956       --   1,557,848,930
   United Kingdom...........................................    983,834,859    3,308,180,195       --   4,292,015,054
   United States............................................     31,925,423               --       --      31,925,423
Preferred Stocks
   Germany..................................................             --      164,879,388       --     164,879,388
   United Kingdom...........................................             --          227,215       --         227,215
Rights/Warrants
   Canada...................................................             --            6,580       --           6,580
   Japan....................................................             --           53,850       --          53,850
   Norway...................................................             --           32,521       --          32,521
   Spain....................................................             --          708,825       --         708,825
   Sweden...................................................             --           28,039       --          28,039
Securities Lending Collateral...............................             --    1,604,446,132       --   1,604,446,132
Futures Contracts**.........................................     (8,629,197)              --       --      (8,629,197)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $4,171,621,807  $24,314,078,705       -- $28,485,700,512
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,732,462,404
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   3,208,487,359
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,114,123,719
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,382,817,849
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,118,718,689
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,556,610,020
                                                             ===============

As of October 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    710     12/21/18  $102,825,074 $96,244,050  $(6,581,024)
                                                                        ------------ -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $102,825,074 $96,244,050  $(6,581,024)
                                                                        ============ ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                 LEVEL 1      LEVEL 2  LEVEL 3       TOTAL
                                                             ---------------  -------- -------- ---------------
Affiliated Investment Companies............................. $12,556,610,020        --       -- $12,556,610,020
Futures Contracts**.........................................      (6,581,024)       --       --      (6,581,024)
                                                             ---------------  -------- -------- ---------------
TOTAL....................................................... $12,550,028,996        --       -- $12,550,028,996
                                                             ===============  ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 485,697 $17,009,120
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           4,166,472
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           3,450,118
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           2,590,497
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,056,846
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,059,835
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             990,244
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $32,384,566)........................................         $31,323,132
                                                                     ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $31,323,132       --       -- $31,323,132
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $31,323,132       --       -- $31,323,132
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $623,019,366
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $623,019,366
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $346,493,331
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $346,493,331
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $36,360,672
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $36,360,672
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company............................................ $646,482,769
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $646,482,769
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (16.7%)
    Dexus............................................................ 13,481,565          $ 97,408,609                 1.8%
    Goodman Group.................................................... 21,725,375           159,669,423                 2.9%
    GPT Group (The).................................................. 22,229,488            81,298,174                 1.5%
    Mirvac Group..................................................... 36,840,624            56,669,569                 1.1%
    Scentre Group.................................................... 69,598,030           196,075,677                 3.6%
    Stockland........................................................ 32,509,244            83,162,340                 1.5%
    Vicinity Centres................................................. 43,840,990            82,240,206                 1.5%
    Other Securities.................................................                      177,346,491                 3.3%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      933,870,489                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.2%)
    Cofinimmo SA.....................................................    318,752            38,117,881                 0.7%
    Other Securities.................................................                       86,217,258                 1.6%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      124,335,139                 2.3%
                                                                                          ------------                ----
CANADA -- (5.7%)
#   Canadian Apartment Properties REIT...............................    962,717            34,232,050                 0.6%
#   RioCan Real Estate Investment Trust..............................  2,161,300            39,402,332                 0.7%
    Other Securities.................................................                      241,526,769                 4.5%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      315,161,151                 5.8%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,587,856                 0.2%
                                                                                          ------------                ----
FRANCE -- (6.2%)
    Fonciere Des Regions.............................................    495,710            49,740,072                 0.9%
    Gecina SA........................................................    623,014            91,372,976                 1.7%
    ICADE............................................................    457,634            38,777,996                 0.7%
    Klepierre SA.....................................................  2,633,836            89,253,909                 1.7%
*   Unibail-Rodamco-Westfield (BF2PQ09)..............................    321,639            58,390,729                 1.1%
    Other Securities.................................................                       20,624,169                 0.3%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      348,159,851                 6.4%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       44,980,081                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                          709,114                 0.0%
                                                                                          ------------                ----
HONG KONG -- (5.5%)
    Link REIT........................................................ 28,134,905           250,037,370                 4.6%
    Other Securities.................................................                       55,974,625                 1.0%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      306,011,995                 5.6%
                                                                                          ------------                ----
IRELAND -- (0.3%)
    Other Securities.................................................                       16,635,136                 0.3%
                                                                                          ------------                ----
ITALY -- (0.4%)
    Other Securities.................................................                       20,077,050                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (23.3%)
    Activia Properties, Inc..........................................      7,843         $   32,550,539                0.6%
    Advance Residence Investment Corp................................     16,017             40,919,828                0.7%
    Daiwa House REIT Investment Corp.................................     21,877             47,941,668                0.9%
    GLP J-Reit.......................................................     37,952             37,555,253                0.7%
    Japan Hotel REIT Investment Corp.................................     53,904             38,347,436                0.7%
    Japan Prime Realty Investment Corp...............................     11,065             39,481,630                0.7%
    Japan Real Estate Investment Corp................................     16,507             85,190,017                1.6%
    Japan Retail Fund Investment Corp................................     34,772             64,223,602                1.2%
#   Kenedix Office Investment Corp...................................      5,980             37,057,682                0.7%
    Nippon Building Fund, Inc........................................     17,771            101,554,806                1.9%
    Nippon Prologis REIT, Inc........................................     23,096             46,490,101                0.9%
    Nomura Real Estate Master Fund, Inc..............................     50,344             65,209,403                1.2%
    Orix JREIT, Inc..................................................     34,652             53,010,746                1.0%
    United Urban Investment Corp.....................................     38,987             59,270,362                1.1%
    Other Securities.................................................                       551,397,084               10.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,300,200,157               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        28,726,120                0.5%
                                                                                         --------------               ----
MEXICO -- (1.5%)
#   Fibra Uno Administracion S.A. de C.V............................. 40,779,024             43,663,312                0.8%
    Other Securities.................................................                        40,986,939                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                        84,650,251                1.6%
                                                                                         --------------               ----
NETHERLANDS -- (5.8%)
*   Unibail-Rodamco-Westfield (BDDR365)..............................  9,245,219             83,654,386                1.5%
    Unibail-Rodamco-Westfield (BFYM460)..............................    978,160            177,006,850                3.2%
    Other Securities.................................................                        63,147,166                1.2%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       323,808,402                5.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.9%)
    Other Securities.................................................                        48,452,594                0.9%
                                                                                         --------------               ----
SINGAPORE -- (8.4%)
    Ascendas Real Estate Investment Trust............................ 33,198,800             60,451,392                1.1%
    CapitaLand Commercial Trust...................................... 35,071,049             43,823,025                0.8%
    CapitaLand Mall Trust............................................ 34,117,500             51,964,759                1.0%
    Suntec Real Estate Investment Trust.............................. 30,935,400             39,590,835                0.7%
    Other Securities.................................................                       270,080,775                5.0%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       465,910,786                8.6%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
#   Growthpoint Properties, Ltd...................................... 37,829,745             58,080,440                1.1%
    Redefine Properties, Ltd......................................... 76,570,243             49,767,829                0.9%
    Other Securities.................................................                        71,874,250                1.3%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       179,722,519                3.3%
                                                                                         --------------               ----
SPAIN -- (1.4%)
    Merlin Properties Socimi SA......................................  4,741,160             59,407,089                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   16,962,167                 0.3%
                                                                                      --------------               -----
TOTAL SPAIN.......................................................                        76,369,256                 1.4%
                                                                                      --------------               -----
TAIWAN -- (0.2%)
      Other Securities............................................                        11,564,947                 0.2%
                                                                                      --------------               -----
TURKEY -- (0.2%)
      Other Securities............................................                        11,445,417                 0.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (12.8%)
      British Land Co. P.L.C. (The)............................... 13,612,822            102,808,465                 1.9%
      Derwent London P.L.C........................................  1,549,878             57,955,629                 1.1%
      Great Portland Estates P.L.C................................  4,560,112             40,574,206                 0.8%
      Hammerson P.L.C............................................. 11,774,826             65,738,702                 1.2%
#     Intu Properties P.L.C....................................... 12,860,835             32,169,430                 0.6%
      Land Securities Group P.L.C.................................  9,966,962            108,421,613                 2.0%
      Segro P.L.C................................................. 13,888,354            108,882,907                 2.0%
      Shaftesbury P.L.C...........................................  3,263,025             37,364,817                 0.7%
      Other Securities............................................                       158,430,204                 2.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       712,345,973                13.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,366,724,284                98.6%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..............................................                                18                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,366,724,302
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  DFA Short Term Investment Fund.............................. 18,523,496            214,316,850                 3.9%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,600,667,483)...........................................                    $5,581,041,152               102.5%
                                                                                      ==============               =====

As of October 31, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    287     12/21/18  $39,883,892 $38,904,285   $(979,607)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $39,883,892 $38,904,285   $(979,607)
                                                                        =========== ===========   =========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $    124,434  $  933,746,055       -- $  933,870,489
   Belgium..................................................           --     124,335,139       --    124,335,139
   Canada...................................................  315,161,151              --       --    315,161,151
   China....................................................           --      13,587,856       --     13,587,856
   France...................................................   58,390,729     289,769,122       --    348,159,851
   Germany..................................................           --      44,980,081       --     44,980,081
   Greece...................................................           --         709,114       --        709,114
   Hong Kong................................................           --     306,011,995       --    306,011,995
   Ireland..................................................           --      16,635,136       --     16,635,136
   Italy....................................................           --      20,077,050       --     20,077,050
   Japan....................................................           --   1,300,200,157       --  1,300,200,157
   Malaysia.................................................           --      28,726,120       --     28,726,120
   Mexico...................................................   84,650,251              --       --     84,650,251
   Netherlands..............................................           --     323,808,402       --    323,808,402
   New Zealand..............................................           --      48,452,594       --     48,452,594
   Singapore................................................    1,638,747     464,272,039       --    465,910,786
   South Africa.............................................           --     179,722,519       --    179,722,519
   Spain....................................................           --      76,369,256       --     76,369,256
   Taiwan...................................................    2,313,273       9,251,674       --     11,564,947
   Turkey...................................................           --      11,445,417       --     11,445,417
   United Kingdom...........................................           --     712,345,973       --    712,345,973
Rights/Warrants
   Italy....................................................           --              18       --             18
Securities Lending Collateral...............................           --     214,316,850       --    214,316,850
Futures Contracts**.........................................     (979,607)             --       --       (979,607)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $461,298,978  $5,118,762,567       -- $5,580,061,545
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (46.7%)
UNITED STATES -- (46.7%)
#   Alexandria Real Estate Equities, Inc.............................     393,708         $   48,122,929                0.6%
    American Homes 4 Rent, Class A...................................     976,314             20,570,945                0.3%
    American Tower Corp..............................................   1,668,672            259,995,784                3.5%
    Apartment Investment & Management Co., Class A...................     579,500             24,941,680                0.3%
    AvalonBay Communities, Inc.......................................     514,371             90,210,386                1.2%
    Boston Properties, Inc...........................................     578,083             69,809,303                0.9%
    Camden Property Trust............................................     345,837             31,218,706                0.4%
    Crown Castle International Corp..................................   1,552,985            168,871,589                2.3%
    Digital Realty Trust, Inc........................................     771,189             79,632,955                1.1%
    Douglas Emmett, Inc..............................................     593,926             21,494,182                0.3%
    Duke Realty Corp.................................................   1,332,947             36,749,349                0.5%
    Equinix, Inc.....................................................     296,276            112,211,572                1.5%
    Equity LifeStyle Properties, Inc.................................     315,544             29,878,861                0.4%
    Equity Residential...............................................   1,371,715             89,106,606                1.2%
    Essex Property Trust, Inc........................................     244,949             61,428,310                0.8%
    Extra Space Storage, Inc.........................................     471,935             42,502,466                0.6%
    Federal Realty Investment Trust..................................     274,076             33,999,128                0.5%
    Gaming and Leisure Properties, Inc...............................     751,732             25,325,851                0.3%
    HCP, Inc.........................................................   1,735,270             47,806,688                0.6%
    Host Hotels & Resorts, Inc.......................................   2,763,423             52,809,014                0.7%
#   Iron Mountain, Inc...............................................   1,012,781             31,001,226                0.4%
    Kilroy Realty Corp...............................................     385,200             26,532,576                0.4%
#   Kimco Realty Corp................................................   1,557,614             25,062,009                0.3%
    Lamar Advertising Co., Class A...................................     309,099             22,663,139                0.3%
    Liberty Property Trust...........................................     539,340             22,582,166                0.3%
#   Macerich Co. (The)...............................................     438,759             22,648,740                0.3%
#   Medical Properties Trust, Inc....................................   1,341,493             19,934,586                0.3%
    Mid-America Apartment Communities, Inc...........................     420,765             41,112,901                0.6%
    National Retail Properties, Inc..................................     574,764             26,870,217                0.4%
#   Omega Healthcare Investors, Inc..................................     737,221             24,586,320                0.3%
    Park Hotels & Resorts, Inc.......................................     736,467             21,409,096                0.3%
#   Prologis, Inc....................................................   2,340,726            150,906,610                2.0%
    Public Storage...................................................     587,056            120,622,396                1.6%
#   Realty Income Corp...............................................   1,083,114             65,279,281                0.9%
    Regency Centers Corp.............................................     564,643             35,775,755                0.5%
*   SBA Communications Corp..........................................     424,333             68,814,083                0.9%
    Simon Property Group, Inc........................................   1,170,435            214,798,231                2.9%
    SL Green Realty Corp.............................................     347,980             31,756,655                0.4%
    Sun Communities, Inc.............................................     316,253             31,773,939                0.4%
    UDR, Inc.........................................................     996,243             39,042,763                0.5%
    Ventas, Inc......................................................   1,334,360             77,446,254                1.0%
    VEREIT, Inc......................................................   3,563,432             26,119,957                0.4%
    Vornado Realty Trust.............................................     638,707             43,483,173                0.6%
    Welltower, Inc...................................................   1,382,296             91,328,297                1.2%
    WP Carey, Inc....................................................     395,900             26,133,359                0.4%
    Other Securities.................................................                        881,691,342               11.7%
                                                                                          --------------               ----
TOTAL UNITED STATES..................................................                      3,536,061,375               47.3%
                                                                                          --------------               ----

                                                                                              VALUE+
                                                                                  -------------------------------
AFFILIATED INVESTMENT COMPANIES -- (52.1%)
    DFA International Real Estate Securities Portfolio of DFA
      Investment Dimensions Group Inc................................ 532,858,368          2,584,363,087               34.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
      DFA Real Estate Securities Portfolio of DFA Investment
        Dimensions Group Inc........................................... 39,691,988 $1,355,084,462       18.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................             3,939,447,549       52.7%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES............................................             7,475,508,924
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S)  DFA Short Term Investment Fund...................................  7,695,331     89,034,975        1.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,012,251,248)................................................            $7,564,543,899      101.2%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   United States............................................ $3,536,061,375          --       -- $3,536,061,375
Affiliated Investment Companies.............................  3,939,447,549          --       --  3,939,447,549
Securities Lending Collateral...............................             -- $89,034,975       --     89,034,975
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $7,475,508,924 $89,034,975       -- $7,564,543,899
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (6.9%)
    Beach Energy, Ltd................................................ 45,213,376         $   56,317,617                0.4%
    Cleanaway Waste Management, Ltd.................................. 49,762,479             63,613,217                0.5%
    Downer EDI, Ltd.................................................. 12,098,311             59,564,303                0.4%
#   Metcash, Ltd..................................................... 24,405,916             47,700,290                0.4%
    OZ Minerals, Ltd.................................................  8,363,043             53,648,495                0.4%
    WorleyParsons, Ltd...............................................  6,620,294             68,475,245                0.5%
    Other Securities.................................................                       646,089,888                4.6%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       995,409,055                7.2%
                                                                                         --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..................................................  2,643,351             60,799,719                0.5%
    Other Securities.................................................                        80,385,253                0.5%
                                                                                         --------------                ---
TOTAL AUSTRIA........................................................                       141,184,972                1.0%
                                                                                         --------------                ---
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV........................................    387,382             60,988,429                0.4%
    Other Securities.................................................                       134,339,736                1.0%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       195,328,165                1.4%
                                                                                         --------------                ---
CANADA -- (7.8%)
#   Genworth MI Canada, Inc..........................................  1,455,448             47,772,348                0.4%
#   Laurentian Bank of Canada........................................  1,606,899             50,729,403                0.4%
#*  MEG Energy Corp..................................................  8,523,149             68,174,833                0.5%
#   Whitecap Resources, Inc..........................................  9,868,194             48,274,655                0.4%
    Other Securities.................................................                       918,558,919                6.5%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,133,510,158                8.2%
                                                                                         --------------                ---
DENMARK -- (1.5%)
    Jyske Bank A.S...................................................  1,638,653             66,907,755                0.5%
    Other Securities.................................................                       152,743,790                1.1%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       219,651,545                1.6%
                                                                                         --------------                ---
FINLAND -- (2.5%)
    Kesko Oyj, Class B...............................................  1,725,545            100,776,263                0.7%
    Other Securities.................................................                       260,301,853                1.9%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       361,078,116                2.6%
                                                                                         --------------                ---
FRANCE -- (3.9%)
    Rexel SA.........................................................  7,270,089             92,674,113                0.7%
    Other Securities.................................................                       466,884,111                3.4%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       559,558,224                4.1%
                                                                                         --------------                ---
GERMANY -- (5.9%)
    Aareal Bank AG...................................................  2,002,927             74,511,427                0.6%
    Aurubis AG.......................................................  1,192,453             72,381,298                0.5%
#   K+S AG...........................................................  3,812,044             70,987,786                0.5%
    Rheinmetall AG...................................................    804,102             69,589,950                0.5%
    Salzgitter AG....................................................  1,317,634             52,663,113                0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                    $  508,555,901                3.6%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       848,689,475                6.1%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Security...................................................                             1,946                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    Other Securities.................................................                       413,779,977                3.0%
                                                                                         --------------               ----
IRELAND -- (0.2%)
    Other Securities.................................................                        35,831,804                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       108,314,807                0.8%
                                                                                         --------------               ----
ITALY -- (4.7%)
#*  Banco BPM SpA.................................................... 28,122,148             52,719,523                0.4%
#   BPER Banca....................................................... 15,024,404             57,017,603                0.4%
#   Buzzi Unicem SpA.................................................  2,509,081             48,179,888                0.4%
*   Saipem SpA....................................................... 14,429,357             78,910,260                0.6%
#   Unione di Banche Italiane SpA.................................... 26,691,605             81,467,010                0.6%
    Unipol Gruppo SpA................................................ 12,632,436             50,839,143                0.4%
    Other Securities.................................................                       313,107,635                2.1%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       682,241,062                4.9%
                                                                                         --------------               ----
JAPAN -- (25.7%)
    Other Securities.................................................                     3,718,577,841               27.0%
                                                                                         --------------               ----
NETHERLANDS -- (2.6%)
    APERAM SA........................................................  1,618,075             55,253,757                0.4%
    ASR Nederland NV.................................................  1,552,720             70,489,169                0.5%
#   Boskalis Westminster.............................................  2,419,204             69,558,919                0.5%
    SBM Offshore NV..................................................  5,517,816             95,074,179                0.7%
    Other Securities.................................................                        81,455,869                0.6%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       371,831,893                2.7%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        52,936,849                0.4%
                                                                                         --------------               ----
NORWAY -- (1.1%)
    Other Securities.................................................                       155,970,494                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        51,386,839                0.4%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       132,162,718                1.0%
                                                                                         --------------               ----
SPAIN -- (2.7%)
#   Acciona SA.......................................................    827,998             69,842,668                0.5%
    Acerinox SA......................................................  4,596,941             51,365,849                0.4%
    Other Securities.................................................                       263,804,875                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       385,013,392                2.8%
                                                                                         --------------               ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.2%)
      Other Securities............................................                    $   316,156,334                2.3%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Helvetia Holding AG.........................................    150,248              92,030,720                0.7%
      Other Securities............................................                        490,801,792                3.5%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        582,832,512                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (14.3%)
      Bellway P.L.C...............................................  3,116,665             114,311,815                0.8%
      Bovis Homes Group P.L.C.....................................  4,858,289              60,048,260                0.4%
      Close Brothers Group P.L.C..................................  2,966,130              55,710,336                0.4%
      Grafton Group P.L.C.........................................  5,085,642              46,981,269                0.4%
      Greene King P.L.C...........................................  8,127,394              50,019,183                0.4%
      GVC Holdings P.L.C..........................................  3,679,761              44,077,517                0.3%
      Hiscox, Ltd.................................................  5,581,041             115,931,579                0.9%
      Meggitt P.L.C............................................... 13,533,476              91,562,169                0.7%
      National Express Group P.L.C................................ 10,136,182              51,792,580                0.4%
      Phoenix Group Holdings...................................... 10,989,912              84,469,993                0.6%
      Redrow P.L.C................................................  7,498,489              50,629,786                0.4%
      Travis Perkins P.L.C........................................  3,301,184              46,624,925                0.3%
*     Tullow Oil P.L.C............................................ 18,574,455              53,291,295                0.4%
      Vesuvius P.L.C..............................................  7,530,906              52,250,106                0.4%
      Other Securities............................................                      1,151,749,919                8.2%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,069,450,732               15.0%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,530,898,910               98.1%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         11,723,105                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             31,988                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                     13,542,654,003
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.5%)
@(S)  DFA Short Term Investment Fund.............................. 81,944,375             948,096,417                6.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,767,070,308)..........................................                    $14,490,750,420              105.1%
                                                                                      ===============              =====

As of October 31, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,040    12/21/18  $142,657,782 $140,977,200  $(1,680,582)
                                                ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...                      $142,657,782 $140,977,200  $(1,680,582)
                                                ============ ============  ===========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------------
                                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                              --------------  --------------- -------- ---------------
Common Stocks
   Australia.................................             --  $   995,409,055       -- $   995,409,055
   Austria...................................             --      141,184,972       --     141,184,972
   Belgium...................................             --      195,328,165       --     195,328,165
   Canada.................................... $1,133,509,391              767       --   1,133,510,158
   Denmark...................................             --      219,651,545       --     219,651,545
   Finland...................................             --      361,078,116       --     361,078,116
   France....................................             --      559,558,224       --     559,558,224
   Germany...................................             --      848,689,475       --     848,689,475
   Greece....................................             --            1,946       --           1,946
   Hong Kong.................................         21,105      413,758,872       --     413,779,977
   Ireland...................................             --       35,831,804       --      35,831,804
   Israel....................................             --      108,314,807       --     108,314,807
   Italy.....................................             --      682,241,062       --     682,241,062
   Japan.....................................     32,014,511    3,686,563,330       --   3,718,577,841
   Netherlands...............................             --      371,831,893       --     371,831,893
   New Zealand...............................      1,604,908       51,331,941       --      52,936,849
   Norway....................................             --      155,970,494       --     155,970,494
   Portugal..................................             --       51,386,839       --      51,386,839
   Singapore.................................        481,385      131,681,333       --     132,162,718
   Spain.....................................             --      385,013,392       --     385,013,392
   Sweden....................................      1,600,589      314,555,745       --     316,156,334
   Switzerland...............................             --      582,832,512       --     582,832,512
   United Kingdom............................             --    2,069,450,732       --   2,069,450,732
Preferred Stocks
   Germany...................................             --       11,723,105       --      11,723,105
Rights/Warrants
   Japan.....................................             --           31,988       --          31,988
Securities Lending Collateral................             --      948,096,417       --     948,096,417
Futures Contracts**..........................     (1,680,582)              --       --      (1,680,582)
                                              --------------  --------------- -------- ---------------
TOTAL........................................ $1,167,551,307  $13,321,518,531       -- $14,489,069,838
                                              ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd....................... 236,783          $  4,358,384                 0.2%
    BHP Billiton, Ltd................................................ 314,531             7,257,378                 0.3%
    BlueScope Steel, Ltd............................................. 393,907             4,037,784                 0.2%
    Macquarie Group, Ltd.............................................  48,718             4,062,705                 0.2%
#   National Australia Bank, Ltd..................................... 223,385             4,000,718                 0.2%
    Other Securities.................................................                   132,772,564                 5.3%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   156,489,533                 6.4%
                                                                                       ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                    18,505,728                 0.8%
                                                                                       ------------                 ---
BELGIUM -- (1.3%)
    Ageas............................................................ 107,511             5,379,310                 0.2%
    Other Securities.................................................                    28,518,426                 1.2%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    33,897,736                 1.4%
                                                                                       ------------                 ---
CANADA -- (8.8%)
    Bank of Nova Scotia (The)........................................  78,243             4,202,431                 0.2%
#   Barrick Gold Corp................................................ 620,770             7,790,663                 0.3%
*   Bausch Health Cos., Inc.......................................... 171,867             3,932,317                 0.2%
    Fairfax Financial Holdings, Ltd..................................   8,207             3,988,012                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             5,380,773                 0.2%
    Other Securities.................................................                   203,227,865                 8.3%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   228,522,061                 9.4%
                                                                                       ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S................................................  95,918             4,068,712                 0.2%
    ISS A.S.......................................................... 122,246             4,014,701                 0.2%
    Other Securities.................................................                    38,722,709                 1.5%
                                                                                       ------------                 ---
TOTAL DENMARK........................................................                    46,806,122                 1.9%
                                                                                       ------------                 ---
FINLAND -- (2.0%)
#   Neste Oyj........................................................  50,237             4,125,217                 0.2%
    UPM-Kymmene Oyj.................................................. 228,744             7,353,830                 0.3%
    Other Securities.................................................                    41,199,650                 1.7%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    52,678,697                 2.2%
                                                                                       ------------                 ---
FRANCE -- (6.5%)
    BNP Paribas SA...................................................  86,211             4,492,803                 0.2%
    Carrefour SA..................................................... 259,010             5,023,182                 0.2%
    Cie de Saint-Gobain.............................................. 133,576             5,032,000                 0.2%
    Orange SA........................................................ 287,736             4,491,084                 0.2%
    Peugeot SA....................................................... 315,797             7,506,742                 0.3%
    Renault SA.......................................................  53,306             3,980,568                 0.2%
    Total SA......................................................... 196,885            11,552,311                 0.5%
*   Ubisoft Entertainment SA.........................................  46,077             4,133,224                 0.2%
    Other Securities.................................................                   122,736,693                 4.9%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   168,948,607                 6.9%
                                                                                       ------------                 ---

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
GERMANY -- (5.8%)
    Allianz SE.......................................................  32,484          $  6,767,062                 0.3%
#   Daimler AG....................................................... 124,161             7,354,875                 0.3%
    E.ON SE.......................................................... 588,434             5,690,193                 0.2%
    Other Securities.................................................                   130,481,605                 5.4%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                   150,293,735                 6.2%
                                                                                       ------------                ----
HONG KONG -- (2.4%)
    Other Securities.................................................                    63,282,907                 2.6%
                                                                                       ------------                ----
IRELAND -- (0.6%)
    Other Securities.................................................                    15,862,113                 0.6%
                                                                                       ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                    20,744,516                 0.8%
                                                                                       ------------                ----
ITALY -- (2.8%)
*   Fiat Chrysler Automobiles NV..................................... 288,975             4,397,749                 0.2%
    Other Securities.................................................                    68,782,989                 2.8%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    73,180,738                 3.0%
                                                                                       ------------                ----
JAPAN -- (23.7%)
    Honda Motor Co., Ltd............................................. 138,023             3,939,940                 0.2%
    Mitsubishi UFJ Financial Group, Inc.............................. 852,000             5,156,720                 0.2%
    Toyota Motor Corp................................................  73,263             4,291,815                 0.2%
    Toyota Motor Corp., Sponsored ADR................................  36,827             4,310,600                 0.2%
    Other Securities.................................................                   596,306,957                24.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   614,006,032                25.2%
                                                                                       ------------                ----
NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV.................................... 197,653             4,524,378                 0.2%
    Other Securities.................................................                    57,042,207                 2.3%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    61,566,585                 2.5%
                                                                                       ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                    13,217,941                 0.5%
                                                                                       ------------                ----
NORWAY -- (1.0%)
    Other Securities.................................................                    27,082,451                 1.1%
                                                                                       ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.................................................                     9,465,826                 0.4%
                                                                                       ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                    24,800,271                 1.0%
                                                                                       ------------                ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                     1,069,848                 0.0%
                                                                                       ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA............................................... 955,782             4,547,567                 0.2%
    Other Securities.................................................                    44,453,111                 1.8%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    49,000,678                 2.0%
                                                                                       ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.6%)
      Other Securities............................................                    $   67,015,182                 2.7%
                                                                                      --------------               -----
SWITZERLAND -- (5.5%)
      Clariant AG.................................................    182,599              3,935,534                 0.2%
      Helvetia Holding AG.........................................      7,972              4,883,053                 0.2%
      Nestle SA...................................................    110,012              9,287,552                 0.4%
      Novartis AG.................................................     52,784              4,622,416                 0.2%
      Novartis AG, Sponsored ADR..................................     73,269              6,408,107                 0.3%
      Zurich Insurance Group AG...................................     14,099              4,377,473                 0.2%
      Other Securities............................................                       109,347,453                 4.4%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       142,861,588                 5.9%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C........................................    450,994              9,625,735                 0.4%
      Aviva P.L.C.................................................    761,211              4,159,929                 0.2%
      BP P.L.C., Sponsored ADR....................................    244,019             10,583,111                 0.4%
      HSBC Holdings P.L.C., Sponsored ADR.........................    263,605             10,831,529                 0.5%
      John Wood Group P.L.C.......................................    536,701              4,891,626                 0.2%
      Lloyds Banking Group P.L.C..................................  6,130,340              4,473,546                 0.2%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    161,774             10,222,486                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    102,022              6,703,866                 0.3%
      Other Securities............................................                       313,336,761                12.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       374,828,589                15.4%
                                                                                      --------------               -----
UNITED STATES -- (0.1%)
      Other Securities............................................                         1,735,495                 0.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     2,415,862,979                99.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...............................................     25,998              4,367,740                 0.2%
      Other Securities............................................                         7,562,269                 0.3%
                                                                                      --------------               -----
TOTAL GERMANY.....................................................                        11,930,009                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                            12,123                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        11,942,132                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            83,725                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     2,427,888,836
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.4%)
@(S)  DFA Short Term Investment Fund.............................. 14,384,285            166,426,178                 6.8%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,443,694,396)...........................................                    $2,594,315,014               106.3%
                                                                                      ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $  3,915,769 $  152,573,764       -- $  156,489,533
   Austria..................................................           --     18,505,728       --     18,505,728
   Belgium..................................................      475,543     33,422,193       --     33,897,736
   Canada...................................................  228,521,561            500       --    228,522,061
   Denmark..................................................           --     46,806,122       --     46,806,122
   Finland..................................................           --     52,678,697       --     52,678,697
   France...................................................      526,119    168,422,488       --    168,948,607
   Germany..................................................    4,110,759    146,182,976       --    150,293,735
   Hong Kong................................................      222,276     63,060,631       --     63,282,907
   Ireland..................................................    2,051,961     13,810,152       --     15,862,113
   Israel...................................................    1,248,656     19,495,860       --     20,744,516
   Italy....................................................      448,095     72,732,643       --     73,180,738
   Japan....................................................   11,112,486    602,893,546       --    614,006,032
   Netherlands..............................................    6,692,002     54,874,583       --     61,566,585
   New Zealand..............................................      239,976     12,977,965       --     13,217,941
   Norway...................................................      281,540     26,800,911       --     27,082,451
   Portugal.................................................           --      9,465,826       --      9,465,826
   Singapore................................................        8,002     24,792,269       --     24,800,271
   South Africa.............................................           --      1,069,848       --      1,069,848
   Spain....................................................    1,839,159     47,161,519       --     49,000,678
   Sweden...................................................      135,907     66,879,275       --     67,015,182
   Switzerland..............................................   10,191,488    132,670,100       --    142,861,588
   United Kingdom...........................................   55,409,849    319,418,740       --    374,828,589
   United States............................................    1,735,495             --       --      1,735,495
Preferred Stocks
   Germany..................................................           --     11,930,009       --     11,930,009
   United Kingdom...........................................           --         12,123       --         12,123
Rights/Warrants
   Canada...................................................           --            582       --            582
   France...................................................           --             91       --             91
   Japan....................................................           --          8,848       --          8,848
   Norway...................................................           --          5,634       --          5,634
   Spain....................................................           --         65,893       --         65,893
   Sweden...................................................           --          2,677       --          2,677
Securities Lending Collateral...............................           --    166,426,178       --    166,426,178
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $329,166,643 $2,265,148,371       -- $2,594,315,014
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (5.9%)
    BHP Billiton, Ltd................................................ 146,665           $ 3,384,097                 1.3%
    CSL, Ltd.........................................................  15,561             2,077,349                 0.8%
    Other Securities.................................................                    10,853,342                 4.0%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    16,314,788                 6.1%
                                                                                        -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities.................................................                       575,038                 0.2%
                                                                                        -----------                 ---
BELGIUM -- (0.8%)
    Anheuser-Busch InBev SA/NV.......................................  18,781             1,389,067                 0.5%
    Other Securities.................................................                       935,842                 0.4%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     2,324,909                 0.9%
                                                                                        -----------                 ---
CANADA -- (8.5%)
    Canadian National Railway Co.....................................  24,017             2,052,973                 0.8%
    Canadian Natural Resources, Ltd..................................  48,367             1,327,066                 0.5%
#   Royal Bank of Canada.............................................  34,564             2,517,642                 1.0%
    Suncor Energy, Inc...............................................  52,396             1,757,611                 0.7%
    Other Securities.................................................                    15,997,934                 5.9%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    23,653,226                 8.9%
                                                                                        -----------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................  71,895             3,104,898                 1.1%
    Other Securities.................................................                       938,028                 0.4%
                                                                                        -----------                 ---
TOTAL DENMARK........................................................                     4,042,926                 1.5%
                                                                                        -----------                 ---
FINLAND -- (0.9%)
    Other Securities.................................................                     2,363,343                 0.9%
                                                                                        -----------                 ---
FRANCE -- (9.3%)
    Airbus SE........................................................  17,753             1,961,959                 0.7%
    Cie Generale des Etablissements Michelin SCA.....................  12,325             1,261,766                 0.5%
    Danone SA........................................................  21,369             1,513,211                 0.6%
    LVMH Moet Hennessy Louis Vuitton SE..............................  10,554             3,202,141                 1.2%
    Orange SA........................................................  89,549             1,397,712                 0.5%
#   Vinci SA.........................................................  20,131             1,791,647                 0.7%
    Other Securities.................................................                    14,624,280                 5.4%
                                                                                        -----------                 ---
TOTAL FRANCE.........................................................                    25,752,716                 9.6%
                                                                                        -----------                 ---
GERMANY -- (7.0%)
    Adidas AG........................................................   6,369             1,497,759                 0.6%
    BASF SE..........................................................  36,957             2,836,025                 1.1%
    Bayerische Motoren Werke AG......................................  14,525             1,250,759                 0.5%
    Deutsche Post AG.................................................  40,110             1,266,484                 0.5%
    Deutsche Telekom AG.............................................. 144,799             2,374,946                 0.9%
    E.ON SE.......................................................... 160,715             1,554,124                 0.6%
    Other Securities.................................................                     8,538,464                 3.0%
                                                                                        -----------                 ---
TOTAL GERMANY........................................................                    19,318,561                 7.2%
                                                                                        -----------                 ---

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 179,600           $ 1,366,225                 0.5%
    Other Securities.................................................                     5,739,177                 2.2%
                                                                                        -----------                ----
TOTAL HONG KONG......................................................                     7,105,402                 2.7%
                                                                                        -----------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                     1,226,187                 0.5%
                                                                                        -----------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     1,095,040                 0.4%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Enel SpA......................................................... 260,577             1,277,626                 0.5%
    Other Securities.................................................                     4,481,994                 1.7%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     5,759,620                 2.2%
                                                                                        -----------                ----
JAPAN -- (21.8%)
    KDDI Corp........................................................  77,000             1,863,387                 0.7%
    Seven & I Holdings Co., Ltd......................................  30,900             1,337,969                 0.5%
    SoftBank Group Corp..............................................  36,300             2,872,738                 1.1%
    Sony Corp........................................................  49,000             2,651,720                 1.0%
    Other Securities.................................................                    51,609,857                19.3%
                                                                                        -----------                ----
TOTAL JAPAN..........................................................                    60,335,671                22.6%
                                                                                        -----------                ----
NETHERLANDS -- (3.1%)
    ASML Holding NV..................................................   7,569             1,303,715                 0.5%
    # Unilever NV....................................................  56,476             3,037,279                 1.1%
    Wolters Kluwer NV................................................  25,745             1,460,631                 0.6%
    Other Securities.................................................                     2,917,151                 1.1%
                                                                                        -----------                ----
TOTAL NETHERLANDS....................................................                     8,718,776                 3.3%
                                                                                        -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                       550,346                 0.2%
                                                                                        -----------                ----
NORWAY -- (0.9%)
    Equinor ASA......................................................  51,213             1,324,690                 0.5%
    Other Securities.................................................                     1,237,683                 0.5%
                                                                                        -----------                ----
TOTAL NORWAY.........................................................                     2,562,373                 1.0%
                                                                                        -----------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       235,967                 0.1%
                                                                                        -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                     2,734,661                 1.0%
                                                                                        -----------                ----
SPAIN -- (2.6%)
    Amadeus IT Group SA..............................................  16,474             1,326,562                 0.5%
    Telefonica SA.................................................... 193,455             1,586,923                 0.6%
    Other Securities.................................................                     4,401,362                 1.6%
                                                                                        -----------                ----
TOTAL SPAIN..........................................................                     7,314,847                 2.7%
                                                                                        -----------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                     6,402,138                 2.4%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      ABB, Ltd.........................................................    84,736          $  1,705,019                  0.6%
      Givaudan SA......................................................       690             1,672,503                  0.6%
      Nestle SA........................................................    33,661             2,841,765                  1.1%
      Roche Holding AG.................................................    30,542             7,432,775                  2.8%
      Other Securities.................................................                       7,795,470                  2.9%
                                                                                           ------------                -----
TOTAL SWITZERLAND......................................................                      21,447,532                  8.0%
                                                                                           ------------                -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C.............................................    58,599             1,250,701                  0.5%
#     AstraZeneca P.L.C., Sponsored ADR................................    94,709             3,672,815                  1.4%
      BAE Systems P.L.C................................................   247,860             1,661,972                  0.6%
      BHP Billiton P.L.C...............................................    83,478             1,665,277                  0.6%
      Diageo P.L.C., Sponsored ADR.....................................    21,308             2,943,913                  1.1%
      Experian P.L.C...................................................    63,253             1,454,768                  0.5%
#     GlaxoSmithKline P.L.C., Sponsored ADR............................    77,062             3,010,042                  1.1%
      Imperial Brands P.L.C............................................    37,254             1,261,890                  0.5%
      Rio Tinto P.L.C., Sponsored ADR..................................    44,119             2,174,626                  0.8%
      SSE P.L.C........................................................    85,588             1,247,481                  0.5%
      Unilever P.L.C., Sponsored ADR...................................    40,922             2,168,048                  0.8%
      Other Securities.................................................                      20,016,133                  7.5%
                                                                                           ------------                -----
TOTAL UNITED KINGDOM...................................................                      42,527,666                 15.9%
                                                                                           ------------                -----
UNITED STATES -- (0.0%)
      Other Security...................................................                          29,311                  0.0%
                                                                                           ------------                -----
TOTAL COMMON STOCKS....................................................                     262,391,044                 98.3%
                                                                                           ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG....................................................     9,046             1,519,754                  0.6%
      Other Securities.................................................                         820,521                  0.3%
                                                                                           ------------                -----
TOTAL GERMANY..........................................................                       2,340,275                  0.9%
                                                                                           ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security...................................................                           5,394                  0.0%
                                                                                           ------------                -----
TOTAL PREFERRED STOCKS.................................................                       2,345,669                  0.9%
                                                                                           ------------                -----
TOTAL INVESTMENT SECURITIES............................................                     264,736,713
                                                                                           ------------

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (4.6%)
@(S)  DFA Short Term Investment Fund................................... 1,096,350            12,684,774                  4.8%
                                                                                           ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $301,137,695)..................................................                    $277,421,487                104.0%
                                                                                           ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ----------- ------------ -------- ------------
Common Stocks
   Australia................................................          -- $ 16,314,788       -- $ 16,314,788
   Austria..................................................          --      575,038       --      575,038
   Belgium..................................................          --    2,324,909       --    2,324,909
   Canada................................................... $23,653,226           --       --   23,653,226
   Denmark..................................................          --    4,042,926       --    4,042,926
   Finland..................................................          --    2,363,343       --    2,363,343
   France...................................................          --   25,752,716       --   25,752,716
   Germany..................................................          --   19,318,561       --   19,318,561
   Hong Kong................................................          --    7,105,402       --    7,105,402
   Ireland..................................................      64,414    1,161,773       --    1,226,187
   Israel...................................................     271,258      823,782       --    1,095,040
   Italy....................................................     728,658    5,030,962       --    5,759,620
   Japan....................................................          --   60,335,671       --   60,335,671
   Netherlands..............................................   3,095,364    5,623,412       --    8,718,776
   New Zealand..............................................          --      550,346       --      550,346
   Norway...................................................          --    2,562,373       --    2,562,373
   Portugal.................................................          --      235,967       --      235,967
   Singapore................................................          --    2,734,661       --    2,734,661
   Spain....................................................          --    7,314,847       --    7,314,847
   Sweden...................................................          --    6,402,138       --    6,402,138
   Switzerland..............................................     303,261   21,144,271       --   21,447,532
   United Kingdom...........................................  15,502,452   27,025,214       --   42,527,666
   United States............................................      29,311           --       --       29,311
Preferred Stocks
   Germany..................................................          --    2,340,275       --    2,340,275
   United Kingdom...........................................          --        5,394       --        5,394
Securities Lending Collateral...............................          --   12,684,774       --   12,684,774
                                                             ----------- ------------ -------- ------------
TOTAL....................................................... $43,647,944 $233,773,543       -- $277,421,487
                                                             =========== ============ ======== ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES      VALUE+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES --  (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,206,776
Investment in Dimensional Emerging Markets Value Fund.......             60,967,550
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,199,106   23,070,797
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $233,127,786).......................................           $240,245,123
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $240,245,123       --       -- $240,245,123
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $240,245,123       --       -- $240,245,123
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                              PERCENTAGE
                                                                                                                OF NET
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ------- ------------------------------- ----------
COMMON STOCKS -- (98.3%)
AUSTRALIA -- (4.9%)
    BlueScope Steel, Ltd.............................................  94,666           $   970,385              0.2%
    Boral, Ltd....................................................... 214,235               853,463              0.2%
    Incitec Pivot, Ltd............................................... 297,255               823,652              0.2%
    Other Securities.................................................                    20,060,335              4.3%
                                                                                        -----------              ---
TOTAL AUSTRALIA.                                                                         22,707,835              4.9%
                                                                                        -----------              ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                     3,170,813              0.7%
                                                                                        -----------              ---
BELGIUM -- (1.1%)
    Ageas............................................................  32,566             1,629,442              0.4%
    Other Securities.................................................                     3,526,862              0.7%
                                                                                        -----------              ---
TOTAL BELGIUM........................................................                     5,156,304              1.1%
                                                                                        -----------              ---
BRAZIL -- (2.1%)
    Kroton Educacional SA............................................ 337,007             1,034,158              0.2%
    Other Securities.................................................                     8,495,359              1.9%
                                                                                        -----------              ---
TOTAL BRAZIL.........................................................                     9,529,517              2.1%
                                                                                        -----------              ---
CANADA -- (5.9%)
    AltaGas, Ltd.....................................................  66,629               837,639              0.2%
    Cameco Corp......................................................  78,221               837,796              0.2%
    Industrial Alliance Insurance & Financial Services, Inc..........  24,408               862,888              0.2%
    Tourmaline Oil Corp..............................................  59,293               864,769              0.2%
    Other Securities.................................................                    23,786,438              5.1%
                                                                                        -----------              ---
TOTAL CANADA.........................................................                    27,189,530              5.9%
                                                                                        -----------              ---
CHILE -- (0.3%)
    Other Securities.................................................                     1,343,369              0.3%
                                                                                        -----------              ---
CHINA -- (7.4%)
    China Conch Venture Holdings, Ltd................................ 307,500               865,177              0.2%
    Other Securities.................................................                    33,681,857              7.3%
                                                                                        -----------              ---
    TOTAL CHINA......................................................                    34,547,034              7.5%
                                                                                        -----------              ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       330,652              0.1%
                                                                                        -----------              ---
DENMARK -- (1.5%)
    ISS A.S..........................................................  32,473             1,066,451              0.2%
    Other Securities.................................................                     5,833,539              1.3%
                                                                                        -----------              ---
    TOTAL DENMARK....................................................                     6,899,990              1.5%
                                                                                        -----------              ---
FINLAND -- (1.2%)
    Other Securities.................................................                     5,638,166              1.2%
                                                                                        -----------              ---
FRANCE -- (3.9%)
    Arkema SA........................................................  10,891             1,142,614              0.3%
    Eiffage SA.......................................................  14,431             1,409,359              0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA.........................................................  76,137           $   970,542                 0.2%
    SES SA...........................................................  76,066             1,632,557                 0.4%
    Other Securities.................................................                    12,898,754                 2.7%
                                                                                        -----------                ----
TOTAL FRANCE.                                                                            18,053,826                 3.9%
                                                                                        -----------                ----
GERMANY -- (4.5%)
    K+S AG...........................................................  44,982               837,654                 0.2%
    Lanxess AG.......................................................  19,336             1,196,854                 0.3%
    RWE AG...........................................................  51,929             1,010,238                 0.2%
    Other Securities.................................................                    18,047,217                 3.9%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    21,091,963                 4.6%
                                                                                        -----------                ----
HONG KONG -- (1.9%)
    Other Securities.................................................                     8,682,792                 1.9%
                                                                                        -----------                ----
INDIA -- (3.0%)
    Other Securities.................................................                    13,801,221                 3.0%
                                                                                        -----------                ----
INDONESIA -- (0.5%)
    Other Securities.................................................                     2,552,613                 0.5%
                                                                                        -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 362,243             2,559,463                 0.6%
    Other Securities.................................................                     1,043,133                 0.2%
                                                                                        -----------                ----
TOTAL IRELAND........................................................                     3,602,596                 0.8%
                                                                                        -----------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     2,621,261                 0.6%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Mediobanca Banca di Credito Finanziario SpA...................... 137,017             1,199,964                 0.3%
    Other Securities.................................................                     8,623,080                 1.8%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     9,823,044                 2.1%
                                                                                        -----------                ----
JAPAN -- (17.8%)
    Other Securities.................................................                    82,761,141                18.0%
                                                                                        -----------                ----
    MALAYSIA -- (1.0%)
    Other Securities.................................................                     4,421,014                 1.0%
                                                                                        -----------                ----
MEXICO -- (0.8%)
    Other Securities.................................................                     3,768,131                 0.8%
                                                                                        -----------                ----
NETHERLANDS -- (1.7%)
    Aegon NV......................................................... 302,081             1,852,555                 0.4%
    ASR Nederland NV.................................................  23,143             1,050,628                 0.2%
    Other Securities.................................................                     5,071,310                 1.1%
                                                                                        -----------                ----
    TOTAL NETHERLANDS................................................                     7,974,493                 1.7%
                                                                                        -----------                ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     1,900,920                 0.4%
                                                                                        -----------                ----

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CONTINUED

                                                                                                                PERCENTAGE
                                                                                                                  OF NET
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      --------- ------------------------------- ----------
NORWAY -- (0.8%)
    Other Securities.................................................                     $ 3,560,237              0.8%
                                                                                          -----------              ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       1,401,825              0.3%
                                                                                          -----------              ---
POLAND -- (0.5%)
    Other Securities.................................................                       2,243,132              0.5%
                                                                                          -----------              ---
PORTUGAL -- (0.3%)
    Other Securities.................................................                       1,404,321              0.3%
                                                                                          -----------              ---
RUSSIA -- (0.3%)
    Other Securities.................................................                       1,213,973              0.3%
                                                                                          -----------              ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                       2,928,981              0.6%
                                                                                          -----------              ---
SOUTH AFRICA -- (1.7%)
    Other Securities.................................................                       8,088,595              1.8%
                                                                                          -----------              ---
SOUTH KOREA -- (5.3%)
    Other Securities.................................................                      24,565,710              5.3%
                                                                                          -----------              ---
SPAIN -- (1.6%)
    Banco de Sabadell SA............................................. 1,018,384             1,340,811              0.3%
    Mapfre SA........................................................   266,447               796,194              0.2%
    Other Securities.................................................                       5,485,648              1.2%
                                                                                          -----------              ---
TOTAL SPAIN..........................................................                       7,622,653              1.7%
                                                                                          -----------              ---
SWEDEN -- (1.9%)
    Other Securities.................................................                       8,798,672              1.9%
                                                                                          -----------              ---
SWITZERLAND -- (3.3%)
    Baloise Holding AG...............................................     8,350             1,193,491              0.3%
    Helvetia Holding AG..............................................     1,423               871,624              0.2%
    Swiss Life Holding AG............................................     4,696             1,771,400              0.4%
    Other Securities.................................................                      11,428,429              2.4%
                                                                                          -----------              ---
TOTAL SWITZERLAND....................................................                      15,264,944              3.3%
                                                                                          -----------              ---
TAIWAN -- (4.9%)
    Other Securities.................................................                      22,557,130              4.9%
                                                                                          -----------              ---
THAILAND -- (1.0%)
    Other Securities.................................................                       4,861,359              1.1%
                                                                                          -----------              ---
TURKEY -- (0.2%)
    Other Securities.................................................                         879,759              0.2%
                                                                                          -----------              ---
UNITED KINGDOM -- (11.4%)
    Barratt Developments P.L.C.......................................   202,794             1,330,120              0.3%
    Bellway P.L.C....................................................    25,648               940,707              0.2%
    Berkeley Group Holdings P.L.C. (The).............................    20,786               928,994              0.2%
    Direct Line Insurance Group P.L.C................................   240,466             1,010,505              0.2%
    GVC Holdings P.L.C...............................................   109,902             1,316,450              0.3%

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CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
UNITED KINGDOM -- (Continued)
    Investec P.L.C................................................... 136,113          $    841,528                  0.2%
    J Sainsbury P.L.C................................................ 302,330             1,201,178                  0.3%
    John Wood Group P.L.C............................................ 111,952             1,020,360                  0.2%
    Johnson Matthey P.L.C............................................  23,256               881,728                  0.2%
    Kingfisher P.L.C................................................. 410,817             1,333,990                  0.3%
    Marks & Spencer Group P.L.C...................................... 311,255             1,177,225                  0.3%
    Meggitt P.L.C.................................................... 160,012             1,082,578                  0.2%
    Micro Focus International P.L.C..................................  69,117             1,071,466                  0.2%
    NEX Group P.L.C..................................................  53,734               779,269                  0.2%
    Pearson P.L.C.................................................... 108,351             1,244,730                  0.3%
    Phoenix Group Holdings........................................... 118,804               913,144                  0.2%
    Royal Mail P.L.C................................................. 180,633               829,273                  0.2%
    RSA Insurance Group P.L.C........................................ 205,219             1,475,945                  0.3%
    Taylor Wimpey P.L.C.............................................. 389,086               801,139                  0.2%
*   Tullow Oil P.L.C................................................. 300,389               861,836                  0.2%
    Wm Morrison Supermarkets P.L.C................................... 433,323             1,372,849                  0.3%
    Other Securities.................................................                    30,503,682                  6.5%
                                                                                       ------------                -----
TOTAL UNITED KINGDOM.................................................                    52,918,696                 11.5%
                                                                                       ------------                -----
TOTAL COMMON STOCKS..................................................                   455,878,212                 99.1%
                                                                                       ------------                -----
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Other Securities.................................................                     2,265,410                  0.5%
                                                                                       ------------                -----
COLOMBIA -- (0.0%)
    Other Security...................................................                        64,649                  0.0%
                                                                                       ------------                -----
GERMANY -- (0.2%)
    Other Securities.................................................                       806,902                  0.2%
                                                                                       ------------                -----
TOTAL PREFERRED STOCKS...............................................                     3,136,961                  0.7%
                                                                                       ------------                -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                        14,655                  0.0%
                                                                                       ------------                -----
TOTAL INVESTMENT SECURITIES..........................................                   459,029,828
                                                                                       ------------                -----

                                                                                              VALUE+
                                                                                       ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S) DFA Short Term Investment Fund.................................. 402,673             4,658,921                  1.0%
                                                                                       ------------                -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $482,678,707)..............................................                  $463,688,749                100.8%

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
Common Stocks
   Australia................................................   --     $22,707,835   --    $22,707,835
   Austria..................................................   --       3,170,813   --      3,170,813

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CONTINUED

                                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                         ---------------------------------------------
                                                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                         ----------- ------------ ------- ------------
       Belgium..........................................................          -- $  5,156,304   --    $  5,156,304
       Brazil........................................................... $ 9,529,517           --   --       9,529,517
       Canada...........................................................  27,189,530           --   --      27,189,530
       Chile............................................................      11,664    1,331,705   --       1,343,369
       China............................................................   1,731,941   32,815,093   --      34,547,034
       Colombia.........................................................     330,652           --   --         330,652
       Denmark..........................................................          --    6,899,990   --       6,899,990
       Finland..........................................................          --    5,638,166   --       5,638,166
       France...........................................................          --   18,053,826   --      18,053,826
       Germany..........................................................          --   21,091,963   --      21,091,963
       Hong Kong........................................................          --    8,682,792   --       8,682,792
       India............................................................          --   13,801,221   --      13,801,221
       Indonesia........................................................          --    2,552,613   --       2,552,613
       Ireland..........................................................          --    3,602,596   --       3,602,596
       Israel...........................................................          --    2,621,261   --       2,621,261
       Italy............................................................          --    9,823,044   --       9,823,044
       Japan............................................................     338,215   82,422,926   --      82,761,141
       Malaysia.........................................................          --    4,421,014   --       4,421,014
       Mexico...........................................................   3,768,131           --   --       3,768,131
       Netherlands......................................................          --    7,974,493   --       7,974,493
       New Zealand......................................................      86,251    1,814,669   --       1,900,920
       Norway...........................................................          --    3,560,237   --       3,560,237
       Philippines......................................................          --    1,401,825   --       1,401,825
       Poland...........................................................          --    2,243,132   --       2,243,132
       Portugal.........................................................          --    1,404,321   --       1,404,321
       Russia...........................................................   1,009,532      204,441   --       1,213,973
       Singapore........................................................       1,076    2,927,905   --       2,928,981
       South Africa.....................................................     837,394    7,251,201   --       8,088,595
       South Korea......................................................      72,765   24,492,945   --      24,565,710
       Spain............................................................          --    7,622,653   --       7,622,653
       Sweden...........................................................      28,062    8,770,610   --       8,798,672
       Switzerland......................................................          --   15,264,944   --      15,264,944
       Taiwan...........................................................          --   22,557,130   --      22,557,130
       Thailand.........................................................   4,858,306        3,053   --       4,861,359
       Turkey...........................................................          --      879,759   --         879,759
       United Kingdom...................................................          --   52,918,696   --      52,918,696
Preferred Stocks
       Brazil...........................................................   2,265,410           --   --       2,265,410
       Colombia.........................................................      64,649           --   --          64,649
       Germany..........................................................          --      806,902   --         806,902
Rights/Warrants
       Indonesia........................................................          --        6,691   --           6,691
       Japan............................................................          --        4,009   --           4,009
       Malaysia.........................................................          --          674   --             674
       South Korea......................................................          --        2,444   --           2,444
       Taiwan...........................................................          --          837   --             837
Securities Lending Collateral...........................................          --    4,658,921   --       4,658,921
                                                                         ----------- ------------   --    ------------
TOTAL................................................................... $52,123,095 $411,565,654   --    $463,688,749
                                                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

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                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (4.3%)
    BHP Billiton, Ltd................................................   487,213          $ 11,241,781                 0.4%
    Commonwealth Bank of Australia...................................   139,804             6,874,280                 0.2%
#   Westpac Banking Corp.............................................   282,103             5,358,752                 0.2%
    Other Securities.................................................                     114,630,066                 3.6%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     138,104,879                 4.4%
                                                                                         ------------                 ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      15,749,846                 0.5%
                                                                                         ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.................................................                      26,623,842                 0.9%
                                                                                         ------------                 ---
BRAZIL -- (1.5%)
    Vale SA..........................................................   470,432             7,168,667                 0.3%
    Other Securities.................................................                      41,385,755                 1.3%
                                                                                         ------------                 ---
TOTAL BRAZIL.........................................................                      48,554,422                 1.6%
                                                                                         ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal.................................................    92,353             6,902,463                 0.2%
    Barrick Gold Corp................................................   525,905             6,587,545                 0.2%
#   Royal Bank of Canada.............................................    72,182             5,257,737                 0.2%
#   Suncor Energy, Inc...............................................   156,300             5,206,353                 0.2%
    Other Securities.................................................                     183,079,005                 5.8%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     207,033,103                 6.6%
                                                                                         ------------                 ---
CHILE -- (0.3%)
    Other Securities.................................................                       9,064,794                 0.3%
                                                                                         ------------                 ---
CHINA -- (7.1%)
    China Construction Bank Corp., Class H........................... 8,643,000             6,858,625                 0.2%
    China Mobile, Ltd................................................   635,500             5,953,287                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............   712,000             6,731,268                 0.2%
    Tencent Holdings, Ltd............................................   225,200             7,715,185                 0.3%
    Other Securities.................................................                     201,768,347                 6.4%
                                                                                         ------------                 ---
TOTAL CHINA..........................................................                     229,026,712                 7.3%
                                                                                         ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       3,055,579                 0.1%
                                                                                         ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                       1,471,447                 0.0%
                                                                                         ------------                 ---
DENMARK -- (1.2%)
    Other Securities.................................................                      38,552,753                 1.2%
                                                                                         ------------                 ---
EGYPT -- (0.0%)
    Other Security...................................................                         117,009                 0.0%
                                                                                         ------------                 ---
FINLAND -- (1.3%)
    Other Securities.................................................                      42,749,732                 1.4%
                                                                                         ------------                 ---

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CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.6%)
    Orange SA........................................................   390,196          $  6,090,316                 0.2%
    Peugeot SA.......................................................   282,821             6,722,876                 0.2%
    Sanofi...........................................................    72,266             6,457,731                 0.2%
#   Total SA.........................................................   193,992            11,382,563                 0.4%
    Other Securities.................................................                     151,881,057                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     182,534,543                 5.8%
                                                                                         ------------                 ---
GERMANY -- (5.1%)
    Allianz SE.......................................................    36,197             7,540,553                 0.3%
    BASF SE..........................................................   138,625            10,637,876                 0.4%
    Bayerische Motoren Werke AG......................................    76,817             6,614,773                 0.2%
    Daimler AG.......................................................   174,048            10,310,012                 0.3%
    Deutsche Telekom AG..............................................   609,489             9,996,641                 0.3%
    Siemens AG.......................................................    52,819             6,071,376                 0.2%
    Other Securities.................................................                     113,390,675                 3.6%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     164,561,906                 5.3%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                         476,691                 0.0%
                                                                                         ------------                 ---
HONG KONG -- (1.9%)
    AIA Group, Ltd................................................... 1,173,600             8,927,626                 0.3%
    Other Securities.................................................                      52,167,420                 1.7%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      61,095,046                 2.0%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       2,653,430                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.6%)
    Other Securities.................................................                      83,517,900                 2.7%
                                                                                         ------------                 ---
INDONESIA -- (0.5%)
    Other Securities.................................................                      16,774,891                 0.5%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    Other Securities.................................................                      15,883,240                 0.5%
                                                                                         ------------                 ---
    ISRAEL -- (0.5%)
    Other Securities.................................................                      17,094,566                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.1%)
    Eni SpA..........................................................   351,830             6,248,413                 0.2%
*   Fiat Chrysler Automobiles NV.....................................   359,805             5,475,671                 0.2%
    Other Securities.................................................                      56,117,728                 1.8%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      67,841,812                 2.2%
                                                                                         ------------                 ---
JAPAN -- (17.4%)
    Honda Motor Co., Ltd.............................................   259,300             7,401,856                 0.3%
    JXTG Holdings, Inc...............................................   780,800             5,275,852                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   946,300             5,727,470                 0.2%
#   Toyota Motor Corp................................................   280,688            16,442,964                 0.6%

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
JAPAN -- (Continued)
    Other Securities.................................................                    $529,439,160                16.7%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     564,287,302                18.0%
                                                                                         ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                      19,541,106                 0.6%
                                                                                         ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                      23,429,693                 0.7%
                                                                                         ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities.................................................                      58,956,103                 1.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                      10,391,579                 0.3%
                                                                                         ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                      24,092,072                 0.8%
                                                                                         ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                         490,794                 0.0%
                                                                                         ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       8,526,319                 0.3%
                                                                                         ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                      10,601,428                 0.3%
                                                                                         ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                       5,721,400                 0.2%
                                                                                         ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                       8,127,754                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (0.8%)
    Other Securities.................................................                      25,078,569                 0.8%
                                                                                         ------------                ----
SOUTH AFRICA -- (1.9%)
    Other Securities.................................................                      60,494,716                 1.9%
                                                                                         ------------                ----
SOUTH KOREA -- (3.8%)
    Samsung Electronics Co., Ltd.....................................   444,150            16,627,106                 0.6%
    SK Hynix, Inc....................................................    96,784             5,828,850                 0.2%
    Other Securities.................................................                      98,862,911                 3.1%
                                                                                         ------------                ----
TOTAL SOUTH KOREA....................................................                     121,318,867                 3.9%
                                                                                         ------------                ----
SPAIN -- (1.7%)
    Banco Santander SA............................................... 1,253,758             5,965,322                 0.2%
    Other Securities.................................................                      47,853,326                 1.5%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                      53,818,648                 1.7%
                                                                                         ------------                ----
SWEDEN -- (1.9%)
    Other Securities.................................................                      62,966,208                 2.0%
                                                                                         ------------                ----

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SWITZERLAND -- (4.1%)
    ABB, Ltd.........................................................   294,037         $    5,916,477                0.2%
    Nestle SA........................................................   200,030             16,887,149                0.6%
    Novartis AG......................................................   132,989             11,646,152                0.4%
    Roche Holding AG.................................................    26,412              6,427,688                0.2%
#   Swisscom AG......................................................    12,175              5,574,709                0.2%
    Other Securities.................................................                       86,847,092                2.7%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      133,299,267                4.3%
                                                                                        --------------               ----
TAIWAN -- (3.6%)
    Other Securities.................................................                      117,103,970                3.7%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       24,271,764                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        6,702,532                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (11.2%)
#   Anglo American P.L.C.............................................   412,690              8,808,198                0.3%
    BP P.L.C., Sponsored ADR.........................................   472,008             20,470,987                0.7%
    Glencore P.L.C................................................... 1,708,314              6,952,256                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   306,911             12,610,973                0.4%
    Legal & General Group P.L.C...................................... 1,662,435              5,334,550                0.2%
#   Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,522,931                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107             10,180,351                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   107,051              7,034,321                0.2%
    Tesco P.L.C...................................................... 1,976,348              5,382,431                0.2%
    Vodafone Group P.L.C............................................. 3,422,553              6,436,241                0.2%
    Other Securities.................................................                      270,235,467                8.6%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      361,968,706               11.6%
                                                                                        --------------               ----
UNITED STATES -- (0.1%)
    Other Securities.................................................                        1,970,493                0.1%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,075,697,433               98.3%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.4%)
    Other Securities.................................................                       14,051,009                0.4%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          187,759                0.0%
                                                                                        --------------               ----
COLOMBIA -- (0.0%)
    Other Securities.................................................                          523,901                0.0%
                                                                                        --------------               ----
GERMANY -- (0.5%)
    Volkswagen AG....................................................    43,057              7,233,702                0.2%
    Other Securities.................................................                        7,494,767                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,728,469                0.5%
                                                                                        --------------               ----

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CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                    $       16,210                 0.0%
                                                                                         --------------               -----
TOTAL PREFERRED STOCKS...............................................                        29,507,348                 0.9%
                                                                                         --------------               -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                           113,230                 0.0%
                                                                                         --------------               -----
TOTAL INVESTMENT SECURITIES..........................................                     3,105,318,011
                                                                                         --------------
                                                                                             VALUE+
                                                                                 -------------------------------
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S) DFA Short Term Investment Fund.................................. 11,262,955            130,312,391                 4.2%
                                                                                         --------------               -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $3,273,175,643)............................................                    $3,235,630,402               103.4%
                                                                                         ==============               =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                      ----------------------------------------------
                                                                        LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                      ------------ ------------ ------- ------------
Common Stocks
    Australia........................................................ $  1,593,024 $136,511,855   --    $138,104,879
    Austria..........................................................           --   15,749,846   --      15,749,846
    Belgium..........................................................      102,972   26,520,870   --      26,623,842
    Brazil...........................................................   48,554,422           --   --      48,554,422
    Canada...........................................................  207,033,103           --   --     207,033,103
    Chile............................................................    1,378,785    7,686,009   --       9,064,794
    China............................................................   23,699,069  205,327,643   --     229,026,712
    Colombia.........................................................    3,055,579           --   --       3,055,579
    Czech Republic...................................................           --    1,471,447   --       1,471,447
    Denmark..........................................................      230,754   38,321,999   --      38,552,753
    Egypt............................................................           --      117,009   --         117,009
    Finland..........................................................      115,913   42,633,819   --      42,749,732
    France...........................................................    1,314,543  181,220,000   --     182,534,543
    Germany..........................................................    1,586,168  162,975,738   --     164,561,906
    Greece...........................................................           --      476,691   --         476,691
    Hong Kong........................................................      109,097   60,985,949   --      61,095,046
    Hungary..........................................................           --    2,653,430   --       2,653,430
    India............................................................      949,709   82,568,191   --      83,517,900
    Indonesia........................................................      151,200   16,623,691   --      16,774,891
    Ireland..........................................................    4,541,301   11,341,939   --      15,883,240
    Israel...........................................................    1,116,446   15,978,120   --      17,094,566
    Italy............................................................       78,567   67,763,245   --      67,841,812
    Japan............................................................    3,627,280  560,660,022   --     564,287,302
    Malaysia.........................................................           --   19,541,106   --      19,541,106
    Mexico...........................................................   23,429,057          636   --      23,429,693
    Netherlands......................................................    6,903,552   52,052,551   --      58,956,103
    New Zealand......................................................      125,564   10,266,015   --      10,391,579
    Norway...........................................................      190,283   23,901,789   --      24,092,072
    Peru.............................................................      490,689          105   --         490,794
    Philippines......................................................      101,299    8,425,020   --       8,526,319
    Poland...........................................................           --   10,601,428   --      10,601,428

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       --------------------------------------------------
                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                       ------------ -------------- ------- --------------
    Portugal..........................................           -- $    5,721,400   --    $    5,721,400
    Russia............................................ $  3,205,853      4,921,901   --         8,127,754
    Singapore.........................................        1,056     25,077,513   --        25,078,569
    South Africa......................................    3,926,044     56,568,672   --        60,494,716
    South Korea.......................................    1,002,588    120,316,279   --       121,318,867
    Spain.............................................      364,633     53,454,015   --        53,818,648
    Sweden............................................       89,897     62,876,311   --        62,966,208
    Switzerland.......................................    3,412,086    129,887,181   --       133,299,267
    Taiwan............................................    5,320,414    111,783,556   --       117,103,970
    Thailand..........................................   24,269,400          2,364   --        24,271,764
    Turkey............................................       12,384      6,690,148   --         6,702,532
    United Kingdom....................................   85,480,420    276,488,286   --       361,968,706
    United States.....................................    1,970,493             --   --         1,970,493
Preferred Stocks
    Brazil............................................   14,051,009             --   --        14,051,009
    Chile.............................................           --        187,759   --           187,759
    Colombia..........................................      523,901             --   --           523,901
    Germany...........................................           --     14,728,469   --        14,728,469
    United Kingdom....................................           --         16,210   --            16,210
Rights/Warrants
    Canada............................................           --            463   --               463
    Chile.............................................           --          1,762   --             1,762
    Indonesia.........................................           --         16,358   --            16,358
    Japan.............................................           --          3,180   --             3,180
    Malaysia..........................................           --          1,202   --             1,202
    South Korea.......................................           --          4,922   --             4,922
    Spain.............................................           --         74,909   --            74,909
    Sweden............................................           --          4,357   --             4,357
    Taiwan............................................           --          4,033   --             4,033
    Thailand..........................................           --          2,044   --             2,044
Securities Lending Collateral.........................           --    130,312,391   --       130,312,391
                                                       ------------ --------------   --    --------------
TOTAL................................................. $474,108,554 $2,761,521,848   --    $3,235,630,402
                                                       ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.............................. 17,748,751 $404,139,045
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 20,176,005  255,226,466
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  4,315,134   81,771,789
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $688,205,650)..............................................            $741,137,300
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.090%
    (Cost $521,378)..................................................    521,378      521,378
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $688,727,028)..............................................            $741,658,678
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $741,137,300   --      --    $741,137,300
Temporary Cash Investments.............................      521,378   --      --         521,378
                                                        ------------   --      --    ------------
TOTAL.................................................. $741,658,678   --      --    $741,658,678
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
    DFA Investment Dimensions Group Inc..............................  8,552,937 $181,749,903
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 10,315,893  130,496,053
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  3,504,004   66,400,879
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $327,990,612)..............................................            $378,646,835
                                                                                 ============

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD    COUNTERPARTY                                DATE    (DEPRECIATION)
-------------------  ------------------ ---------------------------------------  ---------- --------------
USD       2,209,344  DKK     14,158,518 State Street Bank and Trust               11/05/18    $   59,329
USD       1,283,781  SGD      1,763,011 JP Morgan                                 11/07/18        10,862
USD       1,306,432  NOK     10,723,699 Citibank, N.A.                            11/16/18        33,587
USD       3,248,546  SEK     29,161,574 Citibank, N.A.                            11/16/18        58,383
USD       6,606,278  CHF      6,509,277 Citibank, N.A.                            11/16/18       135,320
USD       7,436,083  CAD      9,692,980 Citibank, N.A.                            11/16/18        71,291
USD      18,735,929  GBP     14,138,963 State Street Bank and Trust               11/16/18       652,790
USD      30,195,451  JPY  3,382,623,949 Citibank, N.A.                            11/16/18       187,642
USD         836,028  ILS      3,053,000 Citibank, N.A.                            11/21/18        14,031
USD      32,130,371  EUR     27,971,243 State Street Bank and Trust               11/28/18       385,186
USD         509,012  NZD        778,059 Citibank, N.A.                            01/25/19           801
USD       7,171,812  AUD     10,112,538 Citibank, N.A.                            01/25/19         3,297
                                                                                              ----------
TOTAL APPRECIATION                                                                            $1,612,519
DKK         777,782  USD        119,761 Citibank, N.A.                            11/05/18    $   (1,653)
JPY     197,669,712  USD      1,759,811 Citibank, N.A.                            11/16/18        (6,250)
NOK         649,661  USD         78,047 Citibank, N.A.                            11/16/18          (936)
SEK       1,962,889  USD        215,790 Bank of America Corp.                     11/16/18        (1,058)
SGD          93,139  USD         67,504 Citibank, N.A.                            11/07/18          (257)
USD      11,457,423  HKD     89,671,456 Barclays Capital                          01/25/19          (407)
                                                                                              ----------
TOTAL (DEPRECIATION)                                                                          $  (10,561)
                                                                                              ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $1,601,958
                                                                                              ==========

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    178     12/21/18  $25,751,296 $24,128,790  $(1,622,506)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $25,751,296 $24,128,790  $(1,622,506)
                                                                        =========== ===========  ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                                LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------  ---------- ------- ------------
Affiliated Investment Companies............................. $378,646,835          --   --    $378,646,835
Forward Currency Contracts**................................           --  $1,601,958   --       1,601,958
Futures Contracts**.........................................   (1,622,506)         --   --      (1,622,506)
                                                             ------------  ----------   --    ------------
TOTAL....................................................... $377,024,329  $1,601,958   --    $378,626,287
                                                             ============  ==========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $5,406,696,334
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $5,406,696,334
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $6,302,852,246
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,302,852,246
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.. $16,473,722,142
                                                        ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $16,473,722,142
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.3%)
BRAZIL -- (7.5%)
    Ambev SA, ADR....................................................  15,156,098         $   65,625,904                0.3%
#   Banco Bradesco SA, ADR...........................................  10,092,312             92,546,500                0.4%
    Itau Unibanco Holding SA, ADR....................................   5,343,105             70,368,693                0.3%
    Lojas Renner SA..................................................   5,227,997             52,820,821                0.2%
    Petroleo Brasileiro SA...........................................   8,136,786             66,292,450                0.3%
    Petroleo Brasileiro SA, Sponsored ADR............................   4,065,689             60,253,511                0.2%
    Vale SA..........................................................  17,883,874            272,523,044                1.1%
    Other Securities.................................................                      1,254,860,631                4.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,935,291,554                7.6%
                                                                                          --------------               ----
CHILE -- (1.3%)
    Other Securities.................................................                        332,114,994                1.3%
                                                                                          --------------               ----
CHINA -- (16.6%)
#*  Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,510,117            214,859,447                0.9%
*   Baidu, Inc., Sponsored ADR.......................................     342,705             65,134,512                0.3%
    China Construction Bank Corp., Class H........................... 226,157,302            179,466,394                0.7%
    China Mobile, Ltd................................................  10,600,500             99,304,192                0.4%
#   China Mobile, Ltd., Sponsored ADR................................   1,997,961             93,005,085                0.4%
    China Overseas Land & Investment, Ltd............................  18,498,033             58,154,820                0.2%
    China Petroleum & Chemical Corp., Class H........................  70,800,400             57,672,295                0.2%
    CNOOC, Ltd.......................................................  36,457,000             62,085,500                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 156,720,725            106,330,714                0.4%
    NetEase, Inc., ADR...............................................     269,776             56,072,942                0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,734,000            167,657,733                0.7%
    Tencent Holdings, Ltd............................................  10,586,900            362,699,361                1.4%
    Other Securities.................................................                      2,776,056,040               10.8%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,298,499,035               16.9%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                         98,350,479                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.................................................                         44,218,190                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         14,613,705                0.1%
                                                                                          --------------               ----
GREECE -- (0.2%)
    Other Securities.................................................                         55,004,941                0.2%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            600,963                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        105,198,058                0.4%
                                                                                          --------------               ----
INDIA -- (12.1%)
    HDFC Bank, Ltd...................................................   2,994,559             77,521,410                0.3%
    Housing Development Finance Corp., Ltd...........................   3,549,153             84,809,881                0.4%
    Infosys, Ltd.....................................................  12,734,298            117,601,185                0.5%
#   Infosys, Ltd., Sponsored ADR.....................................   7,416,008             70,229,596                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Reliance Industries, Ltd.........................................   8,219,720         $  117,665,417                0.5%
    Tata Consultancy Services, Ltd...................................   3,896,968            101,973,604                0.4%
    Other Securities.................................................                      2,576,162,802               10.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,145,963,895               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.6%)
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             58,381,561                0.3%
    Other Securities.................................................                        610,894,158                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        669,275,719                2.6%
                                                                                          --------------               ----
MALAYSIA -- (3.2%)
    Public Bank Bhd..................................................  11,077,811             65,164,389                0.3%
    Other Securities.................................................                        767,925,978                3.0%
                                                                                          --------------               ----
TOTAL MALAYSIA.......................................................                        833,090,367                3.3%
                                                                                          --------------               ----
MEXICO -- (3.2%)
    America Movil S.A.B. de C.V., Sponsored ADR,
    Class L..........................................................   4,015,002             57,775,878                0.2%
    Grupo Mexico S.A.B. de C.V.......................................  24,442,328             56,373,208                0.2%
    Other Securities.................................................                        706,705,284                2.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        820,854,370                3.2%
                                                                                          --------------               ----
    PERU -- (0.1%)
    Other Securities.................................................                         39,581,616                0.2%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        308,392,875                1.2%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        377,080,393                1.5%
                                                                                          --------------               ----
RUSSIA -- (1.5%)
    Other Securities.................................................                        384,232,346                1.5%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            270,935                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.8%)
    Absa Group, Ltd..................................................   5,792,588             58,529,965                0.2%
    FirstRand, Ltd...................................................  23,983,632            104,752,384                0.4%
    MTN Group, Ltd...................................................  14,695,252             85,334,290                0.3%
    Naspers, Ltd., Class N...........................................     673,739            118,174,387                0.5%
    Sanlam, Ltd......................................................  12,023,228             60,540,785                0.3%
    Sasol, Ltd.......................................................   2,004,055             65,492,415                0.3%
    Standard Bank Group, Ltd.........................................   8,843,736             97,981,657                0.4%
    Other Securities.................................................                      1,180,028,721                4.6%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,770,834,604                7.0%
                                                                                          --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd.....................................................     230,246             70,357,555                0.3%
    Samsung Electronics Co., Ltd.....................................  25,385,277            950,317,896                3.8%
    SK Holdings Co., Ltd.............................................     257,689             59,334,459                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     SK Hynix, Inc...........................  3,141,984         $   189,227,083                0.8%
      Other Securities........................                      2,882,741,443               11.2%
                                                                  ---------------              -----
TOTAL SOUTH KOREA.............................                      4,151,978,436               16.4%
                                                                  ---------------              -----
TAIWAN -- (15.7%)
      Hon Hai Precision Industry Co., Ltd..... 44,249,403             112,638,996                0.5%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 41,147,652             308,911,148                1.2%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd.,
      Sponsored ADR........................... 10,778,196             410,649,268                1.6%
      Uni-President Enterprises Corp.......... 26,452,734              64,117,522                0.3%
      Other Securities........................                      3,165,386,686               12.4%
                                                                  ---------------              -----
TOTAL TAIWAN..................................                      4,061,703,620               16.0%
                                                                  ---------------              -----
THAILAND -- (3.7%)
      PTT PCL................................. 72,022,800             110,804,308                0.5%
      Other Securities........................                        847,481,055                3.3%
                                                                  ---------------              -----
TOTAL THAILAND................................                        958,285,363                3.8%
                                                                  ---------------              -----
TURKEY -- (1.1%)
      Other Securities........................                        276,235,759                1.1%
                                                                  ---------------              -----
TOTAL COMMON STOCKS...........................                     24,681,672,217               97.3%
                                                                  ---------------              -----
PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
      Banco Bradesco SA.......................  6,072,964              55,972,770                0.2%
      Itau Unibanco Holding SA................ 11,379,145             150,590,593                0.6%
      Petroleo Brasileiro SA..................  9,824,562              72,915,330                0.3%
      Other Securities........................                        187,336,738                0.7%
                                                                  ---------------              -----
TOTAL BRAZIL..................................                        466,815,431                1.8%
                                                                  ---------------              -----
CHILE -- (0.0%)
      Other Securities........................                          9,028,101                0.0%
                                                                  ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities........................                         16,712,534                0.1%
                                                                  ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                            155,594                0.0%
                                                                  ---------------              -----
TOTAL PREFERRED STOCKS........................                        492,711,660                1.9%
                                                                  ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            877,292                0.0%
                                                                  ---------------              -----
TOTAL INVESTMENT SECURITIES...................                     25,175,261,169
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (2.8%)
@(S)  DFA Short Term Investment Fund.......... 63,414,247             733,702,839                2.9%
                                                                  ---------------              -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $25,192,318,527)..................                    $25,908,964,008              102.1%
                                                                  ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,522 $ 31,092,750  $(2,475,772)
S&P 500(R)/ /Emini Index..........................    710     12/21/18   102,043,966   96,244,050   (5,799,916)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $135,612,488 $127,336,800  $(8,275,688)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- ------- ---------------
Common Stocks
   Brazil................................................... $1,935,291,554             --   --    $ 1,935,291,554
   Chile....................................................    102,298,660 $  229,816,334   --        332,114,994
   China....................................................    761,784,656  3,536,714,379   --      4,298,499,035
   Colombia.................................................     98,350,479             --   --         98,350,479
   Czech Republic...........................................             --     44,218,190   --         44,218,190
   Egypt....................................................      1,267,910     13,345,795   --         14,613,705
   Greece...................................................             --     55,004,941   --         55,004,941
   Hong Kong................................................         16,227        584,736   --            600,963
   Hungary..................................................        245,477    104,952,581   --        105,198,058
   India....................................................    120,263,353  3,025,700,542   --      3,145,963,895
   Indonesia................................................     24,021,899    645,253,820   --        669,275,719
   Malaysia.................................................             --    833,090,367   --        833,090,367
   Mexico...................................................    820,783,993         70,377   --        820,854,370
   Peru.....................................................     39,579,917          1,699   --         39,581,616
   Philippines..............................................      6,505,893    301,886,982   --        308,392,875
   Poland...................................................             --    377,080,393   --        377,080,393
   Russia...................................................     95,022,479    289,209,867   --        384,232,346
   Singapore................................................             --        270,935   --            270,935
   South Africa.............................................    116,585,261  1,654,249,343   --      1,770,834,604
   South Korea..............................................     87,754,116  4,064,224,320   --      4,151,978,436
   Taiwan...................................................    437,228,782  3,624,474,838   --      4,061,703,620
   Thailand.................................................    958,054,200        231,163   --        958,285,363
   Turkey...................................................      1,504,279    274,731,480   --        276,235,759
Preferred Stocks
   Brazil...................................................    466,815,431             --   --        466,815,431
   Chile....................................................             --      9,028,101   --          9,028,101
   Colombia.................................................     16,712,534             --   --         16,712,534
   South Korea..............................................             --        155,594   --            155,594
Rights/Warrants
   Chile....................................................             --         52,006   --             52,006
   Indonesia................................................             --        392,117   --            392,117
   Malaysia.................................................             --        103,040   --            103,040
   South Korea..............................................             --        182,674   --            182,674
   Taiwan...................................................             --        131,886   --            131,886
   Thailand.................................................             --         15,569   --             15,569

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED


                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Securities Lending Collateral.             --  $   733,702,839   --    $   733,702,839
Futures Contracts**...........   $ (8,275,688)              --   --         (8,275,688)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,081,811,412  $19,818,876,908   --    $25,900,688,320
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             ENHANCED U.S.
                                                                 LARGE      U.S. LARGE CAP
                                                                COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                              PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                             -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --             -- $   25,270,627               --
Investments at Value (including $2,218, $52,049, $0 and
  $2,351,990 of securities on loan, respectively)........... $      317,641 $    1,452,431             --   $   10,369,870
Temporary Cash Investments at Value & Cost..................             --          2,939             --          108,517
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,270, $40,425, $0 and
  $1,345,656)...............................................          2,270         40,426             --        1,345,682
Segregated Cash for Futures Contracts.......................             --             --             --            3,900
Cash........................................................          5,360             --             --               --
Receivables:
   Investment Securities Sold...............................          1,183            820             --          240,652
   Dividends and Interest...................................          2,328          1,314             --            4,372
   Securities Lending Income................................             --              6             --              291
   Fund Shares Sold.........................................            101          2,201         14,238            7,955
   Futures Margin Variation.................................          3,137             --             --              839
Unrealized Gain on Forward Currency Contracts...............            448             --             --               --
Prepaid Expenses and Other Assets...........................             15             24            123               77
                                                             -------------- -------------- --------------   --------------
       Total Assets.........................................        332,483      1,500,161     25,284,988       12,082,155
                                                             -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................          2,270         40,429             --        1,345,766
   Investment Securities Purchased..........................          2,926          1,653             --          263,334
   Fund Shares Redeemed.....................................            145            545         12,177            5,743
   Due to Advisor...........................................             30            190          3,298            3,228
Accrued Expenses and Other Liabilities......................             49            126          1,177              922
                                                             -------------- -------------- --------------   --------------
       Total Liabilities....................................          5,420         42,943         16,652        1,618,993
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $47,848 and shares outstanding of 0, 0, 0 and 2,040,767,
  respectively..............................................            N/A            N/A            N/A   $        23.45
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $108,168 and shares outstanding of 0, 0, 0 and 4,637,645,
  respectively..............................................            N/A            N/A            N/A   $        23.32
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of
  $327,063; $1,457,218; $25,268,336 and $10,307,146 and
  shares outstanding of 25,108,948, 87,013,242, 675,386,094
  and 439,438,485, respectively............................. $        13.03 $        16.75 $        37.41   $        23.46
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                             ============== ============== ==============   ==============
Investments at Cost......................................... $      322,672 $    1,143,446            N/A   $    8,905,005
                                                             ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      315,548 $    1,153,086 $   17,927,634   $    8,593,962
Total Distributable Earnings (Loss).........................         11,515        304,132      7,340,702        1,869,200
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,847,644, $2,570,265,
  $2,978,602 and $677,935 of securities on loan,
  respectively).............................................  $   14,525,166  $   23,478,789 $   24,470,723 $    4,568,642
Temporary Cash Investments at Value & Cost..................         185,684         167,633        225,634         67,909
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,667,131, $1,470,038,
  $1,747,135 and $376,151)..................................       1,667,171       1,470,055      1,747,162        376,160
Segregated Cash for Futures Contracts.......................           6,522           6,630          8,130          1,806
Receivables:
   Investment Securities Sold...............................         223,441          14,130         10,356             94
   Dividends and Interest...................................           5,000          18,184         19,581          2,840
   Securities Lending Income................................             397             463            533            146
   Fund Shares Sold.........................................           9,904          29,209         19,435          5,065
   Futures Margin Variation.................................           1,410           1,425          1,748            388
Prepaid Expenses and Other Assets...........................             116             222            211             46
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,624,811      25,186,740     26,503,513      5,023,096
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,667,197       1,470,152      1,747,190        376,194
   Investment Securities Purchased..........................         205,415          62,168         57,569         31,042
   Fund Shares Redeemed.....................................          11,680          19,467         14,926          3,473
   Due to Advisor...........................................           6,500           3,509          4,314          1,218
Accrued Expenses and Other Liabilities......................           1,404           1,718          1,864            400
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,892,196       1,557,014      1,825,863        412,327
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,732,615; $23,629,726; $24,677,650 and $4,610,769 and
  shares outstanding of 404,819,552, 1,037,950,248,
  1,161,535,950 and 250,529,805, respectively...............  $        36.39  $        22.77 $        21.25 $        18.40
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,370,820  $   15,920,979 $   16,320,509 $    3,104,772
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,819,613  $   15,883,815 $   16,215,104 $    3,036,938
Total Distributable Earnings (Loss).........................       3,913,002       7,745,911      8,462,546      1,573,831
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        U.S. HIGH      DFA REAL
                                                                                        RELATIVE        ESTATE       LARGE CAP
                                                        U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                          PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                        -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,209,306,
  $1,468,097, $15,705, $495,428 and $217,253 of
  securities on loan, respectively).................... $   17,280,115 $    6,375,051 $    719,417  $    8,556,902 $    4,520,654
Temporary Cash Investments at Value & Cost.............         97,267         56,048        3,361          12,245             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $2,515,586,
  $958,059, $9,440, $359,448 and $206,361).............      2,515,622        958,074        9,440         359,453        206,350
Segregated Cash for Futures Contracts..................          3,888          2,508           --             660          1,462
Foreign Currencies at Value............................             --             --           --              --         12,407
Cash...................................................             --             --           --              --         34,040
Receivables:
   Investment Securities Sold..........................        124,968        273,908          596           4,515             --
   Dividends and Interest..............................          4,433          2,187          818           6,061         16,044
   Securities Lending Income...........................            959            330            4              52            160
   Fund Shares Sold....................................         11,285          5,544        2,243           4,156         13,010
   Futures Margin Variation............................            840            549           --             142            293
Prepaid Expenses and Other Assets......................             79             51           66              63             34
                                                        -------------- -------------- ------------  -------------- --------------
       Total Assets....................................     20,039,456      7,674,250      735,945       8,944,249      4,804,454
                                                        -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      2,515,956        958,101        9,444         359,545        206,330
   Investment Securities Purchased.....................        187,998        229,839        3,154              --          4,162
   Fund Shares Redeemed................................         25,291          4,496          439           5,130          5,319
   Due to Advisor......................................          5,341          2,862           84           1,157            800
Accrued Expenses and Other Liabilities.................          1,419            636           96             759            437
                                                        -------------- -------------- ------------  -------------- --------------
       Total Liabilities...............................      2,736,005      1,195,934       13,217         366,591        217,048
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $17,303,451; $6,478,316; $722,728; $8,577,658 and
  $4,587,406 and shares outstanding of 494,096,241,
  296,101,862, 60,997,039, 251,284,798 and
  215,521,725, respectively............................ $        35.02 $        21.88 $      11.85  $        34.14 $        21.29
                                                        ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
Investments at Cost.................................... $   13,519,219 $    4,211,786 $    709,861  $    6,464,987 $    4,171,457
                                                        ============== ============== ============  ============== ==============
Foreign Currencies at Cost............................. $           -- $           -- $         --  $           -- $       12,566
                                                        ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   13,006,657 $    4,066,883 $    714,797  $    6,585,450 $    4,254,160
Total Distributable Earnings (Loss)....................      4,296,794      2,411,433        7,931       1,992,208        333,246
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       INTERNATIONAL
                                                        INTERNATIONAL      SMALL      GLOBAL SMALL JAPANESE SMALL
                                                         CORE EQUITY      COMPANY        COMPANY       COMPANY
                                                         PORTFOLIO*      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                        -------------- -------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value             -- $   12,556,610 $     31,323  $      623,019
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively).......... $   26,889,884             --           --              --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................      1,604,446             --           --              --
Segregated Cash for Futures Contracts..................          7,560          4,860           --              --
Foreign Currencies at Value............................         41,963             --           --              --
Cash...................................................        209,613         92,276           32              --
Receivables:
   Investment Securities Sold..........................         14,139             --           --              --
   Dividends, Interest and Tax Reclaims................         90,720             --           --              --
   Securities Lending Income...........................          3,069             --           --              --
   Fund Shares Sold....................................         36,243         15,268           17               5
   From Advisor........................................             --             --            2              --
   Futures Margin Variation............................          1,625          1,126           --              --
Unrealized Gain on Foreign Currency Contracts..........             50             --           --              --
Prepaid Expenses and Other Assets......................            308             79           14              10
                                                        -------------- -------------- ------------  --------------
       Total Assets....................................     28,899,620     12,670,219       31,388         623,034
                                                        -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      1,604,473             --           --              --
   Investment Securities Purchased.....................         68,174             --           --              --
   Fund Shares Redeemed................................         43,744          8,833           --             135
   Due to Advisor......................................          6,152          4,469           --             221
Unrealized Loss on Foreign Currency Contracts..........             41             --           --              --
Accrued Expenses and Other Liabilities.................          2,447            713            8              28
                                                        -------------- -------------- ------------  --------------
       Total Liabilities...............................      1,725,031         14,015            8             384
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        12.65 $        18.46 $      10.73  $        25.70
                                                        ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED............................  7,000,000,000  3,000,000,000  100,000,000   1,000,000,000
                                                        ============== ============== ============  ==============
Investments in Affiliated Investment Companies at Cost. $           --            N/A $     32,385             N/A
                                                        ============== ============== ============  ==============
Investments at Cost.................................... $   25,608,068            N/A          N/A             N/A
                                                        ============== ============== ============  ==============
Foreign Currencies at Cost............................. $       42,151 $           -- $         --  $           --
                                                        ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   26,082,688 $   11,430,392 $     32,617  $      528,647
Total Distributable Earnings (Loss)....................      1,091,901      1,225,812       (1,237)         94,003
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============

                                                         ASIA PACIFIC
                                                            SMALL
                                                           COMPANY
                                                          PORTFOLIO
                                                        --------------
ASSETS:
Investments in Affiliated Investment Companies at Value $      346,493
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................             --
Segregated Cash for Futures Contracts..................             --
Foreign Currencies at Value............................             --
Cash...................................................             --
Receivables:
   Investment Securities Sold..........................             --
   Dividends, Interest and Tax Reclaims................             --
   Securities Lending Income...........................             --
   Fund Shares Sold....................................              2
   From Advisor........................................             --
   Futures Margin Variation............................             --
Unrealized Gain on Foreign Currency Contracts..........             --
Prepaid Expenses and Other Assets......................             10
                                                        --------------
       Total Assets....................................        346,505
                                                        --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................             --
   Investment Securities Purchased.....................             --
   Fund Shares Redeemed................................             25
   Due to Advisor......................................            122
Unrealized Loss on Foreign Currency Contracts..........             --
Accrued Expenses and Other Liabilities.................             23
                                                        --------------
       Total Liabilities...............................            170
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        20.83
                                                        ==============
NUMBER OF SHARES AUTHORIZED............................  1,000,000,000
                                                        ==============
Investments in Affiliated Investment Companies at Cost.            N/A
                                                        ==============
Investments at Cost....................................            N/A
                                                        ==============
Foreign Currencies at Cost............................. $           --
                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $      382,722
Total Distributable Earnings (Loss)....................        (36,387)
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL   DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE    REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES     SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $       36,361 $      646,483             --  $    3,939,448
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......             --             -- $    5,366,724       3,536,061
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................             --             --        214,317          89,035
Segregated Cash for Futures Contracts.......................             --             --          1,722              --
Foreign Currencies at Value.................................             --             --         29,330              --
Cash........................................................             --             --         17,998           1,693
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --          4,459              --
   Dividends and Interest...................................             --             --         23,811           2,451
   Securities Lending Income................................             --             --            301              16
   Fund Shares Sold.........................................             --             23          1,865           4,670
   Futures Margin Variation.................................             --             --            370              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             10             23              63
                                                             -------------- -------------- --------------  --------------
       Total Assets.........................................         36,369        646,516      5,660,920       7,573,437
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        214,340          89,065
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --             77              --
   Fund Shares Redeemed.....................................             --            600          2,410           7,602
   Due to Advisor...........................................             11            227          1,178             408
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              7             38            408             438
                                                             -------------- -------------- --------------  --------------
       Total Liabilities....................................             18            865        218,413          97,513
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively.. $        26.95 $        24.37 $         4.85  $        10.71
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at Cost......            N/A            N/A $           --  $    3,483,483
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,386,352  $    3,439,740
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $       29,468  $           --
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       32,447 $      613,661 $    5,991,554  $    6,823,080
Total Distributable Earnings (Loss).........................          3,904         31,990       (549,047)        652,844
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....              --
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......  $   13,542,654
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................         948,096
Segregated Cash for Futures Contracts.......................           4,260
Foreign Currencies at Value.................................         138,226
Cash........................................................          12,464
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................          69,428
   Dividends and Interest...................................          53,663
   Securities Lending Income................................           2,168
   Fund Shares Sold.........................................          14,851
   Futures Margin Variation.................................           1,306
Unrealized Gain on Foreign Currency Contracts...............               8
Prepaid Expenses and Other Assets...........................              98
                                                              --------------
       Total Assets.........................................      14,787,222
                                                              --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................         948,108
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................          28,169
   Fund Shares Redeemed.....................................          13,941
   Due to Advisor...........................................           7,999
Unrealized Loss on Foreign Currency Contracts...............               5
Accrued Expenses and Other Liabilities......................           1,305
                                                              --------------
       Total Liabilities....................................         999,527
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively..  $        19.24
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost......  $           --
                                                              ==============
Investments at Cost.........................................  $   12,818,985
                                                              ==============
Foreign Currencies at Cost..................................  $      139,223
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   12,654,920
Total Distributable Earnings (Loss).........................       1,132,775
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      240,245              --
Investments at Value (including $202,165, $13,865, $0 and
  $8,169 of securities on loan, respectively)............... $    2,427,889 $    264,737              --  $      459,030
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $166,425, $12,685, $0 and $4,659)        166,426       12,685              --           4,659
Foreign Currencies at Value.................................          1,750           47              --           2,951
Cash........................................................         20,200        1,664              --               5
Receivables:
   Investment Securities Sold...............................            324          556              --             866
   Dividends, Interest and Tax Reclaims.....................          8,659          680              --           1,370
   Securities Lending Income................................            357            4              --              32
   Fund Shares Sold.........................................          5,562        1,032             519           2,301
Unrealized Gain on Foreign Currency Contracts...............              8            1              --               3
Prepaid Expenses and Other Assets...........................             33           18              17              31
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,631,208      281,424         240,781         471,248
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        166,426       12,685              --           4,659
   Investment Securities Purchased..........................         16,065        1,451              --           3,847
   Fund Shares Redeemed.....................................          6,298          349              16           2,151
   Due to Advisor...........................................            959           19              69             237
   Line of Credit...........................................             --           --              15             126
Unrealized Loss on Foreign Currency Contracts...............              7           --              --               3
Accrued Expenses and Other Liabilities......................            236           52              13              70
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        189,991       14,556             113          11,093
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,441,217; $266,868; $240,668 and $460,155 and shares
  outstanding of 207,967,168, 27,487,241, 21,561,655 and
  36,761,052, respectively.................................. $        11.74 $       9.71  $        11.16  $        12.52
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      233,128  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,277,269 $    288,453             N/A  $      478,019
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,752 $         47  $           --  $        2,954
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,211,833 $    291,615  $      229,249  $      466,719
Total Distributable Earnings (Loss).........................        229,384      (24,747)         11,419          (6,564)
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             SELECTIVELY
                                                              WORLD EX U.S.    WORLD CORE   HEDGED GLOBAL    EMERGING
                                                               CORE EQUITY       EQUITY        EQUITY         MARKETS
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             --------------  -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $      741,137 $      378,647 $    5,406,696
Investments at Value (including $183,664, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,105,318              --             --             --
Temporary Cash Investments at Value & Cost..................             --             521             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $130,310, $0, $0 and $0).........        130,312              --             --             --
Segregated Cash for Futures Contracts.......................          2,160              --          1,068             --
Foreign Currencies at Value.................................          4,134              --             --             --
Cash........................................................         56,476              --         21,678             --
Receivables:
   Investment Securities Sold...............................            237              --             --             --
   Dividends, Interest and Tax Reclaims.....................          8,841               1             --             --
   Securities Lending Income................................            354              --             --             --
   Fund Shares Sold.........................................         12,269             468             68         13,301
   Futures Margin Variation.................................            465              --            230             --
Unrealized Gain on Forward Currency Contracts...............             --              --          1,613             --
Unrealized Gain on Foreign Currency Contracts...............              2              --             --             --
Prepaid Expenses and Other Assets...........................             31              12             16             31
                                                             --------------  -------------- -------------- --------------
       Total Assets.........................................      3,320,599         742,139        403,320      5,420,028
                                                             --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        130,319              --             --             --
   Investment Securities Purchased..........................            165             265             --             --
   Fund Shares Redeemed.....................................         59,069             279             79         24,088
   Due to Advisor...........................................            933              39             18          1,492
Unrealized Loss on Forward Currency Contracts...............             --              --             11             --
Accrued Expenses and Other Liabilities......................            322              44             17            260
                                                             --------------  -------------- -------------- --------------
       Total Liabilities....................................        190,808             627            125         25,840
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,129,791; $741,512; $403,195 and $5,394,188 and shares
  outstanding of 293,846,191, 48,142,081, 25,663,746 and
  211,869,105, respectively.                                 $        10.65  $        15.40 $        15.71 $        25.46
                                                             ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000  1,000,000,000  1,500,000,000
                                                             ==============  ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $      688,206 $      327,991            N/A
                                                             ==============  ============== ============== ==============
Investments at Cost......................................... $    3,142,866  $           -- $           --            N/A
                                                             ==============  ============== ============== ==============
Foreign Currencies at Cost.................................. $        4,144  $           -- $           -- $           --
                                                             ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,147,864  $      689,501 $      340,895 $    4,299,746
Total Distributable Earnings (Loss).........................        (18,073)         52,011         62,300      1,094,442
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                EMERGING
                                                                EMERGING        EMERGING      MARKETS CORE
                                                              MARKETS SMALL   MARKETS VALUE      EQUITY
                                                              CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    6,302,852  $   16,473,722              --
Investments at Value (including $0, $0 and $1,582,637 of
  securities on loan, respectively).........................             --              --  $   25,175,261
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0 and $733,669).............             --              --         733,703
Segregated Cash for Futures Contracts.......................             --              --           5,950
Foreign Currencies at Value.................................             --              --         125,080
Cash........................................................             --              --          20,677
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --              --          18,510
   Dividends and Interest...................................             --              --          26,095
   Securities Lending Income................................             --              --           5,489
   Fund Shares Sold.........................................          7,956           8,639          45,905
   Futures Margin Variation.................................             --              --           1,273
Prepaid Expenses and Other Assets...........................             54              98             186
                                                             --------------  --------------  --------------
       Total Assets.........................................      6,310,862      16,482,459      26,158,129
                                                             --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --              --         733,740
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --              --             664
   Fund Shares Redeemed.....................................          3,656          19,334          38,039
   Due to Advisor...........................................          2,482           5,753          10,411
Accrued Expenses and Other Liabilities......................            318             812           2,516
                                                             --------------  --------------  --------------
       Total Liabilities....................................          6,456          25,899         785,370
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $25,150 and
  $0 and shares outstanding of 0, 943,939 and 0,
  respectively..............................................            N/A  $        26.64             N/A
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A     200,000,000             N/A
                                                             ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $6,304,406; $16,431,410 and $25,372,759 and shares
  outstanding of 336,783,190, 612,785,704 and
  1,339,249,387, respectively............................... $        18.72  $        26.81  $        18.95
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                             ==============  ==============  ==============
Investments at Cost.........................................            N/A             N/A  $   24,458,649
                                                             ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $      125,773
                                                             ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,620,965  $   17,284,916  $   25,419,661
Total Distributable Earnings (Loss).........................       (316,559)       (828,356)        (46,902)
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. U.S. LARGE CAP
                                                                    LARGE COMPANY     EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO*
                                                                    ------------- -------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................         --            --       $   567,863
   Interest........................................................         --            --             3,657
   Income from Securities Lending..................................         --            --             2,184
                                                                      --------       -------       -----------
   Expenses Allocated from Affiliated Investment Companies.........         --            --           (27,812)
                                                                      --------       -------       -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --            --           545,892
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................         --       $25,417                --
   Interest........................................................   $  7,296            --                --
   Income from Securities Lending..................................         19           183                --
                                                                      --------       -------       -----------
          Total Fund Investment Income.............................      7,315        25,600                --
                                                                      --------       -------       -----------
FUND EXPENSES
   Investment Management Fees......................................        701         2,118            63,844
   Accounting & Transfer Agent Fees................................         30           104             1,024
   S&P 500(R) Fees.................................................          8            --                --
   Custodian Fees..................................................          8            21                --
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................         --            --                --
       Class R2 Shares.............................................         --            --                --
   Filing Fees.....................................................         33            67               573
   Shareholders' Reports...........................................         16            31               593
   Directors'/Trustees' Fees & Expenses............................          2             5               102
   Professional Fees...............................................          6            20                88
   Other...........................................................          9            42               121
                                                                      --------       -------       -----------
          Total Fund Expenses......................................        813         2,408            66,345
                                                                      --------       -------       -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................       (287)           --           (25,540)
                                                                      --------       -------       -----------
   Net Expenses....................................................        526         2,408            40,805
                                                                      --------       -------       -----------
   NET INVESTMENT INCOME (LOSS)....................................      6,789        23,192           505,087
                                                                      --------       -------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (2,528)        4,178                --
       Affiliated Investment Companies Shares Sold.................         (1)           (5)               --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --            --         1,280,400
       Futures.....................................................     51,936            21                --
       Foreign Currency Transactions...............................        (33)           --                --
       Forward Currency Contracts..................................      2,456            --                --
       In-kind redemptions.........................................         --            --                --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (3,976)       54,720                --
       Affiliated Investment Companies Shares......................         --             2                --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --            --        (1,151,639)
       Futures.....................................................    (34,076)           --                --
       Translation of Foreign Currency Denominated Amounts.........          3            --                --
       Forward Currency Contracts..................................       (448)           --                --
                                                                      --------       -------       -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     13,333        58,916           128,761
                                                                      --------       -------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ 20,122       $82,108       $   633,848
                                                                      ========       =======       ===========

                                                                     U.S. TARGETED
                                                                    VALUE PORTFOLIO#
                                                                    ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................           --
   Interest........................................................           --
   Income from Securities Lending..................................           --
                                                                       ---------
   Expenses Allocated from Affiliated Investment Companies.........           --
                                                                       ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................    $ 166,033
   Interest........................................................           --
   Income from Securities Lending..................................        9,237
                                                                       ---------
          Total Fund Investment Income.............................      175,270
                                                                       ---------
FUND EXPENSES
   Investment Management Fees......................................       39,213
   Accounting & Transfer Agent Fees................................          690
   S&P 500(R) Fees.................................................           --
   Custodian Fees..................................................          141
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................           56
       Class R2 Shares.............................................          400
   Filing Fees.....................................................          232
   Shareholders' Reports...........................................          402
   Directors'/Trustees' Fees & Expenses............................           45
   Professional Fees...............................................          157
   Other...........................................................          271
                                                                       ---------
          Total Fund Expenses......................................       41,607
                                                                       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................           --
                                                                       ---------
   Net Expenses....................................................       41,607
                                                                       ---------
   NET INVESTMENT INCOME (LOSS)....................................      133,663
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      450,081
       Affiliated Investment Companies Shares Sold.................         (120)
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --
       Futures.....................................................       10,338
       Foreign Currency Transactions...............................          (10)
       Forward Currency Contracts..................................           --
       In-kind redemptions.........................................       16,160
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (761,255)
       Affiliated Investment Companies Shares......................            2
       Transactions Allocated from Affiliated Investment
         Company...................................................           --
       Futures.....................................................       (3,019)
       Translation of Foreign Currency Denominated Amounts.........           --
       Forward Currency Contracts..................................           --
                                                                       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (287,823)
                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(154,160)
                                                                       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                              U.S. CORE   U.S. CORE  U.S. VECTOR
                                                              U.S. SMALL CAP   EQUITY 1    EQUITY 2    EQUITY
                                                             VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO# PORTFOLIO#
                                                             ---------------- ----------  ---------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $153, $57,
     $66 and $21, respectively).............................   $   228,215    $  392,852   $421,753   $  78,544
   Income from Securities Lending...........................        10,449         9,350     11,056       3,143
                                                               -----------    ----------   --------   ---------
          Total Investment Income...........................       238,664       402,202    432,809      81,687
                                                               -----------    ----------   --------   ---------
EXPENSES
   Investment Management Fees...............................        78,440        39,324     49,564      14,700
   Accounting & Transfer Agent Fees.........................         1,155         1,375      1,559         350
   Custodian Fees...........................................           176           248        270          62
   Filing Fees..............................................           299           569        574          92
   Shareholders' Reports....................................           518           369        411         132
   Directors'/Trustees' Fees & Expenses.....................            62            89         96          21
   Professional Fees........................................           220           318        344          71
   Other....................................................           377           545        584         125
                                                               -----------    ----------   --------   ---------
          Total Expenses....................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   Net Expenses.............................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   NET INVESTMENT INCOME (LOSS).............................       157,417       359,365    379,407      66,134
                                                               -----------    ----------   --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................       833,947       159,334    287,280     112,491
       Affiliated Investment Companies Shares Sold..........          (150)         (157)      (115)        (52)
       Futures..............................................         8,130        22,597     26,827       1,014
       Foreign Currency Transactions........................            (5)           (2)        (4)         --
Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    (1,207,909)      582,991    218,021    (137,731)
       Affiliated Investment Companies Shares...............           (29)            1        (15)        (17)
       Futures..............................................        (7,825)      (12,157)   (16,600)        631
                                                               -----------    ----------   --------   ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................      (373,841)      752,607    515,394     (23,664)
                                                               -----------    ----------   --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $  (216,424)   $1,111,972   $894,801   $  42,470
                                                               ===========    ==========   ========   =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                U.S. HIGH    DFA REAL
                                                                                                RELATIVE      ESTATE
                                                                U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES
                                                                  PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#
                                                                -------------- -------------- ------------- ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 237,793      $  78,029       $ 7,503    $ 414,188
   Income from Securities Lending..............................      19,160          6,800            57        1,196
                                                                  ---------      ---------       -------    ---------
          Total Investment Income..............................     256,953         84,829         7,560      415,384
                                                                  ---------      ---------       -------    ---------
FUND EXPENSES
   Investment Management Fees..................................      63,276         33,637           826       14,581
   Accounting & Transfer Agent Fees............................       1,197            578            46          573
   Custodian Fees..............................................         212             89             6           87
   Filing Fees.................................................         313            145           177          223
   Shareholders' Reports.......................................         456            170            17          336
   Directors'/Trustees' Fees & Expenses........................          70             26             1           35
   Professional Fees...........................................         253             94             3          124
   Organizational & Offering Costs.............................          --             --            20           --
   Other.......................................................         432            162            10          203
                                                                  ---------      ---------       -------    ---------
          Total Fund Expenses..................................      66,209         34,901         1,106       16,162
                                                                  ---------      ---------       -------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          --             --           (74)        (724)
   Fees Paid Indirectly (Note C)...............................          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   Net Expenses................................................      66,209         34,901         1,032       15,438
                                                                  ---------      ---------       -------    ---------
   NET INVESTMENT INCOME (LOSS)................................     190,744         49,928         6,528      399,946
                                                                  ---------      ---------       -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................     630,926        264,588        (2,077)     (46,559)
       Affiliated Investment Companies Shares Sold.............        (358)           (61)           (3)         (37)
       Futures.................................................      14,477          7,709            59        8,922
       Foreign Currency Transactions...........................          (6)            (3)           --           --
       In-kind redemptions.....................................          --             --            --       80,654
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (714,753)      (242,170)           35     (196,570)
       Affiliated Investment Companies Shares..................         (18)            (7)            1           (2)
       Futures.................................................      (5,817)        (3,647)           --       (2,811)
       Translation of Foreign Currency Denominated Amounts.....          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     (75,549)        26,409        (1,985)    (156,403)
                                                                  ---------      ---------       -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 115,195      $  76,337       $ 4,543    $ 243,543
                                                                  =========      =========       =======    =========

                                                                  LARGE CAP
                                                                INTERNATIONAL
                                                                 PORTFOLIO#
                                                                -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 143,592
   Income from Securities Lending..............................       3,032
                                                                  ---------
          Total Investment Income..............................     146,624
                                                                  ---------
FUND EXPENSES
   Investment Management Fees..................................       9,778
   Accounting & Transfer Agent Fees............................         423
   Custodian Fees..............................................         403
   Filing Fees.................................................         104
   Shareholders' Reports.......................................         175
   Directors'/Trustees' Fees & Expenses........................          20
   Professional Fees...........................................          84
   Organizational & Offering Costs.............................          --
   Other.......................................................         164
                                                                  ---------
          Total Fund Expenses..................................      11,151
                                                                  ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          40
   Fees Paid Indirectly (Note C)...............................        (391)
                                                                  ---------
   Net Expenses................................................      10,800
                                                                  ---------
   NET INVESTMENT INCOME (LOSS)................................     135,824
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................       9,278
       Affiliated Investment Companies Shares Sold.............         (31)
       Futures.................................................       5,207
       Foreign Currency Transactions...........................      (1,098)
       In-kind redemptions.....................................          --
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (492,554)
       Affiliated Investment Companies Shares..................          35
       Futures.................................................      (3,535)
       Translation of Foreign Currency Denominated Amounts.....        (201)
                                                                  ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................    (482,899)
                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $(347,075)
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL     SMALL     GLOBAL SMALL JAPANESE SMALL
                                                                     CORE EQUITY     COMPANY      COMPANY       COMPANY
                                                                     PORTFOLIO#    PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                                    ------------- ------------- ------------ --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................           --   $   337,718    $   299      $  11,478
   Income from Securities Lending..................................           --        41,042         49          2,312
   Expenses Allocated from Affiliated Investment Companies.........           --       (16,192)       (18)          (821)
                                                                     -----------   -----------    -------      ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................           --            --        133             --
                                                                     -----------   -----------    -------      ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --       362,568        463         12,969
                                                                     -----------   -----------    -------      ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................  $   796,167            --         --             --
   Income from Securities Lending..................................       39,593            --         --             --
                                                                     -----------   -----------    -------      ---------
          Total Fund Investment Income.............................      835,760            --         --             --
                                                                     -----------   -----------    -------      ---------
FUND EXPENSES
   Investment Management Fees......................................       76,163        56,043        114          3,408
   Accounting & Transfer Agent Fees................................        1,885           347          6             10
   Custodian Fees..................................................        2,633             4          5             --
   Filing Fees.....................................................        1,084           266         24             27
   Shareholders' Reports...........................................          660           473          5             11
   Directors'/Trustees' Fees & Expenses............................          108            57         --              3
   Professional Fees...............................................          471            84         --              2
   Organizational & Offering Costs.................................           --            --          7             --
   Other...........................................................          916            95          3              4
                                                                     -----------   -----------    -------      ---------
          Total Fund Expenses......................................       83,920        57,369        164          3,465
                                                                     -----------   -----------    -------      ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          743            --       (104)          (682)
   Fees Paid Indirectly (Note C)...................................       (2,570)           --         --             --
                                                                     -----------   -----------    -------      ---------
   Net Expenses....................................................       82,093        57,369         60          2,783
                                                                     -----------   -----------    -------      ---------
   NET INVESTMENT INCOME (LOSS)....................................      753,667       305,199        403         10,186
                                                                     -----------   -----------    -------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................           --            --        333             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................       37,602            --         --             --
       Affiliated Investment Companies Shares Sold.................          (83)           --        (93)            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --       549,889       (602)        36,946
       Futures.....................................................       42,294        17,382         15             --
       Foreign Currency Transactions...............................       (6,317)           --         --             --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (3,538,139)           --         --             --
       Affiliated Investment Companies Shares......................          (17)           --       (772)            --
       Transactions Allocated from Affiliated Investment
         Company...................................................           --    (2,214,609)    (1,701)      (101,251)
       Futures.....................................................      (17,544)       (9,491)        --             --
       Translation of Foreign Currency Denominated Amounts.........         (811)           --         --             --
                                                                     -----------   -----------    -------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (3,483,015)   (1,656,829)    (2,820)       (64,305)
                                                                     -----------   -----------    -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(2,729,348)  $(1,351,630)   $(2,417)     $ (54,119)
                                                                     ===========   ===========    =======      =========

                                                                    ASIA PACIFIC
                                                                       SMALL
                                                                      COMPANY
                                                                     PORTFOLIO*
                                                                    ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................   $ 13,494
   Income from Securities Lending..................................      1,445
   Expenses Allocated from Affiliated Investment Companies.........       (452)
                                                                      --------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --
                                                                      --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................     14,487
                                                                      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................         --
   Income from Securities Lending..................................         --
                                                                      --------
          Total Fund Investment Income.............................         --
                                                                      --------
FUND EXPENSES
   Investment Management Fees......................................      1,818
   Accounting & Transfer Agent Fees................................          9
   Custodian Fees..................................................         --
   Filing Fees.....................................................         30
   Shareholders' Reports...........................................          8
   Directors'/Trustees' Fees & Expenses............................          1
   Professional Fees...............................................          1
   Organizational & Offering Costs.................................         --
   Other...........................................................          3
                                                                      --------
          Total Fund Expenses......................................      1,870
                                                                      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................       (364)
   Fees Paid Indirectly (Note C)...................................         --
                                                                      --------
   Net Expenses....................................................      1,506
                                                                      --------
   NET INVESTMENT INCOME (LOSS)....................................     12,981
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --
       Affiliated Investment Companies Shares Sold.................         --
       Transactions Allocated from Affiliated Investment
         Company**.................................................    (13,453)
       Futures.....................................................         --
       Foreign Currency Transactions...............................         --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --
       Affiliated Investment Companies Shares......................         --
       Transactions Allocated from Affiliated Investment
         Company...................................................    (33,087)
       Futures.....................................................         --
       Translation of Foreign Currency Denominated Amounts.........         --
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (46,540)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(33,559)
                                                                      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)


                                                                       UNITED     CONTINENTAL
                                                                    KINGDOM SMALL    SMALL
                                                                       COMPANY      COMPANY
                                                                     PORTFOLIO*   PORTFOLIO*
                                                                    ------------- -----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................    $ 1,397     $  17,159
   Income from Securities Lending..................................         20         2,272
   Expenses Allocated from Affiliated Investment Companies.........        (47)         (836)
                                                                       -------     ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --            --
                                                                       -------     ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      1,370        18,595
                                                                       -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................         --            --
   Income from Securities Lending..................................         --            --
                                                                       -------     ---------
          Total Fund Investment Income.............................         --            --
                                                                       -------     ---------
FUND EXPENSES
   Investment Management Fees......................................        213         3,607
   Accounting & Transfer Agent Fees................................          5            13
   Custodian Fees..................................................         --            --
   Filing Fees.....................................................         18            78
   Shareholders' Reports...........................................                      514
   Directors'/Trustees' Fees & Expenses............................         --             3
   Professional Fees...............................................                       14
   Other...........................................................                       18
                                                                       -------     ---------
          Total Fund Expenses......................................        243         3,727
                                                                       -------     ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................        (43)         (722)
   Fees Paid Indirectly (Note C)...................................         --            --
                                                                       -------     ---------
   Net Expenses....................................................        200         3,005
                                                                       -------     ---------
   NET INVESTMENT INCOME (LOSS)....................................      1,170        15,590
                                                                       -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --            --
       Affiliated Investment Companies Shares Sold.................         --            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................      2,228        19,862
       Futures.....................................................         --            --
       Foreign Currency Transactions...............................         --            --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --            --
       Affiliated Investment Companies Shares......................         --            --
       Transactions Allocated from Affiliated Investment
         Company...................................................     (7,070)     (119,115)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........         --            --
                                                                       -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (4,842)      (99,253)
                                                                       -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(3,672)    $ (83,663)
                                                                       =======     =========

                                                                         DFA
                                                                    INTERNATIONAL DFA GLOBAL       DFA
                                                                      REAL ESTATE REAL ESTATE INTERNATIONAL
                                                                     SECURITIES   SECURITIES    SMALL CAP
                                                                     PORTFOLIO#   PORTFOLIO# VALUE PORTFOLIO#
                                                                    ------------- ---------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................          --          --             --
   Income from Securities Lending..................................          --          --             --
   Expenses Allocated from Affiliated Investment Companies.........          --          --             --
                                                                      ---------   ---------    -----------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --   $ 178,050             --
                                                                      ---------   ---------    -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --     178,050             --
                                                                      ---------   ---------    -----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................   $ 256,929     148,544    $   410,879
   Income from Securities Lending..................................       4,234         529         29,094
                                                                      ---------   ---------    -----------
          Total Fund Investment Income.............................     261,163     149,073        439,973
                                                                      ---------   ---------    -----------
FUND EXPENSES
   Investment Management Fees......................................      14,397      14,467        103,208
   Accounting & Transfer Agent Fees................................         403         379          1,183
   Custodian Fees..................................................         497          19          1,862
   Filing Fees.....................................................         146         259            304
   Shareholders' Reports...........................................         151         372            464
   Directors'/Trustees' Fees & Expenses............................          24          29             68
   Professional Fees...............................................         105          58            288
   Other...........................................................         181          61            553
                                                                      ---------   ---------    -----------
          Total Fund Expenses......................................      15,904      15,644        107,930
                                                                      ---------   ---------    -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          --      (8,006)            --
   Fees Paid Indirectly (Note C)...................................        (488)         --         (1,844)
                                                                      ---------   ---------    -----------
   Net Expenses....................................................      15,416       7,638        106,086
                                                                      ---------   ---------    -----------
   NET INVESTMENT INCOME (LOSS)....................................     245,747     319,485        333,887
                                                                      ---------   ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --       5,030             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (55,861)    (30,218)       489,396
       Affiliated Investment Companies Shares Sold.................         (50)     13,679            (64)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --          --             --
       Futures.....................................................       6,053          --         19,832
       Foreign Currency Transactions...............................       3,300          --        (11,795)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (212,037)     (6,013)    (2,949,087)
       Affiliated Investment Companies Shares......................           6    (177,027)           (36)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --          --             --
       Futures.....................................................      (1,430)         --         (7,629)
       Translation of Foreign Currency Denominated Amounts.........        (239)         --           (512)
                                                                      ---------   ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (260,258)   (194,549)    (2,459,895)
                                                                      ---------   ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ (14,511)  $ 124,936    $(2,126,008)
                                                                      =========   =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                                    VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                                     PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                                    ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $755
     and $0, respectively).........................................          --           --        $  7,081              --
   Income from Securities Lending..................................          --           --             200              --
   Expenses Allocated from Affiliated Investment Companies.........          --           --            (420)             --
                                                                      ---------     --------        --------        --------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --           --             595              --
                                                                      ---------     --------        --------        --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --           --           7,456              --
                                                                      ---------     --------        --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $6,717,
     $463, $0 and $1,249, respectively)............................   $  71,315     $  4,933              --        $ 13,326
   Income from Securities Lending..................................       4,552           75              --             401
                                                                      ---------     --------        --------        --------
          Total Fund Investment Income.............................      75,867        5,008              --          13,727
                                                                      ---------     --------        --------        --------
FUND EXPENSES
   Investment Management Fees......................................      11,845          458           1,170           2,917
   Accounting & Transfer Agent Fees................................         224           29              10              44
   Custodian Fees..................................................         309           40              --             209
   Filing Fees.....................................................          95           83              28              52
   Shareholders' Reports...........................................         101           15               8              19
   Directors'/Trustees' Fees & Expenses............................          10           --               1               2
   Professional Fees...............................................          50            2               5              35
   Organizational & Offering Costs.................................          19           --              --              --
   Other...........................................................          98            6               1              23
                                                                      ---------     --------        --------        --------
          Total Fund Expenses......................................      12,732          652           1,223           3,301
                                                                      ---------     --------        --------        --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................          --          (10)           (543)             --
   Fees Paid Indirectly (Note C)...................................         (97)         (41)             --             (27)
                                                                      ---------     --------        --------        --------
   Net Expenses....................................................      12,635          601             680           3,274
                                                                      ---------     --------        --------        --------
   NET INVESTMENT INCOME (LOSS)....................................      63,232        4,407           6,776          10,453
                                                                      ---------     --------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --           --             772              --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      81,370       (1,478)             --          14,758
       Affiliated Investment Companies Shares Sold.................          (4)          --            (152)             (1)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --           --           4,866              --
       Futures.....................................................         (84)         167              --              22
       Foreign Currency Transactions...............................        (430)          35              --            (268)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (401,480)     (27,436)             --         (98,264)
       Affiliated Investment Companies Shares......................          (6)          --          (4,644)             --
       Transactions Allocated from Affiliated Investment
         Company...................................................          --           --         (30,618)             --
       Translation of Foreign Currency Denominated Amounts.........         (65)          (7)             --              (8)
                                                                      ---------     --------        --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (320,699)     (28,719)        (29,776)        (83,761)
                                                                      ---------     --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(257,467)    $(24,312)       $(23,000)       $(73,308)
                                                                      =========     ========        ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                            SELECTIVELY
                                                                    WORLDEXU.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                    CORE EQUITY   EQUITY      EQUITY      MARKETS
                                                                    PORTFOLIO#  PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                    ----------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $18,748, respectively)....................................         --         --          --    $ 150,383
   Interest........................................................         --         --          --           55
   Income from Securities Lending..................................         --         --          --        5,599
   Expenses Allocated from Affiliated Investment Companies.........         --         --          --       (8,147)
                                                                     ---------   --------    --------    ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --   $ 14,135    $  8,077           --
                                                                     ---------   --------    --------    ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --     14,135       8,077      147,890
                                                                     ---------   --------    --------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $8,971, $0,
     $0 and $0, respectively)......................................  $  89,282         --          --           --
   Income from Securities Lending..................................      4,633         --          --           --
                                                                     ---------   --------    --------    ---------
          Total Fund Investment Income.............................     93,915         --          --           --
                                                                     ---------   --------    --------    ---------
FUND EXPENSES
   Investment Management Fees......................................     10,222      2,153       1,260       25,843
   Accounting & Transfer Agent Fees................................        248         16          17          109
   Custodian Fees..................................................        585          1           2           --
   Filing Fees.....................................................        175         67          35           84
   Shareholders' Reports...........................................        108         13          13          212
   Directors'/Trustees' Fees & Expenses............................         12          3           1           26
   Professional Fees...............................................         79          6           3           24
   Other...........................................................        112          8           2           33
                                                                     ---------   --------    --------    ---------
          Total Fund Expenses......................................     11,541      2,267       1,333       26,331
                                                                     ---------   --------    --------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..............................
   (Note C)........................................................        917     (1,685)     (1,098)      (6,154)
   Fees Paid Indirectly (Note C)...................................       (244)        --          --           --
                                                                     ---------   --------    --------    ---------
   Net Expenses....................................................     12,214        582         235       20,177
                                                                     ---------   --------    --------    ---------
   NET INVESTMENT INCOME (LOSS)....................................     81,701     13,553       7,842      127,713
                                                                     ---------   --------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --      1,843       1,607           --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     21,093         --           1           --
       Affiliated Investment Companies Shares Sold.................         (7)     1,952       2,046           --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --         --          --       76,077
       Futures.....................................................      1,743        145       3,877           --
       Foreign Currency Transactions...............................       (951)        --          --           --
       Forward Currency Contracts..................................         --         --       4,871           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (472,935)        --          13           --
       Affiliated Investment Companies Shares......................         (1)   (39,888)    (27,187)          --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --         --          --     (937,174)
       Futures.....................................................         --         --      (2,628)          --
       Translation of Foreign Currency Denominated Amounts.........        (79)        --          --           --
       Forward Currency Contracts..................................         --         --         178           --
                                                                     ---------   --------    --------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (451,137)   (35,948)    (17,222)    (861,097)
                                                                     ---------   --------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(369,436)  $(22,395)   $ (9,380)   $(733,384)
                                                                     =========   ========    ========    =========

--------
** Net of foreign capital gain taxes withheld of $1, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                  EMERGING
                                                                       EMERGING      EMERGING   MARKETS CORE
                                                                    MARKETS SMALL MARKETS VALUE    EQUITY
                                                                    CAP PORTFOLIO*  PORTFOLIO*   PORTFOLIO#
                                                                    -------------- -----------  ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $22,185,
     $71,492 and $0, respectively).................................  $   169,316   $   529,291           --
   Interest........................................................           15           135           --
   Income from Securities Lending..................................       55,191        26,692           --
                                                                     -----------   -----------  -----------
   Expenses Allocated from Affiliated Investment Companies.........      (17,877)      (25,738)          --
                                                                     -----------   -----------  -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      206,645       530,380           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and
     $96,155, respectively)........................................           --            --  $   713,096
   Income from Securities Lending..................................           --            --       73,321
                                                                     -----------   -----------  -----------
          Total Fund Investment Income.............................           --            --      786,417
                                                                     -----------   -----------  -----------
FUND EXPENSES
   Investment Management Fees......................................       48,514        95,399      134,053
   Accounting & Transfer Agent Fees................................          216           205        1,905
   Custodian Fees..................................................           --            --        8,364
   Shareholder Servicing Fees Class R2 Shares......................         --74                         --
   Filing Fees.....................................................          146           128          720
   Shareholders' Reports...........................................          180           362          777
   Directors'/Trustees' Fees & Expenses............................           31            81          115
   Professional Fees...............................................           30            77          598
   Other...........................................................           37            98          903
                                                                     -----------   -----------  -----------
          Total Fund Expenses......................................       49,154        96,424      147,435
                                                                     -----------   -----------  -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................      (14,930)           --        1,257
   Fees Waived, (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C) Class R2
     Shares........................................................           --           (29)          --
       Institutional Class Shares..................................           --       (19,054)          --
   Fees Paid Indirectly (Note C)...................................           --            --       (2,940)
                                                                     -----------   -----------  -----------
   Net Expenses....................................................       34,224        77,341      145,752
                                                                     -----------   -----------  -----------
   NET INVESTMENT INCOME (LOSS)....................................      172,421       453,039      640,665
                                                                     -----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................           --            --       31,925
       Affiliated Investment Companies Shares Sold.................           --            --          (73)
       Transactions Allocated from Affiliated Investment
         Company**.................................................      185,571       304,582           --
       Futures.....................................................           --            --       23,201
       Foreign Currency Transactions...............................           --            --       (8,571)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................           --            --   (4,701,470)
       Affiliated Investment Companies Shares......................           --            --          (27)
       Transactions Allocated from Affiliated Investment
         Company...................................................   (1,598,746)   (2,444,307)          --
       Futures.....................................................           --            --      (14,163)
       Translation of Foreign Currency Denominated Amounts.........           --            --         (112)
                                                                     -----------   -----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (1,413,175)   (2,139,725)  (4,669,290)
                                                                     -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(1,240,754)  $(1,686,686) $(4,028,625)
                                                                     ===========   ===========  ===========

--------
** Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. LARGE   U.S. LARGE CAP EQUITY
                                                                     COMPANY PORTFOLIO          PORTFOLIO
                                                                    -------------------  ----------------------
                                                                      YEAR       YEAR       YEAR        YEAR
                                                                      ENDED      ENDED      ENDED       ENDED
                                                                     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                                      2018       2017       2018        2017
                                                                    ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   6,789  $  3,676  $   23,192  $   18,142
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (2,528)     (319)      4,178         273
       Affiliated Investment Companies Shares Sold.................        (1)        1          (5)         --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................        --        --          --          --
       Futures.....................................................    51,936    39,159          21           9
       Foreign Currency Transactions...............................       (33)      (11)         --          --
       Forward Currency Contracts..................................     2,456      (132)         --          --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (3,976)   (1,062)     54,720     200,016
       Affiliated Investment Companies Shares......................        --        (1)          2          (7)
       Transactions Allocated from Affiliated Investment
         Company...................................................        --        --          --          --
       Futures.....................................................   (34,076)   14,290          --          --
       Translation of Foreign Currency Denominated Amounts.........                3(9)          --          --
       Forward Currency Contracts..................................      (448)      896          --          --
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    20,122    56,488      82,108     218,433
                                                                    ---------  --------  ----------  ----------
   Distributions:/^ /
       Institutional Class Shares..................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
          Total Distributions......................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................................   104,340   101,630     400,167     343,508
       Shares Issued in Lieu of Cash Distributions.................    55,182     8,734      20,444      17,598
       Shares Redeemed.............................................  (119,686)  (73,606)   (236,226)   (199,415)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    39,836    36,758     184,385     161,691
                                                                    ---------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     4,716    83,934     244,335     361,560
NET ASSETS
   Beginning of Year...............................................   322,347   238,413   1,212,883     851,323
                                                                    ---------  --------  ----------  ----------
   End of Year..................................................... $ 327,063  $322,347  $1,457,218  $1,212,883
                                                                    =========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     7,678     7,516      23,452      23,434
   Shares Issued in Lieu of Cash Distributions.....................     4,245       681       1,202       1,194
   Shares Redeemed.................................................    (8,983)   (5,541)    (13,769)    (13,683)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     2,940     2,656      10,885      10,945
                                                                    =========  ========  ==========  ==========

                                                                      U.S. LARGE CAP VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   505,087  $   427,035
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................          --    1,154,160
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   1,280,400           --
       Futures.....................................................          --       18,720
       Foreign Currency Transactions...............................          --           --
       Forward Currency Contracts..................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................          --    2,764,575
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,151,639)          --
       Futures.....................................................          --       10,896
       Translation of Foreign Currency Denominated Amounts.........          --           --
       Forward Currency Contracts..................................          --           --
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     633,848    4,375,386
                                                                    -----------  -----------
   Distributions:/^ /
       Institutional Class Shares..................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
          Total Distributions......................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
   Capital Share Transactions (1):
       Shares Issued...............................................   5,451,856    5,277,113
       Shares Issued in Lieu of Cash Distributions.................   1,507,556      793,913
       Shares Redeemed.............................................  (4,458,440)  (3,536,921)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,500,972    2,534,105
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   1,535,465    6,059,618
NET ASSETS
   Beginning of Year...............................................  23,732,871   17,673,253
                                                                    -----------  -----------
   End of Year..................................................... $25,268,336  $23,732,871
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     139,106      144,495
   Shares Issued in Lieu of Cash Distributions.....................      39,063       22,018
   Shares Redeemed.................................................    (113,759)     (97,162)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      64,410       69,351
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $ 0 and $ 0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $ 0 and $ 0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                            PORTFOLIO                 PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   133,663  $   109,197  $   157,417  $   118,233
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     450,081      454,563      833,947      690,721
       Affiliated Investment Companies Shares Sold.................        (120)          (1)        (150)          22
       Futures.....................................................      10,338       17,659        8,130       26,310
       Foreign Currency Transactions...............................         (10)           6           (5)          --
       In-Kind Redemptions.........................................      16,160           --           --       79,386
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (761,255)   1,335,548   (1,207,909)   2,156,333
       Affiliated Investment Companies Shares......................           2         (188)         (29)        (216)
       Futures.....................................................      (3,019)       2,939       (7,825)       9,284
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (154,160)   1,919,723     (216,424)   3,080,073
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................      (2,923)      (1,891)          --           --
   Class R2 Shares.................................................      (7,940)      (7,083)          --           --
   Institutional Class Shares......................................    (575,420)    (394,532)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (586,283)    (403,506)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,212,541    3,081,447    2,623,124    2,978,426
   Shares Issued in Lieu of Cash Distributions.....................     552,460      373,214      765,814      585,631
   Shares Redeemed.................................................  (2,301,827)  (2,298,736)  (2,770,877)  (3,444,324)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     463,174    1,155,925      618,061      119,733
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (277,269)   2,672,142     (433,252)   2,552,682
NET ASSETS
   Beginning of Year...............................................  10,740,431    8,068,289   15,165,867   12,613,185
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $10,463,162  $10,740,431  $14,732,615  $15,165,867
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      87,535      128,009       67,506       80,463
   Shares Issued in Lieu of Cash Distributions.....................      22,442       15,383       20,311       15,504
   Shares Redeemed.................................................     (90,819)     (95,985)     (71,140)     (92,936)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      19,158       47,407       16,677        3,031
                                                                    ===========  ===========  ===========  ===========

                                                                       U.S. CORE EQUITY 1
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   359,365  $   299,067
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     159,334       96,159
       Affiliated Investment Companies Shares Sold.................        (157)         (35)
       Futures.....................................................      22,597       15,613
       Foreign Currency Transactions...............................          (2)           3
       In-Kind Redemptions.........................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     582,991    3,505,095
       Affiliated Investment Companies Shares......................           1         (188)
       Futures.....................................................     (12,157)      10,034
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   1,111,972    3,925,748
                                                                    -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................          --           --
   Class R2 Shares.................................................          --           --
   Institutional Class Shares......................................    (460,863)    (382,049)
                                                                    -----------  -----------
          Total Distributions......................................    (460,863)    (382,049)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   5,010,981    4,637,048
   Shares Issued in Lieu of Cash Distributions.....................     450,061      368,386
   Shares Redeemed.................................................  (3,245,167)  (2,746,550)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,215,875    2,258,884
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   2,866,984    5,802,583
NET ASSETS
   Beginning of Year...............................................  20,762,742   14,960,159
                                                                    -----------  -----------
   End of Year..................................................... $23,629,726  $20,762,742
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     213,759      229,289
   Shares Issued in Lieu of Cash Distributions.....................      19,536       18,264
   Shares Redeemed.................................................    (138,602)    (135,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      94,693      112,022
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                                    ---------------------------  ---------------------------
                                                                       YEAR           YEAR          YEAR           YEAR
                                                                       ENDED          ENDED         ENDED          ENDED
                                                                      OCT 31,        OCT 31,       OCT 31,        OCT 31,
                                                                       2018           2017          2018           2017
                                                                     -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   379,407    $   320,409   $   66,134     $   59,721
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     287,280        192,862      112,491        167,995
       Affiliated Investment Companies Shares Sold.................        (115)            31          (52)             5
       Futures.....................................................      26,827         19,381        1,014          5,443
       Foreign Currency Transactions...............................          (4)             5           --              2
       In-Kind Redemptions.........................................          --             --           --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     218,021      3,702,303     (137,731)       706,848
       Affiliated Investment Companies Shares......................         (15)          (261)         (17)           (57)
       Futures.....................................................     (16,600)        11,212          631            835
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     894,801      4,245,942       42,470        940,792
                                                                     -----------   -----------    ----------     ----------
Distributions:/^ /
       Institutional Class Shares..................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
          Total Distributions......................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................................   4,612,048      4,120,340      801,656        873,587
   Shares Issued in Lieu of Cash Distributions.....................     567,939        439,092      223,582        155,990
   Shares Redeemed.................................................  (3,335,154)    (2,695,986)    (954,936)      (911,079)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,844,833      1,863,446       70,302        118,498
                                                                     -----------   -----------    ----------     ----------
          Total Increase (Decrease) in Net Assets..................   2,162,232      5,664,372     (113,234)       901,356
NET ASSETS
   Beginning of Year...............................................  22,515,418     16,851,046    4,724,003      3,822,647
                                                                     -----------   -----------    ----------     ----------
   End of Year..................................................... $24,677,650    $22,515,418   $4,610,769     $4,724,003
                                                                     ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     209,626        212,849       41,129         48,648
   Shares Issued in Lieu of Cash Distributions.....................      26,310         22,777       11,712          8,720
   Shares Redeemed.................................................    (151,440)      (139,061)     (48,909)       (50,704)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      84,496         96,565        3,932          6,664
                                                                     ===========   ===========    ==========     ==========

                                                                    U.S. SMALL CAP PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   190,744  $   160,232
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     630,926      610,335
       Affiliated Investment Companies Shares Sold.................        (358)        (107)
       Futures.....................................................      14,477       18,310
       Foreign Currency Transactions...............................          (6)          15
       In-Kind Redemptions.........................................          --      125,200
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (714,753)   2,387,599
       Affiliated Investment Companies Shares......................         (18)        (345)
       Futures.....................................................      (5,817)      10,124
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     115,195    3,311,363
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (828,617)    (511,582)
                                                                    -----------  -----------
          Total Distributions......................................    (828,617)    (511,582)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   3,281,164    3,737,913
   Shares Issued in Lieu of Cash Distributions.....................     786,942      484,150
   Shares Redeemed.................................................  (2,983,020)  (3,067,256)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,085,086    1,154,807
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................     371,664    3,954,588
NET ASSETS
   Beginning of Year...............................................  16,931,787   12,977,199
                                                                    -----------  -----------
   End of Year..................................................... $17,303,451  $16,931,787
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,622      109,356
   Shares Issued in Lieu of Cash Distributions.....................      21,913       14,119
   Shares Redeemed.................................................     (80,602)     (89,947)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      29,933       33,528
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                             U.S. HIGH RELATIVE
                                                                    U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO
                                                                    -----------------------  ----------------------
                                                                                                          PERIOD
                                                                                                          MAY 16,
                                                                       YEAR        YEAR        YEAR       2017(A)
                                                                       ENDED       ENDED       ENDED        TO
                                                                      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                       2018        2017        2018        2017
                                                                    ----------  -----------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   49,928  $    43,746  $  6,528    $    672
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    264,588      283,405    (2,077)         43
       Affiliated Investment Companies Shares Sold.................        (61)          12        (3)         (1)
       Futures.....................................................      7,709        9,052        59        (394)
       Foreign Currency Transactions...............................         (3)          --        --          --
       In-Kind Redemptions.........................................         --           --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (242,170)   1,119,931        35       9,520
       Affiliated Investment Companies Shares......................         (7)        (105)        1          (1)
       Futures.....................................................     (3,647)       2,595        --          --
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     76,337    1,458,636     4,543       9,839
                                                                    ----------  -----------   --------    --------
Distributions:/^ /
       Institutional Class Shares..................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
          Total Distributions......................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
Capital Share Transactions (1):
   Shares Issued...................................................    990,936      757,322   637,379     134,388
   Shares Issued in Lieu of Cash Distributions.....................    302,813      276,724     5,712         541
   Shares Redeemed.................................................   (869,977)  (1,014,479)  (60,262)     (3,154)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    423,772       19,567   582,829     131,775
                                                                    ----------  -----------   --------    --------
          Total Increase (Decrease) in Net Assets..................    171,586    1,178,407   581,655     141,073
NET ASSETS
   Beginning of Year...............................................  6,306,730    5,128,323   141,073          --
                                                                    ----------  -----------   --------    --------
   End of Year..................................................... $6,478,316  $ 6,306,730  $722,728    $141,073
                                                                    ==========  ===========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     43,334       36,173    52,575      13,154
   Shares Issued in Lieu of Cash Distributions.....................     13,706       13,144       468          52
   Shares Redeemed.................................................    (38,021)     (48,215)   (4,950)       (302)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     19,019        1,102    48,093      12,904
                                                                    ==========  ===========   ========    ========

                                                                    DFA REAL ESTATE SECURITIES
                                                                            PORTFOLIO
                                                                    ------------------------


                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   399,946   $   190,490
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,559)       47,672
       Affiliated Investment Companies Shares Sold.................         (37)          (67)
       Futures.....................................................       8,922         8,131
       Foreign Currency Transactions...............................          --            --
       In-Kind Redemptions.........................................      80,654            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (196,570)      183,941
       Affiliated Investment Companies Shares......................          (2)          (61)
       Futures.....................................................      (2,811)        3,862
                                                                    -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     243,543       433,968
                                                                    -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (439,618)     (283,862)
                                                                    -----------   -----------
          Total Distributions......................................    (439,618)     (283,862)
                                                                    -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,859,208     1,766,337
   Shares Issued in Lieu of Cash Distributions.....................     351,943       217,675
   Shares Redeemed.................................................  (1,718,594)   (1,113,122)
                                                                    -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     492,557       870,890
                                                                    -----------   -----------
          Total Increase (Decrease) in Net Assets..................     296,482     1,020,996
NET ASSETS
   Beginning of Year...............................................   8,281,176     7,260,180
                                                                    -----------   -----------
   End of Year..................................................... $ 8,577,658   $ 8,281,176
                                                                    ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      54,826        50,891
   Shares Issued in Lieu of Cash Distributions.....................      10,160         6,384
   Shares Redeemed.................................................     (50,388)      (32,116)
                                                                    -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      14,598        25,159
                                                                    ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    LARGE CAP INTERNATIONAL    INTERNATIONAL CORE
                                                                           PORTFOLIO            EQUITY PORTFOLIO
                                                                    ----------------------  ------------------------
                                                                       YEAR        YEAR        YEAR         YEAR
                                                                       ENDED       ENDED       ENDED        ENDED
                                                                      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                       2018        2017        2018         2017
                                                                    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  135,824  $  111,927  $   753,667  $   550,178
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      9,278     157,652       37,602      (29,889)
       Affiliated Investment Companies Shares Sold.................        (31)         51          (83)          10
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................         --          --           --           --
       Futures.....................................................      5,207       4,534       42,294       22,487
       Foreign Currency Transactions...............................     (1,098)       (583)      (6,317)      (2,708)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (492,554)    608,562   (3,538,139)   4,344,669
       Affiliated Investment Companies Shares......................         35         (72)         (17)        (168)
       Transactions Allocated from Affiliated Investment
         Company...................................................         --          --           --           --
       Futures.....................................................     (3,535)      1,881      (17,544)      11,863
       Translation of Foreign Currency Denominated Amounts.........       (201)        330         (811)       1,409
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (347,075)    884,282   (2,729,348)   4,897,851
                                                                    ----------  ----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
          Total Distributions......................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................  1,048,667     960,010    8,724,881    6,327,731
   Shares Issued in Lieu of Cash Distributions.....................    116,674      99,282      674,993      506,159
   Shares Redeemed.................................................   (821,680)   (636,653)  (4,228,499)  (2,737,658)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    343,661     422,639    5,171,375    4,096,232
                                                                    ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................   (135,684)  1,195,315    1,730,621    8,460,957
NET ASSETS
   Beginning of Year...............................................  4,723,090   3,527,775   25,443,968   16,983,011
                                                                    ----------  ----------  -----------  -----------
   End of Year..................................................... $4,587,406  $4,723,090  $27,174,589  $25,443,968
                                                                    ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,730      45,425      611,977      496,127
   Shares Issued in Lieu of Cash Distributions.....................      5,040       4,623       48,289       39,374
   Shares Redeemed.................................................    (35,059)    (29,985)    (299,311)    (213,878)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     14,711      20,063      360,955      321,623
                                                                    ==========  ==========  ===========  ===========

                                                                       INTERNATIONAL SMALL
                                                                        COMPANY PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,199  $   254,211
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --      422,014
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     549,889           --
       Futures.....................................................      17,382       11,549
       Foreign Currency Transactions...............................          --       (1,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    2,134,951
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,214,609)          --
       Futures.....................................................      (9,491)       5,699
       Translation of Foreign Currency Denominated Amounts.........          --          864
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,351,630)   2,827,524
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (711,038)    (475,617)
                                                                    -----------  -----------
          Total Distributions......................................    (711,038)    (475,617)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,606,895    2,235,300
   Shares Issued in Lieu of Cash Distributions.....................     680,889      456,455
   Shares Redeemed.................................................  (2,059,202)  (1,940,733)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   1,228,582      751,022
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (834,086)   3,102,929
NET ASSETS
   Beginning of Year...............................................  13,490,290   10,387,361
                                                                    -----------  -----------
   End of Year..................................................... $12,656,204  $13,490,290
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     124,547      116,685
   Shares Issued in Lieu of Cash Distributions.....................      33,057       25,675
   Shares Redeemed.................................................     (98,779)     (99,987)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      58,825       42,373
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      GLOBAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                                    COMPANY PORTFOLIO  COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                                    ----------------  -------------------  ------------------
                                                                             PERIOD
                                                                             JAN 18,
                                                                     YEAR    2017(A)    YEAR       YEAR      YEAR      YEAR
                                                                     ENDED     TO       ENDED      ENDED     ENDED     ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                     2018     2017      2018       2017      2018      2017
                                                                    -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   403  $   134  $  10,186  $  8,388  $ 12,981  $  9,516
   Capital Gain Distributions Received from Affiliated
     Investment Companies..........................................     333       --         --        --        --        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --      105         --    28,171        --     9,656
       Affiliated Investment Companies Shares Sold.................     (93)      (6)        --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................    (602)      --     36,946        --   (13,453)       --
       Futures.....................................................      15        1         --        --        --        --
       Foreign Currency Transactions...............................      --       --         --      (465)       --      (119)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --       (3)        --    99,585        --    22,259
       Affiliated Investment Companies Shares......................    (772)   1,299         --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,701)      --   (101,251)       --   (33,087)       --
       Futures.....................................................      --       --         --         1        --        --
       Translation of Foreign Currency Denominated Amounts.........      --       --         --        87        --        (1)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (2,417)   1,530    (54,119)  135,767   (33,559)   41,311
                                                                    -------  -------  ---------  --------  --------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
          Total Distributions......................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  22,726   14,416    141,296    99,301   103,070    64,454
   Shares Issued in Lieu of Cash Distributions.....................     350       --     14,541     8,825    12,186     8,101
   Shares Redeemed.................................................  (3,950)    (925)  (111,110)  (95,760)  (54,145)  (24,394)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  19,126   13,491     44,727    12,366    61,111    48,161
                                                                    -------  -------  ---------  --------  --------  --------
          Total Increase (Decrease) in Net Assets..................  16,359   15,021    (25,328)  138,565    14,182    80,578
NET ASSETS
   Beginning of Year...............................................  15,021       --    647,978   509,413   332,153   251,575
                                                                    -------  -------  ---------  --------  --------  --------
   End of Year..................................................... $31,380  $15,021  $ 622,650  $647,978  $346,335  $332,153
                                                                    =======  =======  =========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   1,939    1,388      4,906     4,150     4,371     2,864
   Shares Issued in Lieu of Cash Distributions.....................      31       --        505       401       527       408
   Shares Redeemed.................................................    (346)     (86)    (3,870)   (4,002)   (2,282)   (1,095)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   1,624    1,302      1,541       549     2,616     2,177
                                                                    =======  =======  =========  ========  ========  ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED KINGDOM    CONTINENTAL SMALL
                                                                          SMALL             COMPANY
                                                                    ----------------  -------------------
                                                                    COMPANY PORTFOLIO      PORTFOLIO
                                                                     YEAR     YEAR      YEAR       YEAR
                                                                     ENDED    ENDED     ENDED      ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,
                                                                     2018     2017      2018       2017
                                                                    -------  -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $ 1,170  $ 1,220  $  15,590  $  7,573
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --    1,725         --    14,907
       Affiliated Investment Companies Shares Sold.................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   2,228       --     19,862        --
       Futures.....................................................      --       --         --        --
       Foreign Currency Transactions...............................      --        6         --        89
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --    7,588         --    94,661
       Affiliated Investment Companies Shares......................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (7,070)      --   (119,115)       --
       Futures.....................................................      --       --         --        --
       Translation of Foreign Currency Denominated Amounts.........      --        4         --        24
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (3,672)  10,543    (83,663)  117,254
                                                                    -------  -------  ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
          Total Distributions......................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................   2,809   12,269    207,831   209,825
   Shares Issued in Lieu of Cash Distributions.....................   3,396    2,618     19,301     7,180
   Shares Redeemed.................................................  (7,435)  (9,570)   (69,751)  (26,314)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  (1,230)   5,317    157,381   190,691
                                                                    -------  -------  ---------  --------
          Total Increase (Decrease) in Net Assets..................  (8,826)  12,854     53,304   300,230
NET ASSETS
   Beginning of Year...............................................  45,177   32,323    592,347   292,117
                                                                    -------  -------  ---------  --------
   End of Year..................................................... $36,351  $45,177  $ 645,651  $592,347
                                                                    =======  =======  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      91      435      7,354     8,148
   Shares Issued in Lieu of Cash Distributions.....................     114       95        709       280
   Shares Redeemed.................................................    (239)    (335)    (2,541)   (1,053)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (34)     195      5,522     7,375
                                                                    =======  =======  =========  ========

                                                                     DFA INTERNATIONAL REAL
                                                                    --------------------------
                                                                    ESTATE SECURITIES PORTFOLIO
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   245,747    $  198,330
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (55,861)      (21,413)
       Affiliated Investment Companies Shares Sold.................         (50)           21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................          --            --
       Futures.....................................................       6,053         6,597
       Foreign Currency Transactions...............................       3,300           439
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (212,037)       60,643
       Affiliated Investment Companies Shares......................           6           (17)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --            --
       Futures.....................................................      (1,430)          754
       Translation of Foreign Currency Denominated Amounts.........        (239)          254
                                                                     -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     (14,511)      245,608
                                                                     -----------   ----------
Distributions:/^ /
       Institutional Class Shares..................................    (241,977)     (326,892)
                                                                     -----------   ----------
          Total Distributions......................................    (241,977)     (326,892)
                                                                     -----------   ----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,129,099     1,720,625
   Shares Issued in Lieu of Cash Distributions.....................     238,291       320,016
   Shares Redeemed.................................................  (1,166,148)     (643,227)
                                                                     -----------   ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     201,242     1,397,414
                                                                     -----------   ----------
          Total Increase (Decrease) in Net Assets..................     (55,246)    1,316,130
NET ASSETS
   Beginning of Year...............................................   5,497,753     4,181,623
                                                                     -----------   ----------
   End of Year..................................................... $ 5,442,507    $5,497,753
                                                                     ===========   ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     219,592       347,476
   Shares Issued in Lieu of Cash Distributions.....................      46,632        69,418
   Shares Redeemed.................................................    (228,031)     (132,019)
                                                                     -----------   ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      38,193       284,875
                                                                     ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL
                                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   319,485  $   228,639  $   333,887  $   269,343
   Capital Gain Distributions Received from Investment
     Securities....................................................       5,030       14,569           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (30,218)      17,657      489,396      551,715
       Affiliated Investment Companies Shares Sold.................      13,679        2,178          (64)          14
       Futures.....................................................          --          149       19,832       14,572
       Foreign Currency Transactions...............................          --            3      (11,795)      (1,896)
       In-Kind Redemptions.........................................          --           --           --       82,012
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,013)      43,892   (2,949,087)   2,598,933
       Affiliated Investment Companies Shares......................    (177,027)      (5,082)         (36)        (118)
       Futures.....................................................          --           --       (7,629)       9,407
       Translation of Foreign Currency Denominated Amounts.........          --           --         (512)       1,459
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     124,936      302,005   (2,126,008)   3,525,441
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,076,669    2,695,188    2,575,335    1,958,045
   Shares Issued in Lieu of Cash Distributions.....................     245,163      233,500      810,215      544,816
   Shares Redeemed.................................................  (1,469,129)  (1,122,865)  (2,737,533)  (2,266,110)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     852,703    1,805,823      648,017      236,751
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................     722,142    1,864,827   (2,374,776)   3,152,742
NET ASSETS
   Beginning of Year...............................................   6,753,782    4,888,955   16,162,471   13,009,729
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 7,475,924  $ 6,753,782  $13,787,695  $16,162,471
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     193,699      251,258      116,242       93,807
   Shares Issued in Lieu of Cash Distributions.....................      22,410       23,234       36,559       28,186
   Shares Redeemed.................................................    (137,791)    (105,800)    (123,463)    (108,244)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      78,318      168,692       29,338       13,749
                                                                    ===========  ===========  ===========  ===========

                                                                    INTERNATIONAL VECTOR EQUITY
                                                                     PORTFOLIO
                                                                     ----------    ----------
                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   63,232    $   51,389
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     81,370        10,627
       Affiliated Investment Companies Shares Sold.................         (4)           (1)
       Futures.....................................................        (84)          158
       Foreign Currency Transactions...............................       (430)         (413)
       In-Kind Redemptions.........................................         --            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (401,480)      459,554
       Affiliated Investment Companies Shares......................         (6)          (16)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........        (65)          168
                                                                     ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (257,467)      521,466
                                                                     ----------    ----------
Distributions:/^ /
       Institutional Class Shares..................................    (69,245)      (54,431)
                                                                     ----------    ----------
          Total Distributions......................................    (69,245)      (54,431)
                                                                     ----------    ----------
Capital Share Transactions (1):
   Shares Issued...................................................    587,591       447,784
   Shares Issued in Lieu of Cash Distributions.....................     68,621        53,927
   Shares Redeemed.................................................   (418,135)     (295,368)
                                                                     ----------    ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    238,077       206,343
                                                                     ----------    ----------
          Total Increase (Decrease) in Net Assets..................    (88,635)      673,378
NET ASSETS
   Beginning of Year...............................................  2,529,852     1,856,474
                                                                     ----------    ----------
   End of Year..................................................... $2,441,217    $2,529,852
                                                                     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,843        37,714
   Shares Issued in Lieu of Cash Distributions.....................      5,242         4,561
   Shares Redeemed.................................................    (31,849)      (24,782)
                                                                     ----------    ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     18,236        17,493
                                                                     ==========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    INTERNATIONAL HIGH
                                                                         RELATIVE      WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                      PROFITABILITY
                                                                        PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO
                                                                    -----------------  ------------------  ---------------------
                                                                              PERIOD
                                                                              MAY 16,
                                                                      YEAR    2017(A)    YEAR      YEAR      YEAR        YEAR
                                                                      ENDED     TO       ENDED     ENDED     ENDED       ENDED
                                                                     OCT 31,  OCT 31,   OCT 31,   OCT 31,   OCT 31,     OCT 31,
                                                                      2018     2017      2018      2017      2018        2017
                                                                    --------  -------  --------  --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  4,407  $   426  $  6,776  $  5,730  $  10,453   $  7,583
   Capital Gain Distributions Received from Investment
     Securities....................................................       --       --       772       653         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................   (1,478)    (165)       --     1,111     14,758     17,468
       Affiliated Investment Companies Shares Sold.................       --       --      (152)      599         (1)        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................       --       --     4,866        --         --         --
       Futures.....................................................      167      (72)       --       262         22         --
       Foreign Currency Transactions...............................       35       19        --       (26)      (268)       (26)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (27,436)   3,720        --    41,263    (98,264)    65,446
       Affiliated Investment Companies Shares......................       --       --    (4,644)     (148)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company...................................................       --       --   (30,618)       --         --         --
       Futures.....................................................       --       --        --        99         --         --
       Translation of Foreign Currency Denominated Amounts.........       (7)      (1)       --        13         (8)        19
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (24,312)   3,927   (23,000)   49,556    (73,308)    90,489
                                                                    --------  -------  --------  --------  ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
          Total Distributions......................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................  252,625   65,210    78,125    44,260    215,731    132,580
   Shares Issued in Lieu of Cash Distributions.....................    3,958      299     8,111     4,529     18,713      7,665
   Shares Redeemed.................................................  (29,236)  (1,344)  (61,001)  (35,416)  (148,726)   (37,758)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  227,347   64,165    25,235    13,373     85,718    102,487
                                                                    --------  -------  --------  --------  ---------   --------
          Total Increase (Decrease) in Net Assets..................  199,075   67,793    (5,883)   58,397     (6,349)   185,292
NET ASSETS
   Beginning of Year...............................................   67,793       --   246,551   188,154    466,504    281,212
                                                                    --------  -------  --------  --------  ---------   --------
   End of Year..................................................... $266,868  $67,793  $240,668  $246,551  $ 460,155   $466,504
                                                                    ========  =======  ========  ========  =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   23,561    6,451     6,253     3,780     15,217      9,799
   Shares Issued in Lieu of Cash Distributions.....................      374       29       657       407      1,301        558
   Shares Redeemed.................................................   (2,797)    (130)   (4,751)   (3,040)   (10,739)    (2,738)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   21,138    6,350     2,159     1,147      5,779      7,619
                                                                    ========  =======  ========  ========  =========   ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY
                                                                           PORTFOLIO               PORTFOLIO
                                                                    ------------------------  -------------------
                                                                       YEAR         YEAR        YEAR       YEAR
                                                                       ENDED        ENDED       ENDED      ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,    OCT 31,
                                                                       2018         2017        2018       2017
                                                                    ----------   ----------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   81,701   $   54,316   $  13,553  $  8,719
   Capital Gain Distributions Received from Investment
     Securities....................................................         --           --       1,843       898
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     21,093        7,525          --         3
       Affiliated Investment Companies Shares Sold.................         (7)          (4)      1,952      (418)
       Futures.....................................................      1,743           68         145        --
       Foreign Currency Transactions...............................       (951)        (263)         --        --
       Forward Currency Contracts..................................         --           --          --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (472,935)     443,948          --        (1)
       Affiliated Investment Companies Shares......................         (1)         (14)    (39,888)   90,087
       Futures.....................................................         --           --          --        --
       Translation of Foreign Currency Denominated Amounts.........        (79)         105          --        --
       Forward Currency Contracts..................................         --           --          --        --
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (369,436)     505,681     (22,395)   99,288
                                                                    ----------   ----------   ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
          Total Distributions......................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  1,408,140    1,011,672     346,536   124,892
   Shares Issued in Lieu of Cash Distributions.....................     72,834       50,176      14,069    10,005
   Shares Redeemed.................................................   (711,170)    (365,917)   (129,087)  (47,259)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    769,804      695,931     231,518    87,638
                                                                    ----------   ----------   ---------  --------
          Total Increase (Decrease) in Net Assets..................    324,424    1,148,922     194,621   176,662
NET ASSETS
   Beginning of Year...............................................  2,805,367    1,656,445     546,891   370,229
                                                                    ----------   ----------   ---------  --------
   End of Year..................................................... $3,129,791   $2,805,367   $ 741,512  $546,891
                                                                    ==========   ==========   =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    116,093       92,982      20,931     8,416
   Shares Issued in Lieu of Cash Distributions.....................      6,147        4,555         856       690
   Shares Redeemed.................................................    (59,215)     (33,482)     (7,697)   (3,225)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     63,025       64,055      14,090     5,881
                                                                    ==========   ==========   =========  ========

                                                                     SELECTIVELY HEDGED
                                                                    GLOBAL EQUITY PORTFOLIO
                                                                    ----------------------
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                     OCT 31,      OCT 31,
                                                                      2018         2017
                                                                     ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   7,842    $  6,540
   Capital Gain Distributions Received from Investment
     Securities....................................................     1,607         894
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................         1          --
       Affiliated Investment Companies Shares Sold.................     2,046        (555)
       Futures.....................................................     3,877       2,398
       Foreign Currency Transactions...............................        --          --
       Forward Currency Contracts..................................     4,871      (1,466)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................        13           5
       Affiliated Investment Companies Shares......................   (27,187)     64,639
       Futures.....................................................    (2,628)      1,354
       Translation of Foreign Currency Denominated Amounts.........        --          --
       Forward Currency Contracts..................................       178         775
                                                                     ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (9,380)     74,584
                                                                     ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (11,171)     (9,106)
                                                                     ---------   --------
          Total Distributions......................................   (11,171)     (9,106)
                                                                     ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................   114,026      90,620
   Shares Issued in Lieu of Cash Distributions.....................    11,131       9,105
   Shares Redeemed.................................................  (103,615)    (52,903)
                                                                     ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    21,542      46,822
                                                                     ---------   --------
          Total Increase (Decrease) in Net Assets..................       991     112,300
NET ASSETS
   Beginning of Year...............................................   402,204     289,904
                                                                     ---------   --------
   End of Year..................................................... $ 403,195    $402,204
                                                                     =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     6,816       6,000
   Shares Issued in Lieu of Cash Distributions.....................       679         649
   Shares Redeemed.................................................    (6,176)     (3,520)
                                                                     ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     1,319       3,129
                                                                     =========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(1), $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        EMERGING MARKETS          EMERGING MARKETS
                                                                            PORTFOLIO            SMALL CAP PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   127,713  $   106,884  $   172,421  $   146,645
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --       (9,141)          --      173,759
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................      76,077           --      185,571           --
       Futures.....................................................          --        8,254           --        9,252
       Foreign Currency Transactions...............................          --          (31)          --           78
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,198,559           --      931,907
       Transactions Allocated from Affiliated Investment
         Company...................................................    (937,174)          --   (1,598,746)          --
       Futures.....................................................          --        1,186           --          854
       Translation of Foreign Currency Denominated Amounts.........          --          (71)          --         (194)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (733,384)   1,305,640   (1,240,754)   1,262,301
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................          --           --           --           --
       Institutional Class Shares..................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,740,732    1,476,279    1,502,030    1,554,965
   Shares Issued in Lieu of Cash Distributions.....................     104,589      100,892      321,912      259,430
   Shares Redeemed.................................................  (2,235,370)  (1,057,775)  (1,188,516)  (1,011,728)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (390,049)     519,396      635,426      802,667
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (1,238,726)   1,717,514     (945,311)   1,790,208
NET ASSETS
   Beginning of Year...............................................   6,632,914    4,915,400    7,249,717    5,459,509
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 5,394,188  $ 6,632,914  $ 6,304,406  $ 7,249,717
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      59,520       56,711       66,017       75,223
   Shares Issued in Lieu of Cash Distributions.....................       3,693        3,823       14,324       13,320
   Shares Redeemed.................................................     (75,814)     (39,854)     (52,180)     (47,673)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (12,601)      20,680       28,161       40,870
                                                                    ===========  ===========  ===========  ===========

                                                                     EMERGING MARKETS VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   453,039  $   398,400
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --     (258,290)
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     304,582           --
       Futures.....................................................          --       19,890
       Foreign Currency Transactions...............................          --        2,920
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    3,745,161
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,444,307)          --
       Futures.....................................................          --        3,766
       Translation of Foreign Currency Denominated Amounts.........          --          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,686,686)   3,911,794
                                                                    -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................        (632)        (847)
       Institutional Class Shares..................................    (438,799)    (339,766)
                                                                    -----------  -----------
          Total Distributions......................................    (439,431)    (340,613)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,709,737    2,459,482
   Shares Issued in Lieu of Cash Distributions.....................     416,976      322,816
   Shares Redeemed.................................................  (3,958,464)  (3,341,295)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (831,751)    (558,997)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,957,868)   3,012,184
NET ASSETS
   Beginning of Year...............................................  19,414,428   16,402,244
                                                                    -----------  -----------
   End of Year..................................................... $16,456,560  $19,414,428
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,155       90,920
   Shares Issued in Lieu of Cash Distributions.....................      14,033       11,717
   Shares Redeemed.................................................    (128,806)    (122,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (26,618)     (19,894)
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $(144), respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $144, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING MARKETS CORE EQUITY
                                                                            PORTFOLIO
                                                                    ---------------------------
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   640,665    $   463,779
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      31,925        (87,713)
       Affiliated Investment Companies Shares Sold.................         (73)           (17)
       Futures.....................................................      23,201         29,430
       Foreign Currency Transactions...............................      (8,571)        (3,967)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (4,701,470)     4,549,390
       Affiliated Investment Companies Shares......................         (27)          (115)
       Futures.....................................................     (14,163)         9,334
       Translation of Foreign Currency Denominated Amounts.........        (112)          (275)
                                                                     -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (4,028,625)     4,959,846
                                                                     -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (593,704)      (449,166)
                                                                     -----------   -----------
          Total Distributions......................................    (593,704)      (449,166)
                                                                     -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   7,226,472      6,836,743
   Shares Issued in Lieu of Cash Distributions.....................     559,808        422,561
   Shares Redeemed.................................................  (4,876,914)    (3,397,228)
                                                                     -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,909,366      3,862,076
                                                                     -----------   -----------
          Total Increase (Decrease) in Net Assets..................  (1,712,963)     8,372,756
NET ASSETS
   Beginning of Year...............................................  27,085,722     18,712,966
                                                                     -----------   -----------
   End of Year..................................................... $25,372,759    $27,085,722
                                                                     ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     325,137        342,803
   Shares Issued in Lieu of Cash Distributions.....................      26,402         20,857
   Shares Redeemed.................................................    (222,685)      (170,351)
                                                                     -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     128,854        193,309
                                                                     ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(5)
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017      2016      2015      2014
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and Unrealized).........     0.52      2.63      0.45      0.53      1.94
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     0.78      2.81      0.55      0.60      2.01
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains.................................................    (2.04)    (0.36)    (0.79)    (1.66)       --
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................     5.62%    23.53%     4.75%     5.25%    17.18%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets...............................     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average Net Assets..................     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate...............................................       91%      122%      119%      223%      202%
                                                                       --------  --------  --------  --------  --------

                                                                                  U.S. LARGE CAP EQUITY PORTFOLIO
                                                                       ----------------------------------------------------
                                                                          YEAR        YEAR       YEAR      YEAR      YEAR
                                                                          ENDED       ENDED      ENDED     ENDED     ENDED
                                                                         OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                          2018        2017       2016      2015      2014
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                                       ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and Unrealized).........       0.81        2.87      0.19      0.21      1.57
                                                                       ----------  ----------  --------  --------  --------
       Total from Investment Operations...............................       1.09        3.13      0.44      0.44      1.78
                                                                       ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains.................................................         --          --        --     (0.02)       --
                                                                       ----------  ----------  --------  --------  --------
       Total Distributions............................................      (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, End of Year.......................................... $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                                       ==========  ==========  ========  ========  ========
Total Return..........................................................       6.82%      24.16%     3.51%     3.49%    16.19%
                                                                       ----------  ----------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets...............................       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average Net Assets..................       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate...............................................          7%         11%       12%       12%        1%
                                                                       ----------  ----------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------
                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                2018         2017         2016         2015         2014
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......... $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.35         6.99         0.71        (0.32)        4.02
                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.13         7.73         1.41         0.37         4.58
                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................ $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========  ===========  ===========  ===========  ===========
Total Return................................        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......... $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average Net Assets
  (B).......................................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR     YEAR      YEAR     YEAR
                                                                         ENDED    ENDED    ENDED     ENDED    ENDED
                                                                        OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                                         2018     2017     2016      2015     2014
                                                                       -------   -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                                                       -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.63)     4.66     0.60    (0.61)     1.86
                                                                       -------   -------  -------  -------   -------
       Total from Investment Operations...............................   (0.35)     4.91     0.84    (0.35)     2.04
                                                                       -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.................................................   (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                                                       -------   -------  -------  -------   -------
       Total Distributions............................................   (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                                                       -------   -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                                                       =======   =======  =======  =======   =======
Total Return..........................................................   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                                                       -------   -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets...............................    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to Average Net Assets..................    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate...............................................      23%       23%      28%      15%       10%
                                                                       -------   -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.63)      4.65      0.60     (0.61)     1.84
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.39)      4.86      0.80     (0.38)     1.99
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.................................................    (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets...............................     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to Average Net Assets..................     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate...............................................       23%        23%       28%       15%       10%
                                                                       --------   --------  --------  --------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              --------------------------------------------------------------
                                                  YEAR         YEAR         YEAR        YEAR         YEAR
                                                  ENDED        ENDED        ENDED       ENDED        ENDED
                                                 OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                  2018         2017         2016        2015         2014
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year........... $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                              -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)..........        0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (0.63)         4.67        0.60       (0.61)        1.85
                                              -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations......       (0.33)         4.94        0.85       (0.32)        2.06
                                              -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains........................       (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                              -----------   -----------  ----------  ----------   ----------
       Total Distributions...................       (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Year................. $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                              ===========   ===========  ==========  ==========   ==========
Total Return.................................       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                              -----------   -----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......... $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets......        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate......................          23%           23%         28%         15%          10%
                                              -----------   -----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                                 2018         2017         2016          2015         2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.90)         7.71         1.06        (1.44)         2.93
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (0.51)         8.02         1.38        (1.03)         3.16
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................................       (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....................        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to Average Net Assets........        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................................          27%           24%          19%          17%            9%
                                                             -----------   -----------  -----------  -----------   -----------

                                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.88         4.12         0.30         0.26         2.02
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        1.24         4.45         0.63         0.57         2.29
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................................       (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        5.59%       24.93%        3.68%        3.26%       14.72%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to Average Net Assets........        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................................           3%           3%           4%           4%           5%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.53         3.83         0.25         0.02         1.86
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        0.87         4.14         0.56         0.32         2.12
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains.......................................       (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        4.16%       24.36%        3.47%        1.92%       13.78%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets                             0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets                1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate.....................................           5%           5%           4%           5%           6%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                             U.S. VECTOR EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR         YEAR
                                                                ENDED       ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018        2017        2016        2015         2014
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (0.10)       3.65        0.24       (0.30)        1.62
                                                             ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations.....................       0.16        3.89        0.49       (0.05)        1.83
                                                             ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains.......................................      (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                                             ----------  ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                                             ==========  ==========  ==========  ==========   ==========
Total Return................................................       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                                             ----------  ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets                            0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets               1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate.....................................         10%         10%         10%         10%          10%
                                                             ----------  ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP PORTFOLIO
                                                             --------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, Beginning of Year.......................... $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                                             -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39         0.35         0.34         0.35        0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.08)        7.17         0.77         0.33        2.27
                                                             -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.....................        0.31         7.52         1.11         0.68        2.53
                                                             -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.......................................       (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                                             -----------  -----------  -----------  -----------  ----------
       Total Distributions..................................       (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Year................................ $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                                             ===========  ===========  ===========  ===========  ==========
Total Return................................................        0.77%       25.21%        3.89%        2.34%       8.67%
                                                             -----------  -----------  -----------  -----------  ----------
Net Assets, End of Year (thousands)......................... $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets                1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.....................................          13%          14%          10%          11%          9%
                                                             -----------  -----------  -----------  -----------  ----------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.17        0.16        0.16        0.16        0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.12        5.12        0.60        0.02        1.35
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       0.29        5.28        0.76        0.18        1.49
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.......................................      (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       1.29%      28.91%       4.32%       1.11%       7.88%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets               0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.....................................         19%         15%         15%         14%         12%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    U.S. HIGH RELATIVE
                                   PROFITABILITY PORTFOLIO                    DFA REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------         ----------------------------------------------------------
                                                 PERIOD
                                     YEAR       MAY 16,               YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED     2017(a) TO             ENDED       ENDED       ENDED       ENDED       ENDED
                                    OCT 31,     OCT 31,              OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                     2018         2017                2018        2017        2016        2015        2014
                                    --------   ----------          ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
  Period.......................... $  10.93     $  10.00           $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)...................     0.19         0.07                 1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.89         0.91                (0.69)       1.12        1.18        0.95        4.62
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations...............     1.08         0.98                 0.91        1.96        2.27        1.85        5.34
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........    (0.16)       (0.05)               (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............       --           --                (0.11)      (0.31)         --          --          --
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total Distributions........    (0.16)       (0.05)               (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.... $  11.85     $  10.93           $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                    ========    ========           ==========  ==========  ==========  ==========  ==========
Total Return......................     9.88%        9.84%  (C)           2.63%       5.86%       6.89%       5.89%      19.80%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands)..................... $722,728     $141,073           $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average
  Net Assets......................     0.25%        0.23%  (D)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  Fees Paid Indirectly)                0.27%        0.35%  (D)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment
  Income to Average Net Assets....     1.58%        1.45%  (D)(E)        4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........        7%           0%  (C)              3%          1%          3%          4%          0%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                                             ----------   ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.59)        4.58       (0.29)       (0.66)        0.13
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets                            0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)              0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to Average Net Assets               2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................................          8%          10%         10%          10%           4%
                                                             ----------   ----------  ----------   ----------   ----------

                                                                             INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR          YEAR
                                                                 ENDED        ENDED        ENDED         ENDED         ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                                 2018         2017         2016          2015          2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (1.22)         2.97         0.17        (0.13)        (0.05)
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets                             0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)               0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to Average Net Assets                2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................................           4%            6%           2%           4%            7%
                                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                             --------------------------------------------------------------

                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                 ENDED        ENDED        ENDED        ENDED       ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                 2018         2017         2016         2015        2014
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                             -----------   -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                             -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations.....................       (1.95)         4.54         0.91        0.53       (0.20)
                                                             -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.......................................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                             -----------   -----------  -----------  ----------  ----------
       Total Distributions..................................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Year................................ $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                             ===========   ===========  ===========  ==========  ==========
Total Return................................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                             -----------   -----------  -----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(B)................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net Assets........        2.18%         2.14%        2.47%       2.30%       2.15%
                                                             -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                             -----------   -----------  -----------  ----------  ----------

                                                             GLOBAL SMALL COMPANY PORTFOLIO
                                                             ----------------------
                                                                              PERIOD
                                                               YEAR          JAN 18,
                                                               ENDED        2017(a) TO
                                                              OCT 31,        OCT 31,
                                                               2018            2017
                                                             -------      ----------
Net Asset Value, Beginning of Year.......................... $ 11.53       $ 10.00
                                                              -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................    0.19          0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................   (0.75)         1.39
                                                              -------      -------
       Total from Investment Operations.....................   (0.56)         1.53
                                                              -------      -------
Less Distributions:
-------------------
   Net Investment Income....................................   (0.17)           --
   Net Realized Gains.......................................   (0.07)           --
                                                              -------      -------
       Total Distributions..................................   (0.24)           --
                                                              -------      -------
Net Asset Value, End of Year................................ $ 10.73       $ 11.53
                                                              =======      =======
Total Return................................................   (5.02%)       15.30%(C)
                                                              -------      -------
Net Assets, End of Year (thousands)......................... $31,380       $15,021
Ratio of Expenses to Average Net Assets *(B)................    0.49%         0.42%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................    0.90%         1.14%(D)(E)
Ratio of Net Investment Income to Average Net Assets........    1.58%         1.74%(D)(E)
                                                              -------      -------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................    0.26%         0.27%
                                                              -------      -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                JAPANESE SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.59)      5.61      2.51      1.36      0.13
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (2.16)      5.98      2.83      1.61      0.37
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (B)...........................     0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net Assets..................     1.49%      1.50%     1.57%     1.27%     1.25%
                                                                       --------   --------  --------  --------  --------

                                                                               ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.76)      2.45      2.24     (3.51)     (1.81)
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (1.92)      3.19      2.95     (2.76)     (0.98)
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net Assets..................     3.57%      3.41%     3.57%     3.67%      3.53%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR      YEAR     YEAR     YEAR
                                                                         ENDED    ENDED     ENDED    ENDED    ENDED
                                                                        OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                                         2018     2017      2016     2015     2014
-                                                                      -------   -------  -------   -------  -------
Net Asset Value, Beginning of Year.................................... $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                                       -------   -------  -------   -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.65)     6.67    (6.55)     1.95    (0.65)
                                                                       -------   -------  -------   -------  -------
       Total from Investment Operations...............................   (2.80)     7.54    (5.37)     3.01     0.30
                                                                       -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains.................................................   (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                                       -------   -------  -------   -------  -------
       Total Distributions............................................   (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                                       -------   -------  -------   -------  -------
Net Asset Value, End of Year.......................................... $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                                       =======   =======  =======   =======  =======
Total Return..........................................................   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                                       -------   -------  -------   -------  -------
Net Assets, End of Year (thousands)................................... $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (B)...........................    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..................    2.75%     2.93%    3.87%     2.99%    2.50%
                                                                       -------   -------  -------   -------  -------

                                                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
-                                                                      --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (3.68)      6.73      0.72      1.38     (0.90)
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (3.07)      7.18      1.15      1.81     (0.48)
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains.................................................    (0.21)        --        --        --        --
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets..................     2.16%      1.78%     2.08%     2.09%     1.97%
                                                                       --------   --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ------------------------------------------------------------
                                                         YEAR         YEAR        YEAR        YEAR         YEAR
                                                         ENDED        ENDED       ENDED       ENDED        ENDED
                                                        OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                         2018         2017        2016        2015         2014
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year................... $     5.07   $     5.23  $     5.27  $     5.63   $     5.48
                                                      ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.22         0.21        0.20        0.19         0.22
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.22)        0.04       (0.15)      (0.22)        0.19
                                                      ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations..............         --         0.25        0.05       (0.03)        0.41
                                                      ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
   Net Realized Gains................................         --           --          --          --           --
                                                      ----------   ----------  ----------  ----------   ----------
       Total Distributions...........................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year......................... $     4.85   $     5.07  $     5.23  $     5.27   $     5.63
                                                      ==========   ==========  ==========  ==========   ==========
Total Return.........................................      (0.24%)       5.46%       1.05%      (0.37%)       8.21%
                                                      ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).................. $5,442,507   $5,497,753  $4,181,623  $3,540,092   $3,088,376
Ratio of Expenses to Average Net Assets *............       0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Net Investment Income to Average Net Assets.       4.27%        4.19%       3.71%       3.64%        4.14%
Portfolio Turnover Rate..............................          5%           1%          1%          2%           1%
                                                      ----------   ----------  ----------  ----------   ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                   N/A          N/A         N/A         N/A          N/A
                                                      ----------   ----------  ----------  ----------   ----------

                                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                                          2018           2017           2016           2015           2014
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year................... $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                                      ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.26)          0.15           0.23          (0.09)          1.05
                                                      ----------     ----------     ----------     ----------     ----------
       Total from Investment Operations..............       0.22           0.58           0.50           0.35           1.36
                                                      ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains................................      (0.07)         (0.03)            --             --             --
                                                      ----------     ----------     ----------     ----------     ----------
       Total Distributions...........................      (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year......................... $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                                      ==========     ==========     ==========     ==========     ==========
Total Return.........................................       1.91%          5.82%          4.87%          3.44%         14.98%
                                                      ----------     ----------     ----------     ----------     ----------
Net Assets, End of Year (thousands).................. $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net Assets *............       0.24%(B)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.35%(B)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net Assets.       4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate..............................          3%             2%             2%             1%           N/A
                                                      ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                  0.13%          0.15%          0.16%          0.22%          0.26%
                                                      ----------     ----------     ----------     ----------     ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                             ----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                 2018         2017         2016         2015         2014
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     23.51   $     19.31  $     19.44  $     19.55  $     20.17
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.47          0.39         0.44         0.38         0.37
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (3.44)         4.72         0.29         0.22        (0.34)
                                                             -----------   -----------  -----------  -----------  -----------
       Total from Investment Operations.....................       (2.97)         5.11         0.73         0.60         0.03
                                                             -----------   -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.56)        (0.29)       (0.58)       (0.37)       (0.35)
   Net Realized Gains.......................................       (0.74)        (0.62)       (0.28)       (0.34)       (0.30)
                                                             -----------   -----------  -----------  -----------  -----------
       Total Distributions..................................       (1.30)        (0.91)       (0.86)       (0.71)       (0.65)
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     19.24   $     23.51  $     19.31  $     19.44  $     19.55
                                                             ===========   ===========  ===========  ===========  ===========
Total Return................................................      (13.37%)       27.49%        4.09%        3.31%        0.13%
                                                             -----------   -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $13,787,695   $16,162,471  $13,009,729  $12,577,575  $11,684,771
Ratio of Expenses to Average Net Assets.....................        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Net Investment Income to Average Net Assets........        2.10%         1.85%        2.38%        1.94%        1.78%
Portfolio Turnover Rate.....................................          23%           21%          19%          18%           8%
                                                             -----------   -----------  -----------  -----------  -----------

                                                                         INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    13.33   $    10.78  $    10.76  $    11.26   $    11.75
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.32         0.28        0.28        0.28         0.32
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (1.56)        2.57        0.05       (0.41)       (0.43)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (1.24)        2.85        0.33       (0.13)       (0.11)
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.30)       (0.28)      (0.27)      (0.27)       (0.30)
   Net Realized Gains.......................................      (0.05)       (0.02)      (0.04)      (0.10)       (0.08)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.35)       (0.30)      (0.31)      (0.37)       (0.38)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    11.74   $    13.33  $    10.78  $    10.76   $    11.26
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................      (9.52%)      26.83%       3.21%      (1.14%)      (1.05%)
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $2,441,217   $2,529,852  $1,856,474  $1,594,914   $1,305,553
Ratio of Expenses to Average Net Assets.....................       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Net Investment Income to Average Net Assets........       2.40%        2.36%       2.73%       2.50%        2.64%
Portfolio Turnover Rate.....................................         12%           5%          4%          8%           8%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              INTERNATIONAL HIGH RELATIVE
                               PROFITABILITY PORTFOLIO               WORLD EX U.S. VALUE PORTFOLIO
                              -------------------         --------------------------------------------------
                                              PERIOD
                                YEAR         MAY 16,        YEAR       YEAR      YEAR      YEAR       YEAR
                                ENDED       2017(A) TO      ENDED      ENDED     ENDED     ENDED      ENDED
                               OCT 31,       OCT 31,       OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                2018           2017         2018       2017      2016      2015       2014
                              --------    ----------      --------   --------  --------  --------   --------
Net Asset Value,
  Beginning of Period........ $  10.68     $ 10.00        $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                              --------     -------        --------   --------  --------  --------   --------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)..............     0.26        0.08            0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............    (1.01)       0.66           (1.48)      2.33      0.03     (1.18)     (0.50)
                              --------     -------        --------   --------  --------  --------   --------
       Total from
         Investment
         Operations..........    (0.75)       0.74           (1.14)      2.64      0.34     (0.88)     (0.08)
                              --------     -------        --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.....    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
       Total
         Distributions.......    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
Net Asset Value, End of
  Period..................... $   9.71     $ 10.68        $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                              ========     =======        ========   ========  ========  ========   ========
Total Return.................    (7.20%)      7.38%(C)       (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                              --------     -------        --------   --------  --------  --------   --------
Net Assets, End of
  Period (thousands)......... $266,868     $67,793        $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to
  Average Net Assets *.......     0.35%       0.31%(D)(E)     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor
  and Fees Paid
  Indirectly) *..............     0.35%       0.65%(D)(E)     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     2.41%       1.76%(D)(E)     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate......        9%          2%            N/A        N/A       N/A       N/A        N/A
                              --------     -------        --------   --------  --------  --------   --------
* The Ratio of Expenses
  to Average Net Assets
  is inclusive of
  acquired fund fees and
  expenses incurred by
  the Portfolio
  indirectly as a result
  of Portfolio's
  investment in
  Underlying Funds as
  follows:...................      N/A         N/A            0.24%      0.25%     0.26%     0.25%      0.23%
                              --------     -------        --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                  --------------------------------------------------
                                                                    YEAR       YEAR      YEAR      YEAR       YEAR
                                                                    ENDED      ENDED     ENDED     ENDED      ENDED
                                                                   OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                    2018       2017      2016      2015       2014
                                                                  --------   --------  --------  --------   --------
Net Asset Value, Beginning of Period............................. $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                                  --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................     0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)....    (2.29)      3.01      0.55     (0.58)     (0.22)
                                                                  --------   --------  --------  --------   --------
       Total from Investment Operations..........................    (1.98)      3.29      0.80     (0.35)      0.01
                                                                  --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................    (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains............................................    (0.26)        --        --     (0.03)     (0.15)
                                                                  --------   --------  --------  --------   --------
       Total Distributions.......................................    (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                                  --------   --------  --------  --------   --------
Net Asset Value, End of Period................................... $  12.52   $  15.06  $  12.04  $11.44 $      12.08
                                                                  ========   ========  ========  ========   ========
Total Return.....................................................   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                                  --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............................ $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *........................     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets.............     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate..........................................       24%        17%       28%        1%         0%
                                                                  --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................      N/A        N/A       N/A      0.45%      0.51%
                                                                  --------   --------  --------  --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                                    OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                     2018         2017        2016        2015        2014
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, Beginning of Period............................. $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                                  ----------   ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................       0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and Unrealized)....      (1.52)        2.21        0.08       (0.72)     (0.27)
                                                                  ----------   ----------  ----------  ----------   --------
       Total from Investment Operations..........................      (1.21)        2.48        0.34       (0.46)      0.01
                                                                  ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains............................................         --           --          --          --      (0.01)
                                                                  ----------   ----------  ----------  ----------   --------
       Total Distributions.......................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period................................... $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                                  ==========   ==========  ==========  ==========   ========
Total Return.....................................................     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                                  ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............................ $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *........................       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets.............       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate..........................................          4%           4%          1%          1%         0%
                                                                  ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................        N/A          N/A         N/A        0.03%      0.43%
                                                                  ----------   ----------  ----------  ----------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  WORLD CORE EQUITY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.64)      2.98      0.20     (0.35)     0.87
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.33)      3.27      0.47     (0.09)     1.04
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains.................................................    (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(B)..........................     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets..................     1.89%      1.95%     2.14%     1.95%     1.27%
                                                                       --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.27%      0.28%     0.31%     0.32%     0.31%
                                                                       --------   --------  --------  --------   -------

                                                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.66)      2.98      0.30     (0.34)      0.76
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (0.35)      3.27      0.56     (0.07)      1.03
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains.................................................    (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(B)..........................     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets..................     1.87%      1.90%     2.03%     1.93%      1.94%
                                                                       --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.29%      0.29%     0.32%     0.33%      0.34%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              EMERGING MARKETS PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.14)        5.43        1.95       (4.54)       (0.20)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.53)        5.92        2.40       (4.05)        0.36
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains.......................................         --           --          --          --        (0.16)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (B).................       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average Net Assets........       2.08%        1.88%       2.04%       1.97%        2.11%
                                                             ----------   ----------  ----------  ----------   ----------

                                                                         EMERGING MARKETS SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.22)        3.58        2.04       (2.53)        0.62
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.69)        4.07        2.49       (2.10)        1.05
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains.......................................      (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (B).................       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average Net Assets........       2.31%        2.32%       2.43%       2.16%        2.02%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR      YEAR     YEAR      YEAR      YEAR
                                                                         ENDED     ENDED    ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017     2016      2015      2014
                                                                       -------    -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 30.13    $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                                       -------    -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.63       0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.48)      5.60     2.75    (5.61)    (1.10)
                                                                       -------    -------  -------  -------   -------
       Total from Investment Operations...............................   (2.85)      5.91     3.21    (5.12)    (0.51)
                                                                       -------    -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains.................................................      --         --       --       --     (0.42)
                                                                       -------    -------  -------  -------   -------
       Total Distributions............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.97)
                                                                       -------    -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 26.64    $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                                       =======    =======  =======  =======   =======
Total Return..........................................................   (9.66%)    24.11%   14.98%  (18.49%)   (1.75%)
                                                                       -------    -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $25,150    $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (B)...........................    0.80%      0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly) (B)..............................    0.90%      0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets..................    2.07%      1.19%    2.08%    1.93%     2.09%
                                                                       -------    -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------------
                                                       YEAR         YEAR         YEAR          YEAR          YEAR
                                                       ENDED        ENDED        ENDED         ENDED         ENDED
                                                      OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                       2018         2017         2016          2015          2014
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year................ $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                                   -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)...............        0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (3.53)         5.40         2.77        (5.60)        (1.10)
                                                   -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations...........       (2.80)         6.01         3.28        (5.06)        (0.44)
                                                   -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains.............................          --            --           --           --         (0.42)
                                                   -----------   -----------  -----------  -----------   -----------
       Total Distributions........................       (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year...................... $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                                   ===========   ===========  ===========  ===========   ===========
Total Return......................................       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
Net Assets, End of Year (thousands)............... $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (B).......        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)
  (B).............................................        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.37%         2.23%        2.31%        2.12%         2.35%
                                                   -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             -----------------------------------------------------------------
                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                 2018         2017         2016          2015         2014
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......... $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....       (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................ $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========   ===========  ===========  ===========   ===========
Total Return................................      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......... $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees
  Paid Indirectly)..........................        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           4%            4%           3%           5%            2%
                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio invest in three Underlying Funds within the Fund each. As of October 31, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/18
------------                                       -----------------------                            -----------
U.S. Large Cap Value Portfolio                     The U.S. Large Cap Value Series                        86%
Japanese Small Company Portfolio                   The Japanese Small Company Series                      16%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  20%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 2%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                99%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      84%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  80%
                                                   The Canadian Small Company Series                      98%
Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --

                                                                                                       PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
                                                   The Canadian Small Company Series                           --
                                                   The Emerging Markets Small Cap Series                       --
                                                   The United Kingdom Small Company Series                     --
DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                        16%
                                                   DFA International Real Estate Securities Portfolio          47%
World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                     --
                                                   DFA International Small Cap Value Portfolio                 --
                                                   The DFA International Value Series                           1%
World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                                 2%
                                                   International Core Equity Portfolio                          1%
                                                   Emerging Markets Core Equity Portfolio                      --
Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                                 1%
                                                   International Core Equity Portfolio                         --
                                                   Emerging Markets Core Equity Portfolio                      --

* The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio.................................... 0.20%
U.S. Large Cap Equity Portfolio.......................................... 0.15%
U.S. Large Cap Value Portfolio........................................... 0.25%
U.S. Targeted Value Portfolio............................................ 0.35%
U.S. Small Cap Value Portfolio........................................... 0.50%
U.S. Core Equity 1 Portfolio............................................. 0.17%
U.S. Core Equity 2 Portfolio............................................. 0.20%
U.S. Vector Equity Portfolio............................................. 0.30%
U.S. Small Cap Portfolio................................................. 0.35%

U.S. Micro Cap Portfolio................................................. 0.50%
U.S. High Relative Profitability Portfolio............................... 0.20%
DFA Real Estate Securities Portfolio..................................... 0.17%
Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
International Small Company Portfolio.................................... 0.40%
Global Small Company Portfolio........................................... 0.45%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%
DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreements (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                          RECOVERY         FEES/EXPENSES      PREVIOUSLY WAIVED
                                                                       OF PREVIOUSLY     ASSUMED (RECOVERED     FEES/ EXPENSES
                                                   EXPENSE LIMITATION   WAIVED FEES/     PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                               AMOUNT       EXPENSES ASSUMED FEES/EXPENSES ASSUMED) TO FUTURE RECOVERY
--------------------------                         ------------------ ---------------- ---------------------- ------------------
Enhanced U.S. Large Company Portfolio (1).........        0.15%            $    1             $   287              $   445
U.S. Large Cap Equity Portfolio (1)...............        0.19%                --                  --                   --
U.S. Large Cap Value Portfolio (2)................        0.25%                --              25,540                   --
U.S. Targeted Value Portfolio (3).................        0.50%                --                  --                   --
U.S. Core Equity 1 Portfolio (1)..................        0.23%                --                  --                   --
U.S. Core Equity 2 Portfolio (1)..................        0.26%                --                  --                   --
U.S. Vector Equity Portfolio (1)..................        0.36%                --                  --                   --
U.S. High Relative Profitability Portfolio (4)....        0.25%                 6                  74                  130
DFA Real Estate Securities Portfolio (1)..........        0.18%                 3                 724                2,033
Large Cap International Portfolio (1).............        0.24%                40                 (40)                  --
International Core Equity Portfolio (1)...........        0.30%             1,096                (743)               1,849
International Small Company Portfolio (5).........        0.45%                --                  --                   --
Global Small Company Portfolio (4)................        0.49%                --                 104                  161
Japanese Small Company Portfolio (6)..............        0.47%                --                 682                   --
Asia Pacific Small Company Portfolio (6)..........        0.47%                --                 364                   --
United Kingdom Small Company Portfolio (6)........        0.47%                 2                  43                   21
Continental Small Company Portfolio (6)...........        0.47%                --                 722                   --
DFA International Real Estate Securities
  Portfolio (7)...................................        0.29%                --                  --                   --
DFA Global Real Estate Securities Portfolio (8)...        0.24%                 2               8,006               21,469
International Vector Equity Portfolio (1).........        0.60%                --                  --                   --
International High Relative Profitability
  Portfolio (4)...................................        0.35%                44                  10                   72
World ex U.S. Value Portfolio (9).................        0.60%                --                 543                   --
World ex U.S. Targeted Value Portfolio (10)               0.80%                --                  --                   --
World ex U.S. Core Equity Portfolio (11)..........        0.39%               922                (917)                   9
World Core Equity Portfolio (12)..................        0.35%               173               1,685                   --
Selectively Hedged Global Equity Portfolio (13)           0.40%                --               1,098                   --
Emerging Markets Portfolio (14)...................        0.49%                --               6,154                   --
Emerging Markets Small Cap Portfolio (2)..........        0.65%                --              14,930                   --
Emerging Markets Value Portfolio (2)..............        0.50%                --              19,054                   --

                                                                                     NET WAIVED
                                                                 RECOVERY           FEES/EXPENSES      PREVIOUSLY WAIVED
                                                               OF PREVIOUSLY     ASSUMED (RECOVERED      FEES/ EXPENSES
                                         EXPENSE LIMITATION    WAIVED FEES/       PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                     AMOUNT        EXPENSES ASSUMED  FEES/EXPENSES ASSUMED)  TO FUTURE RECOVERY
--------------------------               ------------------  ----------------- ----------------------  ------------------
Emerging Markets Core Equity Portfolio
  (1)...................................               0.54% $           1,257               $ (1,257)                 --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.62%                --                     --                  --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.77%                --                     --                  --
Emerging Markets Value Portfolio (16)...               0.96%                --                     29                  --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Large Cap International Portfolio...........................   $  391
International Core Equity Portfolio.........................    2,570
DFA International Real Estate Securities Portfolio..........      488
DFA International Small Cap Value Portfolio.................    1,844
International Vector Equity Portfolio.......................       97
International High Relative Profitability Portfolio.........       41
World ex U.S. Targeted Value Portfolio......................       27
World ex U.S. Core Equity Portfolio.........................      244
Emerging Markets Core Equity Portfolio......................    2,940

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio....................... $ 10
U.S. Large Cap Equity Portfolio.............................   11
U.S. Large Cap Value Portfolio..............................  502
U.S. Targeted Value Portfolio...............................  181
U.S. Small Cap Value Portfolio..............................  414
U.S. Core Equity 1 Portfolio................................  310
U.S. Core Equity 2 Portfolio................................  404
U.S. Vector Equity Portfolio................................  107
U.S. Small Cap Portfolio....................................  295
U.S. Micro Cap Portfolio....................................  192
U.S. High Relative Profitability Portfolio..................   --
DFA Real Estate Securities Portfolio........................  188
Large Cap International Portfolio...........................  108
International Core Equity Portfolio.........................  395
International Small Company Portfolio.......................  321
Global Small Company Portfolio..............................   --
Japanese Small Company Portfolio............................   14
Asia Pacific Small Company Portfolio........................    9
United Kingdom Small Company Portfolio......................    2
Continental Small Company Portfolio.........................    9

DFA International Real Estate Securities Portfolio.......... $ 87
DFA Global Real Estate Securities Portfolio.................   87
DFA International Small Cap Value Portfolio.................  446
International Vector Equity Portfolio.......................   38
International High Relative Profitability Portfolio.........   --
World ex U.S. Value Portfolio...............................    3
World ex U.S. Targeted Value Portfolio......................    4
World ex U.S. Core Equity Portfolio.........................   21
World Core Equity Portfolio.................................    4
Selectively Hedged Global Equity Portfolio..................    4
Emerging Markets Portfolio..................................  147
Emerging Markets Small Cap Portfolio........................  133
Emerging Markets Value Portfolio............................  578
Emerging Markets Core Equity Portfolio......................  410

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio....................... $136,212      $152,687     $  184,906    $  157,894
U.S. Large Cap Equity Portfolio.............................       --            --        289,717        94,707
U.S. Targeted Value Portfolio...............................       --            --      2,930,543     2,529,263
U.S. Small Cap Value Portfolio..............................       --            --      4,385,966     4,083,905
U.S. Core Equity 1 Portfolio................................       --            --      3,162,425       653,309
U.S. Core Equity 2 Portfolio................................       --            --      3,208,940     1,105,087
U.S. Vector Equity Portfolio................................       --            --        497,943       495,501
U.S. Small Cap Portfolio....................................       --            --      3,490,935     2,255,328
U.S. Micro Cap Portfolio....................................       --            --      1,598,450     1,264,070
U.S. High Relative Profitability Portfolio..................       --            --        612,349        29,122
DFA Real Estate Securities Portfolio........................       --            --        978,099       249,339
Large Cap International Portfolio...........................       --            --        757,415       398,948
International Core Equity Portfolio.........................       --            --      6,239,102     1,030,467
DFA International Real Estate Securities Portfolio..........       --            --        596,904       309,423
DFA Global Real Estate Securities Portfolio.................       --            --      1,207,928       233,056
DFA International Small Cap Value Portfolio.................       --            --      3,796,700     3,529,630
International Vector Equity Portfolio.......................       --            --        559,542       315,227
International High Relative Profitability Portfolio.........       --            --        242,166        15,917
World ex U.S. Targeted Value Portfolio......................       --            --        199,909       118,229
World ex U.S. Core Equity Portfolio.........................       --            --        903,936       139,772
Emerging Markets Core Equity Portfolio......................       --            --      4,054,095     1,003,846

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION     2018         2018      INCOME
                               ---------- ---------- ---------- ------------ ------------- ----------- ------------ --------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                         $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ========== ========== ==========    =====         ====      ==========    =======    =======


                               CAPITAL GAIN
                               DISTRIBUTIONS
                               -------------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==

                                                                                   CHANGE IN
                                                                    NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES  PROCEEDS FROM GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST       SALES       ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------- ------------- ------------ ------------- ---------------- ----------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ========== ===========  ===========     =====         ====         ==========        =======
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ========== ===========  ===========     =====         ====         ==========        =======
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ========== ===========  ===========     =====         ====         ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 8,909       --
                               -------       --
TOTAL                          $ 8,909       --
                               =======       ==
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $53,834       --
                               -------       --
TOTAL                          $53,834       --
                               =======       ==
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $16,526       --
                               -------       --
TOTAL                          $16,526       --
                               =======       ==
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $     1       --
                               -------       --
TOTAL                          $     1       --
                               =======       ==
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 6,658       --
                               -------       --
TOTAL                          $ 6,658       --
                               =======       ==
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 5,343       --
                               -------       --
TOTAL                          $ 5,343       --
                               =======       ==

                                                                                CHANGE IN
                                                                 NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------  ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ========== ==========  ==========   ========     =========      ==========        =======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio         $2,368,488 $  533,594  $  195,157   $(20,040)    $(102,522)     $2,584,363        532,858
DFA Real Estate Securities
  Portfolio                     1,583,375         (1)    187,541     33,773       (74,522)      1,355,084         39,692
The DFA Short Term Investment
  Fund                            107,840  1,723,001   1,741,769        (54)           17          89,035          7,695
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $4,059,703 $2,256,594  $2,124,467   $ 13,679     $(177,027)     $4,028,482        580,245
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ========== ==========  ==========   ========     =========      ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 38,119        --
                               --------    ------
TOTAL                          $ 38,119        --
                               ========    ======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    131    $  333
                               --------    ------
TOTAL                          $    131    $  333
                               ========    ======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  4,562        --
                               --------    ------
TOTAL                          $  4,562        --
                               ========    ======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio          104,259        --
DFA Real Estate Securities
  Portfolio                      73,791    $5,030
The DFA Short Term Investment
  Fund                            3,943        --
                               --------    ------
TOTAL                          $181,993    $5,030
                               ========    ======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 19,728        --
                               --------    ------
TOTAL                          $ 19,728        --
                               ========    ======

                                                                              CHANGE IN
                                                               NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- --------- ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                ========  ========   ========     =====        =======        ========          ======
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                          $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                ========  ========   ========     =====        =======        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,583        --
                                ------      ----
TOTAL                           $3,583        --
                                ======      ====
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                              --        --
                                ------      ----
TOTAL                               --        --
                                ======      ====
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $  595      $772
                                ------      ----
TOTAL                           $  595      $772
                                ======      ====
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $   96        --
                                ------      ----
TOTAL                           $   96        --
                                ======      ====
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,108        --
                                ------      ----
TOTAL                           $3,108        --
                                ======      ====

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ---------- ---------- ------------ ------------- ---------------- ----------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $  276,439 $  157,099 $   37,812    $1,090      $  7,323        $404,139          17,749
International Core Equity
  Portfolio                       203,505    109,399     26,324       925       (32,279)        255,226          20,176
Emerging Markets Core Equity
  Portfolio                        66,399     40,117      9,750       (63)      (14,931)         81,772           4,315
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  546,343 $  306,615 $   73,886    $1,952      $(39,887)       $741,137          42,240
                               ========== ========== ==========    ======      ========        ========          ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $  165,111 $   35,343 $   21,061    $  793      $  1,564        $181,750           8,553
International Core Equity
  Portfolio                       139,217     25,895     18,914       817       (16,519)        130,496          10,316
Emerging Markets Core Equity
  Portfolio                        73,349     14,439      9,591       436       (12,232)         66,401           3,504
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  377,677 $   75,677 $   49,566    $2,046      $(27,187)       $378,647          22,373
                               ========== ========== ==========    ======      ========        ========          ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ========== ========== ==========    ======      ========        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $ 5,605     $1,843
International Core Equity
  Portfolio                      6,655         --
Emerging Markets Core Equity
  Portfolio                      1,856         --
                               -------     ------
TOTAL                          $14,116     $1,843
                               =======     ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $ 2,581     $1,607
International Core Equity
  Portfolio                      3,549         --
Emerging Markets Core Equity
  Portfolio                      1,567         --
                               -------     ------
TOTAL                          $ 7,697     $1,607
                               =======     ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $22,089         --
                               -------     ------
TOTAL                          $22,089         --
                               =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                                             -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017........................................................    $  5,224     $    4,088       --     $    9,312
2018........................................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017........................................................      18,564             --       --         18,564
2018........................................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017........................................................     403,296        446,577       --        849,873
2018........................................................     514,712      1,084,643       --      1,599,355
U.S. Targeted Value Portfolio
2017........................................................     121,188        282,318       --        403,506
2018........................................................     150,659        435,624       --        586,283
U.S. Small Cap Value Portfolio
2017........................................................     113,837        533,287       --        647,124
2018........................................................     181,057        653,833       --        834,890
U.S. Core Equity 1 Portfolio
2017........................................................     310,434         71,615       --        382,049
2018........................................................     344,039        116,824       --        460,863
U.S. Core Equity 2 Portfolio
2017........................................................     322,547        122,469       --        445,016
2018........................................................     362,649        214,753       --        577,402
U.S. Vector Equity Portfolio
2017........................................................      55,976        101,959       --        157,935
2018........................................................      61,316        164,690       --        226,006
U.S. Small Cap Portfolio
2017........................................................     168,390        343,192       --        511,582
2018........................................................     220,415        608,203       --        828,618
U.S. Micro Cap Portfolio
2017........................................................      43,959        255,837       --        299,796
2018........................................................      68,087        260,436       --        328,523
U.S. High Relative Profitability Portfolio
2017........................................................         541             --       --            541
2018........................................................       5,717             --       --          5,717
DFA Real Estate Securities Portfolio
2017........................................................     193,286         90,576       --        283,862
2018........................................................     419,917         19,701       --        439,618
Large Cap International Portfolio
2017........................................................     111,606             --       --        111,606
2018........................................................        132,270            --     --        132,270
International Core Equity Portfolio.........................
2017........................................................     533,126             --       --        533,126
2018........................................................     711,406             --       --        711,406

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
International Small Company Portfolio
2017........................................................    $224,540      $251,076        --     $475,616
2018........................................................     335,310       375,728        --      711,038
Global Small Company Portfolio
2017........................................................          --            --        --           --
2018........................................................         269            81        --          350
Japanese Small Company Portfolio
2017........................................................       9,568            --        --        9,568
2018........................................................      15,937            --        --       15,937
Asia Pacific Small Company Portfolio
2017........................................................       8,894            --        --        8,894
2018........................................................      13,370            --        --       13,370
United Kingdom Small Company Portfolio
2017........................................................       1,322         1,684        --        3,006
2018........................................................       1,616         2,308        --        3,924
Continental Small Company Portfolio
2017........................................................       7,715            --        --        7,715
2018........................................................      15,452         4,962        --       20,414
DFA International Real Estate Securities Portfolio
2017........................................................     326,892            --        --      326,892
2018........................................................     241,977            --        --      241,977
DFA Global Real Estate Securities Portfolio
2017........................................................     224,755        18,247        --      243,002
2018........................................................     212,543        42,954        --      255,497
DFA International Small Cap Value Portfolio
2017........................................................     199,261       410,189        --      609,450
2018........................................................     418,957       477,828        --      896,785
International Vector Equity Portfolio
2017........................................................      50,390         4,041        --       54,431
2018........................................................      59,115        10,130        --       69,245
International High Relative Profitability Portfolio
2017........................................................         299            --        --          299
2018........................................................       3,960            --        --        3,960
World ex U.S. Value Portfolio
2017........................................................       4,532            --        --        4,532
2018........................................................       8,118            --        --        8,118
World ex U.S. Targeted Value Portfolio
2017........................................................       7,684            --        --        7,684
2018........................................................      10,452         8,307        --       18,759
World ex U.S. Core Equity Portfolio
2017........................................................      52,690            --        --       52,690
2018........................................................      75,944            --        --       75,944
World Core Equity Portfolio
2017........................................................       9,033         1,231        --       10,264
2018........................................................      13,426         1,076        --       14,502

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
Selectively Hedged Global Equity Portfolio
2017........................................................    $  6,737      $  2,369        --     $  9,106
2018........................................................       8,085         3,086        --       11,171
Emerging Markets Portfolio
2017........................................................     107,522            --        --      107,522
2018........................................................     115,293            --        --      115,293
Emerging Markets Small Cap Portfolio
2017........................................................     157,661       117,099        --      274,760
2018........................................................     194,789       145,194        --      339,983
Emerging Markets Value Portfolio
2017........................................................     340,613            --        --      340,613
2018........................................................     439,431            --        --      439,431
Emerging Markets Core Equity Portfolio
2017........................................................     449,166            --        --      449,166
2018........................................................     593,704            --        --      593,704

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
Enhanced U.S. Large Company Portfolio.......................    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio.............................        (357)           --        (357)
U.S. Large Cap Value Portfolio..............................          --            --          --
U.S. Targeted Value Portfolio...............................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio..............................     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio................................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio................................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio................................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio....................................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio....................................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio..................        (193)           --        (193)
DFA Real Estate Securities Portfolio........................      (9,851)           --      (9,851)
Large Cap International Portfolio...........................      (4,292)           --      (4,292)
International Core Equity Portfolio.........................     (23,119)           --     (23,119)
International Small Company Portfolio.......................          --            --          --
Global Small Company Portfolio..............................          --            --          --
Japanese Small Company Portfolio............................      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio........................          --            --          --
United Kingdom Small Company Portfolio......................         (77)           --         (77)
Continental Small Company Portfolio.........................        (928)           --        (928)
DFA International Real Estate Securities Portfolio..........     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio.................      (7,079)           --      (7,079)

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA International Small Cap Value Portfolio.................    $(19,215)     $(28,149)   (47,364)
International Vector Equity Portfolio.......................      (6,163)       (2,933)    (9,096)
International High Relative Profitability Portfolio.........        (103)           --       (103)
World ex U.S. Value Portfolio...............................          --            --         --
World ex U.S. Targeted Value Portfolio......................      (1,061)       (2,176)    (3,237)
World ex U.S. Core Equity Portfolio.........................      (7,411)           --     (7,411)
World Core Equity Portfolio.................................        (493)           --       (493)
Selectively Hedged Global Equity Portfolio..................      (1,272)           --     (1,272)
Emerging Markets Portfolio..................................     (10,684)           --    (10,684)
Emerging Markets Small Cap Portfolio........................     (16,030)       (7,390)   (23,420)
Emerging Markets Value Portfolio............................     (33,795)           --    (33,795)
Emerging Markets Core Equity Portfolio......................     (32,445)           --    (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                  UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS    APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS  (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
Enhanced U.S. Large Company Portfolio                           $  8,086     $    8,489            --     $         (5,049)
U.S. Large Cap Equity Portfolio.............................       2,608             --     $  (7,319)       308,854
U.S. Large Cap Value Portfolio..............................          --      1,212,987            --      6,083,694
U.S. Targeted Value Portfolio...............................      25,174        393,217            --      1,450,990
U.S. Small Cap Value Portfolio..............................      16,454        770,011            --      3,126,951
U.S. Core Equity 1 Portfolio................................      36,643        148,728            --      7,560,850
U.S. Core Equity 2 Portfolio................................      45,900        263,318            --      8,153,732
U.S. Vector Equity Portfolio................................       4,317        105,122            --      1,464,498
U.S. Small Cap Portfolio....................................      36,923        555,631            --      3,704,534
U.S. Micro Cap Portfolio....................................          --        254,466            --      2,157,150
U.S. High Relative Profitability Portfolio..................         745             --        (2,369)         9,555
DFA Real Estate Securities Portfolio........................      23,070             --       (42,891)     2,012,218
Large Cap International Portfolio...........................      19,811             --       (12,549)       326,092
International Core Equity Portfolio.........................     165,491             --      (252,331)     1,179,546
International Small Company Portfolio.......................     195,298        517,618            --        534,015
Global Small Company Portfolio..............................         197             --          (279)        (2,130)
Japanese Small Company Portfolio............................       6,173         31,506            --         55,739
Asia Pacific Small Company Portfolio........................       9,543             --       (17,952)       (30,197)
United Kingdom Small Company Portfolio......................         137          1,437            --          2,995
Continental Small Company Portfolio.........................       1,001         19,389            --         (6,556)
DFA International Real Estate Securities Portfolio..........     258,919             --      (255,224)      (552,655)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
Enhanced U.S. Large Company Portfolio                         $   11,526
U.S. Large Cap Equity Portfolio.............................     304,143
U.S. Large Cap Value Portfolio..............................   7,296,681
U.S. Targeted Value Portfolio...............................   1,869,381
U.S. Small Cap Value Portfolio..............................   3,913,416
U.S. Core Equity 1 Portfolio................................   7,746,221
U.S. Core Equity 2 Portfolio................................   8,462,950
U.S. Vector Equity Portfolio................................   1,573,937
U.S. Small Cap Portfolio....................................   4,297,088
U.S. Micro Cap Portfolio....................................   2,411,616
U.S. High Relative Profitability Portfolio..................       7,931
DFA Real Estate Securities Portfolio........................   1,992,397
Large Cap International Portfolio...........................     333,354
International Core Equity Portfolio.........................   1,092,706
International Small Company Portfolio.......................   1,246,931
Global Small Company Portfolio..............................      (2,212)
Japanese Small Company Portfolio............................      93,418
Asia Pacific Small Company Portfolio........................     (38,606)
United Kingdom Small Company Portfolio......................       4,569
Continental Small Company Portfolio.........................      13,834
DFA International Real Estate Securities Portfolio..........    (548,960)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Global Real Estate Securities Portfolio.................    $156,841            --     $    (2,159)   $  498,248
DFA International Small Cap Value Portfolio.................      78,546      $428,575              --       634,402
International Vector Equity Portfolio.......................      20,059        72,076              --       137,286
International High Relative Profitability Portfolio                  525            --          (1,545)      (23,727)
World ex U.S. Value Portfolio...............................       1,245         5,004              --         3,800
World ex U.S. Targeted Value Portfolio......................         756        11,822              --       (19,140)
World ex U.S. Core Equity Portfolio.........................      22,035        15,897              --       (55,982)
World Core Equity Portfolio.................................         620         4,776              --        46,620
Selectively Hedged Global Equity Portfolio                         9,794         4,519              --        47,990
Emerging Markets Portfolio..................................      24,407            --        (156,404)    1,223,071
Emerging Markets Small Cap Portfolio........................      64,108       173,891              --      (553,887)
Emerging Markets Value Portfolio............................     168,442            --      (1,087,131)       72,401
Emerging Markets Core Equity Portfolio......................     130,314            --        (798,349)      617,399

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Global Real Estate Securities Portfolio.................  $  652,930
DFA International Small Cap Value Portfolio.................   1,141,523
International Vector Equity Portfolio.......................     229,421
International High Relative Profitability Portfolio              (24,747)
World ex U.S. Value Portfolio...............................      10,049
World ex U.S. Targeted Value Portfolio......................      (6,562)
World ex U.S. Core Equity Portfolio.........................     (18,050)
World Core Equity Portfolio.................................      52,016
Selectively Hedged Global Equity Portfolio                        62,303
Emerging Markets Portfolio..................................   1,091,074
Emerging Markets Small Cap Portfolio........................    (315,888)
Emerging Markets Value Portfolio............................    (846,288)
Emerging Markets Core Equity Portfolio......................     (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                              2019   UNLIMITED  TOTAL
                                                             ------- --------- --------
Enhanced U.S. Large Company Portfolio.......................      --       --        --
U.S. Large Cap Equity Portfolio.............................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio..............................      --       --        --
U.S. Targeted Value Portfolio...............................      --       --        --
U.S. Small Cap Value Portfolio..............................      --       --        --
U.S. Core Equity 1 Portfolio................................      --       --        --
U.S. Core Equity 2 Portfolio................................      --       --        --
U.S. Vector Equity Portfolio................................      --       --        --
U.S. Small Cap Portfolio....................................      --       --        --
U.S. Micro Cap Portfolio....................................      --       --        --
U.S. High Relative Profitability Portfolio..................      --    2,369     2,369
DFA Real Estate Securities Portfolio........................      --   42,891    42,891
Large Cap International Portfolio........................... $12,549       --    12,549
International Core Equity Portfolio.........................      --  252,331   252,331
International Small Company Portfolio.......................      --       --        --
Global Small Company Portfolio..............................      --      279       279
Japanese Small Company Portfolio............................      --       --        --

                                                              2019   UNLIMITED    TOTAL
                                                             ------- ---------- ----------
Asia Pacific Small Company Portfolio........................      -- $   17,952 $   17,952
United Kingdom Small Company Portfolio......................      --         --         --
Continental Small Company Portfolio.........................      --         --         --
DFA International Real Estate Securities Portfolio.......... $69,466    185,757    255,223
DFA Global Real Estate Securities Portfolio.................      --      2,159      2,159
DFA International Small Cap Value Portfolio.................      --         --         --
International Vector Equity Portfolio.......................      --         --         --
International High Relative Profitability Portfolio.........      --      1,545      1,545
World ex U.S. Value Portfolio...............................      --         --         --
World ex U.S. Targeted Value Portfolio......................      --         --         --
World ex U.S. Core Equity Portfolio.........................      --         --         --
World Core Equity Portfolio.................................      --         --         --
Selectively Hedged Global Equity Portfolio..................      --         --         --
Emerging Markets Portfolio..................................      --    156,404    156,404
Emerging Markets Small Cap Portfolio........................      --         --         --
Emerging Markets Value Portfolio............................      --  1,087,131  1,087,131
Emerging Markets Core Equity Portfolio......................      --    798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio............................. $  3,268
Large Cap International Portfolio...........................    6,881
International Core Equity Portfolio.........................   52,488
Japanese Small Company Portfolio............................    3,708
World ex U.S. Value Portfolio...............................      226
World ex U.S. Core Equity Portfolio.........................    5,321
Emerging Markets Portfolio..................................   65,596
Emerging Markets Value Portfolio............................  251,589
Emerging Markets Core Equity Portfolio......................   35,229

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....................... $   305,856  $   19,517    $ (24,565)     $   (5,048)
U.S. Large Cap Equity Portfolio.............................   1,186,942     352,493      (43,639)        308,854
U.S. Large Cap Value Portfolio..............................  19,186,933   6,083,694           --       6,083,694
U.S. Targeted Value Portfolio...............................  10,371,030   2,071,844     (620,924)      1,450,920
U.S. Small Cap Value Portfolio..............................  13,248,690   3,787,544     (660,700)      3,126,844
U.S. Core Equity 1 Portfolio................................  17,550,414   8,356,041     (795,191)      7,560,850
U.S. Core Equity 2 Portfolio................................  20,280,915   9,111,863     (958,278)      8,153,585
U.S. Vector Equity Portfolio................................   3,548,855   1,683,569     (219,071)      1,464,498
U.S. Small Cap Portfolio....................................  16,188,603   4,668,231     (963,814)      3,704,417

                                                                                                                 NET
                                                                                                              UNREALIZED
                                                              FEDERAL     UNREALIZED       UNREALIZED        APPRECIATION
                                                              TAX COST   APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                                             ----------- ------------ --------------        --------------
U.S. Micro Cap Portfolio.................................... $ 5,229,355  $2,371,511   $          (214,361)   $2,157,150
U.S. High Relative Profitability Portfolio..................     722,663      44,887       (35,332)                9,555
DFA Real Estate Securities Portfolio........................   6,904,967   2,312,333      (300,115)            2,012,218
Large Cap International Portfolio...........................   4,398,057     760,745      (434,322)              326,423
International Core Equity Portfolio.........................  27,305,197   4,193,627    (3,014,081)            1,179,546
International Small Company Portfolio.......................  12,016,014     637,481      (103,466)              534,015
Global Small Company Portfolio..............................      33,487           2        (2,132)               (2,130)
Japanese Small Company Portfolio............................     567,281      55,739            --                55,739
Asia Pacific Small Company Portfolio........................     376,691          --       (30,197)              (30,197)
United Kingdom Small Company Portfolio......................      33,366       2,995            --                 2,995
Continental Small Company Portfolio.........................     653,039         305        (6,861)               (6,556)
DFA International Real Estate Securities Portfolio..........   6,133,239     522,660    (1,074,858)             (552,198)
DFA Global Real Estate Securities Portfolio.................   7,066,296     774,873      (276,625)              498,248
DFA International Small Cap Value Portfolio.................  13,951,633   2,103,939    (1,565,296)              538,643
International Vector Equity Portfolio.......................   2,456,946     446,102      (306,983)              139,119
International High Relative Profitability Portfolio.........     301,188       5,335       (29,054)              (23,719)
World ex U.S. Value Portfolio...............................     235,376       3,800            --                 3,800
World ex U.S. Targeted Value Portfolio......................     485,780      41,167       (60,307)              (19,140)
World ex U.S. Core Equity Portfolio.........................   3,295,652     347,364      (403,347)              (55,983)
World Core Equity Portfolio.................................     695,039      49,801        (3,182)               46,619
Selectively Hedged Global Equity Portfolio..................     330,655      48,058           (68)               47,990
Emerging Markets Portfolio..................................   4,183,626   1,243,158       (20,088)            1,223,070
Emerging Markets Small Cap Portfolio........................   6,373,665       9,400      (563,287)             (553,887)
Emerging Markets Value Portfolio............................  16,409,939      72,401            --                72,401
Emerging Markets Core Equity Portfolio......................  25,408,327   4,879,051    (4,261,609)              617,442

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued............................................ $    21,616       851  $    24,436     1,012
   Shares Issued in Lieu of Cash Distributions..............       2,923       119        1,891        78
   Shares Redeemed..........................................     (28,235)   (1,114)     (13,915)     (583)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares.................. $    (3,696)     (144) $    12,412       507
                                                             ===========  ========  ===========  ========
Class R2 Shares
   Shares Issued............................................ $    38,144     1,523  $    59,748     2,511
   Shares Issued in Lieu of Cash Distributions..............       7,940       325        7,083       293
   Shares Redeemed..........................................     (85,609)   (3,475)     (83,900)   (3,530)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $   (39,525)   (1,627) $   (17,069)     (726)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,152,781    85,162  $ 2,997,263   124,486
   Shares Issued in Lieu of Cash Distributions..............     541,597    21,998      364,240    15,012
   Shares Redeemed..........................................  (2,187,982)  (86,229)  (2,200,921)  (91,872)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $   506,396    20,931  $ 1,160,582    47,626
                                                             ===========  ========  ===========  ========

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     6,653       219  $    21,637       832
   Shares Issued in Lieu of Cash Distributions..............         632        21          847        33
   Shares Redeemed..........................................     (10,333)     (332)    (100,936)   (3,793)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $    (3,048)      (92) $   (78,452)   (2,928)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,703,084    87,936  $ 2,437,845    90,088
   Shares Issued in Lieu of Cash Distributions..............     416,344    14,012      321,969    11,684
   Shares Redeemed..........................................  (3,948,131) (128,474)  (3,240,359) (118,738)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $  (828,703)  (26,526) $  (480,545)  (16,966)
                                                             ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY
                                                             CONTRACTS FUTURES
                                                             --------- --------
Enhanced U.S. Large Company Portfolio....................... $ 56,927  $344,498
U.S. Targeted Value Portfolio...............................       --    87,237
U.S. Small Cap Value Portfolio..............................       --   145,287
U.S. Core Equity 1 Portfolio................................       --   179,419
U.S. Core Equity 2 Portfolio................................       --   197,599
U.S. Vector Equity Portfolio................................       --    37,012
U.S. Small Cap Portfolio....................................       --   128,054
U.S. Micro Cap Portfolio....................................       --    61,080
DFA Real Estate Securities Portfolio........................       --    66,916
Large Cap International Portfolio...........................       --    39,202
International Core Equity Portfolio.........................       --   193,596
International Small Company Portfolio.......................       --   112,778
DFA International Real Estate Securities Portfolio..........       --    41,065
DFA International Small Cap Value Portfolio.................       --   155,843
International Vector Equity Portfolio.......................       --       616
International High Relative Profitability Portfolio.........       --        41
World ex U.S. Core Equity Portfolio.........................       --       891
Selectively Hedged Global Equity Portfolio..................  170,163    24,740
Emerging Markets Core Equity Portfolio......................       --   226,431

   The following is a summary of Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $    448        $  448              --
U.S. Vector Equity Portfolio................................          631            --        $    631
U.S. Small Cap Portfolio....................................           17            --              17
Selectively Hedged Global Equity Portfolio..................        1,613         1,613              --

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $(19,534)           --        $(19,534)
U.S. Targeted Value Portfolio...............................       (2,119)           --          (2,119)
U.S. Small Cap Value Portfolio..............................       (2,487)           --          (2,487)
U.S. Core Equity 1 Portfolio................................       (5,347)           --          (5,347)
U.S. Core Equity 2 Portfolio................................       (9,018)           --          (9,018)

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
U.S. Micro Cap Portfolio....................................     $(2,714)           --         $(2,714)
DFA Real Estate Securities Portfolio........................        (467)           --            (467)
Large Cap International Portfolio...........................      (2,524)           --          (2,524)
International Core Equity Portfolio.........................      (8,629)           --          (8,629)
International Small Company Portfolio.......................      (6,581)           --          (6,581)
DFA International Real Estate Securities Portfolio..........        (980)           --            (980)
DFA International Small Cap Value Portfolio.................      (1,681)           --          (1,681)
Selectively Hedged Global Equity Portfolio..................      (1,634)         $(11)         (1,623)
Emerging Markets Core Equity Portfolio......................      (8,276)           --          (8,276)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                    ---------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                     TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                    -------  ------------- ------------
Enhanced U.S. Large Company Portfolio.............. $54,392     $2,456       $51,936
U.S. Large Cap Equity Portfolio....................      21         --            21*
U.S. Targeted Value Portfolio......................  10,338         --        10,338
U.S. Small Cap Value Portfolio.....................   8,130         --         8,130
U.S. Core Equity 1 Portfolio.......................  22,597         --        22,597
U.S. Core Equity 2 Portfolio.......................  26,827         --        26,827
U.S. Vector Equity Portfolio.......................   1,014         --         1,014
U.S. Small Cap Portfolio...........................  14,477         --        14,477
U.S. Micro Cap Portfolio...........................   7,709         --         7,709
U.S. High Relative Profitability Portfolio.........      59         --            59*
DFA Real Estate Securities Portfolio...............   8,922         --         8,922
Large Cap International Portfolio..................   5,207         --         5,207
International Core Equity Portfolio................  42,294         --        42,294
International Small Company Portfolio..............  17,382         --        17,382
Global Small Company Portfolio.....................      15         --            15*
DFA International Real Estate Securities Portfolio.   6,053         --         6,053
DFA International Small Cap Value Portfolio........  19,832         --        19,832
International Vector Equity Portfolio..............     (84)        --           (84)*

                                                                    REALIZED GAIN (LOSS) ON
                                                                          DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                             --------  ------------- -------------
International High Relative Profitability Portfolio......... $    167         --       $    167*
World ex U.S. Targeted Value Portfolio......................       22         --             22*
World ex U.S. Core Equity Portfolio.........................    1,743         --          1,743*
World Core Equity Portfolio.................................      145         --            145*
Selectively Hedged Global Equity Portfolio..................    8,748     $4,871          3,877
Emerging Markets Core Equity Portfolio......................   23,201         --         23,201

                                                               CHANGE IN UNREALIZED APPRECIATION
                                                                 (DEPRECIATION) ON DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                             --------  ------------- -------------
Enhanced U.S. Large Company Portfolio....................... $(34,524)    $ (448)      $(34,076)
U.S. Targeted Value Portfolio...............................   (3,019)        --         (3,019)
U.S. Small Cap Value Portfolio..............................   (7,825)        --         (7,825)
U.S. Core Equity 1 Portfolio................................  (12,157)        --        (12,157)
U.S. Core Equity 2 Portfolio................................  (16,600)        --        (16,600)
U.S. Vector Equity Portfolio................................      631         --            631
U.S. Small Cap Portfolio....................................   (5,817)        --         (5,817)
U.S. Micro Cap Portfolio....................................   (3,647)        --         (3,647)
DFA Real Estate Securities Portfolio........................   (2,811)        --         (2,811)
Large Cap International Portfolio...........................   (3,535)        --         (3,535)
International Core Equity Portfolio.........................  (17,544)        --        (17,544)
International Small Company Portfolio.......................   (9,491)        --         (9,491)
DFA International Real Estate Securities Portfolio..........   (1,430)        --         (1,430)
DFA International Small Cap Value Portfolio.................   (7,629)        --         (7,629)
Selectively Hedged Global Equity Portfolio..................   (2,450)       178         (2,628)
Emerging Markets Core Equity Portfolio......................  (14,163)        --        (14,163)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2018 (amounts in thousands):

                                                                            GROSS AMOUNTS NOT
                                                                              OFFSET IN THE
                                                                           STATEMENTS OF ASSETS
                                                                             AND LIABILITIES
                                                                          ----------------------
                                                                  NET
                                                                AMOUNTS
                                                                  OF
                                                                ASSETS
                                                               PRESENTED
                                                     GROSS      IN THE                                     GROSS
                                                   AMOUNTS OF STATEMENTS                                AMOUNTS OF
                                                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                                        ---------- ----------- ----------- ---------- ------ -----------
                                                                          ASSETS
                                                   ---------------------------------------------------- -----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................   $   65     $   65         --         --     $   65      --
Royal Bank of Scotland............................      383        383         --         --        383      --
                                                     ------     ------        ---         --     ------     ---
Total.............................................   $  448     $  448         --         --     $  448      --
                                                     ======     ======        ===         ==     ======     ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................   $1,097     $1,097         --         --     $1,097      --
JP Morgan.........................................       11         11         --         --         11      --
Citibank, N.A.....................................      504        504        $(9)        --        495     $ 9
Barclays Capital..................................       --         --         --         --         --      --
Bank of America Corp..............................       --         --         --         --         --       1
                                                     ------     ------        ---         --     ------     ---
Total                                                $1,612     $1,612        $(9)        --     $1,603     $10
                                                     ======     ======        ===         ==     ======     ===

                                                                 GROSS AMOUNTS NOT
                                                                   OFFSET IN THE
                                                               STATEMENTS OF ASSETS AND
                                                                    LIABILITIES
                                                               ------------------------
                                                       NET
                                                     AMOUNTS
                                                       OF
                                                   LIABILITIES
                                                    PRESENTED
                                                     IN THE
                                                   STATEMENTS
                                                    OF ASSETS   FINANCIAL      CASH      NET
                                                       AND     INSTRUMENTS  COLLATERAL  AMOUNT
DESCRIPTION                                        LIABILITIES     (D)       PLEDGED     (E)
-----------                                        ----------- -----------  ----------  ------
                                                             LIABILITIES
                                                   --------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................      --          --          --        --
Royal Bank of Scotland............................      --          --          --        --
                                                       ---         ---          --       ---
Total.............................................      --          --          --        --
                                                       ===         ===          ==       ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................      --          --          --        --
JP Morgan.........................................      --          --          --        --
Citibank, N.A.....................................     $ 9         $(9)         --        --
Barclays Capital..................................      --          --          --        --
Bank of America Corp..............................       1          --          --       $ 1
                                                       ---         ---          --       ---
Total                                                  $10         $(9)         --       $ 1
                                                       ===         ===          ==       ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                                      MAXIMUM
                                                             WEIGHTED WEIGHTED                         AMOUNT
                                                             AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED
                                                             INTEREST   LOAN       DAYS     EXPENSE  DURING THE
                                                               RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD
                                                             -------- -------- ------------ -------- ----------
U.S. Large Cap Equity Portfolio.............................   2.56%  $ 2,112       34        $ 5     $ 13,401
U.S. Vector Equity Portfolio................................   1.91%    4,459        3          1        4,459
U.S. High Relative Profitability Portfolio..................   2.16%    2,653        4          1        2,990
DFA Real Estate Securities Portfolio........................   2.93%   22,268        5          9       32,123
Global Small Company Portfolio..............................   2.58%      372       12         --        1,375
DFA International Real Estate Securities Portfolio..........   2.26%   70,655        8         34      150,457
DFA Global Real Estate Securities Portfolio.................   2.40%    4,445        7          2       20,732
DFA International Small Cap Value Portfolio.................   2.93%    1,940        1         --        1,940
International Vector Equity Portfolio.......................   2.63%    2,088       12          2        5,921
International High Relative Profitability Portfolio.........   2.45%      841        7         --        2,217
World ex U.S. Value Portfolio...............................   2.55%      119       34         --          511
World ex U.S. Targeted Value Portfolio......................   2.60%    1,265       31          3        4,010
World ex U.S. Core Equity Portfolio.........................   2.24%    6,148        3          1       16,115
World Core Equity Portfolio.................................   2.42%    3,940       24          6       15,818

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   As of October 31, 2018, the World ex U.S. Value Portfolio and the World ex U.S. Targeted Value Portfolio had loans outstanding in the amount of $15 and $126 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES   SALES    REALIZED GAIN (LOSS)
---------                                                    --------- ---------- --------------------
U.S. Large Cap Equity Portfolio............................. $ 48,771  $   40,739      $  (4,042)
U.S. Targeted Value Portfolio...............................  626,493     685,844       (256,078)
U.S. Small Cap Value Portfolio..............................  388,564   1,383,508       (326,738)
U.S. Core Equity 1 Portfolio................................  441,482     255,472        (36,580)
U.S. Core Equity 2 Portfolio................................  357,897     363,198        (11,291)
U.S. Vector Equity Portfolio................................   88,159     108,605         (4,082)
U.S. Small Cap Portfolio....................................  811,298     400,954       (335,214)
U.S. Micro Cap Portfolio....................................  452,942     529,005       (182,122)
U.S. High Relative Profitability Portfolio..................   15,384       6,563         (1,147)
DFA Real Estate Securities Portfolio........................   14,626       1,750           (332)
Large Cap International Portfolio...........................   98,711      49,266          6,395
International Core Equity Portfolio.........................  528,096      72,344         (8,353)
DFA Global Real Estate Securities Portfolio.................    4,089          --             --
DFA International Small Cap Value Portfolio.................  152,991     762,020       (220,686)
International Vector Equity Portfolio.......................   53,484      28,545          4,572
International High Relative Profitability Portfolio.........   12,415       1,782           (250)
World ex U.S. Targeted Value Portfolio......................    7,205       9,820          1,653
World ex U.S. Core Equity Portfolio.........................   33,872       9,454            871
Emerging Markets Core Equity Portfolio......................    7,936      11,021            805

K. SECURITIES LENDING:

   As of October 31, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
U.S. Large Cap Equity Portfolio............................. $   12,601
U.S. Targeted Value Portfolio...............................  1,079,152
U.S. Small Cap Value Portfolio..............................  1,275,203
U.S. Core Equity 1 Portfolio................................  1,166,646
U.S. Core Equity 2 Portfolio................................  1,314,937
U.S. Vector Equity Portfolio................................    322,110
U.S. Small Cap Portfolio....................................  1,823,247
U.S. Micro Cap Portfolio....................................    559,099

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. High Relative Profitability Portfolio.................. $  6,812
DFA Real Estate Securities Portfolio........................  152,632
Large Cap International Portfolio...........................   18,367
International Core Equity Portfolio.........................  465,129
DFA International Real Estate Securities Portfolio..........   65,971
DFA International Small Cap Value Portfolio.................  330,109
International Vector Equity Portfolio.......................   49,171
International High Relative Profitability Portfolio.........    1,705
World ex U.S. Targeted Value Portfolio......................    4,921
World ex U.S. Core Equity Portfolio.........................   65,262
Emerging Markets Core Equity Portfolio......................  949,057

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                                AS OF OCTOBER 31, 2018
-                                                            ------------------------------------------------------------
                                                             OVERNIGHT AND             BETWEEN
                                                              CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                                             -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
   Bonds.................................................... $    2,270,404    --         --         --    $    2,270,404
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks............................................     40,426,010    --         --         --        40,426,010
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................  1,345,682,235    --         --         --     1,345,682,235
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks............................................  1,667,170,818    --         --         --     1,667,170,818
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks............................................  1,470,055,290    --         --         --     1,470,055,290
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks............................................  1,747,162,103    --         --         --     1,747,162,103
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks............................................    376,159,512    --         --         --       376,159,512
U.S. SMALL CAP PORTFOLIO
   Common Stocks............................................  2,515,621,684    --         --         --     2,515,621,684
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........    958,074,112    --         --         --       958,074,112
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks............................................      9,439,931    --         --         --         9,439,931
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    359,453,327    --         --         --       359,453,327
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks............................................    206,349,572    --         --         --       206,349,572
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  1,604,446,132    --         --         --     1,604,446,132
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    214,316,850    --         --         --       214,316,850
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................     89,034,975    --         --         --        89,034,975
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................    948,096,417    --         --         --       948,096,417
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................    166,426,178    --         --         --       166,426,178

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
   Common Stocks............................................ $ 12,684,774     --         --         --    $ 12,684,774
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks............................................    4,658,921     --         --         --       4,658,921
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  130,312,392     --         --         --     130,312,392
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks............................................  733,702,839     --         --         --     733,702,839

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2018, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

U.S. Targeted Value Portfolio............................... 16,160
DFA Real Estate Securities Portfolio........................ 80,654

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                               DISTRIBUTIONS FROM:
-                                                                  ------------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS      TOTAL
                                                                   ---------- ---------- ---------  ---------
Enhanced U.S. Large Company Portfolio - Institutional Class....... $  (2,502)  $ (2,722) $  (4,088) $  (9,312)
U.S. Large Cap Equity Portfolio - Institutional Class.............   (18,564)        --         --    (18,564)
U.S. Large Cap Value Portfolio - Institutional Class..............  (403,733)        --   (446,140)  (849,873)
U.S. Targeted Value Portfolio - Class R1..........................      (506)       (75)    (1,310)    (1,891)
U.S. Targeted Value Portfolio - Class R2..........................    (1,483)      (304)    (5,296)    (7,083)
U.S. Targeted Value Portfolio - Institutional Class...............  (103,014)   (15,806)  (275,712)  (394,532)
U.S. Small Cap Value Portfolio - Institutional Class..............  (113,837)        --   (533,287)  (647,124)
U.S. Core Equity 1 Portfolio - Institutional Class................  (310,434)        --    (71,615)  (382,049)
U.S. Core Equity 2 Portfolio - Institutional Class................  (322,547)        --   (122,469)  (445,016)
U.S. Vector Equity Portfolio - Institutional Class................   (55,773)      (202)  (101,959)  (157,934)
U.S. Small Cap Portfolio - Institutional Class....................  (155,568)   (12,822)  (343,192)  (511,582)
U.S. Micro Cap Portfolio - Institutional Class....................   (43,959)        --   (255,837)  (299,796)
U.S. High Relative Profitability Portfolio - Institutional Class..      (541)        --         --       (541)
DFA Real Estate Securities Portfolio - Institutional Class........  (217,478)        --    (66,384)  (283,862)
Large Cap International Portfolio - Institutional Class...........  (111,606)        --         --   (111,606)
International Core Equity Portfolio - Institutional Class.........  (533,126)        --         --   (533,126)
International Small Company Portfolio - Institutional Class.......  (205,687)   (18,854)  (251,076)  (475,617)
Japanese Small Company Portfolio - Institutional Class............    (9,568)        --         --     (9,568)
Asia Pacific Small Company Portfolio - Institutional Class........    (8,894)        --         --     (8,894)
United Kingdom Small Company Portfolio - Institutional Class......    (1,322)        --     (1,684)    (3,006)
Continental Small Company Portfolio - Institutional Class.........    (7,715)        --         --     (7,715)
DFA International Real Estate Securities Portfolio -
  Institutional Class.............................................  (326,892)        --         --   (326,892)
DFA Global Real Estate Securities Portfolio - Institutional Class.  (227,401)    (2,070)   (13,530)  (243,001)
DFA International Small Cap Value Portfolio - Institutional Class.  (195,408)    (3,853)  (410,189)  (609,450)
International Vector Equity Portfolio - Institutional Class.......   (50,390)        --     (4,041)   (54,431)
International High Relative Profitability Portfolio -
  Institutional Class.............................................      (299)        --         --       (299)
World ex U.S. Value Portfolio - Institutional Class...............    (4,532)        --         --     (4,532)
World ex U.S. Targeted Value Portfolio - Institutional Class......    (7,684)        --         --     (7,684)

                                                                              DISTRIBUTIONS FROM:
-                                                                  ----------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS     TOTAL
                                                                   ---------- ---------- --------- --------
World ex U.S. Core Equity Portfolio - Institutional Class.........   (52,690)       --         --   (52,690)
World Core Equity Portfolio - Institutional Class.................    (8,966)      (67)    (1,231)  (10,264)
Selectively Hedged Global Equity Portfolio - Institutional Class..    (6,477)     (260)    (2,369)   (9,106)
Emerging Markets Portfolio - Institutional Class..................  (107,522)       --         --  (107,522)
Emerging Markets Small Cap Portfolio - Institutional Class........  (147,304)  (10,357)  (117,099) (274,760)
Emerging Markets Value Portfolio - Class R2.......................      (847)       --         --      (847)
Emerging Markets Value Portfolio - Institutional Class............  (339,766)       --         --  (339,766)
Emerging Markets Core Equity Portfolio - Institutional Class......  (449,166)       --         --  (449,166)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Enhanced U.S. Large Company Portfolio.......................   $     877
U.S. Large Cap Equity Portfolio.............................       1,207
U.S. Large Cap Value Portfolio..............................      22,596
U.S. Targeted Value Portfolio...............................      (1,394)
U.S. Small Cap Value Portfolio..............................      (5,694)
U.S. Core Equity 1 Portfolio................................      14,490
U.S. Core Equity 2 Portfolio................................      15,587
U.S. Vector Equity Portfolio................................         426
U.S. Small Cap Portfolio....................................      (1,236)
U.S. Micro Cap Portfolio....................................        (401)
U.S. High Relative Profitability Portfolio..................         131
DFA Real Estate Securities Portfolio........................      46,634
Large Cap International Portfolio...........................      12,323
International Core Equity Portfolio.........................      57,179
International Small Company Portfolio.......................      19,361
Global Small Company Portfolio..............................         143
Japanese Small Company Portfolio............................       1,122
Asia Pacific Small Company Portfolio........................       1,817
United Kingdom Small Company Portfolio......................          33
Continental Small Company Portfolio.........................         238
DFA International Real Estate Securities Portfolio..........    (280,250)
DFA Global Real Estate Securities Portfolio.................      59,540
DFA International Small Cap Value Portfolio.................      41,552
International Vector Equity Portfolio.......................       4,130
International High Relative Profitability Portfolio.........         146
World ex U.S. Value Portfolio...............................       2,027
World ex U.S. Targeted Value Portfolio......................       1,206
World ex U.S. Core Equity Portfolio.........................       4,361
World Core Equity Portfolio.................................          (4)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Selectively Hedged Global Equity Portfolio..................      2,600
Emerging Markets Portfolio..................................     (2,493)
Emerging Markets Small Cap Portfolio........................      6,969
Emerging Markets Value Portfolio............................      6,372
Emerging Markets Core Equity Portfolio......................      6,324

P. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class...      5             72%
U.S. Large Cap Equity Portfolio-Institutional Class.........      4             92%
U.S. Large Cap Value Portfolio-Institutional Class..........      3             69%
U.S. Targeted Value Portfolio-Class R1......................      5             89%
U.S. Targeted Value Portfolio-Class R2......................      9             88%
U.S. Targeted Value Portfolio-Institutional Class...........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class..........      4             69%
U.S. Core Equity 1 Portfolio-Institutional Class............      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class............      5             81%
U.S. Vector Equity Portfolio-Institutional Class............      5             90%
U.S. Small Cap Portfolio-Institutional Class................      3             54%
U.S. Micro Cap Portfolio-Institutional Class................      4             76%
U.S. High Relative Profitability Portfolio-Institutional
  Class.....................................................      3             91%
DFA Real Estate Securities Portfolio-Institutional Class....      4             75%
Large Cap International Portfolio-Institutional Class.......      3             63%
International Core Equity Portfolio-Institutional Class.....      4             70%
International Small Company Portfolio-Institutional Class...      3             61%
Global Small Company Portfolio-Institutional Class..........      5             97%
Japanese Small Company Portfolio-Institutional Class........      4             86%
Asia Pacific Small Company Portfolio-Institutional Class....      3             92%
United Kingdom Small Company Portfolio-Institutional Class..      4             95%
Continental Small Company Portfolio-Institutional Class.....      2             88%
DFA International Real Estate Securities
  Portfolio-Institutional Class.............................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional
  Class.....................................................      3             66%
DFA International Small Cap Value Portfolio-Institutional
  Class.....................................................      4             72%
International Vector Equity Portfolio-Institutional Class...      4             89%
International High Relative Profitability
  Portfolio-Institutional Class.............................      4             95%

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
World ex U.S. Value Portfolio-Institutional Class...........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional Class..      3             97%
World ex U.S. Core Equity Portfolio-Institutional Class.....      3             71%
World Core Equity Portfolio-Institutional Class.............      6             79%
Selectively Hedged Global Equity Portfolio-Institutional
  Class.....................................................      4             95%
Emerging Markets Portfolio-Institutional Class..............      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class....      3             54%
Emerging Markets Value Portfolio-Class R2...................      2             90%
Emerging Markets Value Portfolio-Institutional Class........      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value

Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-four portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds listed in the table below (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                          STATEMENT OF         STATEMENT OF            FINANCIAL
FUND                                      OPERATIONS       CHANGES IN NET ASSETS      HIGHLIGHTS
----                                   ------------------- ---------------------  --------------------
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio        For the year ended  For the years ended    For the years ended
U.S. Large Cap Value Portfolio         October 31, 2018    October 31, 2018 and   October 31, 2018,
U.S. Targeted Value Portfolio                              2017                   2017, 2016, 2015
U.S. Small Cap Value Portfolio                                                    and 2014
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate
Securities Portfolio
DFA Global Real Estate Securities
Portfolio
DFA International Small Cap Value
Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity
Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio         For the year ended  For the year ended October 31, 2018 and
                                       October 31, 2018    the period from January 18, 2017
                                                           (commencement of operations) through
                                                           October 31, 2017

U.S. High Relative Profitability       For the year ended  For the year ended
Portfolio International High Relative  October 31, 2018    October 31, 2018 and
Profitability Portfolio                                    the period from
                                                           May 16, 2017
                                                           (commencement of
                                                           operations) through
                                                           October 31, 2017

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                             ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                             -------------------------------------------
                                                              NET INCOME FOR
                                                              THE CURRENT OR     ACCUMULATED
                                                             PRECEDING FISCAL   UNDISTRIBUTED    PAID-IN
                                                                YEAR, AND      NET PROFITS FROM SURPLUS OR
                                                               ACCUMULATED       THE SALE OF      OTHER
                                                              UNDISTRIBUTED     SECURITIES OR    CAPITAL
PORTFOLIO NAME                                                  NET INCOME     OTHER PROPERTIES   SOURCE
--------------                                               ----------------  ---------------- ----------
DFA International Small Cap Value Portfolio September 27,
  2018......................................................        74%               0%            26%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY TOTAL RETURN INDEX
NOVEMBER 9, 2010-OCTOBER 31, 2018

                                     [CHART]

               DFA Commodity Strategy        Bloomberg Commodity Total Return
                     Portfolio                            Index
         --------------------------------   ----------------------------------
11/2010               $10,000                            $10,000
11/2010               $9,480                             $9,414
12/2010               $10,464                            $10,420
01/2011               $10,584                            $10,525
02/2011               $10,804                            $10,664
03/2011               $11,010                            $10,884
04/2011               $11,440                            $11,261
05/2011               $10,889                            $10,691
06/2011               $10,337                            $10,152
07/2011               $10,678                            $10,452
08/2011               $10,788                            $10,557
09/2011               $9,187                             $9,001
10/2011               $9,798                             $9,597
11/2011               $9,538                             $9,384
12/2011               $9,199                             $9,032
01/2012               $9,480                             $9,256
02/2012               $9,752                             $9,506
03/2012               $9,360                             $9,112
04/2012               $9,299                             $9,074
05/2012               $8,494                             $8,245
06/2012               $8,889                             $8,698
07/2012               $9,494                             $9,261
08/2012               $9,676                             $9,381
09/2012               $9,840                             $9,541
10/2012               $9,497                             $9,171
11/2012               $9,547                             $9,176
12/2012               $9,321                             $8,937
01/2013               $9,544                             $9,151
02/2013               $9,169                             $8,777
03/2013               $9,229                             $8,836
04/2013               $8,996                             $8,590
05/2013               $8,763                             $8,397
06/2013               $8,304                             $8,001
07/2013               $8,436                             $8,110
08/2013               $8,730                             $8,386
09/2013               $8,529                             $8,172
10/2013               $8,438                             $8,051
11/2013               $8,397                             $7,987
12/2013               $8,473                             $8,086
01/2014               $8,565                             $8,110
02/2014               $9,156                             $8,616
03/2014               $9,200                             $8,651
04/2014               $9,435                             $8,862
05/2014               $9,200                             $8,607
06/2014               $9,271                             $8,658
07/2014               $8,822                             $8,227
08/2014               $8,750                             $8,141
09/2014               $8,208                             $7,634
10/2014               $8,178                             $7,573
11/2014               $7,789                             $7,265
12/2014               $7,234                             $6,711
01/2015               $7,028                             $6,486
02/2015               $7,203                             $6,654
03/2015               $6,853                             $6,312
04/2015               $7,234                             $6,674
05/2015               $7,028                             $6,494
06/2015               $7,141                             $6,606
07/2015               $6,378                             $5,904
08/2015               $6,306                             $5,850
09/2015               $6,120                             $5,650
10/2015               $6,120                             $5,625
11/2015               $5,686                             $5,217
12/2015               $5,509                             $5,056
01/2016               $5,437                             $4,971
02/2016               $5,364                             $4,890
03/2016               $5,611                             $5,077
04/2016               $6,056                             $5,509
05/2016               $6,046                             $5,499
06/2016               $6,334                             $5,726
07/2016               $6,044                             $5,433
08/2016               $5,930                             $5,337
09/2016               $6,124                             $5,505
10/2016               $6,104                             $5,478
11/2016               $6,156                             $5,551
12/2016               $6,268                             $5,651
01/2017               $6,299                             $5,659
02/2017               $6,341                             $5,670
03/2017               $6,176                             $5,519
04/2017               $6,103                             $5,436
05/2017               $6,019                             $5,364
06/2017               $6,011                             $5,354
07/2017               $6,159                             $5,475
08/2017               $6,190                             $5,497
09/2017               $6,170                             $5,489
10/2017               $6,296                             $5,606
11/2017               $6,254                             $5,581
12/2017               $6,439                             $5,747
01/2018               $6,547                             $5,861
02/2018               $6,482                             $5,760
03/2018               $6,439                             $5,724
04/2018               $6,590                             $5,872
05/2018               $6,698                             $5,955
06/2018               $6,450                             $5,747
07/2018               $6,320                             $5,624
08/2018               $6,212                             $5,525
09/2018               $6,305                             $5,631
10/2018               $6,143                             $5,509



AVERAGE ANNUAL                         ONE       FIVE       SINCE
TOTAL RETURN                           YEAR      YEARS    INCEPTION
--------------                      ---------  ---------  ---------
                                        -2.43%     -6.15%     -5.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.
--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2018

   For the 12 months ended October 31, 2018, the Bloomberg Commodity Index Total Return returned -1.73%. The only sector with a positive return was energy, which returned 18.17%. Sectors with negative returns included precious metals, livestock, agriculture, and industrial metals, which returned -7.47%, -9.42%, -9.99%, and -12.83%, respectively.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures contracts. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.50 years.

   For the 12 months ended October 31, 2018, total returns were -2.43% for the Portfolio and -1.73% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio has a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contract. As such, the Portfolio's longer duration detracted from performance relative to the benchmark during a period in which term premiums in the U.S. were negative. Pre-rolling commodity contracts also detracted from performance relative to the benchmark, while varying the maturities of the individual commodity contracts contributed positively to performance relative to the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  932.10    0.33%     $1.61
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.54    0.33%     $1.68

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 DFA COMMODITY STRATEGY PORTFOLIO
Corporate...................................................  35.1%
Government..................................................  25.0%
Foreign Corporate...........................................  18.7%
Foreign Government..........................................  20.1%
Supranational...............................................   1.1%
                                                             -----
                                                             100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (74.5%)
AUSTRALIA -- (4.0%)
Commonwealth Bank of Australia
    2.300%, 09/06/19.................................................      5,100  $ 5,067,555
    5.000%, 10/15/19.................................................     10,000   10,175,270
W   2.250%, 03/10/20.................................................      5,000    4,931,050
    2.300%, 03/12/20.................................................      5,000    4,935,700
    5.000%, 03/19/20.................................................      5,000    5,116,158
    2.400%, 11/02/20.................................................      2,246    2,200,006
Macquarie Group, Ltd.
W   3.000%, 12/03/18.................................................      4,500    4,501,260
#W  6.250%, 01/14/21.................................................      4,842    5,090,025
National Australia Bank, Ltd.
W   2.400%, 12/09/19.................................................      9,500    9,419,245
    2.125%, 05/22/20.................................................        745      732,059
    2.625%, 07/23/20.................................................      4,052    4,001,782
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      5,000    4,928,050
    2.300%, 05/26/20.................................................     17,774   17,490,594
    2.100%, 05/13/21.................................................      1,000      964,850
                                                                                  -----------
TOTAL AUSTRALIA......................................................              79,553,604
                                                                                  -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
#   1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
    1.875%, 01/29/20.................................................      5,000    4,929,057
                                                                                  -----------
CANADA -- (15.4%)
Canada Housing Trust No 1
W   1.450%, 06/15/20................................................. CAD 57,000   42,676,068
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD 45,000   33,919,632
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,000    4,483,467
Nutrien, Ltd.
    6.500%, 05/15/19.................................................      1,446    1,472,446
Province of Alberta Canada
    1.900%, 12/06/19.................................................      5,000    4,943,920
    1.250%, 06/01/20................................................. CAD 39,000   29,086,543
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD 30,000   23,358,274
Province of Manitoba Canada
#   2.050%, 11/30/20.................................................     15,000   14,670,450
Province of Ontario Canada
    4.200%, 06/02/20................................................. CAD 50,000   39,016,674
    4.000%, 06/02/21................................................. CAD  7,000    5,500,513

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
CANADA -- (Continued)
Province of Quebec Canada
    4.500%, 12/01/20................................................. CAD 55,000  $ 43,470,660
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  7,000     5,336,048
    2.150%, 03/06/20.................................................      5,708     5,636,286
    2.350%, 10/30/20.................................................      5,913     5,806,188
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD 39,000    29,500,406
    2.500%, 12/14/20.................................................      1,000       984,601
    3.250%, 06/11/21.................................................     10,000     9,966,612
Toyota Credit Canada, Inc.
    2.800%, 11/21/18................................................. CAD 10,000     7,598,162
                                                                                  ------------
TOTAL CANADA.........................................................              307,426,950
                                                                                  ------------
DENMARK -- (0.0%)
Danske Bank A.S.
    2.800%, 03/10/21.................................................        400       389,260
                                                                                  ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.................................................      5,000     4,966,580
    1.750%, 05/21/19.................................................      1,150     1,143,947
                                                                                  ------------
TOTAL FINLAND........................................................                6,110,527
                                                                                  ------------
FRANCE -- (3.6%)
BNP Paribas SA
    2.375%, 05/21/20.................................................      2,720     2,683,334
BPCE SA
    2.650%, 02/03/21.................................................        330       323,405
Credit Agricole SA
W   2.750%, 06/10/20.................................................      5,000     4,944,050
Dexia Credit Local SA
    0.200%, 03/16/21................................................. EUR 16,250    18,547,420
Electricite de France SA
W   2.350%, 10/13/20.................................................      5,000     4,903,963
Orange SA
    1.625%, 11/03/19.................................................      2,000     1,968,480
Sanofi
    4.000%, 03/29/21.................................................     17,450    17,711,083
    0.875%, 09/22/21................................................. EUR  5,000     5,800,240
Societe Generale SA
W   2.625%, 09/16/20.................................................      2,000     1,971,688
Total Capital International SA
    2.100%, 06/19/19.................................................     13,208    13,146,024
                                                                                  ------------
TOTAL FRANCE.........................................................               71,999,687
                                                                                  ------------
GERMANY -- (4.2%)
Bayer U.S. Finance II LLC
W   1.850%, 11/15/18.................................................      6,700     6,697,450

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
GERMANY -- (Continued)
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.................................................    1,500  $ 1,488,117
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................    2,925    2,878,459
Deutsche Bank AG
    2.950%, 08/20/20.................................................    7,018    6,877,609
    3.125%, 01/13/21.................................................    3,889    3,799,833
Erste Abwicklungsanstalt
    1.375%, 10/30/19.................................................   25,000   24,606,300
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   22,500   22,158,237
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.................................................    3,650    3,591,052
Volkswagen Group of America Finance LLC
W   2.125%, 05/23/19.................................................   10,000    9,938,403
    2.400%, 05/22/20.................................................    2,000    1,963,259
                                                                                -----------
TOTAL GERMANY........................................................            83,998,719
                                                                                -----------
IRELAND -- (0.4%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.................................................    2,937    2,846,838
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.................................................    2,000    2,030,281
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.................................................    2,500    2,468,473
                                                                                -----------
TOTAL IRELAND........................................................             7,345,592
                                                                                -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.................................................    2,570    2,570,395
                                                                                -----------
JAPAN -- (1.7%)
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.................................................    2,000    1,952,670
MUFG Bank, Ltd.
W   2.350%, 09/08/19.................................................      850      844,770
Nomura Holdings, Inc.
    2.750%, 03/19/19.................................................    1,034    1,033,566
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.................................................    3,500    3,497,454
    2.650%, 07/23/20.................................................    2,250    2,222,635
Toyota Motor Credit Corp.
    1.400%, 05/20/19                                                     5,168    5,128,651
    2.125%, 07/18/19.................................................    1,080    1,074,787
    2.150%, 03/12/20.................................................   18,550   18,344,785
                                                                                -----------
TOTAL JAPAN..........................................................            34,099,318
                                                                                -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
LUXEMBOURG -- (0.2%)
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR   2,875 $ 3,458,685
                                                                                  -----------
NETHERLANDS -- (3.8%)
Bank Nederlandse Gemeenten NV
W   1.750%, 10/05/20.................................................      24,800  24,199,716
BNG Bank NV
    2.500%, 02/28/20.................................................       1,800   1,788,748
Deutsche Telekom International Finance BV
W   1.500%, 09/19/19.................................................       3,000   2,955,203
ING Bank NV
W   2.500%, 10/01/19.................................................       3,000   2,983,509
LyondellBasell Industries NV
    5.000%, 04/15/19.................................................       1,022   1,025,849
Mondelez International, Inc.
W   1.625%, 10/28/19.................................................       2,000   1,966,668
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.................................................       4,362   4,284,958
Shell International Finance BV
    2.000%, 11/15/18.................................................       2,350   2,349,600
    4.300%, 09/22/19.................................................      12,204  12,350,940
    4.375%, 03/25/20.................................................       7,120   7,246,238
    1.875%, 05/10/21.................................................      15,000  14,494,732
                                                                                  -----------
TOTAL NETHERLANDS....................................................              75,646,161
                                                                                  -----------
NORWAY -- (1.7%)
Equinor ASA
#   2.900%, 11/08/20.................................................       5,192   5,152,876
Kommunalbanken A.S.
    1.750%, 05/28/19.................................................       5,000   4,972,430
    1.625%, 01/15/20.................................................       5,450   5,366,452
Norway Government Bond
    3.750%, 05/25/21................................................. NOK 150,000  18,902,228
                                                                                  -----------
TOTAL NORWAY.........................................................              34,393,986
                                                                                  -----------
SPAIN -- (1.0%)
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.................................................       9,000   8,868,276
Telefonica Emisiones SAU
    5.134%, 04/27/20.................................................       2,200   2,252,274
    5.462%, 02/16/21.................................................       8,000   8,312,080
                                                                                  -----------
TOTAL SPAIN..........................................................              19,432,630
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.1%)
Council Of Europe Development Bank
    1.750%, 11/14/19.................................................       7,000   6,921,585

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.125%, 02/18/20................................................. CAD  20,020 $14,962,268
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              21,883,853
                                                                                  -----------
SWEDEN -- (4.0%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21................................................. SEK 400,000  44,682,909
Svensk Exportkredit AB
    1.875%, 06/17/19.................................................      17,000  16,906,719
Svenska Handelsbanken AB
    2.250%, 06/17/19.................................................       5,000   4,975,046
W   5.125%, 03/30/20.................................................       6,708   6,871,340
Sweden Government Bond
    5.000%, 12/01/20................................................. SEK  50,000   6,085,896
                                                                                  -----------
TOTAL SWEDEN.........................................................              79,521,910
                                                                                  -----------
SWITZERLAND -- (0.3%)
UBS AG
    2.375%, 08/14/19.................................................         720     716,014
    2.350%, 03/26/20.................................................       6,000   5,921,837
                                                                                  -----------
TOTAL SWITZERLAND....................................................               6,637,851
                                                                                  -----------
UNITED KINGDOM -- (0.7%)
Aon P.L.C.
    2.800%, 03/15/21.................................................       2,680   2,625,951
AstraZeneca P.L.C.
    1.750%, 11/16/18.................................................       4,958   4,955,862
Barclays P.L.C.
#   2.875%, 06/08/20.................................................       5,000   4,938,860
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.................................................       1,808   1,782,059
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              14,302,732
                                                                                  -----------
UNITED STATES -- (31.6%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.................................................       3,624   3,686,281
3M Co.
#   1.625%, 06/15/19.................................................       3,200   3,172,823
AbbVie, Inc.
#   2.500%, 05/14/20.................................................      11,317  11,169,094
Allergan Funding SCS
    3.000%, 03/12/20.................................................       5,000   4,978,304
Allergan, Inc.
    3.375%, 09/15/20.................................................       1,570   1,567,028

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.375%, 05/26/20.................................................    6,210  $ 6,123,740
    2.600%, 09/14/20.................................................    1,600    1,578,336
American Honda Finance Corp.
    2.250%, 08/15/19.................................................    2,000    1,988,942
American International Group, Inc.
    2.300%, 07/16/19                                                     1,500    1,492,860
    3.375%, 08/15/20.................................................    3,470    3,463,490
    6.400%, 12/15/20.................................................    7,000    7,387,981
Amgen, Inc.
    2.200%, 05/11/20.................................................    9,990    9,834,955
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.................................................   10,000    9,802,906
Anthem, Inc.
    4.350%, 08/15/20.................................................    1,128    1,146,798
    2.500%, 11/21/20.................................................   11,465   11,232,735
Aon Corp.
    5.000%, 09/30/20.................................................    1,000    1,029,152
Apple, Inc.
#   1.900%, 02/07/20.................................................   31,000   30,609,623
    2.000%, 05/06/20.................................................    4,522    4,452,598
AT&T, Inc.
    5.200%, 03/15/20.................................................    6,000    6,145,790
Autodesk, Inc.
    3.125%, 06/15/20.................................................    1,355    1,349,379
AutoZone, Inc.
    2.500%, 04/15/21.................................................    2,045    1,990,194
Bank of America Corp.
    2.600%, 01/15/19.................................................    4,000    3,998,040
    2.625%, 10/19/20.................................................    1,670    1,647,366
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,783,086
Best Buy Co., Inc.
    5.500%, 03/15/21.................................................    6,000    6,223,478
BMW US Capital LLC
W   2.000%, 04/11/21.................................................    3,000    2,893,308
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      253,698
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,347,463
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,237,098
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,490,277
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,258,141
CBS Corp.
    2.300%, 08/15/19.................................................    1,500    1,490,390

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000  $ 9,852,000
Chevron Corp.
#   2.193%, 11/15/19.................................................   15,000   14,883,719
    1.961%, 03/03/20.................................................    8,000    7,887,163
    2.427%, 06/24/20.................................................    3,650    3,609,745
Cisco Systems, Inc.
    2.125%, 03/01/19.................................................   10,000    9,982,692
    1.400%, 09/20/19.................................................   12,935   12,776,033
Citigroup, Inc.
    2.050%, 12/07/18.................................................    4,791    4,788,222
    2.650%, 10/26/20.................................................    2,575    2,535,673
    2.700%, 03/30/21.................................................    4,790    4,691,095
Citizens Bank NA
    2.550%, 05/13/21.................................................    8,000    7,784,856
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,981,191
CVS Health Corp.
    2.250%, 12/05/18.................................................    3,399    3,397,010
Daimler Finance North America LLC
W   2.700%, 08/03/20.................................................    3,060    3,015,484
Discovery Communications LLC
W   2.750%, 11/15/19.................................................    1,500    1,489,371
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    1,974,000
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,745,792
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    3,883    3,853,779
EMD Finance LLC
W   2.400%, 03/19/20.................................................    1,150    1,133,422
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,953,594
Eversource Energy
    2.500%, 03/15/21.................................................    3,350    3,286,927
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,191,605
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,316,511
Exxon Mobil Corp.
    1.912%, 03/06/20.................................................    3,950    3,893,993
    2.222%, 03/01/21.................................................    3,000    2,931,144
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.................................................    1,214    1,216,376
Fifth Third Bancorp
    2.875%, 07/27/20.................................................    4,000    3,963,690
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.................................................    4,000    3,903,480
    3.336%, 03/18/21.................................................    1,989    1,943,159

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
General Electric Co.
    4.375%, 09/16/20.................................................    7,000  $ 7,087,733
General Mills, Inc.
    2.200%, 10/21/19.................................................    3,500    3,468,026
General Motors Financial Co., Inc.
    3.150%, 01/15/20.................................................    7,000    6,965,718
    4.200%, 03/01/21.................................................      500      502,420
Goldman Sachs Group, Inc. (The)
    2.300%, 12/13/19.................................................      600      593,735
    2.600%, 04/23/20.................................................    2,075    2,053,692
    6.000%, 06/15/20.................................................    8,000    8,325,180
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................      585      574,844
    2.400%, 06/15/20.................................................    2,600    2,551,169
W   2.850%, 01/15/21.................................................    6,000    5,882,716
Harris Corp.
    2.700%, 04/27/20.................................................    1,205    1,191,643
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.................................................   12,000   12,018,806
HSBC USA, Inc.
    2.750%, 08/07/20.................................................   10,000    9,903,800
Huntington National Bank
    2.875%, 08/20/20.................................................    3,095    3,063,890
Integrys Holding, Inc.
    4.170%, 11/01/20.................................................    4,060    4,106,271
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.................................................    3,519    3,478,426
International Business Machines Corp.
    2.250%, 02/19/21.................................................    3,615    3,526,417
John Deere Capital Corp.
#   2.800%, 03/04/21.................................................    1,000      989,290
JPMorgan Chase & Co.
    2.750%, 06/23/20.................................................    7,900    7,824,619
KeyBank NA
    2.350%, 03/08/19.................................................    3,000    2,995,072
KeyCorp
    2.900%, 09/15/20.................................................    3,128    3,099,187
Kraft Heinz Foods Co.
    2.800%, 07/02/20.................................................   14,365   14,216,069
Kroger Co. (The)
    2.300%, 01/15/19.................................................    1,000      998,849
    1.500%, 09/30/19.................................................    1,565    1,542,062
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,088,202
LG&E & KU Energy LLC
    3.750%, 11/15/20.................................................    1,244    1,250,280
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.................................................      980    1,004,982

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Marriott International, Inc.
#   2.875%, 03/01/21.................................................    1,000  $   986,766
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.................................................    4,417    4,415,012
McDonald's Corp.
    2.100%, 12/07/18.................................................    7,000    6,995,310
McKesson Corp.
    2.284%, 03/15/19.................................................    3,995    3,984,591
Medtronic, Inc.
    2.500%, 03/15/20.................................................    4,750    4,708,878
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,869,215
    1.850%, 02/12/20.................................................    7,000    6,908,825
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,669,202
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,896,638
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,494,179
Novartis Capital Corp.
    4.400%, 04/24/20.................................................    5,000    5,092,797
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      659,009
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,227,931
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,503,759
Pfizer, Inc.
    2.100%, 05/15/19.................................................   19,217   19,148,881
Philip Morris International, Inc.
#   1.875%, 01/15/19.................................................    1,373    1,370,369
    2.000%, 02/21/20.................................................    1,250    1,231,350
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,363,304
    2.600%, 07/21/20.................................................    4,116    4,066,416
Regions Financial Corp.
    3.200%, 02/08/21.................................................    4,400    4,361,947
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,191,105
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    5,070    5,022,503
Ryder System, Inc.
    2.550%, 06/01/19.................................................    1,500    1,496,625
Santander Holdings USA, Inc.
    2.650%, 04/17/20.................................................    4,992    4,929,381
Sempra Energy
    2.850%, 11/15/20.................................................    6,000    5,919,774
Solvay Finance America LLC
W   3.400%, 12/03/20.................................................   12,000   11,944,085
Southern Power Co.
    2.375%, 06/01/20.................................................    1,645    1,615,054

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Southwest Airlines Co.
                            2.750%, 11/06/19.................................................     5,480 $    5,458,309
State Street Corp.
                            2.550%, 08/18/20.................................................     3,366      3,330,756
Stryker Corp.
                            2.000%, 03/08/19.................................................       974        970,886
SunTrust Banks, Inc.
                            2.500%, 05/01/19.................................................     1,735      1,730,921
TD Ameritrade Holding Corp.
                            5.600%, 12/01/19.................................................     1,000      1,026,105
Toyota Motor Credit Corp.
#                           1.550%, 10/18/19.................................................    10,000      9,862,184
UnitedHealth Group, Inc.
                            1.625%, 03/15/19.................................................     1,000        995,735
Verizon Communications, Inc.
                            2.625%, 02/21/20.................................................     1,288      1,279,575
                            4.600%, 04/01/21.................................................     3,100      3,182,548
Walgreens Boots Alliance, Inc.
                            2.700%, 11/18/19.................................................       470        467,607
Walmart, Inc.
                            2.850%, 06/23/20.................................................    22,556     22,520,172
Walt Disney Co. (The)
                            2.150%, 09/17/20.................................................     2,500      2,459,700
Warner Media LLC
                            4.700%, 01/15/21.................................................     9,000      9,211,510
Wells Fargo & Co.
                            4.600%, 04/01/21.................................................     5,000      5,114,612
Xcel Energy, Inc.
                            2.400%, 03/15/21.................................................     2,622      2,558,147
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021      1,009,613
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              630,361,464
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,485,523,542
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (24.8%)
U.S. Treasury Notes
                            1.375%, 12/15/19.................................................   109,000    107,356,485
                            1.875%, 12/31/19.................................................    60,180     59,578,101
                            1.250%, 02/29/20.................................................    38,000     37,237,031
~(double left angle quote)  1.625%, 07/31/20.................................................   194,000    189,907,812
                            1.375%, 08/31/20.................................................   103,000    100,268,086
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              494,347,515
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,979,871,057
                                                                                                        --------------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           SHARES       VALUE+
                                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   1,198,438 $   13,865,927
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,016,391,769)..............................................               $1,993,736,984
                                                                                    ==============


As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  ------------------- ---------------------------------------  ---------- --------------
USD       11,172,580 EUR       9,574,092 Citibank, N.A.                            11/23/18   $    310,923
USD       11,327,739 SEK     102,554,821 Citibank, N.A.                            01/04/19         48,083
USD       11,426,993 SEK     102,757,833 Citibank, N.A.                            01/04/19        125,009
USD       22,920,569 SEK     204,809,720 State Street Bank and Trust               01/04/19        394,245
USD       19,990,548 NOK     162,842,082 Citibank, N.A.                            01/11/19        607,592
USD        5,160,854 CAD       6,741,685 Citibank, N.A.                            01/18/19         31,359
USD      133,863,359 CAD     174,120,970 National Australia Bank Ltd.              01/18/19      1,381,250
USD       11,530,645 CAD      14,987,113 National Australia Bank Ltd.              01/24/19        126,368
USD      132,491,537 CAD     173,050,111 State Street Bank and Trust               01/24/19        810,980
                                                                                              ------------
TOTAL APPRECIATION                                                                            $  3,835,809
EUR        9,574,092 USD      11,274,855 Citibank, N.A.                            11/23/18   $   (413,197)
USD        6,201,197 SEK      56,427,581 Citibank, N.A.                            01/04/19         (5,081)
USD       28,101,505 EUR      24,627,112 State Street Bank and Trust               01/30/19        (22,614)
                                                                                              ------------
TOTAL (DEPRECIATION)                                                                          $   (440,892)
                                                                                              ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $  3,394,917
                                                                                              ============

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
CBOT Corn Futures.................................    241     12/14/18  $4,557,124 $4,377,162   $(179,962)
CBOT Soybean Futures..............................     85     01/14/19   3,722,641  3,619,938    (102,703)
CBOT Soybean Meal Futures.........................     65     01/14/19   2,033,026  2,003,300     (29,726)
CBOT Soybean Oil Futures..........................     94     01/14/19   1,696,270  1,592,736    (103,534)
CBOT Wheat Futures................................    105     12/14/18   2,980,457  2,627,625    (352,832)
CME Lean Hogs Futures.............................     50     12/14/18   1,107,041  1,169,000      61,959
CME Live Cattle Futures...........................     62     12/31/18   2,848,404  2,900,360      51,956
COMEX Copper Futures..............................     61     12/27/18   4,197,627  4,054,975    (142,652)
COMEX Gold 100 Troy Oz. Futures...................     62     12/27/18   7,715,003  7,533,000    (182,003)
COMEX Silver Futures..............................     29     12/27/18   2,193,590  2,070,890    (122,700)
ICE Brent Crude Oil Futures.......................     78     11/30/18   6,088,768  5,853,120    (235,648)
KCBT Hard Red Winter Wheat Futures................     41     12/14/18   1,192,433  1,011,163    (181,270)
LME Nickel Futures................................     33     01/14/19   2,486,476  2,275,218    (211,258)
LME Nickel Futures................................     48     11/19/18   3,954,410  3,294,864    (659,546)
LME Primary Aluminum Futures......................    107     11/19/18   5,487,879  5,208,225    (279,654)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                              UNREALIZED
                                           NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                --------- ---------- ------------  ------------  --------------
LME Primary Aluminum Futures..............     73     01/14/19  $  4,006,589  $  3,556,013   $  (450,576)
LME Zinc Futures..........................     48     11/19/18     3,077,919     3,056,100       (21,819)
LME Zinc Futures..........................     33     01/14/19     2,186,292     2,060,231      (126,061)
NYBOT CSC 'C' Coffee Futures..............     37     12/18/18     1,532,856     1,563,712        30,856
NYBOT CSC No. 11 World Sugar Futures......    145     02/28/19     1,897,714     2,142,056       244,342
NYBOT CTN No. 2 Cotton Futures............     26     12/06/18     1,077,526       999,180       (78,346)
NYMEX Henry Hub Natural Gas Futures.......    202     12/27/18     6,828,228     6,670,040      (158,188)
NYMEX Light Sweet Crude Oil Futures.......     82     12/19/18     6,138,993     5,366,080      (772,913)
NYMEX NY Harbor ULSD Futures..............     30     12/31/18     3,040,544     2,833,110      (207,434)
NYMEX Reformulated Gasoline Blend Futures.     34     12/31/18     3,018,532     2,502,284      (516,248)
                                                                ------------  ------------   -----------
TOTAL.....................................                      $ 85,066,342  $ 80,340,382   $(4,725,960)
SHORT POSITION CONTRACTS:
LME Nickel Futures........................    (48)    11/19/18    (3,625,963)   (3,294,864)      331,099
LME Nickel Futures........................     (8)    01/14/19      (603,260)     (551,568)       51,692
LME Primary Aluminum Futures..............   (107)    11/19/18    (5,739,621)   (5,208,225)      531,396
LME Primary Aluminum Futures..............    (16)    01/14/19      (808,194)     (779,400)       28,794
LME Zinc Futures..........................    (48)    11/19/18    (3,122,956)   (3,056,100)       66,856
LME Zinc Futures..........................     (8)    01/14/19      (530,766)     (499,450)       31,316
                                                                ------------  ------------   -----------
TOTAL.....................................                      $(14,430,760) $(13,389,607)  $ 1,041,153
                                                                ------------  ------------   -----------
TOTAL FUTURES CONTRACTS...................                      $ 70,635,582  $ 66,950,775   $(3,684,807)
                                                                ============  ============   ===========

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                       PAYMENTS                UPFRONT  UPFRONT                UNREALIZED
REFERENCE                              NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
ENTITY*           COUNTERPARTY          AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
---------     --------------------- --------------- --------------- ---------- -------- -------- ----------  --------------
BofA Merrill
Lynch                                                 3 Month USD
Commodity                                             UST 13-Week
MLBXPPDM                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (1)     Services, Inc.        USD 233,387,967   plus 0.14%     12/21/18     --       --    (3,461,723)   (3,461,723)
BofA Merrill                                          3 Month USD
Lynch                                                 UST 13-Week
MLBXRSDT                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (2)     Services, Inc.        USD 187,689,256   plus 0.19%     12/21/18     --       --    (2,645,577)   (2,645,577)
Citi                                                  3 Month USD
Commodities                                           UST 13-Week
Pre-Roll RS                                            Bill High
Total Return                                         Discount Rate
Index (3)     Citibank, N.A.        USD 274,373,880   plus 0.19%     12/21/18     --       --    (4,245,220)   (4,245,220)
Citi Custom                                           3 Month USD
CIVICS H                                              UST 13-Week
Total Return                                           Bill High
Index (4)                                            Discount Rate
              Citibank, N.A.        USD 293,870,645   plus 0.14%     12/21/18     --       --    (4,417,589)   (4,417,589)
Credit                                                3 Month USD
Suisse                                                UST 13-Week
Custom 141                                             Bill High
Total Return                                         Discount Rate
Index (5)     Credit Suisse         USD 255,976,829   plus 0.18%     11/30/18     --       --    (3,607,509)   (3,607,509)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                  PAYMENTS                UPFRONT  UPFRONT                  UNREALIZED
REFERENCE                         NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS                APPRECIATION
ENTITY*         COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED MARKET VALUE  (DEPRECIATION)
---------     ---------------- --------------- --------------- ---------- -------- -------- ------------  --------------
Credit                                           3 Month USD
Suisse                                           UST 13-Week
Custom 57                                         Bill High
Total
Return                                          Discount Rate
Index (6)     Credit Suisse    USD 186,350,490    plus 0.14%    11/30/18     --       --      (2,763,727)    (2,763,727)
Deutsche                                         3 Month USD
Bank                                             UST 13-Week
Benchmark                                         Bill High
2 Flex
Index                                           Discount Rate
002 (7)       Deutsche Bank AG USD 161,687,952    plus 0.14%    11/30/18     --       --      (2,314,416)    (2,314,416)
UBS                                              3 Month USD
UBSIB190                                         UST 13-Week
Custom                                            Bill High
Strategy (8)                                    Discount Rate
              UBS AG           USD 259,681,094    plus 0.14%    01/31/19     --       --      (3,851,898)    (3,851,898)
UBS                                              3 Month USD
UBSIDRST                                         UST 13-Week
Custom                                            Bill High
Strategy (9)                                    Discount Rate
              UBS AG           USD 103,342,877    plus 0.17%    11/30/18     --       --      (1,462,031)    (1,462,031)
                                                                             --       --    ------------   ------------
TOTAL                                                                        --       --    $(28,769,690)  $(28,769,690)
                                                                             ==       ==    ============   ============

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     15,601,745
CBOT Soybean Futures                                            5.33%     12,432,127
CBOT Soybean Meal Futures                                       2.96%      6,909,788
CBOT Soybean Oil Futures                                        2.34%      5,465,309
CBOT Wheat Futures                                              3.98%      9,281,439
CME Lean Hogs Futures                                           1.93%      4,514,199
CME Live Cattle Futures                                         4.50%     10,504,093
COMEX Copper Futures                                            6.05%     14,113,178
COMEX Gold 100 Troy Oz. Futures                                11.24%     26,221,008
COMEX Silver Futures                                            3.12%      7,274,416
ICE Brent Crude Oil Futures                                     8.69%     20,277,889
KCBT Hard Red Winter Wheat Futures                              1.57%      3,673,079
LME Nickel Futures                                              2.58%      6,026,614
LME Primary Aluminum Futures                                    4.06%      9,486,380
LME Zinc Futures                                                2.34%      5,471,923
NYBOT CSC 'C' Coffee Futures                                    2.41%      5,614,825
NYBOT CSC No. 11 World Sugar Futures                            3.15%      7,354,432
NYBOT CTN No. 2 Cotton Futures                                  1.49%      3,469,015
NYMEX Henry Hub Natural Gas Futures                             9.82%     22,919,543
NYMEX Light Sweet Crude Oil Futures                             7.95%     18,543,517
NYMEX NY Harbor ULSD Futures                                    4.11%      9,589,613

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Reformulated Gasoline Blend Futures                       3.70%       8,643,835
                                                                          -----------
Total Notional Amount                                                     233,387,967
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%       9,831,099
CBOT Soybean Futures                                            4.31%       8,092,142
CBOT Soybean Meal Futures                                       2.99%       5,613,979
CBOT Soybean Oil Futures                                        1.89%       3,554,163
CBOT Wheat Futures                                              3.08%       5,782,923
CME Lean Hogs Futures                                           1.37%       2,564,304
CME Live Cattle Futures                                         5.28%       9,905,547
COMEX Copper Futures                                            6.06%      11,381,864
COMEX Gold 100 Troy Oz. Futures                                11.30%      21,198,644
COMEX Silver Futures                                            2.50%       4,692,142
ICE Brent Crude Oil Futures                                     8.78%      16,480,740
KCBT Hard Red Winter Wheat Futures                              1.21%       2,268,539
LME Nickel Futures                                              2.61%       4,891,868
LME Primary Aluminum Futures                                    4.93%       9,248,835
LME Zinc Futures                                                2.84%       5,334,903
NYBOT CSC 'C' Coffee Futures                                    1.89%       3,546,550
NYBOT CSC No. 11 World Sugar Futures                            3.20%       6,013,372
NYBOT CTN No. 2 Cotton Futures                                  1.17%       2,201,265
NYMEX Henry Hub Natural Gas Futures                            11.78%      22,107,940
NYMEX Light Sweet Crude Oil Futures                             8.07%      15,145,389
NYMEX NY Harbor ULSD Futures                                    4.97%       9,331,421
NYMEX Reformulated Gasoline Blend Futures                       4.53%       8,501,627
                                                                          -----------
Total Notional Amount                                                     187,689,256
                                                                          ===========

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     14,371,610
CBOT Soybean Futures                                            4.31%     11,829,513
CBOT Soybean Meal Futures                                       2.99%      8,206,805
CBOT Soybean Oil Futures                                        1.89%      5,195,661
CBOT Wheat Futures                                              3.08%      8,453,776
CME Lean Hogs Futures                                           1.37%      3,748,632
CME Live Cattle Futures                                         5.28%     14,480,442
COMEX Copper Futures                                            6.06%     16,638,598
COMEX Gold 100 Troy Oz. Futures                                11.30%     30,989,277
COMEX Silver Futures                                            2.50%      6,859,216
ICE Brent Crude Oil Futures                                     8.78%     24,092,399
KCBT Hard Red Winter Wheat Futures                              1.21%      3,316,268
LME Nickel Futures                                              2.61%      7,151,187
LME Primary Aluminum Futures                                    4.93%     13,520,426
LME Zinc Futures                                                2.84%      7,798,837

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    1.89%       5,184,531
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,790,658
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,217,924
NYMEX Henry Hub Natural Gas Futures                            11.78%      32,318,532
NYMEX Light Sweet Crude Oil Futures                             8.07%      22,140,314
NYMEX NY Harbor ULSD Futures                                    4.97%      13,641,155
NYMEX Reformulated Gasoline Blend Futures                       4.53%      12,428,119
                                                                          -----------
Total Notional Amount                                                     274,373,880
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      19,644,949
CBOT Soybean Futures                                            5.33%      15,653,922
CBOT Soybean Meal Futures                                       2.96%       8,700,464
CBOT Soybean Oil Futures                                        2.34%       6,881,649
CBOT Wheat Futures                                              3.98%      11,686,731
CME Lean Hogs Futures                                           1.93%       5,684,057
CME Live Cattle Futures                                         4.50%      13,226,237
COMEX Copper Futures                                            6.05%      17,770,619
COMEX Gold 100 Troy Oz. Futures                                11.24%      33,016,204
COMEX Silver Futures                                            3.12%       9,159,587
ICE Brent Crude Oil Futures                                     8.69%      25,532,921
KCBT Hard Red Winter Wheat Futures                              1.57%       4,624,960
LME Nickel Futures                                              2.58%       7,588,415
LME Primary Aluminum Futures                                    4.06%      11,944,783
LME Zinc Futures                                                2.34%       6,889,977
NYBOT CSC 'C' Coffee Futures                                    2.41%       7,069,912
NYBOT CSC No. 11 World Sugar Futures                            3.15%       9,260,339
NYBOT CTN No. 2 Cotton Futures                                  1.49%       4,368,013
NYMEX Henry Hub Natural Gas Futures                             9.82%      28,859,162
NYMEX Light Sweet Crude Oil Futures                             7.95%      23,349,084
NYMEX NY Harbor ULSD Futures                                    4.11%      12,074,769
NYMEX Reformulated Gasoline Blend Futures                       3.70%      10,883,891
                                                                          -----------
Total Notional Amount                                                     293,870,645
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     13,407,979
CBOT Soybean Futures                                            4.31%     11,036,332
CBOT Soybean Meal Futures                                       2.99%      7,656,530
CBOT Soybean Oil Futures                                        1.89%      4,847,285
CBOT Wheat Futures                                              3.08%      7,886,942
CME Lean Hogs Futures                                           1.37%      3,497,282
CME Live Cattle Futures                                         5.28%     13,509,513
COMEX Copper Futures                                            6.06%     15,522,963
COMEX Gold 100 Troy Oz. Futures                                11.30%     28,911,414

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
COMEX Silver Futures                                            2.50%       6,399,298
ICE Brent Crude Oil Futures                                     8.78%      22,476,979
KCBT Hard Red Winter Wheat Futures                              1.21%       3,093,909
LME Nickel Futures                                              2.61%       6,671,693
LME Primary Aluminum Futures                                    4.93%      12,613,868
LME Zinc Futures                                                2.84%       7,275,917
NYBOT CSC 'C' Coffee Futures                                    1.89%       4,836,903
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,201,236
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,002,159
NYMEX Henry Hub Natural Gas Futures                            11.78%      30,151,541
NYMEX Light Sweet Crude Oil Futures                             8.07%      20,655,783
NYMEX NY Harbor ULSD Futures                                    4.97%      12,726,502
NYMEX Reformulated Gasoline Blend Futures                       4.53%      11,594,801
                                                                          -----------
Total Notional Amount                                                     255,976,829
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      12,457,338
CBOT Soybean Futures                                            5.33%       9,926,531
CBOT Soybean Meal Futures                                       2.96%       5,517,175
CBOT Soybean Oil Futures                                        2.34%       4,363,820
CBOT Wheat Futures                                              3.98%       7,410,839
CME Lean Hogs Futures                                           1.93%       3,604,398
CME Live Cattle Futures                                         4.50%       8,387,077
COMEX Copper Futures                                            6.05%      11,268,780
COMEX Gold 100 Troy Oz. Futures                                11.24%      20,936,374
COMEX Silver Futures                                            3.12%       5,808,316
ICE Brent Crude Oil Futures                                     8.69%      16,191,043
KCBT Hard Red Winter Wheat Futures                              1.57%       2,932,799
LME Nickel Futures                                              2.58%       4,811,998
LME Primary Aluminum Futures                                    4.06%       7,574,476
LME Zinc Futures                                                2.34%       4,369,101
NYBOT CSC 'C' Coffee Futures                                    2.41%       4,483,202
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,872,205
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,769,863
NYMEX Henry Hub Natural Gas Futures                             9.82%      18,300,293
NYMEX Light Sweet Crude Oil Futures                             7.95%      14,806,220
NYMEX NY Harbor ULSD Futures                                    4.11%       7,656,903
NYMEX Reformulated Gasoline Blend Futures                       3.70%       6,901,739
                                                                          -----------
Total Notional Amount                                                     186,350,490
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     10,808,673
CBOT Soybean Futures                                            5.33%      8,612,805
CBOT Soybean Meal Futures                                       2.96%      4,787,005

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.34%       3,786,291
CBOT Wheat Futures                                              3.98%       6,430,052
CME Lean Hogs Futures                                           1.93%       3,127,375
CME Live Cattle Futures                                         4.50%       7,277,090
COMEX Copper Futures                                            6.05%       9,777,414
COMEX Gold 100 Troy Oz. Futures                                11.24%      18,165,552
COMEX Silver Futures                                            3.12%       5,039,615
ICE Brent Crude Oil Futures                                     8.69%      14,048,241
KCBT Hard Red Winter Wheat Futures                              1.57%       2,544,658
LME Nickel Futures                                              2.58%       4,175,154
LME Primary Aluminum Futures                                    4.06%       6,572,033
LME Zinc Futures                                                2.34%       3,790,873
NYBOT CSC 'C' Coffee Futures                                    2.41%       3,889,873
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,095,048
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,403,286
NYMEX Henry Hub Natural Gas Futures                             9.82%      15,878,342
NYMEX Light Sweet Crude Oil Futures                             7.95%      12,846,692
NYMEX NY Harbor ULSD Futures                                    4.11%       6,643,551
NYMEX Reformulated Gasoline Blend Futures                       3.70%       5,988,329
                                                                          -----------
Total Notional Amount                                                     161,687,952
                                                                          ===========

(8) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      17,359,413
CBOT Soybean Futures                                            5.33%      13,832,711
CBOT Soybean Meal Futures                                       2.96%       7,688,233
CBOT Soybean Oil Futures                                        2.34%       6,081,023
CBOT Wheat Futures                                              3.98%      10,327,071
CME Lean Hogs Futures                                           1.93%       5,022,762
CME Live Cattle Futures                                         4.50%      11,687,468
COMEX Copper Futures                                            6.05%      15,703,147
COMEX Gold 100 Troy Oz. Futures                                11.24%      29,175,026
COMEX Silver Futures                                            3.12%       8,093,941
ICE Brent Crude Oil Futures                                     8.69%      22,562,365
KCBT Hard Red Winter Wheat Futures                              1.57%       4,086,882
LME Nickel Futures                                              2.58%       6,705,562
LME Primary Aluminum Futures                                    4.06%      10,555,101
LME Zinc Futures                                                2.34%       6,088,382
NYBOT CSC 'C' Coffee Futures                                    2.41%       6,247,383
NYBOT CSC No. 11 World Sugar Futures                            3.15%       8,182,970
NYBOT CTN No. 2 Cotton Futures                                  1.49%       3,859,829
NYMEX Henry Hub Natural Gas Futures                             9.82%      25,501,624
NYMEX Light Sweet Crude Oil Futures                             7.95%      20,632,601
NYMEX NY Harbor ULSD Futures                                    4.11%      10,669,964
NYMEX Reformulated Gasoline Blend Futures                       3.70%       9,617,636
                                                                          -----------
Total Notional Amount                                                     259,681,094
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(9) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.88%       7,112,355
CBOT Soybean Futures                                            5.53%       5,717,234
CBOT Soybean Meal Futures                                       2.96%       3,055,533
CBOT Soybean Oil Futures                                        2.34%       2,423,235
CBOT Wheat Futures                                              4.08%       4,221,434
CME Lean Hogs Futures                                           2.42%       2,501,025
CME Live Cattle Futures                                         4.22%       4,363,374
COMEX Copper Futures                                            6.00%       6,202,659
COMEX Gold 100 Troy Oz. Futures                                11.16%      11,523,980
COMEX Silver Futures                                            3.11%       3,215,936
ICE Brent Crude Oil Futures                                     8.59%       8,878,782
KCBT Hard Red Winter Wheat Futures                              1.63%       1,681,299
LME Nickel Futures                                              2.59%       2,681,392
LME Primary Aluminum Futures                                    4.03%       4,169,209
LME Zinc Futures                                                2.33%       2,404,878
NYBOT CSC 'C' Coffee Futures                                    2.49%       2,572,578
NYBOT CSC No. 11 World Sugar Futures                            3.17%       3,271,438
NYBOT CTN No. 2 Cotton Futures                                  1.51%       1,564,528
NYMEX Henry Hub Natural Gas Futures                             8.77%       9,051,062
NYMEX Light Sweet Crude Oil Futures                             7.96%       8,226,981
NYMEX NY Harbor ULSD Futures                                    4.05%       4,187,775
NYMEX Reformulated Gasoline Blend Futures                       4.18%       4,316,190
                                                                          -----------
Total Notional Amount                                                     103,342,877
                                                                          ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             -------- ------------ -------- ------------
Bonds
   Australia................................................       -- $ 79,553,604       -- $ 79,553,604
   Austria..................................................       --    1,461,161       --    1,461,161
   Belgium..................................................       --    4,929,057       --    4,929,057
   Canada...................................................       --  307,426,950       --  307,426,950
   Denmark..................................................       --      389,260       --      389,260
   Finland..................................................       --    6,110,527       --    6,110,527
   France...................................................       --   71,999,687       --   71,999,687
   Germany..................................................       --   83,998,719       --   83,998,719
   Ireland..................................................       --    7,345,592       --    7,345,592
   Italy....................................................       --    2,570,395       --    2,570,395
   Japan....................................................       --   34,099,318       --   34,099,318
   Luxembourg...............................................       --    3,458,685       --    3,458,685
   Netherlands..............................................       --   75,646,161       --   75,646,161
   Norway...................................................       --   34,393,986       --   34,393,986
   Spain....................................................       --   19,432,630       --   19,432,630
   Supranational Organization Obligations...................       --   21,883,853       --   21,883,853
   Sweden...................................................       --   79,521,910       --   79,521,910
   Switzerland..............................................       --    6,637,851       --    6,637,851
   United Kingdom...........................................       --   14,302,732       --   14,302,732
   United States............................................       --  630,361,464       --  630,361,464

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             -----------  --------------  -------- --------------
U.S. Treasury Obligations...................................          --  $  494,347,515        -- $  494,347,515
Securities Lending Collateral...............................          --      13,865,927        --     13,865,927
Forward Currency Contracts**................................          --       3,394,917        --      3,394,917
Futures Contracts**......................................... $(3,684,807)             --        --     (3,684,807)
Swap Agreements**...........................................          --     (28,769,690)       --    (28,769,690)
                                                             -----------  --------------  -------- --------------
TOTAL....................................................... $(3,684,807) $1,968,362,211        -- $1,964,677,404
                                                             ===========  ==============  ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    DFA
                                                             COMMODITY STRATEGY
                                                                 PORTFOLIO
                                                             ------------------
ASSETS:
Investments at Value (including $13,554 of securities on
  loan, respectively).......................................   $    1,979,871
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $13,865).........................           13,866
Foreign Currencies at Value.................................                2
Segregated Cash for Swaps Contracts.........................           12,980
Cash........................................................           16,088
Receivables:
   Investment Securities Sold...............................           34,744
   Dividends and Interest...................................           13,422
   Securities Lending Income................................                1
   Fund Shares Sold.........................................            1,760
Unrealized Gain on Forward Currency Contracts...............            3,836
Unrealized Gain on Foreign Currency Contracts...............               28
Prepaid Expenses and Other Assets...........................               31
                                                               --------------
       Total Assets.........................................        2,076,629
                                                               --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           13,892
   Investment Securities Purchased..........................           34,206
   Fund Shares Redeemed.....................................            1,680
   Due to Advisor...........................................              529
   Futures Margin Variation.................................              924
Unrealized Loss on Swap Contracts...........................           28,770
Unrealized Loss on Forward Currency Contracts...............              441
Accrued Expenses and Other Liabilities......................              199
                                                               --------------
       Total Liabilities....................................           80,641
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................      351,607,486
                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....   $         5.68
                                                               ==============
Investments at Cost.........................................   $    2,002,527
                                                               ==============
Foreign Currencies at Cost..................................   $            2
                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................   $    2,004,122
Total Distributable Earnings (Loss).........................           (8,134)
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED.............................    1,800,000,000
                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 37,779
   Income from Securities Lending..............................            76
                                                                     --------
       Total Investment Income.................................        37,855
                                                                     --------
EXPENSES
   Investment Management Fees..................................         7,109
   Accounting & Transfer Agent Fees............................           123
   Custodian Fees..............................................            61
   Filing Fees.................................................           116
   Shareholders' Reports.......................................            85
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            37
   Other.......................................................            44
                                                                     --------
       Total Expenses..........................................         7,582
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..........................
   (Note D)....................................................        (1,218)
   Fees Paid Indirectly (Note D)...............................           (27)
                                                                     --------
   Net Expenses................................................         6,337
                                                                     --------
   NET INVESTMENT INCOME (LOSS)................................        31,518
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................       (20,480)
       Affiliated Investment Companies Shares Sold.............            (5)
       Futures.................................................         1,465
       Swap Contracts..........................................       (40,002)
       Foreign Currency Transactions...........................           (23)
       Forward Currency Contracts..............................        19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............       (15,936)
       Affiliated Investment Companies Shares..................             3
       Futures.................................................        (6,725)
       Swap Contracts..........................................       (33,259)
       Translation of Foreign Currency Denominated Amounts.....            17
       Forward Currency Contracts..............................           391
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (95,103)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(63,585)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2018        2017
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   31,518  $   19,526
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (20,480)     (2,466)
       Affiliated Investment Companies Shares Sold.................         (5)        (22)
       Futures.....................................................      1,465      (4,294)
       Swap Contracts..............................................    (40,002)     11,651
       Foreign Currency Transactions...............................        (23)        (42)
       Forward Currency Contracts..................................     19,451          49
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (15,936)     (8,171)
       Affiliated Investment Companies Shares......................          3          (4)
       Futures.....................................................     (6,725)      4,164
       Swap Contracts..............................................    (33,259)     26,047
       Translation of Foreign Currency Denominated Amounts.........         17         (30)
       Forward Currency Contracts..................................        391       3,005
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (63,585)     49,413
                                                                    ----------  ----------
Distributions:/^ /
       Institutional Class Shares..................................    (44,439)    (23,393)
                                                                    ----------  ----------
          Total Distributions......................................    (44,439)    (23,393)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    851,258     723,399
   Shares Issued in Lieu of Cash Distributions.....................     40,250      22,385
   Shares Redeemed.................................................   (515,817)   (641,580)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    375,691     104,204
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    267,667     130,224
NET ASSETS
   Beginning of Year...............................................  1,728,321   1,598,097
                                                                    ----------  ----------
   End of Year..................................................... $1,995,988  $1,728,321
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    142,902     123,067
   Shares Issued in Lieu of Cash Distributions.....................      7,068       3,816
   Shares Redeemed.................................................    (87,468)   (109,656)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     62,502      17,227
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note G in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      DFA COMMODITY STRATEGY PORTFOLIO
                                                                       --------------------------------------------------
                                                                          YEAR         YEAR        YEAR         YEAR
                                                                          ENDED        ENDED       ENDED        ENDED
                                                                         OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                                          2018         2017        2016         2015
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year.................................... $     5.98   $     5.88  $     5.93   $     8.00
                                                                       ----------   ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.10         0.07        0.05         0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.25)        0.11       (0.07)       (2.05)
                                                                       ----------   ----------  ----------   ----------
       Total from Investment Operations...............................      (0.15)        0.18       (0.02)       (2.00)
                                                                       ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.15)       (0.08)      (0.03)       (0.06)
   Net Realized Gains.................................................         --           --          --        (0.01)
       Total Distributions............................................      (0.15)       (0.08)      (0.03)       (0.07)
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, End of Year.......................................... $     5.68   $     5.98  $     5.88   $     5.93
                                                                       ==========   ==========  ==========   ==========
Total Return..........................................................      (2.43%)       3.15%      (0.26%)     (25.16%)
                                                                       ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)................................... $1,995,988   $1,728,321  $1,598,097   $1,207,071
Ratio of Expenses to Average Net Assets...............................       0.32%        0.33%       0.33%        0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%        0.39%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets..................       1.61%        1.17%       0.95%        0.77%
Portfolio Turnover Rate...............................................         78%         102%        159%         124%
                                                                       ----------   ----------  ----------   ----------

                                                                       -----------
                                                                          YEAR
                                                                          ENDED
                                                                         OCT 31,
                                                                          2014
                                                                       ----------
Net Asset Value, Beginning of Year.................................... $     8.30
                                                                       ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.31)
                                                                       ----------
       Total from Investment Operations...............................      (0.25)
                                                                       ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.04)
   Net Realized Gains.................................................      (0.01)
       Total Distributions............................................      (0.05)
                                                                       ----------
Net Asset Value, End of Year.......................................... $     8.00
                                                                       ==========
Total Return..........................................................      (3.08%)
                                                                       ----------
Net Assets, End of Year (thousands)................................... $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.65%
Portfolio Turnover Rate...............................................        104%
                                                                       ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2018, the Portfolio held a $347,503,109 investment in the Subsidiary, representing 17.41% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2018, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. As of October 31, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2018, approximately $1,218 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................    $27

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------     ----------     --------
DFA Commodity Strategy Portfolio............................ $520,212      $513,989     $1,060,382     $659,324

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                            CHANGE IN
                                                                                             NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                            $42,409   $245,822   $274,363      $(5)          $3
                                                              -------   --------   --------      ---           --
TOTAL                                                         $42,409   $245,822   $274,363      $(5)          $3
                                                              =======   ========   ========      ===           ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866           1,198         $652        --
                                                                 -------           -----         ----        --
TOTAL                                                            $13,866           1,198         $652        --
                                                                 =======           =====         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017........................................................    $23,393          --           --     $23,393
2018........................................................     44,438          --           --      44,438

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA Commodity Strategy Portfolio............................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Commodity Strategy Portfolio............................    $22,967          --          $(7,142)      $(23,868)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Commodity Strategy Portfolio............................    $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

      As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $1,988,534   $732,655     $(756,511)      $(23,856)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY             SWAP
                                                             CONTRACTS FUTURES  CONTRACTS
                                                             --------- -------- ----------
DFA Commodity Strategy Portfolio............................ $326,955  $107,387 $1,856,412

   The following is a summary of Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             ---------------------------------------------
                                                               TOTAL VALUE       FORWARD      COMMODITY
                                                                    AT          CURRENCY       FUTURES
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
DFA Commodity Strategy Portfolio............................      $5,266         $3,836         $1,430

                                                                             LIABILITY DERIVATIVES VALUE
                                                             ----------------------------------------------------------
                                                                                 FORWARD      COMMODITY
                                                              TOTAL VALUE AT    CURRENCY       FUTURES         SWAP
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4) CONTRACTS (5)
                                                             ---------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio............................     $(34,326)        $(441)       $(5,115)      $(28,770)

(1)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Assets and Liabilities as
   Receivables: Futures Margin Variation.
(3)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on the Consolidated Statement of Assets and Liabilities as
   Payables: Futures Margin Variation.
(5)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                                           REALIZED GAIN (LOSS) ON
                                                                                 DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(19,086)    $19,451       $ 1,465      $(40,002)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(39,593)    $   391       $(6,725)     $(33,259)

(1)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Futures.
(3)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Swap Contracts.
(4)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2018 (amounts in thousands):




                                                                            NET
                                                                          AMOUNTS
                                                                            OF        GROSS AMOUNTS NOT
                                                                          ASSETS        OFFSET IN THE
                                                                         PRESENTED   STATEMENTS OF ASSETS
                                                               GROSS      IN THE       AND LIABILITIES               GROSS
                                                             AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF
                                                             RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                               ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                                     (a)     LIABILITIES     (b)      RECEIVED   (c)       (a)
-----------                                                  ---------- ----------- ----------- ---------- ------ -----------
                                                                                    ASSETS
                                                             ---------------------------------------------------- -----------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $1,123     $1,123      $(1,123)      --         --   $ 9,081
Credit Suisse...............................................       --         --           --       --         --     6,371
Deutsche Bank AG............................................       --         --           --       --         --     2,314
Merrill Lynch Capital Services, Inc.........................       --         --           --       --         --     6,108
State Street Bank and Trust.................................    1,205      1,205          (23)      --     $1,182        23
UBS AG......................................................       --         --           --       --         --     5,314
National Australia Bank Ltd.................................    1,508      1,508           --       --      1,508        --
                                                               ------     ------      -------       --     ------   -------
Total                                                          $3,836     $3,836      $(1,146)      --     $2,690   $29,211
                                                               ======     ======      =======       ==     ======   =======



                                                                 NET
                                                               AMOUNTS
                                                                 OF        GROSS AMOUNTS NOT
                                                             LIABILITIES     OFFSET IN THE
                                                              PRESENTED   STATEMENTS OF ASSETS
                                                               IN THE       AND LIABILITIES
                                                             STATEMENTS  ----------------------
                                                              OF ASSETS   FINANCIAL     CASH     NET
                                                                 AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                  LIABILITIES     (d)      PLEDGED    (e)
-----------                                                  ----------- ----------- ---------- ------
                                                                       LIABILITIES
                                                             ------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $ 9,081    $ (1,123)      --     $7,958
Credit Suisse...............................................     6,371      (6,371)      --         --
Deutsche Bank AG............................................     2,314      (2,314)      --         --
Merrill Lynch Capital Services, Inc.........................     6,108      (6,108)      --         --
State Street Bank and Trust.................................        23         (23)      --         --
UBS AG......................................................     5,314      (5,314)      --         --
National Australia Bank Ltd.................................        --          --       --         --
                                                               -------    --------       --     ------
Total                                                          $29,211    $(21,253)      --     $7,958
                                                               =======    ========       ==     ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no outstanding borrowings by the Portfolio under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order_), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             --------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................  $13,865,927     --         --         --    $13,865,927

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund. expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             ----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- --------
DFA Commodity Strategy Portfolio - Institutional Class......  $(22,518)   $(875)      --     $(23,393)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
DFA Commodity Strategy Portfolio............................    $30,284

M. OTHER:

   As of October 31, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2018, the related consolidated statement of operations for the year ended October 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                     DFA International Value           MSCI World ex USA
                        Portfolio-Class R2           Index (net dividends)
                   --------------------------        ---------------------
10/2008                    $10,000                        $10,000
11/2008                     $9,380                         $9,458
12/2008                    $10,102                         $9,956
01/2009                     $8,704                         $9,027
02/2009                     $7,621                         $8,113
03/2009                     $8,462                         $8,648
04/2009                    $10,004                         $9,763
05/2009                    $11,487                        $10,998
06/2009                    $11,321                        $10,884
07/2009                    $12,654                        $11,906
08/2009                    $13,372                        $12,477
09/2009                    $14,066                        $12,992
10/2009                    $13,486                        $12,783
11/2009                    $13,880                        $13,099
12/2009                    $14,031                        $13,308
01/2010                    $13,213                        $12,684
02/2010                    $13,255                        $12,672
03/2010                    $14,304                        $13,487
04/2010                    $14,052                        $13,286
05/2010                    $12,414                        $11,820
06/2010                    $12,191                        $11,649
07/2010                    $13,696                        $12,726
08/2010                    $13,020                        $12,345
09/2010                    $14,430                        $13,530
10/2010                    $14,915                        $14,012
11/2010                    $14,152                        $13,418
12/2010                    $15,472                        $14,499
01/2011                    $16,129                        $14,811
02/2011                    $16,659                        $15,360
03/2011                    $16,193                        $15,052
04/2011                    $17,053                        $15,872
05/2011                    $16,429                        $15,402
06/2011                    $16,197                        $15,182
07/2011                    $15,674                        $14,932
08/2011                    $13,986                        $13,670
09/2011                    $12,454                        $12,297
10/2011                    $13,643                        $13,493
11/2011                    $13,195                        $12,869
12/2011                    $12,834                        $12,729
01/2012                    $13,687                        $13,416
02/2012                    $14,400                        $14,154
03/2012                    $14,279                        $14,049
04/2012                    $13,765                        $13,810
05/2012                    $12,058                        $12,236
06/2012                    $12,906                        $13,038
07/2012                    $12,844                        $13,200
08/2012                    $13,377                        $13,577
09/2012                    $13,843                        $13,989
10/2012                    $14,012                        $14,087
11/2012                    $14,226                        $14,383
12/2012                    $14,922                        $14,818
01/2013                    $15,614                        $15,547
02/2013                    $15,138                        $15,392
03/2013                    $15,185                        $15,514
04/2013                    $15,923                        $16,220
05/2013                    $15,725                        $15,857
06/2013                    $15,170                        $15,263
07/2013                    $16,196                        $16,075
08/2013                    $16,077                        $15,868
09/2013                    $17,284                        $16,989
10/2013                    $17,881                        $17,559
11/2013                    $17,936                        $17,667
12/2013                    $18,328                        $17,933
01/2014                    $17,654                        $17,209
02/2014                    $18,651                        $18,148
03/2014                    $18,509                        $18,067
04/2014                    $18,819                        $18,352
05/2014                    $19,016                        $18,636
06/2014                    $19,254                        $18,901
07/2014                    $18,816                        $18,564
08/2014                    $18,816                        $18,579
09/2014                    $17,981                        $17,816
10/2014                    $17,665                        $17,532
11/2014                    $17,675                        $17,748
12/2014                    $16,998                        $17,158
01/2015                    $16,882                        $17,097
02/2015                    $18,086                        $18,118
03/2015                    $17,701                        $17,816
04/2015                    $18,663                        $18,587
05/2015                    $18,663                        $18,426
06/2015                    $18,117                        $17,902
07/2015                    $17,941                        $18,186
08/2015                    $16,599                        $16,861
09/2015                    $15,454                        $16,010
10/2015                    $16,644                        $17,214
11/2015                    $16,417                        $16,940
12/2015                    $15,889                        $16,637
01/2016                    $14,640                        $15,491
02/2016                    $14,164                        $15,275
03/2016                    $15,238                        $16,312
04/2016                    $15,967                        $16,837
05/2016                    $15,668                        $16,646
06/2016                    $15,091                        $16,140
07/2016                    $15,762                        $16,934
08/2016                    $16,178                        $16,950
09/2016                    $16,368                        $17,156
10/2016                    $16,571                        $16,823
11/2016                    $16,643                        $16,553
12/2016                    $17,187                        $17,094
01/2017                    $17,927                        $17,603
02/2017                    $17,793                        $17,806
03/2017                    $18,189                        $18,258
04/2017                    $18,446                        $18,646
05/2017                    $18,756                        $19,267
06/2017                    $18,950                        $19,286
07/2017                    $19,838                        $19,860
08/2017                    $19,807                        $19,855
09/2017                    $20,511                        $20,370
10/2017                    $20,879                        $20,648
11/2017                    $21,078                        $20,857
12/2017                    $21,621                        $21,232
01/2018                    $22,880                        $22,221
02/2018                    $21,589                        $21,165
03/2018                    $21,318                        $20,799
04/2018                    $21,879                        $21,276
05/2018                    $21,085                        $20,873
06/2018                    $20,601                        $20,644
07/2018                    $21,247                        $21,151
08/2018                    $20,504                        $20,751
09/2018                    $20,856                        $20,914
10/2018                    $19,085                        $19,252


                                      ONE      FIVE       TEN
AVERAGE ANNUAL TOTAL RETURN           YEAR     YEARS     YEARS
---------------------------         -------  --------  --------
                                      -8.59%     1.31%     6.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

            DFA International Value Portfolio        MSCI World ex USA Index
                    Institutional Class                 (net dividends)
            ---------------------------------        -----------------------
10/2008                   $10,000                            $10,000
11/2008                   $9,386                             $9,458
12/2008                   $10,088                            $9,956
01/2009                   $8,698                             $9,027
02/2009                   $7,630                             $8,113
03/2009                   $8,459                             $8,648
04/2009                   $10,012                            $9,763
05/2009                   $11,501                            $10,998
06/2009                   $11,329                            $10,884
07/2009                   $12,669                            $11,906
08/2009                   $13,388                            $12,477
09/2009                   $14,077                            $12,992
10/2009                   $13,511                            $12,783
11/2009                   $13,905                            $13,099
12/2009                   $14,067                            $13,308
01/2010                   $13,251                            $12,684
02/2010                   $13,292                            $12,672
03/2010                   $14,352                            $13,487
04/2010                   $14,104                            $13,286
05/2010                   $12,444                            $11,820
06/2010                   $12,228                            $11,649
07/2010                   $13,753                            $12,726
08/2010                   $13,074                            $12,345
09/2010                   $14,475                            $13,530
10/2010                   $14,988                            $14,012
11/2010                   $14,222                            $13,418
12/2010                   $15,555                            $14,499
01/2011                   $16,215                            $14,811
02/2011                   $16,748                            $15,360
03/2011                   $16,286                            $15,052
04/2011                   $17,152                            $15,872
05/2011                   $16,532                            $15,402
06/2011                   $16,301                            $15,182
07/2011                   $15,775                            $14,932
08/2011                   $14,084                            $13,670
09/2011                   $12,542                            $12,297
10/2011                   $13,750                            $13,493
11/2011                   $13,289                            $12,869
12/2011                   $12,934                            $12,729
01/2012                   $13,803                            $13,416
02/2012                   $14,513                            $14,154
03/2012                   $14,400                            $14,049
04/2012                   $13,882                            $13,810
05/2012                   $12,167                            $12,236
06/2012                   $13,024                            $13,038
07/2012                   $12,970                            $13,200
08/2012                   $13,499                            $13,577
09/2012                   $13,979                            $13,989
10/2012                   $14,159                            $14,087
11/2012                   $14,375                            $14,383
12/2012                   $15,082                            $14,818
01/2013                   $15,782                            $15,547
02/2013                   $15,309                            $15,392
03/2013                   $15,355                            $15,514
04/2013                   $16,110                            $16,220
05/2013                   $15,910                            $15,857
06/2013                   $15,349                            $15,263
07/2013                   $16,397                            $16,075
08/2013                   $16,276                            $15,868
09/2013                   $17,504                            $16,989
10/2013                   $18,109                            $17,559
11/2013                   $18,174                            $17,667
12/2013                   $18,569                            $17,933
01/2014                   $17,885                            $17,209
02/2014                   $18,906                            $18,148
03/2014                   $18,769                            $18,067
04/2014                   $19,083                            $18,352
05/2014                   $19,292                            $18,636
06/2014                   $19,525                            $18,901
07/2014                   $19,090                            $18,564
08/2014                   $19,090                            $18,579
09/2014                   $18,254                            $17,816
10/2014                   $17,934                            $17,532
11/2014                   $17,944                            $17,748
12/2014                   $17,271                            $17,158
01/2015                   $17,153                            $17,097
02/2015                   $18,377                            $18,118
03/2015                   $17,985                            $17,816
04/2015                   $18,974                            $18,587
05/2015                   $18,983                            $18,426
06/2015                   $18,431                            $17,902
07/2015                   $18,251                            $18,186
08/2015                   $16,887                            $16,861
09/2015                   $15,732                            $16,010
10/2015                   $16,933                            $17,214
11/2015                   $16,713                            $16,940
12/2015                   $16,181                            $16,637
01/2016                   $14,909                            $15,491
02/2016                   $14,434                            $15,275
03/2016                   $15,524                            $16,312
04/2016                   $16,274                            $16,837
05/2016                   $15,970                            $16,646
06/2016                   $15,384                            $16,140
07/2016                   $16,076                            $16,934
08/2016                   $16,500                            $16,950
09/2016                   $16,692                            $17,156
10/2016                   $16,899                            $16,823
11/2016                   $16,982                            $16,553
12/2016                   $17,541                            $17,094
01/2017                   $18,295                            $17,603
02/2017                   $18,169                            $17,806
03/2017                   $18,581                            $18,258
04/2017                   $18,843                            $18,646
05/2017                   $19,169                            $19,267
06/2017                   $19,372                            $19,286
07/2017                   $20,277                            $19,860
08/2017                   $20,256                            $19,855
09/2017                   $20,979                            $20,370
10/2017                   $21,354                            $20,648
11/2017                   $21,557                            $20,857
12/2017                   $22,118                            $21,232
01/2018                   $23,413                            $22,221
02/2018                   $22,096                            $21,165
03/2018                   $21,824                            $20,799
04/2018                   $22,408                            $21,276
05/2018                   $21,597                            $20,873
06/2018                   $21,105                            $20,644
07/2018                   $21,775                            $21,151
08/2018                   $21,006                            $20,751
09/2018                   $21,377                            $20,914
10/2018                   $19,578                            $19,252


                                      ONE      FIVE       TEN
                                      YEAR     YEARS     YEARS
   AVERAGE ANNUAL TOTAL RETURN      -------  --------  --------
                                      -8.32%     1.57%     6.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2008          $10,000             $10,000
11/30/2008            9,291               9,283
12/31/2008            9,393               9,381
 1/31/2009            8,610               8,591
 2/28/2009            7,695               7,676
 3/31/2009            8,370               8,348
 4/30/2009            9,171               9,147
 5/31/2009            9,691               9,659
 6/30/2009            9,704               9,678
 7/31/2009           10,442              10,410
 8/31/2009           10,818              10,786
 9/30/2009           11,223              11,188
10/31/2009           11,007              10,980
11/30/2009           11,668              11,639
12/31/2009           11,893              11,864
 1/31/2010           11,472              11,437
 2/28/2010           11,825              11,791
 3/31/2010           12,542              12,503
 4/30/2010           12,733              12,700
 5/31/2010           11,711              11,686
 6/30/2010           11,099              11,074
 7/31/2010           11,877              11,850
 8/31/2010           11,345              11,315
 9/30/2010           12,353              12,325
10/31/2010           12,820              12,794
11/30/2010           12,820              12,796
12/31/2010           13,677              13,651
 1/31/2011           14,009              13,975
 2/28/2011           14,478              14,453
 3/31/2011           14,495              14,459
 4/30/2011           14,911              14,887
 5/31/2011           14,744              14,719
 6/30/2011           14,494              14,473
 7/31/2011           14,202              14,179
 8/31/2011           13,436              13,409
 9/30/2011           12,485              12,466
10/31/2011           13,857              13,829
11/30/2011           13,815              13,798
12/31/2011           13,964              13,939
 1/31/2012           14,585              14,564
 2/29/2012           15,206              15,194
 3/31/2012           15,715              15,694
 4/30/2012           15,616              15,595
 5/31/2012           14,668              14,658
 6/30/2012           15,274              15,262
 7/31/2012           15,488              15,474
 8/31/2012           15,829              15,822
 9/30/2012           16,238              16,231
10/31/2012           15,938              15,932
11/30/2012           16,038              16,024
12/31/2012           16,174              16,170
 1/31/2013           17,010              17,008
 2/28/2013           17,240              17,239
 3/31/2013           17,888              17,885
 4/30/2013           18,235              18,230
 5/31/2013           18,655              18,656
 6/30/2013           18,411              18,406
 7/31/2013           19,341              19,342
 8/31/2013           18,775              18,782
 9/30/2013           19,366              19,371
10/31/2013           20,257              20,261
11/30/2013           20,870              20,879
12/31/2013           21,403              21,407
 1/31/2014           20,653              20,667
 2/28/2014           21,608              21,613
 3/31/2014           21,784              21,794
 4/30/2014           21,946              21,955
 5/31/2014           22,448              22,471
 6/30/2014           22,910              22,935
 7/31/2014           22,599              22,619
 8/31/2014           23,503              23,523
 9/30/2014           23,169              23,194
10/31/2014           23,735              23,760
11/30/2014           24,375              24,399
12/31/2014           24,299              24,338
 1/31/2015           23,565              23,607
 2/28/2015           24,928              24,964
 3/31/2015           24,531              24,569
 4/30/2015           24,757              24,805
 5/31/2015           25,073              25,124
 6/30/2015           24,594              24,637
 7/31/2015           25,108              25,154
 8/31/2015           23,597              23,636
 9/30/2015           23,013              23,051
10/31/2015           24,943              24,996
11/30/2015           25,034              25,070
12/31/2015           24,634              24,674
 1/31/2016           23,401              23,450
 2/29/2016           23,385              23,418
 3/31/2016           24,965              25,007
 4/30/2016           25,058              25,104
 5/31/2016           25,508              25,555
 6/30/2016           25,563              25,621
 7/31/2016           26,515              26,566
 8/31/2016           26,546              26,603
 9/30/2016           26,560              26,608
10/31/2016           26,075              26,123
11/30/2016           27,029              27,090
12/31/2016           27,565              27,625
 1/31/2017           28,088              28,149
 2/28/2017           29,212              29,267
 3/31/2017           29,235              29,301
 4/30/2017           29,537              29,602
 5/31/2017           29,951              30,019
 6/30/2017           30,130              30,206
 7/31/2017           30,754              30,827
 8/31/2017           30,834              30,922
 9/30/2017           31,476              31,560
10/31/2017           32,215              32,296
11/30/2017           33,195              33,286
12/31/2017           33,555              33,657
 1/31/2018           35,483              35,584
 2/28/2018           34,171              34,272
 3/31/2018           33,294              33,401
 4/30/2018           33,424              33,529
 5/31/2018           34,237              34,337
 6/30/2018           34,447              34,548
 7/31/2018           35,721              35,834
 8/31/2018           36,880              37,001
 9/30/2018           37,094              37,212
10/31/2018           34,551              34,668


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        7.25%     11.27%     13.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

12 MONTHS ENDED OCTOBER 31, 2018
--------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Master Fund held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.59% for the Portfolio's Class R2 shares, -8.32% for the Portfolio's Institutional
Class shares, and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund's focus on value stocks detracted from performance relative to the benchmark. Conversely, the Master Fund's emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%

Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2018, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, the total return was 7.25% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                      --------- --------- ---------- ---------
DFA INTERNATIONAL VALUE PORTFOLIO(2)
------------------------------------
Actual Fund Return
   Class R2 Shares................... $1,000.00 $  872.30    0.67%     $3.16
   Institutional Class Shares........ $1,000.00 $  873.70    0.42%     $1.98
Hypothetical 5% Annual Return
   Class R2 Shares................... $1,000.00 $1,021.83    0.67%     $3.41
   Institutional Class Shares........ $1,000.00 $1,023.09    0.42%     $2.14

DISCLOSURE OF FUND EXPENSES

CONTINUED



                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,033.70    0.08%     $0.41
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.80    0.08%     $0.41

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
DFA International Value Portfolio...........................              100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

Communication Services.  10.1%
Consumer Discretionary.   9.8%
Consumer Staples.......   7.4%
Energy.................   5.7%
Financials.............  13.6%
Health Care............  15.0%
Industrials............   9.3%
Information Technology.  20.8%
Materials..............   2.4%
Real Estate............   2.8%
Utilities..............   3.1%
                        -----
                        100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................... $9,420,185,907
                                                       --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $9,420,185,907
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.0%)
COMMUNICATION SERVICES -- (9.9%)
*   Alphabet, Inc., Class A..........................................   110,971 $  121,022,753       1.4%
*   Alphabet, Inc., Class C..........................................   114,306    123,081,272       1.4%
    AT&T, Inc........................................................ 2,695,995     82,713,127       1.0%
    Comcast Corp., Class A........................................... 1,697,523     64,743,527       0.8%
*   Facebook, Inc., Class A..........................................   895,329    135,901,989       1.6%
*   Netflix, Inc.....................................................   161,662     48,786,358       0.6%
    Verizon Communications, Inc...................................... 1,533,969     87,574,290       1.0%
    Walt Disney Co. (The)............................................   552,134     63,401,547       0.7%
    Other Securities.................................................              133,021,370       1.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              860,246,233      10.1%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (9.6%)
*   Amazon.com, Inc..................................................   152,101    243,058,919       2.9%
    Home Depot, Inc. (The)...........................................   424,758     74,706,437       0.9%
    McDonald's Corp..................................................   288,013     50,949,500       0.6%
    Other Securities.................................................              464,638,844       5.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              833,353,700       9.8%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.2%)
    Altria Group, Inc................................................   699,865     45,519,220       0.5%
    Coca-Cola Co. (The).............................................. 1,420,996     68,037,288       0.8%
    PepsiCo, Inc.....................................................   525,063     59,006,580       0.7%
    Philip Morris International, Inc.................................   577,106     50,825,725       0.6%
    Procter & Gamble Co. (The).......................................   924,093     81,948,567       1.0%
    Walmart, Inc.....................................................   532,769     53,426,075       0.6%
    Other Securities.................................................              265,979,540       3.1%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              624,742,995       7.3%
                                                                                --------------      ----
ENERGY -- (5.6%)
    Chevron Corp.....................................................   711,364     79,423,791       0.9%
    Exxon Mobil Corp................................................. 1,571,789    125,240,147       1.5%
    Other Securities.................................................              279,569,321       3.3%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              484,233,259       5.7%
                                                                                --------------      ----
FINANCIALS -- (13.3%)
    Bank of America Corp............................................. 3,448,540     94,834,850       1.1%
*   Berkshire Hathaway, Inc., Class B................................   723,719    148,565,036       1.7%
    Citigroup, Inc...................................................   934,282     61,158,100       0.7%
    JPMorgan Chase & Co.............................................. 1,247,718    136,026,216       1.6%
    Wells Fargo & Co................................................. 1,609,179     85,656,598       1.0%
    Other Securities.................................................              628,889,219       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,155,130,019      13.5%
                                                                                --------------      ----
HEALTH CARE -- (14.8%)
    Abbott Laboratories..............................................   651,286     44,899,657       0.5%
    AbbVie, Inc......................................................   562,169     43,764,857       0.5%
    Amgen, Inc.......................................................   240,298     46,327,051       0.5%
    Eli Lilly & Co...................................................   354,861     38,481,127       0.4%
    Johnson & Johnson................................................   995,965    139,425,140       1.6%
    Medtronic P.L.C..................................................   501,373     45,033,323       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    987,341 $   72,678,171        0.9%
      Pfizer, Inc......................................................  2,176,290     93,711,047        1.1%
      UnitedHealth Group, Inc..........................................    357,315     93,384,275        1.1%
      Other Securities.................................................               660,488,009        7.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,278,192,657       15.0%
                                                                                   --------------      -----
INDUSTRIALS -- (9.1%)
      3M Co............................................................    217,778     41,434,442        0.5%
      Boeing Co. (The).................................................    198,354     70,387,900        0.8%
      Honeywell International, Inc.....................................    275,692     39,925,715        0.5%
      Union Pacific Corp...............................................    274,535     40,142,508        0.5%
      Other Securities.................................................               598,579,905        7.0%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               790,470,470        9.3%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (20.4%)
      Accenture P.L.C., Class A........................................    237,876     37,494,015        0.4%
*     Adobe, Inc.......................................................    181,786     44,675,727        0.5%
      Apple, Inc.......................................................  1,703,441    372,815,097        4.4%
      Cisco Systems, Inc...............................................  1,697,094     77,642,050        0.9%
      Intel Corp.......................................................  1,711,820     80,250,122        0.9%
      International Business Machines Corp.............................    338,862     39,114,841        0.5%
      Mastercard, Inc., Class A........................................    338,688     66,948,457        0.8%
      Microsoft Corp...................................................  2,846,802    304,066,922        3.6%
      NVIDIA Corp......................................................    225,718     47,588,126        0.6%
      Oracle Corp......................................................  1,049,374     51,251,426        0.6%
*     salesforce.com, Inc..............................................    280,923     38,553,872        0.4%
#     Visa, Inc., Class A..............................................    659,579     90,922,965        1.1%
      Other Securities.................................................               514,383,337        6.0%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             1,765,706,957       20.7%
                                                                                   --------------      -----
MATERIALS -- (2.3%)
      DowDuPont, Inc...................................................    856,607     46,188,249        0.5%
      Other Securities.................................................               155,244,509        1.9%
                                                                                   --------------      -----
TOTAL MATERIALS........................................................               201,432,758        2.4%
                                                                                   --------------      -----
REAL ESTATE -- (2.8%)
      Other Securities.................................................               238,293,446        2.8%
                                                                                   --------------      -----
UTILITIES -- (3.0%)
      Other Securities.................................................               263,345,673        3.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 8,495,148,167       99.7%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money.................
      Market Fund, 2.090%.............................................. 11,282,028     11,282,028        0.2%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund................................... 14,177,776    164,036,867        1.9%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,949,404,614)                                                            $8,670,467,062      101.8%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED


As of October 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    131     12/21/18  $17,681,628 $17,757,705     $76,077
                                                                        ----------- -----------     -------
TOTAL FUTURES CONTRACTS...........................                      $17,681,628 $17,757,705     $76,077
                                                                        =========== ===========     =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $  860,246,233           --   --    $  860,246,233
   Consumer Discretionary...................................    833,353,700           --   --       833,353,700
   Consumer Staples.........................................    624,742,995           --   --       624,742,995
   Energy...................................................    484,233,259           --   --       484,233,259
   Financials...............................................  1,155,130,019           --   --     1,155,130,019
   Health Care..............................................  1,278,192,657           --   --     1,278,192,657
   Industrials..............................................    790,470,470           --   --       790,470,470
   Information Technology...................................  1,765,706,957           --   --     1,765,706,957
   Materials................................................    201,432,758           --   --       201,432,758
   Real Estate..............................................    238,293,446           --   --       238,293,446
   Utilities................................................    263,345,673           --   --       263,345,673
Temporary Cash Investments..................................     11,282,028           --   --        11,282,028
Securities Lending Collateral...............................             -- $164,036,867   --       164,036,867
Futures Contracts**.........................................         76,077           --   --            76,077
                                                             -------------- ------------   --    --------------
TOTAL....................................................... $8,506,506,272 $164,036,867   --    $8,670,543,139
                                                             ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA        U.S. LARGE
                                                              INTERNATIONAL    COMPANY
                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $    9,420,186            --
Investments at Value (including $0 and $362,450 of
  securities on loan, respectively).........................             --  $  8,495,148
Temporary Cash Investments at Value & Cost..................             --        11,282
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0 and $164,034).................             --       164,037
Segregated Cash for Futures Contracts.......................             --           426
Receivables:
   Dividends and Interest...................................             --         7,677
   Securities Lending Income................................             --            30
   Fund Shares Sold.........................................         10,651         7,734
   Futures Margin Variation.................................             --           156
Prepaid Expenses and Other Assets...........................             84            76
                                                             --------------  ------------
       Total Assets.........................................      9,430,921     8,686,566
                                                             --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --       164,029
   Fund Shares Redeemed.....................................          5,258         4,003
   Due to Advisor...........................................          1,645           386
Accrued Expenses and Other Liabilities......................            576         1,079
                                                             --------------  ------------
       Total Liabilities....................................          7,479       169,497
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,477 and $0 and
  shares outstanding of 83,510 and 0, respectively.......... $        17.68           N/A
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................    100,000,000           N/A
                                                             ==============  ============
Institutional Class Shares -- based on net assets of
  $9,421,965 and $8,517,069 and shares outstanding of
  531,061,558 and 404,425,306, respectively................. $        17.74  $      21.06
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   900,000,000
                                                             ==============  ============
Investments at Cost.........................................            N/A  $  3,774,089
                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,024,399  $  3,857,823
Total Distributable Earnings (Loss).........................        399,043     4,659,246
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                          DFA        U.S. LARGE
                                                                     INTERNATIONAL    COMPANY
                                                                    VALUE PORTFOLIO* PORTFOLIO#
                                                                    ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $33,197 and
     $0, respectively).............................................   $   341,050           --
   Income from Securities Lending..................................         7,037           --
   Expenses Allocated from Affiliated Investment Companies.........       (21,260)          --
                                                                      -----------     --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.......................       326,827           --
                                                                      -----------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0,
     respectively).................................................            --     $168,975
   Income from Securities Lending..................................            --          645
                                                                      -----------     --------
          Total Fund Investment Income.............................            --      169,620
                                                                      -----------     --------
FUND EXPENSES
   Investment Management Fees......................................        40,638        5,133
   Accounting & Transfer Agent Fees................................           393          504
   S&P 500(R) Fees.................................................            --          102
   Custodian Fees..................................................            --          108
   Shareholder Servicing Fees Class R2 Shares......................             9           --
   Filing Fees.....................................................           245          158
   Shareholders' Reports...........................................           355          163
   Directors'/Trustees' Fees & Expenses............................            42           34
   Professional Fees...............................................            89          326
   Other...........................................................            61          208
                                                                      -----------     --------
          Total Fund Expenses......................................        41,832        6,736
                                                                      -----------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................            --          108
Fees Waived, (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor (Note C) Class R2 Shares........            (7)          --
       Institutional Class Shares..................................       (20,315)          --
                                                                      -----------     --------
   Net Expenses....................................................        21,510        6,844
                                                                      -----------     --------
   NET INVESTMENT INCOME (LOSS)....................................       305,317      162,776
                                                                      -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................            --       88,590
       Affiliated Investment Companies Shares Sold.................            --          (21)
       Transactions Allocated from Affiliated Investment
         Company**.................................................       328,393           --
       Futures.....................................................            --        1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................            --      336,695
       Affiliated Investment Companies Shares......................            --           (9)
       Transactions Allocated from Affiliated Investment
         Company...................................................    (1,489,950)          --
       Futures.....................................................            --           (7)
                                                                      -----------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (1,161,557)     426,983
                                                                      -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $  (856,240)    $589,759
                                                                      ===========     ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA INTERNATIONAL VALUE
                                                                            PORTFOLIO         U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------  ---------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018   OCT 31, 2017
                                                                    ------------ ------------ ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,317  $   267,641  $   162,776    $   146,387
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................          --      104,748       88,590         25,596
       Affiliated Investment Companies Shares Sold.................          --           --          (21)            21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................     328,393           --           --             --
       Futures.....................................................          --       12,673        1,735          4,571
       Foreign Currency Transactions...............................          --       (1,987)          --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,639,175      336,695      1,352,486
       Affiliated Investment Companies Shares......................          --           --           (9)           (37)
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,489,950)          --           --             --
       Futures.....................................................          --        2,759           (7)           181
       Translation of Foreign Currency Denominated Amounts.........          --          803           --             --
                                                                    -----------  -----------  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (856,240)   2,025,812      589,759      1,529,205
                                                                    -----------  -----------  -----------    -----------
Distributions:^
   Class R2 Shares.................................................        (102)        (109)          --             --
   Institutional Class Shares......................................    (298,099)    (277,230)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
       Total Distributions.........................................    (298,201)    (277,339)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,071,557    1,967,887    1,451,585      1,555,398
   Shares Issued in Lieu of Cash Distributions.....................     289,379      269,559      162,780        171,570
   Shares Redeemed.................................................  (1,624,192)  (1,418,753)  (1,506,221)    (1,432,214)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................     736,744      818,693      108,144        294,754
                                                                    -----------  -----------  -----------    -----------
       Total Increase (Decrease) in Net Assets.....................    (417,697)   2,567,166      520,891      1,630,242
NET ASSETS
   Beginning of Year...............................................   9,841,139    7,273,973    7,996,178      6,365,936
                                                                    -----------  -----------  -----------    -----------
   End of Year..................................................... $ 9,423,442  $ 9,841,139  $ 8,517,069    $ 7,996,178
                                                                    ===========  ===========  ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     104,257      109,955       68,274         84,803
   Shares Issued in Lieu of Cash Distributions.....................      14,892       14,996        7,714          9,395
   Shares Redeemed.................................................     (81,550)     (77,571)     (70,464)       (77,231)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................      37,599       47,380        5,524         16,967
                                                                    ===========  ===========  ===========    ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note M in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------
                                                                        YEAR         YEAR    YEAR      YEAR      YEAR
                                                                        ENDED        ENDED   ENDED     ENDED     ENDED
                                                                       OCT 31,      OCT 31, OCT 31,   OCT 31,   OCT 31,
                                                                        2018         2017    2016      2015      2014
                                                                       -------      ------- -------  -------   -------
Net Asset Value, Beginning of Year.................................... $19.89       $16.27  $16.93   $ 18.48   $ 19.46
                                                                       ------       ------  ------   -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................   0.54         0.55    0.53      0.51      0.74
   Net Gains (Losses) on Securities (Realized and Unrealized).........  (2.21)        3.61   (0.65)    (1.55)    (0.93)
                                                                       ------       ------  ------   -------   -------
       Total from Investment Operations...............................  (1.67)        4.16   (0.12)    (1.04)    (0.19)
                                                                       ------       ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
       Total Distributions............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
Net Asset Value, End of Year.......................................... $17.68       $19.89  $16.27   $ 16.93   $ 18.48
                                                                       ======       ======  ======   =======   =======
Total Return..........................................................  (8.59%)      25.99%  (0.43%)   (5.78%)   (1.21%)
                                                                       ------       ------  ------   -------   -------
Net Assets, End of Year (thousands)................................... $1,477       $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net Assets (B)...........................   0.68%        0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) (B)........................................................   0.88%        0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to Average Net Assets..................   2.72%        3.07%    3.4%     2.81%     3.79%
                                                                       ------       ------  ------   -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                                             ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A).........................       0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net Assets (B).................       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly) (B)...       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.01%        3.12%       3.51%        3.10%        4.29%
                                                             ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       1.05        3.50        0.38        0.47        2.07
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.46        3.87        0.73        0.80        2.36
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................................      (0.06)      (0.10)      (0.14)         --          --
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       7.25%      23.55%       4.54%       5.09%      17.17%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to Average Net Assets........       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................................          5%          7%          9%          2%          3%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios'investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio........................... 0.40%
U.S. Large Company Portfolio................................ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   NET WAIVED FEES/
                                                                   EXPENSES ASSUMED     PREVIOUSLY
                                                      RECOVERY        (RECOVERED       WAIVED FEES/
                                        EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                       LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------             ---------- ---------------- ----------------- -----------------
DFA International Value
  Portfolio (1).......................    0.40%           --            $20,315              --
U.S. Large Company Portfolio (2)......    0.08%         $234               (108)           $422

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --                  7              --

(1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

(2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above. Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio........................... $277
U.S. Large Company Portfolio................................  314

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES  SALES
                                                             --------- --------
U.S. Large Company Portfolio................................ $624,164  $463,704

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                            $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              --------  ---------- ----------     ----          ---
TOTAL                                                         $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              ========  ========== ==========     ====          ===


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                               $164,037          14,178       $3,161       --
                                                                 --------          ------       ------       --
TOTAL                                                            $164,037          14,178       $3,161       --
                                                                 ========          ======       ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of

October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
DFA International Value Portfolio
2017........................................................    $277,339            --        --     $277,339
2018........................................................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017........................................................     154,938       $38,779        --      193,717
2018........................................................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
DFA International Value Portfolio...........................    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio................................      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED                                 TOTAL NET
                                                             NET INVESTMENT                              DISTRIBUTABLE
                                                               INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                               SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                                             CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                                             -------------- ------------- -------------- -------------
DFA International Value Portfolio...........................    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio................................      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio........................... $54,014

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA International Value Portfolio........................... $9,312,929  $  107,257           --      $  107,257
U.S. Large Company Portfolio................................  4,074,384   4,857,885    $(261,708)      4,596,177

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                  YEAR ENDED            YEAR ENDED
                                                               OCTOBER 31, 2018      OCTOBER 31, 2017
                                                             --------------------  --------------------
                                                                AMOUNT     SHARES     AMOUNT     SHARES
                                                             -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     2,206      111  $     3,212      182
   Shares Issued in Lieu of Cash Distributions..............         102        5          109        6
   Shares Redeemed..........................................      (3,878)    (209)      (3,910)    (215)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares.................. $    (1,570)     (93) $      (589)     (27)
                                                             ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued............................................ $ 2,069,351  104,146  $ 1,964,675  109,773
   Shares Issued in Lieu of Cash Distributions..............     289,277   14,887      269,450   14,990
   Shares Redeemed..........................................  (1,620,314) (81,341)  (1,414,843) (77,356)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares....... $   738,314   37,692  $   819,282   47,407
                                                             ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             -------
U.S. Large Company Portfolio................................ $23,543

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             -------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
U.S. Large Company Portfolio................................       $76             $76

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                  DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(1)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $1,735            $1,735

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(2)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $   (7)           $   (7)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio................................     2.44%        $7,817         37        $20        $55,649

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. Large Company Portfolio................................ $207,879

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                            AS OF OCTOBER 31, 2018
                                                             -----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN    >90
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS DAYS    TOTAL
                                                             ------------- -------- ------------ ---- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
   Common Stocks............................................ $164,036,867     --         --       --  $164,036,867

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             -----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- ---------
DFA International Value Portfolio - Class R2................ $    (109)      --          --  $    (109)
DFA International Value Portfolio - Institutional Class.....  (277,230)      --          --   (277,230)
U.S. Large Company Portfolio - Institutional Class..........  (154,814)   $(124)   $(38,779)  (193,717)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                              IN EXCESS OF
                                                             NET INVESTMENT
                                                                INCOME)
                                                             --------------
DFA International Value Portfolio...........................    $30,626
U.S. Large Company Portfolio................................      8,050

N. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
DFA International Value Portfolio-Class R2..................      4             99%
DFA International Value Portfolio-Institutional Class.......      4             73%
U.S. Large Company Portfolio-Institutional Class............      4             75%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio and U.S. Large Company Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, broker and the transfer agents of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2008            $10,000                  $10,000
 11/30/2008              9,019                    9,283
 12/31/2008              9,313                    9,412
 1/31/2009               8,207                    8,330
 2/28/2009               7,057                    7,217
 3/31/2009               7,754                    7,834
 4/30/2009               9,008                    8,673
 5/31/2009               9,698                    9,210
 6/30/2009               9,580                    9,142
 7/31/2009              10,492                    9,890
 8/31/2009              11,205                   10,407
 9/30/2009              11,695                   10,809
 10/31/2009             11,190                   10,478
 11/30/2009             11,821                   11,069
 12/31/2009             12,147                   11,265
 1/31/2010              11,865                   10,948
 2/28/2010              12,377                   11,294
 3/31/2010              13,342                   12,029
 4/30/2010              13,765                   12,340
 5/31/2010              12,585                   11,326
 6/30/2010              11,635                   10,688
 7/31/2010              12,548                   11,412
 8/31/2010              11,791                   10,924
 9/30/2010              12,941                   11,771
 10/31/2010             13,424                   12,124
 11/30/2010             13,320                   12,060
 12/31/2010             14,618                   13,012
 1/31/2011              15,086                   13,306
 2/28/2011              15,902                   13,797
 3/31/2011              15,976                   13,852
 4/30/2011              16,384                   14,220
 5/31/2011              16,147                   14,070
 6/30/2011              15,865                   13,782
 7/31/2011              15,138                   13,325
 8/31/2011              13,861                   12,493
 9/30/2011              12,459                   11,549
 10/31/2011             14,188                   12,871
 11/30/2011             14,069                   12,804
 12/31/2011             14,180                   13,063
 1/31/2012              14,885                   13,557
 2/29/2012              15,746                   14,097
 3/31/2012              16,036                   14,515
 4/30/2012              15,709                   14,367
 5/31/2012              14,596                   13,524
 6/30/2012              15,383                   14,196
 7/31/2012              15,531                   14,343
 8/31/2012              16,147                   14,654
 9/30/2012              16,740                   15,119
 10/31/2012             16,785                   15,045
 11/30/2012             16,822                   15,039
 12/31/2012             17,334                   15,350
 1/31/2013              18,544                   16,347
 2/28/2013              18,781                   16,582
 3/31/2013              19,679                   17,239
 4/30/2013              19,887                   17,499
 5/31/2013              20,703                   17,949
 6/30/2013              20,473                   17,790
 7/31/2013              21,697                   18,751
 8/31/2013              21,059                   18,040
 9/30/2013              21,675                   18,492
 10/31/2013             22,773                   19,301
 11/30/2013             23,730                   19,840
 12/31/2013             24,361                   20,342
 1/31/2014              23,397                   19,620
 2/28/2014              24,191                   20,468
 3/31/2014              24,762                   20,957
 4/30/2014              24,925                   21,156
 5/31/2014              25,474                   21,466
 6/30/2014              26,164                   22,027
 7/31/2014              25,979                   21,651
 8/31/2014              26,803                   22,447
 9/30/2014              26,142                   21,984
 10/31/2014             26,342                   22,478
 11/30/2014             26,654                   22,938
 12/31/2014             26,854                   23,079
 1/31/2015              25,526                   22,156
 2/28/2015              27,329                   23,228
 3/31/2015              26,810                   22,912
 4/30/2015              27,352                   23,126
 5/31/2015              27,656                   23,404
 6/30/2015              27,211                   22,937
 7/31/2015              27,144                   23,038
 8/31/2015              25,497                   21,666
 9/30/2015              24,680                   21,012
 10/31/2015             26,691                   22,597
 11/30/2015             26,795                   22,683
 12/31/2015             25,957                   22,196
 1/31/2016              24,191                   21,049
 2/29/2016              24,235                   21,043
 3/31/2016              26,001                   22,559
 4/30/2016              26,706                   23,033
 5/31/2016              27,070                   23,391
 6/30/2016              27,040                   23,593
 7/31/2016              27,975                   24,278
 8/31/2016              28,309                   24,465
 9/30/2016              28,442                   24,414
 10/31/2016             27,960                   24,037
 11/30/2016             30,157                   25,409
 12/31/2016             30,913                   26,044
 1/31/2017              31,359                   26,230
 2/28/2017              32,316                   27,172
 3/31/2017              32,012                   26,896
 4/30/2017              32,234                   26,845
 5/31/2017              32,197                   26,819
 6/30/2017              32,739                   27,257
 7/31/2017              33,295                   27,620
 8/31/2017              32,984                   27,298
 9/30/2017              34,260                   28,106
 10/31/2017             34,757                   28,310
 11/30/2017             35,996                   29,177
 12/31/2017             36,835                   29,603
 1/31/2018              38,727                   30,748
 2/28/2018              36,813                   29,279
 3/31/2018              35,982                   28,764
 4/30/2018              36,034                   28,859
 5/31/2018              36,382                   29,031
 6/30/2018              36,123                   29,103
 7/31/2018              37,622                   30,254
 8/31/2018              38,171                   30,702
 9/30/2018              38,208                   30,763
 10/31/2018             35,781                   29,170


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        2.95%      9.46%     13.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2008                     $10,000                    $10,000
 11/30/2008                       9,387                      9,458
 12/31/2008                      10,096                      9,956
 1/31/2009                        8,703                      9,027
 2/28/2009                        7,634                      8,113
 3/31/2009                        8,466                      8,648
 4/30/2009                       10,026                      9,763
 5/31/2009                       11,516                     10,998
 6/30/2009                       11,341                     10,884
 7/31/2009                       12,691                     11,906
 8/31/2009                       13,418                     12,477
 9/30/2009                       14,102                     12,992
 10/31/2009                      13,541                     12,783
 11/30/2009                      13,944                     13,099
 12/31/2009                      14,102                     13,308
 1/31/2010                       13,287                     12,684
 2/28/2010                       13,339                     12,672
 3/31/2010                       14,391                     13,487
 4/30/2010                       14,145                     13,286
 5/31/2010                       12,489                     11,820
 6/30/2010                       12,270                     11,649
 7/31/2010                       13,804                     12,726
 8/31/2010                       13,129                     12,345
 9/30/2010                       14,540                     13,530
 10/31/2010                      15,048                     14,012
 11/30/2010                      14,294                     13,418
 12/31/2010                      15,627                     14,499
 1/31/2011                       16,293                     14,811
 2/28/2011                       16,836                     15,360
 3/31/2011                       16,372                     15,052
 4/30/2011                       17,248                     15,872
 5/31/2011                       16,626                     15,402
 6/30/2011                       16,398                     15,182
 7/31/2011                       15,872                     14,932
 8/31/2011                       14,172                     13,670
 9/30/2011                       12,621                     12,297
 10/31/2011                      13,839                     13,493
 11/30/2011                      13,383                     12,869
 12/31/2011                      13,024                     12,729
 1/31/2012                       13,900                     13,416
 2/29/2012                       14,628                     14,154
 3/31/2012                       14,505                     14,049
 4/30/2012                       13,988                     13,810
 5/31/2012                       12,261                     12,236
 6/30/2012                       13,129                     13,038
 7/31/2012                       13,076                     13,200
 8/31/2012                       13,620                     13,577
 9/30/2012                       14,102                     13,989
 10/31/2012                      14,277                     14,087
 11/30/2012                      14,505                     14,383
 12/31/2012                      15,215                     14,818
 1/31/2013                       15,933                     15,547
 2/28/2013                       15,451                     15,392
 3/31/2013                       15,504                     15,514
 4/30/2013                       16,266                     16,220
 5/31/2013                       16,074                     15,857
 6/30/2013                       15,504                     15,263
 7/31/2013                       16,564                     16,075
 8/31/2013                       16,450                     15,868
 9/30/2013                       17,686                     16,989
 10/31/2013                      18,300                     17,559
 11/30/2013                      18,370                     17,667
 12/31/2013                      18,773                     17,933
 1/31/2014                       18,089                     17,209
 2/28/2014                       19,124                     18,148
 3/31/2014                       18,983                     18,067
 4/30/2014                       19,308                     18,352
 5/31/2014                       19,527                     18,636
 6/30/2014                       19,763                     18,901
 7/31/2014                       19,325                     18,564
 8/31/2014                       19,334                     18,579
 9/30/2014                       18,484                     17,816
 10/31/2014                      18,168                     17,532
 11/30/2014                      18,177                     17,748
 12/31/2014                      17,502                     17,158
 1/31/2015                       17,388                     17,097
 2/28/2015                       18,633                     18,118
 3/31/2015                       18,238                     17,816
 4/30/2015                       19,238                     18,587
 5/31/2015                       19,246                     18,426
 6/30/2015                       18,694                     17,902
 7/31/2015                       18,510                     18,186
 8/31/2015                       17,134                     16,861
 9/30/2015                       15,968                     16,010
 10/31/2015                      17,195                     17,214
 11/30/2015                      16,968                     16,940
 12/31/2015                      16,424                     16,637
 1/31/2016                       15,145                     15,491
 2/29/2016                       14,663                     15,275
 3/31/2016                       15,776                     16,312
 4/30/2016                       16,538                     16,837
 5/31/2016                       16,231                     16,646
 6/30/2016                       15,644                     16,140
 7/31/2016                       16,337                     16,934
 8/31/2016                       16,775                     16,950
 9/30/2016                       16,959                     17,156
 10/31/2016                      17,178                     16,823
 11/30/2016                      17,257                     16,553
 12/31/2016                      17,835                     17,094
 1/31/2017                       18,598                     17,603
 2/28/2017                       18,475                     17,806
 3/31/2017                       18,887                     18,258
 4/30/2017                       19,159                     18,646
 5/31/2017                       19,492                     19,267
 6/30/2017                       19,702                     19,286
 7/31/2017                       20,631                     19,860
 8/31/2017                       20,613                     19,855
 9/30/2017                       21,350                     20,370
 10/31/2017                      21,735                     20,648
 11/30/2017                      21,954                     20,857
 12/31/2017                      22,524                     21,232
 1/31/2018                       23,848                     22,221
 2/28/2018                       22,507                     21,165
 3/31/2018                       22,244                     20,799
 4/30/2018                       22,840                     21,276
 5/31/2018                       22,016                     20,873
 6/30/2018                       21,516                     20,644
 7/31/2018                       22,200                     21,151
 8/31/2018                       21,429                     20,751
 9/30/2018                       21,805                     20,914
 10/31/2018                      19,974                     19,252


AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.10%      1.77%     7.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2008                  $10,000                      $10,000
11/30/2008                   10,264                       10,408
12/31/2008                   11,318                       11,219
 1/31/2009                   10,542                       10,631
 2/28/2009                    9,180                        9,233
 3/31/2009                    9,590                        9,559
 4/30/2009                    9,985                       10,048
 5/31/2009                   11,215                       11,278
 6/30/2009                   11,962                       11,995
 7/31/2009                   12,211                       12,295
 8/31/2009                   12,855                       12,985
 9/30/2009                   12,723                       12,933
10/31/2009                   12,269                       12,460
11/30/2009                   11,772                       12,015
12/31/2009                   11,728                       11,790
 1/31/2010                   11,889                       12,045
 2/28/2010                   12,123                       12,273
 3/31/2010                   12,738                       12,832
 4/30/2010                   13,119                       13,179
 5/31/2010                   12,020                       12,265
 6/30/2010                   12,211                       12,319
 7/31/2010                   12,430                       12,469
 8/31/2010                   12,094                       12,205
 9/30/2010                   12,621                       12,704
10/31/2010                   12,357                       12,599
11/30/2010                   12,665                       12,845
12/31/2010                   13,836                       14,141
 1/31/2011                   14,158                       14,309
 2/28/2011                   14,817                       14,885
 3/31/2011                   13,895                       13,966
 4/30/2011                   13,821                       13,979
 5/31/2011                   13,587                       13,771
 6/30/2011                   14,275                       14,284
 7/31/2011                   14,802                       14,877
 8/31/2011                   14,407                       14,269
 9/30/2011                   14,334                       14,282
10/31/2011                   13,602                       13,755
11/30/2011                   13,821                       13,383
12/31/2011                   13,748                       13,591
 1/31/2012                   14,627                       14,149
 2/29/2012                   14,641                       14,303
 3/31/2012                   15,066                       14,685
 4/30/2012                   14,758                       14,472
 5/31/2012                   13,529                       13,270
 6/30/2012                   14,246                       13,837
 7/31/2012                   13,763                       13,620
 8/31/2012                   13,777                       13,542
 9/30/2012                   13,968                       13,917
10/31/2012                   13,675                       13,616
11/30/2012                   13,880                       13,710
12/31/2012                   14,392                       14,136
 1/31/2013                   14,846                       14,665
 2/28/2013                   15,212                       15,163
 3/31/2013                   16,384                       16,388
 4/30/2013                   17,247                       17,465
 5/31/2013                   15,842                       16,081
 6/30/2013                   15,988                       16,038
 7/31/2013                   16,369                       16,299
 8/31/2013                   16,003                       16,078
 9/30/2013                   17,818                       17,909
10/31/2013                   17,862                       17,835
11/30/2013                   17,731                       17,718
12/31/2013                   17,862                       17,860
 1/31/2014                   17,687                       17,808
 2/28/2014                   17,613                       17,413
 3/31/2014                   17,701                       17,458
 4/30/2014                   17,438                       17,133
 5/31/2014                   17,892                       17,695
 6/30/2014                   19,165                       18,948
 7/31/2014                   19,048                       19,050
 8/31/2014                   19,224                       18,913
 9/30/2014                   18,638                       18,281
10/31/2014                   18,302                       17,792
11/30/2014                   17,613                       17,591
12/31/2014                   17,775                       17,776
 1/31/2015                   18,214                       18,372
 2/28/2015                   18,960                       19,034
 3/31/2015                   19,209                       19,402
 4/30/2015                   19,678                       19,764
 5/31/2015                   19,883                       19,998
 6/30/2015                   20,293                       20,290
 7/31/2015                   20,176                       20,212
 8/31/2015                   19,561                       19,520
 9/30/2015                   18,960                       18,819
10/31/2015                   19,956                       20,075
11/30/2015                   20,410                       20,331
12/31/2015                   20,337                       20,499
 1/31/2016                   19,327                       19,194
 2/29/2016                   18,653                       18,996
 3/31/2016                   19,868                       20,181
 4/30/2016                   20,117                       21,059
 5/31/2016                   20,630                       21,064
 6/30/2016                   20,542                       20,939
 7/31/2016                   21,654                       22,062
 8/31/2016                   21,142                       21,281
 9/30/2016                   22,430                       22,428
10/31/2016                   22,855                       22,727
11/30/2016                   22,123                       21,658
12/31/2016                   22,299                       22,050
 1/31/2017                   23,280                       22,883
 2/28/2017                   24,070                       23,586
 3/31/2017                   24,202                       23,543
 4/30/2017                   24,480                       23,946
 5/31/2017                   25,403                       24,826
 6/30/2017                   25,974                       25,060
 7/31/2017                   26,808                       25,728
 8/31/2017                   27,394                       26,207
 9/30/2017                   28,009                       26,622
10/31/2017                   29,048                       27,534
11/30/2017                   29,780                       28,503
12/31/2017                   30,381                       28,943
 1/31/2018                   31,830                       30,170
 2/28/2018                   31,127                       29,806
 3/31/2018                   30,922                       29,549
 4/30/2018                   30,864                       29,589
 5/31/2018                   30,469                       29,522
 6/30/2018                   29,663                       28,618
 7/31/2018                   29,649                       28,370
 8/31/2018                   29,224                       28,189
 9/30/2018                   29,736                       28,582
10/31/2018                   26,881                       25,878


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -7.46%     8.52%     10.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2008             $10,000                      $10,000
11/30/2008               9,040                        8,909
12/31/2008              10,028                        9,944
 1/31/2009               8,795                        8,849
 2/28/2009               8,311                        8,299
 3/31/2009               9,601                        9,489
 4/30/2009              11,037                       11,187
 5/31/2009              13,889                       13,870
 6/30/2009              14,001                       14,260
 7/31/2009              16,027                       16,319
 8/31/2009              16,755                       17,158
 9/30/2009              18,066                       18,595
10/31/2009              18,472                       19,041
11/30/2009              19,334                       19,588
12/31/2009              19,846                       20,371
 1/31/2010              18,774                       19,068
 2/28/2010              19,110                       19,307
 3/31/2010              20,687                       20,899
 4/30/2010              20,974                       21,483
 5/31/2010              18,073                       18,239
 6/30/2010              17,856                       18,135
 7/31/2010              19,839                       19,980
 8/31/2010              19,818                       19,936
 9/30/2010              22,824                       22,929
10/31/2010              23,812                       23,947
11/30/2010              23,497                       23,627
12/31/2010              25,802                       26,012
 1/31/2011              25,256                       25,255
 2/28/2011              25,417                       25,394
 3/31/2011              25,957                       26,173
 4/30/2011              27,064                       27,232
 5/31/2011              26,265                       26,608
 6/30/2011              25,382                       25,662
 7/31/2011              25,802                       26,041
 8/31/2011              24,008                       24,230
 9/30/2011              19,530                       19,824
10/31/2011              22,586                       23,072
11/30/2011              21,983                       21,499
12/31/2011              20,701                       20,810
 1/31/2012              22,845                       22,970
 2/29/2012              24,569                       24,756
 3/31/2012              24,219                       23,981
 4/30/2012              24,121                       24,111
 5/31/2012              21,114                       20,981
 6/30/2012              21,563                       21,275
 7/31/2012              21,885                       21,974
 8/31/2012              22,621                       22,325
 9/30/2012              23,742                       23,513
10/31/2012              24,275                       23,998
11/30/2012              24,625                       24,235
12/31/2012              25,781                       24,843
 1/31/2013              27,078                       26,160
 2/28/2013              27,197                       26,470
 3/31/2013              27,316                       26,537
 4/30/2013              26,868                       26,326
 5/31/2013              24,877                       24,388
 6/30/2013              23,118                       22,302
 7/31/2013              24,261                       23,194
 8/31/2013              24,457                       23,395
 9/30/2013              26,174                       25,195
10/31/2013              26,938                       25,637
11/30/2013              25,992                       24,554
12/31/2013              26,314                       24,670
 1/31/2014              25,074                       23,527
 2/28/2014              26,524                       24,794
 3/31/2014              26,917                       25,251
 4/30/2014              26,987                       25,416
 5/31/2014              27,015                       25,624
 6/30/2014              27,225                       25,762
 7/31/2014              27,800                       26,324
 8/31/2014              28,234                       26,526
 9/30/2014              25,634                       24,089
10/31/2014              26,006                       24,373
11/30/2014              24,982                       23,601
12/31/2014              24,261                       23,009
 1/31/2015              23,686                       22,556
 2/28/2015              24,842                       23,650
 3/31/2015              24,499                       23,224
 4/30/2015              26,482                       24,557
 5/31/2015              26,776                       24,437
 6/30/2015              24,891                       22,678
 7/31/2015              23,679                       21,654
 8/31/2015              21,661                       19,635
 9/30/2015              21,352                       19,229
10/31/2015              22,929                       20,797
11/30/2015              22,859                       20,626
12/31/2015              23,497                       20,976
 1/31/2016              21,794                       19,153
 2/29/2016              22,123                       19,621
 3/31/2016              24,765                       21,886
 4/30/2016              25,102                       22,279
 5/31/2016              24,828                       21,908
 6/30/2016              25,242                       22,057
 7/31/2016              26,987                       23,688
 8/31/2016              26,797                       23,511
 9/30/2016              27,596                       24,004
10/31/2016              26,755                       22,994
11/30/2016              26,237                       22,626
12/31/2016              25,957                       22,545
 1/31/2017              27,134                       23,272
 2/28/2017              27,905                       23,938
 3/31/2017              28,381                       24,290
 4/30/2017              28,108                       24,191
 5/31/2017              28,080                       24,341
 6/30/2017              29,131                       25,093
 7/31/2017              30,063                       25,709
 8/31/2017              30,385                       26,002
 9/30/2017              30,399                       26,162
10/31/2017              31,093                       26,845
11/30/2017              31,472                       27,353
12/31/2017              32,614                       28,404
 1/31/2018              33,994                       29,645
 2/28/2018              32,887                       28,726
 3/31/2018              32,425                       27,888
 4/30/2018              32,327                       28,026
 5/31/2018              32,880                       28,160
 6/30/2018              31,927                       27,349
 7/31/2018              32,025                       27,407
 8/31/2018              31,303                       26,958
 9/30/2018              31,303                       26,922
10/31/2018              28,563                       24,430


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.14%     1.18%     11.07%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                    The United Kingdom       MSCI United Kingdom
                   Small Company Series   Small Cap Index (net dividends)
                   --------------------      ---------------------
10/31/2008               $10,000                  $10,000
11/30/2008                 9,293                    9,073
12/31/2008                 9,087                    8,842
1/31/2009                  8,865                    8,794
2/28/2009                  8,501                    8,502
3/31/2009                  8,870                    8,996
4/30/2009                 10,729                   11,062
5/31/2009                 11,827                   12,230
6/30/2009                 11,885                   12,317
7/31/2009                 12,914                   13,450
8/31/2009                 13,923                   14,747
9/30/2009                 14,329                   15,087
10/31/2009                14,351                   15,109
11/30/2009                14,308                   14,952
12/31/2009                14,609                   15,321
1/31/2010                 14,467                   15,250
2/28/2010                 13,970                   14,567
3/31/2010                 15,143                   15,851
4/30/2010                 15,702                   16,483
5/31/2010                 13,928                   14,502
6/30/2010                 14,192                   14,565
7/31/2010                 16,109                   16,317
8/31/2010                 15,517                   15,873
9/30/2010                 17,175                   17,622
10/31/2010                18,073                   18,374
11/30/2010                17,186                   17,608
12/31/2010                18,944                   19,451
1/31/2011                 19,219                   19,639
2/28/2011                 19,799                   20,157
3/31/2011                 19,435                   19,809
4/30/2011                 21,156                   21,625
5/31/2011                 21,030                   21,351
6/30/2011                 20,359                   20,632
7/31/2011                 20,227                   20,575
8/31/2011                 18,210                   18,476
9/30/2011                 16,373                   16,528
10/31/2011                18,110                   18,334
11/30/2011                17,561                   17,622
12/31/2011                17,017                   17,034
1/31/2012                 18,522                   18,762
2/29/2012                 20,032                   20,505
3/31/2012                 20,470                   20,572
4/30/2012                 20,824                   20,922
5/31/2012                 18,479                   18,330
6/30/2012                 19,388                   19,203
7/31/2012                 19,715                   19,552
8/31/2012                 20,797                   20,587
9/30/2012                 21,869                   21,686
10/31/2012                22,350                   22,135
11/30/2012                22,492                   22,143
12/31/2012                23,733                   23,161
1/31/2013                 24,155                   23,771
2/28/2013                 24,377                   23,905
3/31/2013                 25,106                   24,549
4/30/2013                 25,744                   25,162
5/31/2013                 25,987                   25,502
6/30/2013                 25,417                   24,583
7/31/2013                 27,571                   26,630
8/31/2013                 27,772                   26,995
9/30/2013                 29,652                   29,021
10/31/2013                30,713                   30,042
11/30/2013                31,415                   30,750
12/31/2013                33,152                   32,235
1/31/2014                 32,371                   31,550
2/28/2014                 35,280                   34,610
3/31/2014                 34,197                   33,361
4/30/2014                 33,638                   32,563
5/31/2014                 33,611                   32,626
6/30/2014                 33,585                   32,549
7/31/2014                 32,545                   31,629
8/31/2014                 33,041                   31,962
9/30/2014                 31,156                   30,087
10/31/2014                31,088                   29,895
11/30/2014                30,850                   29,905
12/31/2014                31,352                   30,396
1/31/2015                 30,649                   29,568
2/28/2015                 33,532                   32,489
3/31/2015                 31,795                   30,993
4/30/2015                 33,801                   32,981
5/31/2015                 35,507                   34,494
6/30/2015                 35,417                   34,537
7/31/2015                 35,491                   34,784
8/31/2015                 34,002                   33,415
9/30/2015                 32,978                   32,183
10/31/2015                34,182                   33,609
11/30/2015                34,129                   33,336
12/31/2015                33,770                   32,980
1/31/2016                 31,098                   29,779
2/29/2016                 30,544                   29,467
3/31/2016                 32,376                   31,545
4/30/2016                 32,545                   31,968
5/31/2016                 33,073                   32,889
6/30/2016                 28,907                   28,214
7/31/2016                 30,470                   29,836
8/31/2016                 31,125                   30,336
9/30/2016                 31,167                   30,594
10/31/2016                28,775                   28,268
11/30/2016                29,467                   28,902
12/31/2016                30,037                   29,533
1/31/2017                 30,998                   30,207
2/28/2017                 31,473                   30,914
3/31/2017                 32,286                   31,408
4/30/2017                 34,736                   33,927
5/31/2017                 35,116                   34,611
6/30/2017                 34,424                   33,831
7/31/2017                 35,781                   35,306
8/31/2017                 35,137                   34,912
9/30/2017                 36,975                   36,680
10/31/2017                37,371                   37,350
11/30/2017                37,339                   37,489
12/31/2017                38,749                   39,116
1/31/2018                 39,995                   40,520
2/28/2018                 37,260                   38,102
3/31/2018                 37,893                   38,534
4/30/2018                 39,118                   39,909
5/31/2018                 39,050                   39,782
6/30/2018                 38,712                   39,465
7/31/2018                 38,506                   39,335
8/31/2018                 37,920                   38,751
9/30/2018                 37,482                   37,942
10/31/2018                34,044                   34,418

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.90%      2.08%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2008             $10,000                        $10,000
 11/30/2008               9,221                          9,171
 12/31/2008              10,183                         10,018
 1/31/2009                9,027                          9,119
 2/28/2009                8,248                          8,316
 3/31/2009                8,847                          8,959
 4/30/2009               10,296                         10,824
 5/31/2009               11,787                         12,440
 6/30/2009               11,643                         12,280
 7/31/2009               12,570                         13,383
 8/31/2009               13,624                         14,756
 9/30/2009               14,790                         16,170
 10/31/2009              14,378                         15,729
 11/30/2009              14,815                         16,052
 12/31/2009              14,769                         16,125
 1/31/2010               14,526                         15,910
 2/28/2010               14,219                         15,457
 3/31/2010               15,277                         16,710
 4/30/2010               15,132                         16,605
 5/31/2010               12,982                         14,036
 6/30/2010               12,901                         13,826
 7/31/2010               14,445                         15,483
 8/31/2010               13,786                         14,747
 9/30/2010               15,682                         17,023
 10/31/2010              16,588                         18,115
 11/30/2010              15,301                         16,742
 12/31/2010              17,286                         19,086
 1/31/2011               17,779                         19,518
 2/28/2011               18,086                         19,849
 3/31/2011               18,696                         20,519
 4/30/2011               19,961                         21,952
 5/31/2011               19,288                         21,115
 6/30/2011               18,668                         20,433
 7/31/2011               17,614                         19,193
 8/31/2011               15,805                         17,188
 9/30/2011               13,426                         14,606
 10/31/2011              14,804                         16,206
 11/30/2011              13,828                         14,940
 12/31/2011              13,285                         14,432
 1/31/2012               14,551                         15,863
 2/29/2012               15,485                         17,081
 3/31/2012               15,513                         16,942
 4/30/2012               15,153                         16,660
 5/31/2012               13,084                         14,375
 6/30/2012               13,659                         15,084
 7/31/2012               13,521                         15,030
 8/31/2012               14,138                         15,685
 9/30/2012               14,885                         16,530
 10/31/2012              15,143                         16,814
 11/30/2012              15,347                         17,072
 12/31/2012              16,274                         17,993
 1/31/2013               17,508                         19,458
 2/28/2013               17,335                         19,398
 3/31/2013               16,947                         18,900
 4/30/2013               17,645                         19,634
 5/31/2013               17,973                         20,079
 6/30/2013               17,381                         19,186
 7/31/2013               18,897                         20,931
 8/31/2013               18,921                         20,892
 9/30/2013               20,578                         22,678
 10/31/2013              21,755                         24,043
 11/30/2013              22,150                         24,471
 12/31/2013              22,774                         25,106
 1/31/2014               22,633                         24,898
 2/28/2014               24,625                         27,074
 3/31/2014               24,751                         27,097
 4/30/2014               24,995                         27,211
 5/31/2014               25,097                         27,517
 6/30/2014               24,878                         27,248
 7/31/2014               23,426                         25,641
 8/31/2014               23,148                         25,435
 9/30/2014               21,914                         24,033
 10/31/2014              21,265                         23,248
 11/30/2014              21,777                         23,929
 12/31/2014              21,086                         23,358
 1/31/2015               21,230                         23,412
 2/28/2015               22,697                         25,139
 3/31/2015               22,587                         24,886
 4/30/2015               23,796                         26,217
 5/31/2015               23,824                         26,043
 6/30/2015               23,327                         25,427
 7/31/2015               23,983                         26,370
 8/31/2015               23,088                         25,351
 9/30/2015               22,274                         24,494
 10/31/2015              23,352                         25,894
 11/30/2015              23,313                         25,826
 12/31/2015              23,609                         26,209
 1/31/2016               22,009                         24,137
 2/29/2016               21,974                         24,221
 3/31/2016               23,849                         26,394
 4/30/2016               24,343                         26,723
 5/31/2016               24,395                         26,838
 6/30/2016               23,060                         25,094
 7/31/2016               24,586                         26,722
 8/31/2016               24,907                         26,950
 9/30/2016               25,527                         27,597
 10/31/2016              24,776                         26,571
 11/30/2016              23,860                         25,491
 12/31/2016              25,097                         26,839
 1/31/2017               26,200                         27,887
 2/28/2017               26,479                         28,205
 3/31/2017               27,617                         29,376
 4/30/2017               29,330                         31,183
 5/31/2017               30,945                         32,863
 6/30/2017               30,959                         32,701
 7/31/2017               32,147                         34,183
 8/31/2017               32,228                         34,476
 9/30/2017               33,313                         35,655
 10/31/2017              33,268                         35,666
 11/30/2017              33,335                         35,846
 12/31/2017              34,054                         36,763
 1/31/2018               36,408                         39,277
 2/28/2018               34,868                         37,545
 3/31/2018               34,350                         36,854
 4/30/2018               34,434                         37,476
 5/31/2018               33,757                         36,547
 6/30/2018               33,081                         36,094
 7/31/2018               33,994                         37,000
 8/31/2018               33,585                         36,667
 9/30/2018               32,936                         35,922
 10/31/2018              29,683                         32,281

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR   FIVE YEARS TEN YEARS
--------------                      ----------  ---------- ---------
                                        -10.78%      6.41%     11.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2008                 $10,000                      $10,000
 11/30/2008                   8,708                        9,098
 12/31/2008                   9,375                        9,549
 1/31/2009                    9,438                        9,645
 2/28/2009                    8,583                        8,887
 3/31/2009                    9,125                        9,395
 4/30/2009                   11,042                       10,906
 5/31/2009                   13,208                       13,213
 6/30/2009                   12,396                       12,412
 7/31/2009                   13,958                       13,959
 8/31/2009                   14,417                       14,486
 9/30/2009                   16,479                       16,276
 10/31/2009                  16,167                       16,384
 11/30/2009                  17,542                       17,758
 12/31/2009                  18,667                       18,802
 1/31/2010                   17,792                       18,021
 2/28/2010                   18,854                       19,219
 3/31/2010                   20,354                       20,859
 4/30/2010                   21,083                       21,730
 5/31/2010                   19,062                       19,813
 6/30/2010                   18,187                       18,884
 7/31/2010                   19,667                       20,421
 8/31/2010                   19,437                       20,357
 9/30/2010                   21,729                       22,586
 10/31/2010                  23,146                       23,954
 11/30/2010                  24,271                       24,961
 12/31/2010                  26,750                       27,257
 1/31/2011                   26,625                       26,938
 2/28/2011                   28,458                       28,719
 3/31/2011                   28,500                       28,726
 4/30/2011                   29,042                       29,597
 5/31/2011                   27,833                       28,406
 6/30/2011                   26,292                       26,958
 7/31/2011                   26,688                       27,671
 8/31/2011                   24,667                       26,025
 9/30/2011                   20,000                       21,261
 10/31/2011                  23,208                       24,293
 11/30/2011                  22,396                       23,659
 12/31/2011                  22,042                       23,172
 1/31/2012                   23,938                       25,071
 2/29/2012                   24,854                       25,968
 3/31/2012                   23,750                       24,596
 4/30/2012                   23,208                       24,398
 5/31/2012                   20,500                       21,553
 6/30/2012                   20,542                       21,486
 7/31/2012                   21,104                       22,229
 8/31/2012                   22,000                       23,153
 9/30/2012                   22,938                       24,322
 10/31/2012                  22,625                       23,886
 11/30/2012                  22,250                       23,352
 12/31/2012                  22,771                       23,733
 1/31/2013                   23,438                       24,219
 2/28/2013                   22,292                       23,045
 3/31/2013                   22,938                       23,590
 4/30/2013                   22,188                       23,057
 5/31/2013                   21,833                       22,491
 6/30/2013                   20,938                       21,104
 7/31/2013                   22,479                       22,726
 8/31/2013                   22,271                       22,472
 9/30/2013                   23,271                       23,338
 10/31/2013                  23,917                       23,864
 11/30/2013                  23,604                       23,282
 12/31/2013                  24,188                       23,861
 1/31/2014                   23,438                       23,057
 2/28/2014                   24,938                       24,659
 3/31/2014                   25,292                       24,879
 4/30/2014                   26,396                       25,829
 5/31/2014                   26,438                       25,852
 6/30/2014                   28,438                       28,049
 7/31/2014                   27,104                       26,824
 8/31/2014                   28,042                       27,746
 9/30/2014                   24,833                       24,810
 10/31/2014                  23,000                       23,148
 11/30/2014                  22,354                       22,501
 12/31/2014                  21,833                       21,915
 1/31/2015                   19,625                       19,835
 2/28/2015                   20,833                       20,951
 3/31/2015                   19,896                       20,050
 4/30/2015                   22,083                       22,016
 5/31/2015                   21,313                       21,277
 6/30/2015                   20,438                       20,548
 7/31/2015                   17,938                       18,532
 8/31/2015                   17,438                       17,586
 9/30/2015                   16,188                       16,534
 10/31/2015                  17,250                       17,424
 11/30/2015                  16,604                       16,927
 12/31/2015                  15,813                       15,731
 1/31/2016                   15,083                       15,029
 2/29/2016                   16,354                       16,276
 3/31/2016                   18,104                       18,165
 4/30/2016                   20,750                       20,392
 5/31/2016                   19,958                       19,651
 6/30/2016                   20,938                       20,480
 7/31/2016                   21,583                       21,342
 8/31/2016                   21,125                       20,680
 9/30/2016                   21,563                       20,941
 10/31/2016                  20,833                       20,049
 11/30/2016                  21,354                       20,207
 12/31/2016                  21,896                       20,588
 1/31/2017                   22,875                       21,456
 2/28/2017                   22,375                       21,239
 3/31/2017                   22,771                       21,472
 4/30/2017                   21,875                       20,733
 5/31/2017                   21,583                       20,566
 6/30/2017                   22,521                       21,388
 7/31/2017                   23,188                       21,911
 8/31/2017                   23,479                       22,144
 9/30/2017                   23,896                       22,497
 10/31/2017                  23,354                       22,166
 11/30/2017                  23,250                       22,073
 12/31/2017                  24,333                       23,253
 1/31/2018                   24,375                       23,262
 2/28/2018                   22,604                       21,506
 3/31/2018                   22,438                       21,355
 4/30/2018                   23,458                       22,070
 5/31/2018                   23,833                       22,506
 6/30/2018                   23,667                       22,638
 7/31/2018                   23,708                       22,574
 8/31/2018                   23,167                       22,686
 9/30/2018                   23,000                       22,509
 10/31/2018                  20,917                       20,575

AVERAGE ANNUAL                         ONE        FIVE        TEN
TOTAL RETURN                           YEAR       YEARS      YEARS
--------------                      ----------  ---------  --------
                                        -10.44%     -2.64%     7.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2008                 $10,000                   $10,000
 11/30/2008                   9,096                     9,247
 12/31/2008                   9,809                     9,968
 1/31/2009                    9,057                     9,325
 2/28/2009                    8,471                     8,799
 3/31/2009                    9,694                    10,063
 4/30/2009                   11,134                    11,738
 5/31/2009                   13,032                    13,743
 6/30/2009                   12,921                    13,558
 7/31/2009                   14,403                    15,083
 8/31/2009                   14,454                    15,029
 9/30/2009                   15,732                    16,393
 10/31/2009                  15,406                    16,413
 11/30/2009                  16,327                    17,118
 12/31/2009                  16,917                    17,794
 1/31/2010                   15,996                    16,802
 2/28/2010                   16,191                    16,861
 3/31/2010                   17,550                    18,222
 4/30/2010                   17,656                    18,443
 5/31/2010                   16,017                    16,821
 6/30/2010                   16,042                    16,697
 7/31/2010                   17,456                    18,088
 8/31/2010                   17,053                    17,736
 9/30/2010                   18,994                    19,707
 10/31/2010                  19,571                    20,280
 11/30/2010                  19,134                    19,744
 12/31/2010                  20,692                    21,153
 1/31/2011                   20,157                    20,579
 2/28/2011                   20,017                    20,387
 3/31/2011                   21,134                    21,586
 4/30/2011                   21,873                    22,256
 5/31/2011                   21,270                    21,672
 6/30/2011                   21,019                    21,338
 7/31/2011                   20,858                    21,244
 8/31/2011                   19,172                    19,345
 9/30/2011                   16,272                    16,525
 10/31/2011                  18,310                    18,714
 11/30/2011                  17,677                    17,466
 12/31/2011                  17,163                    17,256
 1/31/2012                   19,002                    19,213
 2/29/2012                   20,034                    20,364
 3/31/2012                   19,516                    19,684
 4/30/2012                   19,168                    19,449
 5/31/2012                   17,104                    17,268
 6/30/2012                   17,953                    17,934
 7/31/2012                   18,098                    18,284
 8/31/2012                   18,221                    18,223
 9/30/2012                   19,240                    19,323
 10/31/2012                  19,142                    19,206
 11/30/2012                  19,393                    19,450
 12/31/2012                  20,531                    20,401
 1/31/2013                   20,637                    20,682
 2/28/2013                   20,399                    20,422
 3/31/2013                   20,110                    20,070
 4/30/2013                   20,340                    20,222
 5/31/2013                   19,682                    19,703
 6/30/2013                   18,446                    18,448
 7/31/2013                   18,718                    18,641
 8/31/2013                   18,280                    18,321
 9/30/2013                   19,584                    19,512
 10/31/2013                  20,480                    20,460
 11/30/2013                  20,174                    20,161
 12/31/2013                  19,970                    19,870
 1/31/2014                   18,586                    18,580
 2/28/2014                   19,261                    19,195
 3/31/2014                   19,941                    19,784
 4/30/2014                   20,059                    19,850
 5/31/2014                   20,743                    20,543
 6/30/2014                   21,321                    21,089
 7/31/2014                   21,575                    21,497
 8/31/2014                   22,251                    21,981
 9/30/2014                   20,616                    20,352
 10/31/2014                  20,837                    20,592
 11/30/2014                  20,637                    20,374
 12/31/2014                  19,707                    19,435
 1/31/2015                   19,839                    19,552
 2/28/2015                   20,446                    20,157
 3/31/2015                   20,021                    19,870
 4/30/2015                   21,363                    21,399
 5/31/2015                   20,505                    20,542
 6/30/2015                   20,013                    20,008
 7/31/2015                   18,730                    18,621
 8/31/2015                   17,185                    16,937
 9/30/2015                   16,726                    16,428
 10/31/2015                  17,741                    17,599
 11/30/2015                  17,125                    16,913
 12/31/2015                  16,658                    16,536
 1/31/2016                   15,962                    15,463
 2/29/2016                   15,864                    15,438
 3/31/2016                   17,966                    17,481
 4/30/2016                   18,076                    17,576
 5/31/2016                   17,376                    16,920
 6/30/2016                   18,293                    17,596
 7/31/2016                   19,236                    18,482
 8/31/2016                   19,469                    18,941
 9/30/2016                   19,728                    19,185
 10/31/2016                  19,771                    19,230
 11/30/2016                  18,747                    18,345
 12/31/2016                  18,756                    18,386
 1/31/2017                   19,877                    19,392
 2/28/2017                   20,548                    19,985
 3/31/2017                   21,210                    20,490
 4/30/2017                   21,626                    20,939
 5/31/2017                   22,276                    21,558
 6/30/2017                   22,488                    21,775
 7/31/2017                   23,677                    23,073
 8/31/2017                   24,178                    23,587
 9/30/2017                   23,949                    23,493
 10/31/2017                  24,764                    24,317
 11/30/2017                  24,845                    24,366
 12/31/2017                  25,694                    25,240
 1/31/2018                   27,639                    27,344
 2/28/2018                   26,314                    26,083
 3/31/2018                   26,191                    25,598
 4/30/2018                   25,860                    25,485
 5/31/2018                   24,849                    24,582
 6/30/2018                   23,792                    23,560
 7/31/2018                   24,658                    24,078
 8/31/2018                   24,098                    23,427
 9/30/2018                   23,813                    23,303
 10/31/2018                  21,834                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -11.83%     1.29%     8.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/31/2008           $10,000                   $10,000
11/30/2008             9,393                     9,247
12/31/2008            10,727                     9,968
1/31/2009              9,910                     9,325
2/28/2009              9,303                     8,799
3/31/2009             10,586                    10,063
4/30/2009             12,732                    11,738
5/31/2009             15,624                    13,743
6/30/2009             15,549                    13,558
7/31/2009             17,539                    15,083
8/31/2009             17,749                    15,029
9/30/2009             19,233                    16,393
10/31/2009            19,218                    16,413
11/30/2009            20,361                    17,118
12/31/2009            21,484                    17,794
1/31/2010             20,541                    16,802
2/28/2010             20,897                    16,861
3/31/2010             22,687                    18,222
4/30/2010             23,063                    18,443
5/31/2010             20,752                    16,821
6/30/2010             21,308                    16,697
7/31/2010             23,273                    18,088
8/31/2010             23,388                    17,736
9/30/2010             26,236                    19,707
10/31/2010            27,283                    20,280
11/30/2010            26,556                    19,744
12/31/2010            28,085                    21,153
1/31/2011             26,907                    20,579
2/28/2011             26,125                    20,387
3/31/2011             27,584                    21,586
4/30/2011             29,043                    22,256
5/31/2011             28,396                    21,672
6/30/2011             28,391                    21,338
7/31/2011             28,717                    21,244
8/31/2011             26,000                    19,345
9/30/2011             21,383                    16,525
10/31/2011            23,754                    18,714
11/30/2011            22,607                    17,466
12/31/2011            22,005                    17,256
1/31/2012             24,496                    19,213
2/29/2012             26,506                    20,364
3/31/2012             25,835                    19,684
4/30/2012             25,218                    19,449
5/31/2012             22,922                    17,268
6/30/2012             23,799                    17,934
7/31/2012             23,519                    18,284
8/31/2012             24,135                    18,223
9/30/2012             25,549                    19,323
10/31/2012            25,464                    19,206
11/30/2012            25,915                    19,450
12/31/2012            27,519                    20,401
1/31/2013             28,035                    20,682
2/28/2013             28,331                    20,422
3/31/2013             28,211                    20,070
4/30/2013             28,787                    20,222
5/31/2013             28,391                    19,703
6/30/2013             25,935                    18,448
7/31/2013             26,065                    18,641
8/31/2013             24,987                    18,321
9/30/2013             26,822                    19,512
10/31/2013            27,860                    20,460
11/30/2013            27,474                    20,161
12/31/2013            27,258                    19,870
1/31/2014             26,100                    18,580
2/28/2014             27,273                    19,195
3/31/2014             28,216                    19,784
4/30/2014             28,451                    19,850
5/31/2014             29,429                    20,543
6/30/2014             30,201                    21,089
7/31/2014             30,276                    21,497
8/31/2014             31,218                    21,981
9/30/2014             29,679                    20,352
10/31/2014            29,419                    20,592
11/30/2014            29,098                    20,374
12/31/2014            28,211                    19,435
1/31/2015             28,672                    19,552
2/28/2015             29,414                    20,157
3/31/2015             29,198                    19,870
4/30/2015             31,283                    21,399
5/31/2015             30,862                    20,542
6/30/2015             29,815                    20,008
7/31/2015             27,995                    18,621
8/31/2015             25,263                    16,937
9/30/2015             25,228                    16,428
10/31/2015            26,647                    17,599
11/30/2015            26,105                    16,913
12/31/2015            25,870                    16,536
1/31/2016             24,341                    15,463
2/29/2016             24,241                    15,438
3/31/2016             27,228                    17,481
4/30/2016             27,930                    17,576
5/31/2016             26,772                    16,920
6/30/2016             28,256                    17,596
7/31/2016             29,905                    18,482
8/31/2016             30,100                    18,941
9/30/2016             30,607                    19,185
10/31/2016            30,496                    19,230
11/30/2016            28,652                    18,345
12/31/2016            28,832                    18,386
1/31/2017             30,516                    19,392
2/28/2017             32,125                    19,985
3/31/2017             33,133                    20,490
4/30/2017             33,564                    20,939
5/31/2017             33,709                    21,558
6/30/2017             33,930                    21,775
7/31/2017             35,368                    23,073
8/31/2017             36,185                    23,587
9/30/2017             36,025                    23,493
10/31/2017            37,068                    24,317
11/30/2017            37,644                    24,366
12/31/2017            39,168                    25,240
1/31/2018             41,734                    27,344
2/28/2018             39,980                    26,083
3/31/2018             39,769                    25,598
4/30/2018             39,393                    25,485
5/31/2018             38,526                    24,582
6/30/2018             35,955                    23,560
7/31/2018             36,546                    24,078
8/31/2018             35,489                    23,427
9/30/2018             34,361                    23,303
10/31/2018            31,113                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.06%     2.23%     12.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 2.95% for the Series and 3.03% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks also detracted from relative performance. Conversely, the Series' emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%

MSCI World ex USA Mid Cap Index............................. -8.02%
MSCI World ex USA Small Cap Index........................... -7.75%
MSCI World ex USA Value Index............................... -7.54%
MSCI World ex USA Growth Index.............................. -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                                          RETURN IN U.S.
                                                             LOCAL RETURN    DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ --------------
China.......................................................    -16.33%       -16.73%
Korea.......................................................    -18.52%       -19.90%
Taiwan......................................................     -6.62%        -8.98%
India.......................................................     -0.01%       -12.42%
Brazil......................................................     18.95%         4.76%
South Africa................................................    -13.80%       -17.45%
Russia......................................................     22.79%        10.69%
Mexico......................................................     -9.54%       -14.55%
Thailand....................................................      4.01%         4.23%
Malaysia....................................................     -0.18%         0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Series held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.10% for the Series and -6.76% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series' focus on value stocks detracted from performance relative to the benchmark. Conversely, the Series' emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held over 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -7.46% for the Series and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.14% for the Series and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.90% for the Series and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.78% for the Series and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences detracted from the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.44% for the Series and -7.18% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to the smallest stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as the smallest stocks generally underperformed in Canada. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Series held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -11.83% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Series' greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -16.06% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Series' focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                                            --------- --------- ---------- ---------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.......................................... $1,000.00 $  993.00    0.11%     $0.55
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.65    0.11%     $0.56
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.......................................... $1,000.00 $  874.50    0.20%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.20    0.20%     $1.02

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                        --------- --------- ---------- ---------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.00    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  883.60    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  870.30    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $  862.00    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  891.70    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  844.30    0.12%     $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  789.80    0.22%     $0.99
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%     $1.12

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

Communication Services.   8.9%
Consumer Discretionary.   6.8%
Consumer Staples.......   5.2%
Energy.................  14.6%
Financials.............  22.6%
Health Care............  17.0%
Industrials............   8.9%
Information Technology.  11.3%
Materials..............   4.2%
Real Estate............   0.2%
Utilities..............   0.3%
                        -----
                        100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

Communication Services.   4.0%
Consumer Discretionary.  14.6%
Consumer Staples.......   3.5%
Energy.................  15.3%
Financials.............  29.4%
Health Care............   4.1%
Industrials............   8.8%
Information Technology.   2.5%
Materials..............  13.4%
Real Estate............   2.7%
Utilities..............   1.7%
                        -----
                        100.0%

                       THE JAPANESE SMALL COMPANY SERIES

Communication Services.   3.1%
Consumer Discretionary.  18.7%
Consumer Staples.......   8.0%
Energy.................   0.8%
Financials.............   8.7%
Health Care............   5.4%
Industrials............  28.8%
Information Technology.  13.1%
Materials..............  10.5%
Real Estate............   1.8%
Utilities..............   1.1%
                        -----
                        100.0%


                     THE ASIA PACIFIC SMALL COMPANY SERIES

Communication Services.   8.7%
Consumer Discretionary.  18.5%
Consumer Staples.......   7.2%
Energy.................   3.6%
Financials.............  11.1%
Health Care............   5.5%
Industrials............  15.2%
Information Technology.   6.9%
Materials..............  13.9%
Real Estate............   6.9%
Utilities..............   2.5%
                        -----
                        100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


                    THE UNITED KINGDOM SMALL COMPANY SERIES

Communication Services.   6.6%
Consumer Discretionary.  20.8%
Consumer Staples.......   4.8%
Energy.................   5.0%
Financials.............  16.4%
Health Care............   3.2%
Industrials............  26.4%
Information Technology.   5.7%
Materials..............   6.2%
Real Estate............   2.7%
Utilities..............   2.2%
                        -----
                        100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

Communication Services.   6.5%
Consumer Discretionary.   9.8%
Consumer Staples.......   5.5%
Energy.................   4.5%
Financials.............  11.9%
Health Care............   7.6%
Industrials............  26.4%
Information Technology.   9.6%
Materials..............   8.2%
Real Estate............   6.6%
Utilities..............   3.4%
                        -----
                        100.0%

                       THE CANADIAN SMALL COMPANY SERIES

Communication Services.   2.4%
Consumer Discretionary.   5.9%
Consumer Staples.......   5.4%
Energy.................  22.0%
Financials.............   9.4%
Health Care............   1.4%
Industrials............  12.3%
Information Technology.   4.8%
Materials..............  25.7%
Real Estate............   4.4%
Utilities..............   6.3%
                        -----
                        100.0%

                          THE EMERGING MARKETS SERIES

Communication Services.   9.9%
Consumer Discretionary.   8.5%
Consumer Staples.......   8.0%
Energy.................   8.2%
Financials.............  22.1%
Health Care............   2.5%
Industrials............   7.1%
Information Technology.  17.9%
Materials..............  10.7%
Real Estate............   2.2%
Utilities..............   2.9%
                        -----
                        100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

Communication Services.   3.7%
Consumer Discretionary.  15.7%
Consumer Staples.......   8.2%
Energy.................   1.5%
Financials.............   8.4%
Health Care............   7.0%
Industrials............  14.6%
Information Technology.  14.7%
Materials..............  12.9%
Real Estate............   7.5%
Utilities..............   5.8%
                        -----
                        100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
    AT&T, Inc........................................................ 34,933,504 $1,071,759,903       3.7%
*   Charter Communications, Inc., Class A............................    962,932    308,494,525       1.1%
    Comcast Corp., Class A........................................... 21,585,011    823,252,320       2.8%
    Other Securities.................................................               386,914,006       1.2%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             2,590,420,754       8.8%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.6%)
    Ford Motor Co.................................................... 16,051,999    153,296,590       0.5%
    General Motors Co................................................  6,055,833    221,582,929       0.8%
    Other Securities.................................................             1,604,291,957       5.5%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             1,979,171,476       6.8%
                                                                                 --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A............................  3,672,444    154,169,199       0.5%
    Walgreens Boots Alliance, Inc....................................  3,095,947    246,963,692       0.9%
    Walmart, Inc.....................................................  5,346,820    536,179,110       1.8%
    Other Securities.................................................               573,560,285       2.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,510,872,286       5.2%
                                                                                 --------------      ----
ENERGY -- (14.2%)
    Chevron Corp.....................................................  5,892,482    657,895,615       2.2%
    ConocoPhillips...................................................  4,754,869    332,365,343       1.1%
    Exxon Mobil Corp................................................. 14,096,229  1,123,187,527       3.8%
    Marathon Petroleum Corp..........................................  4,431,554    312,202,979       1.1%
    Occidental Petroleum Corp........................................  3,043,574    204,132,508       0.7%
    Valero Energy Corp...............................................  2,730,237    248,697,288       0.8%
    Other Securities.................................................             1,345,876,714       4.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             4,224,357,974      14.4%
                                                                                 --------------      ----
FINANCIALS -- (22.0%)
    Bank of America Corp............................................. 22,911,090    630,054,975       2.2%
    Bank of New York Mellon Corp. (The)..............................  4,090,441    193,600,573       0.7%
*   Berkshire Hathaway, Inc., Class B................................  2,931,466    601,771,341       2.1%
    Capital One Financial Corp.......................................  2,121,634    189,461,916       0.6%
    Citigroup, Inc...................................................  7,448,262    487,563,231       1.7%
    Goldman Sachs Group, Inc. (The)..................................  1,502,760    338,677,021       1.2%
    JPMorgan Chase & Co..............................................  5,691,942    620,535,517       2.1%
    Morgan Stanley...................................................  5,437,628    248,282,094       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    168,774,827       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    145,817,868       0.5%
    Wells Fargo & Co................................................. 17,488,141    930,893,745       3.2%
    Other Securities.................................................             1,985,908,260       6.7%
                                                                                 --------------      ----
TOTAL FINANCIALS                                                                  6,541,341,368      22.4%
                                                                                 --------------      ----
HEALTH CARE -- (16.5%)
    Abbott Laboratories..............................................  4,212,247    290,392,308       1.0%
    Aetna, Inc.......................................................  1,816,031    360,300,550       1.2%
    Anthem, Inc......................................................  1,376,563    379,339,466       1.3%
*   Centene Corp.....................................................  1,211,523    157,885,677       0.5%
    Cigna Corp.......................................................    814,507    174,149,742       0.6%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
      CVS Health Corp..................................................   4,705,478 $   340,629,552        1.2%
      Danaher Corp.....................................................   1,886,239     187,492,157        0.6%
*     Express Scripts Holding Co.......................................   2,740,464     265,742,794        0.9%
      Humana, Inc......................................................     545,028     174,632,422        0.6%
      Medtronic P.L.C..................................................   4,359,974     391,612,865        1.3%
      Pfizer, Inc......................................................  25,544,930   1,099,964,686        3.8%
      Thermo Fisher Scientific, Inc....................................   1,073,774     250,887,295        0.9%
      Other Securities.................................................                 844,289,133        2.9%
                                                                                    ---------------      -----
TOTAL HEALTH CARE.                                                                    4,917,318,647       16.8%
                                                                                    ---------------      -----
INDUSTRIALS -- (8.7%)
      Delta Air Lines, Inc.............................................   2,950,569     161,484,641        0.6%
      FedEx Corp.......................................................     947,923     208,865,354        0.7%
      Norfolk Southern Corp............................................   1,385,379     232,508,158        0.8%
      Republic Services, Inc...........................................   1,929,874     140,263,242        0.5%
*     United Continental Holdings, Inc.................................   1,696,416     145,060,532        0.5%
      Other Securities.................................................               1,703,425,795        5.7%
                                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................................               2,591,607,722        8.8%
                                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (11.0%)
      CA, Inc..........................................................   3,016,908     133,830,039        0.5%
      Cisco Systems, Inc...............................................   5,345,814     244,570,990        0.8%
      Fidelity National Information Services, Inc......................   1,297,798     135,100,772        0.5%
      HP, Inc..........................................................   9,619,949     232,225,569        0.8%
      Intel Corp.......................................................  22,880,867   1,072,655,045        3.7%
*     Micron Technology, Inc...........................................   5,266,057     198,635,670        0.7%
      Other Securities.................................................               1,247,474,861        4.2%
                                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................               3,264,492,946       11.2%
                                                                                    ---------------      -----
MATERIALS -- (4.1%)
      DowDuPont, Inc...................................................   3,009,073     162,249,216        0.6%
      Nucor Corp.......................................................   2,499,919     147,795,211        0.5%
      Other Securities.................................................                 909,072,691        3.1%
                                                                                    ---------------      -----
TOTAL MATERIALS........................................................               1,219,117,118        4.2%
                                                                                    ---------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................................                  51,111,313        0.2%
                                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................................                  80,311,092        0.3%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS....................................................              28,970,122,696       99.1%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%                                                          254,325,822     254,325,822        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund...................................  44,660,829     516,725,797        1.7%
                                                                                    ---------------      -----
      TOTAL INVESTMENTS--(100.0%) (Cost $22,308,146,322)...............             $29,741,174,315      101.7%
                                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,505    12/21/18  $217,728,490 $204,010,275  $(13,718,215)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $217,728,490 $204,010,275  $(13,718,215)
                                                                        ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                 LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                                             ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services................................... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary...................................   1,979,171,476            --   --      1,979,171,476
   Consumer Staples.........................................   1,510,872,286            --   --      1,510,872,286
   Energy...................................................   4,224,357,974            --   --      4,224,357,974
   Financials...............................................   6,541,341,368            --   --      6,541,341,368
   Health Care..............................................   4,917,318,647            --   --      4,917,318,647
   Industrials..............................................   2,591,607,722            --   --      2,591,607,722
   Information Technology...................................   3,264,492,946            --   --      3,264,492,946
   Materials................................................   1,219,117,118            --   --      1,219,117,118
   Real Estate..............................................      51,111,313            --   --         51,111,313
   Utilities................................................      80,311,092            --   --         80,311,092
Temporary Cash Investments..................................     254,325,822            --   --        254,325,822
Securities Lending Collateral...............................              --  $516,725,797   --        516,725,797
Futures Contracts**.........................................     (13,718,215)           --   --        (13,718,215)
                                                             ---------------  ------------   --    ---------------
TOTAL....................................................... $29,210,730,303  $516,725,797   --    $29,727,456,100
                                                             ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd....................... 10,195,581         $  187,666,580                1.5%
    Woodside Petroleum, Ltd..........................................  2,587,772             63,711,646                0.5%
    Other Securities.................................................                       430,286,109                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       681,664,335                5.6%
                                                                                         --------------               ----
AUSTRIA -- (0.0%)
    Other Securities.................................................                         6,092,849                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       131,301,630                1.1%
                                                                                         --------------               ----
CANADA -- (7.9%)
#   Bank of Montreal.................................................  1,488,882            111,279,041                0.9%
    Suncor Energy, Inc...............................................  3,317,433            111,282,512                0.9%
    Other Securities.................................................                       766,839,355                6.3%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       989,400,908                8.1%
                                                                                         --------------               ----
DENMARK -- (1.5%)
    Other Securities.................................................                       186,467,098                1.5%
                                                                                         --------------               ----
FINLAND -- (1.0%)
    Other Securities.................................................                       124,986,171                1.0%
                                                                                         --------------               ----
FRANCE -- (9.9%)
    AXA SA...........................................................  2,859,375             71,560,646                0.6%
    BNP Paribas SA...................................................  2,405,711            125,371,327                1.0%
    Cie de Saint-Gobain..............................................  1,493,206             56,251,213                0.5%
    Orange SA........................................................  5,978,647             93,316,814                0.8%
    Peugeot SA.......................................................  3,133,702             74,490,548                0.6%
    Renault SA.......................................................  1,007,824             75,258,162                0.6%
#   Total SA.........................................................  6,786,891            398,223,709                3.3%
    Other Securities.................................................                       335,898,281                2.7%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,230,370,700               10.1%
                                                                                         --------------               ----
GERMANY -- (6.7%)
    Bayerische Motoren Werke AG......................................  1,225,665            105,542,991                0.9%
    Daimler AG.......................................................  3,530,733            209,148,616                1.7%
    RWE AG...........................................................  3,190,800             62,074,493                0.5%
    Other Securities.................................................                       454,186,408                3.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       830,952,508                6.8%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984             77,132,126                0.6%
    Sun Hung Kai Properties, Ltd.....................................  4,291,920             55,778,561                0.5%
    Other Securities.................................................                       211,095,023                1.7%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       344,005,710                2.8%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        35,713,059                0.3%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ISRAEL -- (0.4%)
    Other Securities.................................................                    $   51,577,567                0.4%
                                                                                         --------------               ----
ITALY -- (1.6%)
    Other Securities.................................................                       204,538,462                1.7%
                                                                                         --------------               ----
JAPAN -- (22.5%)
    Hitachi, Ltd.....................................................  2,689,700             82,224,653                0.7%
    Honda Motor Co., Ltd.............................................  4,590,300            131,032,550                1.1%
    JXTG Holdings, Inc...............................................  9,040,403             61,085,845                0.5%
    Mitsubishi Corp..................................................  2,342,100             65,919,083                0.5%
    Mitsubishi UFJ Financial Group, Inc.............................. 12,360,306             74,810,611                0.6%
    Mizuho Financial Group, Inc...................................... 32,297,600             55,466,701                0.5%
    Nissan Motor Co., Ltd............................................  6,443,700             58,623,219                0.5%
    ORIX Corp........................................................  3,324,900             54,165,926                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            111,260,915                0.9%
    Toyota Motor Corp................................................  4,650,190            272,412,454                2.2%
    Other Securities.................................................                     1,834,373,717               15.1%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,801,375,674               23.1%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  5,655,087             66,905,287                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            118,928,527                1.0%
#   Koninklijke DSM NV...............................................    679,114             59,292,631                0.5%
    Other Securities.................................................                       194,237,887                1.5%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       439,364,332                3.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        20,194,780                0.2%
                                                                                         --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       109,636,229                0.9%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Security...................................................                         4,861,587                0.0%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       118,142,676                1.0%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                         5,340,658                0.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
    Banco Santander SA............................................... 37,339,499            177,659,607                1.5%
    Repsol SA........................................................  4,613,186             82,432,298                0.7%
    Other Securities.................................................                        27,627,886                0.2%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       287,719,791                2.4%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Nordea Bank Abp..................................................  6,227,863             54,125,579                0.5%
    Other Securities.................................................                       255,057,062                2.1%
                                                                                         --------------               ----
TOTAL SWEDEN.........................................................                       309,182,641                2.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      Novartis AG.......................................   2,725,487         $   238,677,155                2.0%
      UBS Group AG......................................   6,119,363              85,531,038                0.7%
      Zurich Insurance Group AG.........................     441,250             136,999,799                1.1%
      Other Securities..................................                         496,279,693                4.1%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                         957,487,685                7.9%
                                                                             ---------------              -----
UNITED KINGDOM -- (15.5%)
#     Anglo American P.L.C..............................   5,896,146             125,843,667                1.0%
      Aviva P.L.C.......................................  11,905,803              65,063,848                0.5%
      BP P.L.C., Sponsored ADR..........................   7,847,784             340,358,392                2.8%
      Glencore P.L.C....................................  21,880,787              89,047,352                0.7%
      HSBC Holdings P.L.C...............................  15,404,835             126,775,678                1.1%
#     HSBC Holdings P.L.C., Sponsored ADR...............   2,714,621             111,543,777                0.9%
      Lloyds Banking Group P.L.C........................ 178,022,807             129,910,115                1.1%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   2,913,977             184,134,183                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,006,785             197,575,842                1.6%
      Vodafone Group P.L.C..............................  58,351,986             109,733,134                0.9%
      Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              75,932,040                0.6%
      Other Securities..................................                         373,138,261                3.2%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,929,056,289               15.9%
                                                                             ---------------              -----
UNITED STATES -- (0.3%)
      Other Security....................................                          39,695,031                0.3%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      11,839,128,370               97.4%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG.....................................     689,777             115,884,550                0.9%
      Other Securities..................................                          27,206,644                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         143,091,194                1.2%
                                                                             ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                           1,450,636                0.0%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES.............................                      11,983,670,200
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@(S)  DFA Short Term Investment Fund....................  42,184,239             488,071,641                4.0%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,252,986,071)................................                     $12,471,741,841              102.6%
                                                                             ===============              =====

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................    44      12/21/18  $4,270,354 $3,987,500   $(282,854)

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
S&P 500(R)/ /Emini Index..........................    714     12/21/18  $103,294,447 $ 96,786,270  $(6,508,177)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $107,564,801 $100,773,770  $(6,791,031)
                                                                        ============ ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             --------------  --------------- ------- ---------------
Common Stocks
   Australia................................................ $    3,012,806  $   678,651,529   --    $   681,664,335
   Austria..................................................             --        6,092,849   --          6,092,849
   Belgium..................................................             --      131,301,630   --        131,301,630
   Canada...................................................    989,400,908               --   --        989,400,908
   Denmark..................................................             --      186,467,098   --        186,467,098
   Finland..................................................             --      124,986,171   --        124,986,171
   France...................................................             --    1,230,370,700   --      1,230,370,700
   Germany..................................................     60,592,679      770,359,829   --        830,952,508
   Hong Kong................................................             --      344,005,710   --        344,005,710
   Ireland..................................................      5,917,554       29,795,505   --         35,713,059
   Israel...................................................             --       51,577,567   --         51,577,567
   Italy....................................................     28,028,937      176,509,525   --        204,538,462
   Japan....................................................     59,798,491    2,741,577,183   --      2,801,375,674
   Netherlands..............................................     33,222,497      406,141,835   --        439,364,332
   New Zealand..............................................             --       20,194,780   --         20,194,780
   Norway...................................................        237,360      109,398,869   --        109,636,229
   Portugal.................................................             --        4,861,587   --          4,861,587
   Singapore................................................             --      118,142,676   --        118,142,676
   South Africa.............................................             --        5,340,658   --          5,340,658
   Spain....................................................        336,655      287,383,136   --        287,719,791
   Sweden...................................................             --      309,182,641   --        309,182,641
   Switzerland..............................................     71,828,555      885,659,130   --        957,487,685
   United Kingdom...........................................  1,009,984,667      919,071,622   --      1,929,056,289
   United States............................................     39,695,031               --   --         39,695,031
Preferred Stocks
   Germany..................................................             --      143,091,194   --        143,091,194
Rights/Warrants
   Spain....................................................             --        1,450,636   --          1,450,636
Securities Lending Collateral...............................             --      488,071,641   --        488,071,641
Futures Contracts**.........................................     (6,791,031)              --   --         (6,791,031)
                                                             --------------  ---------------   --    ---------------
TOTAL....................................................... $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                                                             ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
COMMUNICATION SERVICES -- (2.9%)
    Other Securities.................................................                    $116,578,489                 3.0%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (17.7%)
    Aoyama Trading Co., Ltd..........................................   324,200             9,808,171                 0.3%
    Autobacs Seven Co., Ltd..........................................   530,000             8,529,901                 0.2%
#   Colowide Co., Ltd................................................   350,600             8,536,631                 0.2%
    Wacoal Holdings Corp.............................................   364,700            10,055,102                 0.3%
    Other Securities.................................................                     676,136,370                17.6%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     713,066,175                18.6%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.6%)
    Maruha Nichiro Corp..............................................   274,907             9,952,175                 0.3%
    Megmilk Snow Brand Co., Ltd......................................   358,200             8,379,194                 0.2%
    Nippon Suisan Kaisha, Ltd........................................ 2,140,300            13,671,543                 0.4%
    Sapporo Holdings, Ltd............................................   472,400             8,763,286                 0.2%
    Other Securities.................................................                     262,996,152                 6.8%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     303,762,350                 7.9%
                                                                                         ------------                ----
ENERGY -- (0.8%)
    Other Securities.................................................                      29,926,156                 0.8%
                                                                                         ------------                ----
FINANCIALS -- (8.2%)
    77 Bank, Ltd. (The)..............................................   496,152            10,248,303                 0.3%
    Daishi Hokuetsu Financial Group, Inc.............................   280,800            10,103,674                 0.3%
    Hokuhoku Financial Group, Inc....................................   837,000            10,369,291                 0.3%
    Jafco Co., Ltd...................................................   233,300             8,989,108                 0.2%
    Other Securities.................................................                     291,759,588                 7.6%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     331,469,964                 8.7%
                                                                                         ------------                ----
HEALTH CARE -- (5.1%)
    Mani, Inc........................................................   182,700             8,395,754                 0.2%
    Miraca Holdings, Inc.............................................   413,600            10,068,684                 0.3%
    Nipro Corp.......................................................   667,500             8,500,090                 0.2%
    Ship Healthcare Holdings, Inc....................................   292,000            10,557,506                 0.3%
#   Toho Holdings Co., Ltd...........................................   367,200             9,619,560                 0.3%
    Other Securities.................................................                     157,559,266                 4.0%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     204,700,860                 5.3%
                                                                                         ------------                ----
INDUSTRIALS -- (27.2%)
    GS Yuasa Corp....................................................   417,599             8,572,136                 0.2%
    Hanwa Co., Ltd...................................................   255,300             8,360,820                 0.2%
    Hazama Ando Corp................................................. 1,328,800             9,175,851                 0.2%
#   Iwatani Corp.....................................................   264,600             9,346,753                 0.3%
#*  Kawasaki Kisen Kaisha, Ltd.......................................   640,100             8,529,652                 0.2%
    Kokuyo Co., Ltd..................................................   558,125             8,810,923                 0.2%
    Maeda Road Construction Co., Ltd.................................   460,200             8,382,048                 0.2%
*   Mitsui E&S Holdings Co., Ltd.....................................   563,200             9,457,332                 0.3%
    Nichias Corp.....................................................   440,500             9,598,574                 0.3%
    Nikkon Holdings Co., Ltd.........................................   436,100            10,538,138                 0.3%
    Nishimatsu Construction Co., Ltd.................................   392,400             9,147,000                 0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
#     Nishi-Nippon Railroad Co., Ltd....................    407,700         $   10,087,015                 0.3%
      Nisshinbo Holdings, Inc...........................  1,109,780             12,217,161                 0.3%
      OKUMA Corp........................................    178,900              8,932,577                 0.2%
      OSG Corp..........................................    421,100              8,689,012                 0.2%
      Penta-Ocean Construction Co., Ltd.................  2,073,400             12,404,450                 0.3%
      SMS Co., Ltd......................................    490,700              8,230,204                 0.2%
#     Trusco Nakayama Corp..............................    335,300              8,460,218                 0.2%
      Ushio, Inc........................................    787,200              9,497,959                 0.3%
      Other Securities..................................                       916,424,147                24.0%
                                                                            --------------               -----
TOTAL INDUSTRIALS.......................................                     1,094,861,970                28.6%
                                                                            --------------               -----
INFORMATION TECHNOLOGY -- (12.4%)
      Amano Corp........................................    438,200              9,317,651                 0.3%
      Ibiden Co., Ltd...................................    810,078             10,002,971                 0.3%
      NET One Systems Co., Ltd..........................    545,000             11,410,271                 0.3%
      Oki Electric Industry Co., Ltd....................    627,500              8,588,853                 0.2%
      Topcon Corp.......................................    773,000             11,231,567                 0.3%
      Ulvac, Inc........................................    284,500              9,265,412                 0.3%
      Other Securities..................................                       437,303,933                11.3%
                                                                            --------------               -----
TOTAL INFORMATION TECHNOLOGY............................                       497,120,658                13.0%
                                                                            --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp........................................    624,400              9,250,940                 0.2%
      Dowa Holdings Co., Ltd............................    373,500             10,870,056                 0.3%
      Mitsui Mining & Smelting Co., Ltd.................    433,400             12,279,380                 0.3%
      Nippon Light Metal Holdings Co., Ltd..............  4,216,200              8,890,260                 0.2%
#     Nippon Paper Industries Co., Ltd..................    587,400             10,642,418                 0.3%
#     Sumitomo Osaka Cement Co., Ltd....................    275,499             10,235,593                 0.3%
      Toyobo Co., Ltd...................................    633,400              9,002,787                 0.2%
      Other Securities..................................                       328,680,752                 8.6%
                                                                            --------------               -----
TOTAL MATERIALS.........................................                       399,852,186                10.4%
                                                                            --------------               -----
REAL ESTATE -- (1.7%)
      Other Securities..................................                        68,635,236                 1.8%
                                                                            --------------               -----
UTILITIES -- (1.1%)
*     Hokuriku Electric Power Co........................    935,100              8,711,001                 0.2%
      Other Securities..................................                        33,988,686                 0.9%
                                                                            --------------               -----
TOTAL UTILITIES.........................................                        42,699,687                 1.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     3,802,673,731                99.2%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                            75,349                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     3,802,749,080
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
@(S)  DFA Short Term Investment Fund.................... 18,866,285            218,282,913                 5.7%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,609,227,762).................................                    $4,021,031,993               104.9%
                                                                            ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Common Stocks
   Communication Services...................................          -- $  116,578,489   --    $  116,578,489
   Consumer Discretionary................................... $ 6,321,241    706,744,934   --       713,066,175
   Consumer Staples.........................................          --    303,762,350   --       303,762,350
   Energy...................................................          --     29,926,156   --        29,926,156
   Financials...............................................  10,103,674    321,366,290   --       331,469,964
   Health Care..............................................          --    204,700,860   --       204,700,860
   Industrials..............................................          --  1,094,861,970   --     1,094,861,970
   Information Technology...................................     486,572    496,634,086   --       497,120,658
   Materials................................................     507,983    399,344,203   --       399,852,186
   Real Estate..............................................          --     68,635,236   --        68,635,236
   Utilities................................................          --     42,699,687   --        42,699,687
Rights/Warrants
   Financials...............................................          --         75,349   --            75,349
Securities Lending Collateral...............................          --    218,282,913   --       218,282,913
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $17,419,470 $4,003,612,523   --    $4,021,031,993
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (52.6%)
    Adelaide Brighton, Ltd...........................................  3,004,912          $ 12,086,193                 0.7%
    ALS, Ltd.........................................................  2,494,939            14,468,701                 0.8%
    Altium, Ltd......................................................    879,028            13,703,502                 0.8%
    Ansell, Ltd......................................................    896,383            14,778,046                 0.9%
    Atlas Arteria, Ltd...............................................  2,965,825            14,366,965                 0.8%
#   Bapcor, Ltd......................................................  1,945,254             9,436,542                 0.6%
    Beach Energy, Ltd................................................ 14,720,311            18,335,566                 1.1%
#   Blackmores, Ltd..................................................    100,980             8,707,549                 0.5%
    carsales.com, Ltd................................................  1,702,940            14,760,322                 0.9%
    Cleanaway Waste Management, Ltd.................................. 13,728,372            17,549,486                 1.0%
    Costa Group Holdings, Ltd........................................  2,167,448             9,391,202                 0.5%
    CSR, Ltd.........................................................  3,957,955             9,928,634                 0.6%
    Downer EDI, Ltd..................................................  4,034,426            19,862,919                 1.2%
    DuluxGroup, Ltd..................................................  3,101,823            16,304,563                 0.9%
    Fairfax Media, Ltd............................................... 19,821,806             9,020,829                 0.5%
    GrainCorp, Ltd., Class A.........................................  1,735,655            10,146,181                 0.6%
    GUD Holdings, Ltd................................................    992,918             8,705,318                 0.5%
#   Independence Group NL............................................  3,149,458             9,040,777                 0.5%
#   IOOF Holdings, Ltd...............................................  2,401,762            11,616,624                 0.7%
#   IRESS, Ltd.......................................................  1,180,608             9,095,282                 0.5%
#   JB Hi-Fi, Ltd....................................................    963,999            15,708,593                 0.9%
    Link Administration Holdings, Ltd................................  2,679,433            14,278,991                 0.8%
#   Metcash, Ltd.....................................................  7,046,948            13,772,950                 0.8%
    Mineral Resources, Ltd...........................................  1,216,344            12,342,112                 0.7%
    nib holdings, Ltd................................................  3,342,132            13,155,941                 0.8%
    Northern Star Resources, Ltd.....................................  3,310,960            20,684,301                 1.2%
    Orora, Ltd.......................................................  8,074,313            19,242,479                 1.1%
    OZ Minerals, Ltd.................................................  2,477,965            15,896,021                 0.9%
    Pendal Group, Ltd................................................  1,659,644             9,596,011                 0.6%
#   Perpetual, Ltd...................................................    374,045             9,200,195                 0.5%
    Premier Investments, Ltd.........................................    778,124             9,071,992                 0.5%
    Regis Resources, Ltd.............................................  3,602,454            10,806,393                 0.6%
*   Saracen Mineral Holdings, Ltd....................................  7,310,283            12,750,641                 0.7%
    Sims Metal Management, Ltd.......................................  1,382,214            11,083,430                 0.6%
    Spark Infrastructure Group....................................... 11,690,859            19,060,125                 1.1%
    St Barbara, Ltd..................................................  4,256,889            12,566,295                 0.7%
    Steadfast Group, Ltd.............................................  5,573,447            11,752,512                 0.7%
    WorleyParsons, Ltd...............................................  1,206,057            12,474,529                 0.7%
    Other Securities.................................................                      463,227,619                26.9%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      957,976,331                55.4%
                                                                                          ------------                ----
HONG KONG -- (26.1%)
    Dah Sing Financial Holdings, Ltd.................................  1,691,344             9,079,052                 0.5%
    HKBN, Ltd........................................................  6,627,000             9,948,969                 0.6%
    Hopewell Holdings, Ltd...........................................  3,604,500            11,137,195                 0.7%
    IGG, Inc......................................................... 12,806,000            13,575,737                 0.8%
    Luk Fook Holdings International, Ltd.............................  3,976,000            13,119,437                 0.8%
    Vitasoy International Holdings, Ltd..............................  5,049,000            16,095,738                 0.9%
    VTech Holdings, Ltd..............................................  1,282,800            15,070,877                 0.9%
    Other Securities.................................................                      387,552,662                22.3%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      475,579,667                27.5%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
NEW ZEALAND --  (5.6%)
#     Chorus, Ltd.......................................  2,823,444         $    8,760,943                 0.5%
      Mainfreight, Ltd..................................    511,030              9,485,688                 0.5%
      SKYCITY Entertainment Group, Ltd..................  4,690,050             11,745,722                 0.7%
      Other Securities..................................                        72,378,490                 4.2%
                                                                            --------------               -----
TOTAL NEW ZEALAND.......................................                       102,370,843                 5.9%
                                                                            --------------               -----
SINGAPORE --  (10.1%)
      Singapore Post, Ltd............................... 11,582,300              8,719,649                 0.5%
      Other Securities..................................                       175,063,588                10.1%
                                                                            --------------               -----
TOTAL SINGAPORE.........................................                       183,783,237                10.6%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     1,719,710,078                99.4%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     1,719,710,078
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL --  (5.6%)
@(S)  DFA Short Term Investment Fund....................  8,839,135            102,268,796                 5.9%
                                                                            --------------               -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,916,994,035).................................                    $1,821,978,874               105.3%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ---------- -------------- ------- --------------
Common Stocks
   Australia................................................         -- $  957,976,331     --  $  957,976,331
   Hong Kong................................................ $  536,014    475,043,653     --     475,579,667
   New Zealand..............................................  1,363,964    101,006,879     --     102,370,843
   Singapore................................................    370,655    183,412,582     --     183,783,237
Securities Lending Collateral...............................         --    102,268,796     --     102,268,796
                                                             ---------- -------------- ------  --------------
TOTAL....................................................... $2,270,633 $1,819,708,241     --  $1,821,978,874
                                                             ========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (6.5%)
    Auto Trader Group P.L.C..........................................  6,021,823          $ 31,466,198               1.4%
    Cineworld Group P.L.C............................................  6,322,429            23,767,460               1.1%
    Daily Mail & General Trust P.L.C., Class A.......................  1,699,883            15,176,710               0.7%
    Other Securities.................................................                       72,380,139               3.3%
                                                                                          ------------              ----
TOTAL COMMUNICATION SERVICES.........................................                      142,790,507               6.5%
                                                                                          ------------              ----
CONSUMER DISCRETIONARY -- (20.6%)
    B&M European Value Retail SA.....................................  5,329,350            28,358,811               1.3%
    Bellway P.L.C....................................................    839,178            30,779,041               1.4%
    Bovis Homes Group P.L.C..........................................  1,135,408            14,033,598               0.6%
    Greene King P.L.C................................................  2,728,082            16,789,690               0.8%
    Inchcape P.L.C...................................................  2,896,356            20,004,211               0.9%
    Merlin Entertainments P.L.C......................................  4,338,517            17,917,207               0.8%
*   Ocado Group P.L.C................................................  2,765,277            30,182,185               1.4%
    SSP Group P.L.C..................................................  2,882,681            24,577,258               1.1%
    WH Smith P.L.C...................................................    697,855            17,346,819               0.8%
    William Hill P.L.C...............................................  5,838,359            15,694,600               0.7%
    Other Securities.................................................                      237,856,061              10.9%
                                                                                          ------------              ----
TOTAL CONSUMER DISCRETIONARY.........................................                      453,539,481              20.7%
                                                                                          ------------              ----
CONSUMER STAPLES -- (4.7%)
    Britvic P.L.C....................................................  1,623,694            16,392,263               0.7%
    Tate & Lyle P.L.C................................................  3,470,820            29,842,389               1.4%
    Other Securities.................................................                       57,601,564               2.6%
                                                                                          ------------              ----
TOTAL CONSUMER STAPLES...............................................                      103,836,216               4.7%
                                                                                          ------------              ----
ENERGY -- (5.0%)
    John Wood Group P.L.C............................................  2,672,479            24,357,624               1.1%
*   Tullow Oil P.L.C.................................................  9,184,155            26,349,926               1.2%
    Other Securities.................................................                       58,439,497               2.7%
                                                                                          ------------              ----
TOTAL ENERGY.........................................................                      109,147,047               5.0%
                                                                                          ------------              ----
FINANCIALS -- (16.2%)
    Beazley P.L.C....................................................  3,286,678            22,067,924               1.0%
    Close Brothers Group P.L.C.......................................    976,050            18,332,330               0.8%
    CYBG P.L.C.......................................................  6,020,590            20,685,533               0.9%
    Hiscox, Ltd......................................................  1,516,229            31,495,717               1.4%
    IG Group Holdings P.L.C..........................................  2,325,115            17,950,224               0.8%
    Intermediate Capital Group P.L.C.................................  1,852,823            22,503,673               1.0%
    Jardine Lloyd Thompson Group P.L.C...............................    809,362            19,503,096               0.9%
    Man Group P.L.C.................................................. 10,998,653            21,822,503               1.0%
    NEX Group P.L.C..................................................  1,743,102            25,279,326               1.2%
    Phoenix Group Holdings...........................................  3,125,763            24,025,049               1.1%
    Other Securities.................................................                      132,703,616               6.2%
                                                                                          ------------              ----
TOTAL FINANCIALS.....................................................                      356,368,991              16.3%
                                                                                          ------------              ----
HEALTH CARE -- (3.1%)
*   BTG P.L.C........................................................  2,027,017            14,278,983               0.7%
    Hikma Pharmaceuticals P.L.C......................................    709,610            17,211,561               0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................                    $   37,660,114                1.7%
                                                                                         --------------               ----
TOTAL HEALTH CARE....................................................                        69,150,658                3.2%
                                                                                         --------------               ----
INDUSTRIALS -- (26.1%)
    Aggreko P.L.C....................................................  1,503,944             16,482,453                0.8%
    Babcock International Group P.L.C................................  2,386,069             18,607,071                0.9%
    Balfour Beatty P.L.C.............................................  4,353,036             14,624,025                0.7%
    BBA Aviation P.L.C...............................................  7,229,201             22,169,451                1.0%
*   Cobham P.L.C..................................................... 13,770,449             18,902,012                0.9%
    Hays P.L.C....................................................... 10,095,835             21,142,022                1.0%
    HomeServe P.L.C..................................................  1,796,181             21,804,263                1.0%
    Howden Joinery Group P.L.C.......................................  4,514,716             27,032,776                1.2%
    IMI P.L.C........................................................  1,718,223             21,784,421                1.0%
    Meggitt P.L.C....................................................  5,004,804             33,860,533                1.6%
    National Express Group P.L.C.....................................  2,749,825             14,050,708                0.6%
    Pagegroup P.L.C..................................................  2,363,699             15,151,252                0.7%
    Rotork P.L.C.....................................................  5,593,291             21,417,382                1.0%
    Travis Perkins P.L.C.............................................  1,526,689             21,562,494                1.0%
    Other Securities.................................................                       287,347,232               12.9%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       575,938,095               26.3%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (5.6%)
    Electrocomponents P.L.C..........................................  3,256,497             25,783,135                1.2%
    Spectris P.L.C...................................................    723,646             19,798,756                0.9%
    Other Securities.................................................                        78,470,162                3.6%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       124,052,053                5.7%
                                                                                         --------------               ----
MATERIALS -- (6.2%)
    RPC Group P.L.C..................................................  2,589,442             25,239,745                1.2%
    Victrex P.L.C....................................................    634,126             21,450,080                1.0%
    Other Securities.................................................                        89,277,442                4.0%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       135,967,267                6.2%
                                                                                         --------------               ----
REAL ESTATE -- (2.7%)
    Capital & Counties Properties P.L.C..............................  4,642,681             14,813,146                0.7%
    Other Securities.................................................                        45,199,144                2.0%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        60,012,290                2.7%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Drax Group P.L.C.................................................  2,899,857             14,853,691                0.7%
    Pennon Group P.L.C...............................................  2,715,100             25,865,566                1.2%
    Other Securities.................................................                         6,685,437                0.3%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,404,694                2.2%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,178,207,299               99.5%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            39,022                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                     2,178,246,321
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL --  (1.2%)
@(S)  DFA Short Term Investment Fund................................... 2,207,404 $   25,539,665        1.2%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,157,526,564)................................................           $2,203,785,986      100.7%
                                                                                  ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Common Stocks
   Communication Services...................................   --    $  142,790,507   --    $  142,790,507
   Consumer Discretionary...................................   --       453,539,481   --       453,539,481
   Consumer Staples.........................................   --       103,836,216   --       103,836,216
   Energy...................................................   --       109,147,047   --       109,147,047
   Financials...............................................   --       356,368,991   --       356,368,991
   Health Care..............................................   --        69,150,658   --        69,150,658
   Industrials..............................................   --       575,938,095   --       575,938,095
   Information Technology...................................   --       124,052,053   --       124,052,053
   Materials................................................   --       135,967,267   --       135,967,267
   Real Estate..............................................   --        60,012,290   --        60,012,290
   Utilities................................................   --        47,404,694   --        47,404,694
Preferred Stocks
   Consumer Staples.........................................   --            39,022   --            39,022
Securities Lending Collateral...............................   --        25,539,665   --        25,539,665
                                                               --    --------------   --    --------------
TOTAL.......................................................   --    $2,203,785,986   --    $2,203,785,986
                                                               ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (89.5%)
AUSTRIA -- (2.8%)
    ANDRITZ AG.......................................................   447,429          $ 23,181,306                 0.4%
    Other Securities.................................................                     146,265,159                 2.7%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     169,446,465                 3.1%
                                                                                         ------------                ----
BELGIUM -- (3.6%)
    Ackermans & van Haaren NV........................................   156,548            24,646,516                 0.5%
*   Galapagos NV.....................................................   220,186            22,621,528                 0.4%
    Umicore SA.......................................................   425,457            20,027,502                 0.4%
    Other Securities.................................................                     148,933,329                 2.7%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     216,228,875                 4.0%
                                                                                         ------------                ----
DENMARK -- (5.4%)
    Ambu A.S., Class B............................................... 1,079,783            22,493,703                 0.4%
    GN Store Nord A.S................................................   935,887            39,699,067                 0.7%
    ISS A.S..........................................................   582,591            19,132,966                 0.4%
    Jyske Bank A.S...................................................   491,188            20,055,672                 0.4%
    Royal Unibrew A.S................................................   364,385            25,857,570                 0.5%
    SimCorp A.S......................................................   284,735            21,923,197                 0.4%
    Topdanmark A.S...................................................   491,266            23,351,623                 0.4%
    Other Securities.................................................                     150,298,788                 2.8%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     322,812,586                 6.0%
                                                                                         ------------                ----
FINLAND -- (6.2%)
    Amer Sports Oyj..................................................   843,708            31,362,132                 0.6%
    Elisa Oyj........................................................   520,670            20,715,389                 0.4%
#   Huhtamaki Oyj....................................................   703,421            19,722,121                 0.4%
    Kesko Oyj, Class B...............................................   514,318            30,037,493                 0.6%
    Metso Oyj........................................................   776,014            24,500,237                 0.5%
    Nokian Renkaat Oyj...............................................   840,330            26,729,512                 0.5%
    Orion Oyj, Class B...............................................   609,509            20,966,688                 0.4%
    Valmet Oyj.......................................................   919,512            20,936,249                 0.4%
    Other Securities.................................................                     174,883,331                 3.0%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     369,853,152                 6.8%
                                                                                         ------------                ----
FRANCE -- (11.3%)
    Edenred..........................................................   734,903            27,877,180                 0.5%
    Euronext NV......................................................   334,230            20,565,988                 0.4%
    Eutelsat Communications SA....................................... 1,153,248            23,358,563                 0.4%
    Ingenico Group SA................................................   412,072            29,164,382                 0.5%
    Lagardere SCA....................................................   778,374            21,276,640                 0.4%
    Rexel SA......................................................... 2,158,941            27,520,701                 0.5%
    Rubis SCA........................................................   600,204            30,966,985                 0.6%
    Teleperformance..................................................   144,931            23,868,988                 0.5%
    Other Securities.................................................                     468,134,707                 8.6%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     672,734,134                12.4%
                                                                                         ------------                ----
GERMANY -- (14.4%)
    Freenet AG.......................................................   921,900            20,736,172                 0.4%
    Hugo Boss AG.....................................................   456,778            32,642,934                 0.6%
#   K+S AG........................................................... 1,437,309            26,765,532                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Lanxess AG.......................................................   427,092          $ 26,436,018                 0.5%
    LEG Immobilien AG................................................   324,194            35,437,322                 0.7%
    Nemetschek SE....................................................   144,235            18,960,783                 0.4%
    Rheinmetall AG...................................................   298,579            25,840,127                 0.5%
    TAG Immobilien AG................................................   934,395            21,315,539                 0.4%
    Other Securities.................................................                     653,862,145                11.9%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     861,996,572                15.9%
                                                                                         ------------                ----
IRELAND -- (1.0%)
    Kingspan Group P.L.C.............................................   438,083            19,033,686                 0.4%
    Other Securities.................................................                      41,773,237                 0.7%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      60,806,923                 1.1%
                                                                                         ------------                ----
ISRAEL -- (2.6%)
    Other Securities.................................................                     156,740,580                 2.9%
                                                                                         ------------                ----
ITALY -- (8.9%)
*   Saipem SpA....................................................... 4,217,382            23,063,725                 0.4%
#   Unione di Banche Italiane SpA.................................... 7,724,232            23,575,581                 0.4%
    Other Securities.................................................                     488,065,418                 9.1%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                     534,704,724                 9.9%
                                                                                         ------------                ----
NETHERLANDS -- (6.0%)
    Aalberts Industries NV...........................................   704,568            25,828,121                 0.5%
#   Boskalis Westminster.............................................   654,419            18,816,387                 0.4%
    IMCD NV..........................................................   298,658            20,252,701                 0.4%
    Koninklijke Vopak NV.............................................   443,568            20,059,502                 0.4%
    SBM Offshore NV.................................................. 1,292,245            22,265,899                 0.4%
    Other Securities.................................................                     251,402,301                 4.5%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                     358,624,911                 6.6%
                                                                                         ------------                ----
NORWAY -- (2.4%)
    Other Securities.................................................                     143,504,930                 2.6%
                                                                                         ------------                ----
PORTUGAL -- (1.1%)
    Other Securities.................................................                      66,870,212                 1.2%
                                                                                         ------------                ----
SPAIN -- (5.8%)
    Cellnex Telecom SA............................................... 1,049,614            26,110,496                 0.5%
    Enagas SA........................................................ 1,198,599            31,779,001                 0.6%
    Other Securities.................................................                     285,664,491                 5.2%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                     343,553,988                 6.3%
                                                                                         ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                     427,579,156                 7.9%
                                                                                         ------------                ----
SWITZERLAND -- (10.7%)
    Georg Fischer AG.................................................    28,198            26,233,883                 0.5%
    Helvetia Holding AG..............................................    49,892            30,560,119                 0.6%
    PSP Swiss Property AG............................................   288,164            27,804,076                 0.5%
    Sunrise Communications Group AG..................................   247,924            21,822,731                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................                    $  534,676,680                 9.8%
                                                                            --------------               -----
TOTAL SWITZERLAND.......................................                       641,097,489                11.8%
                                                                            --------------               -----
UNITED KINGDOM -- (0.1%)
      Other Security....................................                         3,245,372                 0.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     5,349,800,069                98.6%
                                                                            --------------               -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Other Securities..................................                        36,737,960                 0.7%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                           529,911                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     5,387,067,940
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (9.9%)
@(S)  DFA Short Term Investment Fund.................... 50,963,280            589,645,153                10.9%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,396,620,915).................................                    $5,976,713,093               110.2%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                   ----------- ------------ ------- ------------
Common Stocks
   Austria........................................          -- $169,446,465   --    $169,446,465
   Belgium........................................ $ 9,566,655  206,662,220   --     216,228,875
   Denmark........................................          --  322,812,586   --     322,812,586
   Finland........................................          --  369,853,152   --     369,853,152
   France.........................................          --  672,734,134   --     672,734,134
   Germany........................................          --  861,996,572   --     861,996,572
   Ireland........................................          --   60,806,923   --      60,806,923
   Israel.........................................     886,593  155,853,987   --     156,740,580
   Italy..........................................          --  534,704,724   --     534,704,724
   Netherlands....................................  13,210,242  345,414,669   --     358,624,911
   Norway.........................................          --  143,504,930   --     143,504,930
   Portugal.......................................          --   66,870,212   --      66,870,212
   Spain..........................................          --  343,553,988   --     343,553,988
   Sweden.........................................     961,312  426,617,844   --     427,579,156
   Switzerland....................................          --  641,097,489   --     641,097,489
   United Kingdom.................................          --    3,245,372   --       3,245,372
Preferred Stocks
   Germany........................................          --   36,737,960   --      36,737,960
Rights/Warrants
Norway............................................          --       61,026   --          61,026
Spain.............................................          --      410,150   --         410,150

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
   Sweden...................................................          -- $       58,735   --    $       58,735
Securities Lending Collateral...............................          --    589,645,153   --       589,645,153
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $24,624,802 $5,952,088,291   --    $5,976,713,093
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (88.1%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc....................................................   389,686          $ 10,742,303                 0.9%
    Other Securities.................................................                      16,600,688                 1.5%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      27,342,991                 2.4%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (5.2%)
*   Great Canadian Gaming Corp.......................................   395,819            12,748,472                 1.1%
    Linamar Corp.....................................................   293,286            12,144,039                 1.1%
    Other Securities.................................................                      43,111,848                 3.7%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      68,004,359                 5.9%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.7%)
    Cott Corp........................................................   886,570            13,347,881                 1.2%
    Maple Leaf Foods, Inc............................................   418,116             9,509,205                 0.8%
    North West Co., Inc. (The).......................................   377,836             8,237,224                 0.7%
    Premium Brands Holdings Corp.....................................   175,712            11,816,463                 1.0%
    Other Securities.................................................                      18,457,764                 1.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      61,368,537                 5.3%
                                                                                         ------------                ----
ENERGY -- (19.4%)
#*  Baytex Energy Corp............................................... 3,627,429             7,412,194                 0.7%
    Enerplus Corp.................................................... 1,620,219            15,076,670                 1.3%
    Gibson Energy, Inc...............................................   526,901             8,341,082                 0.7%
*   Gran Tierra Energy, Inc.......................................... 2,881,425             8,820,800                 0.8%
#*  MEG Energy Corp.................................................. 1,549,736            12,396,004                 1.1%
*   Parex Resources, Inc............................................. 1,004,921            14,633,549                 1.3%
#   Parkland Fuel Corp...............................................   549,825            18,464,631                 1.6%
#   Peyto Exploration & Development Corp............................. 1,016,614             8,293,847                 0.7%
#   Secure Energy Services, Inc...................................... 1,113,316             7,256,068                 0.6%
    ShawCor, Ltd.....................................................   417,375             7,571,055                 0.7%
    Whitecap Resources, Inc.......................................... 2,879,377            14,085,752                 1.2%
    Other Securities.................................................                     129,525,760                11.3%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     251,877,412                22.0%
                                                                                         ------------                ----
FINANCIALS -- (8.3%)
#   Canadian Western Bank............................................   625,580            14,550,693                 1.3%
#   Element Fleet Management Corp.................................... 2,029,664            11,948,723                 1.0%
#   Genworth MI Canada, Inc..........................................   313,480            10,289,392                 0.9%
#   Laurentian Bank of Canada........................................   300,158             9,475,914                 0.8%
    TMX Group, Ltd...................................................   180,578            11,356,339                 1.0%
    Other Securities.................................................                      49,652,960                 4.4%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     107,274,021                 9.4%
                                                                                         ------------                ----
HEALTH CARE -- (1.2%)
    Other Securities.................................................                      16,062,725                 1.4%
                                                                                         ------------                ----
INDUSTRIALS -- (10.9%)
*   ATS Automation Tooling Systems, Inc..............................   529,030             7,780,030                 0.7%
#   NFI Group, Inc...................................................   371,520            12,533,103                 1.1%
    Russel Metals, Inc...............................................   424,396             7,846,708                 0.7%
    Stantec, Inc.....................................................   606,624            15,787,108                 1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    TFI International, Inc...........................................   570,089         $   18,971,931                1.6%
    Transcontinental, Inc., Class A..................................   507,476              8,353,530                0.7%
    Other Securities.................................................                       69,472,105                6.1%
                                                                                        --------------               ----
TOTAL INDUSTRIALS....................................................                      140,744,515               12.3%
                                                                                        --------------               ----
INFORMATION TECHNOLOGY -- (4.2%)
*   Celestica, Inc...................................................   768,923              7,978,646                0.7%
*   Descartes Systems Group, Inc. (The)..............................   434,588             13,297,280                1.2%
*   Kinaxis, Inc.....................................................   160,274             10,820,884                1.0%
    Other Securities.................................................                       22,548,216                1.9%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       54,645,026                4.8%
                                                                                        --------------               ----
MATERIALS -- (22.7%)
    Alamos Gold, Inc., Class A....................................... 2,679,504             10,706,209                0.9%
*   B2Gold Corp...................................................... 6,592,719             16,275,845                1.4%
*   Detour Gold Corp................................................. 1,130,078              8,335,339                0.7%
#*  Endeavour Mining Corp............................................   476,720              7,311,307                0.6%
*   IAMGOLD Corp..................................................... 3,238,297             11,118,616                1.0%
#   Labrador Iron Ore Royalty Corp...................................   423,456              9,199,621                0.8%
    Nevsun Resources, Ltd............................................ 2,058,709              9,148,428                0.8%
#   OceanaGold Corp.................................................. 3,947,774             11,365,463                1.0%
    Pan American Silver Corp......................................... 1,053,915             15,523,120                1.4%
*   SSR Mining, Inc..................................................   826,105              8,095,070                0.7%
#   Stella-Jones, Inc................................................   323,806             10,370,057                0.9%
    Yamana Gold, Inc................................................. 6,738,268             15,304,357                1.3%
    Other Securities.................................................                      161,282,726               14.1%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      294,036,158               25.6%
                                                                                        --------------               ----
REAL ESTATE -- (3.9%)
    Colliers International Group, Inc................................   222,402             15,103,300                1.3%
    FirstService Corp................................................   193,886             14,224,247                1.2%
    Other Securities.................................................                       21,539,052                1.9%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       50,866,599                4.4%
                                                                                        --------------               ----
UTILITIES -- (5.5%)
    Capital Power Corp...............................................   692,120             14,363,416                1.3%
    Northland Power, Inc.............................................   694,905             10,689,222                0.9%
    Superior Plus Corp............................................... 1,140,753             10,251,136                0.9%
    TransAlta Corp................................................... 1,877,409              9,911,499                0.9%
    Other Securities.................................................                       26,654,004                2.3%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       71,869,277                6.3%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,144,091,620               99.8%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                            2,498                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                    1,144,094,118
                                                                                        --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.9%)
@(S)  DFA Short Term Investment Fund................................... 13,314,106 $  154,044,207       13.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,577,242,207)................................................            $1,298,138,325      113.2%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $   27,342,991           --     --  $   27,342,991
   Consumer Discretionary...................................     67,997,479 $      6,880     --      68,004,359
   Consumer Staples.........................................     61,368,537           --     --      61,368,537
   Energy...................................................    251,877,403            9     --     251,877,412
   Financials...............................................    107,274,021           --     --     107,274,021
   Health Care..............................................     16,062,725           --     --      16,062,725
   Industrials..............................................    140,744,515           --     --     140,744,515
   Information Technology...................................     54,645,026           --     --      54,645,026
   Materials................................................    294,035,468          690     --     294,036,158
   Real Estate..............................................     50,866,599           --     --      50,866,599
   Utilities................................................     71,869,277           --     --      71,869,277
Rights/Warrants
   Energy...................................................             --        2,498     --           2,498
Securities Lending Collateral...............................             --  154,044,207     --     154,044,207
                                                             -------------- ------------ ------  --------------
TOTAL....................................................... $1,144,084,041 $154,054,284     --  $1,298,138,325
                                                             ============== ============ ======  ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
     Ambev SA, ADR...............................................  5,984,451          $ 25,912,673                 0.5%
     Petroleo Brasileiro SA......................................  2,706,971            22,054,376                 0.4%
     Petroleo Brasileiro SA, Sponsored ADR.......................  1,299,604            19,260,131                 0.4%
     Vale SA.....................................................  3,260,013            49,677,633                 0.9%
     Vale SA, Sponsored ADR......................................  1,665,739            25,152,651                 0.5%
     Other Securities............................................                      214,228,664                 3.8%
                                                                                      ------------                ----
TOTAL BRAZIL.....................................................                      356,286,128                 6.5%
                                                                                      ------------                ----
CHILE -- (1.3%)
     Other Securities............................................                       72,439,006                 1.3%
                                                                                      ------------                ----
CHINA -- (16.5%)
  *  Alibaba Group Holding, Ltd., Sponsored ADR..................    527,081            74,993,085                 1.4%
  *  Baidu, Inc., Sponsored ADR..................................    106,675            20,274,650                 0.4%
     China Construction Bank Corp., Class H...................... 41,584,590            32,999,317                 0.6%
     China Mobile, Ltd., Sponsored ADR...........................    902,501            42,011,422                 0.8%
     CNOOC, Ltd., Sponsored ADR..................................    104,426            17,674,100                 0.3%
     Industrial & Commercial Bank of China, Ltd., Class H........ 43,840,185            29,744,363                 0.5%
     Ping An Insurance Group Co. of China, Ltd., Class H.........  3,690,000            34,885,363                 0.6%
     Tencent Holdings, Ltd.......................................  3,704,000           126,896,300                 2.3%
     Other Securities............................................                      531,044,601                 9.7%
                                                                                      ------------                ----
TOTAL CHINA......................................................                      910,523,201                16.6%
                                                                                      ------------                ----
COLOMBIA -- (0.4%)
     Other Securities............................................                       24,550,668                 0.5%
                                                                                      ------------                ----
CZECH REPUBLIC -- (0.2%)
     Other Securities............................................                       10,527,316                 0.2%
                                                                                      ------------                ----
EGYPT -- (0.1%)
     Other Securities............................................                        6,642,640                 0.1%
                                                                                      ------------                ----
GREECE -- (0.3%)
     Other Securities............................................                       13,595,686                 0.3%
                                                                                      ------------                ----
HUNGARY -- (0.5%)
     Other Securities............................................                       25,919,646                 0.5%
                                                                                      ------------                ----
INDIA -- (12.5%)
     HDFC Bank, Ltd..............................................  1,383,984            35,827,777                 0.7%
     Hindustan Unilever, Ltd.....................................    992,915            21,735,775                 0.4%
     Housing Development Finance Corp., Ltd......................  1,388,536            33,180,190                 0.6%
     Infosys, Ltd................................................  3,610,458            33,342,563                 0.6%
     Infosys, Ltd., Sponsored ADR................................  1,695,776            16,058,999                 0.3%
     ITC, Ltd....................................................  4,651,620            17,551,954                 0.3%
     Reliance Industries, Ltd....................................  3,145,620            45,029,598                 0.8%
     Tata Consultancy Services, Ltd..............................  1,381,009            36,137,448                 0.7%
     Other Securities............................................                      451,573,426                 8.2%
                                                                                      ------------                ----
TOTAL INDIA......................................................                      690,437,730                12.6%
                                                                                      ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                       ---------- ------------------------------- ---------------
INDONESIA -- (2.5%)
          Other Securities............................................                     $139,829,513                 2.6%
                                                                                           ------------                ----
MALAYSIA -- (3.2%)
          Public Bank Bhd.............................................  3,656,014            21,506,227                 0.4%
          Other Securities............................................                      153,972,522                 2.8%
                                                                                           ------------                ----
TOTAL MALAYSIA........................................................                      175,478,749                 3.2%
                                                                                           ------------                ----
MEXICO -- (3.7%)
  #       America Movil S.A.B. de C.V................................. 48,207,854            34,862,633                 0.6%
          Wal-Mart de Mexico S.A.B. de C.V............................  7,198,435            18,406,051                 0.3%
          Other Securities............................................                      151,500,631                 2.8%
                                                                                           ------------                ----
TOTAL MEXICO..........................................................                      204,769,315                 3.7%
                                                                                           ------------                ----
PERU -- (0.3%)
          Other Securities............................................                       18,255,413                 0.3%
                                                                                           ------------                ----
PHILIPPINES -- (1.4%)
          Other Securities............................................                       75,206,261                 1.4%
                                                                                           ------------                ----
POLAND -- (1.6%)
          Other Securities............................................                       88,729,398                 1.6%
                                                                                           ------------                ----
RUSSIA -- (1.8%)
          Sberbank of Russia PJSC, Sponsored ADR......................  1,818,206            21,393,792                 0.4%
          Other Securities............................................                       78,634,155                 1.4%
                                                                                           ------------                ----
TOTAL RUSSIA..........................................................                      100,027,947                 1.8%
                                                                                           ------------                ----
SOUTH AFRICA -- (7.0%)
          Absa Group, Ltd.............................................  2,001,955            20,228,326                 0.4%
          FirstRand, Ltd..............................................  4,821,116            21,057,002                 0.4%
          MTN Group, Ltd..............................................  3,510,155            20,383,222                 0.4%
          Naspers, Ltd., Class N......................................    314,943            55,241,268                 1.0%
  #       Sasol, Ltd., Sponsored ADR..................................    771,710            25,096,009                 0.5%
          Standard Bank Group, Ltd....................................  2,064,368            22,871,578                 0.4%
          Other Securities............................................                      223,029,259                 4.0%
                                                                                           ------------                ----
TOTAL SOUTH AFRICA....................................................                      387,906,664                 7.1%
                                                                                           ------------                ----
SOUTH KOREA -- (16.2%)
          Hana Financial Group, Inc...................................    480,370            16,181,560                 0.3%
          NAVER Corp..................................................    188,950            19,028,084                 0.4%
          POSCO.......................................................     70,065            16,037,381                 0.3%
          Samsung Electronics Co., Ltd................................  4,912,950           183,920,164                 3.4%
          Samsung Electronics Co., Ltd., GDR..........................     52,509            49,046,747                 0.9%
          SK Hynix, Inc...............................................    821,484            49,474,161                 0.9%
          SK Innovation Co., Ltd......................................     95,381            17,900,149                 0.3%
          Other Securities............................................                      543,278,065                 9.9%
                                                                                           ------------                ----
TOTAL SOUTH KOREA.....................................................                      894,866,311                16.4%
                                                                                           ------------                ----
TAIWAN -- (15.0%)
          Hon Hai Precision Industry Co., Ltd......................... 10,525,322            26,792,716                 0.5%
          Taiwan Semiconductor Manufacturing Co., Ltd................. 23,066,808           173,171,342                 3.2%

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.  1,815,491         $   69,170,207                 1.3%
      Uni-President Enterprises Corp..............................  6,976,033             16,908,873                 0.3%
      Other Securities............................................                       544,094,745                 9.9%
                                                                                      --------------               -----
TOTAL TAIWAN......................................................                       830,137,883                15.2%
                                                                                      --------------               -----
THAILAND -- (3.5%)
      PTT PCL..................................................... 16,434,000             25,283,077                 0.5%
      Other Securities............................................                       167,457,103                 3.0%
                                                                                      --------------               -----
TOTAL THAILAND....................................................                       192,740,180                 3.5%
                                                                                      --------------               -----
TURKEY -- (1.0%)
      Other Securities............................................                        52,541,121                 1.0%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,271,410,776                96.4%
                                                                                      --------------               -----
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
      Banco Bradesco SA...........................................  1,913,426             17,635,500                 0.3%
      Itau Unibanco Holding SA....................................  4,000,827             52,946,589                 1.0%
      Petroleo Brasileiro SA......................................  2,860,161             21,227,367                 0.4%
      Other Securities............................................                        23,947,297                 0.4%
                                                                                      --------------               -----
TOTAL BRAZIL......................................................                       115,756,753                 2.1%
                                                                                      --------------               -----
CHILE -- (0.0%)
      Other Security..............................................                         1,222,655                 0.0%
                                                                                      --------------               -----
COLOMBIA -- (0.1%)
      Other Securities............................................                         4,687,762                 0.1%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                       121,667,170                 2.2%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            64,532                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,393,142,478
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund.............................. 11,686,417            135,211,841                 2.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,213,118,395)...........................................                    $5,528,354,319               101.1%
                                                                                      ==============               =====

As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).    650     12/21/18  $33,568,522 $31,092,750  $(2,475,772)

THE EMERGING MARKETS SERIES

CONTINUED

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini Index..    148     12/21/18  $20,291,986 $20,062,140  $  (229,846)
                                              ----------- -----------  -----------
TOTAL FUTURES CONTRACTS.                      $53,860,508 $51,154,890  $(2,705,618)
                                              =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------  -------------- -------- --------------
Common Stocks
   Brazil..................... $  356,286,128              --       -- $  356,286,128
   Chile......................     35,231,301  $   37,207,705       --     72,439,006
   China......................    235,305,225     675,217,976       --    910,523,201
   Colombia...................     24,550,668              --       --     24,550,668
   Czech Republic.............             --      10,527,316       --     10,527,316
   Egypt......................        525,244       6,117,396       --      6,642,640
   Greece.....................             --      13,595,686       --     13,595,686
   Hungary....................             --      25,919,646       --     25,919,646
   India......................     31,299,929     659,137,801       --    690,437,730
   Indonesia..................      5,243,380     134,586,133       --    139,829,513
   Malaysia...................             --     175,478,749       --    175,478,749
   Mexico.....................    204,769,315              --       --    204,769,315
   Peru.......................     18,255,413              --       --     18,255,413
   Philippines................      1,930,141      73,276,120       --     75,206,261
   Poland.....................             --      88,729,398       --     88,729,398
   Russia.....................     14,273,976      85,753,971       --    100,027,947
   South Africa...............     49,660,256     338,246,408       --    387,906,664
   South Korea................     20,763,847     874,102,464       --    894,866,311
   Taiwan.....................     79,974,202     750,163,681       --    830,137,883
   Thailand...................    192,740,180              --       --    192,740,180
   Turkey.....................        381,004      52,160,117       --     52,541,121
Preferred Stocks
   Brazil.....................    115,756,753              --       --    115,756,753
   Chile......................             --       1,222,655       --      1,222,655
   Colombia...................      4,687,762              --       --      4,687,762
Rights/Warrants
   Chile......................             --          18,544       --         18,544
   Taiwan.....................             --          38,776       --         38,776
   Thailand...................             --           7,212       --          7,212
Securities Lending Collateral.             --     135,211,841       --    135,211,841
Futures Contracts**...........     (2,705,618)             --       --     (2,705,618)
                               --------------  -------------- -------- --------------
TOTAL......................... $1,388,929,106  $4,136,719,595       -- $5,525,648,701
                               ==============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
BRAZIL -- (7.9%)
*   Azul SA, ADR.....................................................    430,431         $   10,493,884                0.2%
*   BR Malls Participacoes SA........................................  8,172,100             27,888,128                0.4%
*   Cia Siderurgica Nacional SA......................................  6,494,464             16,700,798                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,215,787             18,490,809                0.3%
    Cyrela Brazil Realty SA Empreendimentos e........................
    Participacoes....................................................  2,758,267             10,821,093                0.2%
    EDP--Energias do Brasil SA.......................................  3,194,114             12,016,014                0.2%
    Equatorial Energia SA............................................  2,016,858             36,847,017                0.6%
    Estacio Participacoes SA.........................................  3,106,590             19,308,189                0.3%
    Iguatemi Empresa de Shopping Centers SA..........................  1,111,695             11,608,348                0.2%
    MRV Engenharia e Participacoes SA................................  3,320,154             11,276,836                0.2%
    Multiplan Empreendimentos Imobiliarios SA........................  2,312,880             14,294,301                0.2%
    Sul America SA...................................................  2,955,000             19,692,056                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,107,826             18,589,334                0.3%
    Other Securities.................................................                       286,782,786                4.5%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       514,809,593                8.2%
                                                                                         --------------               ----
CHILE -- (1.6%)
    Parque Arauco SA.................................................  6,059,389             13,716,248                0.2%
    Other Securities.................................................                        92,547,857                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       106,264,105                1.7%
                                                                                         --------------               ----
CHINA -- (16.5%)
    China Communications Services Corp., Ltd., Class H............... 15,302,000             12,400,291                0.2%
    China Conch Venture Holdings, Ltd................................  4,025,000             11,324,671                0.2%
    China Everbright, Ltd............................................  6,106,000             10,827,852                0.2%
    China National Building Material Co., Ltd., Class H.............. 26,576,450             19,107,529                0.3%
    Far East Horizon, Ltd............................................ 10,953,000             10,639,319                0.2%
*   Hanergy Thin Film Power Group, Ltd............................... 17,084,000             10,892,699                0.2%
    Kingdee International Software Group Co., Ltd.................... 15,099,200             12,382,318                0.2%
*   Li Ning Co., Ltd................................................. 11,995,000             11,283,603                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd.,.................
    Class H.......................................................... 11,976,000             10,727,479                0.2%
    Shenzhen International Holdings, Ltd.............................  7,678,867             14,711,425                0.2%
    SSY Group, Ltd................................................... 13,391,152             11,313,668                0.2%
*   YY, Inc., ADR....................................................    203,682             13,015,280                0.2%
    Other Securities.................................................                       933,123,473               14.7%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,081,749,607               17.2%
                                                                                         --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                        16,370,836                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        22,007,590                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                           917,504                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         7,822,621                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDIA -- (12.0%)
    Page Industries, Ltd.............................................     27,438          $ 10,901,056                 0.2%
    Other Securities.................................................                      772,909,983                12.2%
                                                                                          ------------                ----
TOTAL INDIA..........................................................                      783,811,039                12.4%
                                                                                          ------------                ----
INDONESIA -- (2.6%)
    Indah Kiat Pulp & Paper Corp. Tbk PT............................. 13,436,900            11,260,889                 0.2%
    Other Securities.................................................                      158,368,338                 2.5%
                                                                                          ------------                ----
TOTAL INDONESIA......................................................                      169,629,227                 2.7%
                                                                                          ------------                ----
MALAYSIA -- (3.5%)
    Other Securities.................................................                      226,634,452                 3.6%
                                                                                          ------------                ----
MEXICO -- (2.8%)
#   Alsea S.A.B. de C.V..............................................  5,537,730            14,181,518                 0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...............  3,198,583            16,752,477                 0.3%
#   Regional S.A.B. de C.V...........................................  2,221,228            10,942,527                 0.2%
    Other Securities.................................................                      140,713,340                 2.2%
                                                                                          ------------                ----
TOTAL MEXICO.........................................................                      182,589,862                 2.9%
                                                                                          ------------                ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       84,312,283                 1.3%
                                                                                          ------------                ----
POLAND -- (1.3%)
    Other Securities.................................................                       81,825,294                 1.3%
                                                                                          ------------                ----
RUSSIA -- (0.0%)
    Other Securities.................................................                        2,432,481                 0.0%
                                                                                          ------------                ----
SINGAPORE -- (0.0%)
    Other Security...................................................                          175,795                 0.0%
                                                                                          ------------                ----
SOUTH AFRICA -- (6.9%)
    AVI, Ltd.........................................................  3,570,463            24,210,196                 0.4%
    Barloworld, Ltd..................................................  2,262,370            18,440,236                 0.3%
    Clicks Group, Ltd................................................  2,147,883            27,361,011                 0.4%
    Foschini Group, Ltd. (The).......................................  1,062,168            11,627,790                 0.2%
    JSE, Ltd.........................................................    980,747            10,896,548                 0.2%
    Life Healthcare Group Holdings, Ltd..............................  7,189,440            11,938,445                 0.2%
    Pick n Pay Stores, Ltd...........................................  3,810,851            17,613,370                 0.3%
    SPAR Group, Ltd. (The)...........................................  1,945,273            23,194,874                 0.4%
    Truworths International, Ltd.....................................  3,688,921            20,206,989                 0.3%
    Other Securities.................................................                      283,478,162                 4.4%
                                                                                          ------------                ----
TOTAL SOUTH AFRICA...................................................                      448,967,621                 7.1%
                                                                                          ------------                ----
SOUTH KOREA -- (15.2%)
    Fila Korea, Ltd..................................................    468,339            17,344,691                 0.3%
    Other Securities.................................................                      974,619,002                15.4%
                                                                                          ------------                ----
TOTAL SOUTH KOREA....................................................                      991,963,693                15.7%
                                                                                          ------------                ----
TAIWAN -- (16.1%)
*   Tatung Co., Ltd.................................................. 10,097,015            11,802,706                 0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                          PERCENTAGE
                                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
   Other Securities.........................................                    $1,039,901,443                16.5%
                                                                                --------------               -----
TOTAL TAIWAN................................................                     1,051,704,149                16.7%
                                                                                --------------               -----
THAILAND -- (4.1%)
   Other Securities.........................................                       267,420,356                 4.2%
                                                                                --------------               -----
TURKEY -- (1.1%)
   Other Securities.........................................                        74,984,724                 1.2%
                                                                                --------------               -----
TOTAL COMMON STOCKS.........................................                     6,116,392,832                97.0%
                                                                                --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
   Cia Energetica de Minas Gerais...........................  8,549,936             25,340,802                 0.4%
   Other Securities.........................................                        87,154,877                 1.4%
                                                                                --------------               -----
TOTAL BRAZIL................................................                       112,495,679                 1.8%
                                                                                --------------               -----
CHILE -- (0.0%)
   Other Security...........................................                         1,481,062                 0.0%
                                                                                --------------               -----
COLOMBIA -- (0.1%)
   Other Securities.........................................                         2,444,471                 0.0%
                                                                                --------------               -----
TOTAL PREFERRED STOCKS......................................                       116,421,212                 1.8%
                                                                                --------------               -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.........................................                           548,174                 0.0%
                                                                                --------------               -----
TOTAL INVESTMENT SECURITIES.................................                     6,233,362,218
                                                                                --------------

                                                                                    VALUE+
                                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S) DFA Short Term Investment Fund......................... 26,680,532            308,693,759                 4.9%
                                                                                --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,023,397,243).....................................                    $6,542,055,977               103.7%
                                                                                ==============               =====

As of October 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                             UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/21/18  $33,568,522 $31,092,750   $(2,475,772)
S&P 500(R) Emini Index......................................    110     12/21/18   15,534,564  14,911,050      (623,514)
                                                                                  ----------- -----------   -----------
TOTAL FUTURES CONTRACTS.....................................                      $49,103,086 $46,003,800   $(3,099,286)
                                                                                  =========== ===========   ===========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil..................... $  514,809,593              --   --    $  514,809,593
   Chile......................        422,552  $  105,841,553   --       106,264,105
   China......................     78,734,496   1,003,015,111   --     1,081,749,607
   Colombia...................     16,370,836              --   --        16,370,836
   Greece.....................             --      22,007,590   --        22,007,590
   Hong Kong..................         35,718         881,786   --           917,504
   Hungary....................             --       7,822,621   --         7,822,621
   India......................        583,029     783,228,010   --       783,811,039
   Indonesia..................        632,019     168,997,208   --       169,629,227
   Malaysia...................             --     226,634,452   --       226,634,452
   Mexico.....................    182,533,339          56,523   --       182,589,862
   Philippines................             --      84,312,283   --        84,312,283
   Poland.....................             --      81,825,294   --        81,825,294
   Russia.....................      2,432,481              --   --         2,432,481
   Singapore..................             --         175,795   --           175,795
   South Africa...............      9,976,614     438,991,007   --       448,967,621
   South Korea................      2,340,766     989,622,927   --       991,963,693
   Taiwan.....................        363,573   1,051,340,576   --     1,051,704,149
   Thailand...................    267,142,443         277,913   --       267,420,356
   Turkey.....................             --      74,984,724   --        74,984,724
Preferred Stocks
   Brazil.....................    112,495,679              --   --       112,495,679
   Chile......................             --       1,481,062   --         1,481,062
   Colombia...................      2,444,471              --   --         2,444,471
Rights/Warrants
   Indonesia..................             --         298,713   --           298,713
   Malaysia...................             --          36,378   --            36,378
   South Korea................             --         163,751   --           163,751
   Taiwan.....................             --          14,664   --            14,664
   Thailand...................             --          34,668   --            34,668
Securities Lending Collateral.             --     308,693,759   --       308,693,759
Futures Contracts**...........     (3,099,286)             --   --        (3,099,286)
                               --------------  --------------   --    --------------
TOTAL......................... $1,188,218,323  $5,350,738,368   --    $6,538,956,691
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S.       THE DFA    THE JAPANESE     THE ASIA
                                                               LARGE CAP   INTERNATIONAL SMALL COMPANY  PACIFIC SMALL
                                                             VALUE SERIES* VALUE SERIES*    SERIES*    COMPANY SERIES*
                                                             ------------- ------------- ------------- ---------------
ASSETS:
Investments at Value (including $1,157,676, $493,832,
  $406,977 and $271,854 of securities on loan,
  respectively).............................................  $28,970,122   $11,983,670   $3,802,749     $1,719,710
Temporary Cash Investments at Value & Cost..................      254,326            --           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $516,703, $488,030, $218,282 and
  $102,268).................................................      516,726       488,072      218,283        102,269
Segregated Cash for Futures Contracts.......................        9,030         4,482           --             --
Foreign Currencies at Value.................................           --        12,447        1,430          2,420
Cash........................................................           --       120,621        4,682            531
Receivables:
   Investment Securities Sold...............................        2,669         9,828        6,042          6,454
   Dividends, Interest and Tax Reclaims.....................       36,806        55,078       23,777            906
   Securities Lending Income................................          114           641        1,325            642
   Futures Margin Variation.................................        1,941           953           --             --
Unrealized Gain on Foreign Currency Contracts...............           --            19           --             --
                                                              -----------   -----------   ----------     ----------
       Total Assets.........................................   29,791,734    12,675,811    4,058,288      1,832,932
                                                              -----------   -----------   ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................      516,732       488,058      218,323        102,262
   Investment Securities Purchased..........................       27,826        31,386        5,218              4
   Due to Advisor...........................................        2,547         2,123          340            152
Unrealized Loss on Foreign Currency Contracts...............           --             5           --             --
Accrued Expenses and Other Liabilities......................        1,834           899          310            143
                                                              -----------   -----------   ----------     ----------
       Total Liabilities....................................      548,939       522,471      224,191        102,561
                                                              -----------   -----------   ----------     ----------
NET ASSETS..................................................  $29,242,795   $12,153,340   $3,834,097     $1,730,371
                                                              ===========   ===========   ==========     ==========
Investments at Cost.........................................  $21,537,117   $11,764,956   $3,390,946     $1,814,726
                                                              ===========   ===========   ==========     ==========
Foreign Currencies at Cost..................................  $        --   $    12,472   $    1,430     $    2,426
                                                              ===========   ===========   ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                 THE EMERGING
                                                     THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                    KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                   COMPANY SERIES*     SERIES*        SERIES*    MARKETS SERIES*   SERIES*
                                                   --------------- --------------- ------------- --------------- ------------
ASSETS:
Investments at Value (including $23,348,
  $590,451, $201,608, $230,914 and $726,606 of
  securities on loan, respectively)...............   $2,178,246      $5,387,068     $1,144,094     $5,393,142     $6,233,362
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $25,538,
  $589,632, $154,040, $135,201 and $308,689)......       25,540         589,645        154,044        135,212        308,694
Segregated Cash for Futures Contracts.............           --              --             --          2,578          2,350
Foreign Currencies at Value.......................        1,320          13,899            334         27,579         44,519
Cash..............................................        2,899           1,750            954         51,986         22,821
Receivables:
   Investment Securities Sold.....................        2,448          14,104            489             --          2,861
   Dividends, Interest and Tax Reclaims...........        6,330          10,149            711          5,006          6,765
   Securities Lending Income......................           74           1,375            398            406          4,009
   Futures Margin Variation.......................           --              --             --            549            499
Unrealized Gain on Foreign Currency Contracts.....            4              --             --             --              2
                                                     ----------      ----------     ----------     ----------     ----------
       Total Assets...............................    2,216,861       6,017,990      1,301,024      5,616,458      6,625,882
                                                     ----------      ----------     ----------     ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............       25,543         589,693        154,033        135,214        308,662
   Investment Securities Purchased................        2,151           5,175             --         10,731          9,136
   Due to Advisor.................................          191             476            103            472          1,105
Unrealized Loss on Foreign Currency Contracts.....           --               1             --             --              3
Accrued Expenses and Other Liabilities............          151             385             77            392            674
                                                     ----------      ----------     ----------     ----------     ----------
       Total Liabilities..........................       28,036         595,730        154,213        146,809        319,580
                                                     ----------      ----------     ----------     ----------     ----------
NET ASSETS........................................   $2,188,825      $5,422,260     $1,146,811     $5,469,649     $6,306,302
                                                     ==========      ==========     ==========     ==========     ==========
Investments at Cost...............................   $2,131,989      $4,806,989     $1,423,202     $4,077,917     $6,714,708
                                                     ==========      ==========     ==========     ==========     ==========
Foreign Currencies at Cost........................   $    1,320      $   13,953     $      334     $   27,762     $   45,352
                                                     ==========      ==========     ==========     ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.       THE DFA    THE JAPANESE  THE ASIA PACIFIC
                                                                  LARGE CAP   INTERNATIONAL SMALL COMPANY  SMALL COMPANY
                                                                VALUE SERIES# VALUE SERIES#    SERIES#        SERIES#
                                                                ------------- ------------- ------------- ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $42,705,
     $7,880 and $1,125, respectively)..........................  $   663,709   $   438,823    $  71,123      $  70,986
   Income from Securities Lending..............................        2,537         9,055       14,354          7,628
       Total Investment Income.................................      666,246       447,878       85,477         78,614
EXPENSES
   Investment Management Fees..................................       29,655        26,161        4,234          1,927
   Accounting & Transfer Agent Fees............................        1,220           546          178             84
   Custodian Fees..............................................          308         1,005          628            342
   Shareholders' Reports.......................................           --            --            1              3
   Directors'/Trustees' Fees & Expenses........................          119            54           17              8
   Professional Fees...........................................          393           222           64             29
   Other.......................................................          599           383          125             56
                                                                 -----------   -----------    ---------      ---------
       Total Expenses..........................................       32,294        28,371        5,247          2,449
                                                                 -----------   -----------    ---------      ---------
   Fees Paid Indirectly (Note C)...............................           --          (989)        (148)           (54)
                                                                 -----------   -----------    ---------      ---------
   Net Expenses................................................       32,294        27,382        5,099          2,395
                                                                 -----------   -----------    ---------      ---------
   NET INVESTMENT INCOME (LOSS)................................      633,952       420,496       80,378         76,219
                                                                 -----------   -----------    ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    1,506,250       410,722      229,342        (55,523)
       Affiliated Investment Companies Shares Sold.............          (48)         (107)        (137)           (60)
       Futures.................................................       32,885        13,338           --           (134)
       Foreign Currency Transactions...........................           --        (5,911)      (2,149)          (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............   (1,356,683)   (1,897,300)    (628,895)      (175,750)
       Affiliated Investment Companies Shares..................          (15)           55           71             42
       Futures.................................................      (21,778)       (9,675)          --             --
       Translation of Foreign Currency Denominated Amounts.....           --          (613)         280             (7)
                                                                 -----------   -----------    ---------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................      160,611    (1,489,491)    (401,488)      (232,330)
                                                                 -----------   -----------    ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................  $   794,563   $(1,068,995)   $(321,110)     $(156,111)
                                                                 ===========   ===========    =========      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                THE EMERGING
                                                    THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                   KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                  COMPANY SERIES#     SERIES#        SERIES#    MARKETS SERIES#   SERIES#
                                                  --------------- --------------- ------------- --------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $115, $21,531, $3,695, $19,000 and
     $22,195, respectively)......................    $  78,294      $   140,369     $  21,299      $ 152,477    $   169,405
   Income from Securities Lending................        1,135           18,943         5,340          5,675         55,213
                                                     ---------      -----------     ---------      ---------    -----------
       Total Investment Income...................       79,429          159,312        26,639        158,152        224,618
                                                     ---------      -----------     ---------      ---------    -----------
EXPENSES
   Investment Management Fees....................        2,377            6,059         1,201          6,237         14,936
   Accounting & Transfer Agent Fees..............          101              254            49            261            312
   Custodian Fees................................          106              737            73          1,790          2,556
   Shareholders' Reports.........................            2               --             4             --             --
   Directors'/Trustees' Fees & Expenses..........           10               24             4             28             31
   Professional Fees.............................           36              103            18            305            209
   Other.........................................           67              203            32            192            221
                                                     ---------      -----------     ---------      ---------    -----------
          Total Expenses.........................        2,699            7,380         1,381          8,813         18,265
                                                     ---------      -----------     ---------      ---------    -----------
   Fees Paid Indirectly (Note C).................          (75)            (315)          (49)          (554)          (381)
                                                     ---------      -----------     ---------      ---------    -----------
   Net Expenses..................................        2,624            7,065         1,332          8,259         17,884
                                                     ---------      -----------     ---------      ---------    -----------
   NET INVESTMENT INCOME (LOSS)..................       76,805          152,247        25,307        149,893        206,734
                                                     ---------      -----------     ---------      ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............       85,120          319,242        27,505         83,224        190,607
       Affiliated Investment Companies
         Shares Sold.............................           (9)            (101)          (19)           (12)             3
       Futures...................................           --              161            --         (2,079)          (241)
       Foreign Currency Transactions.............       (1,153)          (2,498)          120         (1,530)        (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     (373,044)      (1,131,028)     (185,376)      (948,414)    (1,594,871)
       Affiliated Investment Companies
         Shares..................................           --               78            (3)             7            (30)
       Futures...................................           --               --            --         (3,369)        (4,231)
       Translation of Foreign Currency
         Denominated Amounts.....................         (181)            (371)            6            (32)           (34)
                                                     ---------      -----------     ---------      ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......     (289,267)        (814,517)     (157,767)      (872,205)    (1,413,972)
                                                     ---------      -----------     ---------      ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................    $(212,462)     $  (662,270)    $(132,460)     $(722,312)   $(1,207,238)
                                                     =========      ===========     =========      =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE CAP VALUE  THE DFA INTERNATIONAL VALUE
                                                                           SERIES                    SERIES
                                                                  ------------------------  --------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018  OCT 31, 2017
                                                                  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   633,952  $   540,980  $   420,496   $   373,063
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................   1,506,250    1,415,252      410,722       133,582
       Affiliated Investment Companies Shares Sold...............         (48)          (4)        (107)           55
       Futures...................................................      32,885       22,013       13,338        16,570
       Foreign Currency Transactions.............................          --           --       (5,911)       (2,679)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,356,683)   3,199,777   (1,897,300)    2,126,222
       Affiliated Investment Companies Shares....................         (15)         (95)          55           (73)
       Futures...................................................     (21,778)      11,932       (9,675)        3,736
       Translation of Foreign Currency Denominated Amounts.......          --           --         (613)        1,069
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................     794,563    5,189,855   (1,068,995)    2,651,545
                                                                  -----------  -----------  -----------   -----------
Transactions in Interest:
   Contributions.................................................   2,333,386    2,626,519    1,051,133       995,812
   Withdrawals...................................................  (1,561,700)  (1,056,396)    (560,948)     (644,747)
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) from Transactions in Interest.....     771,686    1,570,123      490,185       351,065
                                                                  -----------  -----------  -----------   -----------
       Total Increase (Decrease) in Net Assets...................   1,566,249    6,759,978     (578,810)    3,002,610
NET ASSETS
   Beginning of Year.............................................  27,676,546   20,916,568   12,732,150     9,729,540
                                                                  -----------  -----------  -----------   -----------
   End of Year................................................... $29,242,795  $27,676,546  $12,153,340   $12,732,150
                                                                  ===========  ===========  ===========   ===========

                                                                     THE JAPANESE SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   80,378   $   65,529
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     229,342      174,661
       Affiliated Investment Companies Shares Sold...............        (137)          70
       Futures...................................................          --           --
       Foreign Currency Transactions.............................      (2,149)      (2,843)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (628,895)     616,328
       Affiliated Investment Companies Shares....................          71         (116)
       Futures...................................................          --           --
       Translation of Foreign Currency Denominated Amounts.......         280          489
                                                                   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (321,110)     854,118
                                                                   ----------   ----------
Transactions in Interest:
   Contributions.................................................     364,251      195,960
   Withdrawals...................................................    (198,093)    (193,623)
                                                                   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     166,158        2,337
                                                                   ----------   ----------
       Total Increase (Decrease) in Net Assets...................    (154,952)     856,455
NET ASSETS
   Beginning of Year.............................................   3,989,049    3,132,594
                                                                   ----------   ----------
   End of Year...................................................  $3,834,097   $3,989,049
                                                                   ==========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   THE ASIA PACIFIC SMALL   THE UNITED KINGDOM SMALL
                                                                       COMPANY SERIES            COMPANY SERIES
                                                                  ------------------------  ------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   76,219   $   63,045   $   76,805   $   68,684
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     (55,523)      57,205       85,120       68,209
       Affiliated Investment Companies Shares Sold...............         (60)          63           (9)           2
       Futures...................................................        (134)          --           --           --
       Foreign Currency Transactions.............................        (898)        (697)      (1,153)         330
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (175,750)     131,297     (373,044)     383,963
       Affiliated Investment Companies Shares....................          42          (85)          --           (8)
       Translation of Foreign Currency Denominated Amounts.......          (7)          (7)        (181)         206
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (156,111)     250,821     (212,462)     521,386
                                                                   ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions.................................................     199,024      110,964      120,516      158,197
   Withdrawals...................................................    (128,247)    (101,816)     (49,141)     (33,136)
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....      70,777        9,148       71,375      125,061
                                                                   ----------   ----------   ----------   ----------
       Total Increase (Decrease) in Net Assets...................     (85,334)     259,969     (141,087)     646,447
NET ASSETS
   Beginning of Year.............................................   1,815,705    1,555,736    2,329,912    1,683,465
                                                                   ----------   ----------   ----------   ----------
   End of Year...................................................  $1,730,371   $1,815,705   $2,188,825   $2,329,912
                                                                   ==========   ==========   ==========   ==========

                                                                    THE CONTINENTAL SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   152,247   $  114,873
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     319,242      217,209
       Affiliated Investment Companies Shares Sold...............        (101)          32
       Futures...................................................         161           --
       Foreign Currency Transactions.............................      (2,498)         992
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,131,028)   1,106,864
       Affiliated Investment Companies Shares....................          78         (119)
       Translation of Foreign Currency Denominated Amounts.......        (371)         303
                                                                  -----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (662,270)   1,440,154
                                                                  -----------   ----------
Transactions in Interest:
   Contributions.................................................     480,253      303,976
   Withdrawals...................................................    (146,782)    (140,996)
                                                                  -----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     333,471      162,980
                                                                  -----------   ----------
       Total Increase (Decrease) in Net Assets...................    (328,799)   1,603,134
NET ASSETS
   Beginning of Year.............................................   5,751,059    4,147,925
                                                                  -----------   ----------
   End of Year................................................... $ 5,422,260   $5,751,059
                                                                  ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       THE CANADIAN SMALL       THE EMERGING MARKETS
                                                                         COMPANY SERIES                SERIES
                                                                    ------------------------  ------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                    ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................  $   25,307   $   24,738  $   149,893   $  128,502
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................      27,505      (39,064)      83,224       (7,795)
       Affiliated Investment Companies Shares Sold.................         (19)          21          (12)          (8)
       Futures.....................................................          --           --       (2,079)       8,355
       Foreign Currency Transactions...............................         120          (26)      (1,530)         (35)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (185,376)     137,860     (948,414)   1,213,036
       Affiliated Investment Companies Shares......................          (3)         (28)           7          (19)
       Futures.....................................................          --           --       (3,369)         929
       Translation of Foreign Currency Denominated Amounts.........           6           (7)         (32)         (69)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (132,460)     123,494     (722,312)   1,342,896
                                                                     ----------   ----------  -----------   ----------
Transactions in Interest:
   Contributions...................................................     136,490      269,073      667,220      738,457
   Withdrawals.....................................................     (47,441)    (135,609)  (1,198,466)    (355,877)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................      89,049      133,464     (531,246)     382,580
                                                                     ----------   ----------  -----------   ----------
       Total Increase (Decrease) in Net Assets.....................     (43,411)     256,958   (1,253,558)   1,725,476
NET ASSETS
   Beginning of Year...............................................   1,190,222      933,264    6,723,207    4,997,731
                                                                     ----------   ----------  -----------   ----------
   End of Year.....................................................  $1,146,811   $1,190,222  $ 5,469,649   $6,723,207
                                                                     ==========   ==========  ===========   ==========

                                                                    THE EMERGING MARKETS SMALL
                                                                           CAP SERIES
                                                                    ------------------------
                                                                     YEAR ENDED    YEAR ENDED
                                                                    OCT 31, 2018  OCT 31, 2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   206,734    $  176,036
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     190,607       173,946
       Affiliated Investment Companies Shares Sold.................           3            23
       Futures.....................................................        (241)        9,284
       Foreign Currency Transactions...............................      (5,175)           79
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (1,594,871)      923,325
       Affiliated Investment Companies Shares......................         (30)          (73)
       Futures.....................................................      (4,231)          843
       Translation of Foreign Currency Denominated Amounts.........         (34)         (193)
                                                                    -----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,207,238)    1,283,270
                                                                    -----------    ----------
Transactions in Interest:
   Contributions...................................................     667,652       959,649
   Withdrawals.....................................................    (407,569)     (505,109)
                                                                    -----------    ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     260,083       454,540
                                                                    -----------    ----------
       Total Increase (Decrease) in Net Assets.....................    (947,155)    1,737,810
NET ASSETS
   Beginning of Year...............................................   7,253,457     5,515,647
                                                                    -----------    ----------
   End of Year..................................................... $ 6,306,302    $7,253,457
                                                                    ===========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                                   ---------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------ ------------ ------------ ------------ ------------
Total Return......................................        2.95%       24.31%        4.75%        1.32%       15.67%
                                                   -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)............... $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets...........        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate...........................          13%          15%          15%          16%          15%
                                                   -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE DFA INTERNATIONAL VALUE SERIES
                                                   ------------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------  ------------  ------------
Total Return......................................       (8.10%)       26.53%       (0.10%)       (5.35%)       (0.72%)
                                                   -----------   -----------   ----------    ----------    ----------
Net Assets, End of Year (thousands)............... $12,153,340   $12,732,150   $9,729,540    $9,227,905    $9,343,666
Ratio of Expenses to Average Net Assets...........        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.21%         3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate...........................          20%           17%          17%           21%           17%
                                                   -----------   -----------   ----------    ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------  ------------ ------------ ------------ ------------
Total Return......................................       (7.46%)       27.10%       14.53%        9.04%        2.46%
                                                    ----------    ----------   ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $3,834,097    $3,989,049   $3,132,594   $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets...........        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.90%         1.90%        1.99%        1.69%        1.71%
Portfolio Turnover Rate...........................          17%           13%          10%           6%           9%
                                                    ----------    ----------   ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   -----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------ ------------  ------------
Total Return......................................       (8.14%)       16.21%       16.69%      (11.83%)       (3.46%)
                                                    ----------    ----------   ----------   ----------    ----------
Net Assets, End of Year (thousands)...............  $1,730,371    $1,815,705   $1,555,736   $1,228,274    $1,453,786
Ratio of Expenses to Average Net Assets...........        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid............................
Indirectly).......................................        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.96%         3.82%        4.00%        4.17%         3.96%
Portfolio Turnover Rate...........................          18%           14%          10%           7%            7%
                                                    ----------    ----------   ----------   ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR        YEAR
                                                                ENDED        ENDED       ENDED        ENDED       ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                                2018         2017        2016         2015        2014
                                                             ----------   ----------  ----------   ----------  ----------
Total Return................................................      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                                             ----------   ----------  ----------   ----------  ----------
Net Assets, End of Year (thousands)......................... $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.....................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets........       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.....................................         14%           9%         15%          10%          8%
                                                             ----------   ----------  ----------   ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               THE CONTINENTAL SMALL COMPANY SERIES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                      ENDED        ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018         2017        2016        2015        2014
                                                   ----------   ----------  ----------  ----------  ----------
Total Return......................................     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets...........       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate...........................         15%          13%          9%         14%         13%
                                                   ----------   ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                       ------------------------------------------------------
                                                                          YEAR         YEAR       YEAR      YEAR       YEAR
                                                                          ENDED        ENDED      ENDED     ENDED      ENDED
                                                                         OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                                          2018         2017       2016      2015       2014
                                                                       ----------   ----------  --------  --------   --------
Total Return..........................................................     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                                                       ----------   ----------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets...............................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average Net Assets..................       2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate...............................................         14%          22%        8%       18%         5%
                                                                       ----------   ----------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               THE EMERGING MARKETS SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................................         12%           8%          5%          9%           5%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE EMERGING MARKETS SMALL CAP SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets......................       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.........       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate......................................         12%          15%         18%         18%           9%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company
                                       Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series............................. 0.10%

The DFA International Value Series.......................... 0.20%
The Japanese Small Company Series........................... 0.10%
The Asia Pacific Small Company Series....................... 0.10%
The United Kingdom Small Company Series..................... 0.10%
The Continental Small Company Series........................ 0.10%
The Canadian Small Company Series........................... 0.10%
The Emerging Markets Series................................. 0.10%
The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
The DFA International Value Series..........................    $989
The Japanese Small Company Series...........................     148
The Asia Pacific Small Company Series.......................      54
The United Kingdom Small Company Series.....................      75
The Continental Small Company Series........................     315
The Canadian Small Company Series...........................      49
The Emerging Markets Series.................................     554
The Emerging Markets Small Cap Series.......................     381

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series............................. $617
The DFA International Value Series..........................  376
The Japanese Small Company Series...........................   94
The Asia Pacific Small Company Series.......................   48
The United Kingdom Small Company Series.....................   61
The Continental Small Company Series........................  122
The Canadian Small Company Series...........................   29
The Emerging Markets Series.................................  154
The Emerging Markets Small Cap Series.......................  135

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES    SALES
                                                             ---------- ----------
The U.S. Large Cap Value Series............................. $5,543,488 $3,723,399
The DFA International Value Series.......................... $3,403,827 $2,545,630
The Japanese Small Company Series........................... $  976,847 $  719,764
The Asia Pacific Small Company Series....................... $  510,299 $  343,622
The United Kingdom Small Company Series..................... $  524,714 $  331,876
The Continental Small Company Series........................ $1,375,712 $  893,142
The Canadian Small Company Series........................... $  322,055 $  164,166
The Emerging Markets Series................................. $  745,874 $1,110,431
The Emerging Markets Small Cap Series....................... $1,317,097 $  847,123

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                ========   ==========  ==========    =====         ====          ========          ======
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                ========   ==========  ==========    =====         ====          ========          ======
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                ========   ==========  ==========    =====         ====          ========          ======
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $11,998       --
                               -------       --
TOTAL                          $11,998       --
                               =======       ==
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $15,317       --
                               -------       --
TOTAL                          $15,317       --
                               =======       ==
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 5,579       --
                               -------       --
TOTAL                          $ 5,579       --
                               =======       ==
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 3,391       --
                               -------       --
TOTAL                          $ 3,391       --
                               =======       ==

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                ========   ==========  ==========    =====         ====          ========          ======
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                ========   ==========  ==========    =====         ====          ========          ======
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 1,181       --
                               -------       --
TOTAL......................... $ 1,181       --
                               =======       ==
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $10,663       --
                               -------       --
TOTAL......................... $10,663       --
                               =======       ==
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 3,462       --
                               -------       --
TOTAL......................... $ 3,462       --
                               =======       ==
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................ $ 4,144       --
                               -------       --
TOTAL......................... $ 4,144       --
                               =======       ==
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................ $ 8,657       --
                               -------       --
TOTAL......................... $ 8,657       --
                               =======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series............................. $22,308,146  $8,353,529   $  (934,220)    $7,419,309
The DFA International Value Series..........................  12,252,986   1,301,440    (1,089,475)       211,965

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
The Japanese Small Company Series........................... $3,609,228  $  761,853   $  (350,049)    $  411,804
The Asia Pacific Small Company Series.......................  1,916,994     282,504      (377,519)       (95,015)
The United Kingdom Small Company Series.....................  2,157,527     405,786      (359,527)        46,259
The Continental Small Company Series........................  5,396,621   1,297,062      (716,970)       580,092
The Canadian Small Company Series...........................  1,577,242     146,420      (425,524)      (279,104)
The Emerging Markets Series.................................  4,213,118   1,784,917      (472,387)     1,312,530
The Emerging Markets Small Cap Series.......................  7,023,397   1,092,377    (1,576,818)      (484,441)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the International Equity Series had no outstanding forward currency contracts.

   3. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             --------
The U.S. Large Cap Value Series............................. $203,773
The DFA International Value Series..........................  108,115
The Asia Pacific Small Company Series.......................    2,013
The Emerging Markets Series.................................   44,889
The Emerging Markets Small Cap Series.......................   49,628

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
The U.S. Large Cap Value Series.............................     $(13,718)       $(13,718)
The DFA International Value Series..........................       (6,791)         (6,791)
The Emerging Markets Series.................................       (2,706)         (2,706)
The Emerging Markets Small Cap Series.......................       (3,099)         (3,099)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

      The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $ 32,885         $ 32,885
The DFA International Value Series..........................   13,338           13,338
The Asia Pacific Small Company Series.......................     (134)            (134)*
The Continental Small Company Series........................      161              161*
The Emerging Markets Series.................................   (2,079)          (2,079)
The Emerging Markets Small Cap Series.......................     (241)            (241)

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $(21,778)        $(21,778)
The DFA International Value Series..........................   (9,675)          (9,675)
The Emerging Markets Series.................................   (3,369)          (3,369)
The Emerging Markets Small Cap Series.......................   (4,231)          (4,231)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                          ------------- ------------ ------------ -------- ---------------
The Japanese Small
  Company Series.........     2.36%       $ 1,921         14        $ 2       $  8,641
The Asia Pacific Small
  Company Series.........     2.24%         1,559         16          1          8,338
The United Kingdom Small
  Company Series.........     2.17%         2,955          1         --          2,955
The Canadian Small
  Company Series.........     2.17%           103          3         --            225
The Emerging Markets
  Series.................     2.21%        20,086         11         12        117,083
The Emerging Markets
  Small Cap Series.......     2.35%         4,229         15          4         10,350

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Series' available line of credit was used.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The U.S. Large Cap Value Series............................. $543,066  $194,550       $ (7,741)
The DFA International Value Series..........................  152,750   118,896          8,056
The Japanese Small Company Series...........................   93,194    63,061        (33,589)
The Asia Pacific Small Company Series.......................   36,855    85,500        (57,769)
The United Kingdom Small Company Series.....................   23,905    20,556        (25,020)
The Continental Small Company Series........................   67,369    59,514        (31,813)
The Canadian Small Company Series...........................   36,652     8,276            636
The Emerging Markets Series.................................    6,305     2,737           (757)

PORTFOLIO                                                    PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------ --------------------
The Emerging Markets Small Cap Series.......................  $13,649  $6,267        $1,217

J. SECURITIES LENDING:

   As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
The U.S. Large Cap Value Series............................. $668,401
The DFA International Value Series..........................   26,616
The Japanese Small Company Series...........................  210,816
The Asia Pacific Small Company Series.......................  192,107
The United Kingdom Small Company Series.....................    1,195
The Continental Small Company Series........................   59,659
The Canadian Small Company Series...........................   59,427
The Emerging Markets Series.................................  109,544
The Emerging Markets Small Cap Series.......................  470,789

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks............................................ $516,725,797     --         --         --    $516,725,797
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks............................................  488,071,641     --         --         --     488,071,641
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks............................................  218,282,913     --         --         --     218,282,913
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks............................................  102,268,796     --         --         --     102,268,796
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks............................................   25,539,665     --         --         --      25,539,665
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Preferred Stocks, Rights/Warrants.........  589,645,154     --         --         --     589,645,154
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants...........................  154,044,207     --         --         --     154,044,207
THE EMERGING MARKETS SERIES
   Common Stocks............................................  135,211,841     --         --         --     135,211,841
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks............................................  308,693,759     --         --         --     308,693,759

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2008-October 31, 2018

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2008              $10,000                   $10,000
 11/30/2008                9,245                     9,247
 12/31/2008               10,386                     9,968
 1/31/2009                 9,453                     9,325
 2/28/2009                 8,650                     8,799
 3/31/2009                10,151                    10,063
 4/30/2009                12,149                    11,738
 5/31/2009                14,890                    13,743
 6/30/2009                14,708                    13,558
 7/31/2009                16,688                    15,083
 8/31/2009                16,819                    15,029
 9/30/2009                18,377                    16,393
 10/31/2009               17,946                    16,413
 11/30/2009               19,096                    17,118
 12/31/2009               20,051                    17,794
 1/31/2010                18,916                    16,802
 2/28/2010                19,069                    16,861
 3/31/2010                20,750                    18,222
 4/30/2010                20,891                    18,443
 5/31/2010                18,711                    16,821
 6/30/2010                18,829                    16,697
 7/31/2010                20,581                    18,088
 8/31/2010                20,212                    17,736
 9/30/2010                22,647                    19,707
 10/31/2010               23,429                    20,280
 11/30/2010               22,678                    19,744
 12/31/2010               24,572                    21,153
 1/31/2011                23,806                    20,579
 2/28/2011                23,421                    20,387
 3/31/2011                24,772                    21,586
 4/30/2011                25,663                    22,256
 5/31/2011                24,693                    21,672
 6/30/2011                24,191                    21,338
 7/31/2011                23,998                    21,244
 8/31/2011                21,571                    19,345
 9/30/2011                17,706                    16,525
 10/31/2011               20,039                    18,714
 11/30/2011               19,030                    17,466
 12/31/2011               18,354                    17,256
 1/31/2012                20,907                    19,213
 2/29/2012                22,184                    20,364
 3/31/2012                21,237                    19,684
 4/30/2012                20,554                    19,449
 5/31/2012                18,283                    17,268
 6/30/2012                19,116                    17,934
 7/31/2012                19,002                    18,284
 8/31/2012                19,273                    18,223
 9/30/2012                20,518                    19,323
 10/31/2012               20,259                    19,206
 11/30/2012               20,491                    19,450
 12/31/2012               21,991                    20,401
 1/31/2013                22,352                    20,682
 2/28/2013                21,987                    20,422
 3/31/2013                21,806                    20,070
 4/30/2013                22,003                    20,222
 5/31/2013                21,382                    19,703
 6/30/2013                19,587                    18,448
 7/31/2013                19,976                    18,641
 8/31/2013                19,560                    18,321
 9/30/2013                21,009                    19,512
 10/31/2013               21,968                    20,460
 11/30/2013               21,449                    20,161
 12/31/2013               21,241                    19,870
 1/31/2014                19,764                    18,580
 2/28/2014                20,208                    19,195
 3/31/2014                21,115                    19,784
 4/30/2014                21,261                    19,850
 5/31/2014                22,132                    20,543
 6/30/2014                22,718                    21,089
 7/31/2014                23,154                    21,497
 8/31/2014                23,676                    21,981
 9/30/2014                21,748                    20,352
 10/31/2014               21,728                    20,592
 11/30/2014               21,374                    20,374
 12/31/2014               20,389                    19,435
 1/31/2015                20,228                    19,552
 2/28/2015                20,954                    20,157
 3/31/2015                20,373                    19,870
 4/30/2015                22,400                    21,399
 5/31/2015                21,410                    20,542
 6/30/2015                20,738                    20,008
 7/31/2015                19,085                    18,621
 8/31/2015                17,356                    16,937
 9/30/2015                16,783                    16,428
 10/31/2015               17,828                    17,599
 11/30/2015               17,140                    16,913
 12/31/2015               16,630                    16,536
 1/31/2016                15,703                    15,463
 2/29/2016                15,801                    15,438
 3/31/2016                18,138                    17,481
 4/30/2016                18,629                    17,576
 5/31/2016                17,427                    16,920
 6/30/2016                18,385                    17,596
 7/31/2016                19,548                    18,482
 8/31/2016                19,913                    18,941
 9/30/2016                20,200                    19,185
 10/31/2016               20,644                    19,230
 11/30/2016               19,929                    18,345
 12/31/2016               20,019                    18,386
 1/31/2017                21,292                    19,392
 2/28/2017                22,270                    19,985
 3/31/2017                22,887                    20,490
 4/30/2017                23,063                    20,939
 5/31/2017                23,484                    21,558
 6/30/2017                23,554                    21,775
 7/31/2017                24,819                    23,073
 8/31/2017                25,451                    23,587
 9/30/2017                24,894                    23,493
 10/31/2017               25,781                    24,317
 11/30/2017               25,919                    24,366
 12/31/2017               26,885                    25,240
 1/31/2018                29,257                    27,344
 2/28/2018                27,887                    26,083
 3/31/2018                27,517                    25,598
 4/30/2018                27,627                    25,485
 5/31/2018                26,445                    24,582
 6/30/2018                25,011                    23,560
 7/31/2018                26,162                    24,078
 8/31/2018                25,546                    23,427
 9/30/2018                25,581                    23,303
 10/31/2018               23,444                    21,273

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
------------                        ---------  --------  --------
                                        -9.06%     1.31%     8.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.06% for the Fund and -12.52% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares............................... $1,000.00 $  848.60    0.12%     $0.56
Hypothetical 5% Annual Return
   Institutional Class Shares............................... $1,000.00 $1,024.60    0.12%     $0.61

(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

             DIMENSIONAL EMERGING MARKETS VALUE FUND
Communication Services......................................   4.4%
Consumer Discretionary......................................   7.0%
Consumer Staples............................................   3.2%
Energy......................................................  16.5%
Financials..................................................  28.1%
Health Care.................................................   1.1%
Industrials.................................................   9.0%
Information Technology......................................   7.6%
Materials...................................................  17.8%
Real Estate.................................................   3.8%
Utilities...................................................   1.5%
                                                             100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
BRAZIL -- (9.1%)
    Petroleo Brasileiro SA, Sponsored ADR............................  14,367,145         $  212,921,089                1.3%
    Petroleo Brasileiro SA, Sponsored ADR............................  11,860,183            192,727,974                1.2%
    Vale SA..........................................................  25,779,178            392,835,471                2.4%
    Vale SA, Sponsored ADR...........................................  16,255,951            245,464,858                1.5%
    Other Securities.................................................                        488,493,356                2.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,532,442,748                9.2%
                                                                                          --------------               ----
CHILE -- (1.5%)
    Other Securities.................................................                        252,856,404                1.5%
                                                                                          --------------               ----
CHINA -- (17.3%)
    Agricultural Bank of China, Ltd., Class H........................ 174,752,000             76,922,301                0.5%
    Bank of China, Ltd., Class H..................................... 319,537,817            136,136,324                0.8%
    China Construction Bank Corp., Class H........................... 456,403,101            362,177,201                2.2%
    China Mobile, Ltd................................................  26,696,500            250,089,559                1.5%
    China Overseas Land & Investment, Ltd............................  28,630,000             90,008,084                0.6%
    China Petroleum & Chemical Corp., ADR............................   1,096,853             88,472,147                0.5%
    China Resources Land, Ltd........................................  21,320,000             72,513,561                0.4%
    CNOOC, Ltd.......................................................  86,560,000            147,409,849                0.9%
    Industrial & Commercial Bank of China, Ltd., Class H............. 347,978,996            236,094,205                1.4%
    PetroChina Co., Ltd., Class H.................................... 132,694,000             95,410,082                0.6%
    Other Securities.................................................                      1,350,954,972                8.0%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      2,906,188,285               17.4%
                                                                                          --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         30,714,677                0.2%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         38,726,011                0.2%
                                                                                          --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                          2,765,160                0.0%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            575,029                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                         40,828,087                0.3%
                                                                                          --------------               ----
INDIA -- (12.3%)
    * Axis Bank, Ltd.................................................  11,193,280             87,680,593                0.5%
    ICICI Bank, Ltd., Sponsored ADR..................................   9,736,742             92,401,680                0.6%
    Larsen & Toubro, Ltd.............................................   4,341,385             76,144,793                0.5%
    Reliance Industries, Ltd.........................................  34,030,289            487,144,109                2.9%
    Other Securities.................................................                      1,324,952,288                7.9%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      2,068,323,463               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.4%)
    Other Securities.................................................                        395,331,341                2.4%
                                                                                          --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
MALAYSIA -- (2.9%)
    Other Securities.................................................                     $  481,103,917                2.9%
                                                                                          --------------               ----
MEXICO -- (3.3%)
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR.........     828,427             70,474,285                0.4%
#.. Grupo Financiero Banorte S.A.B. de C.V...........................  16,763,095             92,417,464                0.6%
    Grupo Mexico S.A.B. de C.V.......................................  37,049,726             85,450,613                0.5%
    Other Securities.................................................                        308,237,989                1.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        556,580,351                3.3%
                                                                                          --------------               ----
PHILIPPINES -- (1.0%)
    Other Securities.................................................                        170,597,757                1.0%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        234,321,803                1.4%
                                                                                          --------------               ----
RUSSIA -- (2.2%)
    Gazprom PJSC, Sponsored ADR......................................  23,529,456            111,258,703                0.7%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)............................   1,526,223            113,793,494                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386)..............................   1,486,443            110,948,106                0.7%
    Other Securities.................................................                         34,200,545                0.1%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        370,200,848                2.2%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            290,047                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................   7,309,742             73,859,722                0.5%
#.. MTN Group, Ltd...................................................  20,660,217            119,972,420                0.7%
    Sasol, Ltd.......................................................   3,511,112            114,742,961                0.7%
    Standard Bank Group, Ltd.........................................  17,066,487            189,083,288                1.1%
    Other Securities.................................................                        589,866,218                3.5%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,087,524,609                6.5%
                                                                                          --------------               ----
SOUTH KOREA -- (16.1%)
    Hana Financial Group, Inc........................................   3,478,498            117,175,337                0.7%
    Hyundai Mobis Co., Ltd...........................................     466,986             78,006,168                0.5%
    Hyundai Motor Co.................................................   1,260,771            118,087,465                0.7%
    KB Financial Group, Inc., ADR....................................   2,944,487            122,343,435                0.8%
    LG Electronics, Inc..............................................   1,469,865             82,172,519                0.5%
    POSCO............................................................     609,801            139,579,119                0.9%
    POSCO, Sponsored ADR.............................................   1,487,744             85,723,809                0.5%
    Shinhan Financial Group Co., Ltd.................................   2,532,382             94,320,601                0.6%
    SK Innovation Co., Ltd...........................................     835,521            156,802,205                1.0%
    Other Securities.................................................                      1,717,365,330               10.1%
                                                                                          --------------               ----
TOTAL SOUTH KOREA....................................................                      2,711,575,988               16.3%
                                                                                          --------------               ----
TAIWAN -- (15.9%)
    Cathay Financial Holding Co., Ltd................................  76,712,000            121,793,535                0.8%
    China Steel Corp................................................. 128,706,320            101,651,701                0.6%
    CTBC Financial Holding Co., Ltd.................................. 161,641,073            108,239,785                0.7%
    First Financial Holding Co., Ltd................................. 111,513,349             70,548,110                0.4%
    Fubon Financial Holding Co., Ltd.................................  90,689,471            142,283,110                0.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd..............................  41,860,192         $   106,557,145                0.7%
    Mega Financial Holding Co., Ltd..................................  96,264,796              81,516,387                0.5%
    Taiwan Cement Corp...............................................  61,478,697              69,107,259                0.4%
#.. United Microelectronics Corp..................................... 196,319,681              74,813,761                0.5%
    Other Securities.................................................                       1,805,515,433               10.6%
                                                                                          ---------------              -----
TOTAL TAIWAN.........................................................                       2,682,026,226               16.1%
                                                                                          ---------------              -----
THAILAND -- (3.5%)
    PTT PCL.......................................................... 117,120,800             180,185,846                1.1%
    Other Securities.................................................                         415,411,350                2.5%
                                                                                          ---------------              -----
TOTAL THAILAND.......................................................                         595,597,196                3.6%
                                                                                          ---------------              -----
TURKEY -- (0.8%)
    Other Securities.................................................                         138,476,233                0.8%
                                                                                          ---------------              -----
TOTAL COMMON STOCKS..................................................                      16,297,046,180               97.7%
                                                                                          ---------------              -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Petroleo Brasileiro SA...........................................  12,781,490              94,860,877                0.6%
    Other Securities.................................................                         113,236,691                0.6%
                                                                                          ---------------              -----
TOTAL BRAZIL.........................................................                         208,097,568                1.2%
                                                                                          ---------------              -----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,953,790                0.1%
                                                                                          ---------------              -----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             149,005                0.0%
                                                                                          ---------------              -----
TOTAL PREFERRED STOCKS...............................................                         220,200,363                1.3%
                                                                                          ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             955,977                0.0%
                                                                                          ---------------              -----
TOTAL INVESTMENT SECURITIES..........................................                      16,518,202,520
                                                                                          ===============

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S) DFA Short Term Investment Fund..................................  27,454,672             317,650,554                1.9%
                                                                                          ---------------              -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $16,551,312,445)...........................................                     $16,835,853,074              100.9%
                                                                                          ===============              =====

As of October 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,523 $ 31,092,750  $(2,475,773)
S&P 500(R)/ /Emini Index..........................    608     12/21/18    88,845,479   82,417,440   (6,428,039)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $122,414,002 $113,510,190  $(8,903,812)
                                                                        ============ ============  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Brazil................................................... $1,532,442,748               --       -- $ 1,532,442,748
   Chile....................................................     51,693,904  $   201,162,500       --     252,856,404
   China....................................................    274,708,573    2,631,479,712       --   2,906,188,285
   Colombia.................................................     30,714,677               --       --      30,714,677
   Czech Republic...........................................             --       38,726,011       --      38,726,011
   Greece...................................................             --        2,765,160       --       2,765,160
   Hong Kong................................................             --          575,029       --         575,029
   Hungary..................................................             --       40,828,087       --      40,828,087
   India....................................................    113,467,210    1,954,856,253       --   2,068,323,463
   Indonesia................................................      2,176,735      393,154,606       --     395,331,341
   Malaysia.................................................             --      481,103,917       --     481,103,917
   Mexico...................................................    556,580,351               --       --     556,580,351
   Philippines..............................................             --      170,597,757       --     170,597,757
   Poland...................................................             --      234,321,803       --     234,321,803
   Russia...................................................    133,199,841      237,001,007       --     370,200,848
   Singapore................................................             --          290,047       --         290,047
   South Africa.............................................    124,078,931      963,445,678       --   1,087,524,609
   South Korea..............................................    293,773,016    2,417,802,972       --   2,711,575,988
   Taiwan...................................................     35,284,954    2,646,741,272       --   2,682,026,226
   Thailand.................................................    595,560,157           37,039       --     595,597,196
   Turkey...................................................             --      138,476,233       --     138,476,233
Preferred Stocks
   Brazil...................................................    208,097,568               --       --     208,097,568
   Colombia.................................................     11,953,790               --       --      11,953,790
   South Korea..............................................             --          149,005       --         149,005
Rights/Warrants
   Indonesia................................................             --          544,987       --         544,987
   Malaysia.................................................             --           72,132       --          72,132
   South Korea..............................................             --           92,961       --          92,961
   Taiwan...................................................             --          245,897       --         245,897
Securities Lending Collateral...............................             --      317,650,554       --     317,650,554
Futures Contracts**.........................................     (8,903,812)              --       --      (8,903,812)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $3,954,828,643  $12,872,120,619       -- $16,826,949,262
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                             DIMENSIONAL
                                                              EMERGING
                                                               MARKETS
                                                             VALUE FUND
                                                             -----------
ASSETS:
Investments at Value (including $659,573 of securities on
  loan)*.................................................... $16,518,203
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $317,628)........................     317,651
Segregated Cash for Futures Contracts.......................       5,338
Foreign Currencies at Value.................................     130,020
Cash........................................................      32,193
Receivables:
   Investment Securities Sold...............................       8,901
   Dividends and Interest...................................       3,909
   Securities Lending Income................................       1,568
   Futures Margin Variation.................................       1,142
Unrealized Gain on Foreign Currency Contracts...............           3
                                                             -----------
       Total Assets.........................................  17,018,928
                                                             -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................     317,655
   Investment Securities Purchased..........................      12,970
   Due to Advisor...........................................       1,458
Unrealized Loss on Foreign Currency Contracts...............           3
Accrued Expenses and Other Liabilities......................       1,935
                                                             -----------
       Total Liabilities....................................     334,021
                                                             -----------
NET ASSETS.................................................. $16,684,907
                                                             ===========
Investments at Cost......................................... $16,233,684
                                                             ===========
Foreign Currencies at Cost.................................. $   132,005
                                                             ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                  DIMENSIONAL
                                                                   EMERGING
                                                                    MARKETS
                                                                  VALUE FUND#
                                                                  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $72,294).......... $   535,331
   Income from Securities Lending................................      26,985
                                                                  -----------
          Total Investment Income................................     562,316
                                                                  -----------
EXPENSES
   Investment Management Fees....................................      19,295
   Accounting & Transfer Agent Fees..............................         845
   Custodian Fees................................................       5,292
   Directors'/Trustees' Fees & Expenses..........................          82
   Professional Fees.............................................         703
   Other.........................................................         724
                                                                  -----------
          Total Expenses.........................................      26,941
                                                                  -----------
   Fees Paid Indirectly (Note C).................................        (921)
                                                                  -----------
   Net Expenses..................................................      26,020
                                                                  -----------
   NET INVESTMENT INCOME (LOSS)..................................     536,296
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................................
       Investment Securities Sold**..............................     306,868
       Affiliated Investment Companies Shares Sold...............         (45)
       Futures...................................................       7,329
       Foreign Currency Transactions.............................      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (2,460,561)
       Affiliated Investment Companies Shares....................           4
       Futures...................................................     (12,284)
       Translation of Foreign Currency Denominated Amounts.......          34
                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................  (2,166,084)
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $(1,629,788)
                                                                  ===========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      DIMENSIONAL EMERGING
                                                                       MARKETS VALUE FUND
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   536,296  $   475,435
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     306,868     (259,529)
       Affiliated Investment Companies Shares Sold.................         (45)           1
       Futures.....................................................       7,329       20,081
       Foreign Currency Transactions...............................      (7,429)       2,950
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (2,460,561)   3,780,573
       Affiliated Investment Companies Shares......................           4          (79)
       Futures.....................................................     (12,284)       3,775
       Translation of Foreign Currency Denominated Amounts.........          34          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,629,788)   4,023,154
                                                                    -----------  -----------
Transactions in Interest:
   Contributions...................................................   1,168,085      842,290
   Withdrawals.....................................................  (2,465,601)  (1,900,740)
                                                                    -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................  (1,297,516)  (1,058,450)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,927,304)   2,964,704
NET ASSETS
   Beginning of Year...............................................  19,612,211   16,647,507
                                                                    -----------  -----------
   End of Year..................................................... $16,684,907  $19,612,211
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                       -----------------------------------------------------
                                                                           YEAR         YEAR         YEAR          YEAR
                                                                           ENDED        ENDED        ENDED         ENDED
                                                                          OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                                           2018         2017         2016          2015
                                                                       -----------   -----------  -----------  -----------
Total Return..........................................................       (9.06%)       24.89%       15.80%      (17.95%)
                                                                       -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................................... $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets...............................        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate...............................................          13%           14%          12%          14%
                                                                       -----------   -----------  -----------  -----------

                                                                       ------------
                                                                           YEAR
                                                                           ENDED
                                                                          OCT 31,
                                                                           2014
                                                                       -----------
Total Return..........................................................       (1.09%)
                                                                       -----------
Net Assets, End of Year (thousands)................................... $18,927,517
Ratio of Expenses to Average Net Assets...............................        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.76%
Portfolio Turnover Rate...............................................          12%
                                                                       -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2018, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund..................... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2018, expenses reduced were the following (amount in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Dimensional Emerging Markets Value Fund.....................    $921

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands).The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions, and U.S. government securities (amounts in thousands), were as follows:

                                                             OTHER INVESTMENT SECURITIES
                                                             ---------------------------
                                                             PURCHASES       SALES
                                                              ----------    ----------
Dimensional Emerging Markets Value Fund..................... $2,557,822    $3,288,569

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                            $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              --------  ---------- ----------     ----          --
TOTAL                                                         $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              ========  ========== ==========     ====          ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                               $317,651          27,455      $11,798       --
                                                                 --------          ------      -------       --
TOTAL                                                            $317,651          27,455      $11,798       --
                                                                 ========          ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund..................... $16,551,312  $3,228,704   $(2,953,067)     $275,637

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amount in thousands):

                                                             FUTURES
                                                             --------
Dimensional Emerging Markets Value Fund..................... $111,155

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
Dimensional Emerging Markets Value Fund.....................     $(8,904)        $(8,904)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $  7,329         $  7,329

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $(12,284)        $(12,284)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.....................     2.33%       $24,848         31        $45       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Fund's available line of credit was used.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2018.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------- --------------------
Dimensional Emerging Markets Value Fund.....................  $5,104   $10,326        $1,318

I. SECURITIES LENDING:

   As of October 31, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S government agency securities as follows (amount in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
Dimensional Emerging Markets Value Fund..................... $435,729

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks............................................ $317,650,554     --         --         --    $317,650,554

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                           PORTFOLIOS
                                           TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                          OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                         LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH                 POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------            ------------ -----------    -----------------------------  ------------------ -------------------
George M. Constantinides     Director of  DFADIG-        Leo Melamed Professor of       128 portfolios in  None
University of Chicago        DFAIDG       Since 1983     Finance, University of         4 investment
Booth School of Business     and DIG      DIG- Since     Chicago Booth School of        companies
5807 S. Woodlawn Avenue      Trustee of   1993           Business (since 1978).
Chicago, IL 60637            DFAITC       DFAITC-
                             and DEM      Since 1992
1947                                      DEM- Since
                                          1993

Douglas W. Diamond           Director of  DFADIG-        Merton H. Miller               128 portfolios in  None
University of Chicago        DFAIDG       Since June     Distinguished Service          4 investment
Booth School of Business     and DIG      2017 DIG-      Professor of Finance,          companies
5807 S. Woodlawn Avenue      Trustee of   Since June     University of Chicago Booth
Chicago, IL 60637            DFAITC       2017           School of Business (since
                             and DEM      DFAITC-        1988). Visiting Scholar,
1953                                      Since June     Federal Reserve Bank of
                                          2017 DEM-      Richmond (since 1990).
                                          Since June     Formerly, Fischer Black
                                          2017           Visiting Professor of
                                                         Financial Economics, Alfred
                                                         P. Sloan School of
                                                         Management, Massachusetts
                                                         Institute of Technology (2015
                                                         to 2016).

Roger G. Ibbotson            Director of  DFADIG-        Professor in Practice          128 portfolios in  None
Yale School of               DFAIDG       Since 1981     Emeritus of Finance, Yale      4 investment
Management                   and DIG      DIG- Since     School of Management (since    companies
P.O. Box 208200              Trustee of   1993           1984). Chairman, CIO and
New Haven, CT 06520-8200     DFAITC       DFAITC-        Partner, Zebra Capital
                             and DEM      Since 1992     Management, LLC (hedge fund
1943                                      DEM- Since     and asset manager) (since
                                          1993           2001). Formerly, Consultant
                                                         to Morningstar, Inc. (2006 -
                                                         2016).

Edward P. Lazear             Director of  DFADIG-        Distinguished Visiting         128 portfolios in  None
Stanford University          DFAIDG       Since 2010     Fellow, Becker Friedman        4 investment
Graduate School of Business  and DIG      DIG- Since     Institute for Research in      companies
Knight Management Center,    Trustee of   2010           Economics, University of
E346 Stanford, CA 94305      DFAITC       DFAITC-        Chicago (since 2015). Morris
                             and DEM      Since 2010     Arnold Cox Senior Fellow,
1948                                      DEM- Since     Hoover Institution (since
                                          2010           2002). Jack Steele Parker
                                                         Professor of Human Resources
                                                         Management and Economics,
                                                         Graduate School of Business,
                                                         Stanford University (since
                                                         1995). Cornerstone Research
                                                         (expert testimony and
                                                         economic and financial
                                                         analysis) (since 2009).

Myron S. Scholes             Director of  DFADIG-        Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund         DFAIDG       Since 1981     Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                  and DIG      DIG- Since     (since 2014). Frank E. Buck    companies          Inc. (2013- 2014).
6300 Bee Cave Road,          Trustee of   1993           Professor of Finance,                             Formerly,
Building One                 DFAITC       DFAITC-        Emeritus, Graduate School of                      Director,
Austin, TX 78746             and DEM      Since 1992     Business, Stanford University                     American Century
                                          DEM- Since     (since 1981).                                     Fund Complex
1941                                      1993                                                             (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                                                                                        PORTFOLIOS
                                        TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------         ------------ -----------    -----------------------------  ------------------ -------------------
Abbie J. Smith            Director of  DFADIG-        Boris and Irene Stern          128 portfolios in  Director (since
University of Chicago     DFAIDG       Since 2000     Distinguished Service          4 investment       2000) and
Booth School of Business  and DIG      DIG- Since     Professor of Accounting,       companies          formerly, Lead
5807 S. Woodlawn Avenue   Trustee of   2000           University of Chicago Booth                       Director (May
Chicago, IL 60637         DFAITC       DFAITC-        School of Business (since                         2014 - May
                          and DEM      Since 2000     1980).                                            2017), HNI
1953                                   DEM- Since                                                       Corporation
                                       2000                                                             (formerly known
                                                                                                        as HON Industries
                                                                                                        Inc.) (office
                                                                                                        furniture);
                                                                                                        Director, Ryder
                                                                                                        System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (21 portfolios)
                                                                                                        (since 2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                    PORTFOLIOS
                                    TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------    ------------- -----------    -----------------------------  ------------------ -------------------
David G. Booth       Chairman      DFADIG-        Chairman, Director/Trustee,    128 portfolios in         None
6300 Bee Cave Road,  and Director  Since 1981     and formerly, President and    4 investment
Building One         of DFAIDG     DIG- Since     Co-Chief Executive Officer     companies
Austin, TX 78746     and DIG       1992           (each until March 2017) of
                     Trustee of    DFAITC-        Dimensional Emerging Markets
1946                 DFAITC        Since 1992     Value Fund ("DEM"), DFAIDG,
                     and DEM       DEM- Since     Dimensional Investment Group
                                   1993           Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018),
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------  ------------------------------------------------------------
Valerie A. Brown  Vice President and    Since     Vice President and Assistant Secretary of
1967              Assistant Secretary   2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

David P. Butler   Co-Chief Executive    Since     Co-Chief Executive Officer (since 2017) of
1964              Officer               2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                      .  DFA Australia Limited

                                                  Director and Co-Chief Executive Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since     Executive Vice President (since 2017) of
1972              President             2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Head of Global Institutional Services (since 2014) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) for

                                                      .  Dimensional Fund Advisors LP

Christopher S.     Vice President and        Since     Vice President and Global Chief Compliance Officer (since
Crossan            Global Chief               2004     2004) of
1965               Compliance Officer
                                                           .  all the DFA Entities

                                                           .  DFA Australia Limited

                                                           .  Dimensional Fund Advisors Ltd.

                                                       Chief Compliance Officer (since 2006) and Chief Privacy
                                                       Officer (since 2015) of

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Chief Compliance Officer of

                                                           .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           .  Dimensional Japan Ltd. (since 2017)

                                                       Formerly, Vice President and Global Chief Compliance
                                                       Officer (2010 - 2014) for

                                                           .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958               Financial Officer, and  President   (since 2016) of
                   Treasurer               since 2015
                                           and Chief       .  all the DFA Entities
                                           Financial
                                            Officer        .  Dimensional Advisors Ltd.
                                              and
                                           Treasurer       .  Dimensional Fund Advisors Ltd.
                                           since 2016
                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  DFA Australia Limited

                                                       Director (since 2016) for

                                                           .  Dimensional Funds plc

                                                           .  Dimensional Funds II plc

                                                       Formerly, interim Chief Financial Officer and interim
                                                       Treasurer (2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                           .  Dimensional Fund Advisors Ltd.

                                                           .  DFA Australia Limited

                                                           .  Dimensional Advisors Ltd.

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Formerly, Controller (2015 - 2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                       Formerly, Vice President (2008 - 2015) of

                                                           .  T. Rowe Price Group, Inc.

                                                       Formerly, Director of Investment Treasury and Treasurer
                                                       (2008 - 2015) of

                                                           .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President and         Vice     Vice President (since 2004) and Assistant Secretary (since
1973               Assistant Secretary     President   2017) of
                                           since 2004
                                              and          .  all the DFA Entities
                                           Assistant
                                           Secretary   Vice President and Assistant Secretary (since 2010) of
                                           since 2017
                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez          Vice President and         Vice     Vice President (since 2015) of
1971               Assistant Treasurer     President
                                           since 2015      .  all the DFA Entities
                                              and
                                           Assistant   Assistant Treasurer (since 2017) of
                                           Treasurer
                                           since 2017      .  the DFA Fund Complex

                                                       Formerly, Senior Tax Manager (2013 - 2015) for

                                                           .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President            Since     Vice President (since 2010) of
1972                                          2010
                                                           .  all the DFA Entities

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell  President and General  President   President (since 2017) of
1964                 Counsel                since 2017
                                               and          .  the DFA Fund Complex
                                             General
                                             Counsel    General Counsel (since 2001) of
                                            since 2001
                                                            .  All the DFA Entities

                                                        Executive Vice President (since 2017) and Secretary (since
                                                        2000) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  DFA Securities LLC

                                                            .  Dimensional Investment LLC

                                                        Director (since 2002), Vice President (since 1997) and
                                                        Secretary (since 2002) of

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Vice President and Secretary of

                                                            .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                        Director of

                                                            .  Dimensional Funds plc (since 2002)

                                                            .  Dimensional Funds II plc (since 2006)

                                                            .  Director of Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited (since 2012)

                                                        Formerly, Vice President and Secretary (2010 - 2014) of

                                                            .  Dimensional SmartNest (US) LLC

                                                        Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                        - 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Vice President of

                                                            .  Dimensional Fund Advisors LP (1997 - 2017)

                                                            .  Dimensional Holdings Inc. (2006 - 2017)

                                                            .  DFA Securities LLC (1997 - 2017)

                                                            .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz    Vice President and       Since     Vice President and Deputy Chief Compliance Officer of
1961                 Deputy Chief              2013
                     Compliance Officer                     .  the DFA Fund Complex (since 2013)

                                                            .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O         Vice President and        Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                 Secretary              President
                                            since 2010      .  the DFA Fund Complex
                                               and
                                            Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Investment LLC

                                                        Vice President of

                                                            .  DFA Securities LLC (since 2010)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief       .  all the DFA Entities
                                        Investment
                                         Officer        .  Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                        .  DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                        .  Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                        .  Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                        .  Dimensional Funds plc (since 2014)

                                                        .  Dimensional Fund II plc (since 2014)

                                                        .  Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                        .  Dimensional Japan Ltd. (2016 - 2017)

                                                        .  DFA Australia Limited (2014 - 2017)

                                                    Formerly, Executive Vice President (2017) and Co-Chief
                                                    Investment Officer (2014 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President (2007 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President and Co-Chief Investment Officer
                                                    (2014 - 2017) of

                                                        .  Dimensional Fund Advisors Canada ULC

                                                    Formerly, Director of

                                                        .  Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
Enhanced U.S. Large Company Portfolio.................................       12%          35%           53%          0%
U.S. Large Cap Equity Portfolio.......................................      100%           0%            0%          0%
U.S. Large Cap Value Portfolio........................................       29%           3%           68%          0%
U.S. Targeted Value Portfolio.........................................       21%           5%           74%          0%
U.S. Small Cap Value Portfolio........................................       18%           4%           78%          0%
U.S. Core Equity 1 Portfolio..........................................       74%           1%           25%          0%
U.S. Core Equity 2 Portfolio..........................................       62%           1%           37%          0%
U.S. Vector Equity Portfolio..........................................       27%           0%           73%          0%
U.S. Small Cap Portfolio..............................................       22%           5%           73%          0%
U.S. Micro Cap Portfolio..............................................       15%           6%           79%          0%
U.S. High Relative Profitability Portfolio............................      100%           0%            0%          0%
DFA Real Estate Securities Portfolio..................................       94%           1%            5%          0%
Large Cap International Portfolio.....................................      100%           0%            0%          0%
International Core Equity Portfolio...................................      100%           0%            0%          0%
International Small Company Portfolio.................................       40%           7%           53%          0%
Global Small Company Portfolio........................................       71%           6%           23%          0%
Japanese Small Company Portfolio......................................      100%           0%            0%          0%
Asia Pacific Small Company Portfolio..................................      100%           0%            0%          0%
United Kingdom Small Company Portfolio................................       27%          14%           59%          0%
Continental Small Company Portfolio...................................       76%           0%           24%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
Enhanced U.S. Large Company Portfolio.................................     0%          100%            0%          0%
U.S. Large Cap Equity Portfolio.......................................     0%          100%          100%        100%
U.S. Large Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Targeted Value Portfolio.........................................     0%          100%          100%        100%
U.S. Small Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Core Equity 1 Portfolio..........................................     0%          100%          100%        100%
U.S. Core Equity 2 Portfolio..........................................     0%          100%          100%        100%
U.S. Vector Equity Portfolio..........................................     0%          100%          100%        100%
U.S. Small Cap Portfolio..............................................     0%          100%          100%        100%
U.S. Micro Cap Portfolio..............................................     0%          100%          100%        100%
U.S. High Relative Profitability Portfolio............................     0%          100%          100%        100%
DFA Real Estate Securities Portfolio..................................     0%          100%          100%        100%
Large Cap International Portfolio.....................................     0%          100%          100%        100%
International Core Equity Portfolio...................................     0%          100%          100%        100%
International Small Company Portfolio.................................     0%          100%          100%        100%
Global Small Company Portfolio........................................     0%          100%          100%        100%
Japanese Small Company Portfolio......................................     0%          100%          100%        100%
Asia Pacific Small Company Portfolio..................................     0%          100%          100%        100%
United Kingdom Small Company Portfolio................................     0%          100%          100%        100%
Continental Small Company Portfolio...................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company Portfolio.................................      17%          0%         0%       100%       100%
U.S. Large Cap Equity Portfolio.......................................       0%          0%         0%       100%         0%
U.S. Large Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Targeted Value Portfolio.........................................       0%          0%         0%       100%       100%
U.S. Small Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Core Equity 1 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Core Equity 2 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Vector Equity Portfolio..........................................       0%          0%         0%       100%         0%
U.S. Small Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. Micro Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. High Relative Profitability Portfolio............................       0%          0%         0%       100%         0%
DFA Real Estate Securities Portfolio..................................       0%          0%         0%       100%         0%
Large Cap International Portfolio.....................................       0%         10%        98%         0%         0%
International Core Equity Portfolio...................................       0%         10%        89%         0%         0%
International Small Company Portfolio.................................       0%          9%        92%       100%       100%
Global Small Company Portfolio........................................       0%          5%       100%         0%         0%
Japanese Small Company Portfolio......................................       0%          8%        69%         0%         0%
Asia Pacific Small Company Portfolio..................................       0%          2%        77%         0%         0%
United Kingdom Small Company Portfolio................................       0%          0%         0%         0%       100%
Continental Small Company Portfolio...................................       0%         12%       100%         0%         0%

                See accompanying Notes to Financial Statements.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
DFA International Real Estate Securities Portfolio....................      100%           0%            0%          0%
DFA Global Real Estate Securities Portfolio...........................       83%           0%           17%          0%
DFA International Small Cap Value Portfolio...........................       43%           4%           53%          0%
International Vector Equity Portfolio.................................       85%           0%           15%          0%
International High Relative Profitability Portfolio...................      100%           0%            0%          0%
World ex U.S. Value Portfolio.........................................      100%           0%            0%          0%
World ex U.S. Targeted Value Portfolio................................        0%           0%            0%          0%
World ex U.S. Core Equity Portfolio...................................      100%           0%            0%          0%
World Core Equity Portfolio...........................................       93%           0%            7%          0%
Selectively Hedged Global Equity Portfolio............................       59%          13%           28%          0%
Emerging Markets Portfolio............................................      100%           0%            0%          0%
Emerging Markets Small Cap Portfolio..................................       49%           8%           43%          0%
Emerging Markets Value Portfolio......................................      100%           0%            0%          0%
Emerging Markets Core Equity Portfolio................................      100%           0%            0%          0%
DFA Commodity Strategy Portfolio......................................      100%           0%            0%          0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      100%           0%            0%          0%
U.S. Large Company Portfolio..........................................       88%           1%           11%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
DFA International Real Estate Securities Portfolio....................     0%          100%          100%        100%
DFA Global Real Estate Securities Portfolio...........................     0%          100%          100%        100%
DFA International Small Cap Value Portfolio...........................     0%          100%          100%        100%
International Vector Equity Portfolio.................................     0%          100%          100%        100%
International High Relative Profitability Portfolio...................     0%          100%          100%        100%
World ex U.S. Value Portfolio.........................................     0%          100%          100%        100%
World ex U.S. Targeted Value Portfolio................................     0%            0%            0%          0%
World ex U.S. Core Equity Portfolio...................................     0%          100%          100%        100%
World Core Equity Portfolio...........................................     0%          100%          100%        100%
Selectively Hedged Global Equity Portfolio............................     0%          100%          100%        100%
Emerging Markets Portfolio............................................     0%          100%          100%        100%
Emerging Markets Small Cap Portfolio..................................     0%          100%          100%        100%
Emerging Markets Value Portfolio......................................     0%          100%          100%        100%
Emerging Markets Core Equity Portfolio................................     0%          100%          100%        100%
DFA Commodity Strategy Portfolio......................................     0%          100%          100%        100%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................     0%          100%          100%        100%
U.S. Large Company Portfolio..........................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
DFA International Real Estate Securities Portfolio....................      0%          12%        96%       100%         0%
DFA Global Real Estate Securities Portfolio...........................      0%           0%        47%       100%         0%
DFA International Small Cap Value Portfolio...........................      0%           9%        90%         0%       100%
International Vector Equity Portfolio.................................      0%          11%       100%         0%       100%
International High Relative Profitability Portfolio...................      0%          12%        14%         0%         0%
World ex U.S. Value Portfolio.........................................      0%           8%       100%         0%         0%
World ex U.S. Targeted Value Portfolio................................      0%           0%         0%         0%         0%
World ex U.S. Core Equity Portfolio...................................      0%          12%        86%       100%         0%
World Core Equity Portfolio...........................................      0%           0%         0%       100%         0%
Selectively Hedged Global Equity Portfolio............................      0%           0%        61%       100%       100%
Emerging Markets Portfolio............................................      0%          10%       100%       100%         0%
Emerging Markets Small Cap Portfolio..................................      0%          11%        83%         0%       100%
Emerging Markets Value Portfolio......................................      0%          11%       100%       100%         0%
Emerging Markets Core Equity Portfolio................................      0%          16%       100%       100%         0%
DFA Commodity Strategy Portfolio......................................      6%           0%         0%       100%         0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      0%           8%       100%         0%         0%
U.S. Large Company Portfolio..........................................      0%           0%         0%       100%       100%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

 LOGO                                                           DFA103118-001A
                                                                      00218643

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)  Audit Fees

              Fiscal Year Ended October 31, 2018: $20,708
              Fiscal Year Ended October 31, 2017: $19,780

    (b)  Audit-Related Fees

              Fees for Registrant  Fiscal Year Ended October 31, 2018: $1,721
                                   Fiscal Year Ended October 31, 2017: $1,635

   For fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2018: $205,000
                                   Fiscal Year Ended October 31, 2017: $191,500

   For the fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2017 and the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2018.

    (c)  Tax Fees

              Fees for Registrant  Fiscal Year Ended October 31, 2018: $4,835
                                   Fiscal Year Ended October 31, 2017: $4,642

   Tax Fees included, for the fiscal years ended October 31, 2018 and October 31, 2017, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)  All Other Fees

              Fees for Registrant  Fiscal Year Ended October 31, 2018: $0
                                   Fiscal Year Ended October 31, 2017: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

    (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2018 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                         ---

    (g)    Aggregate Non-Audit Fees

                Fiscal Year Ended October 31, 2018: $1,158,162
                Fiscal Year Ended October 31, 2017: $1,557,179

    (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               October 31, 2018

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
COMMON STOCKS -- (96.8%)
BRAZIL -- (9.1%)
    Aliansce Shopping Centers SA.......................    955,514          $  4,498,349
*   Alliar Medicos A Frente SA.........................    200,900               646,724
    Banco Bradesco SA, ADR.............................  2,284,062            20,944,849
    Banco Bradesco SA..................................    920,662             7,483,548
    Banco BTG Pactual SA...............................    165,425               878,799
    Banco do Brasil SA.................................  5,671,292            65,147,852
    Banco Santander Brasil SA..........................  1,943,535            22,038,742
*   Brasil Brokers Participacoes SA....................     81,676               130,365
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................    176,684               674,167
*   BRF SA.............................................    597,734             3,517,500
*   Cia Siderurgica Nacional SA........................  4,647,072            11,950,149
*   Construtora Tenda SA...............................    434,602             3,331,773
*   Cosan Logistica SA.................................      3,000                10,270
    Cosan SA...........................................  1,183,572            10,256,670
    CSU Cardsystem SA..................................     23,200                46,132
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  2,756,617            10,814,620
*   Direcional Engenharia SA...........................  1,368,861             2,626,271
    Duratex SA.........................................  4,001,937            12,355,839
    Embraer SA.........................................  1,042,062             5,860,636
    Embraer SA, Sponsored ADR..........................    968,215            21,562,148
*   Even Construtora e Incorporadora SA................  1,787,056             2,300,147
    Ez Tec Empreendimentos e Participacoes SA..........    729,625             4,701,444
    Fibria Celulose SA.................................    523,595            10,108,908
    Fibria Celulose SA, Sponsored ADR..................  2,018,972            38,784,452
    Fras-Le SA.........................................      8,500                 9,981
    Gafisa SA, ADR.....................................    165,084             1,028,472
    Gerdau SA, Sponsored ADR...........................  7,033,312            30,594,907
    Gerdau SA..........................................  1,459,232             5,085,648
    Guararapes Confeccoes SA...........................     31,300             1,118,608
*   Helbor Empreendimentos SA..........................  2,537,426             1,138,654
    International Meal Co. Alimentacao SA, Class A.....    909,400             1,637,238
    Iochpe-Maxion SA...................................  1,407,439             7,329,348
    JBS SA............................................. 11,195,257            30,834,713
*   JHSF Participacoes SA..............................  1,139,474               483,775
*   JSL SA.............................................     61,700               113,237
    Kroton Educacional SA.............................. 10,164,014            31,189,854
*   Magnesita Refratarios SA...........................    643,250             9,696,715
*   Marfrig Global Foods SA............................     97,000               167,075
*   Marisa Lojas SA....................................    254,400               355,470
*   Mills Estruturas e Servicos de Engenharia SA.......    480,246               405,206
    Movida Participacoes SA............................    328,526               696,512
    MRV Engenharia e Participacoes SA..................  3,376,033            11,466,628
*   Paranapanema SA....................................  1,683,489               664,982
*   Petro Rio SA.......................................     27,400               876,152
    Petroleo Brasileiro SA, Sponsored ADR.............. 14,367,145           212,921,089
    Petroleo Brasileiro SA, Sponsored ADR.............. 11,860,183           192,727,974
    Petroleo Brasileiro SA.............................  6,217,583            50,656,218
    Porto Seguro SA....................................     98,386             1,437,654
    Portobello SA......................................     47,900                66,801
*   Profarma Distribuidora de Produtos Farmaceuticos SA     37,500                47,561
    QGEP Participacoes SA..............................  1,478,438             4,767,233
    Qualicorp Consultoria e Corretora de Seguros SA....    484,700             1,875,502
    Santos Brasil Participacoes SA.....................  1,256,600             1,205,445
    Sao Carlos Empreendimentos e Participacoes SA......     57,300               492,705
    Sao Martinho SA....................................    102,089               532,185
    Ser Educacional SA.................................    160,800               673,619
    SLC Agricola SA....................................    569,717             8,738,263

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares    Value(double right angle quote)
                                                        ----------- -------------------------------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA....................      71,200         $      130,289
    Sul America SA.....................................   2,321,731             15,471,968
    T4F Entretenimento SA..............................     135,900                261,100
*   Tecnisa SA.........................................   1,585,414                575,120
    Tupy SA............................................     594,387              2,795,048
    Usinas Siderurgicas de Minas Gerais SA.............     531,600              1,828,424
    Vale SA, Sponsored ADR.............................  16,255,951            245,464,858
    Vale SA............................................  25,779,178            392,835,471
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................     335,690              1,374,692
                                                                            --------------
TOTAL BRAZIL...........................................                      1,532,442,748
                                                                            --------------
CHILE -- (1.5%)
    Besalco SA.........................................     512,877                411,470
    CAP SA.............................................   1,254,382             12,078,633
    Cementos BIO BIO SA................................     665,307                880,340
    Cencosud SA........................................  14,173,959             29,059,080
*   Cia Pesquera Camanchaca SA.........................     970,267                 98,660
*   Cia Sud Americana de Vapores SA....................  75,214,368              2,246,224
    Cristalerias de Chile SA...........................     264,624              2,202,875
    Empresa Nacional de Telecomunicaciones SA..........     590,381              4,270,508
*   Empresas AquaChile SA..............................     216,273                148,457
    Empresas CMPC SA...................................  12,712,718             43,696,755
    Empresas COPEC SA..................................   2,553,403             35,798,125
    Empresas Hites SA..................................   1,895,532              1,470,698
*   Empresas La Polar SA...............................  18,624,381                907,673
    Enel Americas SA, ADR..............................   3,876,008             30,542,943
    Enel Americas SA...................................  21,341,268              3,339,446
    Enel Chile SA, ADR.................................   2,913,074             12,526,218
    Grupo Security SA..................................   2,441,889              1,005,750
    Inversiones Aguas Metropolitanas SA................   4,697,740              6,467,808
    Itau CorpBanca..................................... 894,514,811              8,266,811
    Itau CorpBanca, ADR................................       3,677                 47,654
    Latam Airlines Group SA, Sponsored ADR.............     930,270              8,577,089
    Latam Airlines Group SA............................   1,778,558             16,190,922
    Masisa SA..........................................  41,779,325              2,228,879
    PAZ Corp. SA.......................................   2,208,690              3,255,732
    Ripley Corp. SA....................................  12,143,201             10,270,006
    Salfacorp SA.......................................   4,066,548              5,759,859
    Sigdo Koppers SA...................................     177,128                274,931
*   SMU SA.............................................     276,502                 73,020
    Sociedad Matriz SAAM SA............................  55,558,770              4,774,819
    Socovesa SA........................................   5,888,997              3,063,547
    Vina Concha y Toro SA..............................   1,552,271              2,921,472
                                                                            --------------
TOTAL CHILE............................................                        252,856,404
                                                                            --------------
CHINA -- (17.3%)
    361 Degrees International, Ltd.....................   6,238,000              1,451,498
*   A8 New Media Group, Ltd............................     986,000                 36,588
    Agile Group Holdings, Ltd..........................  13,432,999             15,433,783
    Agricultural Bank of China, Ltd., Class H.......... 174,752,000             76,922,301
    Air China, Ltd., Class H...........................   9,396,000              7,596,282
    Ajisen China Holdings, Ltd.........................   1,465,000                488,203
*   Aluminum Corp. of China, Ltd., Class H.............  14,544,000              5,294,673
    AMVIG Holdings, Ltd................................   4,797,100              1,198,894
    Angang Steel Co., Ltd., Class H....................   5,510,640              4,712,457
*   Anton Oilfield Services Group......................  11,664,000              1,649,369
*   Anxin-China Holdings, Ltd..........................   6,152,000                 56,641

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
CHINA -- (Continued)
     Asia Cement China Holdings Corp....................   4,890,500          $  4,181,501
# *  Asian Citrus Holdings, Ltd.........................   4,633,000                66,465
     AVIC International Holdings, Ltd., Class H.........   2,788,000             1,351,844
     AviChina Industry & Technology Co., Ltd., Class H..   3,631,000             2,424,705
     BAIC Motor Corp., Ltd., Class H....................  10,876,500             6,140,030
     Bank of China, Ltd., Class H....................... 319,537,817           136,136,324
     Bank of Chongqing Co., Ltd., Class H...............   2,761,500             1,596,915
     Bank of Communications Co., Ltd., Class H..........  30,438,574            22,867,165
     Bank of Tianjin Co., Ltd., Class H.................      29,000                14,852
*    Baoye Group Co., Ltd., Class H.....................   2,337,120             1,254,410
#    BBMG Corp., Class H................................  12,331,000             3,411,157
     Beijing Capital International Airport Co., Ltd.,
       Class H..........................................   3,162,000             3,432,817
     Beijing Capital Land, Ltd., Class H................   8,977,060             3,048,104
# *  Beijing Enterprises Clean Energy Group, Ltd........   4,880,000                61,786
     Beijing Enterprises Holdings, Ltd..................   2,597,500            14,083,535
# *  Beijing Enterprises Medical & Health Group, Ltd....   2,124,000                84,205
#    Beijing North Star Co., Ltd., Class H..............   3,490,000               922,834
*    Beijing Properties Holdings, Ltd...................     456,000                13,554
#    Beijing Urban Construction Design & Development
       Group Co., Ltd., Class H.........................      28,000                 8,727
#    Best Pacific International Holdings, Ltd...........     210,000                53,428
     Bosideng International Holdings, Ltd...............  12,864,000             1,810,825
# *  Boyaa Interactive International, Ltd...............   2,026,000               475,463
     BYD Electronic International Co., Ltd..............   2,661,500             3,131,887
     C C Land Holdings, Ltd.............................  21,931,429             5,211,256
     Cabbeen Fashion, Ltd...............................     930,000               251,342
*    Capital Environment Holdings, Ltd..................   8,486,000               175,818
*    CAR, Inc...........................................   1,440,000             1,144,675
# *  Carnival Group International Holdings, Ltd.........   3,900,000                70,679
     Carrianna Group Holdings Co., Ltd..................   3,880,391               416,970
*    CECEP COSTIN New Materials Group, Ltd..............     132,000                 1,894
     Central China Real Estate, Ltd.....................   6,729,350             2,458,938
*    Century Sunshine Group Holdings, Ltd...............  14,780,000               365,313
*    CGN Meiya Power Holdings Co., Ltd..................  12,860,000             1,692,687
     Changshouhua Food Co., Ltd.........................      91,000                30,692
#    Chaowei Power Holdings, Ltd........................   4,680,000             2,014,932
*    Chigo Holding, Ltd.................................  28,274,000               260,662
*    Chiho Environmental Group, Ltd.....................      38,000                11,046
#    China Aerospace International Holdings, Ltd........  19,106,000             1,321,802
     China Agri-Industries Holdings, Ltd................  18,251,500             6,117,166
     China Aircraft Leasing Group Holdings, Ltd.........      49,000                49,683
     China Aoyuan Property Group, Ltd...................  10,408,000             6,109,831
*    China Beidahuang Industry Group Holdings, Ltd......     408,000                10,439
     China BlueChemical, Ltd., Class H..................  14,452,878             4,954,444
     China Cinda Asset Management Co., Ltd., Class H....  47,902,000            11,759,100
     China CITIC Bank Corp., Ltd., Class H..............  30,948,112            19,182,695
     China Coal Energy Co., Ltd., Class H...............  11,053,000             4,963,153
     China Communications Construction Co., Ltd.,
       Class H..........................................  21,552,327            19,761,444
     China Communications Services Corp., Ltd., Class H.  12,631,071            10,235,849
     China Construction Bank Corp., Class H............. 456,403,101           362,177,201
     China Dongxiang Group Co., Ltd.....................  19,497,000             3,012,117
     China Eastern Airlines Corp., Ltd., Class H........   3,812,000             2,115,710
     China Electronics Optics Valley Union Holding Co.,
       Ltd..............................................   2,208,000               122,938
     China Energy Engineering Corp., Ltd., Class H......   1,236,000               119,954
*    China Environmental Technology and Bioenergy
       Holdings, Ltd....................................     650,000                 6,649
     China Everbright Bank Co., Ltd., Class H...........  12,049,000             5,378,091
     China Everbright, Ltd..............................   7,561,869            13,409,565
*    China Fiber Optic Network System Group, Ltd........   3,598,000               128,468
     China Financial Services Holdings, Ltd.............   1,884,000               118,398

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
CHINA -- (Continued)
#    China Galaxy Securities Co., Ltd., Class H.........  9,507,000          $  4,789,302
*    China Glass Holdings, Ltd..........................  6,584,000               471,125
*    China Greenfresh Group Co., Ltd....................  2,720,000               368,029
     China Hanking Holdings, Ltd........................    127,000                14,791
#    China Harmony New Energy Auto Holding, Ltd.........  4,503,500             1,793,162
*    China High Precision Automation Group, Ltd.........    429,000                12,514
     China High Speed Transmission Equipment Group Co.,
       Ltd..............................................  1,889,000             1,760,862
#    China Hongqiao Group, Ltd.......................... 10,475,000             7,022,617
     China Huarong Asset Management Co., Ltd., Class H.. 60,041,000            10,901,324
*    China Huiyuan Juice Group, Ltd.....................  5,210,483               503,311
#    China International Capital Corp., Ltd., Class H...  1,217,200             2,004,906
#    China International Marine Containers Group Co.,
       Ltd., Class H....................................  1,180,400             1,042,143
*    China ITS Holdings Co., Ltd........................  4,101,147               117,397
     China Jinmao Holdings Group, Ltd................... 29,670,580            12,501,636
     China Lesso Group Holdings, Ltd....................  6,130,000             3,238,191
*    China Longevity Group Co., Ltd.....................  1,152,649                37,775
     China Machinery Engineering Corp., Class H.........  4,111,000             1,875,655
#    China Merchants Land, Ltd.......................... 11,902,000             1,538,428
     China Merchants Port Holdings Co., Ltd.............  6,748,383            11,494,717
#    China Merchants Securities Co., Ltd., Class H......    139,200               158,079
     China Minsheng Banking Corp., Ltd., Class H........ 27,695,400            20,450,203
     China Mobile, Ltd.................................. 26,696,500           250,089,559
     China Mobile, Ltd., Sponsored ADR..................  1,343,555            62,542,485
     China National Building Material Co., Ltd., Class H 36,225,250            26,044,675
     China New Town Development Co., Ltd................ 11,705,522               285,469
     China Oil & Gas Group, Ltd......................... 10,820,000               745,576
     China Oilfield Services, Ltd., Class H.............  8,572,000             7,997,824
#    China Oriental Group Co., Ltd......................  5,520,000             4,379,774
     China Overseas Grand Oceans Group, Ltd............. 11,941,500             3,701,325
     China Overseas Land & Investment, Ltd.............. 28,630,000            90,008,084
     China Petroleum & Chemical Corp., ADR..............  1,096,853            88,472,147
     China Petroleum & Chemical Corp., Class H.......... 75,317,575            61,351,877
*    China Properties Group, Ltd........................  4,975,000               667,107
     China Railway Construction Corp., Ltd., Class H.... 14,089,514            17,893,782
     China Railway Group, Ltd., Class H................. 20,920,000            18,696,448
     China Railway Signal & Communication Corp., Ltd.,
       Class H..........................................    416,000               280,116
     China Reinsurance Group Corp., Class H............. 16,281,000             3,120,136
     China Resources Cement Holdings, Ltd............... 12,230,000            10,856,303
     China Resources Land, Ltd.......................... 21,320,000            72,513,561
     China Resources Pharmaceutical Group, Ltd..........    734,000             1,078,403
*    China Rundong Auto Group, Ltd......................     22,000                 7,105
*    China Saite Group Co., Ltd.........................    546,000                34,567
     China Sanjiang Fine Chemicals Co., Ltd.............  3,277,000               750,510
     China SCE Group Holdings, Ltd...................... 13,252,000             4,530,395
# *  China Shengmu Organic Milk, Ltd....................    309,000                12,440
     China Shenhua Energy Co., Ltd., Class H............ 24,770,000            56,040,852
     China Shineway Pharmaceutical Group, Ltd...........    435,000               508,002
*    China Silver Group, Ltd............................  5,664,000               703,152
#    China Singyes Solar Technologies Holdings, Ltd.....  4,197,200             1,150,732
     China South City Holdings, Ltd..................... 27,296,000             4,011,949
     China Southern Airlines Co., Ltd., Class H......... 10,660,000             5,810,625
     China Starch Holdings, Ltd......................... 23,300,000               535,823
     China State Construction International Holdings,
       Ltd..............................................  1,970,000             1,408,766
     China Sunshine Paper Holdings Co., Ltd.............  1,374,500               230,534
*    China Taifeng Beddings Holdings, Ltd...............    640,000                16,526
     China Travel International Investment Hong Kong,
       Ltd.............................................. 17,987,631             4,835,318
     China Unicom Hong Kong, Ltd., ADR..................  6,408,129            66,836,785
     China Vast Industrial Urban Development Co., Ltd...    272,000               106,046
#    China XLX Fertiliser, Ltd..........................  1,072,000               389,600

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
CHINA -- (Continued)
# *  China Yurun Food Group, Ltd........................  5,286,000          $    419,115
#    China ZhengTong Auto Services Holdings, Ltd........  6,611,000             3,172,641
#    China Zhongwang Holdings, Ltd...................... 13,496,154             6,005,596
     Chongqing Machinery & Electric Co., Ltd., Class H..  9,984,000               613,598
     Chongqing Rural Commercial Bank Co., Ltd., Class H. 22,208,000            12,267,588
*    Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd....................................  1,188,000                92,670
     Chu Kong Shipping Enterprise Group Co., Ltd........    526,000               119,597
     CIFI Holdings Group Co., Ltd....................... 11,508,000             4,828,256
*    CITIC Dameng Holdings, Ltd.........................  4,333,000               210,808
     CITIC Resources Holdings, Ltd......................  9,744,000               797,450
     CITIC Securities Co., Ltd., Class H................  2,680,500             4,732,436
     CITIC, Ltd......................................... 20,882,483            31,376,123
     Citychamp Watch & Jewellery Group, Ltd.............  1,142,000               234,608
     Clear Media, Ltd...................................    101,000                28,158
     CNOOC, Ltd......................................... 86,560,000           147,409,849
     CNOOC, Ltd., Sponsored ADR.........................    193,369            32,727,703
     Cogobuy Group......................................    747,000               255,335
# *  Comba Telecom Systems Holdings, Ltd................ 11,818,683             1,665,129
     Concord New Energy Group, Ltd...................... 35,200,000             1,394,458
*    Coolpad Group, Ltd.................................  5,380,800                13,990
# *  COSCO SHIPPING Development Co., Ltd., Class H......  4,215,000               431,201
#    COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H..........................................  5,544,000             3,037,495
#    COSCO SHIPPING International Hong Kong Co., Ltd....  4,544,000             1,561,977
     COSCO SHIPPING Ports, Ltd.......................... 13,834,656            14,139,553
*    Coslight Technology International Group Co., Ltd...  1,032,000               256,865
#    CPMC Holdings, Ltd.................................  3,158,000             1,040,450
     CRCC High-Tech Equipment Corp., Ltd., Class H......  1,931,500               392,658
*    CSC Financial Co., Ltd., Class H...................     31,000                17,594
#    CT Environmental Group, Ltd........................  5,652,000               256,596
*    DaChan Food Asia, Ltd..............................  1,919,000                87,114
     Dah Chong Hong Holdings, Ltd.......................  8,440,108             2,862,363
*    Daphne International Holdings, Ltd.................  2,812,000                91,592
     Dawnrays Pharmaceutical Holdings, Ltd..............    189,000                43,461
*    Dongfang Electric Corp., Ltd., Class H.............    471,600               253,261
     Dongfeng Motor Group Co., Ltd., Class H............ 13,620,000            13,458,073
     Dongyue Group, Ltd.................................  2,696,000             1,444,374
*    Dynasty Fine Wines Group, Ltd......................  9,228,600               317,743
     E-Commodities Holdings, Ltd........................  4,104,000               194,602
*    eHi Car Services, Ltd., Sponsored ADR..............      8,185                98,793
     Embry Holdings, Ltd................................    539,000               171,806
     EVA Precision Industrial Holdings, Ltd.............  5,296,000               420,379
     Everbright Securities Co., Ltd., Class H...........    816,000               715,338
*    Evergreen International Holdings, Ltd..............    833,000                53,439
     Fantasia Holdings Group Co., Ltd................... 15,452,515             1,544,654
     Far East Horizon, Ltd..............................  3,763,000             3,655,232
     Fosun International, Ltd........................... 11,099,183            16,284,043
#    Fufeng Group, Ltd..................................  8,739,000             3,708,847
# *  GCL New Energy Holdings, Ltd.......................  7,946,000               264,818
# *  GCL-Poly Energy Holdings, Ltd...................... 83,998,000             4,991,325
     Gemdale Properties & Investment Corp., Ltd......... 14,802,000             1,366,328
     Genertec Universal Medical Group Co., Ltd..........  2,432,000             1,893,644
#    GF Securities Co., Ltd., Class H...................  3,375,200             4,373,042
*    Glorious Property Holdings, Ltd.................... 26,231,000             1,277,982
     Goldlion Holdings, Ltd.............................  1,962,000               773,363
#    Goldpac Group, Ltd.................................  1,145,000               277,996
# *  GOME Retail Holdings, Ltd.......................... 80,257,000             8,015,681
#    Grand Baoxin Auto Group, Ltd.......................  3,329,500               726,544
#    Great Wall Motor Co., Ltd., Class H................ 17,402,500            10,337,446
     Greenland Hong Kong Holdings, Ltd..................  7,422,575             1,711,302

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
CHINA -- (Continued)
     Greentown China Holdings, Ltd......................   5,522,591          $  3,859,514
     Guangdong Yueyun Transportation Co., Ltd., Class H.     225,000                88,850
     Guangshen Railway Co., Ltd., Sponsored ADR.........     340,009             6,385,369
     Guangzhou Automobile Group Co., Ltd., Class H......  10,444,000            10,585,450
     Guangzhou R&F Properties Co., Ltd., Class H........   8,578,314            13,544,736
*    Guodian Technology & Environment Group Corp.,
       Ltd., Class H....................................   3,139,000               117,683
*    Guolian Securities Co., Ltd., Class H..............     171,500                38,214
#    Guorui Properties, Ltd.............................   1,844,000               442,765
     Guotai Junan Securities Co., Ltd., Class H.........      95,400               201,138
     Haitong Securities Co., Ltd., Class H..............  12,976,400            13,073,588
*    Hanergy Thin Film Power Group, Ltd.................  14,642,000             9,335,688
     Harbin Bank Co., Ltd., Class H.....................   1,489,000               346,350
#    Harbin Electric Co., Ltd., Class H.................   5,713,474             1,615,930
# *  HC Group, Inc......................................   1,275,500               828,970
*    Hengdeli Holdings, Ltd.............................  14,156,000               588,342
*    Hi Sun Technology China, Ltd.......................   5,823,000               676,225
     Hilong Holding, Ltd................................   5,833,000               697,559
     HKC Holdings, Ltd..................................   1,208,155               869,259
*    Honghua Group, Ltd.................................   4,453,000               283,645
     Honworld Group, Ltd................................     527,500               242,848
#    Hopefluent Group Holdings, Ltd.....................   1,624,000               530,173
     Hopson Development Holdings, Ltd...................   5,500,000             4,228,824
# *  Hua Han Health Industry Holdings, Ltd..............  23,012,000               622,109
     Hua Hong Semiconductor, Ltd........................   2,382,000             4,157,805
     Huaneng Renewables Corp., Ltd., Class H............  33,002,000             8,493,878
*    Huatai Securities Co., Ltd., Class H...............   4,174,800             6,721,233
     Huishang Bank Corp., Ltd., Class H.................   1,351,900               585,192
*    Hydoo International Holding, Ltd...................   1,112,000                59,378
     Industrial & Commercial Bank of China, Ltd.,
       Class H.......................................... 347,978,996           236,094,205
     Inner Mongolia Yitai Coal Co., Ltd., Class H.......      10,500                 9,019
# *  Jiangnan Group, Ltd................................  12,064,000               562,744
#    Jiangxi Copper Co., Ltd., Class H..................   6,197,000             6,845,004
     Jilin Jiutai Rural Commercial Bank Corp., Ltd.,
       Class H..........................................      37,000                16,500
#    Jingrui Holdings, Ltd..............................     819,000               211,278
*    JinkoSolar Holding Co., Ltd., ADR..................     245,851             1,981,559
     Joy City Property, Ltd.............................   9,202,000               978,150
     Ju Teng International Holdings, Ltd................   7,482,249             1,914,025
     K Wah International Holdings, Ltd..................   2,184,233               989,550
*    Kai Yuan Holdings, Ltd.............................  41,600,000               255,532
     Kaisa Group Holdings, Ltd..........................   6,307,632             1,542,574
     Kangda International Environmental Co., Ltd........   5,159,000               574,457
#    Kasen International Holdings, Ltd..................   1,807,000               767,183
     Kingboard Holdings, Ltd............................   5,960,345            16,010,847
#    Kingboard Laminates Holdings, Ltd..................     766,000               588,051
     Kunlun Energy Co., Ltd.............................  25,910,000            29,480,012
     KWG Group Holdings, Ltd............................  10,525,000             8,077,152
*    Labixiaoxin Snacks Group, Ltd......................   2,175,000               152,321
     Lai Fung Holdings, Ltd.............................     947,639             1,142,907
     Le Saunda Holdings, Ltd............................     120,000                15,320
     Lee & Man Paper Manufacturing, Ltd.................   2,119,000             1,819,334
     Legend Holdings Corp., Class H.....................     845,800             2,300,387
*    Leoch International Technology, Ltd................   2,305,000               194,342
*    Lianhua Supermarket Holdings Co., Ltd., Class H....     388,000                89,263
     LK Technology Holdings, Ltd........................     785,000                75,334
     Longfor Group Holdings, Ltd........................   9,774,500            23,753,835
     Lonking Holdings, Ltd..............................  13,758,000             3,101,951
#    Maanshan Iron & Steel Co., Ltd., Class H...........  11,328,000             6,100,454
     Maoye International Holdings, Ltd..................   9,688,000               694,447
     Metallurgical Corp. of China, Ltd., Class H........   6,949,000             1,688,993

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
CHINA -- (Continued)
*    MIE Holdings Corp..................................   2,680,000           $    56,023
     Min Xin Holdings, Ltd..............................     708,418               464,549
*    Mingfa Group International Co., Ltd................     608,000                 4,365
     Minmetals Land, Ltd................................  11,653,205             1,788,001
     MOBI Development Co., Ltd..........................     379,000                38,765
#    Modern Land China Co., Ltd.........................   2,643,200               332,654
# *  Munsun Capital Group, Ltd..........................   4,091,500                79,133
*    Nature Home Holding Co., Ltd.......................     605,000               112,848
*    New World Department Store China, Ltd..............   3,883,000               773,613
     Nine Dragons Paper Holdings, Ltd...................   8,438,000             8,080,974
*    North Mining Shares Co., Ltd.......................   5,170,000                17,873
     NVC Lighting Holdings, Ltd.........................   5,114,000               334,013
     Orient Securities Co., Ltd., Class H...............     381,200               251,037
*    Ourgame International Holdings, Ltd................     329,000                30,701
     Overseas Chinese Town Asia Holdings, Ltd...........     982,000               277,345
#    Ozner Water International Holding, Ltd.............     349,000                75,228
# *  Panda Green Energy Group, Ltd......................   3,996,000               150,583
# *  Parkson Retail Group, Ltd..........................   9,308,000               820,467
#    PAX Global Technology, Ltd.........................   3,983,000             1,963,606
     People's Insurance Co. Group of China, Ltd. (The),
       Class H..........................................  32,245,000            13,188,264
     PetroChina Co., Ltd., ADR..........................      75,718             5,500,156
     PetroChina Co., Ltd., Class H...................... 132,694,000            95,410,082
     PICC Property & Casualty Co., Ltd., Class H........  10,145,000             9,861,342
#    Poly Culture Group Corp., Ltd., Class H............     297,300               341,881
     Poly Property Group Co., Ltd.......................  16,818,488             5,040,320
     Postal Savings Bank of China Co., Ltd., Class H....   9,392,000             5,619,319
     Pou Sheng International Holdings, Ltd..............   5,007,000               951,979
     Powerlong Real Estate Holdings, Ltd................  11,449,000             3,928,910
*    Prosperity International Holdings HK, Ltd..........  16,380,000                88,069
*    PW Medtech Group, Ltd..............................   1,439,000               241,313
*    Qingdao Port International Co., Ltd., Class H......     395,000               229,860
     Qingling Motors Co., Ltd., Class H.................   8,100,000             2,100,003
     Qinhuangdao Port Co., Ltd., Class H................      63,500                13,800
     Qunxing Paper Holdings Co., Ltd....................   5,020,071               241,979
*    Real Gold Mining, Ltd..............................   3,137,500               105,224
     Red Star Macalline Group Corp., Ltd., Class H......     550,543               487,054
     Regal International Airport Group Co., Ltd.,
       Class H..........................................   1,270,000             1,138,342
# *  Renhe Commercial Holdings Co., Ltd.................  43,919,000             1,460,761
# *  Rentian Technology Holdings, Ltd...................   4,720,000                86,700
*    REXLot Holdings, Ltd............................... 118,774,931               197,914
# *  Ronshine China Holdings, Ltd.......................   1,277,500             1,441,414
*    Royale Furniture Holdings, Ltd.....................     450,000                39,677
     Sany Heavy Equipment International Holdings Co.,
       Ltd..............................................   4,972,000             1,434,194
*    Scud Group, Ltd....................................   3,368,000               128,845
     Seaspan Corp.......................................     574,922             5,139,803
# *  Semiconductor Manufacturing International Corp.....  13,658,698            11,282,595
*    Semiconductor Manufacturing International Corp.,
       ADR..............................................   1,056,940             4,460,287
#    Shandong Chenming Paper Holdings, Ltd., Class H....   1,811,227             1,019,926
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H..     104,000                52,241
*    Shanghai Dasheng Agricultural Finance Technology
       Co., Ltd., Class H...............................   4,352,000                26,677
#    Shanghai Electric Group Co., Ltd., Class H.........   6,666,000             2,169,555
     Shanghai Industrial Holdings, Ltd..................   4,234,918             8,918,695
#    Shanghai Industrial Urban Development Group, Ltd...  12,292,000             1,855,206
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H....................................   8,446,000             1,977,692
#    Shanghai La Chapelle Fashion Co., Ltd., Class H....      81,000                72,281
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H   1,502,000             3,326,186
*    Shanghai Prime Machinery Co., Ltd., Class H........   7,102,000               997,615
     Shengjing Bank Co., Ltd., Class H..................     328,500               144,670
     Shenguan Holdings Group, Ltd.......................   3,610,000               182,155

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     Shenzhen International Holdings, Ltd...............  2,845,817           $ 5,452,110
     Shenzhen Investment, Ltd........................... 25,444,650             7,323,593
     Shimao Property Holdings, Ltd...................... 10,404,035            20,500,523
*    Shougang Concord International Enterprises Co.,
       Ltd.............................................. 54,246,416             1,216,332
     Shougang Fushan Resources Group, Ltd............... 20,484,594             4,146,503
     Shui On Land, Ltd.................................. 30,798,803             6,224,532
*    Shunfeng International Clean Energy, Ltd........... 12,548,000               462,344
     Sihuan Pharmaceutical Holdings Group, Ltd..........  7,119,000             1,449,536
# *  Silver Grant International Industries, Ltd.........  6,430,804             1,397,150
     SIM Technology Group, Ltd..........................  7,497,000               263,531
# *  Sinofert Holdings, Ltd.............................  7,620,000               856,818
# *  Sinolink Worldwide Holdings, Ltd................... 10,762,508               827,265
     Sino-Ocean Group Holding, Ltd...................... 24,191,602             9,509,621
     Sinopec Engineering Group Co., Ltd., Class H.......  5,599,000             5,215,765
     Sinopec Kantons Holdings, Ltd......................  5,446,000             2,222,502
     Sinopec Shanghai Petrochemical Co., Ltd., Class H..      2,000                   879
#    Sinotrans Shipping, Ltd............................ 10,048,416             3,360,189
     Sinotrans, Ltd., Class H........................... 13,270,000             4,642,235
#    Sinotruk Hong Kong, Ltd............................  5,172,335             7,479,049
     Skyworth Digital Holdings, Ltd..................... 15,847,083             3,669,830
     SOHO China, Ltd.................................... 19,301,888             6,561,611
     Springland International Holdings, Ltd.............  4,129,000               843,822
*    SPT Energy Group, Inc..............................  1,680,000               124,136
*    SRE Group, Ltd..................................... 21,316,285               402,674
# *  Starrise Media Holdings, Ltd.......................    286,000                48,461
     Summi Group Holdings, Ltd..........................  3,092,000                79,444
     Sun King Power Electronics Group...................    148,000                18,934
*    Sunshine 100 China Holdings, Ltd...................    187,000                90,699
*    Taung Gold International, Ltd......................  7,700,000                35,313
     TCL Electronics Holdings, Ltd......................    921,666               375,655
# *  Technovator International, Ltd.....................  2,224,000               301,079
     Tenwow International Holdings, Ltd.................  2,993,000               145,033
     Texhong Textile Group, Ltd.........................    922,500             1,114,203
     Tian An China Investment Co., Ltd..................  4,936,000             2,636,193
#    Tiangong International Co., Ltd....................  2,152,000               478,391
     Tianjin Port Development Holdings, Ltd............. 18,399,657             1,876,700
#    Tianneng Power International, Ltd..................  1,250,000             1,003,137
     Time Watch Investments, Ltd........................     92,000                13,076
#    Tomson Group, Ltd..................................  2,790,526               781,335
     Tongda Group Holdings, Ltd.........................  3,080,000               398,384
     Tonly Electronics Holdings, Ltd....................     41,330                26,417
#    Top Spring International Holdings, Ltd.............    146,000                38,332
     TPV Technology, Ltd................................  8,358,496               683,685
     Trigiant Group, Ltd................................  2,574,000               293,146
     Trony Solar Holdings Co., Ltd......................  8,775,000               132,040
     United Energy Group, Ltd...........................  4,574,000               892,995
*    V1 Group, Ltd......................................  6,098,000               373,254
     Wasion Holdings, Ltd...............................  4,330,000             2,123,969
#    Weichai Power Co., Ltd., Class H...................  4,866,000             4,810,531
     Weiqiao Textile Co., Class H.......................  3,521,500             1,095,800
     West China Cement, Ltd............................. 25,138,000             3,732,052
#    Wisdom Sports Group................................    440,000                33,781
     Xiamen International Port Co., Ltd., Class H.......  9,888,000             1,298,853
*    Xinchen China Power Holdings, Ltd..................  4,685,000               341,256
     Xingda International Holdings, Ltd.................  8,418,842             2,273,036
     Xingfa Aluminium Holdings, Ltd.....................    435,000               286,492
#    Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H..........................................  1,323,000               829,806
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H.  2,692,000               251,159
     Xinyuan Real Estate Co., Ltd., ADR.................    105,240               434,641

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     Xtep International Holdings, Ltd...................  2,087,000         $    1,144,927
*    Yanchang Petroleum International, Ltd.............. 21,400,000                202,963
     Yanzhou Coal Mining Co., Ltd., Class H............. 10,052,000              9,560,264
     Yip's Chemical Holdings, Ltd.......................    842,000                255,432
# *  Youyuan International Holdings, Ltd................  3,376,251              1,116,179
*    Yuanda China Holdings, Ltd.........................    712,000                  7,372
*    YuanShengTai Dairy Farm, Ltd.......................    658,000                 14,621
     Yuexiu Property Co., Ltd........................... 55,800,786              8,854,792
     Yuzhou Properties Co., Ltd......................... 14,807,960              5,286,611
     Zhaojin Mining Industry Co., Ltd., Class H.........    625,500                553,279
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H..........................................    473,600                242,209
# *  Zhong An Real Estate, Ltd.......................... 18,638,600                642,632
     Zhuhai Holdings Investment Group, Ltd..............  1,404,000                147,366
#    Zoomlion Heavy Industry Science and Technology
       Co., Ltd., Class H...............................  9,018,200              2,892,965
                                                                            --------------
TOTAL CHINA                                                                  2,906,453,103
                                                                            --------------
COLOMBIA -- (0.2%)
     Almacenes Exito SA.................................  1,643,737              7,096,726
     Cementos Argos SA..................................     23,923                 52,163
     Constructora Conconcreto SA........................     86,988                  7,430
     Grupo Argos SA.....................................  1,390,662              6,479,235
     Grupo de Inversiones Suramericana SA...............  1,609,854             15,700,990
     Grupo Nutresa SA...................................    193,270              1,338,691
     Mineros SA.........................................     65,037                 39,442
                                                                            --------------
TOTAL COLOMBIA                                                                  30,714,677
                                                                            --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S............................................  1,627,582             38,726,011
                                                                            --------------
GREECE -- (0.0%)
*    Alpha Bank AE......................................    121,090                182,739
     Bank of Greece.....................................     25,557                358,688
*    Ellaktor SA........................................    973,195              1,403,651
*    Intracom Holdings SA...............................    855,955                817,612
*    Piraeus Bank SA....................................      1,682                  2,470
                                                                            --------------
TOTAL GREECE                                                                     2,765,160
                                                                            --------------
HONG KONG -- (0.0%)
*    China Rare Earth Holdings, Ltd.....................  7,028,600                310,211
                                                                            --------------
HUNGARY -- (0.2%)
#    MOL Hungarian Oil & Gas P.L.C......................  2,932,548             30,748,508
     OTP Bank P.L.C.....................................    269,536              9,683,197
     Richter Gedeon Nyrt................................     21,339                396,382
                                                                            --------------
TOTAL HUNGARY                                                                   40,828,087
                                                                            --------------
INDIA -- (12.3%)
*    5Paisa Capital, Ltd................................     75,677                184,865
     Aarti Drugs, Ltd...................................     16,264                130,962
*    Aban Offshore, Ltd.................................     77,993                 78,059
     ACC, Ltd...........................................    475,507              8,816,959
     Adani Enterprises, Ltd.............................  3,374,526              7,754,782
*    Adani Gas, Ltd.....................................  3,374,526              2,763,237
*    Adani Green Energy, Ltd............................  2,568,014              1,364,853
*    Adani Power, Ltd...................................  5,210,321              3,227,177
*    Adani Transmissions, Ltd...........................    674,212              1,507,675
*    Aditya Birla Capital, Ltd..........................  1,689,688              2,394,113

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd...............  1,821,411           $ 4,425,089
    Alembic, Ltd.......................................    518,846               298,966
*   Allahabad Bank.....................................  1,291,820               772,457
    Allcargo Logistics, Ltd............................    462,900               635,161
    Ambuja Cements, Ltd................................  4,289,850            11,420,844
*   Amtek Auto, Ltd....................................  1,036,955                65,298
    Anant Raj, Ltd.....................................    884,689               429,079
*   Andhra Bank........................................  2,343,184               939,403
    Andhra Sugars, Ltd. (The)..........................     14,835                73,839
    Apar Industries, Ltd...............................    155,271             1,166,100
    Apollo Tyres, Ltd..................................  4,163,726            12,268,952
    Arvind, Ltd........................................  2,074,030             9,603,351
    Ashiana Housing, Ltd...............................     37,295                63,544
    Ashoka Buildcon, Ltd...............................    567,283               872,504
    Asian Granito India, Ltd...........................      4,325                10,491
    Astra Microwave Products, Ltd......................    107,891               114,608
    Aurobindo Pharma, Ltd..............................  1,151,205            12,414,326
*   Axis Bank, Ltd..................................... 11,193,280            87,680,593
*   Bajaj Hindusthan Sugar, Ltd........................  1,266,222               174,826
    Bajaj Holdings & Investment, Ltd...................    391,038            14,894,112
    Balkrishna Industries, Ltd.........................     88,982             1,314,023
    Balmer Lawrie & Co., Ltd...........................    597,383             1,575,777
*   Balrampur Chini Mills, Ltd.........................  2,074,917             2,981,699
    Banco Products India, Ltd..........................    111,231               267,061
*   Bank of Baroda.....................................  4,632,816             6,917,623
*   Bank of India......................................    737,171               858,325
*   Bank of Maharashtra................................    969,657               177,954
    Bannari Amman Sugars, Ltd..........................        295                 7,029
    BEML, Ltd..........................................     52,357               416,144
    Bharat Electronics, Ltd............................  3,556,074             4,466,572
    Bharat Heavy Electricals, Ltd......................  7,729,434             7,207,493
    Bharti Airtel, Ltd................................. 16,624,129            65,573,870
    Bharti Infratel, Ltd...............................  1,311,841             4,731,214
    Birla Corp., Ltd...................................    177,985             1,358,235
    Bodal Chemicals, Ltd...............................     86,611               136,351
    Bombay Dyeing & Manufacturing Co., Ltd.............     11,606                16,445
    Brigade Enterprises, Ltd...........................    187,699               405,861
    BSE, Ltd...........................................     65,358               530,007
    Can Fin Homes, Ltd.................................    137,310               510,141
*   Canara Bank........................................  1,065,655             3,773,368
    Ceat, Ltd..........................................    251,385             3,895,432
*   Central Bank of India..............................     70,316                30,506
    Century Textiles & Industries, Ltd.................     12,794               142,259
*   CG Power and Industrial Solutions, Ltd.............  3,762,643             1,800,201
    Chambal Fertilizers & Chemicals, Ltd...............  1,903,272             3,693,576
    Chennai Super Kings Cricket, Ltd...................  5,080,767                28,989
    Cipla, Ltd.........................................    232,783             1,970,592
    City Union Bank, Ltd...............................  1,583,412             3,633,291
*   Coffee Day Enterprises, Ltd........................     38,981               137,328
    Container Corp. Of India, Ltd......................    322,944             2,763,179
*   Corp. Bank.........................................  1,646,469               601,565
*   Cox & Kings Financial Service, Ltd.................    447,523               393,992
    Cox & Kings, Ltd...................................  1,342,568             3,803,052
    Cyient, Ltd........................................    124,698             1,044,988
    Dalmia Bharat, Ltd.................................     89,076             2,519,663
    DB Corp., Ltd......................................    119,605               266,073
*   DB Realty, Ltd.....................................    572,302               156,000
    DCB Bank, Ltd......................................  2,592,693             5,556,784
    DCM Shriram, Ltd...................................    439,667             2,439,342

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....    383,396           $ 1,020,128
    Delta Corp., Ltd...................................     51,743               164,929
*   DEN Networks, Ltd..................................    391,626               360,454
*   Dena Bank..........................................    305,763                66,587
    Dewan Housing Finance Corp., Ltd...................  2,299,350             6,983,537
    Dhampur Sugar Mills, Ltd...........................     49,279               105,350
*   Dishman Carbogen Amcis, Ltd........................  1,112,429             3,529,279
    DLF, Ltd...........................................  4,286,621             9,507,544
    Dr Reddy's Laboratories, Ltd., ADR.................    263,337             8,961,358
    Dr Reddy's Laboratories, Ltd.......................    496,386            17,049,282
    Dredging Corp. of India, Ltd.......................     12,603                53,891
    eClerx Services, Ltd...............................      2,417                34,674
    Edelweiss Financial Services, Ltd..................    334,855               735,196
    EID Parry India, Ltd...............................    971,919             2,917,748
    EIH, Ltd...........................................    983,731             2,145,258
    Electrosteel Castings, Ltd.........................    948,259               259,123
    Engineers India, Ltd...............................    678,889             1,067,735
*   Eros International Media, Ltd......................    366,181               371,461
    Essel Propack, Ltd.................................  1,200,048             1,428,078
    Exide Industries, Ltd..............................    126,332               453,703
*   FDC, Ltd...........................................     56,441               152,970
    Federal Bank, Ltd.................................. 13,007,526            14,538,467
    FIEM Industries, Ltd...............................      2,436                20,131
    Finolex Cables, Ltd................................    506,794             3,431,508
    Finolex Industries, Ltd............................    126,285               930,376
    Firstsource Solutions, Ltd.........................  2,945,911             2,433,687
*   Fortis Healthcare, Ltd.............................  2,206,119             4,175,934
*   Future Enterprises, Ltd............................  1,523,254               803,032
*   Future Retail, Ltd.................................  1,095,978             7,274,848
    GAIL India, Ltd....................................  6,693,221            33,983,509
    Gateway Distriparks, Ltd...........................    358,715               645,461
    Gati, Ltd..........................................    761,861               770,967
    Genus Power Infrastructures, Ltd...................     32,426                12,722
    GHCL, Ltd..........................................    367,289             1,130,733
    GIC Housing Finance, Ltd...........................    142,373               493,279
    Glenmark Pharmaceuticals, Ltd......................    766,829             6,425,557
    GOCL Corp., Ltd....................................      4,209                16,750
*   Godawari Power and Ispat, Ltd......................     78,671               404,843
    Godfrey Phillips India, Ltd........................     70,572               735,080
    Granules India, Ltd................................  1,885,387             2,506,620
    Grasim Industries, Ltd.............................  2,055,461            23,120,304
    Great Eastern Shipping Co., Ltd. (The).............    870,198             3,663,192
    Greaves Cotton, Ltd................................    340,138               535,187
    Gujarat Alkalies & Chemicals, Ltd..................    342,773             2,476,006
    Gujarat Ambuja Exports, Ltd........................    135,969               444,220
    Gujarat Fluorochemicals, Ltd.......................    387,110             4,623,603
    Gujarat Mineral Development Corp., Ltd.............  1,228,209             1,438,713
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................    655,128             2,951,317
    Gujarat Pipavav Port, Ltd..........................    245,747               331,539
    Gujarat State Fertilizers & Chemicals, Ltd.........  2,186,080             3,094,848
    Gujarat State Petronet, Ltd........................  2,384,500             5,768,306
*   Hathway Cable & Datacom, Ltd.......................    684,589               278,646
    HBL Power Systems, Ltd.............................    174,131                70,131
    HCL Technologies, Ltd..............................     79,232             1,139,572
    HeidelbergCement India, Ltd........................    396,490               760,532
    Hikal, Ltd.........................................    295,081               638,206
    HIL, Ltd...........................................     17,515               528,913
    Himachal Futuristic Communications, Ltd............  7,434,134             2,128,966
    Himatsingka Seide, Ltd.............................    347,051             1,121,030

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Hindalco Industries, Ltd........................... 11,292,426           $33,623,344
    Hinduja Global Solutions, Ltd......................     74,046               657,699
    Hindustan Media Ventures, Ltd......................     11,103                19,448
    Honda SIEL Power Products, Ltd.....................      3,435                48,434
*   Housing Development & Infrastructure, Ltd..........  2,719,300               745,047
    HSIL, Ltd..........................................    429,703             1,385,118
    HT Media, Ltd......................................    800,270               428,895
    Huhtamaki PPL, Ltd.................................      6,622                19,314
    I G Petrochemicals, Ltd............................     15,701                92,719
    ICICI Bank, Ltd., Sponsored ADR....................  9,736,742            92,401,680
*   IDBI Bank, Ltd.....................................  2,655,560             2,121,760
    IDFC Bank, Ltd..................................... 11,560,990             5,412,967
    IDFC, Ltd..........................................  8,872,862             4,407,907
*   IFCI, Ltd..........................................  8,839,280             1,651,604
    IIFL Holdings, Ltd.................................  2,709,306            16,876,707
*   IL&FS Transportation Networks, Ltd.................    529,814               141,905
    India Cements, Ltd. (The)..........................  2,685,958             3,267,113
    India Glycols, Ltd.................................    118,892               614,450
*   Indiabulls Real Estate, Ltd........................  2,831,621             2,879,115
*   Indian Bank........................................    519,386             1,763,202
    Indian Hotels Co., Ltd. (The)......................  4,335,404             7,570,848
    Indian Hume Pipe Co., Ltd..........................      2,945                10,827
    Indo Count Industries, Ltd.........................    363,483               334,421
    Indoco Remedies, Ltd...............................     52,819               135,498
    INEOS Styrolution India, Ltd.......................     32,615               295,393
    Infosys, Ltd.......................................    696,020             6,427,742
    Ingersoll-Rand India, Ltd..........................     46,093               322,740
*   Inox Leisure, Ltd..................................     18,187                54,056
*   Inox Wind, Ltd.....................................     45,583                51,940
    Insecticides India, Ltd............................     12,305                69,118
*   Intellect Design Arena, Ltd........................    476,136             1,607,965
*   International Paper APPM, Ltd......................     25,252               165,575
    Ipca Laboratories, Ltd.............................     23,144               213,372
    ITD Cementation India, Ltd.........................    127,859               199,725
    J Kumar Infraprojects, Ltd.........................    141,986               240,599
    Jagran Prakashan, Ltd..............................    387,987               582,731
    Jai Corp., Ltd.....................................    737,204             1,030,028
    Jain Irrigation Systems, Ltd.......................  5,462,650             5,254,741
*   Jaiprakash Associates, Ltd......................... 17,658,065             1,558,918
*   Jammu & Kashmir Bank, Ltd. (The)...................  3,014,805             1,716,447
*   Jaypee Infratech, Ltd..............................  3,502,595               109,600
    JB Chemicals & Pharmaceuticals, Ltd................    416,210             1,733,613
    JBF Industries, Ltd................................    171,506                44,890
    Jindal Poly Films, Ltd.............................    247,064               903,755
    Jindal Saw, Ltd....................................  1,852,856             2,139,382
*   Jindal Stainless Hisar, Ltd........................     10,311                13,675
*   Jindal Stainless, Ltd..............................    222,465               157,877
*   Jindal Steel & Power, Ltd..........................  3,263,783             7,518,962
    JK Cement, Ltd.....................................    205,774             1,866,921
    JK Lakshmi Cement, Ltd.............................    396,116             1,441,758
    JK Paper, Ltd......................................    543,355             1,235,220
    JK Tyre & Industries, Ltd..........................  1,145,678             1,602,693
    JM Financial, Ltd..................................  3,611,805             3,689,297
    JMC Projects India, Ltd............................    131,140               149,836
*   JSW Energy, Ltd....................................  5,451,141             4,730,723
*   JSW Holdings, Ltd..................................      2,820                83,044
    JSW Steel, Ltd..................................... 14,073,872            64,500,655
    Jubilant Life Sciences, Ltd........................  1,028,152             9,172,039
    Kalpataru Power Transmission, Ltd..................    671,568             2,922,850

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares   Value(double right angle quote)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Kalyani Steels, Ltd................................    81,065           $   250,181
    Karnataka Bank, Ltd. (The)......................... 2,303,013             3,223,102
    Karur Vysya Bank, Ltd. (The)....................... 2,882,794             3,093,071
*   Kaveri Seed Co., Ltd...............................   104,478               700,981
    KCP, Ltd...........................................   226,777               303,916
*   Kiri Industries, Ltd...............................    93,041               577,376
    Kirloskar Brothers, Ltd............................    64,949               176,066
    Kirloskar Oil Engines, Ltd.........................   294,687               864,500
    Kitex Garments, Ltd................................     7,052                10,566
    KNR Constructions, Ltd.............................   121,242               294,697
    Kolte-Patil Developers, Ltd........................   153,124               503,928
    KPIT Technologies, Ltd............................. 2,056,795             6,166,951
    KPR Mill, Ltd......................................    22,143               178,719
    KRBL, Ltd..........................................    96,906               446,384
    L&T Finance Holdings, Ltd.......................... 3,608,277             6,211,829
    Lakshmi Machine Works, Ltd.........................     1,659               129,418
*   Lakshmi Vilas Bank, Ltd. (The).....................   474,085               567,140
    Larsen & Toubro, Ltd............................... 4,341,385            76,144,793
    Laurus Labs, Ltd...................................    31,029               143,124
    LG Balakrishnan & Bros, Ltd........................    18,860               109,181
    LIC Housing Finance, Ltd........................... 2,374,495            13,164,764
    Linde India, Ltd...................................    56,811               338,602
    LT Foods, Ltd......................................   507,279               246,665
    Lumax Auto Technologies, Ltd.......................    26,710                63,168
    Lupin, Ltd......................................... 2,088,375            24,875,246
    Magma Fincorp, Ltd.................................   287,143               414,698
    Maharashtra Scooters, Ltd..........................     5,257               163,080
    Maharashtra Seamless, Ltd..........................   176,428             1,128,841
    Mahindra & Mahindra Financial Services, Ltd........ 1,602,790             8,797,113
    Mahindra & Mahindra, Ltd........................... 4,781,519            49,477,171
*   Mahindra CIE Automotive, Ltd.......................    68,076               244,004
    Mahindra Lifespace Developers, Ltd.................   247,493             1,364,191
    Maithan Alloys, Ltd................................    20,557               145,069
*   Majesco, Ltd.......................................     8,348                54,134
    Man Infraconstruction, Ltd.........................   232,063               121,614
    Manappuram Finance, Ltd............................ 5,540,541             5,980,487
    Mangalam Cement, Ltd...............................     7,882                21,845
    Marksans Pharma, Ltd...............................   977,705               383,403
    Mastek, Ltd........................................   100,251               612,964
*   Max India, Ltd.....................................   473,583               435,305
    McLeod Russel India, Ltd...........................   714,387             1,297,836
    Meghmani Organics, Ltd.............................   918,506               896,033
    Mercator, Ltd......................................   273,477                50,324
    Merck, Ltd.........................................    62,631             2,631,162
    Mirza International, Ltd...........................    72,490                78,566
    MOIL, Ltd..........................................   451,682             1,081,916
    Monte Carlo Fashions, Ltd..........................     6,053                28,212
    Mphasis, Ltd.......................................   519,146             6,940,129
    MPS, Ltd...........................................     3,844                27,540
    MRF, Ltd...........................................    13,476            11,795,128
    Munjal Showa, Ltd..................................    11,077                26,809
    Muthoot Finance, Ltd...............................   903,875             4,999,270
*   Nagarjuna Fertilizers & Chemicals, Ltd............. 1,812,637               227,067
    National Aluminium Co., Ltd........................ 4,964,081             4,586,955
*   National Fertilizers, Ltd..........................    33,882                16,501
    Nava Bharat Ventures, Ltd..........................   651,690             1,019,345
    Navin Fluorine International, Ltd..................    19,225               167,783
*   Navkar Corp., Ltd..................................   161,123               146,057
    NCC, Ltd........................................... 6,595,141             6,687,567

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
INDIA -- (Continued)
*   Neuland Laboratories, Ltd..........................      1,152          $      8,897
    NIIT Technologies, Ltd.............................    537,348             8,910,767
*   NIIT, Ltd..........................................    883,919               850,871
    Nilkamal, Ltd......................................     56,350             1,215,696
    NOCIL, Ltd.........................................    272,770               570,253
    Nucleus Software Exports, Ltd......................     25,508               133,439
    Oberoi Realty, Ltd.................................    609,858             3,475,038
    OCL India, Ltd.....................................    106,796             1,308,213
    Omaxe, Ltd.........................................    440,368             1,280,372
    Orient Cement, Ltd.................................    621,657               702,143
*   Oriental Bank of Commerce..........................    975,550             1,056,723
    Parag Milk Foods, Ltd..............................     29,693               103,776
*   Patel Engineering, Ltd.............................     17,563                 8,739
    PC Jeweller, Ltd...................................  1,220,290               967,089
    Persistent Systems, Ltd............................    267,798             2,052,875
    Petronet LNG, Ltd..................................  4,844,788            14,855,944
    Phillips Carbon Black, Ltd.........................    382,914             1,169,500
    Piramal Enterprises, Ltd...........................    739,433            21,523,702
    PNB Housing Finance, Ltd...........................      7,080                76,040
    PNC Infratech, Ltd.................................    208,046               389,806
    Polyplex Corp., Ltd................................     70,641               500,690
    Power Finance Corp., Ltd...........................  6,211,801             8,027,795
    Power Mech Projects, Ltd...........................     20,884               247,503
*   Prabhat Dairy, Ltd.................................    172,202               237,606
    Praj Industries, Ltd...............................  1,158,084             1,729,044
*   Prakash Industries, Ltd............................    623,087               885,374
    Prestige Estates Projects, Ltd.....................    428,381             1,118,725
    PTC India Financial Services, Ltd..................  2,660,009               550,576
    PTC India, Ltd.....................................  3,168,880             3,286,242
*   Punjab National Bank...............................  3,325,212             3,310,376
    Puravankara, Ltd...................................    540,207               480,890
    Quick Heal Technologies, Ltd.......................     66,350               180,361
    Radico Khaitan, Ltd................................    509,550             2,695,837
    Rain Commodities, Ltd..............................    885,256             2,199,714
    Rajesh Exports, Ltd................................    379,232             2,919,264
    Rallis India, Ltd..................................    285,411               657,288
    Ramco Industries, Ltd..............................    119,330               300,350
*   Ramco Systems, Ltd.................................     20,610                85,081
    Ramkrishna Forgings, Ltd...........................     12,991                94,467
    Rashtriya Chemicals & Fertilizers, Ltd.............  1,435,385             1,154,299
    Ratnamani Metals & Tubes, Ltd......................      6,971                77,515
    Raymond, Ltd.......................................    298,430             3,035,045
    Redington India, Ltd...............................  2,396,812             2,692,831
    Reliance Capital, Ltd..............................  1,546,388             5,067,625
*   Reliance Communications, Ltd.......................  9,358,526             1,572,825
    Reliance Home Finance, Ltd.........................  1,766,396               979,190
    Reliance Industries, Ltd., GDR.....................     98,068             2,799,281
    Reliance Industries, Ltd........................... 34,030,289           487,144,109
*   Reliance Power, Ltd................................  8,848,791             3,627,115
    Repco Home Finance, Ltd............................    161,193               804,019
    Rico Auto Industries, Ltd..........................    173,157               175,445
*   Ruchi Soya Industries, Ltd.........................    456,150                35,075
    Rural Electrification Corp., Ltd...................  9,418,048            14,864,485
    S Chand & Co., Ltd.................................      5,198                13,421
    Sadbhav Engineering, Ltd...........................     53,649               151,074
*   Sanghi Industries, Ltd.............................    133,780               110,720
*   Sanghvi Movers, Ltd................................     34,909                55,405
    Sarda Energy & Minerals, Ltd.......................     55,259               226,339
    Sasken Technologies, Ltd...........................     18,086               162,621

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Sequent Scientific, Ltd............................    435,379           $   285,983
    Seshasayee Paper & Boards, Ltd.....................     11,195               174,934
    Sharda Cropchem, Ltd...............................     22,892                99,128
    Shilpa Medicare, Ltd...............................      4,373                22,957
*   Shipping Corp. of India, Ltd.......................  1,684,388             1,003,794
*   Shree Renuka Sugars, Ltd...........................    334,703                58,553
    Shriram City Union Finance, Ltd....................     21,358               469,075
    Shriram Transport Finance Co., Ltd.................  1,187,712            18,554,646
*   Sical Logistics, Ltd...............................      3,268                 6,838
    Simplex Infrastructures, Ltd.......................     88,696               275,762
    Sintex Industries, Ltd.............................  2,517,100               407,795
*   Sintex Plastics Technology, Ltd....................  7,695,076             2,709,222
    Siyaram Silk Mills, Ltd............................      5,861                28,171
    SML ISUZU, Ltd.....................................     17,544               174,706
    Sobha, Ltd.........................................    769,693             4,624,058
*   Solara Active Pharma Sciences, Ltd.................      1,685                 7,394
    Somany Ceramics, Ltd...............................     15,517                71,397
    South Indian Bank, Ltd. (The)......................  9,805,919             1,938,839
    Srei Infrastructure Finance, Ltd...................  1,890,601               844,308
    SRF, Ltd...........................................    223,833             5,832,973
    Srikalahasthi Pipes, Ltd...........................     77,761               198,202
    Star Cement, Ltd...................................    104,969               144,144
*   State Bank of India................................ 11,878,292            45,099,880
*   Steel Authority of India, Ltd......................  4,730,984             4,127,112
    Strides Pharma Science, Ltd........................     10,111                57,967
    Sun Pharmaceutical Industries, Ltd.................    988,323             7,744,200
    Sunteck Realty, Ltd................................    163,893               716,960
    Surya Roshni, Ltd..................................     96,151               269,027
    Sutlej Textiles and Industries, Ltd................      7,506                 4,577
    Suven Life Sciences, Ltd...........................     70,978               231,894
*   Syndicate Bank.....................................  2,092,900               981,729
    TAKE Solutions, Ltd................................    437,601               961,164
    Tamil Nadu Newsprint & Papers, Ltd.................    314,014             1,097,385
    Tata Chemicals, Ltd................................  1,272,950            11,742,800
    Tata Global Beverages, Ltd.........................  3,379,577             9,905,372
*   Tata Motors, Ltd., Sponsored ADR...................    103,766             1,266,983
*   Tata Motors, Ltd................................... 16,824,571            40,663,558
    Tata Steel, Ltd....................................  5,248,434            39,294,892
    Tata Steel, Ltd....................................    402,178               542,800
    Tech Mahindra, Ltd.................................  1,558,572            15,699,385
*   Techno Electric & Engineering Co., Ltd.............     54,776               195,340
*   Tejas Networks, Ltd................................     85,981               297,056
    Texmaco Rail & Engineering, Ltd....................    348,962               293,500
    Thirumalai Chemicals, Ltd..........................    160,281               268,720
    TI Financial Holdings, Ltd.........................    542,920             3,566,347
    Tide Water Oil Co India, Ltd.......................      1,922               146,876
    Time Technoplast, Ltd..............................  1,140,644             1,733,457
    Tinplate Co. of India, Ltd. (The)..................    215,283               438,376
    Titagarh Wagons, Ltd...............................    207,006               188,430
    Tourism Finance Corp. of India, Ltd................     68,586               116,040
    Transport Corp. of India, Ltd......................    138,760               551,579
    Trident, Ltd.......................................    567,084               494,816
*   Triveni Engineering & Industries, Ltd..............     47,998                30,947
    Tube Investments of India, Ltd.....................    558,500             2,231,382
    TV Today Network, Ltd..............................     29,230               160,498
*   TV18 Broadcast, Ltd................................  6,567,720             3,326,720
    TVS Srichakra, Ltd.................................        752                24,419
*   UCO Bank...........................................  2,330,376               598,178
    Uflex, Ltd.........................................    455,786             1,720,414

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares    Value(double right angle quote)
                                                        ----------- -------------------------------
INDIA -- (Continued)
    UFO Moviez India, Ltd..............................      21,281         $       90,796
    Unichem Laboratories, Ltd..........................     359,521              1,055,809
*   Union Bank of India................................   2,045,981              2,118,591
*   Unitech, Ltd.......................................  12,073,793                350,927
    UPL, Ltd...........................................     328,518              2,984,448
    VA Tech Wabag, Ltd.................................     180,499                612,164
    Vardhman Textiles, Ltd.............................     239,481              3,252,151
    Vedanta, Ltd.......................................  18,349,151             52,350,731
    Vedanta, Ltd., ADR.................................     924,092             10,294,389
    Vijaya Bank........................................   2,775,054              1,650,853
    Vindhya Telelinks, Ltd.............................      16,260                327,534
    Visaka Industries, Ltd.............................      17,061                109,768
*   Vodafone Idea, Ltd.................................  18,594,249              9,721,538
    Welspun Corp., Ltd.................................   1,121,673              2,090,569
    Welspun Enterprises, Ltd...........................     646,670              1,070,194
    Welspun India, Ltd.................................   1,231,684                981,164
    West Coast Paper Mills, Ltd........................     150,026                791,954
    Wipro, Ltd.........................................   9,490,080             42,587,054
*   Wockhardt, Ltd.....................................     276,374              1,846,632
    Yes Bank, Ltd......................................   4,790,818             12,200,324
*   Zee Media Corp., Ltd...............................     374,089                126,618
    Zensar Technologies, Ltd...........................     829,415              2,878,974
*   Zuari Agro Chemicals, Ltd..........................      23,149                 77,479
                                                                            --------------
TOTAL INDIA............................................                      2,068,323,463
                                                                            --------------
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT................................ 201,627,100             21,910,010
    Adhi Karya Persero Tbk PT..........................  24,162,200              1,790,714
*   Agung Podomoro Land Tbk PT.........................  81,295,500                749,142
    AKR Corporindo Tbk PT..............................     508,700                115,848
*   Alam Sutera Realty Tbk PT.......................... 159,012,300              2,913,126
    Aneka Tambang Tbk PT...............................  89,064,177              3,997,392
    Asahimas Flat Glass Tbk PT.........................   4,882,900              1,413,881
    Astra Agro Lestari Tbk PT..........................   3,695,867              2,922,325
    Astra Graphia Tbk PT...............................     436,900                 38,706
    Astra International Tbk PT.........................   4,065,100              2,114,522
    Astra Otoparts Tbk PT..............................     345,400                 32,721
*   Astrindo Nusantara Infrastructure Tbk PT........... 142,047,100                468,154
*   Bakrie and Brothers Tbk PT.........................   5,548,865                 18,246
*   Bakrie Telecom Tbk PT.............................. 160,430,200                 52,764
*   Bank Bukopin Tbk...................................  54,046,033              1,180,744
    Bank Danamon Indonesia Tbk PT......................  32,878,254             16,069,804
    Bank Mandiri Persero Tbk PT........................ 114,365,362             51,386,787
    Bank Negara Indonesia Persero Tbk PT...............  89,706,241             43,314,367
*   Bank Pan Indonesia Tbk PT.......................... 114,401,501              8,173,251
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  34,986,300              4,121,006
    Bank Pembangunan Daerah Jawa Timur Tbk PT..........  27,192,000              1,091,900
    Bank Rakyat Indonesia Persero Tbk PT...............   1,869,000                387,907
    Bank Tabungan Negara Persero Tbk PT................  52,076,227              7,269,716
    Bank Tabungan Pensiunan Nasional Tbk PT............      44,900                 10,836
    Barito Pacific Tbk PT..............................  46,009,400              5,686,950
    Bekasi Fajar Industrial Estate Tbk PT..............  52,848,100                487,020
    BISI International Tbk PT..........................  13,394,400              1,280,155
    Blue Bird Tbk PT...................................      58,800                 11,031
*   Buana Lintas Lautan Tbk PT.........................   1,332,400                 11,833
*   Bumi Serpong Damai Tbk PT..........................  71,866,900              5,217,605
*   Centratama Telekomunikasi Indonesia Tbk PT.........   6,763,500                 43,212
    Ciputra Development Tbk PT......................... 168,129,778              9,092,246
*   City Retail Developments Tbk PT....................   1,000,000                  6,094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares    Value(double right angle quote)
                                                        ----------- -------------------------------
INDONESIA -- (Continued)
*   Clipan Finance Indonesia Tbk PT....................   1,572,800           $    25,904
*   Eagle High Plantations Tbk PT...................... 111,235,400             1,284,469
    Elnusa Tbk PT......................................  51,940,700             1,280,750
*   Energi Mega Persada Tbk PT.........................  11,397,301                75,750
    Erajaya Swasembada Tbk PT..........................  13,892,700             1,553,895
*   Gajah Tunggal Tbk PT...............................  16,976,300               693,326
*   Garuda Indonesia Persero Tbk PT....................  45,666,781               606,414
    Global Mediacom Tbk PT............................. 102,794,700             2,220,279
*   Hanson International Tbk PT........................  48,742,700               388,446
    Harum Energy Tbk PT................................  11,888,400             1,535,919
    Hexindo Adiperkasa Tbk PT..........................     721,744               135,444
*   Holcim Indonesia Tbk PT............................  26,017,400             3,127,415
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  34,676,600            29,060,970
    Indika Energy Tbk PT...............................  13,340,300             1,971,151
    Indo Tambangraya Megah Tbk PT......................   3,353,700             5,495,074
    Indocement Tunggal Prakarsa Tbk PT.................     153,700               175,375
    Indofood Sukses Makmur Tbk PT......................  61,867,000            24,340,864
    Indomobil Sukses Internasional Tbk PT..............     708,500                88,456
*   Indo-Rama Synthetics Tbk PT........................     180,100                49,225
*   Intiland Development Tbk PT........................  96,785,100             2,074,745
    Japfa Comfeed Indonesia Tbk PT.....................  46,974,650             6,282,662
    Jaya Real Property Tbk PT.......................... 115,414,400             4,629,227
*   Kawasan Industri Jababeka Tbk PT................... 273,325,156             3,990,830
    KMI Wire & Cable Tbk PT............................   7,493,500               121,474
*   Krakatau Steel Persero Tbk PT......................   7,314,600               178,259
*   Lippo Cikarang Tbk PT..............................   3,669,000               372,499
    Lippo Karawaci Tbk PT.............................. 261,757,349             4,836,924
*   Malindo Feedmill Tbk PT............................   8,083,300               659,095
*   Matahari Putra Prima Tbk PT........................   4,231,700                41,778
*   Medco Energi Internasional Tbk PT.................. 110,730,466             5,973,967
    Media Nusantara Citra Tbk PT.......................  15,035,400               773,590
    Metrodata Electronics Tbk PT.......................   1,823,650                85,729
    Mitra Pinasthika Mustika Tbk PT....................   3,395,700               172,138
*   MNC Investama Tbk PT............................... 332,569,700             1,683,146
    Modernland Realty Tbk PT...........................  89,667,000             1,286,121
*   Multipolar Tbk PT..................................  65,539,400               366,534
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     696,400               473,427
    Pakuwon Jati Tbk PT................................   2,315,800                72,872
    Pan Brothers Tbk PT................................  39,179,650             1,429,712
*   Panin Financial Tbk PT............................. 203,836,500             3,679,868
*   Panin Insurance Tbk PT.............................  28,679,500             1,901,862
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  43,955,784             3,736,073
    PP Persero Tbk PT..................................  29,192,600             2,561,801
    Puradelta Lestari Tbk PT...........................   5,165,200                44,177
    Ramayana Lestari Sentosa Tbk PT....................  32,581,600             2,552,404
    Salim Ivomas Pratama Tbk PT........................  44,471,100             1,346,725
    Sampoerna Agro PT..................................  11,830,341             1,862,610
    Selamat Sempurna Tbk PT............................  31,125,000             3,020,615
    Semen Baturaja Persero Tbk PT......................   8,621,300               999,039
    Semen Indonesia Persero Tbk PT.....................  19,945,300            11,825,912
*   Sentul City Tbk PT................................. 206,604,200             1,293,015
*   Siloam International Hospitals Tbk PT..............   1,190,700               180,098
    Sinar Mas Agro Resources & Technology Tbk PT.......   7,724,800             2,123,971
    Sri Rejeki Isman Tbk PT............................ 123,855,400             2,958,260
    Summarecon Agung Tbk PT............................  13,927,000               549,583
*   Surya Esa Perkasa Tbk PT...........................   1,526,800                30,109
    Surya Semesta Internusa Tbk PT.....................  47,739,500             1,464,640
*   Tiga Pilar Sejahtera Food Tbk......................  41,727,122               461,119
    Timah Tbk PT.......................................  44,150,560             1,877,719

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
INDONESIA -- (Continued)
     Tiphone Mobile Indonesia Tbk PT....................  7,827,700          $    330,146
*    Trias Sentosa Tbk PT...............................    336,500                 8,863
     Tunas Baru Lampung Tbk PT.......................... 24,845,700             1,454,286
     Tunas Ridean Tbk PT................................ 34,967,000             2,641,084
     Ultrajaya Milk Industry & Trading Co. Tbk PT....... 22,039,800             1,795,484
     Unggul Indah Cahaya Tbk PT.........................    304,535                71,807
     United Tractors Tbk PT............................. 12,282,400            27,117,412
*    Vale Indonesia Tbk PT.............................. 19,222,200             3,709,808
*    Visi Media Asia Tbk PT.............................  2,555,100                22,537
     Waskita Beton Precast Tbk PT....................... 68,191,400             1,428,679
     Waskita Karya Persero Tbk PT....................... 24,693,700             2,344,466
     Wijaya Karya Beton Tbk PT.......................... 17,903,700               353,499
     Wijaya Karya Persero Tbk PT........................ 30,974,000             2,244,988
*    XL Axiata Tbk PT................................... 25,142,400             4,344,812
                                                                             ------------
TOTAL INDONESIA.........................................                      395,331,341
                                                                             ------------
MALAYSIA -- (2.9%)
     Aeon Co. M Bhd.....................................    345,700               139,625
     AFFIN Bank Bhd..................................... 10,493,750             5,670,379
     AirAsia Group Bhd.................................. 17,947,500            11,276,310
*    AirAsia X Bhd......................................  1,246,100                68,644
     Alliance Bank Malaysia Bhd......................... 15,016,000            14,221,851
     Allianz Malaysia Bhd...............................     32,500                94,638
     AMMB Holdings Bhd.................................. 19,975,062            18,155,453
#    Ann Joo Resources Bhd..............................  2,013,500               703,153
     APM Automotive Holdings Bhd........................    721,300               565,016
     Batu Kawan Bhd.....................................  2,043,450             8,241,108
     Benalec Holdings Bhd...............................  5,886,700               288,697
*    Berjaya Assets Bhd.................................    746,100                50,156
*    Berjaya Corp. Bhd.................................. 42,290,678             2,832,177
     Berjaya Food Bhd...................................    121,800                40,143
*    Berjaya Land Bhd................................... 13,220,000               634,130
     BIMB Holdings Bhd..................................  1,025,907               898,041
     Boustead Holdings Bhd.............................. 12,294,491             4,612,316
     Boustead Plantations Bhd...........................  3,008,700               679,913
*    Bumi Armada Bhd.................................... 29,247,800             2,828,212
     Cahya Mata Sarawak Bhd.............................    104,100                72,228
     Can-One Bhd........................................    401,400               191,841
#    CB Industrial Product Holding Bhd..................  1,722,100               445,342
     Chin Teck Plantations BHD..........................    309,100               535,302
     CIMB Group Holdings Bhd............................ 49,160,594            67,265,767
     CJ Century Logistics Holdings Bhd, Class B.........     71,300                 8,098
#    Coastal Contracts Bhd..............................  3,193,700               695,223
     CSC Steel Holdings Bhd.............................  2,010,456               494,560
     Cypark Resources Bhd...............................    430,300               261,577
     Dagang NeXchange Bhd...............................    909,800                80,634
*    Dayang Enterprise Holdings Bhd.....................  2,480,000               316,238
#    DRB-Hicom Bhd...................................... 10,460,600             4,706,283
#    Eastern & Oriental Bhd............................. 10,793,313             3,051,176
# *  Eco World Development Group Bhd....................  4,203,400             1,005,226
#    Ekovest BHD........................................ 10,441,300             1,224,932
     Engtex Group Bhd...................................    775,500               165,976
     Evergreen Fibreboard Bhd...........................  6,661,289               740,883
     FAR East Holdings BHD..............................  1,372,920               954,019
#    FGV Holdings Bhd................................... 19,565,700             6,551,992
     Gabungan AQRS Bhd..................................  2,502,500               551,527
     Gadang Holdings Bhd................................  4,381,200               644,565
#    Gamuda Bhd.........................................  7,870,200             4,502,708
     Genting Bhd........................................ 24,402,500            42,824,828

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            Shares   Value(double right angle quote)
                                                          ---------- -------------------------------
MALAYSIA -- (Continued)
#    Genting Malaysia Bhd................................ 20,718,500           $22,252,981
#    George Kent Malaysia Bhd............................  1,586,200               413,785
     Glomac Bhd..........................................  5,851,950               552,124
     GuocoLand Malaysia Bhd..............................  2,754,100               526,894
     HAP Seng Consolidated Bhd...........................  3,657,182             8,606,460
     Hap Seng Plantations Holdings Bhd...................  3,052,700             1,349,915
#    Hengyuan Refining Co. Bhd...........................    930,800             1,305,613
#    HeveaBoard Bhd......................................  2,120,000               413,385
# *  Hiap Teck Venture Bhd...............................  9,625,500               781,521
#    Hong Leong Financial Group Bhd......................  2,818,534            12,392,200
     Hong Leong Industries Bhd...........................    577,200             1,456,678
     Hua Yang Bhd........................................  1,561,810               140,501
     I-Bhd...............................................     84,900                 9,352
#    IGB Bhd.............................................  3,210,195             1,939,302
     IJM Corp. Bhd....................................... 32,369,218            12,618,348
#    Insas Bhd...........................................  7,075,700             1,184,174
     IOI Properties Group Bhd............................  6,834,825             2,140,067
*    Iris Corp. Bhd...................................... 19,270,000               668,314
# *  Iskandar Waterfront City Bhd........................  3,703,000               442,854
# *  JAKS Resources Bhd..................................  3,622,500               789,208
     Jaya Tiasa Holdings Bhd.............................  5,444,733               696,634
     JCY International Bhd...............................  8,591,700               513,603
     Keck Seng Malaysia Bhd..............................  2,504,000             2,435,783
     Kenanga Investment Bank Bhd.........................  2,123,487               314,877
#    Kian JOO CAN Factory Bhd............................  4,458,080             2,348,079
#    Kimlun Corp. Bhd....................................    912,902               253,324
# *  KNM Group Bhd....................................... 24,453,390               788,440
     Kretam Holdings Bhd.................................  3,429,400               332,349
# *  KSL Holdings Bhd....................................  8,161,651             1,384,266
     Kumpulan Fima BHD...................................  1,960,700               718,017
#    Kumpulan Perangsang Selangor Bhd....................  2,391,307               715,679
*    Kwantas Corp. BHD...................................    187,500                51,449
*    Land & General Bhd.................................. 33,231,420             1,228,478
*    Landmarks Bhd.......................................  2,119,208               283,558
#    LBS Bina Group Bhd..................................  8,370,780             1,362,844
# *  Lion Industries Corp. Bhd...........................  3,076,300               522,540
     Magnum Bhd..........................................  6,044,000             2,617,594
     Mah Sing Group Bhd.................................. 14,040,162             3,222,631
     Malayan Banking Bhd.................................  8,003,101            18,164,972
     Malayan Flour Mills Bhd.............................  3,267,850               797,397
*    Malayan United Industries Bhd.......................    881,500                33,788
     Malaysia Airports Holdings Bhd......................    601,254             1,195,105
#    Malaysia Building Society Bhd....................... 13,047,004             2,936,887
#    Malaysia Marine and Heavy Engineering Holdings Bhd..  2,406,100               339,032
# *  Malaysian Bulk Carriers Bhd.........................  4,598,325               521,005
     Malaysian Pacific Industries Bhd....................    229,575               595,896
#    Malaysian Resources Corp. Bhd....................... 24,219,700             4,235,082
     Malton Bhd..........................................  4,504,200               534,039
     Matrix Concepts Holdings Bhd........................    567,800               250,980
     MBM Resources BHD...................................  2,625,103             1,248,969
# *  Media Prima Bhd.....................................  6,626,700               641,795
     Mega First Corp. Bhd................................  1,781,400             1,290,989
     MISC Bhd............................................ 12,922,804            18,813,243
     Mitrajaya Holdings Bhd..............................    496,730                39,870
*    MK Land Holdings Bhd................................  1,299,600                57,612
     MKH Bhd.............................................  4,260,078             1,260,878
     MMC Corp. Bhd....................................... 10,859,680             2,781,049
# *  MNRB Holdings Bhd...................................  5,589,959             1,310,969
*    MPHB Capital Bhd....................................     53,100                14,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
MALAYSIA -- (Continued)
     Muda Holdings Bhd..................................  1,136,000           $   432,476
*    Mudajaya Group Bhd.................................  4,184,700               314,896
#    Muhibbah Engineering M Bhd.........................  4,342,400             2,877,464
# *  Mulpha International Bhd...........................  2,063,860               912,855
*    Naim Holdings Bhd..................................  1,311,100               140,964
     OCK Group Bhd......................................    108,300                12,569
#    Oriental Holdings BHD..............................  3,357,079             4,836,822
#    OSK Holdings Bhd................................... 11,770,806             2,562,261
     Pacific & Orient Bhd...............................    390,052                94,036
     Panasonic Manufacturing Malaysia Bhd...............    250,880             2,284,300
     Pantech Group Holdings Bhd.........................  4,446,309               483,982
     Paramount Corp. Bhd................................  1,734,425               850,859
# *  Parkson Holdings Bhd...............................  6,253,028               493,577
     Petron Malaysia Refining & Marketing Bhd...........    145,000               250,714
     PIE Industrial Bhd.................................    181,200                66,353
     PPB Group Bhd......................................  5,045,239            20,216,836
     Protasco Bhd.......................................  4,370,991               366,289
#    RHB Bank Bhd.......................................  9,062,200            11,337,155
*    Rimbunan Sawit Bhd.................................  6,810,000               277,010
# *  Sapura Energy Bhd.................................. 41,938,100             3,396,530
#    Sarawak Oil Palms Bhd..............................    677,967               421,420
     Selangor Dredging Bhd..............................  1,300,900               224,226
     Selangor Properties Bhd............................     75,300                96,595
     Shangri-La Hotels Malaysia Bhd.....................    511,500               675,338
     SHL Consolidated Bhd...............................    331,800               186,900
     Sime Darby Bhd..................................... 12,481,600             6,565,545
     Sime Darby Property Bhd............................  2,879,500               672,619
     SP Setia Bhd Group.................................  6,756,123             3,394,866
     Star Media Group Bhd...............................  1,710,000               312,897
*    Sumatec Resources Bhd..............................  2,855,100                20,597
#    Sunway Bhd......................................... 16,127,671             5,281,096
     Supermax Corp. Bhd.................................  4,472,500             3,408,471
     Suria Capital Holdings Bhd.........................    824,400               301,187
     Symphony Life Bhd..................................    222,624                18,616
     Ta Ann Holdings Bhd................................  2,445,826             1,345,283
     TA Enterprise Bhd.................................. 17,678,300             2,536,993
     TA Global Bhd...................................... 15,391,880               974,917
#    Tan Chong Motor Holdings Bhd.......................  3,639,500             1,287,977
     TDM Bhd............................................ 10,542,920               516,834
     TH Plantations Bhd.................................    900,500               134,591
     Thong Guan Industries Bhd..........................    114,200                59,772
     TIME dotCom Bhd....................................  3,161,480             5,896,150
*    Tiong NAM Logistics Holdings.......................  1,474,262               305,553
     Titijaya Land Bhd..................................    317,200                23,890
     Tropicana Corp. Bhd................................  8,398,246             1,747,200
     TSH Resources Bhd..................................     95,400                23,059
     Tune Protect Group Bhd.............................    755,500               112,818
     UEM Edgenta Bhd....................................  1,330,200               815,165
#    UEM Sunrise Bhd.................................... 19,521,445             3,201,844
     UMW Holdings Bhd...................................    671,900               763,550
     Unisem M Bhd.......................................  5,554,100             3,839,377
     United Malacca Bhd.................................    960,500             1,312,673
     United Plantations Bhd.............................      7,000                44,821
     UOA Development Bhd................................  8,522,800             3,976,517
# *  Velesto Energy Bhd................................. 16,557,527             1,027,493
*    Vivocom International Holdings Bhd.................  3,725,667                22,246
*    Vizione Holdings Bhd...............................    130,271                27,993
*    Wah Seong Corp. Bhd................................  3,838,083               820,999
#    WCT Holdings Bhd................................... 11,686,262             2,265,389

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
MALAYSIA -- (Continued)
     WTK Holdings Bhd...................................  5,153,250          $    566,928
#    YNH Property Bhd...................................  6,425,950             2,069,016
     YTL Corp. Bhd...................................... 60,621,943            15,383,704
*    YTL Land & Development Bhd.........................    879,200                83,865
                                                                             ------------
TOTAL MALAYSIA..........................................                      481,103,917
                                                                             ------------
MEXICO -- (3.3%)
     Alfa S.A.B. de C.V., Class A....................... 31,425,253            33,230,253
     Alpek S.A.B. de C.V................................  4,125,775             5,473,749
     Arca Continental S.A.B. de C.V.....................    730,293             3,667,059
*    Axtel S.A.B. de C.V................................  2,911,685               475,886
     Banco del Bajio SA.................................    208,093               408,334
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, ADR...........  1,848,434            11,608,166
#    Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, Class B.......  4,993,822             6,251,727
#    Becle S.A.B. de C.V................................  1,190,388             1,464,453
*    Bio Pappel S.A.B. de C.V...........................    418,232               429,901
*    Cemex S.A.B. de C.V., Sponsored ADR................  8,230,918            41,483,824
     Coca-Cola Femsa S.A.B. de C.V......................  1,106,840             6,321,219
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR......    108,685             6,193,958
     Consorcio ARA S.A.B. de C.V........................  8,636,113             2,283,038
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B....................................  1,519,014             1,415,949
     Corp. Actinver S.A.B. de C.V.......................    105,133                67,283
     Credito Real S.A.B. de C.V. SOFOM ER...............  1,437,906             1,636,586
     Cydsa S.A.B. de C.V................................      5,874                 8,759
# *  Dine S.A.B. de C.V.................................  1,027,267               469,554
     El Puerto de Liverpool S.A.B. de C.V...............    479,628             3,045,894
     Fomento Economico Mexicano S.A.B. de C.V.,
       Sponsored ADR....................................    828,427            70,474,285
# *  Genomma Lab Internacional S.A.B. de C.V., Class B..    318,685               202,696
#    Gentera S.A.B. de C.V..............................  1,595,697             1,293,007
*    Grupo Aeromexico S.A.B. de C.V.....................  1,437,507             1,584,472
     Grupo Bimbo S.A.B. de C.V..........................     41,500                77,593
#    Grupo Carso S.A.B. de C.V..........................  6,079,906            17,805,797
#    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,340,857            12,676,173
     Grupo Comercial Chedraui S.A. de C.V...............  3,045,573             5,378,002
#    Grupo Elektra S.A.B. de C.V........................    253,183            10,718,983
# *  Grupo Famsa S.A.B. de C.V., Class A................  2,553,848             1,267,290
#    Grupo Financiero Banorte S.A.B. de C.V............. 16,763,095            92,417,464
#    Grupo Financiero Inbursa S.A.B. de C.V............. 14,982,956            19,524,145
*    Grupo Gigante S.A.B. de C.V........................    471,076               879,387
     Grupo Herdez S.A.B. de C.V.........................    977,438             1,811,652
*    Grupo Hotelero Santa Fe S.A.B. de C.V..............     72,712                32,252
     Grupo Industrial Saltillo S.A.B. de C.V............  1,355,006             1,627,615
     Grupo KUO S.A.B. de C.V............................  2,034,528             4,807,569
#    Grupo Lala S.A.B. de C.V...........................    645,892               567,569
     Grupo Mexico S.A.B. de C.V......................... 37,049,726            85,450,613
*    Grupo Pochteca S.A.B. de C.V.......................     67,810                21,682
     Grupo Posadas S.A.B. de C.V........................    328,713               645,670
#    Grupo Rotoplas S.A.B. de C.V.......................    154,019               150,127
#    Grupo Sanborns S.A.B. de C.V.......................  1,379,018             1,253,884
# *  Grupo Simec S.A.B. de C.V..........................  1,067,389             2,897,936
*    Grupo Sports World S.A.B. de C.V...................    293,561               289,034
     Grupo Televisa S.A.B...............................  1,048,157             3,019,097
     Grupo Televisa S.A.B., Sponsored ADR...............    541,782             7,790,825
*    Hoteles City Express S.A.B. de C.V.................    446,808               494,908
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR...     32,912             1,443,520
     Industrias Bachoco S.A.B. de C.V...................  1,624,707             5,941,909
*    Industrias CH S.A.B. de C.V........................  1,914,209             6,877,234

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
MEXICO -- (Continued)
     Industrias Penoles S.A.B. de C.V...................     307,496          $  4,329,384
*    La Comer S.A.B. de C.V.............................   4,997,412             5,215,568
     Medica Sur S.A.B. de C.V...........................       1,000                 1,575
     Mexichem S.A.B. de C.V.............................  10,214,475            26,716,309
# *  Minera Frisco S.A.B. de C.V., Class A1.............   7,180,791             2,241,208
     Nemak S.A.B. de C.V................................   2,690,588             1,943,112
     OHL Mexico S.A.B. de C.V...........................      43,335                59,584
     Organizacion Cultiba S.A.B. de C.V.................     157,421               129,110
# *  Organizacion Soriana S.A.B. de C.V., Class B.......  14,282,365            18,646,367
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V..............................................     398,758             3,620,834
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V..............................................       3,563                24,469
     Qualitas Controladora S.A.B. de C.V................   1,165,162             2,343,144
     Rassini S.A.B. de C.V..............................     245,193               816,817
     Rassini S.A.B. de C.V., Class A....................      68,523               109,127
#    TV Azteca S.A.B. de C.V............................   9,572,299             1,036,715
#    Unifin Financiera S.A.B. de C.V. SOFOM ENR.........     187,704               351,785
#    Vitro S.A.B. de C.V................................   1,507,849             3,637,261
                                                                              ------------
TOTAL MEXICO............................................                       556,580,351
                                                                              ------------
PHILIPPINES -- (1.0%)
     8990 Holdings, Inc.................................     485,900                64,361
     A Soriano Corp.....................................   6,145,300               714,959
     ACR Mining Corp....................................     105,455                 6,615
*    Alliance Global Group, Inc.........................  37,413,406             7,967,730
     Alsons Consolidated Resources, Inc.................  19,066,000               460,172
*    Apex Mining Co., Inc...............................   2,248,000                76,612
*    Atlas Consolidated Mining & Development Corp.......   5,351,500               290,493
     Bank of the Philippine Islands.....................     767,763             1,180,485
     BDO Unibank, Inc...................................  12,476,198            28,578,341
     Belle Corp.........................................   2,758,000               121,731
     Cebu Air, Inc......................................   2,569,180             3,070,915
*    CEMEX Holdings Philippines, Inc....................   9,333,000               370,015
     Century Properties Group, Inc......................  28,217,400               218,640
     China Banking Corp.................................     922,332               482,707
     Cosco Capital, Inc.................................  16,581,400             2,099,313
     DMCI Holdings, Inc.................................   3,184,500               764,789
*    East West Banking Corp.............................   4,586,800               970,746
*    EEI Corp...........................................   1,897,400               314,552
     Emperador, Inc.....................................   1,258,100               163,747
*    Empire East Land Holdings, Inc.....................  24,178,000               235,125
*    Energy Development Corp............................   5,035,869               646,663
     Filinvest Development Corp.........................     142,800                19,324
     Filinvest Land, Inc................................ 164,237,031             4,300,054
     First Philippine Holdings Corp.....................   4,211,660             5,016,393
*    Global Ferronickel Holdings, Inc...................   5,789,176               196,828
     GT Capital Holdings, Inc...........................     282,897             4,020,675
     Integrated Micro-Electronics, Inc..................     350,600                70,566
     International Container Terminal Services, Inc.....     767,860             1,299,486
     JG Summit Holdings, Inc............................  12,512,210            11,079,735
     Lopez Holdings Corp................................  31,957,200             2,527,815
     LT Group, Inc......................................  17,026,100             4,617,321
     Megaworld Corp..................................... 125,431,200            10,348,776
     Metro Retail Stores Group, Inc.....................   1,545,000                64,245
     Metropolitan Bank & Trust Co.......................   7,211,994             8,847,877
     Nickel Asia Corp...................................  14,900,940               707,863
     Pepsi-Cola Products Philippines, Inc...............   1,602,000                49,577
     Petron Corp........................................  21,123,900             3,197,266
     Philex Mining Corp.................................   1,297,000                84,320
*    Philippine National Bank...........................   4,600,833             3,408,986

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
PHILIPPINES -- (Continued)
*    Philippine National Construction Corp..............    398,900          $      6,851
     Philippine Savings Bank............................  1,195,293             1,743,865
     Phinma Energy Corp................................. 25,640,000               460,625
     Phoenix Petroleum Philippines, Inc.................  1,483,700               305,475
     Pilipinas Shell Petroleum Corp.....................     59,430                54,034
     Premium Leisure Corp...............................  1,479,000                20,469
     RFM Corp...........................................    976,000                87,440
     Rizal Commercial Banking Corp......................  6,264,706             3,400,075
     Robinsons Land Corp................................ 32,366,008            12,722,406
     Robinsons Retail Holdings, Inc.....................    312,740               443,269
     San Miguel Corp....................................  6,453,816            20,655,405
     San Miguel Food and Beverage, Inc..................    599,990               953,860
     Security Bank Corp.................................  1,944,794             5,255,716
     SSI Group, Inc.....................................  2,648,000               133,817
     STI Education Systems Holdings, Inc................ 11,885,000               151,154
*    Top Frontier Investment Holdings, Inc..............    628,532             3,291,108
*    Travellers International Hotel Group, Inc..........  2,808,200               272,963
     Union Bank Of Philippines..........................  4,413,349             5,514,544
     Vista Land & Lifescapes, Inc....................... 65,469,168             6,468,863
                                                                             ------------
TOTAL PHILIPPINES.......................................                      170,597,757
                                                                             ------------
POLAND -- (1.4%)
     Agora SA...........................................    516,087             1,249,435
*    Alior Bank SA......................................    171,702             2,577,384
     Amica SA...........................................      3,144                86,803
     Asseco Poland SA...................................  1,113,981            14,016,716
     Bank Handlowy w Warszawie SA.......................     30,090               548,800
*    Bank Millennium SA.................................  4,427,257            10,191,512
*    Boryszew SA........................................    106,415               132,634
#    Ciech SA...........................................    120,338             1,330,471
*    Cyfrowy Polsat SA..................................    507,896             2,920,471
*    Enea SA............................................  2,423,548             5,074,573
#    Firma Oponiarska Debica SA.........................     64,729             1,790,783
*    Getin Holding SA...................................  3,022,179               196,990
*    Getin Noble Bank SA................................    948,327               133,411
#    Grupa Azoty SA.....................................    236,563             1,595,402
     Grupa Kety SA......................................     49,731             4,418,364
     Grupa Lotos SA.....................................  1,471,574            26,534,242
*    Impexmetal SA......................................  3,428,740             2,785,706
*    Jastrzebska Spolka Weglowa SA......................     46,733               898,442
     Kernel Holding SA..................................    472,763             6,052,945
*    KGHM Polska Miedz SA...............................  1,172,532            26,508,630
     LC Corp. SA........................................  1,308,893               818,359
# *  Lubelski Wegiel Bogdanka SA........................     45,495               637,710
#    mBank SA...........................................     12,464             1,212,098
*    Netia SA...........................................  2,058,981             2,515,470
     Orbis SA...........................................    447,369             7,844,079
*    PGE Polska Grupa Energetyczna SA...................  8,557,688            23,415,725
*    PKP Cargo SA.......................................     75,608               792,927
*    Polnord SA.........................................      5,709                13,817
     Polski Koncern Naftowy Orlen S.A...................  2,559,128            61,540,376
     Powszechna Kasa Oszczednosci Bank Polski SA........  1,990,595            20,673,147
     Stalexport Autostrady SA...........................     35,535                30,313
     Stalprodukt SA.....................................      2,720               261,492
*    Tauron Polska Energia SA........................... 10,944,247             5,076,378
#    Trakcja SA.........................................    512,608               408,349
*    Vistula Group SA...................................     37,292                37,849
                                                                             ------------
TOTAL POLAND............................................                      234,321,803
                                                                             ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
RUSSIA -- (2.2%)
*    AFI Development P.L.C., GDR........................     16,827          $      3,465
     Etalon Group P.L.C., GDR...........................    102,719               236,767
     Gazprom PJSC, Sponsored ADR........................ 23,529,456           111,258,703
     Gazprom PJSC, Sponsored ADR........................     48,875               229,712
     Lukoil PJSC, Sponsored ADR(BYZF386)................  1,486,443           110,948,106
     Lukoil PJSC, Sponsored ADR(BYZDW2900)..............  1,526,223           113,793,494
     Magnitogorsk Iron & Steel Works PJSC, GDR..........    658,541             6,172,980
     Ros Agro P.L.C., GDR...............................      1,124                11,330
     Rosneft Oil Co. PJSC, GDR..........................  2,708,027            19,037,430
     RusHydro PJSC, ADR.................................  7,387,899             5,772,365
     VTB Bank PJSC, GDR.................................  2,171,822             2,736,496
                                                                             ------------
TOTAL RUSSIA............................................                      370,200,848
                                                                             ------------
SINGAPORE -- (0.0%)
*    Pacc Offshore Services Holdings, Ltd...............  1,776,725               290,047
                                                                             ------------
SOUTH AFRICA -- (6.5%)
     Absa Group, Ltd....................................  7,309,742            73,859,722
# *  Adcorp Holdings, Ltd...............................    928,995             1,285,322
     AECI, Ltd..........................................  1,713,430            11,026,701
     African Oxygen, Ltd................................    116,909               231,186
# *  African Phoenix Investments, Ltd................... 10,121,910               334,450
     African Rainbow Minerals, Ltd......................  1,688,326            14,294,849
     Alexander Forbes Group Holdings, Ltd...............  4,851,736             1,709,002
*    Allied Electronics Corp., Ltd., Class A............     27,818                33,112
     Alviva Holdings, Ltd...............................    969,688             1,157,686
     Anglo American Platinum, Ltd.......................    439,470            14,307,942
     AngloGold Ashanti, Ltd.............................  1,854,319            18,048,224
     AngloGold Ashanti, Ltd., Sponsored ADR.............  3,227,611            30,371,819
# *  ArcelorMittal South Africa, Ltd....................  2,390,579               616,902
*    Ascendis Health, Ltd...............................    171,417                88,279
     Aspen Pharmacare Holdings, Ltd.....................  1,305,627            13,806,988
     Assore, Ltd........................................     81,805             1,714,214
# *  Aveng, Ltd......................................... 85,419,618               290,024
     Barloworld, Ltd....................................  4,253,619            34,670,606
     Blue Label Telecoms, Ltd...........................  3,106,950             1,092,006
# *  Brait SE...........................................  2,567,253             6,425,715
     Caxton and CTP Publishers and Printers, Ltd........  3,089,885             2,090,727
     Clover Industries, Ltd.............................  1,507,768             1,678,777
     DataTec, Ltd.......................................  4,748,370             7,523,986
     DRDGOLD, Ltd.......................................  5,442,943             1,375,766
*    enX Group, Ltd.....................................    361,828               319,210
#    EOH Holdings, Ltd..................................    369,443               824,732
#    Exxaro Resources, Ltd..............................  2,503,520            25,605,663
#    Gold Fields, Ltd...................................  2,560,837             6,770,214
     Gold Fields, Ltd., Sponsored ADR................... 12,744,846            33,901,290
# *  Grindrod Shipping Holdings, Ltd....................    187,872             1,228,066
*    Grindrod, Ltd......................................  7,514,882             3,379,729
*    Group Five, Ltd....................................  1,254,769                94,579
     Harmony Gold Mining Co., Ltd.......................  1,956,999             3,653,491
     Harmony Gold Mining Co., Ltd., Sponsored ADR.......    491,788               904,890
*    Howden Africa Holdings, Ltd........................      9,723                27,690
     Hudaco Industries, Ltd.............................    154,051             1,465,510
     Hulamin, Ltd.......................................  1,953,365               654,129
# *  Impala Platinum Holdings, Ltd......................  5,228,472             9,607,719
     Imperial Holdings, Ltd.............................  2,207,724            24,496,006
     Investec, Ltd......................................  2,770,602            17,200,036
     Invicta Holdings, Ltd..............................     82,427               186,909
     KAP Industrial Holdings, Ltd.......................  5,152,372             2,721,483

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
SOUTH AFRICA -- (Continued)
     Kumba Iron Ore, Ltd................................    545,192         $   10,689,431
     Lewis Group, Ltd...................................  1,655,553              3,528,019
     Liberty Holdings, Ltd..............................  1,721,995             12,631,484
     Life Healthcare Group Holdings, Ltd................  3,233,960              5,370,161
     Long4Life, Ltd.....................................    549,853                167,268
     Merafe Resources, Ltd.............................. 25,011,796              2,648,288
#    Metair Investments, Ltd............................  1,591,567              1,566,062
*    MMI Holdings, Ltd.................................. 17,542,403             21,272,082
     Mpact, Ltd.........................................  2,812,393              3,964,483
#    MTN Group, Ltd..................................... 20,660,217            119,972,420
     Murray & Roberts Holdings, Ltd.....................  6,948,515              7,995,869
*    Nampak, Ltd........................................  5,254,037              5,300,862
     Nedbank Group, Ltd.................................  2,135,269             36,097,038
     Novus Holdings, Ltd................................    186,594                 56,832
     Omnia Holdings, Ltd................................    746,296              5,879,950
     Peregrine Holdings, Ltd............................  1,486,586              2,066,012
# *  PPC, Ltd...........................................  8,503,835              3,429,620
     Raubex Group, Ltd..................................  2,227,888              2,861,795
     RCL Foods, Ltd.....................................    130,261                147,960
     Reunert, Ltd.......................................    998,464              5,394,429
     Rhodes Food Group Pty, Ltd.........................     23,326                 25,277
# *  Royal Bafokeng Platinum, Ltd.......................    469,845                851,532
#    Sappi, Ltd.........................................  7,755,890             43,576,815
     Sasol, Ltd.........................................  3,511,112            114,742,961
     Sasol, Ltd., Sponsored ADR.........................  1,594,557             51,854,994
*    Sibanye Gold, Ltd..................................  6,956,319              4,839,507
*    Sibanye Gold, Ltd., Sponsored ADR..................  2,498,559              7,045,938
     Standard Bank Group, Ltd........................... 17,066,487            189,083,288
# *  Steinhoff International Holdings NV................ 23,998,309              2,919,434
*    Super Group, Ltd...................................  4,836,479             13,106,269
#    Telkom SA SOC, Ltd.................................  5,017,373             18,261,373
     Tongaat Hulett, Ltd................................  1,558,340              6,000,766
     Trencor, Ltd.......................................  1,605,753              3,315,090
     Tsogo Sun Holdings, Ltd............................  2,552,635              3,501,493
     Wilson Bayly Holmes-Ovcon, Ltd.....................    605,804              6,284,456
                                                                            --------------
TOTAL SOUTH AFRICA......................................                     1,087,524,609
                                                                            --------------
SOUTH KOREA -- (16.1%)
     Aekyung Petrochemical Co., Ltd.....................     44,722                323,526
#    AJ Networks Co., Ltd...............................     55,951                224,135
# *  AJ Rent A Car Co., Ltd.............................    142,766              1,346,156
# *  Ajin Industrial Co., Ltd...........................     64,617                 93,089
     AK Holdings, Inc...................................      7,312                287,076
# *  APS Holdings Corp..................................     38,646                137,100
#    Asia Cement Co., Ltd...............................     19,344              1,895,028
#    ASIA Holdings Co., Ltd.............................     14,578              1,478,738
#    Asia Paper Manufacturing Co., Ltd..................     67,604              2,155,660
*    Asiana Airlines, Inc...............................  1,194,370              3,836,515
#    AUK Corp...........................................    358,407                614,382
     Aurora World Corp..................................      1,883                 13,178
#    Austem Co., Ltd....................................    268,376                917,235
*    Avaco Co., Ltd.....................................     12,655                 59,154
     Baiksan Co., Ltd...................................     32,477                143,650
     BGF Co., Ltd.......................................    212,938              1,395,955
     Bixolon Co., Ltd...................................     32,698                180,029
#    Bluecom Co., Ltd...................................     78,495                271,865
     BNK Financial Group, Inc...........................  2,799,963             18,701,624
# *  Bohae Brewery Co., Ltd.............................     82,530                 83,483
#    Bookook Securities Co., Ltd........................     32,673                630,423

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
*    Bubang Co., Ltd....................................    10,960           $    18,066
     Busan City Gas Co., Ltd............................     2,705                84,509
     BYC Co., Ltd.......................................       752               154,377
     Byucksan Corp......................................   282,424               587,431
#    Capro Corp.........................................   326,590             1,237,063
#    Castec Korea Co., Ltd..............................    17,797                55,488
     Changhae Ethanol Co., Ltd..........................     6,103                63,899
*    Chemtronics Co., Ltd...............................     2,758                11,949
     Chinyang Holdings Corp.............................   105,928               205,920
#    Chokwang Paint, Ltd................................    75,208               397,317
     Chongkundang Holdings Corp.........................    13,328               657,742
#    Chosun Refractories Co., Ltd.......................     9,716               695,998
     CJ CheilJedang Corp................................    13,388             3,818,926
     CJ Corp............................................    86,602             8,327,664
     CJ Hello Co., Ltd..................................   381,521             3,056,918
     CKD Bio Corp.......................................    27,552               440,934
#    Cosmax BTI, Inc....................................    20,454               343,392
     CROWNHAITAI Holdings Co., Ltd......................    43,546               377,111
     Cymechs, Inc.......................................     6,384                46,841
     D.I Corp...........................................    85,616               262,834
#    Dae Dong Industrial Co., Ltd.......................   184,857               918,582
     Dae Han Flour Mills Co., Ltd.......................    14,919             2,231,717
#    Dae Hyun Co., Ltd..................................   338,986               566,540
#    Dae Won Kang Up Co., Ltd...........................   273,168               778,483
# *  Dae Young Packaging Co., Ltd.......................   812,054               622,455
#    Daechang Co., Ltd..................................   656,070               517,524
     Daechang Forging Co., Ltd..........................     3,535               120,934
     Daeduck Electronics Co.............................   402,837             2,934,432
     Daeduck GDS Co., Ltd...............................   301,526             3,407,129
#    Daegu Department Store.............................    71,060               555,493
#    Daehan Steel Co., Ltd..............................   206,076               936,615
#    Dae-Il Corp........................................    87,114               432,827
     Daekyo Co., Ltd....................................   184,455             1,118,404
     Daelim B&Co Co., Ltd...............................    17,858                58,541
#    Daelim C&S Co., Ltd................................    20,983               183,674
     Daelim Industrial Co., Ltd.........................   298,128            19,959,041
     Daeryuk Can Co., Ltd...............................     2,323                 9,404
     Daesang Corp.......................................   263,930             5,241,266
     Daesang Holdings Co., Ltd..........................   178,884             1,140,926
#    Daesung Holdings Co., Ltd..........................    42,463               232,221
     Daewon San Up Co., Ltd.............................    61,406               308,313
*    Daewoo Engineering & Construction Co., Ltd......... 1,271,610             5,076,477
# *  Daewoo Shipbuilding & Marine Engineering Co., Ltd..   404,211            10,469,486
*    Dahaam E-Tec Co., Ltd..............................     3,535                81,042
#    Daishin Securities Co., Ltd........................   545,344             5,321,470
#    Daou Data Corp.....................................    95,690               731,857
#    Daou Technology, Inc...............................   405,892             7,162,192
*    Dasan Networks, Inc................................    97,461               501,369
#    Dayou Automotive Seat Technology Co., Ltd..........   117,031                83,336
# *  Dayou Plus Co., Ltd................................    51,812                36,046
     DB Financial Investment Co., Ltd...................   408,332             1,336,755
     DB Insurance Co., Ltd..............................    51,972             3,276,267
*    DB, Inc............................................   496,039               353,706
     DCM Corp...........................................     5,497                57,940
# *  Deutsch Motors, Inc................................    83,713               371,244
     Development Advance Solution Co., Ltd..............    23,913               131,216
     DGB Financial Group, Inc........................... 1,806,576            14,942,611
#    Display Tech Co., Ltd..............................    43,544               147,046
     DMS Co., Ltd.......................................     4,843                19,277

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Dong A Eltek Co., Ltd..............................    52,254          $    322,405
*    Dong Ah Tire & Rubber Co., Ltd.....................     5,165                61,070
     Dong-A Socio Holdings Co., Ltd.....................     5,512               431,103
#    Dong-Ah Geological Engineering Co., Ltd............    84,391               979,916
#    Dongbang Transport Logistics Co., Ltd..............   302,271               365,097
*    Dongbu Corp........................................    24,489               150,934
     Dong-Il Corp.......................................    17,778               953,744
#    Dongil Industries Co., Ltd.........................    19,900             1,048,010
# *  Dongkook Industrial Co., Ltd.......................   661,873               498,199
#    Dongkuk Industries Co., Ltd........................   429,695               830,596
#    Dongkuk Steel Mill Co., Ltd........................   997,740             6,207,632
#    DONGSUNG Corp......................................   221,292             1,016,164
#    Dongwha Enterprise Co., Ltd........................    12,832               282,828
     Dongwha Pharm Co., Ltd.............................    37,344               298,154
     Dongwon Development Co., Ltd.......................   418,777             1,305,418
     Dongwon Industries Co., Ltd........................     2,576               547,532
#    Dongwoo Farm To Table Co., Ltd.....................    14,971                43,335
#    Dongyang E&P, Inc..................................    37,218               311,380
     Doosan Bobcat, Inc.................................   162,590             5,042,460
     Doosan Corp........................................    68,759             7,246,985
# *  Doosan Heavy Industries & Construction Co., Ltd....   779,132             7,528,737
# *  Doosan Infracore Co., Ltd.......................... 1,980,558            13,465,307
#    DRB Holding Co., Ltd...............................   114,810               652,404
#    DTR Automotive Corp................................    50,162             1,383,845
     DY Corp............................................   202,430               945,397
     e Tec E&C, Ltd.....................................     2,229               164,404
     Eagon Holdings Co., Ltd............................   385,141               789,322
#    Eagon Industrial, Ltd..............................    40,910               330,032
#    Easy Bio, Inc......................................   333,714             1,710,199
# *  Elentec Co., Ltd...................................   167,314               334,527
#    e-LITECOM Co., Ltd.................................    87,616               344,722
     E-MART, Inc........................................   215,370            38,744,535
#    ENF Technology Co., Ltd............................    93,805               860,809
#    Eugene Corp........................................   629,152             2,905,955
# *  Eugene Investment & Securities Co., Ltd............ 1,113,895             2,282,961
*    Eusu Holdings Co., Ltd.............................    72,796               395,887
#    EVERDIGM Corp......................................    36,984               195,060
# *  FarmStory Co., Ltd.................................   739,942               672,108
#    Feelux Co., Ltd....................................    36,504               356,542
     Fine Semitech Corp.................................    23,873                86,499
# *  Fine Technix Co., Ltd..............................   223,276               265,822
#    Fursys, Inc........................................    28,479               734,725
#    Gaon Cable Co., Ltd................................    28,266               402,104
#    GMB Korea Corp.....................................    77,523               390,598
#    Golfzon Newdin Holdings Co., Ltd...................   293,366               972,522
     GS Engineering & Construction Corp.................   463,545            17,092,937
#    GS Global Corp.....................................   672,899             1,434,812
     GS Holdings Corp...................................   714,906            30,510,910
     GS Home Shopping, Inc..............................     2,626               448,307
#    Gwangju Shinsegae Co., Ltd.........................     6,299               926,523
#    Halla Corp.........................................   159,934               535,379
#    Halla Holdings Corp................................   118,273             4,261,942
#    Han Kuk Carbon Co., Ltd............................   231,961             1,386,839
     Hana Financial Group, Inc.......................... 3,478,498           117,175,337
# *  Hana Micron, Inc...................................   178,725               574,786
#    Handsome Co., Ltd..................................   146,627             4,687,187
*    Hanil Cement Co., Ltd..............................    24,093             2,484,294
#    Hanil Holdings Co., Ltd............................    20,065               815,255
*    Hanjin Heavy Industries & Construction Co., Ltd....   571,915               891,590

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Hanjin Heavy Industries & Construction Holdings
       Co., Ltd.........................................   179,841           $   455,567
#    Hanjin Kal Corp....................................   405,032             6,893,339
     Hanjin Transportation Co., Ltd.....................   127,829             4,207,465
     Hankook Tire Co., Ltd..............................   403,204            14,664,772
#    Hankuk Paper Manufacturing Co., Ltd................    38,692               528,150
#    HanmiGlobal Co., Ltd...............................    13,645               106,686
     Hansae Yes24 Holdings Co., Ltd.....................    19,325               150,370
#    Hanshin Construction...............................    63,489               879,584
#    Hansol Holdings Co., Ltd...........................   514,389             1,878,438
#    Hansol HomeDeco Co., Ltd...........................   964,171             1,077,188
     Hansol Paper Co., Ltd..............................   191,141             2,933,309
*    Hansol Technics Co., Ltd...........................    97,306               571,219
*    Hanwha Aerospace Co., Ltd..........................   328,593             8,239,296
     Hanwha Chemical Corp............................... 1,695,322            24,142,378
     Hanwha Corp........................................   708,306            17,543,321
*    Hanwha Galleria Timeworld Co., Ltd.................     5,778               129,798
     Hanwha General Insurance Co., Ltd..................   558,922             2,917,159
# *  Hanwha Investment & Securities Co., Ltd............ 1,174,063             2,117,184
     Hanwha Life Insurance Co., Ltd..................... 3,549,990            13,998,568
     Hanyang Eng Co., Ltd...............................    42,970               450,997
#    Hanyang Securities Co., Ltd........................    97,444               577,078
# *  Harim Co., Ltd.....................................   178,051               382,633
     HDC Hyundai Engineering Plastics Co., Ltd..........   108,662               422,829
# *  Heung-A Shipping Co., Ltd.......................... 2,197,266               762,600
*    Heungkuk Fire & Marine Insurance Co., Ltd..........   118,659               503,070
     Hite Jinro Co., Ltd................................   264,860             3,669,283
#    Hitejinro Holdings Co., Ltd........................   120,661               694,449
#    HS R&A Co., Ltd....................................   488,828               770,079
*    HSD Engine Co., Ltd................................    77,848               300,866
# *  Humax Co., Ltd.....................................   182,229               720,108
*    Huneed Technologies................................    30,542               206,641
     Husteel Co., Ltd...................................    16,188               160,314
#    Huvis Corp.........................................   135,728               882,004
#    Hwa Shin Co., Ltd..................................   247,915               457,905
#    Hwacheon Machine Tool Co., Ltd.....................    14,514               539,312
#    Hwangkum Steel & Technology Co., Ltd...............   103,102               681,724
     HwaSung Industrial Co., Ltd........................   109,587             1,258,772
#    Hy-Lok Corp........................................    40,098               805,466
*    Hyosung Advanced Materials Corp....................     3,047               281,008
*    Hyosung Chemical Corp..............................     2,169               250,127
#    Hyosung Corp.......................................     9,383               424,028
*    Hyosung Heavy Industries Corp......................     6,343               236,268
# *  Hyosung TNC Co., Ltd...............................     2,944               453,238
#    Hyundai BNG Steel Co., Ltd.........................   143,240             1,151,600
# *  Hyundai Construction Equipment Co., Ltd............    36,064             2,377,504
     Hyundai Corp Holdings, Inc.........................    17,401               258,417
#    Hyundai Corp.......................................    64,266             1,374,581
     Hyundai Department Store Co., Ltd..................   188,446            14,414,638
     Hyundai Development Co-Engineering & Construction..   281,792             4,180,625
# *  Hyundai Electric & Energy System Co., Ltd..........    10,484               435,966
     Hyundai Engineering & Construction Co., Ltd........   894,963            36,167,423
     Hyundai Glovis Co., Ltd............................    31,936             3,206,858
     Hyundai Greenfood Co., Ltd.........................   404,973             4,394,935
*    Hyundai Heavy Industries Co., Ltd..................   262,088            28,830,501
*    Hyundai Heavy Industries Holdings Co., Ltd.........   124,621            39,161,325
     Hyundai Home Shopping Network Corp.................    47,725             4,095,878
     Hyundai Hy Communications & Networks Co., Ltd......   409,309             1,512,082
# *  Hyundai Mipo Dockyard Co., Ltd.....................   116,451             9,658,542
     Hyundai Mobis Co., Ltd.............................   466,986            78,006,168

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Hyundai Motor Co................................... 1,260,771          $118,087,465
#    Hyundai Motor Securities Co., Ltd..................   224,622             1,687,676
     Hyundai Steel Co................................... 1,130,085            41,469,846
#    Hyundai Wia Corp...................................   207,777             5,412,256
#    IDIS Holdings Co., Ltd.............................    33,484               338,185
#    Iljin Electric Co., Ltd............................   239,602               635,064
*    Iljin Holdings Co., Ltd............................    26,443                64,894
#    Ilshin Spinning Co., Ltd...........................    17,863             1,499,684
#    Ilsung Pharmaceuticals Co., Ltd....................     9,407               787,784
     iMarketKorea, Inc..................................   165,293               940,067
     Industrial Bank of Korea........................... 2,957,264            38,617,432
*    INITECH Co., Ltd...................................    31,597               143,871
#    Intergis Co., Ltd..................................    49,180                93,448
#    Interpark Holdings Corp............................   470,150               875,654
#    INTOPS Co., Ltd....................................   181,917             1,243,036
#    Inzi Controls Co., Ltd.............................   122,085               446,541
#    INZI Display Co., Ltd..............................   244,705               289,395
#    IS Dongseo Co., Ltd................................    50,983             1,391,041
#    ISC Co., Ltd.......................................    41,308               330,906
#    ISU Chemical Co., Ltd..............................   154,978             1,313,195
     IsuPetasys Co., Ltd................................   245,323             1,208,705
#    Jahwa Electronics Co., Ltd.........................    98,971             1,271,409
#    JASTECH, Ltd.......................................    44,961               241,795
     JB Financial Group Co., Ltd........................ 1,744,618             8,432,004
#    Kangnam Jevisco Co., Ltd...........................    41,716               856,604
#    KAON Media Co., Ltd................................    96,918               486,615
     KB Financial Group, Inc............................ 1,122,173            46,731,996
     KB Financial Group, Inc., ADR...................... 2,944,487           122,343,435
*    KB Metal Co., Ltd..................................    33,213                53,685
     KC Co., Ltd........................................    15,641               224,402
     KC Green Holdings Co., Ltd.........................    68,858               201,616
#    KCC Corp...........................................    51,928            11,292,405
     KCC Engineering & Construction Co., Ltd............    43,102               255,112
#    KEC Corp...........................................   973,189               837,862
#    Keyang Electric Machinery Co., Ltd.................   248,222               735,129
#    KG Chemical Corp...................................    81,219             1,272,152
#    KG Eco Technology Service Co., Ltd.................   301,386               800,757
#    KGMobilians Co., Ltd...............................   119,747               735,000
# *  KH Vatec Co., Ltd..................................   153,792               868,446
     Kia Motors Corp.................................... 2,339,274            58,471,822
#    KISCO Corp.........................................   336,460             1,715,105
#    KISCO Holdings Co., Ltd............................    63,245               652,701
#    Kishin Corp........................................   107,298               305,617
     KISWIRE, Ltd.......................................    94,457             1,793,827
#    KIWOOM Securities Co., Ltd.........................    27,040             1,806,000
# *  KleanNara Co., Ltd.................................   110,992               297,812
*    KMH Co., Ltd.......................................    98,465               630,829
     Kodaco Co., Ltd....................................   180,741               297,412
#    Kolon Corp.........................................    33,888               914,413
     Kolon Global Corp..................................    23,192               120,910
#    Kolon Industries, Inc..............................   252,202            11,160,018
#    Komelon Corp.......................................    33,167               219,736
#    Kook Soon Dang Brewery Co., Ltd....................   112,565               391,501
#    Korea Alcohol Industrial Co., Ltd..................   115,730               650,757
     Korea Asset In Trust Co., Ltd......................    94,078               359,116
     Korea Autoglass Corp...............................     9,776                97,174
#    Korea Cast Iron Pipe Industries Co., Ltd...........    33,557               287,369
# *  Korea Circuit Co., Ltd.............................   149,135               665,089
     Korea Electric Terminal Co., Ltd...................    24,632               811,627

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Korea Export Packaging Industrial Co., Ltd.........     4,498           $    80,568
# *  Korea Flange Co., Ltd..............................   333,243               476,068
     Korea Investment Holdings Co., Ltd.................   435,903            22,796,068
# *  Korea Line Corp....................................    78,513             1,486,513
     Korea Petrochemical Ind Co., Ltd...................    33,165             4,556,669
#    Korea Petroleum Industries Co......................     1,552               173,151
     Korea Real Estate Investment & Trust Co., Ltd......   350,049               723,719
     Korean Air Lines Co., Ltd..........................   493,461            11,945,695
     Korean Reinsurance Co.............................. 1,069,352             9,106,703
#    Kortek Corp........................................   127,952             1,606,096
#    KPX Chemical Co., Ltd..............................    20,126               911,100
#    KSS LINE, Ltd......................................   118,988               719,924
     KT Skylife Co., Ltd................................   101,167             1,103,451
#    KT Submarine Co., Ltd..............................    22,384                62,282
# *  KTB Investment & Securities Co., Ltd...............   640,410             1,831,891
#    KTCS Corp..........................................   293,732               577,389
     Ktis Corp..........................................   122,194               242,071
#    Kukdo Chemical Co., Ltd............................    50,066             1,985,965
#    Kukdong Oil & Chemicals Co., Ltd...................    26,930                74,901
*    Kumho Electric Co., Ltd............................    44,601               251,890
     Kumho Industrial Co., Ltd..........................     7,575                65,056
*    Kumho Tire Co., Inc................................   618,179             2,727,785
     Kumkang Kind Co., Ltd..............................    13,277               249,955
     Kwang Dong Pharmaceutical Co., Ltd.................    32,278               159,495
# *  Kyeryong Construction Industrial Co., Ltd..........    41,398               708,010
     Kyobo Securities Co., Ltd..........................   278,736             2,134,624
#    Kyungbang Co., Ltd.................................   145,334             1,515,664
     Kyungchang Industrial Co., Ltd.....................     8,656                11,525
#    Kyung-In Synthetic Corp............................   120,253               557,293
#    LEADCORP, Inc. (The)...............................   163,684               807,128
     Lee Ku Industrial Co., Ltd.........................   102,941               171,065
     LF Corp............................................   311,438             6,000,088
     LG Corp............................................   747,426            43,546,855
     LG Display Co., Ltd., ADR.......................... 4,048,932            29,719,161
#    LG Display Co., Ltd................................ 1,493,377            21,790,609
     LG Electronics, Inc................................ 1,469,865            82,172,519
#    LG Hausys, Ltd.....................................    70,017             2,960,305
     LG International Corp..............................   328,061             4,529,126
     LG Uplus Corp...................................... 2,414,724            34,318,639
#    LMS Co., Ltd.......................................    47,891               240,539
     LOT Vacuum Co., Ltd................................    12,830                89,519
     Lotte Chemical Corp................................   185,646            42,892,137
     Lotte Chilsung Beverage Co., Ltd...................       519               623,730
     Lotte Confectionery Co., Ltd.......................        54                 7,488
     LOTTE Fine Chemical Co., Ltd.......................    94,603             3,401,922
     Lotte Food Co., Ltd................................     1,083               623,129
     LOTTE Himart Co., Ltd..............................   100,627             4,969,498
#    Lotte Non-Life Insurance Co., Ltd..................   625,917             1,364,560
     Lotte Shopping Co., Ltd............................    99,870            17,049,841
     LS Corp............................................   191,625             8,524,197
# *  Lumens Co., Ltd....................................   440,737               910,706
     LVMC Holdings......................................   162,310               300,169
     Maeil Holdings Co., Ltd............................    11,288               111,676
#    Mando Corp.........................................    91,704             2,467,389
     MegaStudy Co., Ltd.................................    25,776               212,777
*    Melfas, Inc........................................     5,474                12,576
     Meritz Financial Group, Inc........................   123,590             1,124,647
#    Meritz Securities Co., Ltd......................... 2,628,959             9,203,554
#    Mi Chang Oil Industrial Co., Ltd...................     6,497               438,572

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Mirae Asset Daewoo Co., Ltd........................ 3,255,754          $ 18,475,596
     Mirae Asset Life Insurance Co., Ltd................   594,403             2,383,182
#    MK Electron Co., Ltd...............................   206,303             1,529,269
# *  MNTech Co., Ltd....................................   245,637               662,384
     Mobase Co., Ltd....................................   129,174               341,184
#    Moorim P&P Co., Ltd................................   329,441             2,207,136
#    Moorim Paper Co., Ltd..............................   222,084               554,503
#    Motonic Corp.......................................   100,277               740,098
#    Muhak Co., Ltd.....................................    65,854               674,052
# *  Namsun Aluminum Co., Ltd...........................   704,816               858,293
#    Namyang Dairy Products Co., Ltd....................     4,193             2,210,359
*    Neowiz.............................................    33,577               337,630
# *  NEOWIZ HOLDINGS Corp...............................    76,012               729,386
     New Power Plasma Co., Ltd..........................    14,538               174,368
#    Nexen Corp.........................................   238,586             1,083,923
#    Nexen Tire Corp....................................   262,802             1,884,908
#    NH Investment & Securities Co., Ltd................ 1,270,375            13,637,534
# *  NHN Entertainment Corp.............................    97,947             3,953,723
#    Nong Shim Holdings Co., Ltd........................    25,423             1,474,889
#    NongShim Co., Ltd..................................    27,797             5,327,870
#    NOROO Paint & Coatings Co., Ltd....................   104,866               726,871
#    NPC................................................   116,690               400,271
     NS Shopping Co., Ltd...............................    47,824               454,215
#    OCI Co., Ltd.......................................   206,418            15,507,926
     Opto Device Technology Co., Ltd....................    58,130               255,940
*    OPTRON-TEC, Inc....................................    22,413                79,265
     Orion Holdings Corp................................   104,984             1,446,925
     Paik Kwang Industrial Co., Ltd.....................    84,447               172,828
*    Pan Ocean Co., Ltd................................. 1,695,419             7,136,874
     Pang Rim Co., Ltd..................................     2,940                63,390
*    Pan-Pacific Co., Ltd...............................    38,849                99,381
#    Poongsan Corp......................................   323,678             6,893,059
#    Poongsan Holdings Corp.............................    60,583             1,883,871
     POSCO, Sponsored ADR............................... 1,487,744            85,723,809
     POSCO..............................................   609,801           139,579,119
#    POSCO Coated & Color Steel Co., Ltd................    32,979               547,570
     Posco Daewoo Corp..................................   505,293             7,949,488
# *  Power Logics Co., Ltd..............................   331,462             1,666,206
     Protec Co., Ltd....................................    23,657               227,855
#    PS TEC Co., Ltd....................................    35,164               137,085
#    Pyeong Hwa Automotive Co., Ltd.....................   149,814               807,678
#    RFTech Co., Ltd....................................   195,968               891,257
     S&S Tech Corp......................................     3,073                 7,881
*    S&T Dynamics Co., Ltd..............................   287,714             1,742,884
#    S&T Holdings Co., Ltd..............................   119,356             1,306,544
     S&T Motiv Co., Ltd.................................    85,781             1,985,620
#    Sajo Industries Co., Ltd...........................    37,757             1,661,648
#    Sam Young Electronics Co., Ltd.....................   149,231             1,471,793
     Sambo Corrugated Board Co., Ltd....................    15,975               125,099
#    Sambo Motors Co., Ltd..............................    66,587               363,086
#    Samho Development Co., Ltd.........................   182,987               693,340
*    Samho International Co., Ltd.......................     5,198                55,049
#    SAMHWA Paints Industrial Co., Ltd..................    93,183               438,366
#    Samick Musical Instruments Co., Ltd................   588,028               814,315
#    Samji Electronics Co., Ltd.........................   106,216               722,970
# *  Samjin LND Co., Ltd................................    92,054               143,846
#    Samkee Automotive Co., Ltd.........................   104,071               222,094
     Samkwang Glass Co., Ltd............................     2,678                68,689
     Sammok S-Form Co., Ltd.............................    33,844               329,526

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    SAMPYO Cement Co., Ltd.............................   182,565          $    507,957
     Samsung C&T Corp...................................   343,263            32,852,929
     Samsung Card Co., Ltd..............................   275,671             8,145,766
     Samsung Fire & Marine Insurance Co., Ltd...........    53,985            13,209,481
*    Samsung Heavy Industries Co., Ltd.................. 3,609,474            22,144,982
     Samsung Life Insurance Co., Ltd....................   710,716            57,500,837
     Samsung SDI Co., Ltd...............................   194,224            40,391,626
     Samsung Securities Co., Ltd........................   594,939            14,055,601
     SAMT Co., Ltd......................................   356,700               516,889
#    Samyang Corp.......................................    31,617             1,684,798
     Samyang Holdings Corp..............................    55,756             4,239,882
#    Samyang Tongsang Co., Ltd..........................    21,786               758,710
#    SAVEZONE I&C Corp..................................    90,870               265,488
*    SBS Media Holdings Co., Ltd........................   488,064               968,791
#    Seah Besteel Corp..................................   217,933             3,104,947
#    SeAH Holdings Corp.................................    12,963             1,137,591
# *  SeAH Steel Corp....................................    24,962             1,290,213
#    SeAH Steel Holdings Corp...........................    27,846             1,199,027
#    Sebang Co., Ltd....................................   153,120             1,660,995
     Sebang Global Battery Co., Ltd.....................    89,967             2,772,098
     Sebo Manufacturing Engineer Corp...................    28,022               213,280
#    Sejong Industrial Co., Ltd.........................   121,648               562,070
# *  Sejoong Co., Ltd...................................    74,223               216,932
# *  Sekonix Co., Ltd...................................    82,118               470,789
#    S-Energy Co., Ltd..................................    34,888               159,030
#    Seohan Co., Ltd....................................   327,024               487,360
#    Seohee Construction Co., Ltd....................... 1,964,856             2,036,331
     SEOWONINTECH Co., Ltd..............................    16,998                60,409
#    Seoyon Co., Ltd....................................   131,812               389,831
     Seoyon E-Hwa Co., Ltd..............................    34,845               122,470
     Sewon Precision Industry Co., Ltd..................     1,457                10,212
*    SFA Semicon Co., Ltd...............................   370,172               461,104
*    SG Corp............................................    29,677                15,908
# *  SG&G Corp..........................................   291,585               448,153
#    Shindaeyang Paper Co., Ltd.........................     8,123               487,747
     Shinhan Financial Group Co., Ltd................... 2,532,382            94,320,601
     Shinhan Financial Group Co., Ltd., ADR............. 1,400,691            51,839,573
#    Shinsegae Engineering & Construction Co., Ltd......     9,644               201,309
     Shinsegae Information & Communication Co., Ltd.....    10,147             1,224,953
#    Shinsegae, Inc.....................................    88,199            20,137,756
# *  Shinsung Tongsang Co., Ltd.........................   881,967               635,429
# *  Shinwha Intertek Corp..............................   125,015               165,416
# *  Shinwon Corp.......................................   181,086               261,332
     Shinyoung Securities Co., Ltd......................    45,109             2,252,579
# *  Signetics Corp.....................................   784,046               531,653
#    Silla Co., Ltd.....................................    69,160               766,248
#    SIMMTECH Co., Ltd..................................    97,374               707,620
#    SIMMTECH HOLDINGS Co., Ltd.........................     3,959                 6,794
     SIMPAC, Inc........................................   143,838               298,640
     Sindoh Co., Ltd....................................    58,289             2,229,118
#    SK Discovery Co., Ltd..............................   253,761             6,043,900
#    SK Gas, Ltd........................................    58,518             3,764,748
     SK Innovation Co., Ltd.............................   835,521           156,802,205
     SK Networks Co., Ltd............................... 1,836,089             6,884,307
# *  SK Securities Co., Ltd............................. 2,262,158             1,479,604
     SKC Co., Ltd.......................................   297,589             8,702,831
#    SL Corp............................................   206,384             2,620,211
*    SNU Precision Co., Ltd.............................    11,913                24,626
#    Ssangyong Cement Industrial Co., Ltd...............   894,118             3,783,080

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares   Value(double right angle quote)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Ssangyong Motor Co.................................   328,315         $    1,068,761
#    Sun Kwang Co., Ltd.................................    29,230                423,426
*    Sunchang Corp......................................    54,825                234,702
     Sung Kwang Bend Co., Ltd...........................   156,885              1,610,007
# *  Sungchang Enterprise Holdings, Ltd.................   326,002                565,440
#    Sungdo Engineering & Construction Co., Ltd.........   148,317                558,526
# *  Sungshin Cement Co., Ltd...........................   274,430              2,121,338
     Sungwoo Hitech Co., Ltd............................   738,360              2,259,454
# *  Sunjin Co., Ltd....................................    26,014                251,860
#    Tae Kyung Industrial Co., Ltd......................   126,238                579,248
     Taekwang Industrial Co., Ltd.......................     5,203              6,751,742
# *  Taewoong Co., Ltd..................................   117,534              1,094,326
#    Taeyoung Engineering & Construction Co., Ltd.......   547,753              4,596,127
     Tailim Packaging Co., Ltd..........................   102,742                264,235
# *  TBH Global Co., Ltd................................   197,666                624,438
#    Tera Semicon Co., Ltd..............................    68,650                893,234
# *  Thinkware Systems Corp.............................    85,996                402,405
# *  TK Chemical Corp...................................   589,088                936,673
     TK Corp............................................   115,733              1,229,328
#    Tong Yang Moolsan Co., Ltd.........................   300,253                408,039
     Tongyang Life Insurance Co., Ltd...................   587,643              2,917,647
#    Tongyang pile, Inc.................................     7,975                 44,200
     Tongyang, Inc......................................   358,717                501,858
#    Top Engineering Co., Ltd...........................   140,570              1,089,061
#    Tovis Co., Ltd.....................................   154,554                884,836
#    TS Corp............................................    69,753              1,159,676
# *  Ubiquoss Holdings, Inc.............................    98,752                476,959
     UIL Co., Ltd.......................................    82,914                318,765
#    Uju Electronics Co., Ltd...........................    61,425                435,337
     Unid Co., Ltd......................................    76,362              2,696,726
     Uniquest Corp......................................    16,606                106,412
#    Visang Education, Inc..............................    52,293                327,998
# *  WillBes & Co. (The)................................   769,724                731,449
*    Wonik Holdings Co., Ltd............................   383,991              1,354,955
# *  Woongjin Co., Ltd..................................   243,455                559,910
# *  Woongjin Energy Co., Ltd...........................   118,888                181,299
#    Woongjin Thinkbig Co., Ltd.........................   234,163                851,603
     Woori Bank......................................... 4,430,917             61,394,689
     Woori Bank, Sponsored ADR..........................     8,968                372,531
# *  Woorison F&G Co., Ltd..............................   154,441                213,106
#    Wooshin Systems Co., Ltd...........................    26,128                142,702
#    WooSung Feed Co., Ltd..............................   255,261                505,989
#    Y G-1 Co., Ltd.....................................   173,523              1,468,540
*    YeaRimDang Publishing Co., Ltd.....................    63,631                285,151
     Yong Pyong Resort Co., Ltd.........................   162,031                751,835
#    Yoosung Enterprise Co., Ltd........................   197,921                487,737
#    YooSung T&S Co., Ltd...............................   196,580                427,726
     Youlchon Chemical Co., Ltd.........................   125,065              1,356,367
#    Young Poong Corp...................................     3,737              2,154,183
#    Young Poong Precision Corp.........................   130,166                804,496
     Youngone Corp......................................    39,068              1,229,109
#    Youngone Holdings Co., Ltd.........................    15,120                815,818
*    Yuanta Securities Korea Co., Ltd...................   738,392              2,061,183
     YuHwa Securities Co., Ltd..........................    29,804                353,544
#    Zeus Co., Ltd......................................    67,976                727,595
                                                                           --------------
TOTAL SOUTH KOREA.......................................                    2,711,575,988
                                                                           --------------
TAIWAN -- (15.9%)
#    Ability Enterprise Co., Ltd........................ 2,942,330              1,154,864

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     AcBel Polytech, Inc................................  1,454,000          $    836,277
     Acer, Inc.......................................... 26,086,109            18,355,802
#    ACES Electronic Co., Ltd...........................  1,323,000               673,014
*    Acon Holding, Inc..................................  2,183,000               423,455
     A-DATA Technology Co., Ltd.........................    820,000             1,002,859
     Advanced International Multitech Co., Ltd..........    444,000               452,491
#    Advanced Optoelectronic Technology, Inc............    551,000               281,170
     Advancetek Enterprise Co., Ltd.....................    186,639                90,934
*    AGV Products Corp..................................  5,884,211             1,259,369
     AimCore Technology Co., Ltd........................    762,223               344,657
     Airmate Cayman International Co., Ltd..............     26,000                10,777
     Alcor Micro Corp...................................    522,000               283,349
#    Allis Electric Co., Ltd............................  1,250,000               482,027
#    Alpha Networks, Inc................................  4,590,313             2,025,060
#    Altek Corp.........................................  3,036,365             2,247,553
     Ambassador Hotel (The).............................  1,249,000               900,098
     Ampire Co., Ltd....................................    426,000               234,304
#    AMPOC Far-East Co., Ltd............................  1,402,000             1,077,574
# *  AmTRAN Technology Co., Ltd......................... 10,964,956             4,190,122
     Apacer Technology, Inc.............................    384,210               324,481
#    APCB, Inc..........................................  1,973,000             1,659,945
# *  Apex International Co., Ltd........................  1,635,263             1,560,039
     Apex Medical Corp..................................     28,000                21,894
     Apex Science & Engineering.........................    211,536                61,722
#    Arcadyan Technology Corp...........................  1,941,675             3,175,629
     Ardentec Corp......................................  2,830,058             2,468,618
#    Asia Cement Corp................................... 22,151,589            23,486,782
     Asia Electronic Material Co., Ltd..................     23,000                12,055
*    Asia Pacific Telecom Co., Ltd......................  8,189,000             1,576,598
#    Asia Plastic Recycling Holding, Ltd................  3,042,942               610,712
#    Asia Polymer Corp..................................  5,269,830             2,320,763
     Asia Tech Image, Inc...............................     10,000                11,757
#    Asia Vital Components Co., Ltd.....................  4,751,984             3,266,708
#    ASROCK, Inc........................................    157,000               248,077
     Asustek Computer, Inc..............................  3,935,000            29,178,967
     AU Optronics Corp., Sponsored ADR..................  9,028,323            34,578,477
#    AU Optronics Corp.................................. 51,158,812            19,988,032
#    Audix Corp.........................................  1,216,332             1,389,963
#    Avermedia Technologies.............................  2,331,000               706,378
*    Avision, Inc.......................................  1,540,555               207,216
#    AVY Precision Technology, Inc......................    907,934               847,151
     Bank of Kaohsiung Co., Ltd.........................  6,356,412             1,808,581
#    BenQ Materials Corp................................  1,013,000               474,949
#    BES Engineering Corp............................... 19,640,443             4,459,542
     Bin Chuan Enterprise Co., Ltd......................     87,000                39,440
#    Biostar Microtech International Corp...............  2,187,055               682,310
#    Bright Led Electronics Corp........................  1,495,000               480,883
     C Sun Manufacturing, Ltd...........................    449,837               362,487
*    Cameo Communications, Inc..........................  2,551,197               655,205
     Capital Securities Corp............................ 27,204,158             8,151,931
#    Career Technology MFG. Co., Ltd....................    825,192             1,144,737
*    Carnival Industrial Corp...........................  4,823,000               681,464
#    Casetek Holdings, Ltd..............................  2,088,933             2,954,787
     Cathay Chemical Works..............................    812,000               447,892
     Cathay Financial Holding Co., Ltd.................. 76,712,000           121,793,535
#    Cathay Real Estate Development Co., Ltd............  8,237,694             4,899,579
     CCP Contact Probes Co., Ltd........................      9,000                 5,548
#    Celxpert Energy Corp...............................    332,000               333,901
     Central Reinsurance Co., Ltd.......................  1,876,366             1,009,501

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               Shares    Value(double right angle quote)
                                                             ----------- -------------------------------
TAIWAN -- (Continued)
     Chain Chon Industrial Co., Ltd.........................     767,000          $    200,351
#    ChainQui Construction Development Co., Ltd.............     981,737               903,536
*    Champion Building Materials Co., Ltd...................   5,028,828             1,129,024
     Chang Hwa Commercial Bank, Ltd.........................  77,654,278            44,114,805
     Chang Wah Electromaterials, Inc........................      38,800               160,343
     CHC Healthcare Group...................................     501,000               532,742
     Chen Full International Co., Ltd.......................     132,000               138,733
#    Cheng Loong Corp.......................................  12,654,659             8,082,214
*    Cheng Mei Materials Technology Corp....................   2,619,000               608,670
     Cheng Uei Precision Industry Co., Ltd..................   6,463,635             4,462,712
     Chenming Mold Industry Corp............................     522,000               235,963
#    Chia Chang Co., Ltd....................................   1,567,000             1,382,344
#    Chia Hsin Cement Corp..................................   5,290,191             1,969,233
     Chien Kuo Construction Co., Ltd........................   3,974,247             1,235,887
     China Airlines, Ltd....................................  45,165,353            13,402,479
     China Bills Finance Corp...............................   3,105,000             1,326,900
     China Chemical & Pharmaceutical Co., Ltd...............   3,458,264             2,045,125
     China Development Financial Holding Corp............... 117,621,734            37,871,655
#    China Electric Manufacturing Corp......................   4,019,200             1,138,793
     China General Plastics Corp............................     532,037               316,032
#    China Glaze Co., Ltd...................................   1,714,799               575,261
     China Life Insurance Co., Ltd..........................  15,111,450            14,362,685
     China Man-Made Fiber Corp..............................  13,877,272             4,410,354
     China Metal Products...................................   4,099,969             3,997,061
     China Motor Corp.......................................   5,701,749             4,304,436
*    China Petrochemical Development Corp...................  25,778,397             9,441,355
     China Steel Corp....................................... 128,706,320           101,651,701
#    China Steel Structure Co., Ltd.........................   1,078,219               908,973
#    China Wire & Cable Co., Ltd............................   1,431,600             1,115,087
#    Chinese Maritime Transport, Ltd........................   1,371,270             1,344,738
#    Chin-Poon Industrial Co., Ltd..........................   3,268,815             3,653,101
     Chipbond Technology Corp...............................     487,000               896,951
# *  ChipMOS Techinologies, Inc., ADR.......................      45,385               598,174
*    ChipMOS Techinologies, Inc.............................   1,762,085             1,219,019
#    Chun YU Works & Co., Ltd...............................   3,196,000             2,046,052
#    Chun Yuan Steel........................................   6,093,287             1,971,810
#    Chung Hsin Electric & Machinery Manufacturing Corp.....   5,544,250             3,648,193
*    Chung Hung Steel Corp..................................   5,917,000             2,263,029
#    Chung Hwa Pulp Corp....................................   6,099,353             1,794,371
*    Chunghwa Picture Tubes, Ltd............................  51,746,412             2,351,559
     Chyang Sheng Dyeing & Finishing Co., Ltd...............     223,000                83,246
     Clevo Co...............................................   1,405,000             1,094,229
# *  CMC Magnetics Corp.....................................  25,901,621             4,633,003
     CoAsia Microelectronics Corp...........................     421,797               136,436
     Coland Holdings, Ltd...................................     115,999               103,458
     Collins Co., Ltd.......................................   1,872,224               562,827
     Compal Electronics, Inc................................  59,919,332            33,098,087
#    Compeq Manufacturing Co., Ltd..........................   6,243,000             4,009,866
     Concord Securities Co., Ltd............................   2,118,440               494,946
#    Continental Holdings Corp..............................   5,759,540             2,417,718
# *  Contrel Technology Co., Ltd............................     749,000               391,563
     Coretronic Corp........................................   6,556,800             9,022,750
#    Coxon Precise Industrial Co., Ltd......................   1,777,000               862,655
     Creative Sensor, Inc...................................     503,000               297,725
# *  CSBC Corp. Taiwan......................................   2,292,259             2,399,826
     CTBC Financial Holding Co., Ltd........................ 161,641,073           108,239,785
     CviLux Corp............................................     116,000                83,769
     CX Technology Co., Ltd.................................      42,162                28,091
     Cyberlink Corp.........................................      35,000                70,318

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
#    CyberTAN Technology, Inc...........................     969,000          $    383,249
#    DA CIN Construction Co., Ltd.......................   2,293,579             1,358,785
*    Danen Technology Corp..............................     816,000                75,065
#    Darwin Precisions Corp.............................   5,086,635             2,533,500
# *  Delpha Construction Co., Ltd.......................   1,580,015               802,150
#    Depo Auto Parts Ind Co., Ltd.......................     359,000               780,028
#    Dimerco Express Corp...............................     188,000               114,287
*    D-Link Corp........................................   8,684,552             2,833,474
     DONPON PRECISION, Inc..............................      55,000                33,774
# *  Dynamic Electronics Co., Ltd.......................   4,248,324             1,005,771
     Dynapack International Technology Corp.............     685,000               861,336
     E Ink Holdings, Inc................................     784,000               620,815
#    E.Sun Financial Holding Co., Ltd...................  94,722,938            62,893,187
*    Edimax Technology Co., Ltd.........................   2,965,902               800,239
# *  Edison Opto Corp...................................   1,362,000               542,035
     Edom Technology Co., Ltd...........................     880,046               351,105
     Elite Semiconductor Memory Technology, Inc.........     749,000               720,771
#    Elitegroup Computer Systems Co., Ltd...............   4,952,395             2,038,457
     Emerging Display Technologies Corp.................      45,000                13,129
*    ENG Electric Co., Ltd..............................   1,036,997               121,329
#    EnTie Commercial Bank Co., Ltd.....................   2,326,232               946,061
#    Epileds Technologies, Inc..........................     338,000               154,132
#    Epistar Corp.......................................  12,038,869            10,915,935
#    Eson Precision Ind. Co., Ltd.......................     723,000               649,832
     Eternal Materials Co., Ltd.........................   1,746,513             1,301,976
*    E-Ton Solar Tech Co., Ltd..........................   3,529,443               289,100
     Eva Airways Corp...................................  21,898,982            10,031,793
# *  Everest Textile Co., Ltd...........................   3,854,378             1,497,419
     Evergreen International Storage & Transport Corp...   8,312,000             3,441,901
     Evergreen Marine Corp. Taiwan, Ltd.................  25,172,697             9,299,687
     Everlight Chemical Industrial Corp.................     505,950               253,106
#    Everlight Electronics Co., Ltd.....................   2,878,000             2,479,643
     Excellence Opto, Inc...............................      96,000                44,276
#    Excelsior Medical Co., Ltd.........................   1,266,726             1,820,045
     EZconn Corp........................................     185,000               166,284
     Far Eastern Department Stores, Ltd.................  10,623,445             5,313,438
     Far Eastern International Bank.....................  30,953,804             9,910,488
     Far Eastern New Century Corp.......................  26,613,528            26,768,341
#    Farglory F T Z Investment Holding Co., Ltd.........   1,093,000               656,699
     Farglory Land Development Co., Ltd.................   3,590,264             4,104,159
# *  Federal Corp.......................................   6,642,160             2,343,033
# *  First Copper Technology Co., Ltd...................   2,403,750               702,842
     First Financial Holding Co., Ltd................... 111,513,349            70,548,110
#    First Hotel........................................   1,769,857               786,324
#    First Insurance Co., Ltd. (The)....................   3,713,064             1,621,291
# *  First Steamship Co., Ltd...........................   9,048,360             3,122,432
*    FIT Holding Co., Ltd...............................     185,150               108,303
     FocalTech Systems Co., Ltd.........................     874,000               640,788
     Forest Water Environment Engineering Co., Ltd......       8,000                14,648
#    Formosa Advanced Technologies Co., Ltd.............   2,188,000             2,176,008
#    Formosa Laboratories, Inc..........................     946,154             1,202,415
     Formosa Taffeta Co., Ltd...........................   7,950,511             8,666,358
     Formosan Rubber Group, Inc.........................   5,174,957             2,394,071
     Formosan Union Chemical............................   3,240,572             1,730,078
#    Founding Construction & Development Co., Ltd.......   3,195,418             1,653,220
     Foxconn Technology Co., Ltd........................   8,167,142            17,342,699
     Froch Enterprise Co., Ltd..........................   2,358,734               906,620
#    FSP Technology, Inc................................   1,903,292             1,054,922
     Fubon Financial Holding Co., Ltd...................  90,689,471           142,283,110

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Fulgent Sun International Holding Co., Ltd.........    214,922          $    313,127
#    Fullerton Technology Co., Ltd......................  1,482,200               824,228
#    Fulltech Fiber Glass Corp..........................  5,249,690             2,535,802
     Fwusow Industry Co., Ltd...........................  2,691,119             1,586,408
#    G Shank Enterprise Co., Ltd........................  2,144,902             1,509,919
#    Gemtek Technology Corp.............................  4,854,962             2,888,618
*    Genesis Photonics, Inc.............................    542,810                37,560
     Getac Technology Corp..............................  2,455,065             2,892,684
#    Giantplus Technology Co., Ltd......................  3,555,100             1,054,589
#    Gigabyte Technology Co., Ltd.......................  4,337,287             5,702,612
# *  Gigastorage Corp...................................  4,647,600             1,060,798
#    Global Brands Manufacture, Ltd.....................  4,065,951             1,535,655
#    Global Lighting Technologies, Inc..................  1,051,000             1,161,682
     Global Mixed Mode Technology, Inc..................     73,000               141,074
     Globe Union Industrial Corp........................  3,136,625             1,484,137
#    Gloria Material Technology Corp....................  7,112,116             3,845,183
*    Gold Circuit Electronics, Ltd......................  6,281,965             2,083,638
     Goldsun Building Materials Co., Ltd................ 16,498,261             4,358,747
     Good Will Instrument Co., Ltd......................    552,746               377,336
     Grand Fortune Securities Co., Ltd..................    791,000               205,444
     Grand Ocean Retail Group, Ltd......................    705,000               733,826
#    Grand Pacific Petrochemical........................ 12,974,000             8,781,484
     Great China Metal Industry.........................    902,000               724,393
     Great Wall Enterprise Co., Ltd.....................  6,759,828             6,594,801
# *  Green Energy Technology, Inc.......................  3,699,880             1,211,735
#    Green Seal Holding, Ltd............................    578,000               679,007
#    GTM Holdings Corp..................................  1,950,900             1,097,758
#    Hannstar Board Corp................................  4,499,635             3,083,699
#    HannStar Display Corp.............................. 40,927,435             9,029,893
*    HannsTouch Solution, Inc...........................  3,227,481               599,974
#    Hanpin Electron Co., Ltd...........................    286,000               279,753
#    Harvatek Corp......................................  1,990,553               802,125
#    Hey Song Corp......................................  2,920,500             2,626,136
     Highwealth Construction Corp.......................  1,429,000             2,099,094
#    Hiroca Holdings, Ltd...............................    984,000             2,278,514
*    HiTi Digital, Inc..................................     83,000                18,039
#    Hitron Technology, Inc.............................  1,927,098             1,050,572
# *  Ho Tung Chemical Corp.............................. 12,061,475             2,602,400
     Hocheng Corp.......................................  3,817,300               956,995
     Hold-Key Electric Wire & Cable Co., Ltd............     76,124                19,495
     Hon Hai Precision Industry Co., Ltd................ 41,860,192           106,557,145
#    Hong Pu Real Estate Development Co., Ltd...........  2,919,655             1,871,113
#    Hong TAI Electric Industrial.......................  2,620,000               772,431
#    Hong YI Fiber Industry Co..........................    759,000               375,473
     Horizon Securities Co., Ltd........................  5,131,000             1,036,678
     Hsin Kuang Steel Co., Ltd..........................  1,197,124             1,289,051
     Hsing TA Cement Co.................................  1,632,614               661,889
# *  HTC Corp...........................................  5,642,000             6,141,456
#    HUA ENG Wire & Cable Co., Ltd......................  4,944,035             1,382,286
     Hua Nan Financial Holdings Co., Ltd................ 64,252,204            36,292,044
     Huaku Development Co., Ltd.........................  2,563,000             5,213,496
#    Huang Hsiang Construction Corp.....................  1,195,000               961,504
#    Hung Ching Development & Construction Co., Ltd.....  1,635,468             1,232,560
#    Hung Sheng Construction, Ltd.......................  4,960,670             4,218,031
     Huxen Corp.........................................    268,281               340,044
*    Hwa Fong Rubber Industrial Co., Ltd................    265,000               107,996
     Hwacom Systems, Inc................................    333,000               130,748
# *  Ichia Technologies, Inc............................  2,065,260               925,499
# *  I-Chiun Precision Industry Co., Ltd................  2,628,000               715,620

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
*    Ideal Bike Corp....................................      53,254           $    12,851
     Infortrend Technology, Inc.........................   1,104,000               385,925
#    Innolux Corp....................................... 150,377,544            45,661,276
#    Inpaq Technology Co., Ltd..........................     213,000               165,667
     Integrated Service Technology, Inc.................      10,000                10,743
#    International CSRC Investment Holdings Co..........  10,053,510            11,276,286
     Inventec Corp......................................  31,534,277            25,486,028
     ITE Technology, Inc................................   1,908,479             1,874,375
     Jarllytec Co., Ltd.................................     557,000               771,874
     Jess-Link Products Co., Ltd........................   1,110,500               952,523
     Jih Sun Financial Holdings Co., Ltd................  10,459,918             3,038,134
     Jinli Group Holdings, Ltd..........................   1,786,722               939,609
     Johnson Health Tech Co., Ltd.......................     150,000               154,174
     K Laser Technology, Inc............................   1,894,601               715,731
#    Kaulin Manufacturing Co., Ltd......................   1,961,656             1,021,138
#    KEE TAI Properties Co., Ltd........................   1,968,000               745,572
#    Kenmec Mechanical Engineering Co., Ltd.............   1,954,000               575,930
#    Kindom Construction Corp...........................   5,044,000             2,779,324
#    King Chou Marine Technology Co., Ltd...............     243,100               267,667
     King Yuan Electronics Co., Ltd.....................  16,246,805             9,515,300
     King's Town Bank Co., Ltd..........................  11,404,012            10,911,577
     King's Town Construction Co., Ltd..................     190,380               115,540
# *  Kinko Optical Co., Ltd.............................   1,755,000             1,300,410
     Kinpo Electronics..................................  19,025,375             5,701,443
#    Kinsus Interconnect Technology Corp................   2,806,000             3,682,178
#    KNH Enterprise Co., Ltd............................   1,687,078               549,421
#    Kung Sing Engineering Corp.........................   3,317,000               763,670
*    Kuo Toong International Co., Ltd...................   1,048,160               709,747
#    Kuoyang Construction Co., Ltd......................   6,928,811             2,518,377
#    Kwong Fong Industries Corp.........................   1,407,649               631,236
#    KYE Systems Corp...................................   3,157,909               844,358
#    L&K Engineering Co., Ltd...........................   2,117,000             1,738,293
#    LAN FA Textile.....................................   2,812,713               738,421
     LCY Chemical Corp..................................   2,593,000             4,361,171
# *  Leader Electronics, Inc............................   1,966,056               437,409
     Lealea Enterprise Co., Ltd.........................   9,391,941             2,876,438
     Ledtech Electronics Corp...........................     660,000               175,588
     LEE CHI Enterprises Co., Ltd.......................   3,001,900               874,688
*    Leofoo Development Co., Ltd........................   4,643,908               827,476
     LES Enphants Co., Ltd..............................     877,000               252,042
#    Lextar Electronics Corp............................   4,434,000             2,370,510
*    Li Peng Enterprise Co., Ltd........................   7,890,381             2,070,875
*    Lida Holdings, Ltd.................................     174,000               319,703
#    Lien Hwa Industrial Corp...........................   7,963,494             7,852,343
#    Lingsen Precision Industries, Ltd..................   5,531,480             1,500,689
#    Lite-On Semiconductor Corp.........................   2,776,729             2,248,499
#    Lite-On Technology Corp............................  29,594,738            34,026,211
#    Long Bon International Co., Ltd....................   1,697,100               819,168
#    Long Chen Paper Co., Ltd...........................   8,939,971             4,572,423
#    Longwell Co........................................     678,000               559,338
# *  Lucky Cement Corp..................................   3,092,000               717,165
# *  LuxNet Corp........................................     341,888               179,427
#    Macronix International.............................  20,696,605            11,523,857
     Materials Analysis Technology, Inc.................      27,000                36,542
#    Mayer Steel Pipe Corp..............................   2,046,456               917,551
     Maywufa Co., Ltd...................................     252,070                99,025
     Mega Financial Holding Co., Ltd....................  96,264,796            81,516,387
     Mercuries & Associates Holding, Ltd................   3,493,514             2,250,714
*    Mercuries Life Insurance Co., Ltd..................  11,498,807             5,043,492

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
#    MIN AIK Technology Co., Ltd........................  1,446,600           $   676,549
#    Mitac Holdings Corp................................  9,358,660             7,609,780
# *  Mosel Vitelic, Inc.................................    263,067               194,703
# *  Motech Industries, Inc.............................  6,094,658             1,281,458
     MPI Corp...........................................    124,000               203,721
     Nan Ren Lake Leisure Amusement Co., Ltd............  1,652,000               342,355
#    Nan Ya Printed Circuit Board Corp..................  3,428,000             2,741,596
     Nantex Industry Co., Ltd...........................    911,209               851,231
#    Nanya Technology Corp..............................  6,205,000            10,360,809
*    New Asia Construction & Development Corp...........  1,810,304               358,696
     New Era Electronics Co., Ltd.......................    203,000                98,284
#    Nien Hsing Textile Co., Ltd........................  1,916,061             1,415,081
#    Nishoku Technology, Inc............................    264,000               463,723
     O-Bank Co., Ltd....................................    830,000               204,251
*    Ocean Plastics Co., Ltd............................    265,000               219,749
*    Optimax Technology Corp............................    499,597                45,339
#    OptoTech Corp......................................  1,567,387               803,096
*    Orient Semiconductor Electronics, Ltd..............  2,349,000               533,063
#    Pacific Construction Co............................  2,487,452               921,818
*    Pan Jit International, Inc.........................    610,000               441,069
#    Pan-International Industrial Corp..................  5,794,444             3,325,625
# *  Paragon Technologies Co., Ltd......................    817,191               437,211
#    Pegatron Corp...................................... 27,444,998            50,148,749
# *  Phihong Technology Co., Ltd........................  3,918,882             1,043,709
     Plastron Precision Co., Ltd........................     33,536                14,374
#    Plotech Co., Ltd...................................    489,000               239,746
     Pou Chen Corp...................................... 21,132,550            21,444,211
*    Powertech Industrial Co., Ltd......................     54,000                21,959
#    President Securities Corp.......................... 12,528,324             5,076,511
*    Prime Electronics & Satellitics, Inc...............    406,000                53,685
     Prince Housing & Development Corp..................  7,121,018             2,325,712
     Promate Electronic Co., Ltd........................    157,000               139,498
*    Promise Technology, Inc............................    909,000               243,640
     P-Two Industries, Inc..............................    110,000                70,972
#    Qisda Corp......................................... 24,594,171            13,987,343
#    Qualipoly Chemical Corp............................    290,593               248,760
#    Quanta Storage, Inc................................  2,336,000             1,605,803
     Quintain Steel Co., Ltd............................  3,687,472               975,532
#    Radiant Opto-Electronics Corp......................  4,893,000            12,858,940
*    Radium Life Tech Co., Ltd..........................  8,933,124             4,408,990
#    Rich Development Co., Ltd..........................  7,198,054             2,040,123
*    Ritek Corp......................................... 14,529,095             4,659,970
     Rotam Global Agrosciences, Ltd.....................    415,693               247,093
     Ruentex Development Co., Ltd.......................  3,673,320             5,098,047
     Ruentex Industries, Ltd............................  1,677,600             4,215,331
#    Sampo Corp.........................................  5,607,925             2,097,209
     San Fang Chemical Industry Co., Ltd................     23,000                17,181
     San Far Property, Ltd..............................    369,800               135,584
     Sanyang Motor Co., Ltd.............................  2,721,624             1,744,154
#    Sesoda Corp........................................  1,687,713             1,273,625
     Shan-Loong Transportation Co., Ltd.................    412,000               374,511
     Sharehope Medicine Co., Ltd........................    107,400                89,120
#    Sheng Yu Steel Co., Ltd............................  1,821,000             1,152,932
#    ShenMao Technology, Inc............................  1,149,000               748,898
#    Shih Her Technologies, Inc.........................    411,000               387,022
*    Shih Wei Navigation Co., Ltd.......................  3,492,288               825,965
#    Shihlin Electric & Engineering Corp................  4,496,000             5,826,216
#    Shin Kong Financial Holding Co., Ltd............... 97,825,259            32,253,275
     Shin Zu Shing Co., Ltd.............................  1,789,000             4,397,297

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares   Value(double right angle quote)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
*    Shining Building Business Co., Ltd.................    830,692           $   263,891
#    Shinkong Insurance Co., Ltd........................  3,128,412             3,628,280
     Shinkong Synthetic Fibers Corp..................... 18,021,754             6,100,653
# *  Shuttle, Inc.......................................  4,367,015             1,450,223
     Sigurd Microelectronics Corp.......................  5,178,047             4,655,351
# *  Silicon Integrated Systems Corp....................  4,978,808             1,180,891
*    Silitech Technology Corp...........................    824,803               309,982
     Simplo Technology Co., Ltd.........................    149,000               866,553
     Sincere Navigation Corp............................  4,571,740             2,361,393
     Sinher Technology, Inc.............................    188,000               280,049
     Sinon Corp.........................................  5,544,877             3,012,903
     SinoPac Financial Holdings Co., Ltd................ 95,675,115            32,546,004
     Sinphar Pharmaceutical Co., Ltd....................    180,000               108,423
     Sirtec International Co., Ltd......................    429,200               297,986
#    Siward Crystal Technology Co., Ltd.................  2,327,875             1,143,510
# *  Solar Applied Materials Technology Co..............  1,613,438               914,966
     Solomon Technology Corp............................    539,000               293,945
     Solteam Electronics Co., Ltd.......................     39,390                30,236
     Southeast Cement Co., Ltd..........................  3,108,700             1,393,282
     Spirox Corp........................................    505,563               450,923
     Stark Technology, Inc..............................  1,418,160             1,661,455
     Sunko INK Co., Ltd.................................     76,000                22,384
#    Sunplus Technology Co., Ltd........................  7,149,620             2,411,010
     Sunrex Technology Corp.............................  1,573,949               777,150
#    Sunspring Metal Corp...............................    667,000               646,015
#    Supreme Electronics Co., Ltd.......................  4,212,441             3,551,745
     Sweeten Real Estate Development Co., Ltd...........  1,206,925               770,314
     Synnex Technology International Corp...............  5,999,550             6,474,331
     Sysage Technology Co., Ltd.........................    108,004                99,448
     Systex Corp........................................  1,007,801             2,019,243
     T3EX Global Holdings Corp..........................    235,499               191,347
#    Ta Ya Electric Wire & Cable........................  7,029,329             2,482,731
     Tah Hsin Industrial Corp...........................  1,477,900             1,216,911
     TAI Roun Products Co., Ltd.........................     63,000                24,457
#    TA-I Technology Co., Ltd...........................  1,163,170             1,705,383
*    Tai Tung Communication Co., Ltd....................    558,000               282,574
#    Taichung Commercial Bank Co., Ltd.................. 33,161,470            10,942,977
#    Taiflex Scientific Co., Ltd........................  1,827,960             1,784,505
#    Tainan Enterprises Co., Ltd........................  1,134,183               623,521
#    Tainan Spinning Co., Ltd........................... 16,897,485             6,645,128
# *  Tainergy Tech Co., Ltd.............................  2,172,000               323,243
#    Tai-Saw Technology Co., Ltd........................    158,000                80,154
     Taishin Financial Holding Co., Ltd................. 98,465,066            43,873,221
#    Taisun Enterprise Co., Ltd.........................  2,234,423             1,093,384
# *  Taita Chemical Co., Ltd............................  2,481,864               869,463
     Taiwan Business Bank............................... 36,604,240            12,083,621
     Taiwan Cement Corp................................. 61,478,697            69,107,259
#    Taiwan Chinsan Electronic Industrial Co., Ltd......    146,000               164,686
     Taiwan Cogeneration Corp...........................  2,535,333             2,141,947
     Taiwan Cooperative Financial Holding Co., Ltd...... 83,382,734            46,963,577
#    Taiwan Fertilizer Co., Ltd.........................  5,389,000             7,328,924
     Taiwan Fire & Marine Insurance Co., Ltd............  1,362,000               876,472
     Taiwan FU Hsing Industrial Co., Ltd................    667,000               684,250
     Taiwan Glass Industry Corp......................... 13,471,982             5,793,391
     Taiwan Hon Chuan Enterprise Co., Ltd...............    916,932             1,414,123
#    Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,732,000             1,064,581
# *  Taiwan Land Development Corp.......................  9,188,322             2,376,935
# *  Taiwan Line Tek Electronic.........................    146,771               119,573
     Taiwan Navigation Co., Ltd.........................  1,597,000             1,051,440

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares    Value(double right angle quote)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
     Taiwan PCB Techvest Co., Ltd.......................   3,813,946           $ 2,982,289
#    Taiwan Pulp & Paper Corp...........................   3,581,660             1,978,365
     Taiwan Shin Kong Security Co., Ltd.................      39,000                42,179
     Taiwan Styrene Monomer.............................   2,408,647             1,795,070
     Taiwan Surface Mounting Technology Corp............   3,390,991             3,704,061
# *  Taiwan TEA Corp....................................   8,595,092             4,351,766
#    Taiyen Biotech Co., Ltd............................   1,396,217             1,323,806
*    Tatung Co., Ltd....................................   6,040,342             7,060,738
     Te Chang Construction Co., Ltd.....................      80,260                51,603
     Teco Electric and Machinery Co., Ltd...............  19,279,725            11,092,810
     Test-Rite International Co., Ltd...................   1,514,266             1,099,202
*    Tex-Ray Industrial Co., Ltd........................     501,000               145,356
     Thye Ming Industrial Co., Ltd......................      26,000                26,717
     T-Mac Techvest PCB Co., Ltd........................   1,603,000               633,054
     Ton Yi Industrial Corp.............................   3,425,600             1,462,285
#    Tong Hsing Electronic Industries, Ltd..............     170,000               507,923
#    Tong Yang Industry Co., Ltd........................   1,131,000             1,278,903
# *  Tong-Tai Machine & Tool Co., Ltd...................   2,900,447             1,630,070
     Topoint Technology Co., Ltd........................   1,969,459             1,096,874
#    TPK Holding Co., Ltd...............................   3,820,000             5,955,997
     Tripod Technology Corp.............................   2,828,000             6,833,409
     Tsann Kuen Enterprise Co., Ltd.....................     185,000               115,815
*    TSEC Corp..........................................   1,723,684               278,012
     Tung Ho Steel Enterprise Corp......................  12,361,274             8,385,503
     TXC Corp...........................................   1,315,000             1,315,104
#    TYC Brother Industrial Co., Ltd....................   1,472,723             1,090,755
# *  Tycoons Group Enterprise...........................   5,111,525             1,101,763
#    Tyntek Corp........................................   2,284,097             1,125,870
     UDE Corp...........................................     368,000               279,834
     U-Ming Marine Transport Corp.......................   1,831,000             1,917,514
#    Unimicron Technology Corp..........................  22,428,363            10,962,151
#    Union Bank Of Taiwan...............................  12,246,532             3,819,786
     Unitech Computer Co., Ltd..........................   1,565,739               924,906
#    Unitech Printed Circuit Board Corp.................   7,251,466             3,055,549
#    United Microelectronics Corp....................... 196,319,681            74,813,761
     United Radiant Technology..........................      95,000                44,590
# *  United Renewable Energy Co., Ltd...................  19,156,450             4,267,108
# *  Unity Opto Technology Co., Ltd.....................   2,924,000               789,826
     Univacco Technology, Inc...........................      46,000                26,873
     Universal Cement Corp..............................   5,909,583             3,581,688
*    Unizyx Holding Corp................................   4,190,000             1,412,280
#    UPC Technology Corp................................  12,468,831             4,588,516
     USI Corp...........................................   8,090,827             3,092,109
     Usun Technology Co., Ltd...........................     191,100               191,888
     Ve Wong Corp.......................................   1,564,806             1,244,578
#    Victory New Materials, Ltd. Co.....................     945,170               619,727
     Waffer Technology Co., Ltd.........................      69,000                36,337
*    Wah Hong Industrial Corp...........................     395,516               217,727
#    Wah Lee Industrial Corp............................   2,043,000             3,204,460
     Walsin Lihwa Corp..................................  33,403,412            16,613,611
#    Walsin Technology Corp.............................   3,078,797            13,010,054
#    Walton Advanced Engineering, Inc...................   3,931,853             1,314,783
     Wan Hai Lines, Ltd.................................   8,094,000             3,958,620
     Waterland Financial Holdings Co., Ltd..............  32,487,337            10,564,301
     Weikeng Industrial Co., Ltd........................   2,614,514             1,617,217
#    Well Shin Technology Co., Ltd......................   1,081,080             1,598,493
*    Wha Yu Industrial Co., Ltd.........................     302,000               151,008
#    Winbond Electronics Corp...........................  46,468,572            20,244,217
     Winstek Semiconductor Co., Ltd.....................     247,000               180,369

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares    Value(double right angle quote)
                                                        ----------- -------------------------------
TAIWAN -- (Continued)
    Wintek Corp........................................  20,783,484         $      230,450
    Wisdom Marine Lines Co., Ltd.......................   3,007,953              2,876,027
#   Wistron Corp.......................................  43,039,343             26,385,009
    WPG Holdings, Ltd..................................   8,565,284             10,201,133
#   WT Microelectronics Co., Ltd.......................   7,539,751              9,725,541
*   WUS Printed Circuit Co., Ltd.......................   2,960,739              1,389,547
*   Yang Ming Marine Transport Corp....................  11,742,759              3,252,761
#   YC Co., Ltd........................................   6,741,177              2,817,010
    YC INOX Co., Ltd...................................   4,977,833              3,980,671
    Yea Shin International Development Co., Ltd........   1,043,825                516,398
#   Yeong Guan Energy Technology Group Co., Ltd........   1,042,000              1,414,366
#   YFY, Inc...........................................  20,003,847              7,256,772
#   Yi Jinn Industrial Co., Ltd........................   2,823,142              1,120,822
#   Yieh Phui Enterprise Co., Ltd......................  16,572,025              5,148,838
#   Young Fast Optoelectronics Co., Ltd................   1,525,000                754,034
#   Youngtek Electronics Corp..........................   1,095,047              1,343,105
    Yuanta Financial Holding Co., Ltd.................. 116,044,918             56,432,471
#   Yulon Motor Co., Ltd...............................  12,005,572              7,019,458
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd....     243,687                582,928
    Yungshin Construction & Development Co., Ltd.......      47,000                 45,430
#   Zenitron Corp......................................   2,495,000              1,584,508
#   Zero One Technology Co., Ltd.......................     579,000                350,376
    Zhen Ding Technology Holding, Ltd..................   3,294,000              7,536,587
    Zig Sheng Industrial Co., Ltd......................   6,209,352              1,823,638
    Zinwell Corp.......................................     742,000                413,418
#   ZongTai Real Estate Development Co., Ltd...........   2,669,844              1,405,196
                                                                            --------------
TOTAL TAIWAN...........................................                      2,682,026,226
                                                                            --------------
THAILAND -- (3.5%)
    AAPICO Hitech PCL..................................     123,300                 92,243
    AAPICO Hitech PCL..................................     681,760                510,035
    AJ Plast PCL.......................................   1,465,000                426,463
    Ananda Development PCL.............................   6,294,700                877,270
    AP Thailand PCL....................................  13,166,530              3,256,879
    Asia Aviation PCL..................................   6,854,200                827,053
    Asia Aviation PCL..................................     405,600                 48,941
    Asia Plus Group Holdings PCL.......................   4,806,900                542,317
    Bangchak Corp. PCL.................................   4,346,900              4,327,231
    Bangkok Airways PCL................................   4,162,600              1,469,153
    Bangkok Bank PCL...................................   1,191,253              7,438,593
    Bangkok Insurance PCL..............................     212,828              2,253,473
    Bangkok Land PCL...................................  95,225,996              4,940,836
    Bangkok Life Assurance PCL.........................     221,400                212,050
    Bangkok Ranch PCL..................................   3,511,800                516,971
    Bank of Ayudhya PCL................................      17,400                 21,127
    Banpu PCL..........................................  21,889,750             11,489,643
    Better World Green PCL.............................   4,460,000                162,793
    Cal-Comp Electronics Thailand PCL..................  27,745,614              1,623,725
    Charoen Pokphand Foods PCL.........................  28,967,900             22,064,539
    Charoong Thai Wire & Cable PCL.....................   1,189,400                328,296
    Esso Thailand PCL..................................     785,300                343,495
*   G J Steel PCL......................................  27,256,975                205,558
    GFPT PCL...........................................   4,175,200              1,801,067
    Golden Land Property Development PCL...............   2,685,500                745,297
    Grand Canal Land PCL...............................     999,800                 88,670
    Hana Microelectronics PCL..........................   3,173,000              3,469,721
    ICC International PCL..............................   2,517,200              2,999,379
    Ichitan Group PCL..................................   3,600,900                432,325
    IRPC PCL...........................................  78,350,300             14,417,401

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          Shares    Value(double right angle quote)
                                                        ----------- -------------------------------
THAILAND -- (Continued)
*   Italian-Thai Development PCL.......................  14,428,500          $  1,192,582
    Kang Yong Electric PCL.............................         200                 2,498
    Kasikornbank PCL...................................   6,567,501            39,523,875
    KGI Securities Thailand PCL........................   9,812,900             1,302,466
    Khon Kaen Sugar Industry PCL.......................  10,079,907             1,009,511
    Kiatnakin Bank PCL.................................   3,989,800             8,575,362
    Krung Thai Bank PCL................................  23,013,300            13,953,766
    Lalin Property PCL.................................     204,200                37,883
    LH Financial Group PCL.............................  16,993,446               768,934
    LPN Development PCL................................   8,216,801             2,317,559
*   MCOT PCL...........................................   1,028,300               286,931
    Millcon Steel PCL..................................   3,063,413               165,415
*   Nation Multimedia Group PCL........................   2,644,800                11,369
    Padaeng Industry PCL...............................   1,010,000               396,078
    Polyplex Thailand PCL..............................   4,676,225             2,115,939
*   Precious Shipping PCL..............................   6,382,150             2,214,019
    Property Perfect PCL...............................  44,547,300             1,343,810
    Pruksa Holding PCL.................................   3,935,600             2,398,163
    PTT Exploration & Production PCL...................  12,326,700            51,872,538
    PTT Global Chemical PCL............................  25,060,441            58,398,765
    PTT PCL............................................ 117,120,800           180,185,846
    Quality Houses PCL.................................  22,802,697             2,159,893
    Regional Container Lines PCL.......................   4,399,800               729,982
    Rojana Industrial Park PCL.........................   7,752,073             1,262,781
    Saha Pathana Inter-Holding PCL.....................   2,601,300             5,218,294
    Saha Pathanapibul PCL..............................   1,587,933             2,466,925
    Saha-Union PCL.....................................   2,448,700             3,342,494
    Sahaviriya Steel Industries PCL....................  90,527,440                25,670
    Sansiri PCL........................................  39,681,266             1,879,324
    SC Asset Corp. PCL.................................  21,180,353             2,172,344
*   SCG Ceramics PCL...................................     456,028                36,317
    Sena Development PCL...............................   1,331,366               145,386
    Siam Commercial Bank PCL (The).....................  10,045,500            41,666,855
    Siam Future Development PCL........................   5,994,346             1,392,352
    Somboon Advance Technology PCL.....................   1,957,600             1,198,772
    Sri Ayudhya Capital PCL............................      85,100               113,595
    Sri Trang Agro-Industry PCL........................   7,623,240             4,116,320
    Srithai Superware PCL..............................  17,769,800               643,251
    Star Petroleum Refining PCL........................   7,808,400             3,321,220
*   STP & I PCL........................................     892,700               129,260
    Supalai PCL........................................   1,365,100               901,831
*   Super Energy Corp. PCL.............................  25,878,500               546,454
    SVI PCL............................................   3,742,300               632,183
    Syntec Construction PCL............................   3,784,500               415,553
*   Tata Steel Thailand PCL............................  47,236,200               983,197
*   Thai Airways International PCL.....................   9,655,411             3,786,436
    Thai Oil PCL.......................................   9,860,800            25,209,738
    Thai Rayon PCL.....................................      58,700                81,011
    Thai Stanley Electric PCL..........................     174,600             1,269,339
    Thai Stanley Electric PCL..........................      43,100               313,336
    Thai Wacoal PCL....................................      85,000               116,026
    Thaicom PCL........................................   4,888,100             1,260,732
    Thanachart Capital PCL.............................   6,661,900            10,600,761
    Thitikorn PCL......................................   1,713,900               553,204
    Thoresen Thai Agencies PCL.........................   6,672,278             1,348,545
    TIPCO Foods PCL....................................      14,300                 3,882
    TMB Bank PCL.......................................  82,845,200             5,697,950
    TPI Polene PCL.....................................  52,467,040             2,848,889
    True Corp. PCL.....................................  47,572,200             8,466,847

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              Shares   Value(double right angle quote)
                                                            ---------- -------------------------------
THAILAND -- (Continued)
     Univentures PCL.......................................  1,602,200         $       355,239
     Vinythai PCL..........................................  3,239,417               2,179,155
                                                                               ---------------
TOTAL THAILAND.............................................                        595,597,196
                                                                               ---------------
TURKEY -- (0.8%)
     Akbank Turk A.S....................................... 19,800,824              23,416,161
# *  Akenerji Elektrik Uretim A.S..........................  2,324,732                 245,394
#    Alarko Holding A.S....................................  1,581,354                 557,610
#    Albaraka Turk Katilim Bankasi A.S.....................  4,642,337               1,097,920
     Anadolu Anonim Turk Sigorta Sirketi...................  3,373,790               2,690,871
     Anadolu Cam Sanayii A.S...............................  2,664,287               1,440,949
     Anadolu Efes Biracilik Ve Malt Sanayii A.S............    371,509               1,249,091
# *  Bagfas Bandirma Gubre Fabrikalari A.S.................    403,271                 381,577
*    Baticim Bati Anadolu Cimento Sanayii A.S..............    488,986                 201,821
*    Bera Holding A.S......................................    304,438                  87,882
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    698,580                 970,132
*    Boyner Perakende Ve Tekstil Yatirimlari A.S...........     80,761                  66,311
     Cimsa Cimento Sanayi VE Ticaret A.S...................    121,596                 163,449
# *  Dogan Sirketler Grubu Holding A.S..................... 11,925,078               2,329,542
#    Dogus Otomotiv Servis ve Ticaret A.S..................    161,687                 144,786
#    Eczacibasi Yatirim Holding Ortakligi A.S..............    282,215                 337,971
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S...............................  1,908,942               1,015,969
#    Enka Insaat ve Sanayi A.S.............................  3,355,807               2,804,397
# *  Global Yatirim Holding A.S............................  1,043,752                 462,910
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.........  1,934,165                 810,034
# *  GSD Holding AS........................................  3,856,556                 483,841
# *  Ihlas Holding A.S..................................... 14,534,330                 808,414
# *  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S..  1,119,811                 875,495
     KOC Holding A.S.......................................    534,621               1,493,464
#    Kordsa Teknik Tekstil A.S.............................    520,357               1,008,607
# *  Metro Ticari ve Mali Yatirimlar Holding A.S...........  1,557,250                 217,633
# *  Pegasus Hava Tasimaciligi A.S.........................    363,908               1,308,806
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....  1,051,851                 617,549
# *  Sekerbank Turk AS.....................................  4,091,870                 675,137
#    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  1,806,234                 976,208
     Trakya Cam Sanayii A.S................................  6,973,645               4,082,861
     Turcas Petrol A.S.....................................    195,565                  48,401
*    Turk Hava Yollari AO..................................  7,297,121              18,380,610
#    Turkiye Garanti Bankasi A.S........................... 23,774,317              29,906,152
#    Turkiye Halk Bankasi A.S..............................  6,191,411               6,846,957
     Turkiye Is Bankasi, Class C........................... 15,747,591              11,270,529
     Turkiye Sinai Kalkinma Bankasi A.S.................... 14,178,792               1,803,707
     Turkiye Sise ve Cam Fabrikalari A.S...................  9,231,018               7,817,747
#    Turkiye Vakiflar Bankasi TAO, Class D.................  8,857,028               5,434,063
# *  Yapi ve Kredi Bankasi A.S............................. 13,604,009               3,945,275
                                                                               ---------------
TOTAL TURKEY...............................................                        138,476,233
                                                                               ---------------
TOTAL COMMON STOCKS........................................                     16,297,046,180
                                                                               ---------------
PREFERRED STOCKS -- (1.3%)

BRAZIL -- (1.2%)
     Banco ABC Brasil S.A..................................  1,105,119               4,801,767
     Banco Bradesco SA.....................................  4,217,424              38,870,789
     Banco do Estado do Rio Grande do Sul SA, Class B......  2,245,768              11,984,671
     Banco Pan SA..........................................  1,738,792                 841,012
     Cia Brasileira de Distribuicao........................  1,364,856              28,687,098
     Cia Ferro Ligas da Bahia - FERBASA....................    599,734               3,045,807
     Eucatex SA Industria e Comercio.......................    256,928                 303,771

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 Shares   Value(double right angle quote)
                                                               ---------- -------------------------------
BRAZIL -- (Continued)
       Grazziotin SA..........................................      1,900         $        11,824
       Marcopolo SA...........................................  4,204,845               4,440,425
       Petroleo Brasileiro SA................................. 12,781,490              94,860,877
       Randon SA Implementos e Participacoes..................  2,241,400               4,782,135
       Unipar Carbocloro SA...................................    576,194               6,564,721
       Usinas Siderurgicas de Minas Gerais SA, Class A........  3,222,888               8,902,671
                                                                                  ---------------
TOTAL BRAZIL..................................................                        208,097,568
                                                                                  ---------------
COLOMBIA -- (0.1%)
       Avianca Holdings SA....................................  1,507,285                 924,642
       Grupo Argos SA.........................................    374,078               1,510,485
       Grupo de Inversiones Suramericana SA...................  1,042,360               9,518,663
                                                                                  ---------------
TOTAL COLOMBIA................................................                         11,953,790
                                                                                  ---------------
SOUTH KOREA -- (0.0%)
*      Mirae Asset Daewoo Co., Ltd............................     47,268                 149,005
                                                                                  ---------------
TOTAL PREFERRED STOCKS........................................                        220,200,363
                                                                                  ---------------
RIGHTS/WARRANTS -- (0.0%)

INDONESIA -- (0.0%)
*      Medco Energi Internasional Tbk PT Warrants 12/11/20.... 26,899,866                 544,987
                                                                                  ---------------
MALAYSIA -- (0.0%)
*      Gabungan AQRS Bhd Warrants 09/26/23....................    430,575                  33,956
*      Mitrajaya Holdings Bhd Warrants 04/17/23...............     38,210                     799
*      Sunway Bhd Warrants 10/03/24...........................    539,326                  37,377
*      Symphony Life Berhad Rights 11/01/18...................    491,324                       0
                                                                                  ---------------
TOTAL MALAYSIA................................................                             72,132
                                                                                  ---------------
POLAND -- (0.0%)
*      Hawe SA Rights 09/30/15................................    952,876                       0
                                                                                  ---------------
SOUTH KOREA -- (0.0%)
*      SK Securities Co., Ltd. Rights 12/04/18................    601,896                  92,961
                                                                                  ---------------
TAIWAN -- (0.0%)
*      Evergreen Marine Corp., Ltd. Rights 11/21/18...........  1,434,010                  32,441
*      Sunplus Technology Co., Ltd. Rights 10/24/18...........     59,250                       0
*      Taichung Commercial Bank Rights 11/26/18...............  1,105,215                       0
*      Taishin financial Holding Co., Ltd. Rights 11/22/18....  1,986,296                 192,576
*      Tycoons Group Enterprise Co., Ltd. Rights 12/03/18.....  1,076,813                  20,880
                                                                                  ---------------
TOTAL TAIWAN..................................................                            245,897
                                                                                  ---------------
TOTAL RIGHTS/WARRANTS.........................................                            955,977
                                                                                  ---------------
TOTAL INVESTMENT SECURITIES...................................                     16,518,202,520
                                                                                  ---------------
                                                                                      Value+
                                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund......................... 27,454,672             317,650,554
                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $16,551,312,445).....................................                    $16,835,853,074
                                                                                  ===============

ADR    American Depositary Receipt
GDR    Global Depositary Receipt
P.L.C. Public Limited Company

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

SA     Special Assessment
(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of October 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                  Unrealized
                                 Number of Expiration   Notional      Market     Appreciation
Description                      Contracts    Date       Value        Value     (Depreciation)
-----------                      --------- ---------- ------------ ------------ --------------
Long Position Contracts:
MSCI Emerging Markets Index(R)..    650     12/21/18  $ 33,568,523 $ 31,092,750  $(2,475,773)
S&P 500(R) Emini Index..........    608     12/21/18    88,845,479   82,417,440   (6,428,039)
                                                      ------------ ------------  -----------
Total Futures Contracts.........                      $122,414,002 $113,510,190  $(8,903,812)
                                                      ============ ============  ===========

Summary of the Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                              Investments in Securities (Market Value)
                        ----------------------------------------------------
                           Level 1        Level 2     Level 3     Total
                        -------------- -------------- ------- --------------
   Common Stocks
      Brazil........... $1,532,442,748             --   --    $1,532,442,748
      Chile............     51,693,904 $  201,162,500   --       252,856,404
      China............    274,708,573  2,631,744,530   --     2,906,453,103
      Colombia.........     30,714,677             --   --        30,714,677
      Czech Republic...             --     38,726,011   --        38,726,011
      Greece...........             --      2,765,160   --         2,765,160
      Hong Kong........             --        310,211   --           310,211
      Hungary..........             --     40,828,087   --        40,828,087
      India............    113,467,210  1,954,856,253   --     2,068,323,463
      Indonesia........      2,176,735    393,154,606   --       395,331,341
      Malaysia.........             --    481,103,917   --       481,103,917
      Mexico...........    556,580,351             --   --       556,580,351
      Philippines......             --    170,597,757   --       170,597,757
      Poland...........             --    234,321,803   --       234,321,803
      Russia...........    133,199,841    237,001,007   --       370,200,848
      Singapore........             --        290,047   --           290,047
      South Africa.....    124,078,931    963,445,678   --     1,087,524,609
      South Korea......    293,773,016  2,417,802,972   --     2,711,575,988
      Taiwan...........     35,284,954  2,646,741,272   --     2,682,026,226
      Thailand.........    595,560,157         37,039   --       595,597,196
      Turkey...........             --    138,476,233   --       138,476,233
   Preferred Stocks
      Brazil...........    208,097,568             --   --       208,097,568
      Colombia.........     11,953,790             --   --        11,953,790
      South Korea......             --        149,005   --           149,005
   Rights/Warrants
      Indonesia........             --        544,987   --           544,987
      Malaysia.........             --         72,132   --            72,132
      South Korea......             --         92,961   --            92,961
      Taiwan...........             --        245,897   --           245,897

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                         Investments in Securities (Market Value)
                                 -------------------------------------------------------
                                     Level 1         Level 2     Level 3      Total
                                 --------------  --------------- ------- ---------------
Securities Lending Collateral...             --  $   317,650,554   --    $   317,650,554
Futures Contracts**............. $   (8,903,812)              --   --         (8,903,812)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $3,954,828,643  $12,872,120,619   --    $16,826,949,262
                                 ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 8, 2019

By:    /s/ Gregory K. Hinkle
       ---------------------------------------
       Gregory K. Hinkle
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund

Date:  January 8, 2019